UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 63.5%

Consumer Discretionary - 7.5%

CCO Safari II LLC 4.908% due 07/23/25 ~	$2,950,000	$2,941,572
Cedar Fair LP 5.250% due 03/15/21	2,000,000	2,035,000
DIRECTV Holdings LLC 3.950% due 01/15/25	3,000,000	2,946,924
General Motors Co 5.200% due 04/01/45	2,000,000	1,884,754
6.250% due 10/02/43	1,000,000	1,060,776
GLP Capital LP 4.875% due 11/01/20	2,000,000	2,035,000
Lennar Corp 4.500% due 06/15/19	3,000,000	3,048,000
MGM Resorts International 6.750% due 10/01/20	2,000,000	2,075,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,100,000	1,078,220
Pinnacle Entertainment Inc 6.375% due 08/01/21	1,000,000	1,063,330
Signet UK Finance PLC 4.700% due 06/15/24	2,000,000	2,024,028
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,988,000	3,002,940
Standard Pacific Group 6.250% due 12/15/21	2,000,000	2,145,000
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	1,800,000	1,818,000
Wyndham Worldwide Corp 5.100% due 10/01/25	800,000	812,950

		29,971,494

Consumer Staples - 2.1%

Imperial Tobacco Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	2,200,000	2,224,334
Kraft Heinz Foods Co 5.200% due 07/15/45 ~	950,000	1,010,555
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	3,000,000	3,037,500
Walgreens Boots Alliance Inc 3.300% due 11/18/21	2,000,000	2,029,270

		8,301,659

Energy - 5.0%

Cimarex Energy Co 5.875% due 05/01/22	1,000,000	1,050,617
Columbia Pipeline Group Inc 4.500% due 06/01/25 ~	2,000,000	1,945,966
Energy Transfer Partners LP 4.050% due 03/15/25	2,000,000	1,762,894
4.750% due 01/15/26	2,000,000	1,844,592
Ensco PLC 5.200% due 03/15/25	2,000,000	1,525,352
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	3,000,000	2,732,361
Kinder Morgan Inc 5.550% due 06/01/45	1,000,000	833,765
Linn Energy LLC 6.500% due 05/15/19	2,000,000	560,000
Petrobras Global Finance BV (Brazil) 4.375% due 05/20/23	1,500,000	982,500
5.375% due 01/27/21	1,500,000	1,098,300
Targa Resources Partners LP 4.125% due 11/15/19 ~	2,000,000	1,805,000

	Principal Amount	Value
The Williams Cos Inc 3.700% due 01/15/23	$3,000,000	$2,330,691
4.550% due 06/24/24	1,000,000	794,569
Transocean Inc 3.000% due 10/15/17	1,000,000	907,500

		20,174,107

Financials - 21.2%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	1,500,000	1,477,500
Ally Financial Inc 4.125% due 02/13/22	2,000,000	1,932,500
American Tower Corp REIT 4.000% due 06/01/25	1,700,000	1,662,704
5.000% due 02/15/24	1,000,000	1,052,827
Ares Capital Corp 3.875% due 01/15/20	550,000	566,896
4.875% due 11/30/18	3,450,000	3,567,214
Bank of America Corp 1.950% due 05/12/18	3,500,000	3,513,727
4.200% due 08/26/24	3,000,000	3,000,036
4.250% due 10/22/26	2,000,000	1,982,462
Bank of America NA 5.300% due 03/15/17	1,000,000	1,050,710
Citigroup Inc 4.400% due 06/10/25	2,000,000	2,016,244
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,000,000	2,969,172
Duke Realty LP REIT 3.625% due 04/15/23	4,000,000	3,954,180
Ford Motor Credit Co LLC 4.250% due 09/20/22	5,000,000	5,171,305
General Motors Financial Co Inc 4.375% due 09/25/21	4,000,000	4,084,460
HCP Inc REIT 3.400% due 02/01/25	2,000,000	1,877,670
4.000% due 06/01/25	2,000,000	1,969,246
JPMorgan Chase & Co 3.875% due 09/10/24	3,000,000	2,978,070
Kilroy Realty LP REIT 3.800% due 01/15/23	4,000,000	3,988,364
McGraw Hill Financial Inc 4.400% due 02/15/26 ~	3,750,000	3,814,916
Morgan Stanley 2.375% due 07/23/19	2,000,000	2,001,412
5.000% due 11/24/25	3,000,000	3,197,391
Neuberger Berman Group LLC 4.875% due 04/15/45 ~	1,000,000	920,069
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,000,000	3,063,849
Prudential Financial Inc 5.200% due 03/15/44 §	2,000,000	1,972,500
Senior Housing Properties Trust REIT 4.750% due 05/01/24	2,000,000	2,009,168
Synchrony Financial 3.750% due 08/15/21	3,000,000	3,034,791
The Goldman Sachs Group Inc 2.550% due 10/23/19	5,000,000	5,040,590
The Korea Development Bank (South Korea) 2.250% due 05/18/20	3,000,000	3,002,556
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	2,000,000	2,043,400
Ventas Realty LP REIT 3.500% due 02/01/25	2,000,000	1,937,434
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	2,000,000	1,973,164
Welltower Inc REIT 4.000% due 06/01/25	2,000,000	2,004,224

		84,830,751

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 3.8%

AbbVie Inc 3.600% due 05/14/25	$1,300,000	$1,286,614
Actavis Funding SCS 3.000% due 03/12/20	3,000,000	3,010,866
Biogen Inc 5.200% due 09/15/45	1,650,000	1,672,159
Gilead Sciences Inc 4.750% due 03/01/46	1,200,000	1,208,682
HCA Inc 6.500% due 02/15/20	2,000,000	2,185,000
Laboratory Corp of America Holdings 4.700% due 02/01/45	2,000,000	1,823,046
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	1,000,000	996,875
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	2,000,000	1,948,750
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	1,000,000	981,589

		15,113,581

Industrials - 11.9%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,553,261	2,578,794
Air Lease Corp 3.875% due 04/01/21	4,000,000	4,060,000
4.250% due 09/15/24	2,000,000	1,965,000
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	1,900,000	1,907,030
American Airlines Pass-Through Trust ‘B’ 3.700% due 11/01/24	1,000,000	983,750
4.375% due 04/01/24	953,903	955,095
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 06/20/24 ~	1,893,512	1,985,820
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	3,329,101	3,474,749
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,843,718	1,878,288
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	3,326,841	3,513,976
4.950% due 11/23/20	945,965	999,176
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	400,000	403,500
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	1,401,065	1,381,800
HD Supply Inc 5.250% due 12/15/21 ~	2,000,000	2,017,500
International Lease Finance Corp 7.125% due 09/01/18 ~	1,000,000	1,103,610
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29 ~	3,000,000	2,895,000
Owens Corning 4.200% due 12/15/22	2,000,000	2,029,934
4.200% due 12/01/24	1,000,000	995,668
Penske Truck Leasing Co LP 3.375% due 02/01/22 ~	2,000,000	1,958,022
The ADT Corp 6.250% due 10/15/21	2,000,000	2,072,500
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	5,000,000	5,006,250
United Rentals North America Inc 4.625% due 07/15/23	2,000,000	1,945,000
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,731,245	1,791,059

		47,901,521

	Principal Amount	Value
Information Technology - 2.2%

Arrow Electronics Inc 3.500% due 04/01/22	$2,000,000	$1,979,514
CommScope Inc 4.375% due 06/15/20 ~	800,000	796,000
Hewlett-Packard Enterprise Co 4.900% due 10/15/25 ~	4,000,000	3,989,000
NetApp Inc 3.375% due 06/15/21	2,000,000	1,973,926

		8,738,440

Materials - 4.3%

ArcelorMittal (Luxembourg) 6.250% due 03/01/21	2,000,000	1,807,500
Ardagh Packaging Finance PLC (Ireland) 3.337% due 12/15/19 § ~	3,000,000	2,895,000
Fibria Overseas Finance Ltd (Brazil) 5.250% due 05/12/24	1,000,000	965,000
Freeport-McMoRan Inc 3.550% due 03/01/22	1,500,000	1,117,500
Glencore Funding LLC (Switzerland) 2.125% due 04/16/18 ~	1,000,000	860,510
4.125% due 05/30/23 ~	4,500,000	3,546,463
Samarco Mineracao SA (Brazil) 5.750% due 10/24/23 ~	2,000,000	1,705,000
Southern Copper Corp (Peru) 5.250% due 11/08/42	1,000,000	761,490
Tronox Finance LLC 6.375% due 08/15/20	2,000,000	1,280,000
Vale SA (Brazil) 5.625% due 09/11/42	1,000,000	700,470
Yamana Gold Inc (Canada) 4.950% due 07/15/24	2,000,000	1,790,816

		17,429,749

Telecommunication Services - 2.6%

CC Holdings GS V LLC 3.849% due 04/15/23	2,000,000	1,996,888
Frontier Communications Corp 8.875% due 09/15/20 ~	275,000	270,188
Verizon Communications Inc 3.500% due 11/01/24	4,000,000	3,950,944
5.150% due 09/15/23	4,000,000	4,420,140

		10,638,160

Utilities - 2.9%

Calpine Corp 7.875% due 01/15/23 ~	1,000,000	1,075,000
Dynegy Inc 6.750% due 11/01/19	2,000,000	2,015,000
Exelon Corp 5.100% due 06/15/45	3,000,000	3,077,487
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	3,500,000	3,670,587
NRG Energy Inc 6.625% due 03/15/23	1,000,000	925,000
Talen Energy Supply LLC 6.500% due 06/01/25 ~	1,000,000	861,250

		11,624,324

Total Corporate Bonds & Notes (Cost $268,053,615)		254,723,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 21.0%

Consumer Discretionary - 8.4%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	$2,984,810	$2,790,797
Cequel Communications LLC Term B 3.500% due 02/14/19 §	1,989,440	1,976,998
Charter Communications Operating LLC Term H 3.250% due 08/24/21 §	2,000,000	1,994,584
ClubCorp Club Operations Inc 4.250% due 07/24/20 §	3,000,000	3,011,250
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	1,670,886	1,674,534
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	1,492,443	1,423,418
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,821,053	1,821,812
Interactive Data Corp 4.750% due 05/02/21 §	994,962	994,216
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	2,984,810	2,970,301
Leonardo Acquisition Corp 4.250% due 01/31/21 §	989,933	988,081
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	2,984,925	2,988,954
New Red Finance Term B2 (Canada) 3.750% due 12/12/21 §	2,291,434	2,290,402
PetSmart Inc Term B 4.250% due 03/11/22 §	1,995,000	1,994,793
Seminole Tribe of Florida 3.000% due 04/29/20 §	1,918,605	1,918,996
Spin Holdco Inc Term B 4.250% due 11/14/19 §	1,989,975	1,963,608
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	1,989,899	1,966,683
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	1,000,000	1,003,581

		33,773,008

Consumer Staples - 1.3%

Albertson’s LLC
Term B2 5.375% due 03/21/19 §	992,677	994,143
Term B4 5.500% due 08/25/21 §	992,677	994,820
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	1,991,588	1,984,234
Smart & Final Stores LLC (1st Lien) 4.000% due 11/15/19 §	1,000,000	997,500

		4,970,697

Financials - 2.1%

AmWINS Group LLC 5.250% due 09/06/19 §	1,989,785	1,998,950
First Data Corp 3.696% due 03/24/18 §	1,500,000	1,489,337
3.696% due 09/24/18 §	2,000,000	1,986,458
Hub International Ltd Term B 4.000% due 10/02/20 §	1,989,899	1,949,271
Realogy Corp Term B 3.750% due 03/05/20 §	994,937	994,932

		8,418,948

	Principal Amount	Value
Health Care - 1.8%

Community Health Systems Inc Term H 4.000% due 01/27/21 §	$3,990,000	$3,998,311
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,984,655	2,991,496
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	249,375	247,790

		7,237,597

Industrials - 3.2%

AlixPartners LLP Term B 4.500% due 07/28/22 §	1,000,000	1,000,156
Gates Global Inc Term B 4.250% due 07/05/21 §	992,469	944,396
HD Supply Inc Term B 3.750% due 08/13/21 §	1,500,000	1,495,313
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	2,984,772	2,965,583
Sensata Technologies BV Term B (Netherlands) 3.000% due 10/14/21 §	995,000	995,274
Transdigm Inc
Term D
3.750% due 06/04/21 §	1,989,924	1,973,135
Term E
3.500% due 05/14/22 §	995,240	983,111
Univar Inc 4.250% due 07/01/22 §	2,500,000	2,465,235

		12,822,203

Information Technology - 0.6%

Avago Technologies Cayman Ltd Term B (Cayman) 3.750% due 05/06/21 §	1,988,419	1,989,477
Freescale Semiconductor Inc Term B4 4.250% due 02/28/20 §	498,731	498,691

		2,488,168

Materials - 2.1%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	1,989,899	1,985,422
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	1,989,924	1,985,572
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	2,982,240	2,452,892
Novelis Inc Term B 4.000% due 06/02/22 §	1,995,000	1,972,764

		8,396,650

Telecommunication Services - 1.5%

Level 3 Financing Inc 4.000% due 08/01/19 §	2,000,000	2,000,000
Term B 4.000% due 01/15/20 §	2,000,000	1,997,750
Zayo Group LLC Term B 3.750% due 05/06/21 §	1,990,000	1,981,045

		5,978,795

Total Senior Loan Notes (Cost $85,200,214)		84,086,066

U.S. GOVERNMENT AGENCY ISSUE - 1.2%

Fannie Mae 1.875% due 09/18/18	4,500,000	4,619,200

Total U.S. Government Agency Issue (Cost $4,600,329)		4,619,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 9.1%

U.S. Treasury Bonds - 0.8%

2.875% due 08/15/45	$3,000,000	$3,000,936

U.S. Treasury Notes - 8.3%

0.625% due 10/15/16	3,000,000	3,007,167
0.625% due 02/15/17	3,500,000	3,507,270
0.750% due 03/15/17	3,500,000	3,512,600
1.250% due 01/31/19	2,500,000	2,517,205
1.375% due 07/31/18	3,500,000	3,547,988
1.375% due 09/30/18	3,500,000	3,546,417
1.500% due 10/31/19	2,500,000	2,528,500
2.000% due 10/31/21	3,500,000	3,573,920
2.125% due 12/31/21	3,500,000	3,595,634
2.250% due 11/15/24	2,000,000	2,038,528
2.375% due 08/15/24	2,000,000	2,060,950

		33,436,179

Total U.S. Treasury Obligations (Cost $36,504,761)		36,437,115

FOREIGN GOVERNMENT BONDS & NOTES - 2.5%

Chile Government (Chile) 2.250% due 10/30/22	3,000,000	2,887,500
Mexico Government (Mexico) 3.500% due 01/21/21	1,000,000	1,020,000
3.625% due 03/15/22	1,000,000	1,011,500
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	2,014,692
Republic of Korea (South Korea) 3.875% due 09/11/23	3,000,000	3,277,050

Total Foreign Government Bonds & Notes (Cost $10,337,801)		10,210,742

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $9,706,649; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $9,901,375)	$9,706,649	$9,706,649

Total Short-Term Investment (Cost $9,706,649)		9,706,649

TOTAL INVESTMENTS - 99.7% (Cost $414,403,369)		399,783,558

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,184,362

NET ASSETS - 100.0%		$400,967,920

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$254,723,786	$-	$254,723,786	$-
	Senior Loan Notes	84,086,066	-	84,086,066	-
	U.S. Government Agency Issue	4,619,200	-	4,619,200	-
	U.S. Treasury Obligations	36,437,115	-	36,437,115	-
	Foreign Government Bonds & Notes	10,210,742	-	10,210,742	-
	Short-Term Investment	9,706,649	-	9,706,649	-

	Total	$399,783,558	$-	$399,783,558	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.2%

Financials - 0.2%

Citigroup Capital XIII	61,350	$1,576,082
GMAC Capital Trust I	229,331	5,854,820

		7,430,902

Total Preferred Stocks (Cost $7,267,172)		7,430,902

	Principal Amount

CORPORATE BONDS & NOTES - 35.8%

Consumer Discretionary - 2.9%

21st Century Fox America Inc 6.200% due 12/15/34	$1,000,000	1,146,684
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	3,760,000	3,619,000
Amazon.com Inc 4.950% due 12/05/44	4,190,000	4,299,321
CCO Holdings LLC 7.000% due 01/15/19	561,000	572,921
CCO Safari II LLC 6.384% due 10/23/35 ~	560,000	568,079
6.484% due 10/23/45 ~	4,300,000	4,346,406
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	2,840,000	3,967,293
Comcast Corp 3.375% due 08/15/25	2,940,000	2,967,521
5.150% due 03/01/20	1,658,000	1,873,036
5.650% due 06/15/35	290,000	335,172
5.700% due 05/15/18	5,000,000	5,534,985
6.450% due 03/15/37	810,000	1,027,527
6.500% due 11/15/35	630,000	803,711
6.550% due 07/01/39	1,880,000	2,393,031
6.950% due 08/15/37	740,000	976,291
Cox Communications Inc 4.700% due 12/15/42 ~	70,000	59,736
DISH DBS Corp 5.125% due 05/01/20	380,000	353,400
5.875% due 07/15/22	1,110,000	982,350
5.875% due 11/15/24	6,176,000	5,265,040
6.750% due 06/01/21	90,000	86,175
Dollar Tree Inc 5.250% due 03/01/20 ~	850,000	875,840
5.750% due 03/01/23 ~	770,000	802,725
Ford Motor Co 4.750% due 01/15/43	8,920,000	8,403,104
General Motors Co 6.250% due 10/02/43	570,000	604,642
Hilton Worldwide Finance LLC 5.625% due 10/15/21	4,640,000	4,814,000
L Brands Inc 5.625% due 10/15/23	690,000	736,575
MGM Resorts International 6.625% due 12/15/21	800,000	824,000
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,092,207
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	745,598
NCL Corp Ltd 5.250% due 11/15/19 ~	870,000	891,211
Netflix Inc 5.500% due 02/15/22 ~	130,000	131,950
5.875% due 02/15/25 ~	670,000	691,775

	Principal Amount	Value
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	$1,840,000	$1,872,200
Numericable-SFR SAS (France) 6.000% due 05/15/22 ~	2,170,000	2,096,762
6.250% due 05/15/24 ~	720,000	696,600
QVC Inc 5.950% due 03/15/43	100,000	92,678
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,150,000
Time Warner Cable Inc 4.125% due 02/15/21	2,120,000	2,181,643
5.500% due 09/01/41	1,440,000	1,294,524
5.875% due 11/15/40	930,000	888,450
6.750% due 06/15/39	1,050,000	1,053,805
7.300% due 07/01/38	1,130,000	1,188,432
8.250% due 04/01/19	5,445,000	6,356,673
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,151,518
Time Warner Inc 4.700% due 01/15/21	410,000	448,273
6.250% due 03/29/41	450,000	520,301
7.700% due 05/01/32	9,300,000	12,112,339
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,109,664
Univision Communications Inc 6.750% due 09/15/22 ~	2,521,000	2,618,689
Viacom Inc 4.250% due 09/01/23	1,210,000	1,187,741
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	900,000	909,000

		105,720,598

Consumer Staples - 3.7%

Altria Group Inc 2.850% due 08/09/22	7,200,000	7,046,273
4.750% due 05/05/21	4,000,000	4,364,160
5.375% due 01/31/44	2,730,000	2,980,794
9.250% due 08/06/19	3,330,000	4,153,892
9.950% due 11/10/38	740,000	1,187,265
10.200% due 02/06/39	290,000	470,327
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	8,320,000	7,958,005
5.000% due 04/15/20	1,360,000	1,506,458
5.375% due 01/15/20	2,300,000	2,570,590
Constellation Brands Inc 4.250% due 05/01/23	820,000	818,975
6.000% due 05/01/22	850,000	930,750
CVS Health Corp 2.750% due 12/01/22	6,800,000	6,701,325
3.875% due 07/20/25	1,850,000	1,911,596
4.875% due 07/20/35	2,400,000	2,527,402
5.125% due 07/20/45	4,780,000	5,164,020
5.750% due 05/15/41	320,000	371,122
CVS Pass-Through Trust 5.298% due 01/11/27 ~	677,536	738,887
6.036% due 12/10/28	3,105,930	3,515,251
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,029,879
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	5,620,000	5,569,482
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	1,530,000	1,530,015
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,540,211
Kraft Foods Group Inc 3.500% due 06/06/22	4,540,000	4,640,220
5.375% due 02/10/20	1,219,000	1,362,920

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Kraft Heinz Foods Co 3.950% due 07/15/25 ~	$1,820,000	$1,866,659
4.875% due 02/15/25 ~	2,679,000	2,862,431
5.000% due 07/15/35 ~	1,680,000	1,760,200
5.200% due 07/15/45 ~	1,380,000	1,467,964
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	497,770
Mondelez International Inc 4.000% due 02/01/24	5,240,000	5,441,363
PepsiCo Inc 7.900% due 11/01/18	1,498,000	1,771,718
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	8,980,000	9,448,442
5.500% due 01/15/42 ~	470,000	505,363
Philip Morris International Inc 2.500% due 08/22/22	2,560,000	2,491,689
2.900% due 11/15/21	1,460,000	1,469,153
4.500% due 03/20/42	2,080,000	2,091,629
6.375% due 05/16/38	1,970,000	2,461,235
Reynolds American Inc 3.250% due 06/12/20	1,810,000	1,863,118
3.250% due 11/01/22	2,350,000	2,342,459
3.750% due 05/20/23 ~	3,660,000	3,683,702
5.850% due 08/15/45	4,370,000	4,881,303
6.150% due 09/15/43	330,000	376,267
6.750% due 06/15/17	1,207,000	1,307,158
8.125% due 06/23/19 ~	1,220,000	1,445,960
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	1,450,000	1,468,125
6.875% due 02/15/21	1,380,000	1,426,575
Spectrum Brands Inc 5.750% due 07/15/25 ~	800,000	820,000
The Kroger Co 6.400% due 08/15/17	2,610,000	2,843,726
Tyson Foods Inc 5.150% due 08/15/44	820,000	864,002
Wal-Mart Stores Inc 5.250% due 09/01/35	930,000	1,076,914
5.375% due 04/05/17	915,000	978,915
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	680,000	692,514
2.900% due 10/21/19 ~	2,380,000	2,446,776
3.375% due 10/21/20 ~	750,000	782,119

		138,025,068

Energy - 4.5%

Anadarko Petroleum Corp 6.375% due 09/15/17	145,000	156,546
8.700% due 03/15/19	5,485,000	6,474,549
Antero Resources Corp 5.375% due 11/01/21	1,050,000	929,250
Apache Corp 3.250% due 04/15/22	492,000	479,845
6.000% due 01/15/37	1,010,000	1,080,679
6.900% due 09/15/18	5,000,000	5,683,795
Arch Coal Inc 7.000% due 06/15/19	2,890,000	231,200
Atwood Oceanics Inc 6.500% due 02/01/20	1,140,000	920,550
Baker Hughes Inc 3.200% due 08/15/21	200,000	201,092
7.500% due 11/15/18	4,060,000	4,711,687
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	3,361,000	3,361,000
3.506% due 03/17/25	870,000	861,211
3.561% due 11/01/21	220,000	230,755
California Resources Corp 5.500% due 09/15/21	400,000	246,000
6.000% due 11/15/24	2,140,000	1,292,025

	Principal Amount	Value
Chesapeake Energy Corp 6.125% due 02/15/21	$2,210,000	$1,551,144
6.500% due 08/15/17	650,000	588,250
6.875% due 11/15/20	520,000	384,800
CNOOC Finance LLC (China) 3.500% due 05/05/25	8,380,000	7,990,724
Concho Resources Inc 5.500% due 04/01/23	960,000	916,800
6.500% due 01/15/22	1,526,000	1,505,017
ConocoPhillips 6.500% due 02/01/39	1,040,000	1,258,597
Continental Resources Inc 4.500% due 04/15/23	650,000	559,047
5.000% due 09/15/22	420,000	368,025
Devon Energy Corp 3.250% due 05/15/22	1,200,000	1,152,494
5.000% due 06/15/45	3,500,000	3,184,471
7.950% due 04/15/32	2,810,000	3,463,749
Ecopetrol SA (Colombia) 5.375% due 06/26/26	3,720,000	3,250,350
5.875% due 05/28/45	3,580,000	2,720,800
Ensco PLC 4.700% due 03/15/21	160,000	136,491
Enterprise Products Operating LLC 6.300% due 09/15/17	2,430,000	2,638,450
6.500% due 01/31/19	2,100,000	2,357,153
8.375% due 08/01/66 §	3,000,000	2,958,750
Freeport-McMoran Oil & Gas LLC 6.125% due 06/15/19	3,738,000	3,485,685
6.500% due 11/15/20	527,000	475,288
6.875% due 02/15/23	940,000	834,015
Hess Corp 8.125% due 02/15/19	2,850,000	3,331,074
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,860,698
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	2,180,000	2,461,497
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,720,000	1,752,097
MarkWest Energy Partners LP 4.875% due 12/01/24	3,090,000	2,842,800
4.875% due 06/01/25	1,190,000	1,097,537
5.500% due 02/15/23	1,680,000	1,635,900
Noble Energy Inc 5.250% due 11/15/43	1,130,000	1,008,006
6.000% due 03/01/41	200,000	190,287
8.250% due 03/01/19	3,290,000	3,853,587
Occidental Petroleum Corp 3.125% due 02/15/22	1,350,000	1,362,219
4.625% due 06/15/45	1,280,000	1,292,590
Petrobras Global Finance BV (Brazil) 5.375% due 01/27/21	15,300,000	11,202,660
6.250% due 03/17/24	5,750,000	4,211,875
7.875% due 03/15/19	3,600,000	2,968,920
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,650,855
6.000% due 03/05/20	2,000,000	2,146,800
6.375% due 01/23/45	3,990,000	3,604,566
6.625% due 06/15/35	1,280,000	1,206,400
8.000% due 05/03/19	2,130,000	2,412,225
QEP Resources Inc 5.250% due 05/01/23	1,390,000	1,168,990
6.875% due 03/01/21	2,190,000	2,025,750
Range Resources Corp 4.875% due 05/15/25 ~	650,000	580,938
5.000% due 08/15/22	530,000	471,700
5.000% due 03/15/23	4,040,000	3,593,075
Regency Energy Partners LP 4.500% due 11/01/23	520,000	481,680
5.875% due 03/01/22	1,770,000	1,816,663
6.500% due 07/15/21	680,000	705,092

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	$680,000	$634,100
5.750% due 05/15/24	1,030,000	921,850
Samson Investment Co 9.750% due 02/15/20 * Y	3,160,000	55,300
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	54,061
SESI LLC 7.125% due 12/15/21	850,000	838,312
Shelf Drilling Holdings Ltd (United Arab Emirates) 8.625% due 11/01/18 ~	680,000	533,800
Shell International Finance BV (Netherlands) 4.125% due 05/11/35	1,570,000	1,533,119
4.375% due 03/25/20	4,150,000	4,560,838
4.375% due 05/11/45	1,750,000	1,730,202
Sinopec Group Overseas Development Ltd (China) 2.750% due 05/17/17 ~	2,400,000	2,435,609
4.375% due 04/10/24 ~	6,760,000	7,052,999
The Williams Cos Inc 7.500% due 01/15/31	5,935,000	5,156,732
7.875% due 09/01/21	440,000	447,641
Transocean Inc 5.550% due 12/15/16	1,370,000	1,358,012
Williams Partners LP 4.875% due 05/15/23	800,000	741,149
4.875% due 03/15/24	1,010,000	906,043
6.125% due 07/15/22	2,495,000	2,522,340

		164,058,872

Financials - 13.2%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,208,580
AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	2,590,000	2,551,150
Ally Financial Inc 7.500% due 09/15/20	32,000	36,400
American International Group Inc 3.750% due 07/10/25	4,630,000	4,713,266
ANZ New Zealand International Ltd (New Zealand) 1.850% due 10/15/15 ~	2,630,000	2,631,136
Bank of America Corp 2.600% due 01/15/19	7,240,000	7,323,767
3.300% due 01/11/23	1,190,000	1,184,754
3.875% due 03/22/17	1,230,000	1,270,934
3.875% due 08/01/25	3,510,000	3,566,420
4.000% due 04/01/24	10,280,000	10,604,293
4.125% due 01/22/24	9,345,000	9,789,990
4.200% due 08/26/24	4,930,000	4,930,059
4.875% due 04/01/44	6,140,000	6,419,671
5.000% due 05/13/21	5,590,000	6,167,598
5.000% due 01/21/44	8,740,000	9,209,102
5.625% due 07/01/20	600,000	677,483
5.650% due 05/01/18	2,070,000	2,259,359
5.700% due 05/02/17	1,520,000	1,604,737
5.750% due 12/01/17	560,000	605,638
6.250% § ±	6,230,000	6,097,613
7.625% due 06/01/19	1,400,000	1,649,129
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	184,034
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,640,401
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,395,411
Caterpillar Financial Services Corp 5.450% due 04/15/18	2,315,000	2,539,351

	Principal Amount	Value
CIT Group Inc 4.250% due 08/15/17	$1,840,000	$1,867,600
5.000% due 08/01/23	1,330,000	1,325,013
5.375% due 05/15/20	290,000	304,500
Citigroup Inc 3.500% due 05/15/23	2,380,000	2,321,559
4.400% due 06/10/25	4,900,000	4,939,798
4.450% due 09/29/27	3,690,000	3,671,447
4.650% due 07/30/45	9,020,000	9,025,123
5.500% due 09/13/25	4,580,000	5,009,453
5.900% § ±	1,070,000	1,045,925
5.950% § ±	8,860,000	8,411,675
6.000% due 08/15/17	5,155,000	5,559,420
6.125% due 11/21/17	100,000	109,060
6.300% § ±	3,900,000	3,757,260
6.625% due 06/15/32	480,000	569,478
6.675% due 09/13/43	1,100,000	1,352,413
8.500% due 05/22/19	610,000	737,117
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	1,060,000	1,172,989
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 4.375% due 08/04/25	3,980,000	3,992,426
4.625% due 12/01/23	5,690,000	5,890,937
5.250% due 08/04/45	1,880,000	1,910,821
5.750% due 12/01/43	2,730,000	3,002,249
11.000% § ± ~	4,830,000	5,956,598
Credit Agricole SA (France) 8.375% § ± ~	9,290,000	10,592,458
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.875% due 05/15/45 ~	5,980,000	5,886,186
Daimler Finance North America LLC (Germany) 2.625% due 09/15/16 ~	5,390,000	5,446,002
First Data Corp 5.375% due 08/15/23 ~	1,070,000	1,061,975
6.750% due 11/01/20 ~	370,000	387,575
11.750% due 08/15/21	188,000	209,150
12.625% due 01/15/21	480,000	546,600
Ford Motor Credit Co LLC 2.459% due 03/27/20	200,000	196,056
3.664% due 09/08/24	2,770,000	2,694,515
5.750% due 02/01/21	1,070,000	1,203,461
8.125% due 01/15/20	1,940,000	2,327,276
General Electric Capital Corp 3.150% due 09/07/22	4,780,000	4,911,450
4.375% due 09/16/20	1,380,000	1,523,626
4.650% due 10/17/21	340,000	381,449
5.300% due 02/11/21	4,810,000	5,537,335
5.875% due 01/14/38	1,570,000	1,964,426
6.000% due 08/07/19	9,730,000	11,259,799
6.150% due 08/07/37	1,105,000	1,431,827
6.875% due 01/10/39	1,940,000	2,722,379
General Motors Financial Co Inc 2.750% due 05/15/16	930,000	935,662
3.250% due 05/15/18	700,000	706,602
3.450% due 04/10/22	450,000	432,222
4.250% due 05/15/23	1,250,000	1,224,186
4.375% due 09/25/21	930,000	949,637
Goldman Sachs Capital II 4.000% § ±	8,875,000	6,434,375
HSBC Bank USA NA 7.000% due 01/15/39	3,840,000	4,944,603
HSBC Finance Corp 6.676% due 01/15/21	570,000	667,720
HSBC Holdings PLC (United Kingdom) 4.250% due 03/14/24	3,300,000	3,280,540
4.250% due 08/18/25	4,560,000	4,504,272
6.375% § ±	3,840,000	3,676,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Hyundai Capital America (South Korea) 2.125% due 10/02/17 ~	$1,370,000	$1,375,146
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	5,833,436
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	1,090,000	1,095,930
5.017% due 06/26/24 ~	10,270,000	10,155,869
JPMorgan Chase & Co 3.375% due 05/01/23	4,290,000	4,199,425
3.875% due 09/10/24	4,790,000	4,754,985
4.250% due 10/15/20	3,230,000	3,464,850
4.250% due 10/01/27	2,770,000	2,766,457
4.350% due 08/15/21	690,000	744,236
4.500% due 01/24/22	2,310,000	2,494,751
4.950% due 06/01/45	4,380,000	4,412,762
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,647,336
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	367,019
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,033,642
M&T Bank Corp 6.875% ±	10,130,000	10,205,975
MetLife Inc 4.750% due 02/08/21	2,370,000	2,633,904
Morgan Stanley 4.000% due 07/23/25	540,000	552,781
4.750% due 03/22/17	600,000	628,448
5.450% due 01/09/17	5,155,000	5,414,776
Nationwide Building Society (United Kingdom) 3.900% due 07/21/25 ~	4,320,000	4,423,067
Navient Corp 8.000% due 03/25/20	3,380,000	3,244,800
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,478,745
Royal Bank of Scotland Group PLC (United Kingdom) 5.125% due 05/28/24	6,260,000	6,322,976
6.000% due 12/19/23	4,240,000	4,523,079
6.100% due 06/10/23	3,870,000	4,166,241
6.125% due 12/15/22	1,910,000	2,064,063
6.400% due 10/21/19	370,000	416,063
7.640% § ±	600,000	642,000
7.648% § ±	560,000	700,000
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	1,310,000	1,354,794
Santander US Debt SAU (Spain) 3.781% due 10/07/15 ~	2,750,000	2,750,443
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	8,620,000	8,351,306
6.409% § ± ~	3,900,000	3,939,000
State Street Corp 4.956% due 03/15/18	8,180,000	8,730,203
Sumitomo Mitsui Banking Corp (Japan) 3.100% due 01/14/16 ~	1,300,000	1,308,260
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	2,090,000	2,623,374
The Goldman Sachs Group Inc 3.850% due 07/08/24	4,190,000	4,277,508
5.150% due 05/22/45	2,820,000	2,779,950
5.250% due 07/27/21	1,570,000	1,752,399
5.750% due 01/24/22	400,000	459,576
5.950% due 01/15/27	3,270,000	3,733,951
6.000% due 06/15/20	6,360,000	7,314,254
6.250% due 02/01/41	9,880,000	11,966,943
6.750% due 10/01/37	4,145,000	4,956,106

	Principal Amount	Value
Toyota Motor Credit Corp 1.250% due 10/05/17	$5,450,000	$5,458,349
UBS Group Funding Jersey Ltd (Switzerland) 4.125% due 09/24/25 ~	3,080,000	3,073,800
Voya Financial Inc 2.900% due 02/15/18	700,000	715,205
Wachovia Capital Trust III 5.570% § ±	6,950,000	6,820,035
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	4,730,000	4,666,533
Wells Fargo & Co 1.500% due 01/16/18	1,730,000	1,730,095
3.450% due 02/13/23	4,330,000	4,315,352
3.676% due 06/15/16 §	2,830,000	2,889,665
4.300% due 07/22/27	8,560,000	8,740,171
4.600% due 04/01/21	6,240,000	6,853,342
4.650% due 11/04/44	1,160,000	1,142,417
5.375% due 11/02/43	2,030,000	2,242,017
5.606% due 01/15/44	3,567,000	3,992,079
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	3,053,156
ZFS Finance USA Trust II (Switzerland) 6.450% due 12/15/65 § ~	2,565,000	2,603,475

		484,589,821

Health Care - 3.2%

AbbVie Inc 1.750% due 11/06/17	2,910,000	2,920,136
3.600% due 05/14/25	4,000,000	3,958,812
Actavis Funding SCS 3.450% due 03/15/22	2,150,000	2,123,690
3.800% due 03/15/25	3,020,000	2,927,349
4.550% due 03/15/35	1,230,000	1,135,745
4.750% due 03/15/45	1,600,000	1,459,045
Amgen Inc 3.625% due 05/22/24	1,270,000	1,276,495
5.375% due 05/15/43	740,000	792,294
Anthem Inc 3.125% due 05/15/22	3,300,000	3,272,214
3.700% due 08/15/21	220,000	227,083
7.000% due 02/15/19	1,290,000	1,476,072
Baxalta Inc 5.250% due 06/23/45 ~	1,640,000	1,628,449
Becton Dickinson & Co 3.734% due 12/15/24	2,150,000	2,193,763
4.685% due 12/15/44	740,000	743,968
Catholic Health Initiatives 4.350% due 11/01/42	420,000	391,532
Celgene Corp 3.550% due 08/15/22	2,290,000	2,328,367
3.625% due 05/15/24	830,000	828,237
3.875% due 08/15/25	6,560,000	6,577,404
5.000% due 08/15/45	5,620,000	5,599,178
5.250% due 08/15/43	1,020,000	1,042,042
DaVita HealthCare Partners Inc 5.000% due 05/01/25	1,680,000	1,617,000
5.125% due 07/15/24	3,600,000	3,541,950
Fresenius Medical Care US Finance I Inc (Germany) 5.750% due 02/15/21 ~	1,230,000	1,331,475
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,080,000	1,082,700
5.875% due 01/31/22 ~	1,220,000	1,314,550
Gilead Sciences Inc 3.650% due 03/01/26	2,770,000	2,782,916
3.700% due 04/01/24	4,550,000	4,662,544
4.500% due 02/01/45	120,000	115,904
4.750% due 03/01/46	2,170,000	2,185,700

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
GlaxoSmithKline Capital Inc (United Kingdom) 6.375% due 05/15/38	$3,105,000	$3,952,202
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	4,550,000	4,547,648
HCA Inc 4.250% due 10/15/19	2,120,000	2,143,850
5.375% due 02/01/25	470,000	467,650
7.500% due 02/15/22	3,690,000	4,178,925
Humana Inc 3.150% due 12/01/22	970,000	958,388
4.625% due 12/01/42	1,090,000	1,052,284
Medtronic Inc 3.125% due 03/15/22	430,000	437,329
3.500% due 03/15/25	6,730,000	6,878,087
4.450% due 03/15/20	2,110,000	2,321,618
Merck & Co Inc 2.750% due 02/10/25	2,380,000	2,320,391
Perrigo Co PLC 4.000% due 11/15/23	1,130,000	1,125,552
Pfizer Inc 6.200% due 03/15/19	270,000	308,421
7.200% due 03/15/39	3,960,000	5,431,572
Teva Pharmaceutical Finance Co BV (Israel) 3.650% due 11/10/21	91,000	92,359
Thermo Fisher Scientific Inc 3.600% due 08/15/21	1,590,000	1,636,479
5.300% due 02/01/44	320,000	338,131
UnitedHealth Group Inc 3.750% due 07/15/25	1,420,000	1,470,200
3.875% due 10/15/20	2,610,000	2,802,652
4.750% due 07/15/45	1,630,000	1,726,525
5.700% due 10/15/40	10,000	11,820
5.800% due 03/15/36	860,000	1,029,984
6.875% due 02/15/38	1,200,000	1,601,779
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	5,520,000	5,378,550
7.500% due 07/15/21 ~	720,000	743,400
Zimmer Biomet Holdings Inc 4.450% due 08/15/45	3,860,000	3,584,601
Zoetis Inc 3.250% due 02/01/23	730,000	702,358

		118,779,369

Industrials - 1.7%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	384,871
Air 2 US 8.027% due 10/01/20 ~	960,659	1,027,905
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,517,088
CSC Holdings LLC 6.750% due 11/15/21	1,670,000	1,498,825
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,486,722	4,048,956
Eaton Corp 1.500% due 11/02/17	300,000	299,818
2.750% due 11/02/22	9,649,000	9,408,779
4.150% due 11/02/42	2,040,000	1,891,663
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	2,220,000	2,181,150
General Electric Co 4.500% due 03/11/44	2,610,000	2,712,962
5.250% due 12/06/17	3,535,000	3,829,635
International Lease Finance Corp 6.750% due 09/01/16 ~	5,660,000	5,865,175
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,807,868

	Principal Amount	Value
Raytheon Co 3.125% due 10/15/20	$1,680,000	$1,761,562
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	2,260,000	2,440,800
The Boeing Co 4.875% due 02/15/20	5,560,000	6,260,727
UAL Pass-Through Trust 9.750% due 07/15/18	307,608	334,936
United Rentals North America Inc 5.500% due 07/15/25	870,000	816,713
7.375% due 05/15/20	510,000	538,050
United Technologies Corp 4.500% due 04/15/20	2,630,000	2,910,524
4.500% due 06/01/42	2,380,000	2,435,007
Waste Management Inc 3.500% due 05/15/24	1,930,000	1,962,189
7.375% due 05/15/29	1,910,000	2,541,026
West Corp 5.375% due 07/15/22 ~	3,430,000	3,181,325

		63,657,554

Information Technology - 0.3%

Activision Blizzard Inc 5.625% due 09/15/21 ~	3,380,000	3,565,900
Intel Corp 3.700% due 07/29/25	890,000	915,505
4.900% due 07/29/45	1,150,000	1,193,556
National Semiconductor Corp 6.600% due 06/15/17	380,000	414,187
Oracle Corp 1.200% due 10/15/17	4,990,000	4,999,900

		11,089,048

Materials - 2.2%

ArcelorMittal (Luxembourg) 6.125% due 06/01/25	950,000	771,875
7.000% due 02/25/22	740,000	677,100
Ardagh Packaging Finance PLC (Ireland) 3.337% due 12/15/19 § ~	3,700,000	3,570,500
Barrick Gold Corp (Canada) 3.850% due 04/01/22	810,000	741,167
4.100% due 05/01/23	3,880,000	3,476,569
6.950% due 04/01/19	2,470,000	2,768,203
Barrick North America Finance LLC (Canada) 4.400% due 05/30/21	4,480,000	4,380,015
BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	1,070,000	1,084,493
5.000% due 09/30/43	2,320,000	2,356,758
6.500% due 04/01/19	8,630,000	9,861,285
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	2,625,000	2,674,395
Eagle Spinco Inc 4.625% due 02/15/21	4,520,000	3,842,090
Ecolab Inc 4.350% due 12/08/21	940,000	1,017,269
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	3,720,000	3,473,550
Glencore Finance Canada Ltd (Switzerland) 2.050% due 10/23/15 ~	4,270,000	4,265,786
2.700% due 10/25/17 ~	3,860,000	3,473,749
5.800% due 11/15/16 ~	820,000	779,202
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	7,630,000	6,110,226
Hexion Inc 6.625% due 04/15/20	1,740,000	1,487,700
LyondellBasell Industries NV 5.000% due 04/15/19	885,000	954,980
6.000% due 11/15/21	490,000	554,483

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Murray Energy Corp 11.250% due 04/15/21 ~	$2,670,000	$1,415,100
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,410,000	2,265,400
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	705,179
Rio Tinto Finance USA Ltd (United Kingdom) 1.875% due 11/02/15	3,700,000	3,702,642
4.125% due 05/20/21	10,000	10,497
Rock-Tenn Co 3.500% due 03/01/20	1,270,000	1,316,131
4.000% due 03/01/23	1,150,000	1,182,322
Southern Copper Corp (Peru) 5.250% due 11/08/42	7,320,000	5,574,107
6.750% due 04/16/40	600,000	535,716
Steel Dynamics Inc 6.375% due 08/15/22	850,000	839,375
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	1,369,000	1,214,618
6.875% due 11/21/36	4,520,000	3,611,480
8.250% due 01/17/34	1,205,000	1,102,744
Vedanta Resources PLC (India) 9.500% due 07/18/18 ~	1,100,000	924,823

		82,721,529

Telecommunication Services - 2.7%

America Movil SAB de CV (Mexico) 5.000% due 03/30/20	2,940,000	3,243,643
5.625% due 11/15/17	1,500,000	1,623,405
AT&T Inc 3.000% due 02/15/22	260,000	255,562
3.400% due 05/15/25	16,390,000	15,682,526
3.875% due 08/15/21	370,000	384,808
4.350% due 06/15/45	2,740,000	2,351,643
4.450% due 05/15/21	390,000	416,856
5.500% due 02/01/18	3,625,000	3,930,229
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	5,410,000	5,407,987
CenturyLink Inc 5.625% due 04/01/20	1,170,000	1,086,637
5.625% due 04/01/25 ~	1,220,000	980,575
5.800% due 03/15/22	530,000	458,450
6.150% due 09/15/19	1,000,000	1,000,000
Deutsche Telekom International Finance BV (Germany) 5.750% due 03/23/16	3,300,000	3,375,728
6.750% due 08/20/18	1,545,000	1,747,012
Intelsat Jackson Holdings SA (Luxembourg) 7.500% due 04/01/21	2,520,000	2,334,150
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	860,551
Sprint Capital Corp 8.750% due 03/15/32	4,809,000	3,751,020
Sprint Communications Inc 9.000% due 11/15/18 ~	1,870,000	1,968,175
Sprint Corp 7.625% due 02/15/25	3,930,000	3,053,119
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	2,020,000	2,212,611
5.877% due 07/15/19	350,000	387,377
6.221% due 07/03/17	150,000	161,993
6.421% due 06/20/16	250,000	258,938
Verizon Communications Inc 3.450% due 03/15/21	460,000	472,740
5.150% due 09/15/23	5,080,000	5,613,578
6.400% due 09/15/33	6,242,000	7,175,504
6.550% due 09/15/43	23,104,000	27,445,750

		97,640,567

	Principal Amount	Value
Utilities - 1.4%

AES Corp 4.875% due 05/15/23	$1,170,000	$1,032,525
5.500% due 03/15/24	450,000	401,175
7.375% due 07/01/21	1,880,000	1,959,900
8.000% due 06/01/20	1,230,000	1,396,050
Berkshire Hathaway Energy Co 6.125% due 04/01/36	601,000	725,839
6.500% due 09/15/37	3,200,000	4,034,586
Calpine Corp 5.875% due 01/15/24 ~	1,720,000	1,780,200
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,404,988
FirstEnergy Corp 2.750% due 03/15/18	1,360,000	1,364,487
4.250% due 03/15/23	4,980,000	5,015,368
7.375% due 11/15/31	14,550,000	17,610,825
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	640,000	713,600
Pacific Gas & Electric Co 6.050% due 03/01/34	6,422,000	7,780,580
8.250% due 10/15/18	930,000	1,103,412
PacifiCorp 5.650% due 07/15/18	1,860,000	2,061,120
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,762,778

		51,147,433

Total Corporate Bonds & Notes (Cost $1,320,413,259)		1,317,429,859

SENIOR LOAN NOTES - 2.7%

Consumer Discretionary - 1.1%

Academy Ltd Term B 5.000% due 07/01/22 §	2,818,689	2,809,097
Aramark Services Inc Term F 3.250% due 02/24/21 §	2,038,950	2,037,411
Aristocrat Leisure Ltd Term B (Australia) 4.750% due 10/20/21 §	390,000	391,002
CCM Merger Inc Term B 4.500% due 08/08/21 §	1,283,620	1,282,272
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	2,506,329	2,511,800
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	910,526	910,906
J. Crew Group Inc Term B 4.000% due 03/05/21 §	587,966	456,286
Landry’s Inc Term B 4.000% due 04/24/18 §	1,640,183	1,642,747
McGraw-Hill Global Education Holdings LLC Term B 4.750% due 03/22/19 §	913,660	917,372
Michaels Stores Inc Term B 3.750% due 01/28/20 §	2,346,000	2,344,290
New Red Finance Term B2 (Canada) 3.750% due 12/12/21 §	3,264,034	3,262,565
Party City Holdings Inc Term B 4.250% due 08/19/22 §	3,137,833	3,139,142
PetSmart Inc Term B 4.250% due 03/11/22 §	3,251,850	3,251,512
Staples Inc (1st Lien) due 04/07/21 µ	4,295,000	4,284,520
Station Casinos LLC Term B 4.250% due 03/02/20 §	323,048	322,875
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	1,124,293	1,111,176
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	2,654,273	2,603,752

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Univision Communications Inc Term C3 4.000% due 03/01/20 §	$855,447	$850,101
Term C4 4.000% due 03/01/20 §	3,848,649	3,820,319
Virgin Media Investment Holdings Ltd Term F (United Kingdom) 3.500% due 06/30/23 §	3,268,766	3,226,739

		41,175,884

Consumer Staples - 0.0%

The Sun Products Corp 5.500% due 03/23/20 §	973,096	919,576

Financials - 0.2%

First Data Corp 3.696% due 03/24/18 §	3,257,313	3,234,156
3.696% due 09/24/18 §	1,000,000	993,229
Windsor Financing LLC Term B 6.250% due 12/05/17 §	856,142	854,002

		5,081,387

Health Care - 0.3%

DPx Holdings BV (Netherlands) 4.250% due 03/11/21 §	3,124,181	3,084,348
MPH Acquisition Holdings LLC 3.750% due 03/31/21 §	3,166,101	3,131,670
Valeant Pharmaceuticals International Inc Series F1 Term B 4.000% due 04/01/22 §	2,726,300	2,701,736

		8,917,754

Industrials - 0.4%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,573,970	1,567,247
ADS Waste Holdings Inc 3.750% due 10/09/19 §	1,373,998	1,360,257
Air Medical Group Holdings Inc Term B 4.500% due 04/28/22 §	1,446,375	1,429,765
American Airlines Inc 3.250% due 06/26/20 §	1,670,250	1,659,290
BakerCorp International Inc 4.250% due 02/14/20 §	967,763	924,213
BE Aerospace Inc Term B 4.000% due 12/16/21 §	743,021	746,547
CSC Holdings LLC Term B 2.694% due 04/17/20 §	1,483,408	1,477,316
Gardner Denver Inc 4.250% due 07/30/20 §	2,479,400	2,353,709
Nielsen Finance LLC Term B2 3.199% due 04/15/21 §	1,193,121	1,197,957
Schaeffler AG Term B (Germany) 4.250% due 05/15/20 §	1,769,231	1,773,378
Silver II US Holdings LLC 4.000% due 12/13/19 §	500,000	458,750

		14,948,429

Information Technology - 0.0%

SunGard Data Systems Inc Term E 4.000% due 03/08/20 §	1,345,768	1,347,114

Materials - 0.1%

Berry Plastics Holding Corp Term F due 10/01/22 µ	550,000	549,853
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	1,935,512	1,591,959
Murray Energy Corp Term B2 7.500% due 04/16/20 §	3,122,175	2,437,897

		4,579,709

	Principal Amount	Value
Telecommunication Services - 0.2%

Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	$2,898,513	$2,832,572
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	1,451,531	1,444,575
Ziggo Financing Partnership Term B1 3.500% due 01/15/22 §	972,540	958,358
Term B2A 3.500% due 01/15/22 §	626,723	617,584
Term B3 3.500% due 01/15/22 §	1,030,736	1,015,705

		6,868,794

Utilities - 0.4%

EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	720,877	722,228
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	10,700,000	10,682,163
NRG Energy Inc Term B 2.750% due 07/02/18 §	2,932,331	2,880,608

		14,284,999

Total Senior Loan Notes (Cost $100,083,041)		98,123,646

MORTGAGE-BACKED SECURITIES - 36.4%

Collateralized Mortgage Obligations - Commercial - 7.1%

Banc of America Commercial Mortgage Trust 5.630% due 04/10/49 " §	3,030,000	3,032,959
Bank of America Merrill Lynch Large Loan Inc 3.218% due 04/14/33 " ~	1,750,000	1,773,205
Bayview Commercial Asset Trust 0.464% due 12/25/36 " § ~	3,655,047	3,067,491
BBCCRE Trust 4.563% due 08/10/33 " § ~	7,030,000	6,280,976
Bear Stearns Commercial Mortgage Securities Trust 5.273% due 12/11/38 "	2,640,000	2,647,704
Carefree Portfolio Trust 6.184% due 11/15/19 " § ~	2,000,000	1,994,585
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	220,000	192,547
CD Mortgage Trust 5.422% due 01/15/46 " §	2,800,000	2,601,379
5.688% due 10/15/48 "	840,000	724,698
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 " ~	160,000	166,511
Citigroup Commercial Mortgage Trust 2.110% due 01/12/30 " ~	1,383,882	1,400,646
4.017% due 10/10/47 "	2,610,000	2,724,832
5.482% due 10/15/49 "	1,350,000	1,330,465
6.144% due 12/10/49 " §	680,000	636,936
Commercial Mortgage Pass-Through Certificates 2.822% due 10/15/45 "	290,000	294,426
Commercial Mortgage Pass-Through Certificates (IO) 2.309% due 10/15/45 " §	32,925,127	3,285,203
Commercial Mortgage Trust 2.987% due 04/12/35 " § ~	880,000	889,692
3.307% due 06/15/34 " § ~	4,200,000	4,172,904
4.300% due 10/10/46 "	1,030,000	1,118,539
4.762% due 10/10/46 " §	450,000	490,577
5.019% due 08/15/45 " § ~	2,390,000	2,369,778

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
5.084% due 10/10/46 " §	$220,000	$234,843
5.084% due 10/10/46 " § ~	510,000	450,601
Core Industrial Trust 3.849% due 02/10/34 " § ~	3,770,000	3,484,417
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39 "	4,710,000	4,570,570
5.615% due 01/15/49 " §	1,352,000	1,420,206
5.943% due 08/15/22 " § ~	4,000,000	4,000,236
5.998% due 06/15/38 " §	4,944,719	4,816,062
Credit Suisse Mortgage Trust 3.953% due 09/15/37 " ~	2,390,000	2,526,584
4.029% due 09/15/38 " § ~	8,000,000	7,903,452
4.373% due 09/15/37 " ~	3,800,000	3,575,884
4.707% due 03/15/17 " § ~	3,810,000	3,773,514
EQTY Mortgage Trust 2.550% due 05/08/31 " § ~	2,700,000	2,659,198
Fannie Mae - Aces (IO) 0.386% due 10/25/24 " §	120,607,516	3,488,331
4.206% due 02/25/17 " §	22,573,698	842,191
Freddie Mac Multifamily Structured Pass-Through Certificates 2.791% due 01/25/22 "	3,430,000	3,562,813
2.991% due 09/25/21 "	4,110,000	4,321,749
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.340% due 04/25/20 " §	22,670,912	890,105
1.347% due 06/25/21 " §	10,455,459	613,260
1.712% due 10/25/21 " §	1,401,944	108,681
1.802% due 07/25/21 " §	6,491,468	513,556
1.805% due 06/25/20 " §	667,036	38,988
FREMF Mortgage Trust 2.532% due 06/25/21 " § ~	5,221,417	5,246,849
4.194% due 09/25/22 " § ~	2,567,384	2,581,304
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 " ~	61,122,446	641,511
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 " §	550,000	542,307
Government National Mortgage Association 2.500% due 03/16/50 "	3,837,450	3,906,328
Government National Mortgage Association (IO) 0.926% due 06/16/55 " §	8,514,006	499,185
1.042% due 11/16/55 " §	44,230,991	2,925,769
GS Mortgage Securities Corp II 3.777% due 05/10/50 "	4,590,000	4,663,630
4.015% due 05/10/50 " §	4,100,000	4,106,199
GS Mortgage Securities Trust 4.770% due 08/10/46 " § ~	730,000	617,506
5.161% due 11/10/46 "	1,070,000	1,180,433
5.622% due 11/10/39 "	2,620,000	2,643,294
5.795% due 08/10/45 " §	12,560,000	12,627,347
GS Mortgage Securities Trust (IO) 1.812% due 08/10/44 " § ~	5,473,836	262,022
Hyatt Hotel Portfolio Trust 6.432% due 11/15/16 " § ~	6,720,000	6,644,337
JP Morgan Chase Commercial Mortgage Securities Trust 3.507% due 08/15/27 " § ~	720,000	725,432
5.411% due 05/15/47 "	3,490,000	3,021,719
5.502% due 06/12/47 " §	7,265,000	7,194,933
6.421% due 10/15/19 " § ~	1,900,000	1,905,937
JPMBB Commercial Mortgage Securities Trust 3.801% due 08/15/48 "	5,870,000	6,201,661
3.914% due 11/15/47 " §	2,960,000	3,084,558
4.575% due 11/15/47 " §	4,295,000	4,312,429
4.773% due 08/15/48 " §	3,440,000	3,538,559
5.050% due 01/15/47 " §	510,000	559,035
5.251% due 11/15/45 " §	950,000	1,017,772

	Principal Amount	Value
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 " § ~	$10,839,000	$11,008,701
Merrill Lynch Mortgage Trust 5.802% due 08/12/43 " §	2,300,000	2,317,541
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 " §	3,460,000	3,412,503
6.193% due 09/12/49 " §	3,530,000	3,512,599
Morgan Stanley Bank of America Merrill Lynch Trust 3.214% due 02/15/46 "	404,000	409,188
Morgan Stanley Capital I Trust 5.438% due 03/15/44 "	3,030,000	3,042,559
Motel 6 Trust 5.000% due 02/05/30 " ~	9,840,000	9,467,246
PFP III Ltd (Cayman) 4.294% due 06/14/31 " § ~	740,000	739,544
Wachovia Bank Commercial Mortgage Trust 0.407% due 12/15/43 " § ~	558,000	541,623
5.413% due 12/15/43 " §	7,660,000	7,739,741
5.660% due 04/15/47 " §	1,490,000	1,519,109
Waterfall Commercial Mortgage Trust 4.104% due 09/19/22 " ~	22,960,000	23,111,674
Wells Fargo Commercial Mortgage Trust 3.250% due 02/15/48 " ~	5,670,000	3,708,809
3.500% due 07/15/46 " ~	620,000	485,795
3.848% due 05/15/48 " §	3,700,000	3,490,114
4.242% due 05/15/48 " §	4,325,000	3,682,260
WFRBS Commercial Mortgage Trust 4.204% due 11/15/47 " §	3,830,000	3,934,136
4.723% due 03/15/47 " §	340,000	364,045
WFRBS Commercial Mortgage Trust (IO) 1.456% due 03/15/47 " §	11,075,176	793,254
1.685% due 06/15/45 " § ~	3,042,875	232,943
4.133% due 06/15/46 " § ~	1,750,000	1,596,774

		260,751,508

Collateralized Mortgage Obligations - Residential - 13.1%

Adjustable Rate Mortgage Trust 0.444% due 03/25/36 " §	713,914	450,517
2.574% due 10/25/35 " §	10,003,811	9,206,287
Alternative Loan Trust 6.000% due 03/25/27 "	244,334	240,771
6.000% due 05/25/36 "	5,388,872	4,618,484
6.500% due 09/25/34 "	755,375	773,292
6.500% due 09/25/36 "	2,697,481	2,445,097
16.513% due 06/25/35 " §	8,096,409	10,031,795
27.824% due 07/25/36 " §	2,271,472	3,951,767
BCAP LLC Trust 0.599% due 03/28/37 " § ~	9,951,902	9,176,967
Bear Stearns ALT-A Trust 0.894% due 01/25/35 " §	4,766,569	4,671,321
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.374% due 08/25/47 " § ~	825,506	580,518
0.394% due 01/25/36 " § ~	11,903	10,943
0.424% due 07/25/36 " § ~	120,205	109,379
0.484% due 10/25/35 " § ~	34,655	31,991
0.494% due 08/25/35 " § ~	13,983	12,982
Citigroup Mortgage Loan Trust 1.023% due 11/25/46 " § ~	9,242,658	9,108,385
2.360% due 02/25/36 " § ~	1,426,059	1,422,053
2.760% due 04/25/37 " §	2,013,270	1,837,107
6.500% due 10/25/36 " ~	3,107,603	2,481,871
CitiMortgage Alternative Loan Trust 6.000% due 01/25/37 "	5,354,136	4,617,514
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	2,388,501	2,399,441
5.750% due 02/25/37 "	10,336,967	9,427,242

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Credit Suisse Mortgage Trust 0.394% due 06/27/46 " § ~	$20,624,328	$10,516,345
2.403% due 01/27/36 " § ~	13,845,966	8,817,232
Fannie Mae 0.544% due 05/25/34 " §	918,533	925,739
4.000% due 04/25/40 - 07/25/40 "	37,500,000	39,916,365
5.500% due 04/25/42 "	7,104,274	7,930,985
6.000% due 05/25/42 "	2,692,811	3,038,025
6.500% due 06/25/39 - 07/25/42 "	6,161,963	7,090,479
7.000% due 05/25/42 "	1,191,938	1,387,747
Fannie Mae (IO) 0.000% due 07/25/36 - 12/25/36 "	2,432,655	191,111
1.691% due 08/25/55 " §	3,294,934	202,485
1.703% due 10/25/35 "	685,700	44,500
1.856% due 04/25/36 "	530,588	37,745
1.914% due 08/25/44 " §	20,079,056	1,280,793
3.000% due 11/25/26 - 09/25/32 "	25,136,252	2,683,837
3.500% due 07/25/28 - 11/25/41 "	6,976,284	1,080,586
4.000% due 11/25/41 "	6,322,294	1,136,178
4.500% due 11/25/39 "	931,872	172,600
5.000% due 01/25/38 - 01/25/39 "	1,983,160	371,650
5.000% due 01/25/39 " §	511,641	87,869
5.500% due 01/25/39 " §	485,076	86,909
5.806% due 07/25/42 " §	839,029	174,738
5.906% due 09/25/42 - 07/25/43 " §	3,521,980	778,691
5.956% due 09/25/41 - 08/25/45 " §	25,063,317	5,013,914
6.000% due 01/25/38 - 07/25/38 "	2,288,137	437,196
6.286% due 04/25/40 " §	1,397,473	214,705
6.386% due 09/25/40 " §	2,404,406	474,897
6.406% due 11/25/36 - 07/25/42 " §	3,359,166	759,562
6.456% due 02/25/41 - 03/25/42 " §	4,370,902	781,896
Fannie Mae (PO) 0.240% due 03/25/42 "	434,498	404,161
Fannie Mae Connecticut Avenue Securities 3.194% due 07/25/24 " §	23,450,000	21,237,739
5.194% due 11/25/24 " §	6,030,000	6,082,512
5.444% due 10/25/23 " §	8,270,000	8,749,726
Freddie Mac 1.196% due 02/15/32 " §	136,795	140,434
3.500% due 10/15/37 "	2,700,000	2,833,317
4.000% due 12/15/39 "	10,346,417	11,304,102
5.000% due 02/15/30 - 03/15/35 "	23,415,052	25,856,513
5.500% due 07/15/34 "	11,270,385	12,822,346
6.000% due 05/15/36 "	4,665,331	5,310,961
Freddie Mac (IO) 0.250% due 01/15/38 " §	318,803	4,269
1.884% due 04/15/41 " §	4,997,788	387,350
3.000% due 09/15/31 - 12/15/31 "	5,648,747	669,096
3.500% due 06/15/27 - 04/15/43 "	10,715,708	1,297,629
4.000% due 04/15/43 "	2,081,482	269,499
5.743% due 10/15/41 " §	3,783,065	684,224
5.794% due 05/15/44 " §	10,990,803	2,419,966
5.824% due 09/15/37 " §	2,468,793	457,933
5.844% due 08/15/39 - 08/15/42 " §	3,874,526	688,184
5.894% due 09/15/44 " §	8,001,971	1,686,207
5.944% due 11/15/42 - 12/15/42 " §	4,561,208	985,665
5.994% due 05/15/39 " §	2,040,584	358,050
6.024% due 01/15/40 " §	546,001	97,359
6.044% due 09/15/42 " §	2,036,353	364,037
6.084% due 11/15/36 " §	985,335	176,522
6.394% due 11/15/41 " §	3,507,405	663,459
Freddie Mac Structured Agency Credit Risk Debt Notes 4.694% due 02/25/24 " §	3,590,000	3,602,583
4.944% due 10/25/24 " §	9,520,000	9,638,524
Government National Mortgage Association 0.542% due 08/20/58 " §	19,141,816	19,076,791
0.692% due 03/20/61 " §	2,855,833	2,861,439
1.198% due 05/20/60 " §	743,464	752,575
4.500% due 07/20/39 - 10/20/39 "	18,800,000	20,349,282
5.000% due 07/20/39 - 04/16/40 "	9,389,848	10,395,048

	Principal Amount	Value
Government National Mortgage Association (IO) 2.429% due 11/20/42 " §	$738,205	$31,144
2.535% due 09/20/43 " §	468,684	20,676
3.500% due 04/20/27 - 05/20/43 "	9,466,919	975,361
5.000% due 11/20/36 - 10/20/44 "	20,500,410	3,906,239
5.384% due 08/20/44 " §	3,966,183	641,629
5.891% due 08/16/42 " §	2,168,812	374,323
5.941% due 06/16/43 " §	5,603,863	760,758
5.991% due 10/16/42 " §	2,644,918	540,961
6.264% due 04/20/40 " §	395,804	68,664
6.284% due 03/20/39 " §	781,250	81,606
6.334% due 06/20/40 " §	4,972,299	1,108,572
6.341% due 04/16/34 " §	49,276	645
6.391% due 04/16/42 " §	5,018,448	1,104,444
6.434% due 01/20/40 " §	601,452	89,710
GSMPS Mortgage Loan Trust 0.544% due 01/25/35 " § ~	3,652,738	3,098,096
0.544% due 03/25/35 " § ~	1,412,802	1,221,611
0.544% due 09/25/35 " § ~	4,234,993	3,637,004
GSR Mortgage Loan Trust 2.695% due 07/25/35 " §	721,763	702,614
GSR Mortgage Loan Trust (IO) 6.356% due 10/25/36 " §	1,950,994	334,415
Homestar Mortgage Acceptance Corp 0.744% due 01/25/35 " §	343,031	343,650
Impac CMB Trust 0.714% due 11/25/35 " §	4,177,658	3,523,855
IndyMac IMSC Mortgage Loan Trust 0.374% due 07/25/47 " §	9,672,878	6,479,242
IndyMac INDX Mortgage Loan Trust 0.434% due 06/25/37 " §	3,904,555	3,389,939
0.454% due 06/25/35 " §	2,833,379	2,583,334
JP Morgan Mortgage Trust 2.775% due 08/25/35 " §	2,091,603	2,059,339
JP Morgan Resecuritization Trust 0.409% due 12/27/36 " § ~	19,320,249	14,164,463
Lehman Mortgage Trust 0.944% due 12/25/35 " §	9,094,488	6,549,196
6.000% due 05/25/37 "	736,054	719,868
MASTR Adjustable Rate Mortgages Trust 2.713% due 04/21/34 " §	2,598,640	2,617,608
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	1,981,693	2,077,739
Merrill Lynch Mortgage Investors Trust 2.571% due 06/25/35 " §	3,925,238	3,804,292
Morgan Stanley Mortgage Loan Trust 2.502% due 07/25/35 " §	2,356,238	2,040,981
2.578% due 07/25/34 " §	1,089,828	1,080,211
Morgan Stanley Resecuritization Trust 0.667% due 04/26/47 " § ~	4,379,000	3,916,860
0.893% due 12/26/46 " § ~	31,097,287	14,383,055
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 " ~	2,724,702	2,792,506
RAAC Trust 6.000% due 09/25/34 "	39,899	40,202
RBSSP Resecuritization Trust 2.921% due 12/26/35 " § ~	820,513	823,411
Residential Asset Securitization Trust 0.694% due 07/25/36 " §	813,517	599,020
6.000% due 08/25/36 "	1,909,281	1,740,386
Structured Adjustable Rate Mortgage Loan Trust 2.453% due 05/25/34 " §	1,362,781	1,368,348
2.564% due 08/25/36 " §	10,598,513	8,445,881
4.571% due 05/25/36 " §	3,876,176	3,167,289
WaMu Mortgage Pass-Through Certificates Trust 0.484% due 10/25/45 " §	4,020,532	3,748,474
0.514% due 08/25/45 " §	6,317,684	5,916,700

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
0.744% due 07/25/44 " §	$532,919	$504,793
1.819% due 10/25/36 " §	1,991,394	1,680,878
2.385% due 02/25/33 " §	1,102,169	1,089,171
2.520% due 09/25/33 " §	341,019	345,951
4.472% due 07/25/37 " §	5,831,904	5,424,463
Washington Mutual Mortgage Pass-Through Certificates Trust 0.899% due 01/25/47 " §	9,371,357	6,889,194
6.000% due 07/25/36 "	1,058,598	841,837
Wells Fargo Mortgage Loan Trust 2.775% due 08/27/35 " § ~	2,530,283	2,550,803
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37 "	1,880,406	1,867,603

		484,137,019

Fannie Mae - 11.3%

2.500% due 01/01/28 - 10/01/30 "	9,865,066	10,098,361
2.810% due 04/01/25 "	1,400,000	1,407,490
3.000% due 10/01/30 - 02/01/43 "	91,853,838	95,082,602
3.500% due 10/01/30 - 10/01/45 "	106,993,382	111,999,927
4.000% due 10/01/42 - 10/01/45 "	72,194,510	77,287,496
4.500% due 04/01/23 - 01/01/45 "	72,687,489	79,665,914
5.000% due 07/01/33 - 06/01/41 "	22,187,848	24,619,126
5.500% due 04/01/37 - 11/01/38 "	4,459,998	5,000,654
6.000% due 04/01/33 - 08/01/37 "	937,460	1,070,646
6.500% due 05/01/40 "	5,069,025	5,797,265
7.000% due 02/01/39 "	2,564,925	2,969,706

		414,999,187

Freddie Mac - 2.4%

2.304% due 06/01/37 " §	1,041,731	1,108,181
2.363% due 07/01/37 " §	217,098	231,389
2.376% due 11/01/36 " §	513,167	547,073
2.416% due 01/01/37 " §	102,804	109,674
2.493% due 06/01/37 " §	44,356	44,458
2.495% due 06/01/37 " §	93,925	98,246
3.500% due 10/01/30 - 03/01/45 "	12,368,938	12,973,283
4.000% due 10/01/25 - 04/01/43 "	15,664,485	16,805,854
4.500% due 12/01/43 - 11/01/44 "	23,918,955	26,617,963
5.000% due 12/01/35 - 11/01/41 "	11,858,383	13,051,137
5.500% due 08/01/37 - 12/01/38 "	3,464,113	3,839,458
6.000% due 10/01/36 - 11/01/39 "	8,529,613	9,642,625
6.500% due 09/01/39 "	1,593,788	1,825,894
7.000% due 03/01/39 "	735,975	835,326

		87,730,561

Government National Mortgage Association - 2.5%

0.817% due 08/20/60 " §	924,368	926,404
3.500% due 10/01/45 "	24,100,000	25,250,488
4.500% due 01/20/40 - 07/20/41 "	25,307,428	27,527,236
5.000% due 01/15/40 - 11/20/40 "	21,011,135	23,350,976
5.500% due 06/15/36 "	744,071	845,536
6.000% due 06/20/35 - 03/20/42 "	11,743,862	13,218,103
6.500% due 10/20/37 "	1,199,344	1,382,951

		92,501,694

Total Mortgage-Backed Securities (Cost $1,327,513,711)		1,340,119,969

ASSET-BACKED SECURITIES - 5.1%

ACE Securities Corp Home Equity Loan Trust 0.974% due 04/25/34 " §	1,959,497	1,871,747
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 1.214% due 04/25/34 " §	1,680,238	1,587,325
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.094% due 10/25/34 " §	6,103,023	5,673,657

	Principal Amount	Value
Asset-Backed Pass-Through Certificates 0.884% due 04/25/34 " §	$1,480,567	$1,461,476
Asset-Backed Securities Corp Home Equity Loan Trust 0.989% due 06/25/34 " §	305,806	306,104
Avis Budget Rental Car Funding AESOP LLC 1.920% due 09/20/19 " ~	1,770,000	1,777,789
2.970% due 02/20/20 " ~	2,540,000	2,617,777
Bear Stearns Asset-Backed Securities Trust 0.764% due 09/25/34 " §	600,691	592,053
Citigroup Mortgage Loan Trust 0.264% due 05/25/37 " §	345,861	247,003
Citigroup Mortgage Loan Trust Inc 0.344% due 08/25/36 " §	498,103	486,570
0.624% due 07/25/35 " §	685,585	682,061
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 " § ~	9,180,000	9,180,000
Countrywide Home Equity Loan Trust 0.302% due 11/15/36 " §	204,943	176,260
Credit-Based Asset Servicing & Securitization LLC 0.974% due 07/25/33 " §	1,259,429	1,142,697
Earnest Student Loan 4.050% due 09/25/39	6,691,905	6,769,933
4.050% due 11/25/39	1,500,000	1,501,515
Greenpoint Manufactured Housing 2.899% due 03/18/29 " §	1,700,000	1,504,236
3.562% due 06/19/29 " §	475,000	422,845
3.702% due 02/20/30 " §	575,000	498,295
7.270% due 06/15/29 "	3,518,014	3,477,324
GSAA Home Equity Trust 0.354% due 07/25/36 " §	2,345,445	1,238,011
HERO Funding Trust 3.990% due 09/21/40 " ~	9,817,281	9,879,473
Hertz Vehicle Financing LLC 1.830% due 08/25/19 " ~	2,420,000	2,414,186
2.730% due 03/25/21 "	3,750,000	3,749,078
HLSS Servicer Advance Receivables Backed Notes 1.981% due 11/15/46 " ~	4,440,000	4,422,748
JGWPT XXXIII LLC 3.500% due 06/15/77 " ~	7,621,324	7,694,550
Manufactured Housing Contract Trust Pass-Through Certificates 3.703% due 02/20/32 " §	1,000,000	925,632
3.707% due 03/13/32 " §	1,825,000	1,668,419
National Collegiate Student Loan Trust 0.464% due 03/26/29 " §	9,000,000	8,288,091
1.044% due 03/25/38 " §	21,648,456	15,456,655
NovaStar Mortgage Funding Trust 1.254% due 12/25/33 " §	1,210,997	1,144,712
Origen Manufactured Housing Contract Trust
2.644% due 10/15/37 " §	14,175,721	12,304,299
2.645% due 04/15/37 " §	8,359,158	7,500,142
RAMP Trust 0.464% due 10/25/36 " §	4,182,000	3,638,829
0.604% due 11/25/35 " §	1,532,765	1,516,238
5.350% due 02/25/33 " §	624,066	623,217
RASC Trust 0.344% due 06/25/36 " §	77,411	77,521
Saxon Asset Securities Trust 0.884% due 05/25/35 " §	2,587,758	2,482,862
SBA Small Business Investment Cos 2.829% due 09/10/25 "	4,530,000	4,617,120
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 " ~	5,767,877	5,758,103
SLM Student Loan Trust 1.045% due 10/25/28 " §	4,245,000	3,394,864
1.995% due 07/25/23 " §	9,080,000	9,129,018

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
SoFi Professional Loan Program LLC 0.000% due 08/25/36 " ~	13	$7,475,000

	Principal Amount

SoFi Professional Loan Program LLC 3.280% due 09/15/23 "	$15,600,000	15,647,096
Structured Asset Investment Loan Trust 1.194% due 10/25/33 " §	2,875,176	2,781,535
The Hertz Corp 3.520% due 03/25/21 "	6,050,000	6,048,796
United States Small Business Administration 2.820% due 09/01/35 "	2,480,000	2,507,373
2.980% due 06/01/35 "	1,040,000	1,061,679

Total Asset-Backed Securities (Cost $180,454,896)		185,421,914

U.S. GOVERNMENT AGENCY ISSUES - 2.5%

Fannie Mae 4.235% due 10/09/19	30,610,000	28,444,189
6.625% due 11/15/30	15,850,000	22,932,921
Financing Corp Strips 1.346% due 08/03/18	160,000	155,166
3.240% due 12/27/18	10,969,000	10,496,324
3.788% due 11/02/18	12,210,000	11,719,305
4.003% due 12/06/18	5,350,000	5,125,996
4.526% due 09/26/19	5,315,000	4,999,268
Residual Funding Corp Principal Strip 2.098% due 10/15/20	510,000	465,851
Tennessee Valley Authority 5.250% due 09/15/39	6,320,000	7,833,558

Total U.S. Government Agency Issues (Cost $87,624,749)		92,172,578

U.S. TREASURY OBLIGATIONS - 9.7%

U.S. Treasury Bonds - 7.2%

3.000% due 11/15/44	23,420,000	23,938,402
3.000% due 05/15/45	105,555,000	108,125,792
3.375% due 05/15/44	121,790,000	133,769,143

		265,833,337

U.S. Treasury Inflation Protected Securities - 1.3%

0.375% due 07/15/25 ^	21,234,407	20,715,566
0.625% due 02/15/43 ^	23,905,831	20,206,953
2.125% due 02/15/40 ^	4,847,262	5,729,585

		46,652,104

U.S. Treasury Notes - 1.1%

1.375% due 08/31/20	680,000	681,009
1.375% due 09/30/20	26,390,000	26,391,716
1.750% due 03/31/22	9,260,000	9,288,215
1.750% due 09/30/22	5,140,000	5,139,198
2.125% due 12/31/21	50,000	51,366

		41,551,504

U.S. Treasury Strips - 0.1%

7.531% due 02/15/43	7,930,000	3,477,614

Total U.S. Treasury Obligations (Cost $356,762,892)		357,514,559

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 8.6%

Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 11,185,000	$6,410,628
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	63,616,000	15,133,471
Brazilian Government (Brazil) 2.625% due 01/05/23	$660,000	536,250
5.000% due 01/27/45	3,450,000	2,596,125
5.625% due 01/07/41	6,810,000	5,550,150
China Government (China) 3.380% due 11/21/24 ~	CNY 17,000,000	2,634,196
3.390% due 05/21/25 ~	20,500,000	3,186,705
Colombia Government (Colombia) 5.625% due 02/26/44	$4,740,000	4,443,750
Indonesia Government (Indonesia) 3.750% due 04/25/22 ~	1,490,000	1,422,810
4.875% due 05/05/21 ~	5,660,000	5,865,017
5.375% due 10/17/23 ~	400,000	414,988
5.875% due 03/13/20 ~	260,000	284,033
5.875% due 01/15/24 ~	973,000	1,032,555
Italy Buoni Poliennali Del Tesoro (Italy) 3.750% due 09/01/24	EUR 52,350,000	68,593,425
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 664,671,300	40,874,362
7.750% due 11/13/42	606,337,500	39,626,372
10.000% due 12/05/24	109,240,000	8,247,834
Mexico Government (Mexico) 3.600% due 01/30/25	$4,780,000	4,708,300
5.550% due 01/21/45	17,420,000	17,942,600
Peruvian Government (Peru) 5.625% due 11/18/50	3,540,000	3,672,750
6.550% due 03/14/37	580,000	668,450
Poland Government (Poland) 3.250% due 07/25/25	PLN 117,680,000	32,081,646
4.000% due 01/22/24	$10,340,000	10,954,971
Portugal Government (Portugal) 5.125% due 10/15/24 ~	6,500,000	6,920,030
Russian Foreign (Russia) 4.500% due 04/04/22 ~	2,400,000	2,406,252
7.500% due 03/31/30 § ~	5,788,835	6,819,508
South Africa Government (South Africa) 5.875% due 09/16/25	8,215,000	8,769,513
Turkey Government (Turkey) 4.875% due 04/16/43	4,200,000	3,512,250
5.625% due 03/30/21	4,241,000	4,436,616
5.750% due 03/22/24	4,610,000	4,788,868
6.250% due 09/26/22	2,498,000	2,675,983

Total Foreign Government Bonds & Notes (Cost $358,441,427)		317,210,408

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 1.699% due 01/29/46 §	2,500,000	2,300,167

Total Municipal Bonds (Cost $2,092,413)		2,300,167

PURCHASED OPTIONS - 0.1%
(See Note (d) in Notes to Schedule of Investments) (Cost $1,722,479)		2,172,351

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.3%

U.S. Government Agency Issue - 0.7%

Freddie Mac 0.193% due 11/16/15	$25,000,000	$24,998,200

Repurchase Agreements - 3.6%

Bank of America Corp 0.110% due 10/01/15 (Dated 09/30/15, repurchase price of $17,000,052; collateralized by U.S. Treasury Notes: 1.625% due 06/30/20 and value $17,346,340)	17,000,000	17,000,000
Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $43,142,391; collateralized by Federal Home Loan Bank: 1.000% due 06/21/17 and value $21,288,475; and U.S. Treasury Notes: 1.500% - 2.250% due 04/30/21 -02/28/22 and value $22,720,263)	43,142,391	43,142,391
JPMorgan Chase & Co 0.080% due 10/01/15 (Dated 09/30/15, repurchase price of $73,000,162; collateralized by U.S Treasury Notes: 2.000% due 07/31/22 and value $74,516,268)	73,000,000	73,000,000

		133,142,391

Total Short-Term Investments (Cost $158,136,322)		158,140,591

TOTAL INVESTMENTS - 105.5% (Cost $3,900,512,361)		3,878,036,944

OTHER ASSETS & LIABILITIES, NET - (5.5%)		(201,243,505)

NET ASSETS - 100.0%		$3,676,793,439

Notes to Schedule of Investments

(a)	An investment with a value of $55,300 or less than 0.1% of the portfolio’s net assets was in default as of September 30, 2015.

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bobl (12/15)	569	$518,754
Euro-BTP (12/15)	323	1,179,613
Eurodollar (06/16)	1,653	3,476,190
Eurodollar (12/16)	1,047	1,704,747
Eurodollar (03/17)	151	378,322
JPY FX (12/15)	1	(72)
U.S. Treasury 5-Year Notes (12/15)	3,204	2,302,721
U.S. Treasury 30-Year Bonds (12/15)	174	3,216
U.S. Treasury Ultra Long Bonds (12/15)	1,138	1,068,848

		10,632,339

Short Futures Outstanding
Euro-Bund (12/15)	925	(2,475,170)
Eurodollar (12/15)	319	(7,687)
Eurodollar (03/16)	8,139	(3,462,152)
Euro FX (12/15)	301	89,322
GBP (12/15)	34	57,902
U.S. Treasury 2-Year Notes (12/15)	153	(70,091)
U.S. Treasury 10-Year Notes (12/15)	185	(208,195)

		(6,076,071)

Total Futures Contracts		$4,556,268

(c)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	3,000,000	USD	3,384,213	11/15	CIT	($29,849)
GBP	12,130,000	USD	18,354,510	10/15	CIT	(6,153)
INR	246,600,000	USD	3,838,730	10/15	BRC	(83,317)
INR	2,025,800,000	USD	31,529,961	10/15	CIT	(679,534)
USD	55,189,717	CNY	356,360,000	10/15	CIT	(769,378)
USD	39,314,900	EUR	35,680,000	10/15	BRC	(562,108)
USD	11,208,339	EUR	9,770,000	10/15	BRC	289,103
USD	50,646,535	EUR	45,910,000	10/15	CIT	(663,819)
USD	36,559,742	EUR	33,461,538	11/15	BOA	(854,313)
USD	28,125,373	EUR	25,883,833	11/15	CIT	(815,889)
USD	22,633,501	EUR	20,612,000	11/15	MSC	(413,213)
USD	18,822,849	GBP	12,130,000	10/15	CIT	474,492
USD	3,751,141	INR	246,600,000	10/15	BRC	(4,272)
USD	30,658,004	INR	2,025,800,000	10/15	CIT	(192,424)
USD	245,077	MXN	4,168,448	10/15	BRC	(1,223)
USD	21,743,117	MXN	342,820,466	10/15	BRC	1,486,951
USD	9,728,000	MXN	159,018,752	10/15	BOA	341,314

Total Forward Foreign Currency Contracts						($2,483,632)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(d)	Purchased options outstanding as of September 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - MXN versus USD	MXN 15.78	10/26/15	BOA	$38,000,000	$336,300	$11,248

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 30-Year Bonds (11/15)	$154.00	10/23/15	CME	299	$459,519	$1,181,984
Call - U.S. Treasury 30-Year Bonds (11/15)	155.00	10/23/15	CME	159	234,048	511,781
Call - U.S. Treasury 30-Year Bonds (11/15)	156.00	10/23/15	CME	111	194,189	286,172

					887,756	1,979,937

Put - EUR FX (10/15)	1.10	10/09/15	CME	80	78,260	19,000
Put - U.S. Treasury 10-Year Notes (11/15)	127.50	10/23/15	CME	89	45,258	20,859
Put - U.S. Treasury 10-Year Notes (11/15)	128.00	10/23/15	CME	124	59,684	44,563
Put - U.S. Treasury 30-Year Bonds (11/15)	153.00	10/23/15	CME	123	122,040	49,969
Put - Eurodollar (11/15)	99.50	11/13/15	CME	1,871	193,181	46,775

					498,423	181,166

					$1,386,179	$2,161,103

Total Purchased Options					$1,722,479	$2,172,351

(e)	Transactions in written options for the nine-month period ended September 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2014	5,015	-	-	$2,939,097
Call Options Written	28,636	72,710,000	-	16,441,195
Put Options Written	18,613	15,127,200	34,280,000	10,536,429
Call Options Exercised	(7,552)	-	-	(4,283,378)
Put Options Exercised	(4,656)	-	-	(3,239,695)
Call Options Expired	(16,512)	-	-	(8,489,660)
Put Options Expired	(10,030)	-	(34,280,000)	(5,195,659)
Call Options Closed	(3,799)	(21,780,000)	-	(2,804,613)
Put Options Closed	(4,078)	-	-	(1,474,425)

Outstanding, September 30, 2015	5,637	66,057,200	-	$4,429,291

(f)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX HY24 5Y Index	1.000%	11/18/15	BNP	$7,563,600	$76,392	($62,563)
Put - CDX HY24 5Y Index	1.000%	11/18/15	BOA	7,563,600	77,905	(62,563)

					$154,297	($125,126)

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 4.00	10/06/15	BOA	$13,000,000	$144,300	($180,725)
Call - EUR versus USD	$1.10	11/13/15	BRC	37,930,000	538,985	(336,401)

					$683,285	($517,126)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (10/15)	$128.00	10/02/15	CME	106	$28,359	($87,781)
Call - Euro FX (10/15)	1.16	10/09/15	CME	66	113,298	(2,063)
Call - U.S. Treasury 10-Year Notes (11/15)	127.00	10/23/15	CME	44	30,998	(82,500)
Call - U.S. Treasury 10-Year Notes (11/15)	128.00	10/23/15	CME	2,648	1,229,113	(2,896,250)
Call - U.S. Treasury 10-Year Notes (11/15)	128.50	10/23/15	CME	529	287,890	(413,281)
Call - U.S. Treasury 10-Year Notes (11/15)	129.00	10/23/15	CME	110	54,611	(58,438)
Call - U.S. Treasury 10-Year Notes (11/15)	130.00	10/23/15	CME	65	21,117	(14,219)
Call - U.S. Treasury 30-Year Bonds (11/15)	158.00	10/23/15	CME	145	162,419	(224,297)
Call - U.S. Treasury 30-Year Bonds (11/15)	159.00	10/23/15	CME	212	171,561	(245,125)
Call - U.S. Treasury 30-Year Bonds (11/15)	160.00	10/23/15	CME	140	108,186	(120,313)
Call - U.S. Treasury 30-Year Bonds (11/15)	162.00	10/23/15	CME	31	38,649	(14,047)
Call - U.S. Treasury 10-Year Notes (12/15)	129.00	11/20/15	CME	81	45,299	(73,406)
Call - Eurodollar (06/16)	99.00	06/13/16	CME	165	98,464	(162,938)

					2,389,964	(4,394,658)

Put - U.S. Treasury 10-Year Notes (10/15)	128.00	10/02/15	CME	38	4,626	(3,562)
Put - Euro FX (10/15)	1.12	10/09/15	CME	88	112,464	(96,800)
Put - U.S. Treasury 10-Year Notes (11/15)	126.50	10/23/15	CME	111	36,061	(10,406)
Put - U.S. Treasury 10-Year Notes (11/15)	127.00	10/23/15	CME	107	35,621	(15,047)
Put - U.S. Treasury 30-Year Bonds (11/15)	150.00	10/23/15	CME	27	31,975	(2,953)
Put - U.S. Treasury 30-Year Bonds (11/15)	152.00	10/23/15	CME	277	288,803	(73,578)
Put - U.S. Treasury 30-Year Bonds (11/15)	154.00	10/23/15	CME	32	28,396	(19,500)
Put - U.S. Treasury 30-Year Bonds (11/15)	155.00	10/23/15	CME	133	161,646	(116,375)
Put - U.S. Treasury 30-Year Bonds (11/15)	156.00	10/23/15	CME	48	71,844	(59,232)
Put - Euro FX (11/15)	1.09	11/06/15	CME	171	180,419	(121,838)
Put - Euro FX (11/15)	1.10	11/06/15	CME	40	39,395	(40,000)
Put - U.S. Treasury 10-Year Notes (12/15)	126.50	11/20/15	CME	81	47,831	(22,781)
Put - U.S. Treasury 10-Year Notes (12/15)	127.00	11/20/15	CME	94	87,070	(36,719)
Put - U.S. Treasury 30-Year Bonds (12/15)	150.00	11/20/15	CME	48	75,594	(26,250)

					1,201,745	(645,041)

					$3,591,709	($5,039,699)

Total Written Options					$4,429,291	($5,681,951)

(g)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 23 5Y Index	1.000%	12/20/19	CME	$8,610,000	$50,949	$116,979	($66,030)
CDX IG 24 5Y Index	1.000%	06/20/20	CME	92,275,000	493,385	891,630	(398,245)
CDX HY 24 5Y Index	5.000%	06/20/20	CME	27,477,450	805,411	1,242,447	(437,036)

					$1,349,745	$2,251,056	($901,311)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.897%	08/31/22	$138,800,000	($1,285,694)	$-	($1,285,694)
3-Month USD-LIBOR	CME	2.720%	02/15/41	42,768,000	(1,500,440)	(71,901)	(1,428,539)

					($2,786,134)	($71,901)	($2,714,233)

Total Swap Agreements					($1,436,389)	$2,179,155	($3,615,544)

(h)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$7,430,902	$7,430,902	$-	$-
	Corporate Bonds & Notes	1,317,429,859	-	1,316,401,954	1,027,905
	Senior Loan Notes	98,123,646	-	98,123,646	-
	Mortgage-Backed Securities	1,340,119,969	-	1,326,942,766	13,177,203
	Asset-Backed Securities	185,421,914	-	134,351,023	51,070,891
	U.S. Government Agency Issues	92,172,578	-	92,172,578	-
	U.S. Treasury Obligations	357,514,559	-	357,514,559	-
	Foreign Government Bonds & Notes	317,210,408	-	317,210,408	-
	Municipal Bonds	2,300,167	-	2,300,167	-
	Short-Term Investments	158,140,591	-	158,140,591	-
	Derivatives:
	Credit Contracts
	Swaps	1,349,745	-	1,349,745	-
	Foreign Currency Contracts
	Futures	147,224	147,224	-	-
	Forward Foreign Currency Contracts	2,591,860	-	2,591,860	-
	Purchased Options	30,248	19,000	11,248	-

	Total Foreign Currency Contracts	2,769,332	166,224	2,603,108	-

	Interest Rate Contracts
	Futures	10,632,411	10,632,411	-	-
	Purchased Options	2,142,103	2,142,103	-	-

	Total Interest Rate Contracts	12,774,514	12,774,514	-	-

	Total Assets - Derivatives	16,893,591	12,940,738	3,952,853	-

	Total Assets	3,892,758,184	20,371,640	3,807,110,545	65,275,999

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(125,126)	-	(125,126)	-
	Foreign Currency Contracts
	Futures	(72)	(72)	-	-
	Forward Foreign Currency Contracts	(5,075,492)	-	(5,075,492)	-
	Written Options	(777,827)	(260,701)	(517,126)	-

	Total Foreign Currency Contracts	(5,853,391)	(260,773)	(5,592,618)	-

	Interest Rate Contracts
	Futures	(6,223,295)	(6,223,295)	-	-
	Written Options	(4,778,998)	(4,778,998)	-	-
	Swaps	(2,786,134)	-	(2,786,134)	-

	Total Interest Rate Contracts	(13,788,427)	(11,002,293)	(2,786,134)	-

	Total Liabilities - Derivatives	(19,766,944)	(11,263,066)	(8,503,878)	-

	Total Liabilities	(19,766,944)	(11,263,066)	(8,503,878)	-

	Total	$3,872,991,240	$9,108,574	$3,798,606,667	$65,275,999

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2015:

	Corporate Bonds & Notes	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$1,206,803	$19,523,300	$11,296,478	$32,026,581
Purchases	-	13,944,454	41,587,233	55,531,687
Sales (Includes Paydowns)	(167,194)	(2,161,065)	(1,784,497)	(4,112,756)
Accrued Discounts (Premiums)	(557)	297,026	(507)	295,962
Net Realized Gains (Loss)	(837)	613,395	(962,041)	(349,483)
Change in Net Unrealized Appreciation (Depreciation)	(10,310)	293,670	934,225	1,217,585
Transfers In	-	-	-	-
Transfers Out	-	(19,333,577)	-	(19,333,577)

Value, End of Period	$1,027,905	$13,177,203	$51,070,891	$65,275,999

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($10,310)	$24,145	($177,524)	($163,690)

The significant unobservable inputs in valuing the investments were a vendor-priced single broker quote and a broker-dealer quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.8%

Consumer Discretionary - 0.8%

Altice US Finance I Corp 5.375% due 07/15/23 ~	$675,000	$649,688
CCO Safari II LLC 4.464% due 07/23/22 ~	3,000,000	3,003,420

		3,653,108

Consumer Staples - 0.4%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	2,000,000	2,025,000

Health Care - 0.2%

Tenet Healthcare Corp 3.837% due 06/15/20 § ~	800,000	796,000

Materials - 0.4%

Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	2,000,000	1,977,500

Total Corporate Bonds & Notes (Cost $8,495,337)		8,451,608

SENIOR LOAN NOTES - 94.7%

Consumer Discretionary - 27.4%

24 Hour Fitness Worldwide Inc Term B 4.750% due 05/28/21 §	2,468,750	2,332,969
Acosta Holdco Inc 4.250% due 09/26/21 §	1,491,263	1,478,960
Affinia Group Intermediate Holdings Inc Term B2 5.063% due 04/27/20 §	1,173,431	1,177,465
Burlington Coat Factory Warehouse Corp Term B3 4.250% due 08/13/21 §	1,766,212	1,770,615
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	8,887,197	8,309,530
Caesars Growth Properties Holdings LLC 6.250% due 05/08/21 §	2,962,500	2,607,000
CEC Entertainment Inc 4.000% due 02/14/21 §	5,540,625	5,397,494
Cequel Communications LLC Term B due 02/14/19 µ	994,720	988,499
3.500% due 02/14/19 §	497,360	494,250
Charter Communications Operating LLC Term I 3.500% due 01/24/23 §	500,000	497,695
ClubCorp Club Operations Inc 4.250% due 07/24/20 §	8,412,125	8,443,671
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	1,728,125	1,720,348
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	5,430,380	5,442,234
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	5,445,000	5,193,169
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	1,422,697	1,423,291
Interactive Data Corp 4.750% due 05/02/21 §	2,715,625	2,713,588
Jo-Ann Stores Inc 4.000% due 03/16/18 §	3,337,645	3,297,983

	Principal Amount	Value
Leonardo Acquisition Corp 4.250% due 01/31/21 §	$4,072,434	$4,064,818
Leslie’s Poolmart Inc 4.250% due 10/16/19 §	5,660,003	5,546,803
Michaels Stores Inc Term B2 4.000% due 01/28/20 §	2,970,000	2,974,009
Neptune Finco Corp Term B due 09/21/22 µ	2,500,000	2,486,160
New Red Finance Term B2 (Canada) 3.750% due 12/12/21 §	11,024,992	11,020,031
Nine West Holdings Inc 6.250% due 01/08/20 §	2,000,000	1,142,500
Term B 4.750% due 10/08/19 §	2,220,019	1,853,716
NPC International Inc Term B 4.000% due 12/28/18 §	1,489,717	1,479,165
Party City Holdings Inc Term B 4.250% due 08/19/22 §	750,000	750,313
Petco Animal Supplies Inc 4.000% due 11/24/17 §	1,496,073	1,497,836
PetSmart Inc Term B 4.250% due 03/11/22 §	7,980,000	7,979,170
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	7,082,081	7,064,376
Scientific Games International Inc Term B2 6.000% due 10/01/21 §	496,250	491,101
ServiceMaster Co Term B 4.250% due 07/01/21 §	4,469,962	4,478,741
Spin Holdco Inc Term B 4.250% due 11/14/19 §	5,404,221	5,332,615
The Brickman Group Ltd LLC
(1st Lien) 4.000% due 12/18/20 §	987,468	975,948
(2nd Lien) 7.500% due 12/17/21 §	4,428,083	4,306,311
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	2,066,667	2,074,067
The Men’s Wearhouse Inc 5.000% due 06/18/21 §	1,000,000	1,002,500
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	7,406,192	7,265,223
WASH Multifamily Laundry Systems LLC (1st Lien) 4.250% due 05/14/22 §	997,500	987,525

		128,061,689

Consumer Staples - 8.1%

Albertson’s LLC
Term B2 5.375% due 03/21/19 §	4,677,478	4,684,387
Term B3 5.000% due 08/25/19 §	975,000	976,402
Term B4 5.500% due 08/25/21 §	1,985,354	1,989,640
BJ’s Wholesale Club Inc
(1st Lien) 4.500% due 09/26/19 §	2,187,310	2,179,233
(2nd Lien) 8.500% due 03/26/20 §	2,050,000	2,037,188
New Albertson’s Inc 4.750% due 06/27/21 §	2,722,500	2,722,160
Performance Food Group Co (2nd Lien) 6.753% due 11/14/19 §	2,932,500	2,939,831
Reddy Ice Corp (1st Lien) 6.751% due 05/01/19 §	2,939,736	2,464,477
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	1,737,737	1,740,996

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	$5,776,000	$5,848,200
Smart & Final Stores LLC (1st Lien) 4.000% due 11/15/19 §	5,344,691	5,331,329
US Foods Inc 4.500% due 03/31/19 §	4,887,500	4,890,535

		37,804,378

Financials - 5.2%

AmWINS Group LLC 5.250% due 09/06/19 §	2,198,346	2,208,472
DTZ U.S. Borrower LLC (1st Lien) 4.250% due 11/04/21 §	3,491,250	3,462,339
First Data Corp Term B 3.696% due 03/24/17 §	2,000,000	1,993,750
Hub International Ltd Term B 4.000% due 10/02/20 §	9,146,223	8,959,484
Realogy Corp Term B 3.750% due 03/05/20 §	2,925,394	2,925,379
USI Inc Term B 4.250% due 12/27/19 §	4,898,769	4,864,071

		24,413,495

Health Care - 7.3%

Catalent Pharma Solutions Inc Term B 4.250% due 05/20/21 §	2,715,630	2,721,177
Community Health Systems Inc
Term G 3.750% due 12/31/19 §	1,717,950	1,719,024
Term H 4.000% due 01/27/21 §	8,727,047	8,745,225
DJO Finance LLC 4.250% due 06/08/20 §	500,000	498,750
Endo Luxembourg Finance Co I SARL Term B (Luxembourg ) 3.750% due 09/26/22 §	2,000,000	1,997,344
Hill-Rom Holdings Inc Term B 3.500% due 09/08/22 §	500,000	501,950
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	8,456,522	8,475,904
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	3,241,875	3,221,276
Prestige Brands Inc Term B3 3.500% due 09/03/21 §	1,941,349	1,943,574
Valeant Pharmaceuticals International Inc
Series E Term B 3.750% due 08/05/20 §	2,141,313	2,113,208
Series F1 Term B 4.000% due 04/01/22 §	2,487,500	2,465,088

		34,402,520

Industrials - 28.5%

AlixPartners LLP Term B 4.500% due 07/28/22 §	6,500,000	6,501,014
Allflex Holdings III Inc
(1st Lien) 4.250% due 07/17/20 §	2,450,000	2,419,375
(2nd Lien) 8.000% due 07/19/21 §	3,500,000	3,470,834
Allied Security Holdings LLC
(1st Lien) 4.250% due 02/12/21 §	1,091,339	1,085,201
(2nd Lien) 8.000% due 08/13/21 §	6,201,027	6,141,603
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	4,387,500	4,292,897
Beacon Roofing Supply Inc Term B due 10/01/22 µ	500,000	500,000

	Principal Amount	Value
Camp International Holding Co
(1st Lien) 4.750% due 05/31/19 §	$1,918,725	$1,912,130
(2nd Lien) 8.250% due 11/30/19 §	1,500,000	1,495,624
Crosby US Acquisition Corp (2nd Lien) 7.000% due 11/22/21 §	1,000,000	850,000
Custom Sensors & Technologies Inc Term B (1st Lien) due 09/30/21 µ	2,992,443	2,989,639
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	5,469,167	5,487,396
Gates Global Inc Term B 4.250% due 07/05/21 §	7,924,975	7,541,113
GYP Holdings III Corp
(1st Lien) 4.750% due 04/01/21 §	5,431,244	5,315,830
(2nd Lien) 7.750% due 04/01/22 §	1,250,000	1,227,344
HD Supply Inc Term B 3.750% due 08/13/21 §	6,500,000	6,479,687
Husky Injection Molding Systems Ltd (Canada)
(1st Lien) 4.250% due 06/30/21 §	1,475,390	1,461,421
(2nd Lien) 7.250% due 06/30/22 §	3,777,850	3,721,182
Jeld-Wen Inc 5.000% due 06/18/22 §	3,000,000	3,000,000
LM U.S. Corp Acquisition Inc 4.750% due 10/25/19 §	75,099	74,911
(1st Lien) 4.750% due 10/25/19 §	1,892,243	1,887,512
(2nd Lien) due 01/25/21 µ	2,992,500	2,983,148
8.250% due 01/25/21 §	3,500,000	3,489,063
Onex Wizard US Acquisition Inc 4.250% due 03/13/22 §	8,208,750	8,217,304
Ply Gem Industries Inc 4.000% due 02/01/21 §	5,302,454	5,262,023
Prime Security Services Borrower LLC (1st Lien) 5.000% due 07/01/21 §	1,000,000	1,001,375
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,649,792	5,613,470
Roofing Supply Group LLC 5.445% due 05/31/19 §	7,926,224	7,936,132
Silver II US Holdings LLC 4.000% due 12/13/19 §	5,680,424	5,211,789
TransDigm Inc
Term C 3.750% due 02/28/20 §	4,579,756	4,542,834
Term D 3.750% due 06/04/21 §	987,500	979,168
Term E 3.500% due 05/14/22 §	3,980,962	3,932,446
Univar Inc 4.250% due 07/01/22 §	9,000,000	8,874,846
USAGM Hold Co LLC 4.750% due 07/28/22 §	2,823,952	2,794,832
Waste Industries USA Inc Term B 4.250% due 02/27/20 §	2,987,494	3,006,142
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	1,965,000	1,955,175

		133,654,460

Information Technology - 6.8%

Applied Systems Inc
(1st Lien) 4.250% due 01/25/21 §	477,350	476,583
(2nd Lien) 7.500% due 01/24/22 §	2,940,848	2,925,532

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Black Knight InfoServ LLC Term B 3.750% due 05/27/22 §	$997,500	$1,003,734
CCC Information Services Inc 4.000% due 12/20/19 §	3,213,718	3,206,647
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,246,803	1,244,725
Freescale Semiconductor Inc
Term B4 4.250% due 02/28/20 §	4,974,684	4,974,281
Term B5 5.000% due 01/15/21 §	6,549,873	6,563,045
Infor US Inc Term B5 3.750% due 06/03/20 §	3,615,177	3,513,500
Riverbed Technology Inc Term B 6.000% due 04/24/22 §	2,238,750	2,246,147
Sophia LP Term B due 09/30/22 µ	1,500,000	1,498,595
SunGard Data Systems Inc Term E due 03/08/20 µ	4,000,000	4,004,000

		31,656,789

Materials - 8.0%

A Schulman Inc Term B 4.000% due 06/01/22 §	997,500	994,682
Ardagh Holdings USA Inc 4.000% due 12/17/19 §	3,940,000	3,931,135
Berry Plastics Holding Corp
Term E 3.750% due 01/06/21 §	1,359,167	1,352,749
Term F due 09/10/22 µ	2,500,000	2,499,330
BWAY Holding Co Inc Term B 5.500% due 08/14/20 §	4,939,356	4,928,554
Emerald Performance Materials LLC
(1st Lien) 4.500% due 08/01/21 §	990,000	988,762
(2nd Lien) 7.750% due 08/01/22 §	250,000	248,125
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	4,655,580	3,829,215
Headwaters Inc Term B 4.500% due 03/24/22 §	1,745,625	1,754,353
Klockner Pentaplast of America Inc 5.000% due 04/28/20 §	698,847	701,900
KP Germany Erste GmbH (1st Lien) (Germany) 5.000% due 04/28/20 §	298,653	299,957
MacDermid Inc Term B2 4.750% due 06/07/20 §	496,250	486,325
Nexeo Solutions LLC 5.000% due 09/08/17 §	828,107	793,948
Term B3 5.000% due 09/08/17 §	859,688	824,225
Owens-Illinois Inc Term B 3.500% due 08/06/22 §	997,500	1,001,964
Pregis Corp 4.500% due 05/14/21 §	2,718,913	2,725,710
Quikrete Holdings Inc
(1st Lien) 4.000% due 09/28/20 §	3,098,659	3,094,011
(2nd Lien) 7.000% due 03/26/21 §	3,890,526	3,909,979
Summit Materials Cos I LLC Term B 4.250% due 07/17/22 §	498,750	498,127
Tekni-Plex Inc Term B 4.500% due 06/01/22 §	498,750	497,555
Trinseo Materials Operating SCA Term B (Luxembourg) 4.250% due 11/05/21 §	1,995,000	1,986,583

		37,347,189

	Principal Amount	Value
Telecommunication Services - 2.4%

Level 3 Financing Inc
Term B 4.000% due 01/15/20 §	$3,000,000	$2,996,625
Term B2 3.500% due 05/31/22 §	4,865,000	4,838,646
WaveDivision Holdings LLC Term B 4.000% due 10/15/19 §	2,487,212	2,486,419
Zayo Group LLC Term B 3.750% due 05/06/21 §	995,000	990,523

		11,312,213

Utilities - 1.0%

PowerTeam Services LLC
(1st Lien) 4.250% due 05/06/20 §	3,204,740	3,177,701
(2nd Lien) 8.250% due 11/06/20 §	1,500,000	1,462,500

		4,640,201

Total Senior Loan Notes (Cost $450,218,358)		443,292,934

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $18,122,452; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $18,486,050)	18,122,452	18,122,452

Total Short-Term Investment (Cost $18,122,452)		18,122,452

TOTAL INVESTMENTS - 100.4% (Cost $476,836,147)		469,866,994

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(1,839,581)

NET ASSETS - 100.0%		$468,027,413

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $174,321 or less than 0.1% of the net assets as of September 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
USAGM Hold Co LLC	$174,321	$174,232	($88)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$8,451,608	$-	$8,451,608	$-
	Senior Loan Notes	443,292,934	-	443,292,934	-
	Short-Term Investment	18,122,452	-	18,122,452	-

	Total Assets	469,866,994	-	469,866,994	-

Liabilities	Unfunded Loan Commitment	(88)	-	(88)	-

	Total Liabilities	(88)	-	(88)	-

	Total	$469,866,906	$-	$469,866,906	$-

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2015:

Senior Loan Notes
Value, Beginning of Period	$7,062,277
Purchases	-
Sales (Includes Paydowns)	(4,233,490)
Accrued Discounts (Premiums)	5,186
Net Realized Gains (Loss)	(1,183,182)
Change in Net Unrealized Appreciation (Depreciation)	813,686
Transfers In	-
Transfers Out	(2,464,477)

Value, End of Period	$-

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp Series A1 0.000% +	4,527	$60,933

Total Convertible Preferred Stocks (Cost $319,500)		60,933

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management LLC +	4,068,695	4

Information Technology - 0.0%

IAP Worldwide Services Inc +	121	107,908

Utilities - 0.0%

EME Reorganization Trust	202,312	1,012

Total Common Stocks (Cost $351,239)		108,924

	Principal Amount

CORPORATE BONDS & NOTES - 5.0%

Consumer Discretionary - 1.4%

Acosta Inc 7.750% due 10/01/22 ~	$230,000	216,775
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	192,500
AMC Networks Inc 4.750% due 12/15/22	60,000	56,775
7.750% due 07/15/21	70,000	74,382
American Axle & Manufacturing Inc 5.125% due 02/15/19	30,000	30,113
American Tire Distributors Inc 10.250% due 03/01/22 ~	150,000	153,750
Argos Merger Sub Inc 7.125% due 03/15/23 ~	140,000	141,925
Cable One Inc 5.750% due 06/15/22 ~	50,000	49,400
CCO Holdings LLC 5.250% due 09/30/22	200,000	188,000
5.375% due 05/01/25 ~	155,000	141,631
6.500% due 04/30/21	1,000,000	1,006,875
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	60,000	23,250
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	236,194
DISH DBS Corp 5.875% due 07/15/22	115,000	101,775
5.875% due 11/15/24	90,000	76,725
Dollar Tree Inc 5.250% due 03/01/20 ~	80,000	82,432
5.750% due 03/01/23 ~	280,000	291,900
FCA US LLC 8.250% due 06/15/21	1,200,000	1,276,440
Hilton Worldwide Finance LLC 5.625% due 10/15/21	145,000	150,437
Hot Topic Inc 9.250% due 06/15/21 ~	185,000	178,525
Icahn Enterprises LP 3.500% due 03/15/17	65,000	65,365
6.000% due 08/01/20	60,000	62,025

	Principal Amount	Value
iHeartCommunications Inc 11.250% due 03/01/21	$60,000	$51,825
L Brands Inc 5.625% due 02/15/22	195,000	206,944
Laureate Education Inc 9.250% due 09/01/19 ~	580,000	457,475
Levi Strauss & Co 6.875% due 05/01/22	90,000	96,975
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	235,000	257,912
MGM Resorts International 6.000% due 03/15/23	105,000	102,112
6.625% due 12/15/21	155,000	159,650
7.750% due 03/15/22	365,000	390,094
MHGE Parent LLC 8.500% due 08/01/19 ~	45,000	44,944
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	57,613
National CineMedia LLC 6.000% due 04/15/22	60,000	60,900
NCL Corp Ltd 5.000% due 02/15/18	55,000	55,963
5.250% due 11/15/19 ~	45,000	46,097
Neiman Marcus Group Ltd LLC 8.750% PIK due 10/15/21 ~	55,000	56,925
Neptune Finco Corp (Netherlands) 10.125% due 01/15/23 ~ #	200,000	202,250
10.875% due 10/15/25 ~ #	200,000	202,500
Netflix Inc 5.500% due 02/15/22 ~	135,000	137,025
5.875% due 02/15/25 ~	190,000	196,175
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	105,000	102,921
6.000% due 04/01/22 ~	205,000	208,587
Numericable-SFR SAS (France) 4.875% due 05/15/19 ~	300,000	291,000
6.000% due 05/15/22 ~	240,000	231,900
Party City Holdings Inc 6.125% due 08/15/23 ~	75,000	75,938
Radio Systems Corp 8.375% due 11/01/19 ~	80,000	84,100
Regal Entertainment Group 5.750% due 03/15/22	45,000	44,381
Sabre GLBL Inc 5.375% due 04/15/23 ~	35,000	34,650
Sally Holdings LLC 5.750% due 06/01/22	10,000	10,475
Sirius XM Radio Inc 5.875% due 10/01/20 ~	30,000	30,600
6.000% due 07/15/24 ~	120,000	120,900
Starz LLC 5.000% due 09/15/19	85,000	84,787
Station Casinos LLC 7.500% due 03/01/21	150,000	156,750
Studio City Finance Ltd (Hong Kong) 8.500% due 12/01/20 ~	250,000	233,750
Tempur Sealy International Inc 5.625% due 10/15/23 ~	70,000	70,263
6.875% due 12/15/20	70,000	74,375
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	106,375
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	80,800
TRI Pointe Holdings Inc 4.375% due 06/15/19	75,000	73,875
5.875% due 06/15/24	100,000	98,500
Tribune Media Co 5.875% due 07/15/22 ~	120,000	116,700
Univision Communications Inc 5.125% due 05/15/23 ~	55,000	52,525

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Viking Cruises Ltd 6.250% due 05/15/25 ~	$70,000	$68,775
8.500% due 10/15/22 ~	130,000	143,000
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	184,500
Vista Outdoor Inc 5.875% due 10/01/23 ~	70,000	71,400

		10,432,400

Consumer Staples - 0.2%

Constellation Brands Inc 4.250% due 05/01/23	175,000	174,781
6.000% due 05/01/22	70,000	76,650
Dean Foods Co 6.500% due 03/15/23 ~	80,000	81,400
HRG Group Inc 7.875% due 07/15/19 ~	70,000	72,800
7.875% due 07/15/19	70,000	72,800
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	195,000	192,075
Post Holdings Inc 6.000% due 12/15/22 ~	50,000	48,062
6.750% due 12/01/21 ~	25,000	25,063
7.750% due 03/15/24 ~	70,000	71,925
8.000% due 07/15/25 ~	35,000	36,116
Reynolds Group Issuer Inc (New Zealand) 8.250% due 02/15/21	100,000	100,250
9.875% due 08/15/19	230,000	238,481
Rite Aid Corp 6.125% due 04/01/23 ~	190,000	189,287
Spectrum Brands Inc 5.750% due 07/15/25 ~	130,000	133,250
6.375% due 11/15/20	65,000	69,087
6.625% due 11/15/22	45,000	47,813
The WhiteWave Foods Co 5.375% due 10/01/22	35,000	36,400

		1,666,240

Energy - 0.6%

Antero Resources Corp 5.375% due 11/01/21	145,000	128,325
5.625% due 06/01/23 ~	55,000	48,538
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	90,000	85,950
Bonanza Creek Energy Inc 6.750% due 04/15/21	110,000	77,550
California Resources Corp 5.500% due 09/15/21	80,000	49,200
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	50,000	49,600
Chesapeake Energy Corp 6.125% due 02/15/21	120,000	84,225
7.250% due 12/15/18	120,000	99,900
Concho Resources Inc 5.500% due 04/01/23	220,000	210,100
CrownRock LP 7.750% due 02/15/23 ~	160,000	157,600
CVR Refining LLC 6.500% due 11/01/22	175,000	170,450
Denbury Resources Inc 5.500% due 05/01/22	30,000	17,925
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	140,000	130,200
8.125% due 09/15/23 ~	40,000	38,600
Energy Transfer Equity LP 5.875% due 01/15/24	115,000	104,075
EP Energy LLC 7.750% due 09/01/22	55,000	44,275

	Principal Amount	Value
Gulfport Energy Corp 6.625% due 05/01/23 ~	$105,000	$97,125
7.750% due 11/01/20	190,000	187,625
Halcon Resources Corp 8.625% due 02/01/20 ~	30,000	25,050
Laredo Petroleum Inc 7.375% due 05/01/22	235,000	228,537
Matador Resources Co 6.875% due 04/15/23 ~	70,000	67,550
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	105,000	82,688
Memorial Resource Development Corp 5.875% due 07/01/22	200,000	183,000
Murphy Oil USA Inc 6.000% due 08/15/23	190,000	195,225
Newfield Exploration Co 5.625% due 07/01/24	160,000	152,800
Noble Energy Inc 5.625% due 05/01/21	90,000	90,647
5.875% due 06/01/22	120,000	119,937
Paramount Resources Ltd (Canada) 6.875% due 06/30/23 ~	55,000	47,575
PBF Logistics LP 6.875% due 05/15/23 ~	75,000	65,438
Precision Drilling Corp (Canada) 6.500% due 12/15/21	5,000	4,275
RSP Permian Inc 6.625% due 10/01/22	130,000	125,450
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	115,000	107,237
5.625% due 04/15/23	100,000	90,250
5.625% due 03/01/25 ~	175,000	154,656
5.750% due 05/15/24	100,000	89,500
Sabine Pass LNG LP 6.500% due 11/01/20	130,000	126,425
Seven Generations Energy Ltd (Canada) 6.750% due 05/01/23 ~	90,000	77,850
8.250% due 05/15/20 ~	210,000	198,450
Seventy Seven Energy Inc 6.500% due 07/15/22	55,000	21,725
SM Energy Co 6.125% due 11/15/22	35,000	32,585
6.500% due 01/01/23	95,000	88,825
Sunoco LP 6.375% due 04/01/23 ~	200,000	196,500
Tesoro Corp 5.375% due 10/01/22	115,000	113,275
Tesoro Logistics LP 5.500% due 10/15/19 ~	25,000	24,625
6.250% due 10/15/22 ~	65,000	63,700
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	60,000	25,500
Williams Partners LP 4.875% due 03/15/24	15,000	13,456

		4,593,994

Financials - 0.4%

Ally Financial Inc 8.000% due 12/31/18	500,000	552,500
CIT Group Inc 5.250% due 03/15/18	505,000	520,150
Communications Sales & Leasing Inc REIT 8.250% due 10/15/23	20,000	17,200
Equinix Inc REIT 5.375% due 01/01/22	30,000	30,000
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	55,000	54,312
First Data Corp 6.750% due 11/01/20 ~	169,000	177,027
11.250% due 01/15/21	75,000	82,125
11.750% due 08/15/21	48,500	53,956

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
General Motors Financial Co Inc 3.250% due 05/15/18	$20,000	$20,189
4.750% due 08/15/17	845,000	877,026
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	80,000	84,000
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	75,000	72,750
HUB International Ltd 7.875% due 10/01/21 ~	100,000	95,750
Navient Corp 5.000% due 10/26/20	45,000	37,836
5.500% due 01/15/19	175,000	163,078
5.875% due 10/25/24	55,000	43,313
Quicken Loans Inc 5.750% due 05/01/25 ~	55,000	52,319
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	55,000
USI Inc 7.750% due 01/15/21 ~	15,000	14,738
Wayne Merger Sub LLC 8.250% due 08/01/23 ~	75,000	72,000

		3,075,269

Health Care - 0.6%

Alere Inc 6.375% due 07/01/23 ~	115,000	117,012
6.500% due 06/15/20	60,000	61,200
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	75,000	72,188
Amsurg Corp 5.625% due 11/30/20	50,000	51,000
5.625% due 07/15/22	75,000	75,188
Capsugel SA 7.000% PIK due 05/15/19 ~	35,000	34,978
Centene Corp 4.750% due 05/15/22	35,000	35,000
CHS/Community Health Systems Inc 6.875% due 02/01/22	150,000	153,556
7.125% due 07/15/20	160,000	166,800
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	197,250
DJO Finco Inc 8.125% due 06/15/21 ~	90,000	87,975
ExamWorks Group Inc 5.625% due 04/15/23	60,000	61,050
HCA Inc 6.500% due 02/15/20	25,000	27,313
7.500% due 02/15/22	835,000	945,637
HealthSouth Corp 5.750% due 11/01/24 ~	50,000	49,500
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	45,000	45,338
Hologic Inc 5.250% due 07/15/22 ~	120,000	121,500
Horizon Pharma Financing Inc 6.625% due 05/01/23 ~	220,000	194,975
IMS Health Inc 6.000% due 11/01/20 ~	100,000	102,750
Jaguar Holding Co II 6.375% due 08/01/23 ~	170,000	165,750
Kinetic Concepts Inc 10.500% due 11/01/18	250,000	262,312
Mallinckrodt International Finance SA 4.875% due 04/15/20 ~	50,000	47,938
5.500% due 04/15/25 ~	50,000	44,750
5.625% due 10/15/23 ~	160,000	146,200
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	225,000	225,562
Sterigenics-Nordion Holdings LLC 6.500% due 05/15/23 ~	80,000	79,600

	Principal Amount	Value
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	$65,000	$64,675
Teleflex Inc 5.250% due 06/15/24	35,000	35,350
Tenet Healthcare Corp 6.000% due 10/01/20	70,000	74,025
6.750% due 06/15/23	105,000	104,475
8.125% due 04/01/22	145,000	154,483
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	195,000	194,391
Valeant Pharmaceuticals International Inc 5.500% due 03/01/23 ~	50,000	47,500
5.875% due 05/15/23 ~	265,000	254,731
6.125% due 04/15/25 ~	265,000	254,506
7.500% due 07/15/21 ~	75,000	77,438
WellCare Health Plans Inc 5.750% due 11/15/20	170,000	177,437

		5,011,333

Industrials - 0.7%

ADS Waste Holdings Inc 8.250% due 10/01/20	65,000	65,162
Aerojet Rocketdyne Holdings Inc 7.125% due 03/15/21	125,000	130,000
Air Medical Merger Sub Corp 6.375% due 05/15/23 ~	75,000	68,625
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	85,000	82,025
Bombardier Inc (Canada) 5.500% due 09/15/18 ~	25,000	21,750
7.500% due 03/15/25 ~	80,000	60,400
Builders FirstSource Inc 10.750% due 08/15/23 ~	65,000	65,244
Building Materials Corp of America 5.375% due 11/15/24 ~	140,000	138,950
6.000% due 10/15/25 ~ #	85,000	86,275
CBC Ammo LLC (Brazil) 7.250% due 11/15/21 ~	105,000	96,600
CEB Inc 5.625% due 06/15/23 ~	140,000	140,000
Clean Harbors Inc 5.125% due 06/01/21	45,000	45,675
Covanta Holding Corp 5.875% due 03/01/24	40,000	38,300
6.375% due 10/01/22	65,000	66,625
CSC Holdings LLC 5.250% due 06/01/24	15,000	11,869
Erickson Air-Crane Inc 6.000% due 11/02/20 +	84,818	42,791
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	35,000	34,388
FTI Consulting Inc 6.000% due 11/15/22	325,000	337,594
HD Supply Inc 5.250% due 12/15/21 ~	65,000	65,569
7.500% due 07/15/20	185,000	193,325
Huntington Ingalls Industries Inc 7.125% due 03/15/21	680,000	715,700
IHS Inc 5.000% due 11/01/22	95,000	91,556
Navistar International Corp 8.250% due 11/01/21	120,000	96,750
Nortek Inc 8.500% due 04/15/21	55,000	58,025
Orbital ATK Inc 5.250% due 10/01/21	60,000	61,050
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	201,000
Rexel SA (France) 5.250% due 06/15/20 ~	500,000	513,710

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
The Hertz Corp 6.250% due 10/15/22	$180,000	$181,350
The Manitowoc Co Inc 5.875% due 10/15/22	50,000	53,375
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	49,937
TMS International Corp 7.625% due 10/15/21 ~	60,000	56,100
TransDigm Inc 6.000% due 07/15/22	125,000	117,187
6.500% due 07/15/24	120,000	113,382
7.500% due 07/15/21	20,000	20,950
United Rentals North America Inc 6.125% due 06/15/23	45,000	45,112
7.375% due 05/15/20	60,000	63,300
7.625% due 04/15/22	155,000	165,462
Univar USA Inc 6.750% due 07/15/23 ~	40,000	37,300
USG Corp 5.500% due 03/01/25 ~	15,000	15,019
5.875% due 11/01/21 ~	25,000	26,063
Vander Intermediate Holding II Corp 9.750% PIK due 02/01/19 ~	75,000	60,750
Watco Cos LLC 6.375% due 04/01/23 ~	50,000	49,750
XPO Logistics Inc 6.500% due 06/15/22 ~	125,000	106,172
7.875% due 09/01/19 ~	320,000	313,200
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	155,000	147,056

		5,150,423

Information Technology - 0.3%

Activision Blizzard Inc 6.125% due 09/15/23 ~	50,000	53,250
Alcatel-Lucent USA Inc (France) 6.750% due 11/15/20 ~	200,000	210,750
8.875% due 01/01/20 ~	280,000	299,950
Alliance Data Systems Corp 6.375% due 04/01/20 ~	55,000	56,169
Anixter Inc 5.500% due 03/01/23 ~	85,000	83,938
Audatex North America Inc 6.000% due 06/15/21 ~	100,000	100,574
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	75,000	77,156
CommScope Inc 4.375% due 06/15/20 ~	35,000	34,825
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	115,000	110,616
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	95,000	83,956
Infor US Inc 5.750% due 08/15/20 ~	70,000	69,781
6.500% due 05/15/22 ~	75,000	69,000
Italics Merger Sub Inc 7.125% due 07/15/23 ~	140,000	134,050
Micron Technology Inc 5.250% due 08/01/23 ~	90,000	83,925
5.625% due 01/15/26 ~	105,000	94,763
NeuStar Inc 4.500% due 01/15/23	200,000	170,500
Opal Acquisition Inc 8.875% due 12/15/21 ~	25,000	23,625
Plantronics Inc 5.500% due 05/31/23 ~	105,000	105,525
SS&C Technologies Holdings Inc 5.875% due 07/15/23 ~	105,000	107,100

	Principal Amount	Value
Sungard Availability Services Capital Inc 8.750% due 04/01/22 ~	$100,000	$60,500
Zebra Technologies Corp 7.250% due 10/15/22 ~	170,000	181,475

		2,211,428

Materials - 0.2%

Alphabet Holding Co Inc 7.750% PIK due 11/01/17	185,000	180,375
ArcelorMittal (Luxembourg) 7.000% due 02/25/22	40,000	36,600
Ardagh Packaging Finance PLC (Ireland) 3.337% due 12/15/19 § ~	200,000	193,000
Berry Plastics Corp 6.000% due 10/15/22 ~ #	45,000	45,338
Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	20,000	19,775
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	189,200
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	85,000	61,838
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	105,000	99,225
Kissner Milling Co Ltd (Canada) 7.250% due 06/01/19 ~	135,000	127,575
New Gold Inc (Canada) 6.250% due 11/15/22 ~	90,000	75,825
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	120,000	121,200
6.375% due 08/15/25 ~	30,000	30,356
Platform Specialty Products Corp 6.500% due 02/01/22 ~	95,000	82,175
Rockwood Specialties Group Inc 4.625% due 10/15/20	165,000	170,834
SunCoke Energy Partners LP 7.375% due 02/01/20 ~	15,000	13,347
7.375% due 02/01/20	60,000	53,388
The Chemours Co 6.625% due 05/15/23 ~	35,000	23,625
7.000% due 05/15/25 ~	55,000	36,300
Tronox Finance LLC 6.375% due 08/15/20	175,000	112,000
7.500% due 03/15/22 ~	40,000	25,400
WR Grace & Co 5.125% due 10/01/21 ~	55,000	54,450
5.625% due 10/01/24 ~	20,000	19,675

		1,771,501

Telecommunication Services - 0.4%

Avaya Inc 9.000% due 04/01/19 ~	80,000	66,800
CenturyLink Inc 6.750% due 12/01/23	80,000	69,800
Frontier Communications Corp 6.250% due 09/15/21	70,000	58,625
6.875% due 01/15/25	80,000	65,100
7.625% due 04/15/24	15,000	12,600
10.500% due 09/15/22 ~	30,000	29,250
11.000% due 09/15/25 ~	90,000	87,300
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	330,000	215,737
8.125% due 06/01/23	155,000	101,525
SBA Telecommunications Inc 5.750% due 07/15/20	165,000	170,569
Sprint Capital Corp 8.750% due 03/15/32	15,000	11,700
Sprint Communications Inc 6.000% due 11/15/22	10,000	7,550
7.000% due 08/15/20	110,000	92,125
9.125% due 03/01/17	100,000	101,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Sprint Corp 7.250% due 09/15/21	$80,000	$65,700
7.625% due 02/15/25	80,000	62,150
7.875% due 09/15/23	735,000	596,728
T-Mobile USA Inc 6.250% due 04/01/21	65,000	64,935
6.375% due 03/01/25	65,000	62,237
6.464% due 04/28/19	200,000	204,000
6.625% due 04/01/23	55,000	54,588
6.633% due 04/28/21	70,000	70,350
6.731% due 04/28/22	25,000	25,000
Windstream Services LLC 6.375% due 08/01/23	160,000	115,896
7.750% due 10/01/21	435,000	339,300

		2,751,096

Utilities - 0.2%

AES Corp 5.500% due 03/15/24	45,000	40,118
AmeriGas Finance LLC 7.000% due 05/20/22	215,000	221,450
Calpine Corp 5.375% due 01/15/23	170,000	159,375
5.750% due 01/15/25	55,000	51,631
Dynegy Inc 6.750% due 11/01/19	135,000	136,012
7.375% due 11/01/22	105,000	106,313
7.625% due 11/01/24	90,000	91,350
NRG Energy Inc 8.250% due 09/01/20	595,000	614,040
Terraform Global Operating LLC 9.750% due 08/15/22 ~	50,000	40,125

		1,460,414

Total Corporate Bonds & Notes (Cost $39,498,589)		38,124,098

SENIOR LOAN NOTES - 90.2%

Consumer Discretionary - 25.5%

99 Cents Only Stores 4.500% due 01/11/19 §	2,507,810	2,026,311
Acosta Holdco Inc 4.250% due 09/26/21 §	2,779,035	2,756,108
Affinia Group Intermediate Holdings Inc Term B2 5.063% due 04/27/20 §	469,372	470,986
Affinity Gaming LLC Term B 5.250% due 11/09/17 §	456,863	459,375
ALM Media Holdings Inc (1st Lien) 5.500% due 07/31/20 § +	365,625	344,894
Amaya Holdings BV (1st Lien) (Netherlands) 5.000% due 08/01/21 §	3,895,040	3,861,870
AMC Entertainment Inc 3.500% due 04/30/20 §	2,340,000	2,340,000
Ancestry.com Inc Term B 5.000% due 08/17/22 §	1,325,000	1,320,031
Answers Corp (1st Lien) 6.250% due 10/03/21 §	1,838,364	1,342,006
AP NMT Acquisition BV (1st Lien) (Netherlands) 6.750% due 08/13/21 §	371,250	362,201
Aramark Services Inc 1.847% due 07/26/16 §	209,641	208,195
ARG IH Corp Term B 4.764% due 11/15/20 §	193,265	193,927
Ascena Retail Group Inc Term B 5.250% due 08/21/22 §	1,425,000	1,376,312
Ascend Learning LLC Term B 5.500% due 07/31/19 §	1,007,062	1,010,000

	Principal Amount	Value
Asurion LLC (2nd Lien) 8.500% due 03/03/21 §	$1,925,000	$1,748,381
Term B1
5.000% due 05/24/19 §	3,309,665	3,161,766
Term B4
5.000% due 08/04/22 §	4,089,750	3,886,543
Auction.com LLC Term B 6.000% due 05/08/22 §	895,500	894,940
Aufinco Property Ltd (1st Lien) (Australia) 4.000% due 05/29/20 §	366,563	365,646
Bass Pro Group LLC 4.000% due 06/05/20 §	1,960,687	1,954,967
Block Communications Inc Term B 4.000% due 11/07/21 §	198,000	198,990
Boyd Gaming Corp Term B 4.000% due 08/14/20 §	346,111	346,520
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/17 * § Y	1,122,078	1,051,147
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.250% due 03/18/21 §	586,920	584,719
CDS U.S. Intermediate Holdings Inc (1st Lien) 5.000% due 07/08/22 §	375,000	376,373
CEC Entertainment Inc 4.000% due 02/14/21 §	584,766	569,660
Centerplate Inc Term A 4.750% due 11/26/19 §	511,883	510,283
Cequel Communications LLC Term B 3.500% due 02/14/19 §	2,427,881	2,412,697
Charter Communications Operating LLC Term I 3.500% due 01/24/23 §	1,800,000	1,791,704
Chrysler Group LLC Term B 3.250% due 12/31/18 §	1,699,125	1,686,806
3.500% due 05/24/17 §	3,947,545	3,941,162
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	636,485	636,597
ClubCorp Club Operations Inc 4.250% due 07/24/20 §	2,536,825	2,546,338
CS Intermediate Holdco 2 LLC Term B 4.000% due 04/04/21 §	518,438	516,105
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	3,337,657	2,912,106
David’s Bridal Inc Term B 5.250% due 10/11/19 §	716,584	635,073
Dayco Products LLC Term B 5.250% due 12/12/19 §	1,304,837	1,307,284
Dollar Tree Inc Term B1 3.500% due 07/06/22 §	2,346,519	2,351,641
Education Management LLC Term A 5.500% due 07/02/20 § +	339,553	162,544
Term B
8.500% due 07/02/20 § +	584,776	153,679
Entercom Radio LLC Term B 4.021% due 11/23/18 §	495,500	495,577
Entravision Communications Corp 3.500% due 05/31/20 §	517,500	511,894
Evergreen Acquisition Co 1 LP 5.000% due 07/09/19 §	751,803	650,310
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	546,249	544,536
Federal-Mogul Holdings Corp Term C 4.750% due 04/15/21 §	3,143,250	2,997,875
Fender Musical Instruments Corp Term B 5.750% due 04/03/19 §	316,313	316,407
Flint Group GmbH Term C (Germany) 4.500% due 09/07/21 §	133,420	131,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Flint Group US LLC Term B2 (1st Lien) 4.500% due 09/07/21 §	$807,080	$799,682
Four Seasons Holdings Inc (1st Lien) (Canada) 3.500% due 06/27/20 §	562,352	559,540
General Nutrition Centers Inc 3.250% due 03/04/19 §	5,030,230	4,989,359
Getty Images Inc Term B 4.750% due 10/18/19 §	4,707,863	3,085,614
Go Daddy Operating Co LLC Term B 4.250% due 05/13/21 §	2,712,942	2,716,333
Golden Nugget Inc 5.500% due 11/21/19 §	107,156	107,839
Term B
5.500% due 11/21/19 §	250,031	251,625
Gray Television Inc Term B 3.750% due 06/10/21 §	222,575	222,320
Harbor Freight Tools USA Inc (1st Lien) 4.750% due 07/26/19 §	841,500	845,883
Hilton Worldwide Finance LLC Term B2 3.500% due 10/26/20 §	4,345,114	4,346,926
Horizon Global Corp Term B 7.000% due 05/11/22 §	419,688	415,491
Hubbard Radio LLC Term B 4.250% due 05/15/20 §	616,319	614,008
iHeartCommunications Inc Term D 6.944% due 01/30/19 §	1,102,586	917,903
Term E 7.694% due 07/30/19 §	354,610	297,430
Information Resources Inc Term B 4.750% due 09/30/20 §	955,500	958,581
Interactive Data Corp 4.750% due 05/02/21 §	1,283,750	1,282,787
J. Crew Group Inc Term B 4.000% due 03/05/21 §	2,345,313	1,820,061
Jo-Ann Stores Inc 4.000% due 03/16/18 §	2,403,641	2,375,079
Kasima LLC Term B 3.250% due 05/17/21 §	581,250	580,644
Knowledge Universe Education LLC (1st Lien) 6.000% due 07/28/22 §	975,000	960,375
La Quinta Intermediate Holdings LLC Term B 3.750% due 04/14/21 §	790,329	783,661
Landry’s Inc Term B 4.000% due 04/24/18 §	1,756,443	1,759,189
Laureate Education Inc Term B 5.000% due 06/15/18 §	3,374,209	3,011,482
Libbey Glass Inc Term B 3.750% due 04/09/21 §	320,938	319,734
Live Nation Entertainment Inc Term B1 3.500% due 08/16/20 §	2,004,578	2,005,931
LTF Merger Sub Inc Term B 4.250% due 06/10/22 §	1,172,063	1,170,597
MCC Iowa LLC Term H 3.250% due 01/29/21 §	782,000	773,687
Term J
3.750% due 06/30/21 §	765,313	763,874
Media General Inc Term B 4.000% due 07/31/20 §	1,079,224	1,072,985
Mediacom Illinois LLC Term E 3.160% due 10/23/17 §	3,982,362	3,981,864
Term G
3.500% due 06/30/21 §	420,750	420,329
MGM Resorts International Term B 3.500% due 12/20/19 §	1,972,055	1,959,422

	Principal Amount	Value
MH Sub I LLC (1st Lien) 4.750% due 07/08/21 §	$1,039,608	$1,033,544
Michaels Stores Inc Term B 3.750% due 01/28/20 §	2,038,088	2,036,602
Term B2
4.000% due 01/28/20 §	841,500	842,636
Mission Broadcasting Inc Term B2 3.750% due 10/01/20 §	745,299	741,261
MPG Holdco I Inc Term B 3.750% due 10/20/21 §	1,772,657	1,770,916
Nelson Education Ltd (Canada) 6.750% due 07/07/16 * § Y	2,141,517	1,311,679
New Red Finance Inc Term B2 (Canada) 3.750% due 12/12/21 §	3,976,559	3,974,769
Nexstar Broadcasting Inc Term B2 3.750% due 10/01/20 §	845,180	840,602
Nord Anglia Education Finance LLC 5.000% due 03/31/21 §	1,928,119	1,901,607
NPC International Inc Term B 4.000% due 12/28/18 §	820,250	814,440
Numericable Group SA Term B5 (France) 4.000% due 07/31/22 §	325,000	321,054
Numericable U.S. LLC Term B1 4.500% due 05/21/20 §	984,445	979,370
Term B2
4.500% due 05/21/20 §	851,680	847,288
P.F. Chang’s China Bistro Inc Term B 4.250% due 07/02/19 §	1,434,780	1,409,671
Party City Holdings Inc Term B 4.250% due 08/19/22 §	2,350,000	2,350,980
Penton Media Inc 5.000% due 10/03/19 §	482,058	480,250
Petco Animal Supplies Inc 4.000% due 11/24/17 §	2,094,524	2,096,991
PetSmart Inc Term B 4.250% due 03/11/22 §	3,815,438	3,815,041
Pier 1 Imports Inc Term B 4.500% due 04/30/21 §	419,688	412,343
Pilot Travel Centers LLC Term B 4.250% due 10/01/21 §	1,683,000	1,692,871
Pinnacle Entertainment Inc Term B2 3.750% due 08/13/20 §	254,341	254,545
Playa Resorts Holding BV Term B (Netherlands) 4.000% due 08/09/19 §	367,500	366,581
ProQuest LLC Term B 5.250% due 10/24/21 §	570,681	573,296
Raycom TV Broadcasting LLC Term B 3.750% due 08/04/21 §	1,080,337	1,074,936
Renaissance Learning Inc (1st Lien) 4.500% due 04/09/21 §	2,536,375	2,468,737
Rent-A-Center Inc Term B 3.750% due 03/19/21 §	418,625	418,102
RGIS Services LLC Term C 5.500% due 10/18/17 §	2,000,586	1,670,489
Sabre Inc Term B 4.000% due 02/19/19 §	1,337,188	1,337,466
Scientific Games International Inc Term B1 6.000% due 10/18/20 §	2,873,813	2,844,356
Term B2 6.000% due 10/01/21 §	719,563	712,097
SeaWorld Parks & Entertainment Inc Term B2 3.000% due 05/14/20 §	2,070,482	1,982,486
Seminole Hard Rock Entertainment Inc Term B 3.500% due 05/14/20 §	219,938	216,089

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Serta Simmons Holdings LLC 4.250% due 10/01/19 §	$1,638,415	$1,641,585
ServiceMaster Co Term B 4.250% due 07/01/21 §	2,029,500	2,033,486
Sinclair Television Group Inc
Term B
3.000% due 04/09/20 §	682,527	676,448
Term B1
3.500% due 07/30/21 §	1,496,250	1,488,769
Sonifi Solutions Inc Term C 3.375% due 03/28/18 § +	648,321	113,456
Spin Holdco Inc Term B 4.250% due 11/14/19 §	1,299,763	1,282,541
Springer Science+Business Media Deutschland GmbH Term B9 (Germany) 4.750% due 08/14/20 §	2,852,230	2,862,926
SRAM LLC Term B 4.017% due 04/10/20 §	1,870,962	1,821,849
STS Operating Inc 4.750% due 02/12/21 §	246,250	244,557
SurveyMonkey Inc Term B 6.250% due 02/05/19 §	621,618	612,293
Tempur-Pedic International Inc Term B 3.500% due 03/18/20 §	329,143	329,760
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	663,209	655,471
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	5,308,333	5,327,342
The Men’s Wearhouse Inc Term B 4.500% due 06/18/21 §	722,409	723,759
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	3,389,754	3,325,234
The Pep Boys-Manny Moe & Jack Term B 4.250% due 10/11/18 §	510,563	511,680
TI Group Automotive Systems LLC 4.500% due 06/30/22 §	1,050,000	1,032,500
Tower Automotive Holdings USA LLC 4.000% due 04/23/20 §	807,175	800,112
Town Sports International Inc Term B 4.500% due 11/15/20 §	941,380	588,363
Travelport Finance SARL Term B (Luxembourg) 5.750% due 09/02/21 §	992,500	991,179
Tropicana Entertainment Inc 4.000% due 11/27/20 §	294,000	294,000
TWCC Holding Corp Term B1
5.750% due 02/11/20 §	2,683,839	2,666,227
(2nd Lien)
7.000% due 06/26/20 §	575,000	541,219
Univision Communications Inc Term C4 4.000% due 03/01/20 §	4,321,362	4,289,553
Virgin Media Investment Holdings Ltd Term F due 06/30/23 µ	100,000	98,714
3.500% due 06/30/23 §	2,215,227	2,186,746
Visteon Corp Term B 3.500% due 04/09/21 §	495,833	494,280
WASH Multifamily Laundry Systems LLC (1st Lien)
4.250% due 05/14/22 §	274,313	271,569
Weight Watchers International Inc Term B2 4.000% due 04/02/20 §	4,738,500	2,576,559
WMG Acquisition Corp 3.750% due 07/01/20 §	2,851,849	2,799,446
Zuffa LLC Term B 3.750% due 02/25/20 §	1,477,229	1,460,241

		194,929,599

	Principal Amount	Value
Consumer Staples - 6.5%

AdvancePierre Foods Inc 5.750% due 07/10/17 §	$2,887,340	$2,893,187
Albertson’s LLC Term B2 5.375% due 03/21/19 §	1,082,535	1,084,134
Term B3
5.000% due 08/25/19 §	1,828,125	1,830,754
Term B4
5.500% due 08/25/21 §	3,027,665	3,034,201
Blue Buffalo Co Ltd Term B3 3.750% due 08/08/19 §	1,977,045	1,978,899
Charger OpCo BV Term B1 (Netherlands) 4.250% due 07/02/22 §	1,850,000	1,854,048
Clearwater Seafoods Ltd Partnership Term B (Canada) 4.753% due 06/26/19 §	428,973	429,866
Crossmark Holdings Inc (1st Lien) 4.500% due 12/20/19 §	366,520	323,149
Darling International Inc Term B 3.250% due 01/06/21 §	566,375	566,729
Del Monte Foods Inc (1st Lien) 4.258% due 02/18/21 §	1,061,350	1,008,282
Diamond Foods Inc 4.250% due 08/20/18 §	147,750	147,442
Dole Food Co Inc Term B 4.501% due 11/01/18 §	3,399,157	3,394,908
Flavors Holdings Inc (1st Lien) 6.750% due 04/03/20 §	641,250	612,394
High Liner Foods Inc Term B (Canada) 4.250% due 04/24/21 §	1,182,000	1,180,768
JBS USA LLC
3.750% due 05/25/18 §	3,525,078	3,518,997
3.750% due 09/18/20 §	1,249,500	1,248,524
Term B
1.500% due 08/06/22 §	575,000	575,355
KIK Custom Products Inc Term B 6.000% due 08/14/22 §	1,350,000	1,324,125
NBTY Inc Term B2 3.500% due 10/01/17 §	2,304,052	2,294,260
New Albertson’s Inc 4.750% due 06/27/21 §	3,552,558	3,552,114
Post Holdings Inc Term A 3.750% due 06/02/21 §	224,453	224,768
Revlon Consumer Products Corp 4.000% due 10/08/19 §	916,591	917,278
Reynolds Group Holdings Inc 4.500% due 12/01/18 §	4,065,561	4,073,184
Rite Aid Corp (2nd Lien) 5.750% due 08/21/20 §	525,000	531,563
Spectrum Brands Inc 3.814% due 06/23/22 §	1,628,849	1,636,612
Supervalu Inc Term B 4.500% due 03/21/19 §	4,925,884	4,943,794
The Sun Products Corp 5.500% due 03/23/20 §	2,353,859	2,224,397
US Foods Inc 4.500% due 03/31/19 §	2,614,813	2,616,436

		50,020,168

Energy - 3.0%

Alpha Natural Resources LLC 10.833% due 01/31/17 §	100,000	98,250
Term B
3.500% due 05/22/20 * § Y	633,750	294,166
Arch Coal Inc Term B 6.250% due 05/16/18 §	2,306,575	1,301,294
Bronco Midstream Funding LLC Term B 5.000% due 08/15/20 §	1,220,930	1,153,779

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
CITGO Holding Inc Term B 9.500% due 05/12/18 §	$1,125,583	$1,110,575
Citgo Petroleum Corp Term B 4.500% due 07/29/21 §	816,750	811,645
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	1,197,091	1,081,372
Drillships Ocean Ventures Inc Term B 5.500% due 07/25/21 §	891,000	594,186
Energy Transfer Equity LP 3.250% due 12/02/19 §	1,325,000	1,283,594
4.000% due 12/02/19 §	302,059	297,968
Fieldwood Energy LLC (1st Lien) 3.875% due 09/28/18 §	2,803,366	2,407,390
(2nd Lien)
8.375% due 09/30/20 §	550,000	159,042
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	5,822,542	5,450,150
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	144,401	144,221
Paragon Offshore Finance Co Term B 3.750% due 07/18/21 §	717,750	281,119
Patriot Coal Corp 0.000% due 12/15/18 * § Y +	1,717,879	171,788
Samson Investment Co (2nd Lien) 0.000% due 09/25/18 * § Y	950,000	140,125
Seadrill Partners Finco LLC Term B 4.000% due 02/21/21 §	3,047,658	1,871,262
Seventy Seven Operating LLC Term B 3.750% due 06/25/21 §	444,375	378,089
Sheridan Investment Partners II LP Term A 4.250% due 12/16/20 §	77,263	57,947
Term B
4.250% due 12/16/20 §	555,422	416,566
Term M
4.250% due 12/16/20 §	28,815	21,611
Sheridan Production Partners I LLC Term B2 4.250% due 10/01/19 §	2,232,487	1,735,758
Term B2 I-A
4.250% due 10/01/19 §	295,823	230,002
Term B2 I-M
4.250% due 10/01/19 §	180,690	140,487
Southcross Holdings Borrower LP Term B 6.000% due 08/04/21 §	345,625	264,403
Targa Resources Corp Term B 5.750% due 02/25/22 §	204,651	204,907
Tervita Corp (Canada) 6.250% due 05/15/18 §	1,592,258	1,244,947

		23,346,643

Financials - 7.1%

Alliant Holdings I Inc Term B 4.500% due 08/12/22 §	1,620,938	1,616,885
Altisource Solutions SARL Term B 4.500% due 12/09/20 §	1,905,449	1,695,850
American Capital Ltd 3.500% due 08/22/17 §	698,250	696,714
AmWINS Group LLC 5.250% due 09/06/19 §	4,274,933	4,294,623
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	526,103	523,253
Astro AB Borrower Inc (1st Lien) 5.500% due 04/30/22 §	249,375	250,622
CGSC of Delaware Holding Corp (1st Lien) 5.000% due 04/16/20 §	537,625	488,567
Citco Funding LLC 4.250% due 06/29/18 §	2,520,518	2,524,720
Clipper Acquisitions Corp Term B 3.000% due 02/06/20 §	607,922	603,545

	Principal Amount	Value
Concentra Inc (1st Lien) 4.001% due 06/01/22 §	$274,313	$274,139
Corporate Capital Trust Inc Term B 4.000% due 05/15/19 §	837,250	837,250
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	905,734	747,231
DTZ US Borrower LLC (1st Lien) 4.250% due 11/04/21 §	2,244,375	2,225,789
First Data Corp 3.696% due 03/24/18 §	3,759,332	3,732,607
3.946% due 07/08/22 §	675,000	671,878
Grosvenor Capital Management Holdings LLP Term B 3.750% due 01/04/21 §	1,895,324	1,888,216
Guggenheim Partners LLC 4.250% due 07/22/20 §	1,081,147	1,082,950
Hamilton Lane Advisors LLC Term B 4.250% due 07/09/22 §	450,000	450,985
Harbourvest Partners LLC 3.250% due 02/04/21 §	1,666,683	1,662,516
Hub International Ltd Term B 4.000% due 10/02/20 §	2,229,671	2,184,147
ION Trading Technologies SARL Term B1 (Luxembourg) 4.250% due 06/10/21 §	1,436,765	1,425,989
IPC Corp Term B 5.500% due 08/06/21 §	1,368,125	1,351,024
LPL Holdings Inc Term B 3.250% due 03/29/19 §	2,786,306	2,778,992
MCS AMS Sub-Holdings LLC Term B 7.500% due 10/15/19 § +	421,563	291,426
Medley LLC 6.500% due 06/15/19 §	410,227	410,227
MIP Delaware LLC Term B1 4.000% due 03/09/20 §	537,728	537,392
NXT Capital Inc 6.250% due 09/04/18 §	572,081	573,511
Term B
6.250% due 09/04/18 §	686,492	688,209
Ocwen Financial Corp 5.000% due 02/15/18 §	2,563,652	2,564,455
PGX Holdings Inc (1st Lien) 5.750% due 09/29/20 §	454,643	456,253
RCS Capital Corp (1st Lien) 7.500% due 04/29/19 §	2,671,729	2,538,142
RE/MAX International Inc Term B 4.250% due 07/31/20 §	1,589,907	1,595,373
RHP Hotel Properties LP REIT Term B 3.500% due 01/15/21 §	567,813	568,945
Salient Partners LP 7.500% due 05/19/21 §	691,250	680,881
Starwood Property Trust Inc Term B 3.500% due 04/17/20 §	563,442	560,156
USI Inc Term B 4.250% due 12/27/19 §	4,321,208	4,290,601
Walker & Dunlop Inc Term B 5.250% due 12/11/20 §	2,997,968	3,005,463
Walter Investment Management Corp 4.750% due 12/19/20 §	1,449,234	1,348,995

		54,118,521

Health Care - 12.9%

Acadia Healthcare Co Inc Term B 4.250% due 02/11/22 §	198,500	199,788
ADMI Corp Term B 5.500% due 04/30/22 §	997,500	1,004,565
Akorn Inc Term B 5.500% due 04/16/21 §	866,250	864,806
Albany Molecular Research Inc Term B 5.750% due 07/16/21 §	600,000	601,500
Alere Inc Term B 4.250% due 06/18/22 §	1,521,188	1,524,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Alkermes Inc 3.500% due 09/18/19 §	$413,283	$413,456
Alliance HealthCare Services Inc Term B 4.250% due 06/03/19 §	2,458,802	2,451,118
AMAG Pharmaceuticals Inc (1st Lien) 4.750% due 08/13/21 §	925,000	919,219
Amneal Pharmaceuticals LLC 4.500% due 11/01/19 §	2,600,309	2,608,435
Amsurg Corp Term B (1st Lien) 3.500% due 07/16/21 §	518,438	519,408
Ardent Legacy Acquisitions Inc Term B 6.500% due 07/21/21 §	450,000	451,125
ATI Holdings Inc 5.250% due 12/20/19 §	486,674	489,412
Auris Luxembourg III SARL Term B4 4.250% due 01/15/22 §	621,879	623,434
BioScrip Inc 6.500% due 07/31/20 §	562,500	528,750
Term B
6.500% due 07/31/20 §	937,500	881,250
BSN Medical Inc Term B1B 4.000% due 08/28/19 §	667,812	667,812
CareCore National LLC Term B 5.500% due 03/05/21 §	1,959,141	1,890,571
CHG Healthcare Services Inc 4.250% due 11/19/19 §	2,752,020	2,751,161
Community Health Systems Inc Term F 3.575% due 12/31/18 §	1,307,130	1,307,830
Term G
3.750% due 12/31/19 §	1,929,087	1,930,293
Term H
4.000% due 01/27/21 §	3,549,469	3,556,862
Concordia Healthcare Corp Term B (Canada) 4.750% due 04/21/22 §	199,500	199,749
Convatec Inc 4.250% due 06/15/20 §	1,250,429	1,250,429
CPI Buyer LLC (1st Lien) 5.500% due 08/18/21 §	1,188,871	1,176,982
DaVita HealthCare Partners Inc Term B 3.500% due 06/24/21 §	2,715,625	2,719,495
DJO Finance LLC 4.250% due 06/08/20 §	1,750,000	1,745,625
DPx Holdings BV 4.250% due 03/11/21 §	715,938	706,809
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.750% due 09/26/22 §	2,300,000	2,296,946
Envision Healthcare Corp 4.000% due 05/25/18 §	1,944,097	1,946,729
Global Healthcare Exchange LLC Term B 5.500% due 08/15/22 §	925,000	926,156
Grifols Worldwide Operations USA Inc Term B 3.194% due 02/27/21 §	3,816,875	3,822,043
Hill-Rom Holdings Inc Term B 3.500% due 09/08/22 §	1,250,000	1,254,875
Horizon Pharma Inc Term B 4.500% due 05/07/21 §	2,169,563	2,162,331
Iasis Healthcare LLC Term B2 4.500% due 05/03/18 §	2,030,398	2,035,051
IMS Health Inc 3.500% due 03/17/21 §	4,360,622	4,346,524
Indivor Finance SARL Term B (United Kingdom) 7.000% due 12/19/19 §	794,063	763,293
inVentiv Health Inc Term B3 7.750% due 05/15/18 §	886,350	885,611
Term B4
7.750% due 05/15/18 §	1,314,486	1,315,034

	Principal Amount	Value
Jaguar Holding Co II Term B 4.250% due 08/18/22 §	$3,790,500	$3,766,415
Kindred Healthcare Inc 4.250% due 04/09/21 §	3,160,000	3,157,314
Kinetic Concepts Inc Term E1 4.500% due 05/04/18 §	4,430,333	4,431,720
LHP Hospital Group Inc 9.000% due 07/03/18 §	1,052,356	1,031,309
Mallinckrodt International Finance SA Term B 3.250% due 03/19/21 §	1,231,250	1,212,525
Term B1
3.500% due 03/19/21 §	940,500	929,332
MedAssets Inc Term B 4.000% due 12/13/19 §	402,568	401,682
Millennium Health LLC Term B 5.250% due 04/16/21 §	4,663,637	1,480,705
MMM Holdings Inc 9.750% due 12/12/17 §	601,428	451,071
MSO of Puerto Rico Inc 9.750% due 12/12/17 §	437,235	327,927
National Mentor Holdings Inc Term B 4.250% due 01/31/21 §	443,250	442,558
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	1,965,677	1,893,439
Ortho-Clinical Diagnostics Inc Term B 4.750% due 06/30/21 §	2,740,313	2,708,914
Physio-Control International Inc (1st Lien) 5.500% due 06/06/22 §	400,000	398,000
PRA Holdings Inc (1st Lien) 4.500% due 09/23/20 §	793,511	794,786
Prestige Brands Inc Term B3 3.500% due 09/03/21 §	675,550	676,324
Quintiles Transnational Corp Term B 3.250% due 05/12/22 §	1,271,813	1,276,051
Radnet Management Inc Term B 4.250% due 10/10/18 §	2,141,574	2,134,881
RegionalCare Hospital Partners Inc (1st Lien) 5.250% due 04/23/19 §	1,638,326	1,629,110
Sage Products Holdings III LLC Term B 4.250% due 12/13/19 §	1,017,007	1,017,325
Select Medical Corp Series D Term B 3.042% due 12/20/16 §	193,108	193,026
Series E Term B
3.751% due 06/01/18 §	965,540	964,534
Sterigenics-Nordion Holdings LLC Term B 4.250% due 05/15/22 §	625,000	624,219
Steward Health Care System LLC Term B 6.750% due 04/12/20 §	984,887	983,964
Truven Health Analytics Inc Term B 4.500% due 06/06/19 §	1,867,467	1,856,356
Valeant Pharmaceuticals International Inc Series C2 Term B 3.750% due 12/11/19 §	1,961,425	1,934,946
Series E Term B
3.750% due 08/05/20 §	3,184,786	3,142,986
Series F1 Term B
4.000% due 04/01/22 §	2,885,500	2,859,502

		98,459,751

Industrials - 12.5%

ABC Supply Co Inc 3.500% due 04/16/20 §	1,372,000	1,366,140
ADS Waste Holdings Inc 3.750% due 10/09/19 §	2,106,875	2,085,806
AlixPartners LLP Term B 4.500% due 07/28/22 §	525,000	525,082
Allison Transmission Inc Term B3 3.500% due 08/23/19 §	1,915,009	1,918,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	$1,172,850	$815,131
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,769,111	2,709,403
Atlantic Aviation FBO Inc Term B 3.250% due 06/01/20 §	514,122	511,123
BakerCorp International Inc 4.250% due 02/14/20 §	1,009,088	963,679
BE Aerospace Inc Term B 4.000% due 12/16/21 §	797,455	801,238
Bombardier Recreational Products Inc Term B (Canada) 3.750% due 01/30/19 §	2,598,514	2,604,189
Brock Holdings III Inc Term B 6.000% due 03/16/17 §	1,329,091	1,293,095
Carros Finance Luxembourg SARL (Luxembourg) (1st Lien) 4.500% due 09/30/21 §	297,000	296,722
Ceridian LLC 4.500% due 09/15/20 §	478,557	455,028
CPG International Inc 4.750% due 09/30/20 §	1,474,925	1,463,863
CPM Holdings Inc Term B 6.000% due 04/11/22 §	224,438	225,279
Delachaux SA Term B2 (France) 4.500% due 10/28/21 §	362,647	362,647
Delos Finance SARL Term B 3.500% due 03/06/21 §	2,000,000	2,000,208
Doosan Infracore International Inc Term B 4.500% due 05/28/21 §	3,175,252	3,185,835
Dynacast International LLC Term B 4.500% due 01/28/22 §	497,500	496,555
Electrical Components International Inc Term B 5.750% due 05/28/21 §	320,940	321,943
Emerald Expositions Holding Inc Term B 4.750% due 06/17/20 §	766,253	764,338
EnergySolutions LLC 6.750% due 05/29/20 §	703,393	697,238
Filtration Group Corp (1st Lien) 4.250% due 11/21/20 §	217,725	218,133
Floatel International Ltd Term B (Norway) 6.000% due 06/27/20 §	935,750	640,989
Flying Fortress Inc 3.500% due 04/30/20 §	2,513,333	2,512,155
Garda World Security Corp (Canada) 4.003% due 11/06/20 §	290,703	286,615
Term B
4.003% due 11/06/20 §	1,635,116	1,612,123
Gardner Denver Inc 4.250% due 07/30/20 §	3,236,363	3,072,299
Gates Global Inc Term B 4.250% due 07/05/21 §	3,276,950	3,118,224
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	1,113,000	1,088,291
Granite Acquisition Inc Term B 5.000% due 12/19/21 §	2,091,475	2,053,132
Term C
5.000% due 12/19/21 §	92,720	91,020
Husky Injection Molding Systems Ltd (1st Lien) (Canada) 4.250% due 06/30/21 §	2,336,034	2,313,916
IG Investment Holdings LLC Term B 6.000% due 10/29/21 §	1,983,383	1,980,904
JMC Steel Group Inc 4.750% due 04/01/17 §	5,512,148	5,429,465
KAR Auction Services Inc Term B2 3.500% due 03/11/21 §	2,417,262	2,417,262

	Principal Amount	Value
Kenan Advantage Group Inc 4.000% due 07/31/22 §	$308,511	$308,254
Term B
4.000% due 07/31/22 §	98,404	98,322
Merrill Communications LLC 6.250% due 06/01/22 §	521,860	519,251
Milacron LLC Term B 4.500% due 09/28/20 §	924,384	931,316
Monitronics International Inc Term B 4.250% due 03/23/18 §	121,749	121,292
Term B1
4.500% due 04/02/22 §	149,250	148,877
Neptune Finco Corp due 09/21/22 µ	3,375,000	3,356,316
NN Inc Term B 7.250% due 08/27/21 §	334,198	335,033
Onex Wizard US Acquisition Inc 4.250% due 03/13/22 §	1,890,500	1,892,470
Paladin Brands Holding Inc Term B 7.253% due 08/16/19 §	1,241,635	1,216,803
Pelican Products Inc 5.250% due 04/10/20 §	461,995	462,573
Ply Gem Industries Inc 4.000% due 02/01/21 §	3,940,000	3,909,957
Rexnord LLC Term B (1st Lien) 4.000% due 08/21/20 §	5,628,944	5,592,755
Schaeffler AG Term B (Germany) 4.250% due 05/15/20 §	751,923	753,686
Sensus USA Inc (1st Lien) 4.500% due 05/09/17 §	1,138,253	1,135,408
SGS Cayman LP Term B (Cayman) 6.000% due 04/23/21 §	168,242	168,557
Silver II US Holdings LLC 4.000% due 12/13/19 §	3,082,474	2,828,170
Southwire Co 3.000% due 02/10/21 §	320,125	314,523
Stena International SARL Term B (Sweden) 4.000% due 03/03/21 §	1,255,875	1,091,041
Sutherland Global Services Inc Term B 6.000% due 04/23/21 §	722,758	724,113
Tank Holding Corp 5.250% due 03/16/22 §	856,521	853,309
Tecomet Inc (1st Lien) 5.750% due 12/05/21 §	942,875	895,731
The Hertz Corp Term B 3.750% due 03/11/18 §	2,017,938	2,014,406
Term B2
3.000% due 03/11/18 §	589,388	582,205
Transdigm Inc Term C 3.750% due 02/28/20 §	2,957,102	2,933,262
Term D
3.750% due 06/04/21 §	1,604,688	1,591,149
Univar Inc 4.250% due 07/01/22 §	2,850,000	2,810,368
VAT Lux III SARL (Switzerland) 4.250% due 02/11/21 §	1,604,480	1,602,475
West Corp Term B10 3.250% due 06/30/18 §	3,126,257	3,096,217
WireCo WorldGroup Inc 6.000% due 02/15/17 §	687,864	689,154
WTG Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	319,313	317,716

		95,992,379

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Information Technology - 9.7%

Activision Blizzard Inc Term B 3.250% due 10/12/20 §	$2,074,313	$2,077,049
Avago Technologies Cayman Ltd (Cayman) due 05/06/21 µ	3,500,000	3,501,862
Term B
3.750% due 05/06/21 §	4,271,121	4,273,393
CCC Information Services Inc 4.000% due 12/20/19 §	486,616	485,545
CommScope Inc Term B4 3.250% due 01/14/18 §	654,821	654,408
Term B5
3.750% due 12/29/22 §	825,000	824,871
CompuCom Systems Inc Term B 4.250% due 05/11/20 §	468,526	384,972
Dealertrack Technologies Inc Term B 5.000% due 02/28/21 §	381,609	380,893
Dell Inc Term C 3.750% due 10/29/18 §	616,885	616,334
Dell International LLC Term B2 4.000% due 04/29/20 §	5,187,000	5,178,561
EIG Investors Corp 5.000% due 11/09/19 §	5,091,721	5,102,327
Emdeon Business Services LLC Term B2 3.750% due 11/02/18 §	1,694,178	1,691,354
Entegris Inc Term B 3.500% due 04/30/21 §	268,565	267,810
Excelitas Technologies Corp (1st Lien) 6.000% due 10/31/20 §	654,484	635,668
Freescale Semiconductor Inc Term B4 4.250% due 02/28/20 §	1,790,557	1,790,412
GXS Group Inc Term B 3.250% due 01/16/21 §	761,438	763,024
Hyland Software Inc 4.750% due 07/01/22 §	686,898	686,039
IAP Worldwide Services Inc (1st Lien) due 07/18/18 µ +	679,483	634,977
(2nd Lien)
8.000% due 07/18/19 § +	928,443	742,754
Infor US Inc Term B3 3.750% due 06/03/20 §	358,090	347,459
Term B5
3.750% due 06/03/20 §	4,584,516	4,455,576
Informatica Corp 4.500% due 08/05/22 §	1,975,000	1,962,451
Kronos Inc 4.500% due 10/30/19 §	2,584,038	2,582,423
Lattice Semiconductor Corp 5.250% due 03/10/21 §	447,750	425,363
M/A-COM Technology Solutions Holdings Inc 4.500% due 05/07/21 §	419,688	422,059
MA FinanceCo LLC Term B 5.250% due 11/19/21 §	2,192,007	2,194,975
Term C
4.500% due 11/20/19 §	926,250	926,250
Magic Newco LLC (1st Lien) 5.000% due 12/12/18 §	1,722,772	1,726,271
Microsemi Corp Term B1 3.250% due 02/19/20 §	1,481,909	1,477,833
Mitel US Holdings Inc 5.500% due 04/29/22 §	598,500	596,069
NXP BV Term D (Netherlands) 3.250% due 01/11/20 §	1,519,000	1,518,051
Opal Acquisition Inc (1st Lien) 5.000% due 11/27/20 §	3,131,054	3,077,044
Orbotech Inc Term B 5.000% due 08/06/20 §	337,897	337,255

	Principal Amount	Value
Rocket Software Inc 5.750% due 02/08/18 §	$548,200	$548,428
RP Crown Parent LLC 6.000% due 12/21/18 §	3,841,707	3,483,948
Sirius Computer Solutions Inc Term B 6.250% due 12/07/18 §	1,541,505	1,543,432
SkillSoft Corp (1st Lien) 5.750% due 04/28/21 §	2,826,475	2,557,960
Smart Technologies ULC (Canada) 10.500% due 01/31/18 §	425,000	425,000
SS&C Technologies Inc Term B1 4.000% due 07/08/22 §	1,785,874	1,792,246
Term B2
4.000% due 07/08/22 §	282,511	283,519
SunEdison Semiconductor BV (1st Lien) 6.500% due 05/27/19 §	740,625	745,254
SunGard Data Systems Inc Term C 3.954% due 02/28/17 §	1,473,580	1,475,231
Term E
4.000% due 03/08/20 §	3,674,177	3,677,851
Sybil Software LLC Term B (Netherlands) 4.250% due 03/20/20 §	573,338	573,577
Vantiv LLC Term B 3.750% due 06/13/21 §	654,598	656,873
Vertafore Inc (1st Lien) 4.250% due 10/03/19 §	1,095,145	1,095,488
Wall Street Systems Delaware Inc Term B 4.500% due 04/30/21 §	1,088,043	1,086,675
Zebra Technologies Corp Term B 4.750% due 10/27/21 §	1,693,636	1,706,857

		74,393,671

Materials - 7.7%

Allnex & CY SCA Term B1 (Luxembourg) 4.500% due 10/03/19 §	1,277,905	1,279,503
Allnex USA Inc Term B2 4.500% due 10/03/19 §	663,044	663,872
Aruba Investments Inc Term B 4.500% due 02/02/22 §	242,303	242,606
Axalta Coating Systems US Holdings Inc 3.750% due 02/01/20 §	2,143,580	2,132,564
AZ Chem US Inc due 06/12/21 µ	1,150,000	1,150,539
(1st Lien)
4.542% due 06/12/21 §	564,212	564,477
Berry Plastics Holding Corp Term D 3.500% due 02/08/20 §	3,444,243	3,421,280
Term E
3.750% due 01/06/21 §	498,361	496,008
Term F
due 10/01/22 µ	975,000	974,739
ECO Services Operations LLC Term B 4.750% due 12/04/21 §	347,375	345,638
Emerald Performance Materials LLC (1st Lien) 4.500% due 08/01/21 §	420,750	420,224
Fairmount Minerals Ltd Term B1 3.875% due 03/15/17 §	318,114	289,483
Term B2
4.500% due 09/05/19 §	1,568,000	1,268,120
FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	5,635,810	4,635,454
Gemini HDPE LLC Term B 4.750% due 08/07/21 §	371,254	370,016
Headwaters Inc Term B 4.500% due 03/24/22 §	149,625	150,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Hilex Poly Co LLC Term B 6.000% due 12/05/21 §	$1,243,750	$1,246,082
Huntsman International LLC 3.750% due 10/01/21 §	1,588,000	1,552,270
Ineos US Finance LLC 3.750% due 05/04/18 §	4,945,534	4,819,423
4.250% due 03/31/22 §	547,249	533,397
Kronos Worldwide Inc 4.000% due 02/18/20 §	2,216,250	2,011,247
MacDermid Inc (1st Lien) 4.500% due 06/07/20 §	2,066,014	2,005,325
Term B2
4.750% due 06/07/20 §	2,913,448	2,855,179
Minerals Technologies Inc Term B 3.750% due 05/09/21 §	1,054,359	1,049,404
Multi Packaging Solutions Inc Term B 4.250% due 09/30/20 §	270,875	268,505
Murray Energy Corp Term B1 7.000% due 04/16/17 §	249,375	228,490
Term B2
7.500% due 04/16/20 §	1,496,250	1,168,321
Neenah Foundry Co 6.750% due 04/26/17 §	407,229	404,175
Noranda Aluminum Acquisition Corp Term B 5.750% due 02/28/19 §	1,254,500	862,469
Novelis Inc Term B 4.000% due 06/02/22 §	2,319,188	2,293,338
Omnova Solutions Inc Term B1 4.250% due 05/31/18 §	642,938	641,330
Orion Engineered Carbons GmbH (Germany) 5.000% due 07/25/21 §	470,250	472,013
Owens-Illinois Inc Term B 3.500% due 08/06/22 §	1,072,313	1,077,111
OXEA Finance LLC Term B2 4.250% due 01/15/20 §	1,537,837	1,493,624
PQ Corp 4.000% due 08/07/17 §	1,312,875	1,310,824
Quikrete Holdings Inc (1st Lien) 4.000% due 09/28/20 §	732,643	731,544
Signode Industrial Group US Inc Term B 3.750% due 05/01/21 §	839,074	830,814
Solenis International LP (1st Lien) 4.250% due 07/31/21 §	247,500	244,406
Sonneborn LLC 4.750% due 12/10/20 §	316,359	316,755
Sonneborn Refined Products BV (Netherlands) 4.750% due 12/10/20 §	55,828	55,898
Summit Materials Cos I LLC Term B 4.250% due 07/17/22 §	548,625	547,939
Tata Chemicals North American Inc Term B 3.750% due 08/07/20 §	820,411	820,753
The Chemours Co Term B 3.750% due 05/12/22 §	2,917,688	2,548,113
TricorBraun Inc Term B 4.000% due 05/03/18 §	734,650	731,589
Trinseo Materials Operating SCA Term B 4.250% due 11/05/21 §	1,745,625	1,738,260
Tronox Pigments BV (Netherlands) 4.250% due 03/19/20 §	5,702,268	4,993,442
Unifrax Corp 4.250% due 11/28/18 §	351,201	349,153
Zep Inc 5.750% due 06/27/22 §	299,250	298,876

		58,904,965

	Principal Amount	Value
Telecommunication Services - 3.5%

Atlantic Broadband Finance LLC Term B 3.250% due 11/30/19 §	$857,455	$855,204
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 3.750% due 06/30/19 §	9,025,000	8,819,681
SBA Senior Finance II LLC Term B1 3.250% due 03/24/21 §	1,456,563	1,443,363
Syniverse Holdings Inc 4.000% due 04/23/19 §	2,159,609	1,986,840
Term B
4.000% due 04/23/19 §	1,405,806	1,293,342
Telesat Canada Term B2 (Canada) 3.500% due 03/28/19 §	3,332,611	3,316,641
TNS Inc (1st Lien) 5.000% due 02/14/20 §	1,004,336	1,007,894
UPC Financing Partnership Term AH 3.250% due 06/30/21 §	4,356,978	4,296,682
Ziggo Financing Partnership Term B1 3.500% due 01/15/22 §	1,460,660	1,439,359
Term B2A
3.500% due 01/15/22 §	941,277	927,550
Term B3
3.500% due 01/15/22 §	1,548,064	1,525,488

		26,912,044

Utilities - 1.8%

Calpine Construction Finance Co LP Term B2 3.250% due 01/31/22 §	466,670	455,879
Calpine Corp Term B3 4.000% due 10/09/19 §	945,750	945,422
Term B5
3.500% due 05/27/22 §	2,793,000	2,756,342
Dynegy Holdings Inc Term B2 4.000% due 04/23/20 §	1,022,615	1,022,524
EFS Cogen Holdings I LLC Term B 3.750% due 12/17/20 §	352,001	352,661
Energy Future Intermediate Holding Co LLC 4.250% due 06/19/16 §	1,500,000	1,497,499
La Frontera Generation LLC 4.500% due 09/30/20 §	2,990,981	2,647,018
Lonestar Generation LLC Term B 5.250% due 02/20/21 §	1,723,876	1,430,817
Longview Power LLC Term B 7.000% due 04/13/21 §	1,221,938	1,215,828
TPF II Power LLC Term B 5.500% due 10/02/21 §	1,134,055	1,135,355

		13,459,345

Total Senior Loan Notes (Cost $721,079,238)		690,537,086

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $35,610,254; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $36,323,438)	$35,610,254	$35,610,254

Total Short-Term Investment (Cost $35,610,254)		35,610,254

TOTAL INVESTMENTS - 99.8% (Cost $796,858,820)		764,441,295

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,457,041

NET ASSETS - 100.0%		$765,898,336

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $2,827,154 or 0.4% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $2,968,905 or 0.4% of the portfolio’s net assets were in default as of September 30, 2015.

(c)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $42,872 or less than 0.1% of the net assets as of September 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Kenan Advantage Group Inc	$42,872	$43,049	$177

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$60,933	$-	$-	$60,933
	Common Stocks
	Consumer Discretionary	4	-	-	4
	Information Technology	107,908	-	-	107,908
	Utilities	1,012	1,012	-	-

		108,924	1,012	-	107,912

	Corporate Bonds & Notes	38,124,098	-	38,081,307	42,791
	Senior Loan Notes	690,537,086	-	676,370,486	14,166,600
	Short-Term Investment	35,610,254	-	35,610,254	-
	Unfunded Loan Commitment	177	-	177	-

	Total	$764,441,472	$1,012	$750,062,224	$14,378,236

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2015:

	Convertible Preferred Stocks	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes	Total
Value, Beginning of Period	$-	$114,961	$66,856	$9,962,319	$10,144,136
Purchases	319,500	173,867	-	1,387,938	1,881,305
Sales (Includes Paydowns)	-	-	(17,549)	(597,750)	(615,299)
Accrued Discounts (Premiums)	-	-	1,831	54,310	56,141
Net Realized Gains (Loss)	-	-	3,219	(38,613)	(35,394)
Change in Net Unrealized Appreciation (Depreciation)	(258,567)	(180,916)	(11,566)	(1,319,921)	(1,770,970)
Transfers In	-	-	-	11,006,890	11,006,890
Transfers Out	-	-	-	(6,288,573)	(6,288,573)

Value, End of Period	$60,933	$107,912	$42,791	$14,166,600	$14,378,236

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($258,567)	($180,916)	($11,566)	($870,397)	($1,321,446)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Additional information about Level 3 fair value measurements as of September 30, 2015 were as follows:

				Range
	Value at 09/30/15	Valuation Technique(s)	Unobservable Input(s)	Low		High	Weighted Average
Convertible Preferred Stocks	$60,933	Weighted Probability Average	Discount for Lack of Marketability	30.0%		50.0%	30.0%
			Probability of Default	35.0%		55.0%	45.0%
			Projected Revenue Growth	(22.8%	)	6.5%	(3.2%	)
			Projected EBITDA Growth	1.3%		7.6%	5.6%
			EBITDA Multiple	2.8		9.6	5.0
Common Stocks	107,912	Weighted Probability Average	Discount for Lack of Marketability	30.0%		50.0%	40.0%
			Probability of Default	35.0%		55.0%	45.0%
			Projected Revenue Growth	(22.8%	)	6.5%	(3.2%	)
			Projected EBITDA Growth	1.3%		7.6%	5.6%
			EBITDA Multiple	2.8		9.6	5.0
		Discounted Cash Flow	Discount for Lack of Marketability	30.0%		50.0%	40.0%
			Projected Revenue Growth	2.0%		3.0%	2.6%
			Projected EBITDA Growth	3.5%		4.0%	3.8%
			Discount Rate	8.8%		10.4%	9.6%
			EBITDA Multiple	4.5		11.7	4.5
Corporate Bonds & Notes	42,791	Matrix Pricing Model	Discount for Lack of Marketability	0.0%		20.0%	10.0%
			Estimated Liquidation Value	0.0%		20.0%	10.0%
			Implied Yield	0.0%		39.9%	20.0%
Senior Loan Notes	2,615,518	Weighted Probability Average	Discount for Lack of Marketability	0.0%		50.0%	30.0%
			Estimated Liquidation Value	0.0%		46.5%	7.7%
			Probability of Default	35.0%		85.0%	55.6%
			EBITDA Multiple	6.1		17.1	11.5
			Projected Debt Restructuring Recovery	30.0%		50.0%	40.0%
		Demand Yield Model	Discount for Lack of Marketability	10.0%		30.0%	20.0%
			Adjusted Yield Spread	0.0%		15.0%	7.0%
		Discounted Cash Flow	Discount for Lack of Marketability	10.0%		30.0%	20.0%
			Projected Revenue Growth	2.0%		3.0%	3.0%
			Projected EBITDA Growth	4.0%		4.0%	4.0%
			Discount Rate	8.8%		10.4%	9.6%
			EBITDA Multiple	4.5		11.7	4.5

Significant increases or decreases in any of the unobservable inputs could result in a significantly higher or lower fair value measurement.

All other significant unobservable inputs were provided by a vendor-priced single broker quote.

During the nine-month period ended September 30, 2015, investments (senior loans) with a total aggregate value of $1,151,659 were transferred from Level 2 to Level 3 due to the investments being valued by the Trustee Valuation Committee versus being priced using a single broker quoted vendor price. During the same period, investments (senior loans) with a total aggregate value of $9,855,231 were transferred from Level 2 to Level 3 due to the investments being priced below 90 using a single broker quoted vendor price versus being priced using a multiple broker quoted vendor price. Also during the same period, investments (senior loans) with a total aggregate value of $6,288,573 were transferred from Level 3 to Level 2 due to the investments being priced using a multiple broker quoted vendor price versus being priced below 90 using a single broker quoted vendor price.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.5%

Consumer Discretionary - 0.8%

Cedar Fair LP	63,330	$3,331,791
Lennar Corp ‘A’	14,440	694,997
MGM Resorts International *	47,970	885,047
Six Flags Entertainment Corp	44,476	2,036,111
Standard Pacific Corp *	142,560	1,140,480

		8,088,426

Energy - 0.4%

Chesapeake Energy Corp	42,450	311,159
Continental Resources Inc *	22,500	651,825
EOG Resources Inc	11,390	829,192
Pioneer Natural Resources Co	6,830	830,801
Sunoco LP	50,630	1,713,825

		4,336,802

Financials - 0.3%

Bank of America Corp	175,700	2,737,406

Health Care - 0.0%

BioScrip Inc *	120,350	225,055

Industrials - 0.6%

Air Lease Corp	87,930	2,718,796
The Boeing Co	17,100	2,239,245
United Rentals Inc *	23,700	1,423,185

		6,381,226

Information Technology - 0.3%

CommScope Holding Co Inc *	100,720	3,024,622

Materials - 0.1%

Freeport-McMoRan Inc	45,150	437,503
Louisiana-Pacific Corp *	77,950	1,110,008

		1,547,511

Utilities - 0.0%

NRG Energy Inc	20,410	303,088

Total Common Stocks (Cost $28,564,259)		26,644,136

CLOSED-END MUTUAL FUNDS - 1.1%

Eaton Vance Senior Income Trust	509,459	2,990,524
First Trust Senior Floating Rate Income Fund II	117,483	1,477,936
Invesco Senior Income Trust	1,043,103	4,360,171
Voya Prime Rate Trust	714,112	3,613,407

Total Closed-End Mutual Funds (Cost $14,083,440)		12,442,038

	Principal Amount

CORPORATE BONDS & NOTES - 87.9%

Consumer Discretionary - 17.3%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$3,300,000	2,557,500
99 Cents Only Stores LLC 11.000% due 12/15/19	6,371,000	3,822,600

	Principal Amount	Value
Beazer Homes USA Inc 5.750% due 06/15/19	$5,475,000	$5,160,187
7.250% due 02/01/23	3,050,000	2,813,625
7.500% due 09/15/21	2,250,000	2,165,625
Boyd Gaming Corp 6.875% due 05/15/23	5,000,000	5,100,000
Caesars Entertainment Operating Co Inc 9.000% due 02/15/20 * Y	1,475,000	1,216,875
11.250% due 06/01/17 * Y	5,500,000	4,427,500
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	6,350,000	6,064,250
11.000% due 10/01/21	4,850,000	4,425,625
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	4,900,000	3,858,750
Carrols Restaurant Group Inc 8.000% due 05/01/22	5,075,000	5,366,812
CCO Holdings LLC 5.750% due 09/01/23	3,050,000	2,908,937
7.000% due 01/15/19	1,500,000	1,531,875
CEC Entertainment Inc 8.000% due 02/15/22	8,850,000	8,761,500
Cedar Fair LP 5.250% due 03/15/21	4,400,000	4,477,000
5.375% due 06/01/24	1,625,000	1,637,188
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	2,600,000	2,297,750
6.375% due 09/15/20 ~	2,813,000	2,665,318
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	2,468,000	2,486,510
7.625% due 03/15/20	2,625,000	2,641,406
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,650,500
Dollar Tree Inc 5.750% due 03/01/23 ~	1,775,000	1,850,438
Greektown Holdings LLC 8.875% due 03/15/19 ~	5,125,000	5,278,750
iHeartCommunications Inc 10.000% due 01/15/18	1,950,000	1,040,813
11.250% due 03/01/21	3,000,000	2,591,250
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	3,000,000	2,947,950
5.625% due 02/01/23 ~	1,150,000	1,134,188
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	7,325,000	6,812,250
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	2,700,000	2,774,250
Landry’s Inc 9.375% due 05/01/20 ~	3,850,000	4,124,312
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	6,790,000	6,688,150
MGM Resorts International 6.000% due 03/15/23	3,475,000	3,379,437
6.750% due 10/01/20	3,900,000	4,046,250
8.625% due 02/01/19	2,000,000	2,205,000
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	1,925,000	1,992,375
8.750% PIK due 10/15/21 ~	9,575,000	9,910,125
Neptune Finco Corp (Netherlands) 6.625% due 10/15/25 ~	1,600,000	1,612,000
10.125% due 01/15/23 ~ #	2,200,000	2,224,750
10.875% due 10/15/25 ~ #	1,400,000	1,417,500
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	4,850,000	4,753,970
NPC International Inc 10.500% due 01/15/20	6,550,000	6,844,750
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,062,500
Penn National Gaming Inc 5.875% due 11/01/21	5,550,000	5,626,312

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Sinclair Television Group Inc 5.375% due 04/01/21	$1,950,000	$1,913,438
6.375% due 11/01/21	5,200,000	5,252,000
Standard Pacific Corp 6.250% due 12/15/21	4,000,000	4,290,000
8.375% due 01/15/21	3,000,000	3,540,000
The Ryland Group Inc 5.375% due 10/01/22	6,770,000	6,871,550
Virgin Media Finance PLC (United Kingdom) 6.375% due 04/15/23 ~	3,100,000	3,096,125

		188,317,766

Consumer Staples - 3.9%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	3,502,000	3,765,701
Beverages & More Inc 10.000% due 11/15/18 ~	5,175,000	4,987,406
JBS Investments GmbH (Brazil) 7.250% due 04/03/24 ~	2,500,000	2,412,500
7.750% due 10/28/20 ~	7,300,000	7,519,000
JBS USA LLC (Brazil) 7.250% due 06/01/21 ~	1,050,000	1,094,625
Post Holdings Inc 7.750% due 03/15/24 ~	5,000,000	5,137,500
Rite Aid Corp 6.125% due 04/01/23 ~	1,700,000	1,693,625
6.750% due 06/15/21	5,200,000	5,343,000
Smithfield Foods Inc 5.875% due 08/01/21 ~	3,750,000	3,853,125
6.625% due 08/15/22	1,200,000	1,269,000
The WhiteWave Foods Co 5.375% due 10/01/22	5,275,000	5,486,000

		42,561,482

Energy - 12.1%

Calumet Specialty Products Partners LP 6.500% due 04/15/21	5,600,000	5,068,000
Chaparral Energy Inc 7.625% due 11/15/22	5,000,000	1,500,000
Chesapeake Energy Corp 4.875% due 04/15/22	4,000,000	2,630,000
Concho Resources Inc 5.500% due 04/01/23	3,300,000	3,151,500
Crestwood Midstream Partners LP 6.125% due 03/01/22	4,625,000	4,026,987
6.250% due 04/01/23 ~	500,000	427,500
Energy Transfer Equity LP 5.500% due 06/01/27	2,675,000	2,233,625
5.875% due 01/15/24	2,675,000	2,420,875
EP Energy LLC 6.375% due 06/15/23	3,500,000	2,607,500
7.750% due 09/01/22	2,025,000	1,630,125
Halcon Resources Corp 8.625% due 02/01/20 ~	475,000	396,625
8.875% due 05/15/21	3,000,000	915,000
9.250% due 02/15/22	1,000,000	315,000
Hiland Partners LP 5.500% due 05/15/22 ~	925,000	905,922
7.250% due 10/01/20 ~	8,750,000	9,242,187
Hilcorp Energy I LP 5.750% due 10/01/25 ~	3,000,000	2,655,000
Linn Energy LLC 6.500% due 05/15/19	2,525,000	707,000
6.500% due 09/15/21	3,600,000	765,000
MarkWest Energy Partners LP 4.875% due 06/01/25	3,750,000	3,458,625
5.500% due 02/15/23	1,250,000	1,217,188
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	1,650,000	1,299,375
6.500% due 03/15/21 ~	4,620,000	3,811,500
Memorial Resource Development Corp 5.875% due 07/01/22	7,325,000	6,702,375

	Principal Amount	Value
Newfield Exploration Co 5.375% due 01/01/26	$4,800,000	$4,416,000
Peabody Energy Corp 10.000% due 03/15/22 ~	2,500,000	953,125
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,210,000
6.875% due 03/01/21	2,400,000	2,220,000
Rice Energy Inc 7.250% due 05/01/23 ~	2,875,000	2,709,687
Rose Rock Mindstream LP 5.625% due 11/15/23 ~	4,650,000	4,068,750
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	9,150,000	8,532,375
5.625% due 03/01/25 ~	3,525,000	3,115,219
Sabine Pass LNG LP 6.500% due 11/01/20	1,500,000	1,458,750
Sanchez Energy Corp 6.125% due 01/15/23	2,800,000	1,890,000
7.750% due 06/15/21	5,925,000	4,414,125
SandRidge Energy Inc 7.500% due 03/15/21	3,800,000	855,000
8.750% due 06/01/20 ~	4,475,000	2,721,359
Seadrill Ltd (United Kingdom) 6.125% due 09/15/17 ~	5,050,000	3,939,000
Summit Midstream Holdings LLC 5.500% due 08/15/22	6,600,000	5,709,000
Sunoco LP 5.500% due 08/01/20 ~	3,500,000	3,465,000
Targa Resources Partners LP 6.625% due 10/01/20 ~	2,850,000	2,793,000
6.750% due 03/15/24 ~	1,950,000	1,864,688
Tervita Corp (Canada) 8.000% due 11/15/18 ~	5,100,000	3,837,750
Transocean Inc 4.300% due 10/15/22	1,775,000	1,104,938
6.875% due 12/15/21	1,600,000	1,192,000
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	3,300,000	1,402,500
Whiting Petroleum Corp 6.250% due 04/01/23	5,075,000	4,415,250
WPX Energy Inc 6.000% due 01/15/22	5,000,000	4,325,000

		131,699,425

Financials - 6.1%

AerCap Ireland Capital Ltd (Netherlands) 4.250% due 07/01/20	1,500,000	1,501,875
5.000% due 10/01/21	2,350,000	2,402,875
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	3,000,000	2,910,000
E*TRADE Financial Corp 5.375% due 11/15/22	5,250,000	5,578,125
Equinix Inc REIT 4.875% due 04/01/20	5,100,000	5,214,750
5.375% due 04/01/23	1,475,000	1,450,073
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	4,850,000	4,789,375
First Data Corp 5.375% due 08/15/23 ~	5,400,000	5,359,500
Jefferies Finance LLC 6.875% due 04/15/22 ~	2,800,000	2,562,000
7.375% due 04/01/20 ~	6,050,000	5,861,240
7.500% due 04/15/21 ~	5,500,000	5,163,125
Ocwen Financial Corp 7.125% due 05/15/19 ~	4,925,000	4,432,500
Outfront Media Capital LLC 5.250% due 02/15/22	2,375,000	2,377,969
5.875% due 03/15/25	2,950,000	3,012,687
RHP Hotel Properties LP REIT 5.000% due 04/15/21	6,550,000	6,582,750
The Howard Hughes Corp 6.875% due 10/01/21 ~	7,200,000	7,350,480

		66,549,324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 9.6%

Alere Inc 6.375% due 07/01/23 ~	$5,000,000	$5,087,500
Capsugel SA 7.000% PIK due 05/15/19 ~	6,775,000	6,770,766
CHS/Community Health Systems Inc 6.875% due 02/01/22	4,050,000	4,146,025
DaVita HealthCare Partners Inc 5.750% due 08/15/22	4,825,000	5,036,094
DPx Holdings BV 7.500% due 02/01/22 ~	5,280,000	5,352,600
Endo Finance LLC 5.750% due 01/15/22 ~	5,175,000	5,110,312
Endo Ltd 6.000% due 07/15/23 ~	550,000	545,875
6.000% due 02/01/25 ~	1,500,000	1,471,875
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,850,000	1,854,625
5.875% due 01/31/22 ~	4,900,000	5,279,750
HCA Holdings Inc 6.250% due 02/15/21	5,600,000	5,978,000
HCA Inc 5.375% due 02/01/25	7,000,000	6,965,000
HealthSouth Corp 5.750% due 09/15/25 ~	2,250,000	2,188,125
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	750,000	755,625
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,325,000	2,266,875
JLL/Delta Dutch Pledgeco BV (Netherlands) 8.750% PIK due 05/01/20 ~	2,225,000	2,244,469
LifePoint Health Inc 5.500% due 12/01/21	5,850,000	5,915,812
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	4,700,000	4,923,250
Quintiles Transnational Corp 4.875% due 05/15/23 ~	5,500,000	5,458,750
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	875,000	870,625
Tenet Healthcare Corp 5.000% due 03/01/19	675,000	655,594
6.000% due 10/01/20	1,025,000	1,083,938
6.750% due 02/01/20	4,250,000	4,366,875
6.750% due 06/15/23 ~	1,200,000	1,194,000
8.000% due 08/01/20	2,050,000	2,121,750
8.125% due 04/01/22	4,800,000	5,113,920
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	8,950,000	8,922,031
Valeant Pharmaceuticals International Inc 5.500% due 03/01/23 ~	1,650,000	1,567,500
5.875% due 05/15/23 ~	950,000	913,188
6.125% due 04/15/25 ~	200,000	192,080

		104,352,829

Industrials - 14.4%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	3,726,680	3,689,413
ADS Waste Holdings Inc 8.250% due 10/01/20	5,425,000	5,438,562
Ahern Rentals Inc 7.375% due 05/15/23 ~	4,850,000	4,243,750
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	2,344,619	2,412,027
Allegion PLC 5.875% due 09/15/23	500,000	513,750
Allegion US Holding Co Inc 5.750% due 10/01/21	4,900,000	5,047,000

	Principal Amount	Value
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	$1,592,830	$1,642,606
Apex Tool Group LLC 7.000% due 02/01/21 ~	5,325,000	4,393,125
Building Materials Corp of America 6.000% due 10/15/25 ~ #	1,350,000	1,370,250
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,200,000
HD Supply Inc 5.250% due 12/15/21 ~	2,925,000	2,950,594
7.500% due 07/15/20	1,000,000	1,045,000
11.500% due 07/15/20	850,000	964,750
Huntington Ingalls Industries Inc 5.000% due 12/15/21 ~	4,900,000	5,016,375
IHS Inc 5.000% due 11/01/22	5,350,000	5,156,063
International Lease Finance Corp 4.625% due 04/15/21	3,200,000	3,224,000
5.875% due 04/01/19	3,000,000	3,162,000
5.875% due 08/15/22	1,000,000	1,067,500
6.250% due 05/15/19	1,550,000	1,654,625
Masco Corp 4.450% due 04/01/25	1,000,000	1,015,000
7.750% due 08/01/29	4,925,000	5,528,312
Modular Space Corp 10.250% due 01/31/19 ~	5,350,000	3,745,000
Multi-Color Corp 6.125% due 12/01/22 ~	6,225,000	6,396,187
Nortek Inc 8.500% due 04/15/21	4,850,000	5,116,750
Orbital ATK Inc 5.500% due 10/01/23 ~	1,125,000	1,129,219
Roofing Supply Group LLC 10.000% due 06/01/20 ~	5,867,000	6,307,025
Sensata Technologies BV (Netherlands) 5.625% due 11/01/24 ~	4,900,000	4,906,125
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	3,950,000	3,930,250
The ADT Corp 6.250% due 10/15/21	7,075,000	7,331,469
The Hertz Corp 5.875% due 10/15/20	350,000	350,000
7.500% due 10/15/18	4,500,000	4,569,795
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	5,399,625
TransDigm Inc 5.500% due 10/15/20	5,725,000	5,485,266
6.500% due 05/15/25 ~	2,000,000	1,887,500
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,900,000	1,892,875
4.750% due 10/11/23	1,475,000	1,476,844
5.375% due 02/15/23	3,502,108	3,594,038
United Rentals North America Inc 5.500% due 07/15/25	2,400,000	2,253,000
5.750% due 11/15/24	2,000,000	1,925,000
7.375% due 05/15/20	779,000	821,845
7.625% due 04/15/22	2,750,000	2,935,625
Univar USA Inc 6.750% due 07/15/23 ~	4,550,000	4,242,875
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	4,544,458	4,697,833
USG Corp 5.875% due 11/01/21 ~	2,675,000	2,788,688
7.875% due 03/30/20 ~	3,000,000	3,165,000
Virgin Australia Trust (Australia) 6.000% due 04/23/22 ~	694,455	711,816
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	5,000,000	4,743,750

		156,538,102

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Information Technology - 3.0%

Audatex North America Inc 6.125% due 11/01/23 ~	$6,100,000	$6,153,375
Blackboard Inc 7.750% due 11/15/19 ~	6,150,000	5,196,750
BMC Software Finance Inc 8.125% due 07/15/21 ~	3,950,000	3,206,906
BMC Software Inc 7.250% due 06/01/18	2,194,000	1,982,828
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	3,050,000	2,933,734
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	4,600,000	4,065,250
Infor US Inc 6.500% due 05/15/22 ~	2,625,000	2,415,000
NXP BV (Netherlands) 5.750% due 02/15/21 ~	5,900,000	6,158,125

		32,111,968

Materials - 11.1%

AK Steel Corp 7.625% due 05/15/20	2,750,000	1,505,625
8.375% due 04/01/22	5,875,000	2,994,617
ArcelorMittal (Luxembourg) 6.125% due 06/01/18	2,000,000	1,965,000
6.125% due 06/01/25	3,300,000	2,681,250
6.250% due 03/01/21	300,000	271,125
7.000% due 02/25/22	2,500,000	2,287,500
7.750% due 10/15/39	4,900,000	4,018,000
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	2,831,033	2,908,886
Ardagh Packaging Finance PLC (Ireland) 6.000% due 06/30/21 ~	500,000	480,000
6.250% due 01/31/19 ~	3,250,000	3,250,000
6.750% due 01/31/21 ~	3,250,000	3,274,375
7.000% due 11/15/20 ~	823,235	827,351
Berry Plastics Corp 5.125% due 07/15/23	7,000,000	6,632,500
Berry Plastics Escrow Inc 6.000% due 10/15/22 ~ #	3,350,000	3,375,125
Beverage Packaging Holdings II SA (New Zealand) 6.000% due 06/15/17 ~	8,575,000	8,424,937
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	3,600,000	3,762,000
BWAY Holding Co 9.125% due 08/15/21 ~	6,700,000	6,499,000
Constellium NV (Netherlands) 8.000% due 01/15/23 ~	2,750,000	2,447,500
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	8,050,000	7,667,625
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	6,175,000	4,978,594
Hexion Inc 6.625% due 04/15/20	1,200,000	1,026,000
8.875% due 02/01/18	3,500,000	2,790,550
9.000% due 11/15/20	3,000,000	1,815,000
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	4,750,000	4,494,688
Louisiana-Pacific Corp 7.500% due 06/01/20	4,825,000	5,030,062
Mustang Merger Corp 8.500% due 08/15/21 ~	5,438,000	5,669,115
Novelis Inc 8.750% due 12/15/20	5,000,000	4,838,500
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	5,000,000	5,050,000
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	3,400,000	3,587,000
Sealed Air Corp 4.875% due 12/01/22 ~	1,750,000	1,736,875

	Principal Amount	Value
5.125% due 12/01/24 ~	$875,000	$859,688
5.500% due 09/15/25 ~	2,600,000	2,645,500
Tronox Finance LLC 6.375% due 08/15/20	5,900,000	3,776,000
Wise Metals Group LLC 8.750% due 12/15/18 ~	4,675,000	4,511,375
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	3,075,000	2,971,219

		121,052,582

Telecommunication Services - 7.5%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	5,600,000	5,278,000
Cogent Communications Group Inc 5.375% due 03/01/22 ~	1,850,000	1,799,125
Digicel Group Ltd (Jamaica) 8.250% due 09/30/20 ~	1,250,000	1,162,500
Digicel Ltd (Jamaica) 7.000% due 02/15/20 ~	3,161,000	3,137,292
Frontier Communications Corp 8.875% due 09/15/20 ~	1,675,000	1,645,687
10.500% due 09/15/22 ~	5,750,000	5,606,250
11.000% due 09/15/25 ~	1,500,000	1,455,000
Hughes Satellite Systems Corp 7.625% due 06/15/21	7,000,000	7,525,000
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	3,100,000	2,855,875
Intelsat Luxembourg SA (Luxembourg) 6.750% due 06/01/18	2,000,000	1,700,000
7.750% due 06/01/21	6,300,000	4,118,625
8.125% due 06/01/23	3,000,000	1,965,000
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,459,375
Level 3 Financing Inc 6.125% due 01/15/21	925,000	953,222
7.000% due 06/01/20	6,250,000	6,484,375
Sprint Communications Inc 7.000% due 03/01/20 ~	5,235,000	5,261,175
9.000% due 11/15/18 ~	2,800,000	2,947,000
Sprint Corp 7.250% due 09/15/21	12,200,000	10,019,250
7.625% due 02/15/25	7,450,000	5,787,719
T-Mobile USA Inc 6.250% due 04/01/21	1,400,000	1,398,600
6.464% due 04/28/19	1,850,000	1,887,000
6.625% due 04/01/23	1,000,000	992,500
6.633% due 04/28/21	4,350,000	4,371,750
6.836% due 04/28/23	250,000	248,125

		81,058,445

Utilities - 2.9%

Calpine Corp 5.375% due 01/15/23	1,750,000	1,640,625
5.875% due 01/15/24 ~	1,600,000	1,656,000
6.000% due 01/15/22 ~	1,150,000	1,197,437
7.875% due 01/15/23 ~	2,270,000	2,440,250
Dynegy Inc 7.625% due 11/01/24	6,925,000	7,028,875
GenOn Energy Inc 7.875% due 06/15/17	2,000,000	1,885,000
9.875% due 10/15/20	3,975,000	3,716,625
NRG Energy Inc 6.250% due 07/15/22	3,075,000	2,813,625
6.625% due 03/15/23	1,000,000	925,000
7.875% due 05/15/21	3,000,000	3,056,250
Talen Energy Supply LLC 6.500% due 06/01/25 ~	6,000,000	5,167,500

		31,527,187

Total Corporate Bonds & Notes (Cost $1,029,387,114)		955,769,110

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS & NOTES - 0.3%

Telecommunication Services - 0.3%

Clearwire Communications LLC 8.250% due 12/01/40 ~	$3,500,000	$3,587,500

Total Convertible Corporate Bonds & Notes (Cost $3,462,475)		3,587,500

SENIOR LOAN NOTES - 3.1%

Consumer Discretionary - 1.6%

Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	5,000,000	4,862,500
CDS U.S. Intermediate Holdings Inc (1st Lien) 5.000% due 07/08/22 §	3,200,000	3,211,715
(2nd Lien) 9.250% due 07/10/23 §	600,000	593,000
iHeartCommunications Inc Term D 6.944% due 01/30/19 §	4,697,344	3,910,538
Yonkers Racing Corp (2nd Lien) 8.750% due 08/20/20 §	5,000,000	4,875,000

		17,452,753

Consumer Staples - 0.2%

Reddy Ice Corp (1st Lien) 6.752% due 05/01/19 §	2,939,698	2,464,446

Energy - 0.2%

American Energy-Marcellus LLC (2nd Lien) 8.500% due 08/04/21 §	5,000,000	658,335
Crestwood Holdings LLC Term B1 7.000% due 06/19/19 §	885,835	800,204

		1,458,539

Financials - 0.2%

ROC Finance LLC 5.000% due 06/20/19 §	2,450,000	2,336,688

	Principal Amount	Value
Industrials - 0.5%

LM U.S. Corp Acquisition Inc (2nd Lien) 8.250% due 01/25/21 §	$3,750,000	$3,738,281
WTG Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	2,000,000	1,975,000

		5,713,281

Materials - 0.4%

FMG Resources Property Ltd Term B (Australia) 3.750% due 06/30/19 §	4,713,924	3,877,203

Total Senior Loan Notes (Cost $40,097,012)		33,302,910

SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $48,831,900; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $49,809,375)	48,831,900	48,831,900

Total Short-Term Investment (Cost $48,831,900)		48,831,900

TOTAL INVESTMENTS - 99.4% (Cost $1,164,426,200)		1,080,577,594

OTHER ASSETS & LIABILITIES, NET - 0.6%		6,208,111

NET ASSETS - 100.0%		$1,086,785,705

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $5,644,375 or 0.5% of the portfolio’s net assets were in default as of September 30, 2015.

(b)	Swap agreements outstanding as of September 30, 2015 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	12/21/15	$5,000,000	($352,590)	$-	($352,590)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	JPM	03/21/16	5,000,000	(360,816)	-	(360,816)

Total Swap Agreements					($713,406)	$-	($713,406)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$26,644,136	$26,644,136	$-	$-
	Closed-End Mutual Funds	12,442,038	12,442,038	-	-
	Corporate Bonds & Notes	955,769,110	-	955,769,110	-
	Convertible Corporate Bonds & Notes	3,587,500	-	3,587,500	-
	Senior Loan Notes	33,302,910	-	33,302,910	-
	Short-Term Investment	48,831,900	-	48,831,900	-

	Total Assets	1,080,577,594	39,086,174	1,041,491,420	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Swaps	(713,406)	-	(713,406)	-

	Total Liabilities	(713,406)	-	(713,406)	-

	Total	$1,079,864,188	$39,086,174	$1,040,778,014	$-

During the nine-month period ended September 30, 2015, investments (senior loans) with a total aggregate value of $7,339,447 were transferred from Level 3 to Level 2 due to the investments being priced using a multiple broker quoted vendor price versus being priced below 90 using a single broker quoted vendor price. During the same period, investments with a total aggregate value of $3,535,481 were transferred from Level 3 to Level 2 due to the investments being priced using a vendor-evaluated price versus a single broker quoted vendor price.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 12.4%

Consumer Discretionary - 0.1%

DISH DBS Corp 7.125% due 02/01/16	$900,000	$907,875

Energy - 0.6%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	1,116,768
Chesapeake Energy Corp 3.539% due 04/15/19 §	$500,000	356,250
Petrobras Global Finance BV (Brazil) 1.953% due 05/20/16 §	100,000	94,500
2.429% due 01/15/19 §	1,300,000	900,250
3.000% due 01/15/19	100,000	72,500
3.214% due 03/17/20 §	400,000	275,000
4.375% due 05/20/23	200,000	131,000
4.875% due 03/17/20	100,000	73,500
5.375% due 01/27/21	600,000	439,320
5.750% due 01/20/20	800,000	602,000
6.625% due 01/16/34	GBP 100,000	94,863

		4,155,951

Financials - 10.4%

Ally Financial Inc 2.750% due 01/30/17	$800,000	795,912
Banca Monte dei Paschi di Siena SPA (Italy) 4.875% due 09/15/16 ~	EUR 500,000	582,053
Banco Bilbao Vizcaya Argentaria SA (Spain) 6.750% § ± ~	4,800,000	5,153,670
Banco Santander SA (Spain) 6.250% § ± ~	700,000	729,676
Bank of America NA 0.731% due 05/08/17 §	$14,500,000	14,458,559
Bankia SA (Spain) 0.181% due 01/25/16 §	EUR 500,000	557,749
3.500% due 12/14/15	2,900,000	3,261,583
3.500% due 01/17/19 ~	1,600,000	1,848,898
Barclays Bank PLC (United Kingdom) 2.010% due 12/21/20 ~	MXN 5,000,000	294,293
7.625% due 11/21/22	$300,000	336,750
Barclays PLC (United Kingdom) 6.500% § ±	EUR 800,000	877,744
8.000% § ±	1,000,000	1,183,678
BPCE SA (France) 0.894% due 11/18/16 §	$5,900,000	5,906,797
0.964% due 06/17/17 §	2,300,000	2,295,885
BPE Financiaciones SA (Spain) 2.500% due 02/01/17 ~	EUR 1,200,000	1,364,117
2.875% due 05/19/16 ~	2,500,000	2,829,381
Central China Real Estate Ltd (China) 8.000% due 01/28/20 ~	$200,000	188,748
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 0.624% due 04/28/17 §	13,300,000	13,298,151
Credit Agricole SA (France) 6.500% § ± ~	EUR 400,000	445,396
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22 ~	$700,000	701,710
Depfa ACS Bank (Ireland) 3.875% due 11/14/16	EUR 300,000	349,167
Eksportfinans ASA (Norway) 2.375% due 05/25/16	$1,800,000	1,804,770

	Principal Amount	Value
Evergrande Real Estate Group Ltd (China) 8.750% due 10/30/18 ~	$250,000	$241,250
12.000% due 02/17/20 ~	300,000	299,488
HBOS PLC (United Kingdom) 0.767% due 09/01/16 §	EUR 1,400,000	1,563,961
1.027% due 09/30/16 §	$2,800,000	2,797,197
JPMorgan Chase Bank NA 0.749% due 06/02/17 §	3,900,000	3,892,676
KWG Property Holding Ltd (China) 8.250% due 08/05/19 ~	500,000	505,000
Lehman Brothers Holdings Inc 7.000% due 09/27/27 * Y	1,700,000	184,195
Lloyds Bank PLC (United Kingdom) 1.750% due 05/14/18	1,600,000	1,597,893
3.500% due 05/14/25	300,000	297,812
Lloyds Banking Group PLC (United Kingdom) 7.625% § ± ~	GBP 400,000	612,664
7.875% § ± ~	300,000	468,284
Royal Bank of Scotland Group PLC (United Kingdom) 8.000% § ±	$100,000	101,000
Sunac China Holdings Ltd (China) 8.750% due 12/05/19 ~	300,000	296,247
The Bank of New York Mellon Corp 1.191% due 08/17/20 §	1,100,000	1,104,403
Westpac Banking Corp (Australia) 1.850% due 11/26/18 ~	2,000,000	2,016,588

		75,243,345

Industrials - 0.2%

International Lease Finance Corp 7.125% due 09/01/18 ~	1,000,000	1,103,610

Information Technology - 0.2%

Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	850,000	849,524
2.850% due 10/05/18 ~	850,000	848,912

		1,698,436

Telecommunication Services - 0.7%

AT&T Inc 1.257% due 06/30/20 §	200,000	198,575
2.450% due 06/30/20	300,000	296,211
3.000% due 06/30/22	600,000	586,317
3.400% due 05/15/25	800,000	765,468
4.500% due 05/15/35	200,000	183,988
4.750% due 05/15/46	300,000	276,110
BellSouth Corp 4.821% due 04/26/21 ~	2,500,000	2,551,195

		4,857,864

Utilities - 0.2%

SSE PLC (United Kingdom) 5.625% § ± ~	EUR 1,000,000	1,184,326

Total Corporate Bonds & Notes (Cost $94,736,636)		89,151,407

MORTGAGE-BACKED SECURITIES - 7.4%

Collateralized Mortgage Obligations - Commercial - 1.2%

Banc of America Re-REMIC Trust 5.664% due 06/24/50 " § ~	$1,389,406	1,429,992
5.675% due 02/17/51 " § ~	1,501,013	1,551,086

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates 5.467% due 09/16/39 " § ~	$2,287,414	$2,324,258
5.467% due 09/18/39 " § ~	2,645,307	2,689,125
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	741,204

		8,735,665

Collateralized Mortgage Obligations - Residential - 5.7%

Alternative Loan Trust 0.474% due 12/25/35 " §	93,649	82,375
5.500% due 06/25/35 * " Y	1,576,144	1,581,797
6.000% due 01/25/37 * " Y	1,097,532	943,197
Banc of America Funding Trust 2.914% due 01/20/47 * " § Y	1,553,137	1,321,375
Banc of America Mortgage Trust 2.314% due 11/25/34 " §	77,990	74,702
Bear Stearns Adjustable Rate Mortgage Trust 2.320% due 08/25/35 " §	682,740	691,193
2.913% due 01/25/35 " §	487,359	476,712
Chase Mortgage Finance Trust 2.643% due 02/25/37 " §	127,801	127,120
ChaseFlex Trust 6.000% due 02/25/37 * " Y	588,661	505,195
Citigroup Mortgage Loan Trust 0.264% due 01/25/37 " § ~	432,476	312,867
2.660% due 05/25/35 " §	126,342	125,308
2.905% due 09/25/37 * " § Y	105,363	95,594
Citigroup Mortgage Loan Trust Inc 2.210% due 09/25/35 " §	686,868	689,678
2.708% due 08/25/35 * " § Y	942,675	699,899
Countrywide Home Loan Mortgage Pass-Through Trust 0.514% due 03/25/35 " §	110,831	85,202
2.766% due 08/25/34 * " § Y	53,280	47,561
Deutsche Alt-B Securities Mortgage Loan Trust 0.294% due 10/25/36 * " § Y	60,344	38,760
Fannie Mae 0.254% due 07/25/37 " §	2,016,703	1,897,196
0.344% due 08/25/34 " §	348,503	346,342
0.544% due 07/25/37 " §	34,279	34,428
2.275% due 05/25/35 " §	1,576,924	1,664,711
Freddie Mac 0.437% due 02/15/19 " §	2,396,039	2,396,720
0.657% due 09/15/42 " §	4,461,528	4,511,651
Granite Mortgages PLC (United Kingdom) 0.966% due 09/20/44 " § ~	GBP 351,776	531,189
GreenPoint Mortgage Funding Trust 0.464% due 11/25/45 " §	$628,219	548,056
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	352,033	379,265
GSR Mortgage Loan Trust 2.813% due 01/25/35 " §	710,663	683,426
HarborView Mortgage Loan Trust 0.496% due 02/19/36 " §	225,163	168,364
Impac CMB Trust 1.194% due 07/25/33 " §	222,978	214,647
IndyMac INDX Mortgage Loan Trust 0.404% due 05/25/46 " §	1,060,182	907,794
0.434% due 07/25/35 " §	431,947	379,706
JP Morgan Mortgage Trust 2.144% due 07/27/37 " § ~	1,120,394	1,044,211
2.737% due 09/25/35 " §	159,842	152,690
2.741% due 08/25/35 * " § Y	598,893	570,818
2.756% due 07/25/35 " §	502,217	503,906
JP Morgan Resecuritization Trust 2.726% due 08/27/37 " § ~	272,571	275,329
Marche Mutui SARL (Italy) 0.342% due 02/25/55 " § ~	EUR 229,116	251,718
0.381% due 10/27/65 " § ~	130,407	145,187
2.231% due 01/27/64 " § ~	547,464	622,802

	Principal Amount	Value
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust 0.647% due 12/15/30 " §	$355,710	$341,703
0.907% due 11/15/31 " §	521,727	513,083
Merrill Lynch Mortgage Investors Trust 0.444% due 11/25/35 " §	591,038	556,729
2.281% due 12/25/35 " §	255,439	235,575
NCUA Guaranteed Notes Trust 0.653% due 10/07/20 " §	5,117,478	5,143,544
Reperforming Loan REMIC Trust 0.534% due 06/25/35 " § ~	615,419	548,043
Residential Accredit Loans Inc Trust 0.494% due 08/25/35 " §	451,250	350,460
Ryland Mortgage Securities Corp 6.730% due 10/01/27 "	7,954	7,303
Sequoia Mortgage Trust 0.916% due 10/19/26 " §	335,334	328,766
Structured Adjustable Rate Mortgage Loan Trust 1.597% due 01/25/35 " §	455,962	365,627
2.560% due 02/25/34 " §	120,850	121,088
2.569% due 08/25/35 " §	889,518	838,048
Structured Asset Mortgage Investments II Trust 0.324% due 03/25/37 " §	140,265	105,230
0.466% due 07/19/35 " §	949,469	827,233
0.876% due 10/19/34 " §	439,638	423,380
Structured Asset Securities Corp Trust 2.711% due 10/28/35 * " § Y ~	49,700	49,417
Structured Asset Securities Mortgage Pass-Through Certificates 2.233% due 01/25/32 " §	8,401	8,143
Swan Trust (Australia) 3.350% due 04/25/41 " §	AUD 441,601	312,233
WaMu Mortgage Pass-Through Certificates Trust 0.454% due 11/25/45 " §	$631,055	595,188
0.969% due 05/25/47 " §	1,502,444	1,275,621
1.199% due 02/25/46 " §	618,880	572,046
2.159% due 11/25/46 " §	359,547	325,518
2.764% due 08/25/35 " §	209,559	199,790
Wells Fargo Mortgage-Backed Securities Trust 2.619% due 12/25/34 " §	621,194	613,958
2.722% due 09/25/34 " §	242,361	249,071
5.705% due 04/25/36 " §	352,550	346,597

		41,382,085

Fannie Mae - 0.4%

1.300% due 02/01/36 " §	89,767	89,858
1.383% due 11/01/42 - 09/01/44 " §	242,911	249,182
1.398% due 10/01/44 " §	151,050	154,982
1.963% due 11/01/35 " §	77,783	82,037
2.004% due 12/01/34 " §	125,202	132,280
2.195% due 01/01/25 " §	39,693	41,124
2.235% due 03/01/35 " §	62,925	64,948
2.257% due 05/01/35 " §	47,258	50,127
2.269% due 03/01/35 " §	506,662	540,609
2.330% due 03/01/35 " §	41,520	42,534
2.344% due 12/01/22 " §	13,063	13,570
2.375% due 08/01/17 " §	59,182	59,209
2.452% due 10/01/35 " §	145,215	154,756
2.504% due 09/01/35 " §	118,641	125,553
2.625% due 04/01/35 " §	493,481	525,918
3.255% due 03/01/18 " §	38,406	38,375
3.500% due 07/01/26 " §	2,001	2,022
5.000% due 08/01/24 " §	8,137	8,383
5.321% due 01/01/36 " §	207,091	219,982
5.369% due 11/01/35 " §	239,070	253,624
5.514% due 03/01/36 " §	152,689	162,549

		3,011,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Freddie Mac - 0.1%

2.373% due 01/01/34 " §	$281,073	$300,457
2.474% due 08/01/35 " §	17,545	18,438
5.231% due 10/01/35 " §	28,063	28,975
5.516% due 03/01/36 " §	87,309	90,417

		438,287

Government National Mortgage Association - 0.0%

1.625% due 09/20/22 - 11/20/26 " §	82,631	85,906
1.750% due 05/20/23 " §	3,005	3,111
2.000% due 10/20/24 - 01/20/27 " §	66,863	69,304
2.500% due 02/20/25 " §	16,595	17,145

		175,466

Total Mortgage-Backed Securities (Cost $53,534,270)		53,743,125

ASSET-BACKED SECURITIES - 1.8%

Amortizing Residential Collateral Trust 0.774% due 07/25/32 " §	125,612	117,299
Aquilae II PLC CLO (Ireland) 0.289% due 01/17/23 " § ~	EUR 66,617	73,974
Asset-Backed Securities Corp Home Equity Loan Trust 0.274% due 05/25/37 " §	$31,943	21,700
Bear Stearns Asset-Backed Securities I Trust 0.304% due 11/25/36 " §	601,426	598,733
1.194% due 10/25/37 " §	1,710,928	1,611,213
Bear Stearns Asset-Backed Securities Trust 0.854% due 10/25/32 " §	41,206	39,452
Carlyle High Yield Partners X Ltd CLO 0.512% due 04/19/22 " § ~	794,817	769,939
Countrywide Asset-Backed Certificates 0.384% due 06/25/36 " §	316,893	311,412
0.444% due 04/25/36 " §	140,907	140,377
Credit-Based Asset Servicing & Securitization Trust 0.264% due 01/25/37 * " § Y	263,833	120,169
Equity One Mortgage Pass-Through Trust 0.494% due 04/25/34 " §	483,429	407,372
Freddie Mac Structured Pass-Through Securities 0.454% due 08/25/31 " §	161,320	158,058
HSI Asset Securitization Corp Trust 0.244% due 10/25/36 " §	17,573	9,737
JP Morgan Mortgage Acquisition Trust 0.254% due 03/25/47 " §	7,623	7,583
Morgan Stanley IXIS Real Estate Capital Trust 0.244% due 11/25/36 " §	1,955	915
Nautique Funding Ltd (Cayman) 0.539% due 04/15/20 " § ~	314,578	311,253
New Century Home Equity Loan Trust 0.374% due 05/25/36 " §	762,204	569,310
NYLIM Flatiron Ltd CLO 0.531% due 08/08/20 " § ~	289,074	287,776
Penta SA CLO (Luxembourg) 0.268% due 06/04/24 " § ~	EUR 2,709,196	2,991,286
Popular ABS Mortgage Pass-Through Trust 0.284% due 06/25/47 * " § Y	$340,140	337,914
Renaissance Home Equity Loan Trust 0.954% due 12/25/32 " §	217,275	204,023
Structured Asset Securities Corp Mortgage Loan Trust 1.699% due 04/25/35 " §	1,172,997	1,123,442
United States Small Business Administration 5.290% due 12/01/27 "	2,571,407	2,856,898
Wood Street II BV CLO (Netherlands) 0.280% due 03/29/21 " § ~	EUR 125,362	139,648

Total Asset-Backed Securities (Cost $14,020,795)		13,209,483

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 120.9%

U.S. Treasury Bonds - 3.3%

2.500% due 02/15/45 ‡	$7,700,000	$7,097,402
2.875% due 08/15/45	6,780,000	6,782,115
3.000% due 11/15/44 ‡	500,000	511,068
3.000% due 05/15/45 ‡	9,180,000	9,406,807

		23,797,392

U.S. Treasury Inflation Protected Securities - 113.7%

0.125% due 04/15/16 ^	37,612,397	37,255,807
0.125% due 04/15/17 ^ ‡	23,535,472	23,457,590
0.125% due 04/15/18 ^ ‡	4,748,972	4,745,893
0.125% due 04/15/19 ^ ‡	6,416,279	6,398,528
0.125% due 04/15/20 ^	40,832,544	40,610,853
0.125% due 07/15/22 ^	118,290,265	115,531,660
0.125% due 01/15/23 ^ ‡	2,377,826	2,296,020
0.125% due 07/15/24 ^	1,105,599	1,056,826
0.250% due 01/15/25 ^ ‡	1,914,440	1,837,962
0.375% due 07/15/23 ^	21,634,252	21,291,826
0.375% due 07/15/25 ^ ‡	3,421,658	3,338,053
0.625% due 07/15/21 ^ ‡	99,586,067	101,105,942
0.625% due 01/15/24 ^	12,477,814	12,438,220
0.625% due 02/15/43 ^	15,982,736	13,507,403
0.750% due 02/15/42 ^	7,772,013	6,823,894
0.750% due 02/15/45 ^	13,598,352	11,830,303
1.125% due 01/15/21 ^	23,832,843	24,796,358
1.375% due 01/15/20 ^	16,079,015	16,890,978
1.375% due 02/15/44 ^	24,790,072	25,227,147
1.625% due 01/15/18 ^ ‡	91,134	94,389
1.750% due 01/15/28 ^	9,853,475	10,913,388
1.875% due 07/15/19 ^ ‡	7,276,260	7,777,155
2.000% due 01/15/16 ^ ‡	29,284,445	29,213,932
2.000% due 01/15/26 ^	44,090,321	49,557,968
2.125% due 01/15/19 ^	13,891,500	14,807,312
2.125% due 02/15/40 ^	14,306,674	16,910,928
2.125% due 02/15/41 ^ ‡	871,750	1,036,353
2.375% due 01/15/17 ^	2,366,740	2,430,935
2.375% due 01/15/25 ^	69,311,953	79,887,811
2.375% due 01/15/27 ^	55,282,670	64,825,360
2.500% due 07/15/16 ^	14,898,337	15,151,180
2.500% due 01/15/29 ^ ‡	1,444,941	1,736,884
3.625% due 04/15/28 ^ ‡	1,401,511	1,861,290
3.875% due 04/15/29 ^	37,814,659	52,232,281

		818,878,429

U.S. Treasury Notes - 3.9%

1.500% due 05/31/20 ‡	12,400,000	12,513,534
2.125% due 05/15/25 ‡	15,300,000	15,401,016

		27,914,550

Total U.S. Treasury Obligations (Cost $904,623,851)		870,590,371

FOREIGN GOVERNMENT BONDS & NOTES - 16.9%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,637,392
Brazil Letras do Tesouro Nacional (Brazil) 14.205% due 10/01/16	BRL 29,500,000	6,428,381
14.950% due 01/01/18	32,010,000	5,772,967
15.392% due 01/01/19 ~	10,800,000	1,675,767
Colombian TES (Colombia) 3.000% due 03/25/33 ^	COP 3,492,454,680	953,488
Deutsche Bundesrepublik Inflation-Linked (Germany) 1.500% due 04/15/16 ^ ~	EUR 3,825,954	4,283,765
Hellenic Republic Government (Greece) 4.500% due 07/03/17	JPY 120,000,000	845,246

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Italy Buoni Poliennali Del Tesoro (Italy) 1.700% due 09/15/18 ^	EUR 4,034,760	$4,763,563
2.250% due 04/22/17 ^ ~	9,242,504	10,610,174
2.550% due 10/22/16 ^ ~	1,476,791	1,685,430
3.100% due 09/15/26 ^ ~	317,439	432,564
Mexican Bonos (Mexico) 4.750% due 06/14/18	MXN 25,710,000	1,528,378
Mexican Udibonos (Mexico) 4.000% due 11/15/40 ^	11,711,641	734,150
4.000% due 11/08/46 ^	13,705,987	865,581
4.500% due 12/04/25 ^	59,054,357	3,958,063
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 14,436,800	9,225,126
Spain Government (Spain) 2.150% due 10/31/25 ~	EUR 2,000,000	2,288,772
2.750% due 10/31/24 ~	1,900,000	2,291,163
4.400% due 10/31/23 ~	1,600,000	2,159,826
5.400% due 01/31/23 ~	2,100,000	2,979,138
Spain Government Inflation-Linked (Spain) 0.550% due 11/30/19 ^ ~	18,283,713	20,865,356
1.000% due 11/30/30 ^ ~	1,893,103	2,028,953
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 03/22/24 ^ ~	GBP 18,684,750	30,653,155
0.125% due 03/22/58 ^ ~	90,958	206,683
0.125% due 03/22/68 ^ ~	196,779	508,433
0.375% due 03/22/62 ^ ~	405,742	1,064,857

Total Foreign Government Bonds & Notes (Cost $135,387,014)		121,446,371

PURCHASED OPTIONS - 0.2%
(See Note (f) in Notes to Schedule of Investments) (Cost $2,135,632)		1,264,107

SHORT-TERM INVESTMENTS - 4.0%

Foreign Government Issue - 3.5%

Japan Treasury Bills (Japan) (0.034%) due 12/28/15	JPY 3,030,000,000	25,259,059

U.S. Treasury Bills - 0.4%

(0.010%) due 11/19/15 ‡	$331,000	331,005
0.006% due 01/07/16 ‡	836,000	835,969
0.139% due 01/28/16 ‡	132,000	131,996
0.142% due 01/14/16 ‡	36,000	35,999
0.148% due 02/04/16 ‡	1,080,000	1,079,939
0.185% due 02/18/16 ‡	444,000	443,965

		2,858,873

	Principal Amount	Value
Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $852,785; collateralized by U.S. Treasury Note: 2.000% due 11/30/20 and value $871,406)	$852,785	$852,785

Total Short-Term Investments (Cost $28,958,652)		28,970,717

TOTAL INVESTMENTS - 163.6% (Cost $1,233,396,850)		1,178,375,581

OTHER ASSETS & LIABILITIES, NET - (63.6%)		(458,298,511)

NET ASSETS - 100.0%		$720,077,070

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $6,495,891 or 0.9% of the portfolio’s net assets were in default as of September 30, 2015.

(b)	As of September 30, 2015, investments with a total aggregate value of $18,420,415 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2015 was $475,207,491 at a weighted average interest rate of 0.853%.

(d)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-BTP (12/15)	2	$5,496
U.S. Treasury 5-Year Notes (12/15)	425	144,644
U.S. Treasury 10-Year Notes (12/15)	201	246,248

		396,388

Short Futures Outstanding
Eurodollar (12/15)	9	(3,048)
Eurodollar (03/16)	39	(21,057)
Eurodollar (12/16)	31	(16,697)
Eurodollar (03/17)	69	(107,644)
U.S. Treasury 30-Year Bonds (12/15)	184	(516,664)

		(665,110)

Total Futures Contracts		($268,722)

(e)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	14,412,260	USD	3,627,642	10/15	BOA	$7,686
BRL	28,367,008	USD	7,140,126	10/15	DUB	15,128
BRL	12,611,646	USD	3,455,624	10/15	GSC	(274,480)
BRL	33,555,062	USD	9,320,462	10/15	JPM	(856,580)
BRL	28,367,008	USD	7,009,392	11/15	DUB	67,441
EUR	9,896,000	USD	11,277,413	10/15	HSB	(219,627)
EUR	3,795,000	USD	4,266,572	10/15	JPM	(25,742)
EUR	17,423,000	USD	19,368,661	11/15	BOA	112,045
EUR	994,000	USD	1,119,924	11/15	CIT	(8,530)
EUR	7,132,000	USD	7,932,383	11/15	CIT	41,927

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	1,159,000	USD	1,312,041	11/15	DUB	($16,160)
EUR	3,204,000	USD	3,626,043	11/15	HSB	(43,642)
EUR	4,370,000	USD	4,929,520	11/15	JPM	(43,410)
EUR	3,090,000	USD	3,457,892	11/15	UBS	(2,954)
GBP	27,819,000	USD	42,169,818	10/15	MSC	(86,641)
GBP	20,204,000	USD	30,651,753	11/15	CIT	(94,292)
GBP	1,588,000	USD	2,453,004	11/15	GSC	(51,239)
GBP	1,217,000	USD	1,848,665	11/15	JPM	(8,018)
INR	370,856,546	USD	5,757,748	10/15	BOA	(114,097)
INR	688,569,733	USD	10,585,238	11/15	CIT	(160,310)
JPY	789,584,000	USD	6,574,388	10/15	MSC	7,398
MXN	14,638,000	USD	854,843	12/15	CIT	5,802
MXN	16,345,000	USD	957,191	12/15	UBS	3,817
NZD	12,858,000	USD	8,151,509	10/15	JPM	68,610
PLN	3,475,951	USD	906,671	10/15	UBS	7,472
SGD	2,665,028	USD	1,859,754	10/15	CIT	12,622
USD	1,059,752	AUD	1,502,000	11/15	GSC	7,822
USD	3,910,000	BRL	14,412,260	10/15	BOA	274,671
USD	7,081,130	BRL	28,367,008	10/15	DUB	(74,125)
USD	3,174,418	BRL	12,611,646	10/15	GSC	(6,726)
USD	7,593,350	BRL	30,167,622	10/15	JPM	(16,089)
USD	920,000	BRL	3,387,440	10/15	JPM	65,557
USD	347,489	BRL	1,158,214	01/16	CIT	64,562
USD	1,743,824	BRL	5,825,243	01/16	JPM	320,843
USD	20,830,000	BRL	66,754,630	04/16	JPM	4,973,793
USD	6,047,801	BRL	23,900,000	10/16	BOA	624,716
USD	1,414,856	BRL	5,600,000	10/16	JPM	144,175
USD	979,014	COP	2,921,866,073	11/15	GSC	37,799
USD	129,744,080	EUR	119,029,628	11/15	CIT	(3,343,288)
USD	11,754,066	EUR	10,376,000	11/15	CIT	152,630
USD	42,870,142	GBP	27,819,000	10/15	GSC	786,965
USD	1,794,320	GBP	1,172,000	11/15	JPM	21,733
USD	42,163,230	GBP	27,819,000	11/15	MSC	86,405
USD	2,690,000	INR	178,703,425	10/15	SGN	(29,487)
USD	1,210,000	INR	80,341,580	11/15	JPM	(9,796)
USD	2,870,000	INR	191,285,500	11/15	SGN	(34,215)
USD	22,300,000	JPY	2,669,310,000	10/15	BOA	42,945
USD	2,940,000	JPY	353,105,760	10/15	CSF	(4,242)
USD	6,609,491	JPY	789,584,000	10/15	HSB	27,705
USD	6,577,099	JPY	789,584,000	11/15	MSC	(7,283)
USD	2,947,836	KRW	3,351,542,360	10/15	HSB	122,272
USD	390,000	KRW	464,958,000	10/15	JPM	(1,989)
USD	10,693,984	MXN	182,054,385	12/15	CSF	(9,953)
USD	8,278,672	NZD	12,858,000	10/15	HSB	58,553
USD	8,132,261	NZD	12,858,000	11/15	JPM	(68,497)
USD	956,170	SGD	1,353,000	10/15	CIT	5,589
USD	893,957	SGD	1,255,000	10/15	CSF	12,229
USD	40,000	SGD	57,028	10/15	HSB	(66)
USD	1,854,384	SGD	2,665,028	12/15	CIT	(14,093)
USD	450,000	TWD	14,647,500	10/15	DUB	6,758
USD	460,000	TWD	14,977,600	10/15	HSB	6,769
USD	870,000	TWD	28,430,100	10/15	UBS	9,688
USD	283,000	ZAR	3,561,295	10/15	DUB	26,857

Total Forward Foreign Currency Contracts						$2,605,413

(f)	Purchased options outstanding as of September 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG 24 5Y	2.000%	10/21/15	BNP	$600,000	$60	$1

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	$52,900,000	$84,640	$109,751

Put - 20-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.065%	10/05/15	BNP	3,100,000	31,000	-
Put - 20-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.065%	10/05/15	MSC	7,600,000	84,941	1
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	12/15/15	CIT	37,500,000	46,259	4,785
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	12/15/15	MSC	13,400,000	15,410	1,710
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.950%	01/05/16	GSC	47,300,000	30,272	11,007
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.250%	02/08/16	DUB	9,900,000	118,800	49,217
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/06/16	MSC	42,600,000	39,405	5,517
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/11/16	CIT	113,100,000	96,135	15,743
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/29/16	GSC	44,200,000	35,360	8,725
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/29/16	MSC	189,900,000	199,870	37,486
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	06/23/16	MSC	54,900,000	101,565	82,493
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	06/24/16	MSC	54,300,000	97,197	82,210
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.683%	12/11/17	MSC	8,000,000	1,120,000	848,373

							2,016,214	1,147,267

							$2,100,854	$1,257,018

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (12/15)	$111.00	11/20/15	CME	436	$3,732	$3,407
Put - Eurodollar (12/15)	99.38	12/14/15	CME	589	30,986	3,681

					$34,718	$7,088

Total Purchased Options					$2,135,632	$1,264,107

(g)	Transactions in written options for the nine-month period ended September 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premium
Outstanding, December 31, 2014	-	289,320,000	64,900,000	-	$3,347,056
Call Options Written	271	311,924,000	38,818,000	5,900,000	2,579,302
Put Options Written	342	171,552,000	128,570,000	2,800,000	1,880,395
Call Options Exercised	(76)	(14,344,000)	(15,000,000)	-	(266,692)
Put Options Exercised	(195)	(5,380,000)	(44,162,000)	-	(360,579)
Call Options Expired	(195)	(31,700,000)	(40,918,000)	(3,100,000)	(716,059)
Put Options Expired	(147)	(113,772,000)	(78,068,000)	-	(830,600)
Call Options Closed	-	(139,200,000)	(10,900,000)	(2,800,000)	(1,397,670)
Put Options Closed	-	(70,600,000)	(34,500,000)	(2,800,000)	(614,496)

Outstanding, September 30, 2015	-	397,800,000	8,740,000	-	$3,620,657

(h)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 4.00	03/17/16	CSF	$9,900,000	$418,380	($855,815)

Put - EUR versus USD	$1.09	11/25/15	GSC	EUR 3,250,000	33,482	(21,299)
Put - EUR versus USD	1.10	11/25/15	GSC	2,990,000	32,307	(31,553)

					65,789	(52,852)

					$484,169	($908,667)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/01/16	DUB	$2,000,000	$1,675	($8)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	2,000,000	19,400	(14,729)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(9,483)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(179,629)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(92,318)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(9,920)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/02/20	JPM	3,800,000	70,137	(701)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(26,826)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(2,605)
Cap - France CPI Excluding Tobacco	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/22/35	GSC	EUR 2,500,000	113,735	(60,409)

						$1,393,177	($396,628)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.800%	10/23/15	DUB	$10,000,000	$26,500	($63,610)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	52,900,000	31,740	(28,148)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	52,900,000	52,900	(61,766)
Call - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.250%	02/08/16	DUB	9,900,000	129,110	(163,065)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.500%	02/18/16	GSC	47,600,000	152,320	(285,524)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.400%	03/14/16	GSC	30,900,000	115,875	(165,012)

							508,445	(767,125)

Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	10/05/15	BNP	2,700,000	14,449	-
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	10/05/15	MSC	6,600,000	39,180	(1)
Put - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.120%	10/05/15	BNP	1,200,000	16,211	-
Put - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.120%	10/05/15	MSC	2,900,000	45,026	-
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	12/11/17	MSC	33,600,000	1,120,000	(602,868)

							1,234,866	(602,869)

							$1,743,311	($1,369,994)

Total Written Options							$3,620,657	($2,675,289)

(i)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cardinal Health Inc	0.590%	06/20/17	DUB	0.074%	$250,000	($2,274)	$-	($2,274)
Temple-Inland Inc	1.000%	03/20/18	BOA	0.130%	4,000,000	(87,188)	208,974	(296,162)
Con-way Inc	3.800%	03/20/18	UBS	2.514%	4,000,000	(127,226)	-	(127,226)

						($216,688)	$208,974	($425,662)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Greek Government	1.000%	12/20/15	GSC	110.347%	$4,700,000	($604,784)	($347,204)	($257,580)
Gazprom OAO	1.000%	03/20/16	BOA	3.472%	200,000	(2,276)	(15,310)	13,034
Gazprom OAO	1.000%	03/20/16	GSC	3.472%	2,400,000	(27,320)	(182,494)	155,174
Sberbank of Russia	1.000%	03/20/16	GSC	4.085%	300,000	(4,275)	(16,693)	12,418
Gazprom OAO	1.000%	03/20/16	JPM	3.472%	700,000	(7,968)	(51,700)	43,732
Indonesia Government	1.000%	12/20/19	BOA	2.212%	700,000	(33,343)	(16,769)	(16,574)
Indonesia Government	1.000%	12/20/19	BRC	2.212%	3,800,000	(181,005)	(94,623)	(86,382)
Indonesia Government	1.000%	12/20/19	HSB	2.212%	1,100,000	(52,396)	(26,085)	(26,311)

						($913,367)	($750,878)	($162,489)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 24 5Y	1.000%	06/20/20	ICE	$12,000,000	$63,797	$143,334	($79,536)
CDX HY 24 5Y	5.000%	06/20/20	ICE	9,306,000	271,678	508,157	(236,478)
CDX IG 25 5Y	1.000%	12/20/20	ICE	1,800,000	6,455	7,053	(598)
CDX HY 25 5Y	5.000%	12/20/20	ICE	100,000	24	(240)	264

					$341,954	$658,304	($316,348)

					($788,101)	$116,400	($904,499)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI-Compounded	CIT	13.730%	01/02/18	BRL 18,500,000	($147,046)	$1,513	($148,559)
BRL-CDI-Compounded	DUB	13.730%	01/02/18	3,200,000	(25,435)	(594)	(24,841)
BRL-CDI-Compounded	HSB	13.421%	01/04/21	8,800,000	(113,853)	-	(113,853)
BRL-CDI-Compounded	CSF	13.450%	01/04/21	2,400,000	(30,561)	175	(30,736)
BRL-CDI-Compounded	DUB	13.450%	01/04/21	2,500,000	(31,836)	182	(32,018)
BRL-CDI-Compounded	HSB	13.450%	01/04/21	20,500,000	(261,049)	2,485	(263,534)
BRL-CDI-Compounded	BNP	14.500%	01/04/21	25,700,000	(136,979)	(435)	(136,544)
BRL-CDI-Compounded	HSB	14.500%	01/04/21	4,100,000	(21,853)	(248)	(21,605)
BRL-CDI-Compounded	BNP	14.560%	01/04/21	12,500,000	(61,571)	(855)	(60,716)
BRL-CDI-Compounded	CSF	14.560%	01/04/21	10,300,000	(50,734)	-	(50,734)
U.S. CPI Urban Consumers NSA	GSC	2.060%	05/12/25	$2,500,000	94,054	-	94,054
U.S. CPI Urban Consumers NSA	UBS	2.063%	05/12/25	8,200,000	310,574	-	310,574
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 2,000,000	122,062	-	122,062
France CPI Excluding Tobacco	GSC	1.625%	06/18/25	2,500,000	137,292	-	137,292
GBP Retail Price Index	GSC	3.140%	01/14/30	GBP 3,530,000	56,947	-	56,947
GBP Retail Price Index	CIT	3.190%	04/15/30	4,400,000	60,847	-	60,847
GBP Retail Price Index	BNP	3.400%	06/15/30	1,800,000	106,224	8,424	97,800
GBP Retail Price Index	GSC	3.400%	06/15/30	1,500,000	88,520	4,671	83,849
GBP Retail Price Index	JPM	3.400%	06/15/30	500,000	29,507	(254)	29,761
GBP Retail Price Index	CIT	3.325%	08/15/30	2,300,000	72,279	(7,587)	79,866
GBP Retail Price Index	DUB	3.325%	08/15/30	2,500,000	78,564	3,159	75,405
GBP Retail Price Index	GSC	3.325%	08/15/30	8,200,000	257,690	(22,078)	279,768
GBP Retail Price Index	BOA	3.350%	08/15/30	3,200,000	122,729	(36,472)	159,201
GBP Retail Price Index	CIT	3.275%	09/15/30	1,800,000	31,030	-	31,030
GBP Retail Price Index	JPM	3.275%	09/15/30	1,700,000	29,306	-	29,306
GBP Retail Price Index	CSF	3.335%	04/15/35	100,000	599	53	546
GBP Retail Price Index	GSC	3.358%	04/15/35	1,100,000	16,337	-	16,337
GBP Retail Price Index	CSF	3.550%	11/15/44	200,000	28,013	(316)	28,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GBP Retail Price Index	BNP	3.550%	12/11/44	GBP 1,000,000	$138,124	$7,002	$131,122
GBP Retail Price Index	CSF	3.328%	01/12/45	300,000	(7,812)	3,246	(11,058)

					891,969	(37,929)	929,898

	Exchange
28-Day MXN TIIE	CME	6.710%	09/20/29	MXN 73,800,000	(24,044)	157,865	(181,909)
6-Month EUR-LIBOR	CME	1.500%	03/16/46	EUR 1,300,000	(20,988)	259,442	(280,430)

					(45,032)	417,307	(462,339)

					$846,937	$379,378	$467,559

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	DUB	1.800%	01/17/16	$600,000	($12,321)	($360)	($11,961)
U.S. CPI Urban Consumers NSA	RBS	1.935%	10/23/16	11,100,000	(370,580)	(17,110)	(353,470)
U.S. CPI Urban Consumers NSA	DUB	1.860%	11/05/16	9,000,000	(280,728)	-	(280,728)
U.S. CPI Urban Consumers NSA	BNP	1.825%	11/29/16	5,500,000	(165,764)	(1,529)	(164,235)
U.S. CPI Urban Consumers NSA	DUB	1.825%	11/29/16	8,000,000	(241,112)	(3,232)	(237,880)
U.S. CPI Urban Consumers NSA	DUB	1.845%	11/29/16	5,200,000	(159,945)	-	(159,945)
U.S. CPI Urban Consumers NSA	GSC	2.415%	02/12/17	6,200,000	(362,091)	-	(362,091)
U.S. CPI Urban Consumers NSA	BRC	1.908%	04/15/17	6,300,000	(245,845)	-	(245,845)
U.S. CPI Urban Consumers NSA	BNP	2.250%	07/15/17	28,100,000	(1,757,701)	47,258	(1,804,959)
U.S. CPI Urban Consumers NSA	CIT	2.250%	07/15/17	10,600,000	(663,047)	2,544	(665,591)
U.S. CPI Urban Consumers NSA	RBS	2.250%	07/15/17	27,800,000	(1,738,935)	20,533	(1,759,468)
BRL-CDI-Compounded	HSB	13.403%	01/02/18	BRL 21,700,000	202,191	-	202,191
U.S. CPI Urban Consumers NSA	GSC	2.175%	10/01/18	$3,600,000	(201,853)	(2,243)	(199,610)
U.S. CPI Urban Consumers NSA	GSC	2.205%	10/11/18	900,000	(51,924)	-	(51,924)
U.S. CPI Urban Consumers NSA	DUB	2.173%	11/01/18	6,600,000	(369,710)	-	(369,710)
U.S. CPI Urban Consumers NSA	BOA	1.730%	08/26/25	500,000	(3,896)	-	(3,896)

					(6,423,261)	45,861	(6,469,122)

	Exchange

3-Month USD-LIBOR	CME	1.500%	12/16/17	87,100,000	(1,103,009)	(506,392)	(596,617)
3-Month USD-LIBOR	CME	2.000%	12/16/20	8,000,000	(196,240)	(196,240)	-
6-Month JPY-LIBOR	CME	1.000%	09/18/23	JPY 150,000,000	(62,102)	(57,701)	(4,401)
3-Month USD-LIBOR	CME	2.225%	09/16/25	$2,300,000	(45,426)	-	(45,426)
3-Month USD-LIBOR	CME	2.350%	10/02/25	2,400,000	-	-	-
3-Month USD-LIBOR	CME	2.500%	12/16/25	9,500,000	(371,130)	(149,073)	(222,057)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	50,900,000	(2,048,793)	947,916	(2,996,709)
6-Month EUR-LIBOR	CME	1.000%	03/16/26	EUR 15,100,000	87,476	174,582	(87,106)
3-Month GBP-LIBOR	CME	2.000%	03/16/26	GBP 23,600,000	(324,672)	341,820	(666,492)
3-Month USD-LIBOR	CME	2.750%	12/16/45	$28,800,000	(1,151,605)	1,482,935	(2,634,540)
3-Month USD-LIBOR	CME	2.570%	02/10/46	600,000	-	-	-
3-Month GBP-LIBOR	CME	2.250%	03/16/46	GBP 14,680,000	(806,083)	60,314	(866,397)

					(6,021,584)	2,098,161	(8,119,745)

					($12,444,845)	$2,144,022	($14,588,867)

					($11,597,908)	$2,523,400	($14,121,308)

Total Swap Agreements					($12,386,009)	$2,639,800	($15,025,807)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$89,151,407	$-	$89,151,407	$-
	Mortgage-Backed Securities	53,743,125	-	53,735,822	7,303
	Asset-Backed Securities	13,209,483	-	13,209,483	-
	U.S. Treasury Obligations	870,590,371	-	870,590,371	-
	Foreign Government Bonds & Notes	121,446,371	-	121,446,371	-
	Short-Term Investments	28,970,717	-	28,970,717	-
	Derivatives:
	Credit Contracts
	Purchased Options	1	-	1	-
	Swaps	341,954	-	341,954	-

	Total Credit Contracts	341,955	-	341,955	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,230,984	-	8,230,984	-
	Interest Rate Contracts
	Futures	396,388	396,388	-	-
	Purchased Options	1,264,106	7,088	1,257,018	-
	Swaps	2,070,365	-	2,070,365	-

	Total Interest Rate Contracts	3,730,859	403,476	3,327,383	-

	Total Assets - Derivatives	12,303,798	403,476	11,900,322	-

	Total Assets	1,189,415,272	403,476	1,189,004,493	7,303

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(1,130,055)	-	(1,130,055)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,625,571)	-	(5,625,571)	-
	Written Options	(908,667)	-	(908,667)	-

	Total Foreign Currency Contracts	(6,534,238)	-	(6,534,238)	-

	Interest Rate Contracts
	Futures	(665,110)	(665,110)	-	-
	Written Options	(1,766,622)	-	(1,766,622)	-
	Swaps	(13,668,273)	-	(13,668,273)	-

	Total Interest Rate Contracts	(16,100,005)	(665,110)	(15,434,895)	-

	Total Liabilities - Derivatives	(23,764,298)	(665,110)	(23,099,188)	-

	Total Liabilities	(23,764,298)	(665,110)	(23,099,188)	-

	Total	$1,165,650,974	($261,634)	$1,165,905,305	$7,303

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($878,546,406)	$-	($878,546,406)	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 30.8%

U.S. Treasury Inflation Protected Securities - 30.8%

0.125% due 04/15/19 ^	$2,199,960	$2,193,974
0.125% due 04/15/20 ^	15,653,376	15,568,785
0.125% due 01/15/22 ^	5,440,437	5,310,095
0.125% due 07/15/22 ^	7,887,204	7,703,732
0.125% due 01/15/23 ^	3,515,362	3,394,774
0.125% due 07/15/24 ^	1,789,060	1,710,136
0.250% due 01/15/25 ^	2,206,644	2,118,493
0.375% due 07/15/23 ^	3,866,173	3,805,686
0.375% due 07/15/25 ^	654,141	638,157
0.625% due 07/15/21 ^	1,641,264	1,666,310
0.625% due 01/15/24 ^	6,075,491	6,056,384
0.625% due 02/15/43 ^	1,038,030	877,419
0.750% due 02/15/42 ^	2,122,902	1,864,228
1.125% due 01/15/21 ^	15,579,052	16,210,626
1.250% due 07/15/20 ^	1,542,977	1,621,723
1.375% due 07/15/18 ^	719,368	748,499
1.375% due 01/15/20 ^	904,968	950,682
1.375% due 02/15/44 ^	1,075,200	1,094,177
1.625% due 01/15/18 ^	808,818	837,706
1.750% due 01/15/28 ^	774,642	857,972
2.125% due 01/15/19 ^	711,405	758,290
2.125% due 02/15/40 ^	717,704	848,344
2.125% due 02/15/41 ^	1,133,382	1,347,381
2.375% due 01/15/17 ^	887,565	911,626
2.375% due 01/15/25 ^	1,544,630	1,780,317
2.375% due 01/15/27 ^	852,062	999,116
2.500% due 01/15/29 ^	689,173	828,404
2.625% due 07/15/17 ^	702,409	736,048
3.375% due 04/15/32 ^	295,797	406,222

		83,845,306

Total U.S. Treasury Obligations (Cost $84,792,455)		83,845,306

FOREIGN GOVERNMENT BONDS & NOTES - 2.9%

Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 7,247,100	7,927,497

Total Foreign Government Bonds & Notes (Cost $10,477,193)		7,927,497

PURCHASED OPTIONS - 0.2%
(See Note (c) in Notes to Schedule of Investments) (Cost $432,216)		519,578

SHORT-TERM INVESTMENTS - 64.9%

Certificates of Deposit - 4.8%

Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 0.190% due 10/05/15	$4,000,000	4,000,021
Canadian Imperial Bank of Commerce (Canada) 0.280% due 10/13/15	2,500,000	2,500,161
Norinchukin Bank (Japan) 0.270% due 10/06/15	3,500,000	3,500,079
State Street Bank & Trust Co 0.240% due 10/14/15	3,000,000	3,000,169

		13,000,430

Commercial Paper - 41.4%

3M Co 0.132% due 10/01/15	4,000,000	3,999,987
Abbott Laboratories 0.162% due 10/27/15	3,000,000	2,999,861

	Principal Amount	Value
Apple Inc 0.091% due 10/01/15	$3,500,000	$3,499,989
Archer-Daniels-Midland Co 0.112% due 10/09/15	3,500,000	3,499,873
ASB Finance Ltd (New Zealand) 0.203% due 11/13/15	3,000,000	2,999,399
BMW U.S. Capital LLC (Germany) 0.152% due 10/08/15	3,500,000	3,499,887
Caterpillar Financial Services Corp 0.122% due 10/05/15	3,000,000	2,999,957
Chevron Corp 0.162% due 10/27/15	3,500,000	3,499,638
CPPIB Capital Inc (Canada) 0.112% due 10/07/15	3,000,000	2,999,933
DBS Bank Ltd (Singapore) 0.304% due 11/23/15	3,750,000	3,749,004
Google Inc 0.112% due 10/06/15	3,750,000	3,749,980
Honeywell International Inc 0.162% due 10/01/15	900,000	899,998
Johnson & Johnson 0.030% due 10/02/15	1,000,000	999,999
0.051% due 10/01/15	2,500,000	2,499,999
JPMorgan Securities LLC 0.203% due 10/09/15	3,000,000	2,999,891
Kimberly Clark Corp 0.132% due 10/06/15	3,500,000	3,499,915
Microsoft Corp 0.142% due 10/14/15	3,000,000	2,999,939
0.172% due 10/20/15	1,000,000	999,969
National Australia Bank Ltd (Australia) 0.152% due 10/05/15	4,000,000	3,999,975
Nestle Capital Corp (Switzerland) 0.117% due 10/05/15	3,000,000	2,999,958
Oversea-Chinese Banking Corp Ltd (Singapore) 0.254% due 10/08/15	3,500,000	3,499,911
PACCAR Financial Corp 0.132% due 10/02/15	2,500,000	2,499,980
Pfizer Inc 0.101% due 12/01/15	1,000,000	999,833
0.112% due 11/03/15	2,500,000	2,499,828
Province of Ontario (Canada) 0.142% due 10/30/15	1,500,000	1,499,840
0.183% due 11/30/15	1,000,000	999,729
Province of Quebec (Canada) 0.142% due 10/02/15	1,850,000	1,849,988
0.152% due 11/02/15	2,000,000	1,999,727
QUALCOMM Inc 0.122% due 10/06/15	2,000,000	1,999,962
0.190% due 11/03/15	1,000,000	999,858
Reckitt Benckiser Group PLC (United Kingdom) 0.183% due 10/16/15	3,500,000	3,499,771
Siemens Capital Co LLC (Germany) 0.152% due 10/29/15	3,000,000	2,999,654
Sumitomo Mitsui Banking Corp (Japan) 0.284% due 11/02/15	2,200,000	2,199,599
0.304% due 11/09/15	1,500,000	1,499,653
The Bank of Nova Scotia (Canada) 0.172% due 10/14/15	4,000,000	3,999,900
The Coca-Cola Co 0.132% due 10/08/15	900,000	899,986
0.142% due 10/22/15	3,000,000	2,999,842
The Toronto Dominion Holdings USA Inc 0.142% due 10/13/15	3,000,000	2,999,866
Toyota Motor Credit Corp 0.172% due 11/06/15	3,500,000	3,499,586
Unilever Capital Corp (Netherlands) 0.223% due 11/30/15	2,000,000	1,999,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
United Parcel Service Inc 0.172% due 11/02/15	$2,500,000	$2,499,769
USAA CAPITAL Corp 0.122% due 10/08/15	2,000,000	1,999,949
Wal-Mart Stores Inc 0.142% due 10/30/15	3,500,000	3,499,810

		112,842,521

U.S. Government Agency Issues - 12.8%

Fannie Mae 0.051% due 11/03/15	2,193,000	2,192,888
0.065% due 10/01/15	3,800,000	3,800,000
0.079% due 11/03/15	2,770,000	2,769,859
0.127% due 12/15/15	990,000	989,794
Federal Home Loan Bank 0.061% due 11/06/15	2,000,000	1,999,888
0.122% due 10/14/15	2,323,000	2,322,984
0.132% due 12/08/15	1,900,000	1,899,641
0.172% due 11/12/15	2,000,000	1,999,870
0.183% due 11/20/15	5,000,000	4,999,610
Freddie Mac 0.035% due 10/13/15	2,000,000	1,999,986
0.106% due 12/01/15	4,000,000	3,999,324
0.122% due 10/19/15	1,200,000	1,199,988
0.122% due 12/01/15	2,500,000	2,499,577
0.132% due 10/13/15	2,100,000	2,099,985

		34,773,394

Repurchase Agreement - 5.9%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $16,053,783; collateralized by U.S. Treasury Notes: 2.250% due 03/31/21 and value $16,377,931)	16,053,783	16,053,783

Total Short-Term Investments (Cost $176,665,585)		176,670,128

TOTAL INVESTMENTS - 98.8% (Cost $272,367,449)		268,962,509

OTHER ASSETS & LIABILITIES, NET - 1.2%		3,311,395

NET ASSETS - 100.0%		$272,273,904

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (12/15)	4	$12,821
Eurodollar (12/17)	1,015	960,601
U.S. Treasury 10-Year Notes (12/15)	183	150,155

		1,123,577

Short Futures Outstanding
Eurodollar (12/15)	377	(61,175)
Eurodollar (03/16)	424	(104,516)
Eurodollar (12/16)	241	(121,283)
Eurodollar (12/18)	967	(961,843)
U.S. Treasury 5-Year Notes (12/15)	81	(5,326)
U.S. Treasury Long Bonds (12/15)	47	(340)

		(1,254,483)

Total Futures Contracts		($130,906)

(b)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	250,000	USD	279,533	11/15	CIT	($3)
USD	1,962,238	CAD	2,580,000	11/15	BOA	29,328
USD	6,013,564	CAD	7,919,070	11/15	JPM	80,674
USD	282,441	EUR	250,000	11/15	CIT	2,910

Total Forward Foreign Currency Contracts						$112,909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Purchased options outstanding as of September 30, 2015 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (10/15)	$120.50	10/23/15	CME	252	$95,319	$96,469
Call - U.S. Treasury 5-Year Notes (10/15)	122.00	10/23/15	CME	653	28,357	20,406
Call - U.S. Treasury 10-Year Notes (10/15)	128.50	10/23/15	CME	187	79,498	146,094
Call - U.S. Treasury 10-Year Notes (10/15)	129.50	10/23/15	CME	188	49,080	64,625
Call - U.S. Treasury 30-Year Bonds (10/15)	158.00	10/23/15	CME	93	91,880	143,859
Call - U.S. Treasury 30-Year Bonds (10/15)	165.00	10/23/15	CME	280	88,082	48,125

Total Purchased Options					$432,216	$519,578

(d)	Transactions in written options for the nine-month period ended September 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	-	$-
Call Options Written	14,684	2,863,887
Put Options Written	16,173	5,462,565
Call Options Exercised	(404)	(219,078)
Put Options Exercised	(2,250)	(996,000)
Call Options Expired	(4,750)	(294,493)
Put Options Expired	(1,310)	(72,633)
Call Options Closed	(8,530)	(2,210,395)
Put Options Closed	(12,338)	(4,338,544)

Outstanding, September 30, 2015	1,275	$195,309

(e)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 5-Year Notes (10/15)	$121.00	10/23/15	CME	252	$46,431	($45,281)
Call - U.S. Treasury 10-Year Notes (10/15)	131.50	10/23/15	CME	375	19,297	(23,438)
Call - U.S. Treasury 30-Year Bonds (10/15)	161.00	10/23/15	CME	93	36,057	(58,125)
Call - U.S. Treasury 30-Year Bonds (10/15)	168.00	10/23/15	CME	280	38,137	(17,500)

					139,922	(144,344)

Put - U.S. Treasury 5-Year Notes (10/15)	119.50	10/23/15	CME	252	22,806	(17,719)
Put - U.S. Treasury 30-Year Bonds (10/15)	155.00	10/23/15	CME	23	32,581	(20,125)

					55,387	(37,844)

Total Written Options					$195,309	($182,188)

(f)	Swap agreements outstanding as of September 30, 2015 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays U.S. Inflation-Linked Bond Index	1-Month USD-LIBOR plus or minus a specified spread	BRC	03/15/16	$138,012,885	($433,918)	$-	($433,918)

Total Swap Agreements					($433,918)	$-	($433,918)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$83,845,306	$-	$83,845,306	$-
	Foreign Government Bonds & Notes	7,927,497	-	7,927,497	-
	Short-Term Investments	176,670,128	-	176,670,128	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	112,912	-	112,912	-
	Interest Rate Contracts
	Futures	1,123,577	1,123,577	-	-
	Purchased Options	519,578	519,578	-	-

	Total Interest Rate Contracts	1,643,155	1,643,155	-	-

	Total Assets - Derivatives	1,756,067	1,643,155	112,912	-

	Total Assets	270,198,998	1,643,155	268,555,843	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3)	-	(3)	-
	Interest Rate Contracts
	Futures	(1,254,483)	(1,254,483)	-	-
	Written Options	(182,188)	(182,188)	-	-
	Swaps	(433,918)	-	(433,918)	-

	Total Interest Rate Contracts	(1,870,589)	(1,436,671)	(433,918)	-

	Total Liabilities - Derivatives	(1,870,592)	(1,436,671)	(433,921)	-

	Total Liabilities	(1,870,592)	(1,436,671)	(433,921)	-

	Total	$268,328,406	$206,484	$268,121,922	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.7%

Financials - 0.7%

Wells Fargo & Co 7.500%	18,000	$21,024,000

Total Convertible Preferred Stocks (Cost $12,819,418)		21,024,000

	Principal Amount

CORPORATE BONDS & NOTES - 25.5%

Consumer Discretionary - 0.3%

Marks & Spencer PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	10,871,210
Motors Liquidation Co-Escrow Receipts 8.375% due 07/05/33 * Y +	EUR 7,400,000	-

		10,871,210

Consumer Staples - 0.9%

CVS Health Corp 2.800% due 07/20/20	$3,300,000	3,356,737
3.875% due 07/20/25	5,800,000	5,993,111
Reynolds American Inc 3.250% due 06/12/20	100,000	102,935
4.450% due 06/12/25	9,800,000	10,278,240
6.750% due 06/15/17	7,100,000	7,689,165

		27,420,188

Energy - 1.7%

California Resources Corp 5.000% due 01/15/20	3,605,000	2,336,473
6.000% due 11/15/24	800,000	483,000
CNPC General Capital Ltd (Hong Kong) 1.209% due 05/14/17 § ~	13,700,000	13,644,323
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 06/30/22 ~	3,608,000	1,307,900
Petrobras Global Finance BV (Brazil) 1.953% due 05/20/16 §	1,700,000	1,606,500
2.000% due 05/20/16	100,000	96,350
2.429% due 01/15/19 §	300,000	207,750
2.694% due 03/17/17 §	2,100,000	1,811,250
3.214% due 03/17/20 §	500,000	343,750
3.250% due 03/17/17	1,500,000	1,327,500
3.500% due 02/06/17	2,000,000	1,782,500
3.875% due 01/27/16	1,300,000	1,278,875
4.375% due 05/20/23 ‡	5,300,000	3,471,500
4.875% due 03/17/20	200,000	147,000
5.375% due 01/27/21	4,500,000	3,294,900
5.750% due 01/20/20	200,000	150,500
5.875% due 03/01/18	11,600,000	9,599,000
6.750% due 01/27/41	7,000,000	4,515,000
6.850% due 06/05/15	3,600,000	2,286,000
7.875% due 03/15/19	2,100,000	1,731,870
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar) 6.750% due 09/30/19 ~	2,600,000	3,058,250

		54,480,191

Financials - 19.2%

Ally Financial Inc 2.750% due 01/30/17	2,900,000	2,885,181
5.500% due 02/15/17	9,200,000	9,453,000
American International Group Inc 5.050% due 10/01/15	4,200,000	4,200,000
Banco Santander Brasil SA (Brazil) 4.250% due 01/14/16 ~	5,600,000	5,584,320

	Principal Amount	Value
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	$8,900,000	$8,832,360
Banco Santander SA (Spain) 6.250% § ± ~	EUR 1,100,000	1,146,634
Bank of America Corp 0.651% due 08/15/16 §	$2,800,000	2,790,382
1.139% due 03/22/16 §	7,900,000	7,915,136
2.650% due 04/01/19	4,000,000	4,048,732
5.650% due 05/01/18	5,000,000	5,457,390
6.000% due 09/01/17	2,900,000	3,126,879
6.500% due 08/01/16	10,700,000	11,177,605
6.875% due 04/25/18	10,100,000	11,295,547
Bank of America NA 0.637% due 06/15/17 §	9,600,000	9,538,618
0.731% due 05/08/17 §	4,400,000	4,387,425
0.782% due 06/05/17 §	7,500,000	7,483,942
Bank of China Hong Kong Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,840,221
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.356% due 09/14/18 § ~	7,500,000	7,522,867
Barclays Bank PLC (United Kingdom) 7.750% due 04/10/23 §	1,300,000	1,394,250
10.179% due 06/12/21 ~	19,400,000	25,459,260
Barclays PLC (United Kingdom) 6.500% § ±	EUR 5,900,000	6,473,363
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,200,000	1,286,700
BPCE SA (France) 0.894% due 11/18/16 §	28,600,000	28,632,947
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,639,791
CIT Group Inc 5.250% due 03/15/18	1,500,000	1,545,000
Citigroup Inc 0.603% due 06/09/16 §	10,900,000	10,847,375
1.116% due 04/01/16 §	500,000	500,644
1.255% due 07/25/16 §	500,000	501,565
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) 0.624% due 04/28/17 §	10,900,000	10,898,485
11.000% § ± ~	22,000,000	27,131,500
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22 ~	9,000,000	9,021,987
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	8,000,000	7,887,216
Discover Bank 2.600% due 11/13/18	3,200,000	3,215,987
Export-Import Bank of Korea (South Korea) 2.625% due 12/30/20	16,500,000	16,714,054
4.000% due 01/29/21	1,800,000	1,942,166
Ford Motor Credit Co LLC 0.761% due 11/08/16 §	15,700,000	15,609,317
0.852% due 09/08/17 §	2,300,000	2,254,490
1.500% due 01/17/17	6,345,000	6,324,982
3.984% due 06/15/16	700,000	712,559
8.000% due 12/15/16	500,000	537,748
General Electric Capital Corp 3.800% due 06/18/19 ~	12,300,000	13,207,912
General Motors Financial Co Inc 3.150% due 01/15/20	5,200,000	5,154,895
3.200% due 07/13/20	4,600,000	4,549,073
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	26,700,000	27,591,994
Intesa Sanpaolo SPA (Italy) 2.375% due 01/13/17	7,890,000	7,919,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
JPMorgan Chase & Co 1.068% due 05/30/17 §	GBP 2,500,000	$3,732,709
3.150% due 07/05/16	$4,100,000	4,169,876
3.900% due 07/15/25	10,900,000	11,163,954
LBG Capital PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 9,400,000	19,977,105
Lloyds Bank PLC (United Kingdom) 12.000% § ± ~	$5,300,000	7,512,750
Mizuho Bank Ltd (Japan) 0.776% due 09/25/17 § ~	700,000	697,053
Morgan Stanley 1.575% due 04/25/18 §	2,000,000	2,029,424
2.125% due 04/25/18	300,000	301,899
National Australia Bank Ltd (Australia) 0.607% due 06/30/17 § ~	25,900,000	25,844,185
Navient Corp 6.000% due 01/25/17	430,000	433,225
Novo Banco SA (Portugal) 2.625% due 05/08/17 ~	EUR 1,000,000	1,039,477
4.750% due 01/15/18 ~	5,600,000	5,951,799
OneMain Financial Holdings Inc 6.750% due 12/15/19 ~	$1,400,000	1,452,500
7.250% due 12/15/21 ~	1,300,000	1,322,750
Principal Life Global Funding II 1.200% due 05/19/17 ~	17,500,000	17,481,030
Royal Bank of Scotland Group PLC (United Kingdom) 6.990% § ± ~	8,500,000	9,945,000
Simon Property Group LP REIT 2.500% due 09/01/20	7,200,000	7,278,422
Societe Generale SA (France) 8.000% § ± ~	8,200,000	8,089,821
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	5,237,500
The Bank of Nova Scotia (Canada) 1.250% due 04/11/17	26,700,000	26,699,866
The Bear Stearns Cos LLC 6.400% due 10/02/17	17,200,000	18,759,008
7.250% due 02/01/18	10,900,000	12,207,695
The Blackstone Group LP 9.296% due 03/19/19 ~	2,082,876	1,904,202
The Goldman Sachs Group Inc 0.999% due 05/22/17 §	16,600,000	16,597,460
1.537% due 09/15/20 §	8,400,000	8,410,223
The Korea Development Bank (South Korea) 3.500% due 08/22/17	3,100,000	3,209,849
UBS AG (Switzerland) 0.884% due 06/01/17 §	4,500,000	4,498,574
1.174% due 06/01/20 §	1,700,000	1,701,804
Vesey Street Investment Trust I 4.404% due 09/01/16 §	4,300,000	4,415,657
Wells Fargo & Co 7.980% § ±	26,700,000	28,235,250

		614,941,509

Health Care - 0.5%

Baxalta Inc 1.099% due 06/22/18 § ~	8,300,000	8,320,268
UnitedHealth Group Inc 3.750% due 07/15/25	7,300,000	7,558,070

		15,878,338

Industrials - 0.5%

Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 3,400,000	3,210,289
International Lease Finance Corp 5.750% due 05/15/16	$1,500,000	1,524,375
6.750% due 09/01/16 ~	1,770,000	1,834,162

	Principal Amount	Value
Masco Corp 6.125% due 10/03/16	$8,200,000	$8,548,664
UAL Equipment Trust AB 10.850% due 02/19/15 * Y	328,324	65,644
UAL Pass-Through Trust ‘A’ 9.560% due 10/19/18 * Y	592,645	1,008

		15,184,142

Information Technology - 0.3%

Apple Inc 2.850% due 05/06/21	2,000,000	2,055,718
Baidu Inc (China) 3.000% due 06/30/20	8,200,000	8,153,875

		10,209,593

Materials - 0.1%

Braskem Finance Ltd (Brazil) 5.750% due 04/15/21 ~	4,000,000	3,300,000
CSN Islands XI Corp (Brazil) 6.875% due 09/21/19 ~ ‡	1,800,000	855,000
Rohm & Haas Co 6.000% due 09/15/17	368,000	397,362

		4,552,362

Telecommunication Services - 1.2%

Ooredoo International Finance Ltd (Qatar) 3.375% due 10/14/16 ~	300,000	305,520
Qwest Corp 6.875% due 09/15/33	1,386,000	1,342,106
Verizon Communications Inc 0.733% due 06/09/17 §	17,900,000	17,835,864
1.867% due 09/15/16 §	3,280,000	3,311,911
2.500% due 09/15/16	686,000	695,588
3.000% due 11/01/21	2,800,000	2,796,413
3.500% due 11/01/24	12,600,000	12,445,474

		38,732,876

Utilities - 0.8%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	6,184,125
Dynegy Inc 6.750% due 11/01/19	9,700,000	9,772,750
7.375% due 11/01/22	3,300,000	3,341,250
7.625% due 11/01/24	1,600,000	1,624,000
Majapahit Holding BV (Indonesia) 7.750% due 10/17/16 ~	2,800,000	2,952,600

		23,874,725

Total Corporate Bonds & Notes (Cost $816,445,625)		816,145,134

SENIOR LOAN NOTES - 0.7%

Consumer Discretionary - 0.4%

Chrysler Group LLC Term B 3.500% due 05/24/17 §	6,667,445	6,656,663
MGM Resorts International Term A 2.944% due 12/20/17 §	5,825,127	5,794,545

		12,451,208

Health Care - 0.3%

HCA Inc Term B5 2.944% due 03/31/17 §	9,775,315	9,778,003

Total Senior Loan Notes (Cost $22,283,997)		22,229,211

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 57.4%

Collateralized Mortgage Obligations - Commercial - 5.9%

Banc of America Commercial Mortgage Trust 5.451% due 01/15/49 "	$256,060	$267,479
5.617% due 07/10/46 " §	14,632,643	15,021,769
Bcrr Trust 5.858% due 07/17/40 " § ~	11,485,220	11,738,693
Bear Stearns Commercial Mortgage Securities Trust 5.331% due 02/11/44 "	757,783	791,296
5.700% due 06/11/50 "	5,700,000	6,020,676
5.705% due 06/11/40 " §	20,932,821	22,257,355
Capmark Mortgage Securities Inc (IO) 1.105% due 05/15/35 " §	394,353	8,412
Citigroup-Deutsche Bank Commercial Mortgage Trust 5.337% due 01/15/46 " §	14,253,929	14,268,296
Commercial Mortgage Trust 5.444% due 03/10/39 "	5,243,685	5,447,088
Credit Suisse Commercial Mortgage Trust 5.297% due 12/15/39 "	2,425,834	2,508,612
5.467% due 09/15/39 "	28,081,946	28,697,292
JP Morgan Chase Commercial Mortgage Securities Trust 5.695% due 02/12/49 " §	5,626,859	5,906,494
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	1,194,728	1,287,906
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49 "	5,600,000	5,929,627
Morgan Stanley Capital I Trust 5.319% due 12/15/43 "	21,025,802	21,773,059
5.731% due 07/12/44 " §	4,127,293	4,182,719
Morgan Stanley Re-REMIC Trust 5.795% due 08/12/45 " § ~	598,996	629,475
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	16,200,000	16,775,051
5.557% due 03/15/45 " §	24,209,200	24,431,380

		187,942,679

Collateralized Mortgage Obligations - Residential - 6.0%

Alternative Loan Trust 0.384% due 10/25/46 " §	1,855,431	1,811,991
0.396% due 02/20/47 * " § Y	9,041,189	6,725,849
0.474% due 02/25/37 " §	262,444	210,684
Alternative Loan Trust (IO) 4.806% due 05/25/35 " §	4,806,569	467,655
Arran Residential Mortgages Funding PLC (United Kingdom) 1.376% due 05/16/47 " § ~	EUR 2,345,267	2,625,100
Banc of America Funding Ltd 0.459% due 10/03/39 " § ~	$6,544,681	6,508,819
Banc of America Funding Trust 0.411% due 08/25/47 * " § Y ~	12,668,998	10,632,086
2.693% due 02/20/36 " §	2,579,489	2,566,560
BCAP LLC Trust 5.250% due 02/26/36 " ~	3,406,526	3,074,370
5.250% due 08/26/37 " ~	6,235,666	6,502,306
5.345% due 03/26/37 " § ~	744,817	727,485
Bear Stearns Adjustable Rate Mortgage Trust 2.320% due 08/25/35 " §	25,450	25,765
2.596% due 08/25/33 " §	3,105,221	3,111,379
Bear Stearns ALT-A Trust 1.034% due 11/25/34 " §	584,162	574,086
2.399% due 01/25/36 * " § Y	4,059,023	3,328,886

	Principal Amount	Value
Bear Stearns Structured Products Inc Trust 2.543% due 01/26/36 " §	$1,923,540	$1,574,983
2.641% due 12/26/46 " §	1,337,476	1,033,334
Citigroup Mortgage Loan Trust Inc 2.708% due 08/25/35 * " § Y	820,476	609,171
Countrywide Home Loan Mortgage Pass-Through Trust 0.514% due 03/25/35 " §	1,581,261	1,398,246
2.530% due 05/20/34 " §	1,810,547	1,737,392
2.766% due 08/25/34 * " § Y	256,411	228,886
Credit Suisse First Boston Mortgage Securities Corp 0.804% due 03/25/32 " § ~	256,275	238,300
Downey Savings & Loan Association Mortgage Loan Trust 2.486% due 07/19/44 " §	1,169,999	1,167,909
Fannie Mae 0.254% due 07/25/37 " §	420,147	395,249
0.613% due 04/18/28 " §	114,989	116,095
0.663% due 10/18/30 " §	744	754
0.694% due 03/25/17 " §	6,191	6,207
0.794% due 05/25/40 " §	3,521,889	3,556,440
5.000% due 03/25/21 "	33,574	34,815
6.377% due 10/25/42 " §	1,038,610	1,214,545
Fannie Mae (IO) 6.506% due 10/25/35 " §	7,598	1,496
First Horizon Alternative Mortgage Securities Trust 2.242% due 06/25/34 " §	6,101,503	6,011,359
2.261% due 03/25/35 " §	1,393,187	1,107,991
6.000% due 01/25/35 "	80,766	77,343
Freddie Mac 0.557% due 12/15/29 " §	19,474	19,578
3.500% due 07/15/32 "	26,085	26,585
7.000% due 09/15/21 "	25,648	28,021
7.500% due 01/15/23 - 09/20/26 "	783,793	889,255
Freddie Mac Structured Pass-Through Securities 1.383% due 10/25/44 " §	1,997,368	2,066,725
1.583% due 07/25/44 " §	10,382,170	10,661,009
Government National Mortgage Association 0.742% due 05/20/65 " §	2,288,996	2,284,177
0.792% due 07/20/65 - 08/20/65 " §	14,796,147	14,805,277
7.000% due 02/16/29 "	74,316	78,303
Great Hall Mortgages No 1 PLC (United Kingdom) 0.470% due 06/18/39 " § ~	8,236,586	7,544,425
GreenPoint Mortgage Funding Trust 0.464% due 11/25/45 " §	71,119	62,044
HarborView Mortgage Loan Trust 0.956% due 02/19/34 " §	17,091	16,999
Impac CMB Trust 0.734% due 05/25/35 " §	141,711	131,558
Impac Secured Assets Trust 0.364% due 01/25/37 " §	1,845,377	1,621,603
IndyMac ARM Trust 1.796% due 01/25/32 " §	37,570	36,412
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 " ~	2,434,770	2,070,696
JP Morgan Mortgage Trust 0.494% due 10/25/35 * " § Y	4,891,151	3,783,682
Lehman Mortgage Trust 5.750% due 02/25/37 * " Y	13,742,308	10,850,473
Marche Mutui SARL (Italy) 2.231% due 01/27/64 " § ~	EUR 6,508,743	7,404,425
MASTR Adjustable Rate Mortgages Trust 2.713% due 04/21/34 " §	$65,904	67,397
MASTR Alternative Loan Trust 0.594% due 03/25/36 * " § Y	858,506	210,493

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust 0.444% due 11/25/35 " §	$113,432	$106,847
2.571% due 06/25/35 " §	116,215	113,827
PHH Alternative Mortgage Trust 0.354% due 02/25/37 " §	24,834,264	21,122,908
Provident Funding Mortgage Loan Trust 2.542% due 04/25/34 " §	7,359	7,379
Reperforming Loan REMIC Trust 0.534% due 06/25/35 " § ~	4,196,040	3,736,654
Residential Accredit Loans Inc Trust 5.750% due 01/25/33 "	7,259	7,281
Residential Asset Securitization Trust (IO) 4.756% due 11/25/35 " §	4,751,118	610,329
Residential Funding Mortgage Securities I Trust 3.161% due 09/25/35 * " § Y	1,064,611	851,322
Residential Mortgage Securities PLC (United Kingdom) 1.736% due 06/15/46 " § ~	GBP 3,262,245	4,853,750
ResLoC UK PLC (United Kingdom) 0.122% due 12/15/43 " § ~	EUR 4,004,559	3,949,163
Sequoia Mortgage Trust 0.566% due 07/20/33 " §	$1,198,409	1,135,457
Structured Adjustable Rate Mortgage Loan Trust 2.431% due 01/25/35 " §	739,984	707,103
Structured Asset Mortgage Investments II Trust 0.404% due 05/25/46 " §	1,520,220	1,203,336
0.424% due 05/25/45 " §	360,738	319,337
0.466% due 07/19/35 " §	436,171	405,846
0.474% due 02/25/36 " §	1,560,653	1,272,602
Structured Asset Mortgage Investments Trust 0.876% due 09/19/32 " §	111,550	109,205
Suntrust Alternative Loan Trust (IO) 4.906% due 12/25/35 " §	13,541,426	1,752,084
WaMu Mortgage Pass-Through Certificates Trust 0.464% due 12/25/45 " §	93,159	90,131
0.484% due 10/25/45 " §	96,493	89,964
1.583% due 08/25/42 " §	58,845	56,181
Washington Mutual Mortgage Pass-Through Certificates Trust 5.750% due 01/25/36 * " Y	3,611,803	3,236,291
Washington Mutual Mortgage Pass-Through Certificates Trust (IO) 4.656% due 11/25/35 " §	22,950,164	3,261,677
4.756% due 11/25/35 " §	6,550,379	871,610
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.225% due 02/25/33 " §	51,227	51,348
Wells Fargo Mortgage-Backed Securities Trust 2.597% due 03/25/36 * " § Y	226,199	220,583
2.619% due 12/25/34 " §	645,555	638,035
2.695% due 07/25/36 * " § Y	4,914,599	4,863,286
2.705% due 04/25/36 * " § Y	1,665,771	1,632,580
2.725% due 10/25/33 " §	130,653	132,170
5.705% due 04/25/36 " §	575,905	125,329

		191,596,288

Fannie Mae - 40.8%

1.383% due 08/01/42 - 10/01/44 " §	1,634,943	1,676,744
1.787% due 07/01/33 " §	24,163	25,304
1.820% due 02/01/33 " §	514,258	544,527
1.853% due 09/01/35 " §	328,228	342,451
1.930% due 03/01/33 " §	477,568	498,643
1.972% due 12/01/34 " §	2,164,101	2,284,928
1.973% due 09/01/33 " §	58,808	61,668

	Principal Amount	Value
2.000% due 08/01/36 " §	$914,852	$963,934
2.050% due 02/01/33 " §	6,735	7,119
2.080% due 04/01/35 " §	862,195	912,969
2.096% due 11/01/34 " §	18,958	20,086
2.107% due 07/01/35 " §	2,359,346	2,499,607
2.132% due 12/01/34 " §	8,519	9,049
2.151% due 01/01/34 " §	16,730	17,627
2.158% due 07/01/33 " §	49,823	52,663
2.178% due 08/01/35 " §	643,505	676,510
2.195% due 01/01/25 " §	53,292	55,213
2.246% due 01/01/23 " §	80,032	84,174
2.262% due 03/01/34 " §	18,453	19,612
2.305% due 04/01/34 " §	61,394	62,153
2.310% due 08/01/22 "	1,200,000	1,210,700
2.324% due 03/01/33 " §	19,936	21,284
2.325% due 11/01/23 " §	70	70
2.344% due 12/01/22 " §	19,842	20,612
2.345% due 04/01/27 " §	11,003	11,126
2.407% due 08/01/34 " §	4,192	4,441
2.552% due 11/01/34 " §	5,283,800	5,635,884
2.625% due 06/01/34 " §	11,232	11,923
2.870% due 09/01/27 "	4,800,000	4,824,106
3.000% due 04/01/27 - 11/01/45 "	87,238,592	88,734,872
3.243% due 05/01/36 " §	50,582	53,279
3.330% due 11/01/21 "	373,136	394,845
3.500% due 11/01/30 - 11/01/45 "	283,000,000	295,066,575
3.507% due 05/01/36 " §	43,375	46,248
3.579% due 05/01/36 " §	1,577,236	1,683,273
4.000% due 01/01/16 - 11/01/45 "	440,046,144	468,490,456
4.500% due 03/01/18 - 10/01/45 "	195,768,425	212,127,800
4.528% due 09/01/34 " §	470,508	503,709
4.949% due 09/01/35 " §	176,009	187,449
5.000% due 01/01/23 - 11/01/45 "	92,586,967	102,057,800
5.321% due 01/01/36 " §	180,079	191,289
5.500% due 08/01/18 - 10/01/45 "	40,766,252	44,955,946
6.000% due 04/01/16 - 10/01/45 "	59,705,227	67,619,537
6.500% due 01/01/16 - 09/01/37 "	1,643,814	1,874,121
7.500% due 01/01/33 "	36,264	44,161
8.000% due 05/01/30 - 08/01/30 "	11,494	12,120
8.500% due 07/01/32 "	3,295	3,578

		1,306,602,185

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	75,836	72,016
7.430% due 10/01/20 - 11/01/22 "	19,284	18,415

		90,431

Freddie Mac - 2.9%

1.874% due 09/01/35 " §	535,855	566,403
2.262% due 01/01/28 " §	8,103	8,411
2.487% due 05/01/23 " §	3,886	4,032
2.493% due 03/01/32 " §	79,610	84,722
2.499% due 03/01/32 " §	113,118	120,108
2.500% due 05/01/32 - 07/01/32 " §	17,239	18,022
3.086% due 06/01/17 " §	581	580
3.500% due 11/01/45 "	37,000,000	38,435,188
4.000% due 11/01/45 "	13,000,000	13,815,547
4.500% due 10/01/45 - 11/01/45 "	23,000,000	24,895,510
5.500% due 03/01/23 - 05/01/40 "	11,538,890	12,850,185
6.000% due 03/03/18 - 10/01/22 "	550,270	619,452
6.500% due 12/01/15 - 05/01/17 "	78,550	80,117
7.000% due 10/01/37 "	88,878	103,412

		91,601,689

Government National Mortgage Association - 1.8%

1.625% due 12/20/22 - 12/20/32 " §	1,369,025	1,421,884
1.750% due 05/20/22 - 03/20/33 " §	2,462,537	2,545,914
2.000% due 10/20/24 - 09/20/30 " §	105,617	109,680
2.125% due 09/20/22 - 07/20/24 " §	59,655	60,283
2.250% due 03/20/29 " §	35,974	36,038

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
2.500% due 11/20/24 - 02/20/25 " §	$130,852	$135,824
3.000% due 08/20/20 " §	33,653	34,251
3.500% due 11/01/45 - 12/01/45 "	15,000,000	15,672,358
4.000% due 10/01/45 - 11/01/45 "	26,000,000	27,677,796
5.000% due 05/15/33 - 11/15/41 "	9,612,373	10,630,991
6.000% due 06/15/38 - 09/15/38 "	31,450	35,719
7.500% due 07/15/31 - 12/15/31 "	48,681	60,787
8.000% due 12/15/29 - 08/15/32 "	407,958	470,732
8.500% due 09/15/16 - 12/15/30 "	430,314	453,436
9.000% due 02/15/17 - 04/15/20 "	7,072	7,711
10.000% due 07/15/22 - 02/15/25 "	4,007	4,450

		59,357,854

Total Mortgage-Backed Securities (Cost $1,819,883,557)		1,837,191,126

ASSET-BACKED SECURITIES - 6.1%

ABFC Trust 0.744% due 07/25/35 " §	5,600,000	4,480,039
ACE Securities Corp Home Equity Loan Trust 0.854% due 11/25/35 " §	4,339,298	4,285,653
Ally Auto Receivables Trust 0.680% due 07/17/17 "	10,457,832	10,456,907
Argent Securities Inc Asset-Backed Pass-Through Certificates 0.574% due 02/25/36 " §	3,181,622	2,158,377
Bear Stearns Asset-Backed Securities I Trust 0.304% due 11/25/36 " §	1,036,941	1,032,298
CIFC Funding Ltd (Cayman) 1.459% due 08/14/24 " § ~	19,000,000	19,063,316
Citigroup Mortgage Loan Trust 0.334% due 12/25/36 " §	11,833,818	10,751,130
0.344% due 12/25/36 " §	7,135,083	4,071,650
0.354% due 12/25/36 " § ~	3,945,352	2,609,081
Countrywide Asset-Backed Certificates 0.324% due 12/25/36 * " § Y	8,983,458	7,977,598
0.334% due 06/25/47 * " § Y	12,728,155	9,978,403
0.344% due 05/25/37 " §	5,311,989	4,770,086
0.644% due 03/25/47 * " § Y ~	3,415,073	2,545,182
CWABS Asset-Backed Certificates Trust 0.344% due 02/25/37 " §	5,178,192	4,988,305
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	59,797	62,793
EFS Volunteer No 2 LLC 1.074% due 07/26/27 " § ~	3,915,090	3,908,080
FBR Securitization Trust 0.959% due 09/25/35 " §	28,530,000	20,909,409
Hillmark Funding Ltd (Cayman) 0.583% due 05/21/21 " § ~	9,646,562	9,484,408
Home Equity Mortgage Loan Asset-Backed Trust 0.514% due 04/25/37 " §	8,361,279	6,314,522
Imc Home Equity Loan Trust 6.340% due 08/20/29 " §	5,194	5,165
Jubilee I-R BV CDO (Netherlands) 0.258% due 07/30/24 " § ~	EUR 3,105,143	3,424,955
Lehman ABS Mortgage Loan Trust 0.284% due 06/25/37 " § ~	$1,627,726	1,066,923
Lehman XS Trust 0.364% due 02/25/37 * " § Y	7,782,433	4,400,904
Malin BV CLO (Netherlands) 0.246% due 05/07/23 " § ~	EUR 1,755,860	1,913,143
Mastr Asset Backed Securities Trust 0.444% due 04/25/36 " §	$11,203,015	4,848,329
Mid-State Trust VI 7.340% due 07/01/35 "	912,803	984,123
Mid-State Trust VIII 7.791% due 03/15/38 "	452,270	469,185

	Principal Amount	Value
Morgan Stanley ABS Capital I Inc Trust 0.374% due 03/25/37 " §	$3,708,746	$1,910,316
0.444% due 03/25/37 " §	6,209,993	3,232,755
Option One Mortgage Loan Trust 0.414% due 02/25/37 " §	20,068,632	12,063,656
Park Place Securities Inc Asset-Backed Pass-Through Certificates 0.744% due 07/25/35 " §	6,700,000	5,081,555
Penta SA CLO (Luxembourg) 0.268% due 06/04/24 " § ~	EUR 975,311	1,076,863
People’s Choice Home Loan Securities Trust 0.714% due 12/25/35 * " § Y	$1,856,868	1,685,033
RAAC Trust 0.844% due 06/25/47 " §	2,828,640	2,408,349
RASC Trust 0.354% due 11/25/36 * " § Y	1,594,246	1,372,473
0.604% due 01/25/36 " §	3,500,000	3,106,106
Renaissance Home Equity Loan Trust 1.074% due 08/25/33 " §	268,709	254,231
Securitized Asset-Backed Receivables LLC Trust 0.634% due 08/25/35 * " § Y	12,700,000	7,778,013
Soundview Home Loan Trust 0.304% due 02/25/37 " §	1,816,193	764,937
Toyota Auto Receivables Owner Trust 0.400% due 12/15/16 "	5,901,723	5,899,681

Total Asset-Backed Securities (Cost $191,675,266)		193,593,932

U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae 5.000% due 05/11/17	2,700,000	2,889,842
5.375% due 06/12/17	5,300,000	5,722,087
Freddie Mac 1.250% due 08/01/19	7,500,000	7,504,470
1.250% due 10/02/19	12,400,000	12,380,445
3.750% due 03/27/19	3,100,000	3,375,832
United States Small Business Administration 6.120% due 09/01/21	281,787	304,643

Total U.S. Government Agency Issues (Cost $31,976,313)		32,177,319

U.S. TREASURY OBLIGATIONS - 33.5%

U.S. Treasury Bonds - 11.9%

2.500% due 02/15/45	11,900,000	10,965,969
2.750% due 08/15/42	26,200,000	25,574,685
2.750% due 11/15/42	31,800,000	30,994,220
2.875% due 05/15/43	1,100,000	1,097,279
2.875% due 08/15/45	48,800,000	48,830,852
3.000% due 05/15/42	20,300,000	20,842,396
3.000% due 11/15/44	51,100,000	52,231,098
3.125% due 02/15/42	11,300,000	11,901,781
3.125% due 02/15/43	1,900,000	1,991,339
3.125% due 08/15/44	49,900,000	52,271,010
3.375% due 05/15/44 ‡	22,600,000	24,822,913
4.250% due 05/15/39	26,900,000	33,932,521
4.375% due 11/15/39	30,300,000	38,903,927
4.375% due 05/15/40	3,700,000	4,752,957
4.500% due 08/15/39	11,100,000	14,492,515
4.625% due 02/15/40	5,500,000	7,314,604

		380,920,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
U.S. Treasury Inflation Protected Securities - 17.6%

0.125% due 04/15/17 ^	$11,663,103	$11,624,988
0.125% due 04/15/20 ^ ‡	13,655,940	13,582,143
0.125% due 01/15/22 ^ ‡	92,473,510	90,258,030
0.125% due 07/15/22 ^ ‡	33,624,396	32,842,225
0.125% due 07/15/24 ^ ‡	58,295,220	55,723,526
0.250% due 01/15/25 ^	1,813,680	1,741,227
0.375% due 07/15/25 ^	19,219,050	18,746,687
0.625% due 07/15/21 ^ ‡	9,741,696	9,890,354
0.750% due 02/15/42 ^	1,689,872	1,483,963
0.750% due 02/15/45 ^	12,972,416	11,287,442
1.125% due 01/15/21 ^ ‡	21,710,303	22,590,439
1.250% due 07/15/20 ^ ‡	766,017	805,111
1.375% due 02/15/44 ^	2,969,600	3,022,014
1.750% due 01/15/28 ^	76,669,092	84,916,540
2.000% due 01/15/26 ^	27,775,902	31,220,392
2.375% due 01/15/25 ^	51,276,645	59,100,692
2.375% due 01/15/27 ^	21,893,270	25,671,720
2.500% due 01/15/29 ^	65,471,473	78,698,347
3.625% due 04/15/28 ^	885,324	1,175,619
3.875% due 04/15/29 ^	7,258,600	10,025,847

		564,407,306

U.S. Treasury Notes - 4.0%

2.250% due 11/15/24 ‡	41,400,000	42,197,530
2.375% due 08/15/24 ‡	23,700,000	24,422,257
2.500% due 05/15/24	42,900,000	44,711,796
2.750% due 02/15/24	15,500,000	16,481,661

		127,813,244

Total U.S. Treasury Obligations (Cost $1,093,850,837)		1,073,140,616

FOREIGN GOVERNMENT BONDS & NOTES - 9.3%

Brazil Letras do Tesouro Nacional (Brazil) 12.643% due 01/01/16	BRL 190,700,000	46,488,663
13.637% due 04/01/16	268,500,000	63,194,924
13.970% due 07/01/16	259,000,000	58,741,291
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/25	43,700,000	8,080,318
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,546,935
Italy Buoni Poliennali Del Tesoro (Italy) 4.500% due 03/01/24	EUR 700,000	960,482
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	$12,300,000	12,380,048
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 98,100,000	6,032,719
8.000% due 06/11/20	179,300,000	11,883,306
8.500% due 12/13/18	220,000,000	14,434,857
10.000% due 12/05/24	56,900,000	4,296,061
Province of Ontario (Canada) 1.650% due 09/27/19	$17,200,000	17,204,455
3.000% due 07/16/18	2,500,000	2,621,678
3.150% due 06/02/22	CAD 11,300,000	9,114,261
4.000% due 06/02/21	16,300,000	13,732,185
4.200% due 06/02/20	10,800,000	9,098,049
4.400% due 04/14/20	$2,400,000	2,678,374
Province of Quebec (Canada) 2.750% due 08/25/21	3,600,000	3,729,506
3.500% due 07/29/20	2,400,000	2,590,961
3.500% due 12/01/22	CAD 1,900,000	1,561,161
4.250% due 12/01/21	7,500,000	6,415,774
Spain Government (Spain) 2.150% due 10/31/25 ~	EUR 900,000	1,029,947

Total Foreign Government Bonds & Notes (Cost $354,222,145)		297,815,955

	Principal Amount	Value
MUNICIPAL BONDS - 4.9%

American Municipal Power Inc OH ‘B’ 8.084% due 02/15/50	$4,600,000	$6,695,300
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	1,700,000	2,054,739
California State Public Works Board ‘B2’ 7.804% due 03/01/35	4,700,000	6,225,667
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	8,073,072
Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	1,900,000	2,004,101
City of Chicago IL ‘B’ 5.630% due 01/01/22	3,500,000	3,489,640
7.750% due 01/01/42	5,600,000	5,612,824
City of Los Angeles Wastewater Systems Revenue CA ‘A’ 5.713% due 06/01/39	1,600,000	1,927,760
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	2,300,000	3,151,782
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	343,716
Metropolitan Transportation Authority NY ‘E’ 7.134% due 11/15/30	22,300,000	26,800,140
Municipal Electric Authority of Georgia 6.655% due 04/01/57	7,300,000	8,580,493
New York State Dormitory Authority 5.051% due 09/15/27	2,100,000	2,417,688
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,827,312
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,444,190
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	44,354,860
State of California 7.550% due 04/01/39	2,350,000	3,387,290
7.600% due 11/01/40	6,100,000	8,933,389
7.950% due 03/01/36	1,200,000	1,439,592
State of Iowa 6.750% due 06/01/34	1,000,000	1,145,650
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,420,000	7,362,111
Washington State Convention Center Public Facilities District 6.790% due 07/01/40	7,400,000	9,200,864

Total Municipal Bonds (Cost $136,471,179)		157,472,180

PURCHASED OPTIONS - 0.2%
(See Note (h) in Notes to Schedule of Investments) (Cost $6,079,922)		5,019,343

SHORT-TERM INVESTMENTS - 3.0%

Commercial Paper - 1.4%

ENI Finance USA Inc (Italy) 0.551% due 10/26/15 ~	12,400,000	12,399,343
1.280% due 06/02/16	3,500,000	3,476,299
Entergy Corp 0.950% due 10/28/15	5,600,000	5,598,036
0.950% due 11/04/15	4,000,000	3,998,203

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Ford Motor Credit Co LLC 0.850% due 11/05/15	$5,300,000	$5,297,440
1.070% due 01/07/16	15,500,000	15,475,576

		46,244,897

Foreign Government Issues - 1.2%

Japan Treasury Bills (Japan) (0.035%) due 12/28/15	JPY 3,910,000,000	32,595,582
Mexico Cetes (Mexico) 3.620% due 05/26/16	MXN 79,000,000	4,566,769

		37,162,351

U.S. Treasury Bills - 0.3%

0.110% due 01/07/16 ‡	$661,000	660,975
0.117% due 01/14/16 ‡	1,208,000	1,207,973
0.122% due 01/14/16 ‡	3,598,000	3,597,921
0.155% due 02/11/16 ‡	762,000	761,937
0.162% due 01/21/16 ‡	1,595,000	1,594,938
0.183% due 02/18/16 ‡	81,000	80,994
0.185% due 02/18/16 ‡	301,000	300,976

		8,205,714

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $4,454,179; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $4,547,813)	4,454,179	4,454,179

Total Short-Term Investments (Cost $96,272,306)		96,067,141

TOTAL INVESTMENTS - 142.3% (Cost $4,581,980,565)		4,551,875,957

TOTAL SECURITIES SOLD SHORT - (0.7%)
(See Note (c) in Notes to Schedule of Investments) (Proceeds $22,680,000)		(22,753,009)

OTHER ASSETS & LIABILITIES, NET - (41.6%)		(1,330,178,459)

NET ASSETS - 100.0%		$3,198,944,489

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $82,977,846 or 2.6% of the portfolio’s net assets were in default as of September 30, 2015.

(b)	As of September 30, 2015, investments with a total aggregate value of $60,765,341 were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	Securities sold short outstanding as of September 30, 2015 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.7%)
Fannie Mae
4.500% due 11/12/45	$21,000,000	($22,753,009)

Total Securities Sold Short (Proceeds $22,680,000)		($22,753,009)

(d)	The average amount of borrowing by the portfolio on reverse repurchase agreements outstanding during the nine-month period ended September 30, 2015 was $5,321,547 at a weighted average interest rate of (0.069%). The average amount of borrowings by the portfolio on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedule of Investments) outstanding during the nine-month period ended September 30, 2015 was $20,754,467 at a weighted average interest rate of 0.100%.

(e)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bobl (12/15)	87	$61,152
Euro-BTP (12/15)	652	2,263,780
Euro-Bund (11/15)	500	(475)
Euro-Schatz (11/15)	848	(806)
Euro-Schatz (12/15)	319	37,089
U.S. Treasury 5-Year Notes (12/15)	2,916	3,223,905
U.S. Treasury 10-Year Notes (12/15)	681	871,137
U.S. Treasury 30-Year Bonds (12/15)	98	21,919

		6,477,701

Short Futures Outstanding
90-Day LIBOR Sterling (03/17)	907	(656,256)
90-Day LIBOR Sterling (06/17)	605	(476,943)
Australia Treasury 10-Year Notes (12/15)	102	(31,761)
Canada Treasury 10-Year Notes (12/15)	230	266,056
Euro-Bund (10/15)	145	(35,783)
Euro-Bund (10/15)	332	23,318
Euro-Bund (12/15)	497	(1,544,852)
Eurodollar (09/16)	3,053	(3,940,265)
Eurodollar (12/16)	650	(1,095,380)
Eurodollar (03/17)	2,490	(3,803,021)
Eurodollar (03/18)	1,633	(2,705,235)
United Kingdom 10-Year Notes (12/15)	68	(94,352)

		(14,094,474)

Total Futures Contracts		($7,616,773)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(f)	A reverse repurchase agreement outstanding as September 30, 2015 was as follows:

Counterparty	Collateral Pledged	Interest Rate		Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BRC	CSN Islands XI Corp 6.875% due 09/21/19; and Petrobras Global Finance BV 4.375% due 05/20/23	(2.000%	)	07/21/15	07/21/17	($1,617,414)	$1,624,000	($1,624,000)

Total Reverse Repurchase Agreement								($1,624,000)

(g)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	18,079,000	USD	12,868,157	11/15	CIT	($206,473)
AUD	19,976,000	USD	14,246,990	11/15	GSC	(256,736)
BRL	172,263,060	USD	43,343,070	10/15	BNP	108,326
BRL	15,042,750	USD	3,875,000	10/15	BOA	(80,638)
BRL	5,847,488	USD	1,415,000	10/15	CIT	59,962
BRL	53,323,746	USD	13,590,000	10/15	CSF	(139,692)
BRL	4,409,900	USD	1,100,000	10/15	CSF	12,347
BRL	32,300,000	USD	10,024,988	10/15	DUB	(1,877,681)
BRL	218,562,134	USD	54,254,141	10/15	DUB	875,669
BRL	41,126,796	USD	9,761,000	10/15	GSC	612,766
BRL	57,280,000	USD	15,970,557	10/15	HSB	(1,522,329)
BRL	200,050,573	USD	58,188,482	10/15	JPM	(7,728,002)
BRL	6,065,852	USD	1,493,059	10/15	JPM	36,983
BRL	178,950,000	USD	44,810,017	10/15	UBS	328,084
BRL	54,623,437	USD	13,656,884	11/15	DUB	(29,753)
BRL	10,586,822	USD	2,541,000	11/15	DUB	100,138
BRL	1,390,702	USD	403,980	01/18	JPM	(124,907)
CAD	12,314,761	USD	9,194,429	10/15	BOA	33,271
CAD	57,505,083	USD	43,149,532	10/15	JPM	(58,701)
CAD	3,838,000	USD	2,920,560	11/15	JPM	(45,156)
CNY	20,536,038	USD	3,169,142	11/15	HSB	45,460
CNY	38,851,393	USD	5,975,000	11/15	SCB	106,589
DKK	32,038,000	USD	4,702,066	11/15	CIT	100,433
EUR	68,558,000	USD	77,359,751	10/15	GSC	(753,070)
EUR	1,261,000	USD	1,405,705	10/15	GSC	3,336
EUR	49,309,000	USD	55,521,050	10/15	JPM	(423,193)
EUR	10,277,000	USD	11,529,516	11/15	JPM	(40,468)
EUR	20,576,000	USD	23,029,174	11/15	UBS	(26,483)
EUR	2,104,000	USD	2,841,557	06/16	BOA	(477,794)
EUR	6,656,000	USD	8,996,250	06/16	DUB	(1,518,490)
GBP	20,323,000	USD	30,897,073	10/15	BOA	(153,466)
ILS	110,732,304	USD	28,212,052	10/15	JPM	16,955
ILS	7,142,000	USD	1,824,219	11/15	BOA	(2,299)
ILS	11,348,928	USD	2,880,000	11/15	BOA	15,105
ILS	4,418,000	USD	1,145,212	11/15	BRC	(18,183)
ILS	34,168,501	USD	8,807,597	11/15	CIT	(91,233)
ILS	8,120,000	USD	2,095,971	11/15	DUB	(24,564)
ILS	46,698,766	USD	12,132,207	11/15	JPM	(219,381)
ILS	16,885,070	USD	4,378,000	11/15	MSC	(70,629)
INR	860,134,530	USD	13,354,053	10/15	BOA	(264,628)
INR	1,179,583,193	USD	18,133,485	11/15	CIT	(274,626)
JPY	15,813,421,000	USD	131,832,340	10/15	HSB	(15,385)
JPY	10,714,800,000	USD	88,595,134	11/15	GSC	764,877
JPY	1,885,100,000	USD	15,703,893	11/15	UBS	17,591
KRW	14,388,212,700	USD	12,118,124	10/15	BOA	12,055
KRW	4,535,326,521	USD	3,858,966	10/15	CIT	(35,396)
KRW	2,675,946,000	USD	2,262,000	10/15	GSC	(6,007)
MXN	49,676,000	USD	2,887,485	12/15	CIT	33,229
MXN	2,015,000	USD	116,905	12/15	CSF	1,567
MXN	68,163,006	USD	3,954,000	12/15	JPM	53,663
MXN	70,854,128	USD	4,115,000	12/15	RBS	50,888
MXN	115,224,680	USD	6,798,049	12/15	UBS	(23,382)
MXN	234,953,000	USD	13,759,253	12/15	UBS	54,873
MYR	5,319,725	USD	1,259,000	10/15	CIT	(47,597)
MYR	6,880,500	USD	1,591,971	10/15	JPM	(25,150)
MYR	42,057,909	USD	9,927,513	10/15	SCB	(350,123)
PHP	17,801,200	USD	382,000	10/15	BRC	(1,480)
PHP	126,918,600	USD	2,705,000	10/15	SCB	10,085

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PHP	33,439,700	USD	713,000	10/15	UBS	$2,353
PHP	160,358,300	USD	3,399,582	01/16	UBS	5,702
RUB	40,786,740	USD	612,000	10/15	BNP	10,832
RUB	164,059,760	USD	2,476,000	10/15	CSF	3,284
RUB	257,968,920	USD	4,058,029	10/15	DUB	(118,729)
RUB	81,830,000	USD	1,225,000	10/15	JPM	24,581
RUB	118,728,968	USD	1,806,000	10/15	SGN	(3,260)
RUB	955,518,402	USD	14,364,000	10/15	SGN	171,031
RUB	61,790,125	USD	921,690	11/15	BOA	5,778
RUB	333,879,753	USD	5,014,000	11/15	SGN	(2,471)
RUB	647,092,712	USD	9,538,021	11/15	SGN	174,829
SGD	3,246,000	USD	2,286,186	10/15	BRC	(5,635)
SGD	7,136,679	USD	5,007,758	10/15	CIT	6,278
SGD	7,172,000	USD	5,106,807	10/15	CSF	(67,955)
THB	249,443,540	USD	6,860,383	10/15	BOA	7,735
THB	10,758,020	USD	299,000	10/15	BRC	(2,661)
THB	21,941,490	USD	610,115	10/15	GSC	(5,732)
THB	31,537,120	USD	867,358	10/15	GSC	978
THB	161,585,720	USD	4,486,000	10/15	JPM	(36,938)
TWD	76,915,240	USD	2,371,000	10/15	BRC	(43,497)
TWD	22,734,975	USD	692,084	10/15	DUB	(4,110)
TWD	127,695,830	USD	3,914,648	10/15	GSC	(50,493)
TWD	22,734,975	USD	699,000	10/15	HSB	(9,601)
TWD	83,876,910	USD	2,586,000	12/15	JPM	(51,978)
USD	7,056,879	AUD	9,946,000	11/15	CIT	91,167
USD	20,067,478	AUD	28,045,000	11/15	GSC	426,075
USD	6,579,000	BRL	26,441,904	10/15	BNP	(90,669)
USD	48,415,495	BRL	145,821,156	10/15	BNP	11,633,769
USD	3,709,385	BRL	15,042,750	10/15	BOA	(84,977)
USD	1,471,844	BRL	5,847,488	10/15	CIT	(3,119)
USD	7,725,867	BRL	30,694,096	10/15	CSF	(16,370)
USD	7,115,000	BRL	27,039,550	10/15	CSF	294,581
USD	32,125,330	BRL	128,969,480	10/15	DUB	(405,754)
USD	31,229,767	BRL	121,892,654	10/15	DUB	483,733
USD	291,934	BRL	1,159,823	10/15	GSC	(619)
USD	10,568,000	BRL	39,966,973	10/15	GSC	486,786
USD	14,417,680	BRL	57,280,000	10/15	HSB	(30,548)
USD	38,227,049	BRL	151,872,242	10/15	JPM	(80,996)
USD	15,067,201	BRL	54,244,184	10/15	JPM	1,384,723
USD	70,124,481	BRL	178,950,000	10/15	UBS	24,986,381
USD	53,419,010	BRL	216,816,354	11/15	DUB	(671,046)
USD	4,430,000	BRL	17,631,400	11/15	UBS	31,423
USD	9,710,983	BRL	33,600,000	01/16	CSF	1,503,233
USD	2,700,000	BRL	7,781,130	01/16	DUB	799,239
USD	44,253,398	BRL	131,500,000	01/16	JPM	12,130,808
USD	8,902,180	BRL	25,600,000	01/16	MSC	2,648,657
USD	22,128,534	BRL	73,903,773	04/16	CIT	4,560,663
USD	14,680,892	BRL	58,474,802	04/16	CSF	791,390
USD	47,176,080	BRL	170,400,000	04/16	MSC	6,701,020
USD	22,664,942	BRL	87,600,000	07/16	JPM	2,363,197
USD	33,514,212	BRL	129,700,000	07/16	MSC	3,423,772
USD	10,804,508	BRL	41,700,000	07/16	UBS	1,140,321
USD	13,010,499	BRL	49,567,841	10/16	DUB	1,763,194
USD	406,757	BRL	1,390,702	01/18	BNP	127,683
USD	43,442,121	CAD	57,505,083	10/15	SCB	351,290
USD	305,151	CAD	400,000	11/15	CSF	5,474
USD	43,141,640	CAD	57,505,083	11/15	JPM	57,501
USD	347,159	CAD	458,000	11/15	UBS	4,028
USD	560,798	CHF	550,000	11/15	DUB	(4,321)
USD	935,000	CNY	6,152,300	11/15	BOA	(28,048)
USD	5,142,315	CNY	33,337,627	11/15	CSF	(76,178)
USD	2,245,801	CNY	14,503,382	11/15	HSB	(24,481)
USD	812,455	CNY	5,280,959	11/15	SCB	(14,198)
USD	26,880,499	EUR	24,070,000	10/15	CIT	(15,309)
USD	17,112,013	EUR	15,062,000	10/15	GSC	281,741
USD	5,977,899	EUR	5,368,000	10/15	JPM	(20,302)
USD	22,892,593	EUR	20,194,000	10/15	JPM	327,826
USD	38,566,415	EUR	33,858,000	10/15	MSC	733,500
USD	23,018,371	EUR	20,576,000	10/15	UBS	26,757

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	12,730,161	EUR	11,356,000	11/15	GSC	$34,858
USD	18,772,515	EUR	13,950,000	02/16	DUB	3,148,856
USD	89,392,478	EUR	65,281,000	06/16	BOA	16,047,058
USD	18,290,915	EUR	13,302,000	06/16	BRC	3,341,399
USD	26,025,754	EUR	19,008,000	06/16	DUB	4,670,996
USD	31,556,555	GBP	20,323,000	10/15	SCB	812,947
USD	30,892,342	GBP	20,323,000	11/15	BOA	153,375
USD	2,024,435	GBP	1,290,000	11/15	GSC	73,380
USD	67,628,830	ILS	254,301,308	10/15	DUB	2,799,749
USD	1,311,496	ILS	4,971,752	11/15	DUB	43,206
USD	28,236,512	ILS	110,732,304	12/15	JPM	(20,005)
USD	996,873	INR	66,690,780	10/15	BRC	(18,020)
USD	2,005,000	INR	132,510,450	10/15	JPM	(11,528)
USD	3,956,000	INR	254,904,860	10/15	SCB	76,888
USD	4,152,299	INR	275,525,821	11/15	DUB	(19,154)
USD	16,223,868	INR	1,055,281,473	11/15	JPM	246,934
USD	3,659,470	INR	238,505,970	11/15	SCB	48,496
USD	32,500,000	JPY	3,903,380,000	10/15	CSF	(46,892)
USD	131,552,600	JPY	15,813,421,000	10/15	MSC	(264,355)
USD	20,348,696	JPY	2,450,000,000	11/15	CIT	(83,979)
USD	30,711,005	JPY	3,681,600,000	11/15	CIT	6,949
USD	47,235,871	JPY	5,778,400,000	11/15	GSC	(955,219)
USD	131,888,415	JPY	15,813,421,000	11/15	HSB	19,485
USD	1,663,084	JPY	201,500,000	11/15	JPM	(17,399)
USD	4,046,347	JPY	485,800,000	11/15	UBS	(5,160)
USD	4,021,325	JPY	480,100,000	11/15	UBS	17,355
USD	5,179,949	KRW	6,087,838,341	10/15	CIT	47,513
USD	5,967,361	KRW	7,119,062,000	10/15	CSF	(34,461)
USD	3,912,679	KRW	4,699,128,000	10/15	GSC	(48,985)
USD	8,812,742	KRW	10,365,723,100	10/15	JPM	73,777
USD	1,398,000	KRW	1,675,852,500	10/15	SCB	(14,850)
USD	21,200,614	MXN	360,919,252	12/15	CSF	(19,732)
USD	10,202,000	MXN	174,954,049	12/15	DUB	(84,471)
USD	14,972,002	MXN	253,738,000	12/15	DUB	53,407
USD	6,374,000	MXN	106,343,179	12/15	GSC	121,524
USD	5,311,000	MXN	89,689,513	12/15	HSB	37,681
USD	4,115,000	MXN	70,946,715	12/15	JPM	(56,332)
USD	810,000	MXN	13,806,045	12/15	MSC	(1,730)
USD	4,239,000	MXN	72,306,743	12/15	RBS	(12,295)
USD	1,479,000	MXN	25,422,531	12/15	UBS	(15,725)
USD	4,684,874	MXN	76,658,591	05/16	GSC	236,126
USD	897,000	MYR	3,578,582	10/15	CIT	82,089
USD	2,032,640	MYR	8,581,804	10/15	CSF	78,399
USD	1,093,684	MYR	4,638,313	10/15	DUB	37,451
USD	3,837,859	MYR	16,044,884	10/15	HSB	184,132
USD	4,614,000	MYR	18,123,792	10/15	SCB	486,866
USD	4,002,051	MYR	16,448,428	10/15	UBS	256,429
USD	5,836,000	PHP	272,599,560	10/15	CIT	8,882
USD	3,426,459	PHP	160,358,300	10/15	UBS	(3,979)
USD	934,091	RUB	61,790,125	10/15	BOA	(9,472)
USD	9,611,113	RUB	627,221,225	10/15	MSC	33,164
USD	9,629,356	RUB	647,092,712	10/15	SGN	(195,877)
USD	1,690,331	SGD	2,381,000	10/15	BOA	17,505
USD	5,641,126	SGD	7,898,000	10/15	CIT	92,206
USD	5,174,000	SGD	7,275,679	10/15	SCB	62,306
USD	168,165	SGD	241,679	12/15	CIT	(1,278)
USD	1,585,000	THB	56,489,400	10/15	CIT	29,635
USD	1,892,553	THB	68,131,900	10/15	DUB	16,626
USD	868,552	THB	31,537,120	10/15	GSC	(164)
USD	2,477,000	THB	88,305,050	10/15	JPM	45,630
USD	4,786,000	THB	172,683,160	10/15	SCB	31,384
USD	6,169,186	THB	220,548,400	10/15	UBS	96,660
USD	5,832,000	TWD	188,256,960	10/15	CIT	135,228
USD	692,148	TWD	22,734,975	10/15	DUB	2,748
USD	5,681,141	TWD	182,677,100	10/15	GSC	153,219

Total Forward Foreign Currency Contracts						$96,545,931

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(h)	Purchased options outstanding as of September 30, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call -1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	0.800%	01/19/16	MSC	$106,900,000	$178,160	$221,785
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.100%	01/29/16	BOA	154,100,000	582,771	790,256
Call - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	01/29/16	MSC	18,000,000	162,000	141,277
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.750%	01/29/16	MSC	18,000,000	279,000	101,165
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.100%	01/30/18	JPM	35,700,000	506,940	490,943

							1,708,871	1,745,426

Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.580%	05/12/16	MSC	16,800,000	537,600	176,183
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.580%	05/23/16	MSC	39,000,000	1,102,720	433,450
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	16,100,000	1,587,800	1,585,870
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	557,533
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	485,458

							4,342,512	3,238,494

							$6,051,383	$4,983,920

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 10-Year Notes (12/15)	$107.00	11/20/15	CME	433	$3,706	$6,766
Put - U.S. Treasury 10-Year Notes (12/15)	107.50	11/20/15	CME	767	6,566	11,984
Put - U.S. Treasury 5-Year Notes (12/15)	109.75	11/20/15	CME	36	308	281
Put - U.S. Treasury 5-Year Notes (12/15)	110.00	11/20/15	CME	326	2,791	2,547
Put - U.S. Treasury 5-Year Notes (12/15)	110.75	11/20/15	CME	1,772	15,168	13,845

					$28,539	$35,423

Total Purchased Options					$6,079,922	$5,019,343

(i)	Transactions in written options for the nine-month period ended September 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in AUD	Premium
Outstanding, December 31, 2014	-	796,900,000	255,800,000	26,700,000	$9,487,775
Call Options Written	9,420	1,341,800,000	200,700,000	39,000,000	10,835,774
Put Options Written	7,163	1,151,100,000	253,000,000	42,200,000	11,552,455
Call Options Exercised	(3,047)	(185,700,000)	(94,900,000)	-	(2,528,630)
Put Options Exercised	(2,654)	(16,500,000)	(45,270,000)	(43,200,000)	(1,792,249)
Call Options Expired	(4,689)	(344,200,000)	(130,800,000)	(15,600,000)	(4,528,094)
Put Options Expired	(2,960)	(658,000,000)	(234,830,000)	(10,100,000)	(8,263,563)
Call Options Closed	(1,684)	(231,900,000)	-	-	(1,602,424)
Put Options Closed	(1,549)	(115,900,000)	(51,800,000)	-	(1,816,647)

Outstanding, September 30, 2015	-	1,737,600,000	151,900,000	39,000,000	$11,344,397

(j)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG 25 5Y	1.250%	12/16/15	BOA	$11,700,000	$19,459	($20,881)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.85	10/01/15	CSF	$13,500,000	$155,250	($391,649)
Call - RUB versus USD	RUB 63.00	10/02/15	HSB	2,400,000	37,860	(90,322)
Call - INR versus USD	INR 68.00	10/28/15	JPM	5,500,000	38,500	(5,868)
Call - INR versus USD	68.25	11/02/15	BNP	4,900,000	30,650	(6,219)
Call - AUD versus USD	$0.73	11/03/15	BOA	AUD 11,000,000	49,120	(27,317)
Call - AUD versus USD	0.73	11/05/15	HSB	28,000,000	112,313	(43,296)
Call - EUR versus USD	1.15	11/12/15	UBS	EUR 23,500,000	180,220	(153,431)
Call - MYR versus USD	MYR 4.30	11/16/15	GSC	$3,900,000	64,155	(137,401)
Call - EUR versus USD	$1.17	11/20/15	CIT	EUR 28,100,000	200,051	(71,150)
Call - EUR versus USD	1.15	11/25/15	BNP	23,500,000	196,005	(158,735)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - INR versus USD	INR 69.00	11/26/15	BRC	$19,300,000	$174,086	($46,590)
Call - INR versus USD	68.50	12/04/15	BNP	5,900,000	55,342	(23,222)
Call - EUR versus USD	$1.15	12/07/15	GSC	EUR 9,200,000	79,329	(67,469)
Call - EUR versus USD	1.15	12/08/15	GSC	9,200,000	80,880	(66,224)
Call - BRL versus USD	BRL 4.45	12/10/15	CSF	$6,900,000	119,370	(119,204)
Call - EUR versus USD	$1.16	12/14/15	GSC	EUR 20,000,000	181,527	(143,944)
Call - BRL versus USD	BRL 4.45	01/14/16	GSC	$18,800,000	386,340	(536,684)
Call - BRL versus USD	4.60	03/14/16	CSF	15,500,000	437,100	(558,155)
Call - BRL versus USD	4.55	03/17/16	DUB	10,300,000	259,972	(405,975)

					2,838,070	(3,052,855)

Put - MXN versus USD	MXN 15.80	10/02/15	MSC	10,300,000	64,118	(11)
Put - MXN versus USD	16.65	10/02/15	JPM	10,300,000	93,215	(6,716)
Put - MXN versus USD	16.85	10/09/15	HSB	10,100,000	96,708	(73,761)
Put - BRL versus USD	BRL 3.45	10/15/15	GSC	6,200,000	74,710	(440)
Put - MXN versus USD	MXN 16.15	10/20/15	GSC	10,800,000	46,980	(10,249)
Put - JPY versus USD	JPY 116.30	10/23/15	UBS	11,600,000	70,470	(27,944)
Put - BRL versus USD	BRL 3.79	10/28/15	CSF	13,500,000	144,450	(131,800)
Put - BRL versus USD	3.80	10/28/15	CSF	5,500,000	39,820	(57,321)
Put - BRL versus USD	3.90	10/29/15	DUB	12,100,000	90,750	(228,351)
Put - JPY versus USD	JPY 109.00	11/19/15	SGN	8,200,000	139,859	(6,338)
Put - EUR versus USD	$1.08	12/07/15	GSC	EUR 9,200,000	79,329	(56,448)
Put - EUR versus USD	1.08	12/08/15	GSC	9,200,000	75,729	(56,541)
Put - BRL versus USD	BRL 3.75	12/10/15	CSF	$6,900,000	115,575	(91,356)
Put - EUR versus USD	$1.08	12/14/15	GSC	EUR 20,000,000	160,152	(132,456)
Put - JPY versus USD	JPY 80.00	02/18/19	BOA	$1,200,000	67,019	(9,252)

					1,358,884	(888,984)

					$4,196,954	($3,941,839)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($4,016)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(11,090)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(28,335)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(14,024)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(14,851)

						$659,650	($72,316)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.500%	01/19/16	MSC	$71,200,000	$42,720	($33,136)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	35,700,000	21,420	(18,996)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.650%	01/19/16	MSC	71,200,000	78,320	(79,217)
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	35,700,000	35,700	(41,683)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.730%	01/29/16	BOA	154,100,000	219,610	(197,772)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.915%	01/29/16	BOA	154,100,000	377,580	(439,632)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/29/16	MSC	18,000,000	68,400	(34,040)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.300%	01/29/16	MSC	18,000,000	104,400	(73,858)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	35,700,000	185,640	(170,028)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	35,700,000	323,085	(304,282)

							1,456,875	(1,392,644)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 7-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.900%	10/29/15	DUB	$30,500,000	$81,130	($67,146)
Put - 7-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.000%	11/30/15	MSC	30,900,000	104,288	(96,816)
Put - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.300%	11/30/15	MSC	30,900,000	148,320	(133,139)
Put - 7-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.200%	12/11/15	DUB	30,300,000	126,124	(50,116)
Put - 7-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.160%	12/14/15	GSC	42,500,000	157,250	(88,255)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/12/16	MSC	159,400,000	536,926	(100,725)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/23/16	MSC	371,100,000	1,159,636	(256,022)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	48,100,000	1,120,191	(928,210)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,594	(1,364,332)

							5,011,459	(3,084,761)

							$6,468,334	($4,477,405)

Total Written Options							$11,344,397	($8,512,441)

(k)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	12/20/15	BRC	2.531%	$13,000,000	($40,969)	($75,003)	$34,034
Mexico Government	1.000%	12/20/15	GSC	0.723%	4,500,000	4,047	(121,173)	125,220
Brazilian Government	1.000%	12/20/15	MSC	2.531%	12,900,000	(40,654)	(74,426)	33,772
Mexico Government	1.000%	03/20/16	DUB	0.723%	12,300,000	19,604	(90,237)	109,841
Mexico Government	1.000%	03/20/16	HSB	0.723%	18,000,000	28,688	(133,510)	162,198
Mexico Government	1.000%	06/20/16	CIT	0.724%	6,200,000	14,207	(13,370)	27,577
Berkshire Hathaway Inc	1.000%	06/20/16	DUB	0.129%	10,000,000	66,425	175,127	(108,702)
Mexico Government	1.000%	09/20/16	GSC	0.828%	2,300,000	4,514	(11,064)	15,578
Mexico Government	1.000%	09/20/16	HSB	0.828%	400,000	785	2,214	(1,429)
Mexico Government	1.000%	09/20/16	JPM	0.828%	400,000	785	2,306	(1,521)
Mexico Government	1.000%	09/20/16	MSC	0.828%	4,600,000	9,029	(20,427)	29,456
Mexico Government	1.000%	09/20/16	UBS	0.828%	1,200,000	2,355	(5,265)	7,620
Brazilian Government	1.000%	12/20/16	DUB	3.246%	6,400,000	(171,637)	(81,139)	(90,498)
Mexico Government	1.000%	12/20/16	HSB	0.889%	300,000	492	2,930	(2,438)
Mexico Government	1.000%	12/20/16	JPM	0.889%	1,400,000	2,298	18,897	(16,599)
Brazilian Government	1.000%	03/20/17	BOA	3.608%	900,000	(33,522)	(9,607)	(23,915)
Volkswagen International Finance NV	1.000%	03/20/17	CIT	2.052%	EUR 3,600,000	(60,465)	39,569	(100,034)
Berkshire Hathaway Inc	1.000%	06/20/17	DUB	0.250%	$10,000,000	132,465	227,683	(95,218)
MetLife Inc	1.000%	06/20/17	DUB	0.338%	17,300,000	202,813	371,614	(168,801)
Mexico Government	1.000%	06/20/17	GSC	1.052%	300,000	(185)	(2,793)	2,608
Petrobras International SP	1.000%	06/20/18	BNP	10.322%	800,000	(171,256)	(115,723)	(55,533)
Chesapeake Energy Corp	5.000%	09/20/18	GSC	11.561%	1,800,000	(275,267)	(177,750)	(97,517)
Chesapeake Energy Corp	5.000%	09/20/18	MSC	11.561%	1,600,000	(244,682)	(88,211)	(156,471)
Petrobras International SP	1.000%	12/20/19	BNP	10.419%	1,900,000	(571,181)	(189,451)	(381,730)
Petrobras International SP	1.000%	12/20/19	BRC	10.419%	800,000	(240,497)	(114,822)	(125,675)
Petrobras International SP	1.000%	12/20/19	GSC	10.419%	3,000,000	(901,865)	(328,387)	(573,478)
Petrobras International SP	1.000%	12/20/19	HSB	10.419%	100,000	(30,062)	(9,205)	(20,857)
Petrobras International SP	1.000%	12/20/19	MSC	10.419%	2,200,000	(661,368)	(203,609)	(457,759)
Petrobras International SP	1.000%	03/20/20	HSB	10.401%	1,500,000	(468,319)	(273,727)	(194,592)
Mexico Government	1.000%	09/20/20	BOA	1.730%	1,800,000	(61,050)	(40,165)	(20,885)
Mexico Government	1.000%	09/20/20	CIT	1.730%	15,000,000	(508,754)	(337,398)	(171,356)
The Goldman Sachs Group Inc	1.000%	09/20/20	CIT	0.972%	7,000,000	11,157	27,399	(16,242)
Mexico Government	1.000%	09/20/20	GSC	1.730%	12,300,000	(417,178)	(275,035)	(142,143)
Brazilian Government	1.000%	12/20/20	BOA	4.739%	1,400,000	(231,001)	(258,546)	27,545
Mexico Government	1.000%	12/20/20	BRC	1.774%	4,300,000	(160,158)	(160,158)	-
Brazilian Government	1.000%	12/20/20	CIT	4.739%	900,000	(148,501)	(164,544)	16,043
Brazilian Government	1.000%	12/20/20	GSC	4.739%	4,500,000	(769,700)	(769,700)	-
Mexico Government	1.000%	12/20/20	GSC	1.770%	5,700,000	(198,855)	(198,855)	-
Brazilian Government	1.000%	12/20/20	JPM	4.739%	3,300,000	(558,180)	(558,180)	-
California Resources Corp	5.000%	12/20/20	GSC	18.414%	1,100,000	(391,625)	(297,000)	(94,625)
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.794%	11,100,000	128,297	155,640	(27,343)

						($6,728,970)	($4,175,101)	($2,553,869)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$3,761,546	$39,595	$-	$39,595
CMBX NA AAA 3	0.080%	12/13/49	MSC	15,221,412	(53,516)	(104,647)	51,131

					(13,921)	(104,647)	90,726

			Exchange
CDX IG 24 5Y	1.000%	06/20/20	ICE	88,900,000	472,617	1,238,147	(765,330)
CDX HY 24 5Y	5.000%	06/20/20	ICE	117,315,000	3,424,675	6,330,624	(2,905,949)
iTraxx Europe 23 5Y	5.000%	06/20/20	ICE	EUR 900,000	49,369	67,707	(18,338)
CDX IG 25 5Y	1.000%	12/20/20	ICE	$32,700,000	117,083	205,178	(88,095)
iTraxx Europe 24 5Y	1.000%	12/20/20	ICE	EUR 9,100,000	600,264	780,847	(180,583)
CDX HY 25 5Y	5.000%	12/20/20	ICE	$4,200,000	1,223	(7,800)	9,022
iTraxx Europe 24 5Y	5.000%	12/20/20	ICE	EUR 52,100,000	299,600	627,113	(327,513)

					4,964,831	9,241,816	(4,276,786)

					$4,950,910	$9,137,169	($4,186,060)

					($1,778,060)	$4,962,068	($6,739,929)

(1)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL-CDI-Compounded	BNP	15.510%	07/01/16	BRL 95,500,000	$26,877	($365)	$27,242
BRL-CDI-Compounded	DUB	15.510%	07/01/16	279,900,000	78,773	(77,929)	156,702
BRL-CDI-Compounded	HSB	15.510%	07/01/16	71,800,000	20,207	(23,253)	43,460
BRL-CDI-Compounded	GSC	15.700%	01/02/17	175,000,000	77,268	(23,559)	100,827
BRL-CDI-Compounded	HSB	15.700%	01/02/17	237,300,000	104,775	(10,950)	115,725
BRL-CDI-Compounded	BNP	16.500%	01/02/17	349,700,000	811,395	24,890	786,505
BRL-CDI-Compounded	DUB	14.900%	01/02/18	121,300,000	(373,010)	3,076	(376,086)
BRL-CDI-Compounded	DUB	14.920%	01/02/18	45,900,000	(137,936)	-	(137,936)
BRL-CDI-Compounded	BRC	13.700%	01/04/21	34,700,000	(378,073)	5,715	(383,788)
BRL-CDI-Compounded	CSF	13.700%	01/04/21	33,300,000	(362,819)	(157)	(362,662)
BRL-CDI-Compounded	DUB	13.700%	01/04/21	4,100,000	(44,671)	1,828	(46,499)
BRL-CDI-Compounded	DUB	15.900%	01/04/21	30,700,000	113,212	(2,487)	115,699

					(64,002)	(103,191)	39,189

	Exchange
28-Day MXN TIIE	CME	4.060%	08/24/16	MXN 1,632,600,000	212,457	177,720	34,737
28-Day MXN TIIE	CME	4.388%	07/28/17	307,600,000	36,916	-	36,916
28-Day MXN TIIE	CME	5.700%	01/18/19	103,000,000	167,262	249,280	(82,018)
28-Day MXN TIIE	CME	5.010%	10/10/19	38,500,000	(9,586)	26,871	(36,457)
28-Day MXN TIIE	CME	5.270%	02/05/20	1,103,300,000	99,187	(163,456)	262,643
28-Day MXN TIIE	CME	5.615%	06/02/20	291,100,000	235,242	164,611	70,631
28-Day MXN TIIE	CME	6.960%	07/27/20	302,900,000	1,256,420	1,201,018	55,402
28-Day MXN TIIE	CME	5.495%	09/22/20	203,800,000	34,854	-	34,854
28-Day MXN TIIE	CME	5.480%	09/23/20	159,400,000	19,902	-	19,902

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	CME	5.840%	09/14/21	MXN 331,200,000	$154,236	$891,710	($737,474)
28-Day MXN TIIE	CME	5.608%	10/08/21	63,900,000	(19,951)	(54,371)	34,420
28-Day MXN TIIE	CME	5.430%	11/17/21	681,600,000	(634,273)	(262,167)	(372,106)
28-Day MXN TIIE	CME	5.920%	12/08/21	22,800,000	12,500	-	12,500
28-Day MXN TIIE	CME	5.795%	12/10/21	100,000	12	95	(83)
28-Day MXN TIIE	CME	5.850%	12/21/21	91,100,000	32,296	250,283	(217,987)
28-Day MXN TIIE	CME	5.375%	01/07/22	68,300,000	(90,465)	55,664	(146,129)
28-Day MXN TIIE	CME	6.000%	06/07/22	621,000,000	328,618	111,929	216,689
28-Day MXN TIIE	CME	5.940%	07/13/22	288,100,000	60,607	17,634	42,973
28-Day MXN TIIE	CME	5.500%	09/02/22	97,000,000	(142,062)	(180,330)	38,268
28-Day MXN TIIE	CME	5.975%	09/16/22	312,800,000	50,723	-	50,723
3-Month USD-LIBOR	CME	2.250%	12/16/22	$10,000,000	310,747	(81,916)	392,663
28-Day MXN TIIE	CME	6.530%	06/05/25	MXN 361,000,000	333,230	250,710	82,520

					2,448,872	2,655,285	(206,413)

					$2,384,870	$2,552,094	($167,224)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	BOA	0.400%	09/25/16	$6,500,000	$1,580	$-	$1,580
BRL-CDI-Compounded	CIT	12.810%	01/04/21	BRL 22,900,000	405,694	(19,083)	424,777
BRL-CDI-Compounded	DUB	12.810%	01/04/21	25,800,000	457,070	(53,693)	510,763
BRL-CDI-Compounded	GSC	12.810%	01/04/21	23,500,000	416,324	(1,349)	417,673

					1,280,668	(74,125)	1,354,793

	Exchange
28-Day MXN TIIE	CME	3.450%	12/23/15	MXN 5,346,800,000	(24,045)	-	(24,045)
1-Day USD-Federal Funds	CME	0.500%	06/17/16	$65,600,000	(181,165)	(71,504)	(109,661)
6-Month GBP-LIBOR	CME	1.880%	10/05/17	GBP 33,500,000	(939,856)	(822,714)	(117,142)
6-Month GBP-LIBOR	CME	1.500%	12/16/17	68,600,000	(1,016,102)	(153,872)	(862,230)
6-Month GBP-LIBOR	CME	1.500%	03/16/18	121,900,000	(1,489,939)	(650,619)	(839,320)
3-Month USD-LIBOR	CME	2.000%	12/16/19	$72,700,000	(1,985,380)	(350,742)	(1,634,638)
3-Month USD-LIBOR	LCH	2.000%	12/16/20	65,300,000	(1,651,614)	283,499	(1,935,113)
3-Month USD-LIBOR	LCH	2.250%	12/16/22	161,100,000	(5,101,278)	1,313,803	(6,415,081)
3-Month CAD-LIBOR	CME	2.700%	12/19/24	CAD 9,700,000	(627,176)	(667,273)	40,097
3-Month USD-LIBOR	CME	2.350%	08/05/25	$39,700,000	(1,361,287)	(222,320)	(1,138,967)
3-Month USD-LIBOR	CME	2.500%	12/16/25	40,900,000	(1,597,814)	(785,280)	(812,534)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	19,300,000	(776,851)	227,686	(1,004,537)
3-Month USD-LIBOR	CME	2.750%	12/16/45	269,300,000	(10,768,308)	14,959,395	(25,727,703)

					(27,520,815)	13,060,059	(40,580,874)

					($26,240,147)	$12,985,934	($39,226,081)

					($23,855,277)	$15,538,028	($39,393,305)

Total Swap Agreements					($25,633,337)	$20,500,096	($46,233,234)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$21,024,000	$21,024,000	$-	$-
	Corporate Bonds & Notes	816,145,134	-	814,174,280	1,970,854
	Senior Loan Notes	22,229,211	-	22,229,211	-
	Mortgage-Backed Securities	1,837,191,126	-	1,837,100,695	90,431
	Asset-Backed Securities	193,593,932	-	193,593,932	-
	U.S. Government Agency Issues	32,177,319	-	32,177,319	-
	U.S. Treasury Obligations	1,073,140,616	-	1,073,140,616	-
	Foreign Government Bonds & Notes	297,815,955	-	297,815,955	-
	Municipal Bonds	157,472,180	-	157,472,180	-
	Short-Term Investments	96,067,141	-	96,067,141	-
	Derivatives:
	Credit Contracts
	Swaps	5,632,387	-	5,632,387	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	117,390,083	-	117,390,083	-
	Interest Rate Contracts
	Futures	6,768,356	6,768,356	-	-
	Purchased Options	5,019,343	35,423	4,983,920	-
	Swaps	5,858,384	-	5,858,384	-

	Total Interest Rate Contracts	17,646,083	6,803,779	10,842,304	-

	Total Assets - Derivatives	140,668,553	6,803,779	133,864,774	-

	Total Assets	4,687,525,167	27,827,779	4,657,636,103	2,061,285

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(22,753,009)	-	(22,753,009)	-
	Derivatives:
	Credit Contracts
	Written Options	(20,881)	-	(20,881)	-
	Swaps	(7,410,447)	-	(7,410,447)	-

	Total Credit Contracts	(7,431,328)	-	(7,431,328)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(20,844,152)	-	(20,844,152)	-
	Written Options	(3,941,839)	-	(3,941,839)	-

	Total Foreign Currency Contracts	(24,785,991)	-	(24,785,991)	-

	Interest Rate Contracts
	Futures	(14,385,129)	(14,385,129)	-	-
	Written Options	(4,549,721)	-	(4,549,721)	-
	Swaps	(29,713,661)	-	(29,713,661)	-

	Total Interest Rate Contracts	(48,648,511)	(14,385,129)	(34,263,382)	-

	Total Liabilities - Derivatives	(80,865,830)	(14,385,129)	(66,480,701)	-

	Total Liabilities	(103,618,839)	(14,385,129)	(89,233,710)	-

	Total	$4,583,906,328	$13,442,650	$4,568,402,393	$2,061,285

Certain of the portfolio’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2015, such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Reverse Repurchase Agreement	($1,624,000)	$-	($1,624,000)	$-
	Sale-buyback Financing Transactions	(91,484,197)	-	(91,484,197)	-

	Total	($93,108,197)	$-	($93,108,197)	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 46.1%

Consumer Discretionary - 4.1%

AutoZone Inc 1.300% due 01/13/17	$1,970,000	$1,973,132
5.500% due 11/15/15	1,165,000	1,171,392
Brinker International Inc 2.600% due 05/15/18	1,820,000	1,835,101
CCO Safari II LLC 3.579% due 07/23/20 ~	1,940,000	1,927,532
Dollar General Corp 4.125% due 07/15/17	5,695,000	5,874,706
Dollar Tree Inc 5.250% due 03/01/20 ~	1,775,000	1,828,960
General Motors Co 3.500% due 10/02/18	1,905,000	1,925,136
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,087,812
Lowe’s Cos Inc 0.936% due 09/14/18 §	740,000	743,139
Mohawk Industries Inc 6.125% due 01/15/16	3,500,000	3,546,900
Newell Rubbermaid Inc 2.050% due 12/01/17	1,205,000	1,207,531
Omnicom Group Inc 5.900% due 04/15/16	3,645,000	3,734,616
Pinnacle Entertainment Inc 7.500% due 04/15/21	1,455,000	1,524,112
The Interpublic Group of Cos Inc 2.250% due 11/15/17	4,095,000	4,107,158
Thomson Reuters Corp 1.300% due 02/23/17	3,645,000	3,638,574
1.650% due 09/29/17	3,370,000	3,370,047
Time Warner Cable Inc 8.250% due 04/01/19	2,280,000	2,661,747
Wyndham Worldwide Corp 2.950% due 03/01/17	2,095,000	2,121,211

		48,278,806

Consumer Staples - 1.8%

Bunge Ltd Finance Corp 3.200% due 06/15/17	2,665,000	2,715,688
4.100% due 03/15/16	3,260,000	3,301,395
CVS Health Corp 1.900% due 07/20/18	4,600,000	4,634,146
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	1,380,000	1,380,225
Kraft Heinz Foods Co 2.000% due 07/02/18 ~	4,650,000	4,659,900
Reynolds American Inc 1.050% due 10/30/15	1,310,000	1,310,022
2.300% due 06/12/18	1,770,000	1,790,325
Wm Wrigley Jr Co 1.400% due 10/21/16 ~	1,105,000	1,107,976

		20,899,677

Energy - 10.2%

Anadarko Petroleum Corp 5.950% due 09/15/16	1,250,000	1,299,325
6.375% due 09/15/17	5,235,000	5,651,847
Cameron International Corp 1.150% due 12/15/16	850,000	847,540
1.400% due 06/15/17	2,875,000	2,857,186
Chesapeake Energy Corp 3.250% due 03/15/16	4,225,000	4,166,906

	Principal Amount	Value
China Shenhua Overseas Capital Co Ltd (China) 2.500% due 01/20/18 ~	$3,235,000	$3,238,212
3.125% due 01/20/20 ~	3,765,000	3,764,910
CNOOC Finance Ltd (China) 1.125% due 05/09/16	2,246,000	2,244,131
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	2,365,000	2,362,370
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	1,055,000	1,057,788
Concho Resources Inc 7.000% due 01/15/21	2,800,000	2,856,000
Continental Resources Inc 7.125% due 04/01/21	4,895,000	5,041,850
DCP Midstream LLC 5.375% due 10/15/15 ~	4,075,000	4,079,189
DCP Midstream Operating LP 2.500% due 12/01/17	6,075,000	5,579,839
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	1,590,000	1,591,988
Ecopetrol SA (Colombia) 4.250% due 09/18/18	3,065,000	3,103,312
Energy Transfer Partners LP 6.700% due 07/01/18	2,460,000	2,701,314
EnLink Midstream Partners LP 2.700% due 04/01/19	835,000	825,945
Enterprise Products Operating LLC 1.650% due 05/07/18	2,235,000	2,221,306
2.550% due 10/15/19	1,115,000	1,112,931
Freeport-McMoran Oil & Gas LLC 6.125% due 06/15/19	695,000	648,088
6.500% due 11/15/20	4,819,000	4,346,136
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	2,035,000	2,054,208
Kinder Morgan Inc 2.000% due 12/01/17	990,000	983,342
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	2,200,000	2,266,136
Marathon Oil Corp 0.900% due 11/01/15	5,465,000	5,463,902
Murphy Oil Corp 2.500% due 12/01/17	6,560,000	6,408,313
Nabors Industries Inc 2.350% due 09/15/16	1,490,000	1,472,527
ONEOK Partners LP
3.200% due 09/15/18	385,000	387,156
3.250% due 02/01/16	4,760,000	4,781,510
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	2,745,000	2,668,851
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	760,000	745,750
3.500% due 07/23/20 ~	1,715,000	1,666,766
Pioneer Natural Resources Co 5.875% due 07/15/16	8,515,000	8,808,802
Rowan Cos Inc 5.000% due 09/01/17	2,035,000	1,996,477
SESI LLC
6.375% due 05/01/19	2,965,000	2,961,294
7.125% due 12/15/21	2,895,000	2,855,194
Southwestern Energy Co 3.300% due 01/23/18	1,185,000	1,165,017
Spectra Energy Partners LP 2.950% due 09/25/18	1,850,000	1,877,164
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	5,760,000	5,882,774
Transocean Inc
3.000% due 10/15/17	2,175,000	1,973,813
5.550% due 12/15/16	1,740,000	1,724,775

		119,741,884

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Financials - 14.2%

American Campus Communities Operating Partnership LP 3.350% due 10/01/20	$1,010,000	$1,023,278
American Express Co 0.919% due 05/22/18 §	4,765,000	4,761,931
Bank of America Corp
1.250% due 01/11/16	3,065,000	3,069,784
1.500% due 10/09/15	1,255,000	1,255,104
1.700% due 08/25/17	3,230,000	3,239,990
5.650% due 05/01/18	1,740,000	1,899,172
6.400% due 08/28/17	2,210,000	2,399,344
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	1,290,000	1,396,493
BB&T Corp 1.197% due 06/15/18 §	2,360,000	2,371,968
BPCE SA (France) 1.625% due 01/26/18	2,915,000	2,931,295
Capital One NA 2.350% due 08/17/18	2,365,000	2,373,348
Citigroup Inc
1.550% due 08/14/17	2,520,000	2,523,964
1.800% due 02/05/18	4,815,000	4,813,064
1.850% due 11/24/17	780,000	783,325
CNA Financial Corp 6.500% due 08/15/16	3,810,000	3,982,433
CNO Financial Group Inc 4.500% due 05/30/20	700,000	715,750
Daimler Finance North America LLC (Germany) 2.375% due 08/01/18 ~	4,715,000	4,724,086
Discover Bank
2.000% due 02/21/18	250,000	248,681
7.000% due 04/15/20	5,550,000	6,441,286
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	400,000	410,522
Fidelity National Financial Inc 6.600% due 05/15/17	4,335,000	4,636,001
Fifth Third Bank 1.150% due 11/18/16	4,505,000	4,507,681
Ford Motor Credit Co LLC 3.000% due 06/12/17	5,985,000	6,082,370
General Motors Financial Co Inc
3.000% due 09/25/17	1,575,000	1,592,988
3.150% due 01/15/20	5,400,000	5,353,160
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	6,875,000	7,594,716
Hyundai Capital America (South Korea)
1.450% due 02/06/17 ~	5,585,000	5,583,766
1.625% due 10/02/15 ~	3,450,000	3,450,000
1.875% due 08/09/16 ~	2,240,000	2,251,054
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,485,315
Intercontinental Exchange Inc 2.500% due 10/15/18	1,945,000	1,985,186
Itau Unibanco Holding SA (Brazil) 2.850% due 05/26/18 ~	1,585,000	1,493,863
JPMorgan Chase & Co 2.000% due 08/15/17	6,185,000	6,237,913
Kilroy Realty LP REIT 5.000% due 11/03/15	4,780,000	4,794,383
McGraw Hill Financial Inc 2.500% due 08/15/18 ~	510,000	514,255
Morgan Stanley
1.143% due 01/24/19 §	8,065,000	8,076,380
1.575% due 04/25/18 §	4,020,000	4,079,142
National Bank of Canada (Canada) 1.450% due 11/07/17	5,365,000	5,352,661

	Principal Amount	Value
Nordea Bank AB (Sweden) 1.875% due 09/17/18 ~	$1,335,000	$1,338,124
Principal Financial Group Inc 1.850% due 11/15/17	1,225,000	1,233,238
Regions Bank 7.500% due 05/15/18	1,228,000	1,378,529
Regions Financial Corp 2.000% due 05/15/18	1,185,000	1,184,892
Reinsurance Group of America Inc 5.625% due 03/15/17	2,165,000	2,288,061
Santander Bank NA 2.000% due 01/12/18	1,245,000	1,241,492
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	3,230,000	3,241,593
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,629,612
The Goldman Sachs Group Inc
1.600% due 11/23/15	1,661,000	1,663,307
2.750% due 09/15/20	780,000	784,563
6.150% due 04/01/18	2,250,000	2,479,010
6.250% due 09/01/17	4,510,000	4,906,298
Toyota Motor Credit Corp 1.550% due 07/13/18	2,145,000	2,155,800
UBS Group Funding Jersey Ltd (Switzerland) 2.950% due 09/24/20 ~	3,815,000	3,826,945
Ventas Realty LP REIT
1.550% due 09/26/16	1,990,000	1,995,743
2.000% due 02/15/18	1,945,000	1,953,010
Volkswagen Group of America Finance LLC (Germany) 1.250% due 05/23/17 ~	3,040,000	2,935,865
WEA Finance LLC (Australia) 3.250% due 10/05/20 # ~	515,000	520,587
XLIT Ltd (Ireland) 2.300% due 12/15/18	2,795,000	2,823,257

		168,015,578

Health Care - 4.2%

AbbVie Inc 1.200% due 11/06/15	7,270,000	7,273,257
1.800% due 05/14/18	3,860,000	3,851,987
Actavis Funding SCS 2.350% due 03/12/18	4,695,000	4,716,461
Actavis Inc 1.875% due 10/01/17	4,950,000	4,940,204
Agilent Technologies Inc 6.500% due 11/01/17	984,000	1,067,271
Baxalta Inc 2.000% due 06/22/18 ~	400,000	399,090
Biogen Inc 2.900% due 09/15/20	1,135,000	1,145,340
Cardinal Health Inc 1.950% due 06/15/18	1,595,000	1,597,871
Catholic Health Initiatives
1.600% due 11/01/17	675,000	673,369
2.600% due 08/01/18	3,015,000	3,079,789
Celgene Corp 2.125% due 08/15/18	2,510,000	2,531,817
Express Scripts Holding Co 1.250% due 06/02/17	3,880,000	3,869,617
Gilead Sciences Inc 1.850% due 09/04/18	1,280,000	1,289,583
Humana Inc 7.200% due 06/15/18	689,000	784,664
Perrigo Co PLC 1.300% due 11/08/16	3,680,000	3,653,291
Thermo Fisher Scientific Inc 1.300% due 02/01/17	4,900,000	4,899,005

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
UnitedHealth Group Inc 1.900% due 07/16/18	$2,245,000	$2,269,363
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	2,110,000	2,114,049

		50,156,028

Industrials - 3.9%

CNH Industrial Capital LLC 3.875% due 11/01/15	8,230,000	8,230,000
ERAC USA Finance LLC 2.800% due 11/01/18 ~	470,000	481,997
GATX Corp 1.250% due 03/04/17	2,630,000	2,616,982
2.375% due 07/30/18	1,240,000	1,242,050
2.600% due 03/30/20	325,000	320,943
3.500% due 07/15/16	1,235,000	1,254,529
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	1,912,000	1,906,168
Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	6,060,000	6,042,662
International Lease Finance Corp 2.287% due 06/15/16 §	4,265,000	4,254,338
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,014,095
Kansas City Southern de Mexico SA de CV 2.350% due 05/15/20	3,075,000	3,025,342
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	2,645,000	2,634,735
2.875% due 07/17/18 ~	1,735,000	1,763,482
3.200% due 07/15/20 ~	1,670,000	1,684,056
Roper Technologies Inc 1.850% due 11/15/17	1,100,000	1,102,080
Southwest Airlines Co 2.750% due 11/06/19	2,705,000	2,759,138
5.750% due 12/15/16	2,050,000	2,160,671
United Technologies Corp 1.778% due 05/04/18 §	3,050,000	3,046,236

		45,539,504

Information Technology - 2.7%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19 ~	2,815,000	2,767,956
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	3,380,000	3,351,902
Avnet Inc 6.625% due 09/15/16	1,110,000	1,161,176
Baidu Inc (China) 2.750% due 06/09/19	2,120,000	2,107,748
Fidelity National Information Services Inc 1.450% due 06/05/17	1,635,000	1,622,110
Hewlett-Packard Enterprise Co 2.450% due 10/05/17 ~	4,595,000	4,592,427
Juniper Networks Inc 3.100% due 03/15/16	1,260,000	1,271,640
Keysight Technologies Inc 3.300% due 10/30/19 ~	9,425,000	9,469,967
Tencent Holdings Ltd (China) 2.000% due 05/02/17 ~	3,070,000	3,070,295
2.875% due 02/11/20 ~	1,565,000	1,554,943
Xerox Corp 2.950% due 03/15/17	800,000	813,956

		31,784,120

Materials - 1.2%

Anglo American Capital PLC (United Kingdom) 1.239% due 04/15/16 § ~	2,350,000	2,348,395
3.625% due 05/14/20 ~	900,000	786,146

	Principal Amount	Value
INVISTA Finance LLC 4.250% due 10/15/19 ~	$2,470,000	$2,395,900
Martin Marietta Materials Inc 1.427% due 06/30/17 §	3,025,000	3,003,577
Rock-Tenn Co 3.500% due 03/01/20	3,465,000	3,590,863
Vale Overseas Ltd (Brazil) 6.250% due 01/23/17	2,085,000	2,123,556

		14,248,437

Telecommunication Services - 2.3%

CC Holdings GS V LLC 2.381% due 12/15/17	9,230,000	9,299,594
SBA Tower Trust 2.240% due 04/15/43 ~	3,520,000	3,502,386
2.933% due 12/15/42 ~	10,900,000	11,080,657
3.598% due 04/15/43 ~	2,775,000	2,792,825

		26,675,462

Utilities - 1.5%

Exelon Corp 1.550% due 06/09/17	1,695,000	1,692,707
Exelon Generation Co LLC 2.950% due 01/15/20	1,900,000	1,922,908
Monongahela Power Co 5.700% due 03/15/17 ~	580,000	612,942
PPL Capital Funding Inc 1.900% due 06/01/18	3,775,000	3,778,058
San Diego Gas & Electric Co 1.914% due 02/01/22	1,833,930	1,826,189
Southern Power Co 1.500% due 06/01/18	4,655,000	4,601,937
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	3,245,000	3,266,920

		17,701,661

Total Corporate Bonds & Notes (Cost $544,812,073)		543,041,157

MORTGAGE-BACKED SECURITIES - 24.3%

Collateralized Mortgage Obligations - Commercial - 10.4%

Banc of America Commercial Mortgage Trust 5.372% due 09/10/45 " §	458,816	459,261
5.448% due 09/10/47 "	255,000	262,089
6.002% due 02/10/51 " §	210,000	224,060
Citigroup Commercial Mortgage Trust 1.353% due 02/10/48 "	2,692,024	2,687,068
1.392% due 07/10/47 "	1,530,894	1,529,238
1.485% due 10/10/47 "	656,559	656,640
1.637% due 06/10/48 "	1,621,539	1,626,705
1.643% due 09/10/58 "	840,000	843,299
Commercial Mortgage Trust 1.044% due 02/13/32 " § ~	1,720,000	1,712,723
1.324% due 11/10/47 "	1,774,710	1,747,539
1.415% due 08/10/47 "	3,049,539	3,012,026
1.442% due 07/15/47 "	2,266,765	2,239,456
1.445% due 12/10/47 "	2,575,764	2,576,759
1.494% due 12/10/47 "	776,133	777,966
1.569% due 03/10/48 "	756,997	758,984
1.604% due 10/10/48 "	1,235,000	1,234,977
1.667% due 07/10/50 "	1,123,584	1,126,748
Credit Suisse Mortgage Capital Certificates 1.007% due 04/15/27 " § ~	860,000	857,035
Csail Commercial Mortgage Trust 1.454% due 06/15/57 "	4,584,005	4,591,740
1.684% due 04/15/50 "	792,052	797,278
1.717% due 08/15/48 "	1,593,775	1,602,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass-Through Certificates 1.369% due 05/25/19 "	$5,272,959	$5,305,706
1.426% due 08/25/17 "	7,240,000	7,297,402
GS Mortgage Securities Trust 1.528% due 02/10/48 "	4,044,988	4,054,236
1.593% due 07/10/48 "	898,054	900,750
5.553% due 04/10/38 " §	966,023	966,159
JP Morgan Chase Commercial Mortgage Securities Trust 5.481% due 12/12/44 " §	1,021,993	1,026,111
JPMBB Commercial Mortgage Securities Trust 1.414% due 02/15/48 "	3,381,640	3,374,330
1.445% due 10/15/48 "	4,234,695	4,226,415
1.451% due 09/15/47 "	1,870,853	1,870,006
1.539% due 11/15/47 "	595,947	596,561
1.596% due 01/15/48 "	6,381,292	6,392,957
1.626% due 05/15/48 "	741,081	742,237
1.650% due 09/15/47 "	1,561,572	1,567,816
1.738% due 07/15/48 "	4,067,530	4,086,143
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	1,500,000	1,545,301
Morgan Stanley Bank of America Merrill Lynch Trust 1.551% due 08/15/47 "	3,460,911	3,463,358
1.573% due 12/15/47 "	4,501,372	4,516,177
1.686% due 10/15/47 "	1,831,053	1,841,039
1.706% due 05/15/48 "	1,523,881	1,533,021
Morgan Stanley Capital I Trust 1.638% due 05/15/48 "	1,150,864	1,157,697
5.731% due 07/12/44 " §	7,877,889	7,983,681
Wells Fargo Commercial Mortgage Trust 1.437% due 12/15/47 "	5,509,951	5,511,536
1.454% due 02/15/48 "	3,077,217	3,072,884
1.471% due 04/15/50 "	2,982,575	2,978,490
1.531% due 05/15/48 "	1,294,722	1,295,933
1.568% due 12/15/47 "	857,721	861,810
1.730% due 02/15/48 "	5,824,444	5,856,892
3.020% due 07/15/58 "	2,675,000	2,780,122
WFRBS Commercial Mortgage Trust 1.390% due 11/15/47 "	563,735	562,350
1.479% due 09/15/57 "	2,206,132	2,205,442
1.663% due 10/15/57 "	1,235,009	1,240,564

		122,137,502

Collateralized Mortgage Obligations - Residential - 5.5%

Bear Stearns Adjustable Rate Mortgage Trust 2.266% due 04/25/34 " §	205,016	203,132
3.182% due 11/25/34 " §	773,367	780,357
Bear Stearns ALT-A Trust 0.834% due 04/25/34 " §	486,620	475,557
Chase Mortgage Finance Trust 2.569% due 02/25/37 " §	1,545,367	1,535,390
2.581% due 02/25/37 " §	761,789	735,346
2.609% due 02/25/37 " §	580,372	583,747
2.621% due 02/25/37 " §	1,751,163	1,733,134
2.643% due 02/25/37 " §	255,602	254,240
Countrywide Home Loan Mortgage Pass-Through Trust 2.553% due 11/20/34 " §	424,104	408,263
Fannie Mae 5.000% due 08/25/19 "	2,132,343	2,213,888
Fannie Mae Connecticut Avenue Securities 1.694% due 02/25/25 " §	1,383,363	1,386,302
2.144% due 11/25/24 " §	1,992,516	2,006,244
2.294% due 11/25/24 " §	995,838	1,002,852
Fosse Master Issuer PLC (United Kingdom) 1.724% due 10/18/54 " § ~	2,387,445	2,389,694

	Principal Amount	Value
Freddie Mac 0.657% due 05/15/36 " §	$582,329	$588,552
7.000% due 09/15/30 "	589,325	665,292
Freddie Mac Structured Agency Credit Risk Debt Notes 1.244% due 03/25/25 " §	633,454	632,823
1.294% due 05/25/25 " §	809,467	806,637
1.344% due 12/25/27 " §	1,509,960	1,510,300
1.644% due 09/25/24 " §	3,206,041	3,218,002
1.662% due 03/25/28 " §	1,115,000	1,116,712
1.844% due 10/25/24 " §	1,480,785	1,482,863
GS Mortgage-Backed Securities Trust 2.489% due 07/25/44 " § ~	643,388	645,016
HarborView Mortgage Loan Trust 0.556% due 06/20/35 " §	679,324	645,383
JPMorgan Mortgage Trust 2.620% due 07/25/35 " §	1,050,616	1,069,654
2.727% due 07/25/35 " §	247,581	249,281
Lanark Master Issuer PLC (United Kingdom) 0.829% due 12/22/54 " § ~	4,439,141	4,432,983
MASTR Adjustable Rate Mortgages Trust 1.686% due 09/25/34 " §	777,375	721,996
Merrill Lynch Mortgage Investors Trust 2.569% due 12/25/35 " §	5,582,000	5,400,080
Sequoia Mortgage Trust 1.063% due 11/20/34 " §	559,140	537,806
Silverstone Master Issuer PLC (United Kingdom) 1.842% due 01/21/55 " § ~	4,885,000	4,891,219
Structured Adjustable Rate Mortgage Loan Trust 2.445% due 06/25/34 " §	2,113,112	2,118,110
2.453% due 05/25/34 " §	567,826	570,145
2.565% due 11/25/34 " §	1,298,764	1,307,314
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.425% due 07/25/33 " §	347,982	343,665
Towd Point Mortgage Trust 2.750% due 04/26/55 " § ~	2,425,000	2,425,890
WaMu Mortgage Pass-Through Certificates Trust 0.484% due 07/25/45 " §	2,534,191	2,383,564
0.514% due 08/25/45 " §	1,631,247	1,527,712
2.461% due 06/25/34 " §	480,950	487,985
2.499% due 09/25/35 " §	8,937,268	8,681,125
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34 "	338,352	359,621
Wells Fargo Mortgage-Backed Securities Trust 2.685% due 08/25/33 " §	987,292	1,008,006

		65,535,882

Fannie Mae - 6.0%

1.957% due 01/01/35 " §	22,643	23,728
2.190% due 02/01/33 " §	128,800	137,543
2.197% due 04/01/33 " §	194,302	206,382
2.284% due 04/01/35 " §	351,908	367,931
2.375% due 05/01/33 " §	47,875	48,158
2.448% due 02/01/33 " §	252,472	268,967
2.492% due 06/01/33 " §	1,053,009	1,118,659
2.508% due 06/01/35 " §	649,734	691,356
3.500% due 01/01/27 - 09/01/28 "	9,023,054	9,550,215
4.000% due 07/01/25 - 10/01/41 "	10,498,036	11,221,795
4.500% due 05/01/25 - 10/01/26 "	17,732,611	19,027,266
5.000% due 07/01/24 - 07/01/35 "	4,409,845	4,818,599
5.500% due 01/01/18 - 06/01/39 "	11,811,242	13,142,308
6.000% due 01/01/18 - 10/01/40 "	7,171,949	8,072,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
6.500% due 05/01/33 "	$1,047,659	$1,254,923
7.000% due 05/01/33 - 06/01/33 "	336,628	374,661

		70,325,252

Freddie Mac - 1.0%

2.119% due 02/01/35 " §	487,039	516,675
2.347% due 09/01/35 " §	1,467,309	1,568,636
2.350% due 03/01/35 " §	627,916	663,973
2.451% due 08/01/35 " §	1,628,378	1,731,417
4.000% due 08/01/26 "	5,020,585	5,376,451
5.500% due 03/01/18 - 06/01/41 "	1,813,015	1,991,585

		11,848,737

Government National Mortgage Association - 1.4%

1.625% due 09/20/34 " §	1,123,769	1,166,519
1.750% due 01/20/35 " §	2,211,283	2,293,375
3.000% due 10/20/44 - 11/20/44 " §	2,889,590	3,003,952
3.500% due 03/20/43 "	4,997,425	5,255,276
5.000% due 12/20/34 - 02/20/40 "	1,067,382	1,186,572
5.500% due 07/15/20 "	468,105	495,198
6.000% due 01/15/22 - 07/15/36 "	2,698,835	3,008,618

		16,409,510

Total Mortgage-Backed Securities (Cost $286,218,506)		286,256,883

ASSET-BACKED SECURITIES - 18.1%

Ally Auto Receivables Trust 3.150% due 10/15/18 " ~	1,345,000	1,361,104
American Express Credit Account Master Trust 1.260% due 01/15/20 "	4,350,000	4,367,944
AmeriCredit Automobile Receivables Trust 1.260% due 11/08/19 "	6,865,000	6,860,215
1.270% due 01/08/20 "	3,665,000	3,670,050
1.600% due 07/08/19 "	2,930,000	2,936,849
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	2,875,000	2,895,565
Capital Auto Receivables Asset Trust 1.260% due 05/21/18 "	6,230,000	6,237,221
1.320% due 06/20/18 "	3,000,000	3,005,804
1.480% due 11/20/18 "	3,040,000	3,045,197
1.730% due 09/20/19 "	1,265,000	1,268,570
2.220% due 01/22/19 "	870,000	880,433
CarMax Auto Owner Trust 1.250% due 11/15/19 "	1,185,000	1,187,318
1.380% due 11/15/19 "	2,375,000	2,381,385
1.690% due 08/15/19 "	435,000	437,835
1.810% due 07/15/20 "	1,450,000	1,465,095
1.930% due 11/15/19 "	620,000	621,784
CCG Receivables Trust 1.060% due 11/15/21 " ~	1,754,804	1,751,890
1.460% due 11/14/18 " ~	1,480,000	1,481,342
CNH Equipment Trust 1.370% due 07/15/20 "	3,050,000	3,060,219
DB Master Finance LLC 3.262% due 02/20/45 " ~	7,069,475	7,128,077
Diamond Resorts Owner Trust 2.270% due 05/20/26 " ~	1,579,782	1,588,212
2.540% due 05/20/27 " ~	2,395,994	2,422,379
2.730% due 07/20/27 " ~	2,600,978	2,627,225
Discover Card Execution Note Trust 1.390% due 04/15/20 "	6,065,000	6,102,852
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	4,681,481	4,827,403
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	1,458,538	1,460,860
Enterprise Fleet Financing LLC 1.590% due 02/22/21 " ~	2,975,000	2,985,429

	Principal Amount	Value
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	$327,993	$327,495
Ford Credit Auto Lease Trust 1.100% due 11/15/17 "	2,505,000	2,507,496
1.230% due 11/15/16 "	2,800,000	2,801,698
1.510% due 08/15/17 "	1,915,000	1,919,932
Ford Credit Auto Owner Trust 1.160% due 11/15/19 "	2,010,000	2,009,588
Ford Credit Floorplan Master Owner Trust 1.400% due 08/15/19 "	6,760,000	6,776,183
1.420% due 01/15/20 "	3,795,000	3,819,034
GE Dealer Floorplan Master Note Trust 0.596% due 07/20/19 " §	6,760,000	6,715,252
0.666% due 10/20/19 " §	6,980,000	6,947,543
GE Equipment Transportation LLC 1.280% due 02/25/19 "	1,231,000	1,236,847
1.480% due 08/23/22 "	1,680,000	1,680,123
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 " ~	1,185,000	1,183,913
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	3,870,000	3,872,011
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	2,195,628	2,173,094
Hyundai Auto Lease Securitization Trust 1.650% due 08/15/19 " ~	5,405,000	5,444,992
John Deere Owner Trust 1.320% due 06/17/19 "	1,480,000	1,484,882
Kubota Credit Owner Trust 1.540% due 03/15/19 " ~	5,495,000	5,504,020
MMAF Equipment Finance LLC 0.870% due 01/08/19 " ~	7,900,000	7,887,925
1.390% due 10/16/19 " ~	1,165,000	1,164,699
Motor PLC (United Kingdom) 0.674% due 08/25/21 " § ~	1,275,326	1,275,228
MVW Owner Trust 2.150% due 04/22/30 " ~	589,808	591,116
2.250% due 09/22/31 " ~	1,966,668	1,968,173
2.520% due 12/20/32 " ~	697,859	703,584
Nissan Master Owner Trust Receivables 1.440% due 01/15/20 "	7,380,000	7,386,192
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 " ~	1,454,655	1,466,387
2.070% due 03/20/30 " ~	2,000,711	2,013,185
2.200% due 10/20/30 " ~	1,178,389	1,184,505
2.300% due 10/20/31 " ~	1,889,454	1,902,077
2.400% due 03/22/32 " ~	3,710,503	3,732,628
2.430% due 06/20/32 " ~	2,138,153	2,133,810
SMART ABS Trust (Australia) 0.840% due 09/14/16 "	115,730	115,735
0.950% due 02/14/18 "	5,359,868	5,344,988
0.970% due 03/14/17 "	637,162	637,577
0.990% due 08/14/17 "	2,680,000	2,684,907
1.180% due 02/14/19 "	940,000	932,662
1.590% due 10/14/16 " ~	633,206	633,441
Synchrony Credit Card Master Note Trust 1.600% due 04/15/21 "	3,055,000	3,067,894
1.610% due 11/15/20 "	6,505,000	6,531,521
1.690% due 03/15/21 "	4,340,000	4,365,527
Toyota Auto Receivables Owner Trust 1.440% due 04/15/20 "	1,830,000	1,840,691
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	5,895,000	5,859,556
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 " ~	4,130,000	4,116,288
Wendys Funding LLC 3.371% due 06/15/45 " ~	5,545,000	5,586,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Wheels SPV LLC 0.840% due 03/20/23 " ~	$2,006,375	$2,002,286
1.270% due 04/22/24 " ~	650,000	648,841
World Omni Auto Receivables Trust 1.340% due 05/15/20 "	1,390,000	1,394,157

Total Asset-Backed Securities (Cost $213,252,385)		213,634,178

U.S. GOVERNMENT AGENCY ISSUES - 2.9%

Fannie Mae 0.375% due 07/05/16	6,400,000	6,398,073
0.625% due 08/26/16	23,110,000	23,151,852
Federal Home Loan Bank 0.625% due 12/28/16	4,580,000	4,590,484

Total U.S. Government Agency Issues (Cost $34,020,689)		34,140,409

U.S. TREASURY OBLIGATIONS - 5.1%

U.S. Treasury Notes - 5.1%

0.625% due 08/31/17	12,070,000	12,071,183
0.875% due 11/15/17	23,285,000	23,370,642
1.000% due 09/15/17	20,405,000	20,553,120
1.750% due 09/30/19 ‡	4,390,000	4,484,201

		60,479,146

Total U.S. Treasury Obligations (Cost $60,268,674)		60,479,146

FOREIGN GOVERNMENT BONDS & NOTES - 1.1%

Iceland Government (Iceland) 4.875% due 06/16/16 ~	1,820,000	1,861,114
Mexican Bonos (Mexico) 7.750% due 12/14/17	MXN 176,110,000	11,227,550

Total Foreign Government Bonds & Notes (Cost $14,636,989)		13,088,664

MUNICIPAL BONDS - 0.7%

State Board of Administration Finance Corp FL ‘A’ 1.298% due 07/01/16	$6,475,000	6,511,131
University of California 0.697% due 07/01/41 §	1,915,000	1,915,000

Total Municipal Bonds (Cost $8,390,000)		8,426,131

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.8%

Repurchase Agreement - 1.8%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $20,794,166; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $21,211,875)	$20,794,166	$20,794,166

Total Short-Term Investment (Cost $20,794,166)		20,794,166

TOTAL INVESTMENTS - 100.1% (Cost $1,182,393,482)		1,179,860,734

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,095,063)

NET ASSETS - 100.0%		$1,178,765,671

Notes to Schedule of Investments

(a)	As of September 30, 2015, an investment with a value of $247,193 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (12/15)	161	($105,656)
U.S. Treasury 10-Year Notes (12/15)	57	(69,839)

Total Futures Contracts		($175,495)

(c)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	11,757,143	MXN	191,122,933	11/15	RBS	$483,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$543,041,157	$-	$543,041,157	$-
	Mortgage-Backed Securities	286,256,883	-	286,256,883	-
	Asset-Backed Securities	213,634,178	-	213,634,178	-
	U.S. Government Agency Issues	34,140,409	-	34,140,409	-
	U.S. Treasury Obligations	60,479,146	-	60,479,146	-
	Foreign Government Bonds & Notes	13,088,664	-	13,088,664	-
	Municipal Bonds	8,426,131	-	8,426,131	-
	Short-Term Investment	20,794,166	-	20,794,166	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	483,591	-	483,591	-

	Total Assets	1,180,344,325	-	1,180,344,325	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(175,495)	(175,495)	-	-

	Total Liabilities	(175,495)	(175,495)	-	-

	Total	$1,180,168,830	($175,495)	$1,180,344,325	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 34.8%

Azerbaijan - 0.5%

State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	$3,147,000	$2,760,734
5.450% due 02/09/17 ~	1,701,000	1,735,020

		4,495,754

Bangladesh - 0.1%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	1,310,000	1,310,000

Barbados - 0.4%

Columbus International Inc 7.375% due 03/30/21 ~	2,960,000	3,074,700
Sagicor Finance Ltd 8.875% due 08/11/22 ~	500,000	533,750

		3,608,450

Brazil - 2.7%

Cosan Luxembourg SA 9.500% due 03/14/18 ~	BRL 2,656,000	527,113
Marfrig Holding Europe BV
6.875% due 06/24/19 ~	$1,660,000	1,440,050
8.375% due 05/09/18 ~	2,680,000	2,512,500
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	1,375,000	1,347,500
Minerva Luxembourg SA
7.750% due 01/31/23 ~	400,000	352,000
12.250% due 02/10/22 ~	3,550,000	3,852,105
Odebrecht Drilling Norbe VIII/IX Ltd 6.350% due 06/30/22 ~	1,391,540	504,433
Oi SA 5.750% due 02/10/22 ~	1,620,000	769,500
9.750% due 09/15/16 ~	BRL 1,138,000	199,498
Petrobras Global Finance BV 3.000% due 01/15/19	$530,000	384,250
5.375% due 01/27/21	1,596,000	1,168,591
5.750% due 01/20/20	781,000	587,703
5.875% due 03/01/18	8,000	6,620
6.250% due 03/17/24	3,392,000	2,484,640
6.850% due 06/05/15	348,000	220,980
6.875% due 01/20/40	4,650,000	3,028,313
7.875% due 03/15/19	800,000	659,760
QGOG Atlantic 5.250% due 07/30/19 ~	2,392,061	1,542,879
QGOG Constellation SA 6.250% due 11/09/19 ~	4,385,000	1,951,325

		23,539,760

Chile - 1.0%

Banco del Estado de Chile 3.875% due 02/08/22 ~	550,000	561,284
4.125% due 10/07/20 ~	635,000	667,257
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	1,050,000	1,052,955
3.875% due 11/03/21 ~	1,300,000	1,295,512
4.875% due 11/04/44 ~	1,468,000	1,248,994
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	600,000	628,470
6.250% due 07/08/19 ~	945,000	1,034,634
VTR Finance BV 6.875% due 01/15/24 ~	2,245,000	2,042,950

		8,532,056

	Principal Amount	Value
China - 3.5%

Agile Property Holdings Ltd 9.875% due 03/20/17 ~	$685,000	$705,550
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	2,640,000	2,623,078
Central China Real Estate Ltd 8.000% due 01/28/20 ~	400,000	377,495
8.750% due 01/23/21 ~	900,000	849,356
China Hongqiao Group Ltd 6.875% due 05/03/18 ~	2,130,000	1,986,270
7.625% due 06/26/17 ~	1,300,000	1,255,531
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	1,260,000	1,253,510
China SCE Property Holdings Ltd 11.500% due 11/14/17 ~	755,000	789,956
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	1,260,000	1,363,905
Franshion Development Ltd 6.750% due 04/15/21 ~	1,160,000	1,255,726
Kaisa Group Holdings Ltd 8.875% due 03/19/18 * Y ~	1,437,000	711,315
9.000% due 06/06/19 * Y ~	1,115,000	546,350
10.250% due 01/08/20 * Y ~	1,920,000	950,400
KWG Property Holding Ltd 8.975% due 01/14/19 ~	1,380,000	1,419,671
Logan Property Holdings Co Ltd 11.250% due 06/04/19 ~	255,000	264,757
Longfor Properties Co Ltd 6.750% due 01/29/23 ~	890,000	888,382
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	2,030,000	2,131,967
6.300% due 11/12/40 ~	585,000	697,911
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	1,280,000	1,317,798
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	2,540,000	2,622,550
Times Property Holdings Ltd 12.625% due 03/21/19 ~	1,320,000	1,401,393
Trillion Chance Ltd 8.500% due 01/10/19 ~	1,480,000	1,433,674
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	1,470,000	1,227,450
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	2,125,000	2,095,433

		30,169,428

Colombia - 1.0%

Ecopetrol SA 7.625% due 07/23/19	915,000	1,008,513
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	COP 2,668,000,000	755,995
Pacific Exploration & Production Corp 5.125% due 03/28/23 ~	$2,140,000	749,000
5.375% due 01/26/19 ~	2,022,000	773,415
5.625% due 01/19/25 ~	9,752,000	3,474,150
7.250% due 12/12/21 ~	4,810,000	1,755,650

		8,516,723

Costa Rica - 0.4%

Banco de Costa Rica 5.250% due 08/12/18 ~	1,140,000	1,148,550
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,160,000	1,145,442
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	900,000	724,500
6.950% due 11/10/21 ~	200,000	203,750

		3,222,242

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Czech Republic - 0.0%

New World Resources NV 8.000% PIK due 04/07/20 ~	EUR 960,648	$429,371

Dominican Republic - 0.2%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 ~	$1,650,000	1,641,750

Ecuador - 0.7%

EP PetroEcuador 5.957% due 09/24/19 § ~	7,415,579	5,765,613

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	1,300,000	1,314,625

Guatemala - 0.6%

Cementos Progreso Trust 7.125% due 11/06/23 ~	2,200,000	2,282,500
Comcel Trust 6.875% due 02/06/24 ~	2,550,000	2,518,125

		4,800,625

Hong Kong - 0.6%

CFG Investment SAC 9.750% due 07/30/19 ~	940,000	573,400
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	1,300,000	1,393,995
MIE Holdings Corp 6.875% due 02/06/18 ~	800,000	412,000
7.500% due 04/25/19 ~	3,395,000	1,612,625
Shimao Property Holdings Ltd 8.375% due 02/10/22 ~	860,000	892,225

		4,884,245

India - 0.4%

Export-Import Bank of India 4.000% due 08/07/17 ~	580,000	601,576
4.000% due 01/14/23 ~	1,520,000	1,536,934
Vedanta Resources PLC
7.125% due 05/31/23 ~	1,195,000	746,985
8.250% due 06/07/21 ~	1,015,000	718,539

		3,604,034

Indonesia - 0.8%

Golden Legacy PTE Ltd 9.000% due 04/24/19 ~	690,000	615,825
Indo Energy Finance BV 7.000% due 05/07/18 ~	1,270,000	609,600
Indo Energy Finance II BV 6.375% due 01/24/23 ~	2,791,000	1,186,175
Majapahit Holding BV 7.750% due 01/20/20 ~	750,000	836,250
8.000% due 08/07/19 ~	1,170,000	1,291,446
P.T. Berau Coal Energy Tbk 7.250% due 03/13/17 ~	1,560,000	561,600
P.T. Pertamina Persero 6.000% due 05/03/42 ~	942,000	783,373
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	999,000	1,008,990

		6,893,259

	Principal Amount	Value
Jamaica - 1.6%

Digicel Group Ltd 7.125% due 04/01/22 ~	$2,350,000	$2,038,625
8.250% due 09/30/20 ~	9,371,000	8,715,030
Digicel Ltd 6.000% due 04/15/21 ~	3,540,000	3,230,250

		13,983,905

Kazakhstan - 4.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,567,000	2,201,369
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	1,320,000	1,348,644
Kaspi Bank JSC 9.875% due 10/28/16 ~	1,260,000	1,278,900
Kazakhstan Temir Zholy Finance BV 6.375% due 10/06/20 ~	578,000	547,077
6.950% due 07/10/42 ~	2,931,000	2,304,792
Kazkommertsbank JSC 5.500% due 12/21/22 ~	4,257,606	3,137,770
6.875% due 02/13/17	EUR 2,240,000	2,348,532
7.500% due 11/29/16 ~	$4,270,000	3,968,709
8.000% due 11/03/15 ~	3,500,000	3,477,250
8.500% due 05/11/18 ~	3,935,000	3,748,087
KazMunayGas National Co JSC 4.400% due 04/30/23 ~	640,000	540,000
5.750% due 04/30/43 ~	3,049,000	2,215,099
6.000% due 11/07/44 ~	600,000	441,750
6.375% due 04/09/21 ~	940,000	923,550
7.000% due 05/05/20 ~	3,293,000	3,344,865
9.125% due 07/02/18 ~	1,350,000	1,467,450
Zhaikmunai LLP 6.375% due 02/14/19 ~	2,100,000	1,680,000
7.125% due 11/13/19 ~	3,580,000	2,899,800

		37,873,644

Lithuania - 0.1%

Bite Finance International BV 7.476% due 02/15/18 § ~	EUR 500,000	553,169

Luxembourg - 0.3%

Millicom International Cellular SA 6.000% due 03/15/25 ~	$1,350,000	1,225,125
6.625% due 10/15/21 ~	1,645,000	1,635,130

		2,860,255

Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	910,000	1,010,444
Petronas Capital Ltd 5.250% due 08/12/19 ~	1,035,000	1,130,521
7.875% due 05/22/22 ~	290,000	360,908
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	1,445,000	1,573,027

		4,074,900

Mexico - 2.2%

CEMEX Espana SA 9.875% due 04/30/19 ~	1,470,000	1,587,159
Cemex Finance LLC 9.375% due 10/12/22 ~	4,210,000	4,499,227
Cemex SAB de CV 6.500% due 12/10/19 ~	1,780,000	1,762,200
7.250% due 01/15/21 ~	530,000	530,000
Comision Federal de Electricidad 4.875% due 01/15/24 ~	1,640,000	1,669,635
5.750% due 02/14/42 ~	1,585,000	1,442,350
Elementia SAB de CV 5.500% due 01/15/25 ~	2,380,000	2,237,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Petroleos Mexicanos 5.500% due 06/27/44	$1,218,000	$983,535
5.625% due 01/23/46 ~	2,367,000	1,946,976
6.000% due 03/05/20	620,000	665,508
6.500% due 06/02/41	1,321,000	1,223,246
7.190% due 09/12/24 ~	MXN 11,530,000	649,721

		19,196,757

Nigeria - 1.3%

Access Bank PLC 9.250% due 06/24/21 § ~	$1,430,000	1,219,075
Access Finance BV 7.250% due 07/25/17 ~	840,000	810,749
First Bank of Nigeria Ltd 8.000% due 07/23/21 § ~	3,250,000	2,502,500
8.250% due 08/07/20 § ~	2,600,000	2,081,300
GTB Finance BV 6.000% due 11/08/18 ~	1,336,000	1,232,754
Sea Trucks Group Ltd 9.000% due 03/26/18 ~	4,030,000	2,728,310
Seven Energy Ltd 10.250% due 10/11/21 ~	1,240,000	812,200

		11,386,888

Peru - 0.8%

Cementos Pacasmayo SAA 4.500% due 02/08/23 ~	2,450,000	2,241,750
InRetail Shopping Malls 6.500% due 07/09/21 ~	2,220,000	2,325,450
Union Andina de Cementos SAA 5.875% due 10/30/21 ~	2,300,000	2,219,500

		6,786,700

Philippines - 0.6%

Development Bank of the Philippines 5.500% due 03/25/21 ~	1,700,000	1,899,701
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	2,195,000	2,853,500

		4,753,201

Russia - 5.7%

Alfa Bank OJSC 7.500% due 09/26/19 ~	1,325,000	1,337,312
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	1,265,000	521,813
Credit Bank of Moscow 7.700% due 02/01/18 ~	1,970,000	1,959,165
Evraz Group SA 9.500% due 04/24/18 ~	1,120,000	1,176,594
Gazprom Neft OAO 4.375% due 09/19/22 ~	3,663,000	3,177,652
Gazprom OAO 4.300% due 11/12/15 ~	1,280,000	1,284,237
8.625% due 04/28/34 ~	805,000	879,128
9.250% due 04/23/19 ~	681,000	754,279
Metalloinvest Finance Ltd 5.625% due 04/17/20 ~	1,597,000	1,511,081
6.500% due 07/21/16 ~	850,000	869,366
Mobile Telesystems OJSC 8.625% due 06/22/20 ~	2,610,000	2,835,765
Polyus Gold International Ltd 5.625% due 04/29/20 ~	1,468,000	1,396,435
Sberbank of Russia 5.125% due 10/29/22 ~	1,120,000	1,034,275
5.250% due 05/23/23 ~	1,590,000	1,335,600
5.500% due 02/26/24 § ~	1,880,000	1,602,700
Sibur Securities Ltd 3.914% due 01/31/18 ~	2,930,000	2,864,075
Sistema JSFC 6.950% due 05/17/19 ~	2,795,000	2,748,883

	Principal Amount	Value
TMK OAO 6.750% due 04/03/20 ~	$3,403,000	$3,008,252
Vimpel Communications 7.748% due 02/02/21 ~	2,142,000	2,196,895
VimpelCom Holdings BV 5.200% due 02/13/19 ~	500,000	491,250
7.504% due 03/01/22 ~	2,478,000	2,493,487
Vnesheconombank 4.224% due 11/21/18 ~	2,330,000	2,236,800
5.450% due 11/22/17 ~	3,410,000	3,434,566
5.942% due 11/21/23 ~	2,720,000	2,504,331
6.025% due 07/05/22 ~	1,816,000	1,721,568
6.800% due 11/22/25 ~	3,214,000	3,057,877
6.902% due 07/09/20 ~	716,000	722,381

		49,155,767

Singapore - 0.2%

Puma International Financing SA 6.750% due 02/01/21 ~	1,270,000	1,260,475
Yanlord Land Group Ltd 10.625% due 03/29/18 ~	850,000	892,925

		2,153,400

South Africa - 0.1%

Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 18,180,000	1,260,210

Ukraine - 0.7%

MHP SA 8.250% due 04/02/20 ~	$3,745,000	3,169,708
Oschadbank 9.625% due 03/20/25 § ~	380,000	326,876
Ukraine Railways 9.500% due 05/21/18 ~	645,000	495,334
Ukreximbank 9.750% due 01/22/25 ~	2,201,000	1,903,865

		5,895,783

United Arab Emirates - 0.7%

Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 2,100,000	3,184,716
Emirates Airline 4.500% due 02/06/25 ~	$443,332	449,428
JAFZ Sukuk Ltd 7.000% due 06/19/19 ~	848,000	968,458
Topaz Marine SA 8.625% due 11/01/18 ~	1,410,000	1,260,188

		5,862,790

United Kingdom - 0.2%

Sable International Finance Ltd 6.875% due 08/01/22 ~	1,300,000	1,316,250

Venezuela - 2.2%

Petroleos de Venezuela SA 5.000% due 10/28/15	2,651,000	2,644,373
5.125% due 10/28/16	3,572,085	2,464,739
5.250% due 04/12/17 ~	1,250,000	568,000
5.375% due 04/12/27 ~	962,000	310,245
8.500% due 11/02/17 ~	14,995,400	10,084,406
9.000% due 11/17/21 ~	2,210,581	801,336
9.750% due 05/17/35 ~	5,091,498	1,901,165
12.750% due 02/17/22 ~	1,082,000	482,031

		19,256,295

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Vietnam - 0.1%

Vietnam Joint Stock Commercial Bank for Industry & Trade 8.000% due 05/17/17 ~	$450,000	$461,250

Total Corporate Bonds & Notes (Cost $332,436,637)		299,559,099

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Czech Republic - 0.0%

New World Resources NV 4.000% PIK due 09/30/18 ~	EUR 1,003,079	140,105

Total Convertible Corporate Bonds & Notes (Cost $602,605)		140,105

SENIOR LOAN NOTES - 0.8%

United Arab Emirates - 0.8%

Dubai World Term B1 2.000% PIK due 09/30/18 §	$8,172,425	6,578,803

Total Senior Loan Notes (Cost $6,986,553)		6,578,803

FOREIGN GOVERNMENT BONDS & NOTES - 56.2%

Argentina - 0.4%

Argentine Republic Government 2.500% due 12/31/38 * Y	5,352,197	3,106,950
8.280% due 12/31/33 * Y	392,070	390,110
8.750% due 06/02/17 * Y	153,729	155,266

		3,652,326

Azerbaijan - 0.2%

Republic of Azerbaijan 4.750% due 03/18/24 ~	1,464,000	1,376,160

Belarus - 1.0%

Republic of Belarus 8.950% due 01/26/18 ~	8,448,000	8,511,360

Bolivia - 0.2%

Bolivian Government 4.875% due 10/29/22 ~	830,000	840,375
5.950% due 08/22/23 ~	1,230,000	1,285,350

		2,125,725

Brazil - 5.1%

Banco Nacional de Desenvolvimento Economico e Social 5.500% due 07/12/20 ~	370,000	336,589
5.750% due 09/26/23 ~	900,000	751,500
6.500% due 06/10/19 ~	1,368,000	1,318,752
Brazil Letras do Tesouro Nacional 14.385% due 07/01/18	BRL 32,672,000	5,467,922
14.405% due 01/01/18	90,504,000	16,322,292
17.043% due 01/01/16	34,660,000	8,449,381
18.737% due 01/01/19	16,800,000	2,606,748
Brazilian Government 2.625% due 01/05/23	$1,690,000	1,373,125
4.250% due 01/07/25	2,304,000	2,018,880
4.875% due 01/22/21	855,000	833,625
5.000% due 01/27/45	1,528,000	1,149,820
5.625% due 01/07/41	641,000	522,415

	Principal Amount	Value
7.125% due 01/20/37	$1,354,000	$1,272,760
8.250% due 01/20/34	939,000	974,213
8.875% due 04/15/24	620,000	736,250

		44,134,272

Chile - 0.2%

Chile Government 3.250% due 09/14/21	530,000	549,875
6.000% due 01/01/20 ~	CLP 485,000,000	757,043

		1,306,918

Colombia - 4.3%

Colombia Government 4.000% due 02/26/24	$1,260,000	1,224,090
5.000% due 06/15/45	2,346,000	2,017,560
5.625% due 02/26/44	2,973,000	2,787,187
6.125% due 01/18/41	4,053,000	4,032,735
7.375% due 09/18/37	1,818,000	2,049,795
8.125% due 05/21/24	2,025,000	2,483,663
9.850% due 06/28/27	COP 1,376,000,000	508,903
11.750% due 02/25/20	$1,850,000	2,455,875
Colombian TES 6.000% due 04/28/28	COP 13,757,100,000	3,625,630
7.000% due 09/11/19	3,617,800,000	1,176,965
7.250% due 06/15/16	36,883,600,000	12,092,732
7.500% due 08/26/26	4,758,600,000	1,442,602
10.000% due 07/24/24	3,180,600,000	1,154,719

		37,052,456

Costa Rica - 0.2%

Costa Rica Government 4.250% due 01/26/23 ~	$1,161,000	1,015,875
4.375% due 04/30/25 ~	600,000	505,500
5.625% due 04/30/43 ~	400,000	303,500

		1,824,875

Croatia - 1.0%

Croatia Government 6.250% due 04/27/17 ~	1,403,000	1,474,306
6.375% due 03/24/21 ~	2,714,000	2,924,818
6.625% due 07/14/20 ~	2,565,000	2,789,053
6.750% due 11/05/19 ~	1,400,000	1,525,510

		8,713,687

Dominican Republic - 1.4%

Dominican Republic
5.500% due 01/27/25 ~	2,040,000	1,978,800
5.875% due 04/18/24 ~	2,579,000	2,546,762
6.600% due 01/28/24 ~	1,375,000	1,430,000
6.850% due 01/27/45 ~	1,850,000	1,789,875
7.450% due 04/30/44 ~	1,320,000	1,356,300
7.500% due 05/06/21 ~	2,355,000	2,525,738

		11,627,475

Ecuador - 1.4%

Ecuador Government 7.950% due 06/20/24 ~	5,851,000	4,154,210
9.375% due 12/15/15 ~	3,370,000	3,302,600
10.500% due 03/24/20 ~	6,487,000	4,897,685

		12,354,495

Egypt - 0.2%

Egypt Government
5.750% due 04/29/20 ~	781,000	808,530
5.875% due 06/11/25 ~	840,000	795,900
6.875% due 04/30/40 ~	570,000	538,650

		2,143,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
El Salvador - 0.5%

El Salvador Government 5.875% due 01/30/25 ~	$900,000	$783,000
6.375% due 01/18/27 ~	405,000	357,412
7.375% due 12/01/19 ~	570,000	594,225
7.625% due 02/01/41 ~	428,000	380,385
7.650% due 06/15/35 ~	1,360,000	1,218,900
8.250% due 04/10/32 ~	745,000	733,825

		4,067,747

Ethiopia - 0.3%

Federal Democratic Republic of Ethiopia 6.625% due 12/11/24 ~	2,420,000	2,223,496

Gabon - 0.5%

Gabonese Republic 6.375% due 12/12/24 ~	5,657,300	4,706,421

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,380,000	1,435,200

Guatemala - 0.3%

Guatemala Government 4.875% due 02/13/28 ~	2,370,000	2,316,675

Hungary - 3.1%

Hungary Government 3.000% due 06/26/24	HUF 194,920,000	677,171
3.500% due 06/24/20	94,690,000	355,919
4.125% due 02/19/18	$2,702,000	2,813,458
5.375% due 02/21/23	3,904,000	4,254,423
5.375% due 03/25/24	2,028,000	2,205,450
5.500% due 06/24/25	HUF 519,060,000	2,185,283
5.750% due 11/22/23	$3,826,000	4,265,990
6.000% due 11/24/23	HUF 80,710,000	345,405
6.250% due 01/29/20	$2,565,000	2,888,885
6.500% due 06/24/19	HUF 218,740,000	903,253
7.000% due 06/24/22	139,360,000	613,750
7.500% due 11/12/20	164,990,000	730,259
7.625% due 03/29/41	$3,374,000	4,491,637

		26,730,883

Indonesia - 1.6%

Indonesia Government 4.125% due 01/15/25 ~	750,000	704,221
4.875% due 05/05/21 ~	1,176,000	1,218,597
5.125% due 01/15/45 ~	1,480,000	1,304,004
5.875% due 03/13/20 ~	1,131,000	1,235,542
6.875% due 01/17/18 ~	2,410,000	2,652,919
7.750% due 01/17/38 ~	660,000	777,862
11.625% due 03/04/19 ~	1,329,000	1,694,535
Indonesia Treasury 7.000% due 05/15/27	IDR 4,974,000,000	278,563
8.375% due 09/15/26	2,174,000,000	137,390
9.000% due 03/15/29	17,713,000,000	1,139,281
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$960,000	886,848
6.125% due 03/15/19 ~	1,364,000	1,498,695

		13,528,457

Iraq - 0.2%

Republic of Iraq 5.800% due 01/15/28 ~	3,040,000	2,108,106

	Principal Amount	Value
Ivory Coast - 2.0%

Ivory Coast Government 5.375% due 07/23/24 ~	$2,165,000	$1,900,134
5.750% due 12/31/32 § ~	17,748,000	15,539,190

		17,439,324

Jamaica - 0.1%

Jamaica Government 7.875% due 07/28/45	1,170,000	1,172,925

Kazakhstan - 0.9%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	1,420,000	1,138,130
Kazakhstan Government 4.875% due 10/14/44 ~	750,000	598,125
5.125% due 07/21/25 ~	3,000,000	2,902,500
6.500% due 07/21/45 ~	3,050,000	2,875,845

		7,514,600

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	1,260,000	1,147,860

Latvia - 0.2%

Republic of Latvia 2.750% due 01/12/20 ~	1,445,000	1,472,094

Lebanon - 1.6%

Lebanon Government 5.150% due 11/12/18 ~	502,000	503,004
5.450% due 11/28/19 ~	1,023,000	1,011,911
6.000% due 01/27/23 ~	774,000	768,350
6.100% due 10/04/22 ~	3,566,000	3,560,651
6.375% due 03/09/20	2,010,000	2,073,717
6.600% due 11/27/26 ~	3,612,000	3,621,319
8.250% due 04/12/21 ~	2,179,000	2,397,989

		13,936,941

Lithuania - 0.9%

Lithuania Government 6.125% due 03/09/21 ~	2,270,000	2,653,975
6.625% due 02/01/22 ~	1,665,000	2,015,066
7.375% due 02/11/20 ~	2,515,000	3,024,288

		7,693,329

Malaysia - 0.1%

Malaysia Government 4.254% due 05/31/35	MYR 324,000	69,154
4.935% due 09/30/43	2,290,000	531,377

		600,531

Mexico - 6.6%

Mexican Bonos 6.500% due 06/10/21	MXN 150,840,000	9,388,023
7.500% due 06/03/27	41,330,000	2,673,498
7.750% due 05/29/31	33,610,000	2,213,044
8.000% due 06/11/20	222,410,000	14,740,469
8.000% due 12/07/23	101,560,000	6,782,079
8.500% due 12/13/18	115,620,000	7,586,174
8.500% due 05/31/29	34,560,000	2,417,618
Mexico Government 4.000% due 03/15/15	EUR 2,958,000	2,739,241
4.600% due 01/23/46	$3,011,000	2,691,081
4.750% due 03/08/44	1,480,000	1,354,200
5.550% due 01/21/45	1,986,000	2,045,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
5.750% due 10/12/10	$1,416,000	$1,331,040
6.050% due 01/11/40	650,000	714,188

		56,676,235

Morocco - 0.5%

Morocco Government 4.250% due 12/11/22 ~	3,000,000	3,041,250
5.500% due 12/11/42 ~	1,697,000	1,689,232

		4,730,482

Pakistan - 1.2%

Pakistan Government 6.750% due 12/03/19 ~	2,240,000	2,295,845
6.875% due 06/01/17 ~	1,394,000	1,449,657
7.250% due 04/15/19 ~	2,696,000	2,776,141
8.250% due 04/15/24 ~	1,736,000	1,827,845
8.250% due 09/30/25 ~	1,630,000	1,682,975

		10,032,463

Panama - 0.8%

Panama Government 4.000% due 09/22/24	770,000	763,263
4.300% due 04/29/53	1,710,000	1,457,775
6.700% due 01/26/36	1,804,000	2,155,780
7.125% due 01/29/26	295,000	367,275
8.875% due 09/30/27	670,000	924,600
9.375% due 04/01/29	783,000	1,130,456

		6,799,149

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	1,390,000	1,372,625

Peru - 1.5%

Peruvian Government 5.625% due 11/18/50	3,041,000	3,155,038
5.700% due 08/12/24 ~	PEN 4,858,000	1,343,931
6.950% due 08/12/31 ~	701,000	200,409
7.350% due 07/21/25	$3,017,000	3,771,250
8.200% due 08/12/26 ~	PEN 2,713,000	871,603
8.750% due 11/21/33	$2,472,000	3,491,700

		12,833,931

Philippines - 1.8%

Philippine Government 3.900% due 11/26/22	PHP 56,000,000	1,165,639
4.000% due 01/15/21	$3,095,000	3,334,776
4.950% due 01/15/21	PHP 20,000,000	436,392
6.250% due 01/14/36	28,000,000	661,378
6.375% due 10/23/34	$1,389,000	1,820,933
7.750% due 01/14/31	2,010,000	2,856,150
9.500% due 02/02/30	2,125,000	3,386,198
10.625% due 03/16/25	980,000	1,556,770

		15,218,236

Poland - 1.2%

Poland Government 1.500% due 04/25/20	PLN 3,909,000	990,952
3.000% due 03/17/23	$514,000	514,336
3.250% due 07/25/19	PLN 8,746,000	2,392,448
3.250% due 07/25/25	19,601,000	5,343,579
4.000% due 10/25/23	334,000	95,832
5.000% due 03/23/22	$1,065,000	1,192,800

		10,529,947

Romania - 1.3%

Romanian Government 4.375% due 08/22/23 ~	4,726,000	4,937,016
6.125% due 01/22/44 ~	330,000	384,450
6.750% due 02/07/22 ~	5,022,000	5,938,515

		11,259,981

	Principal Amount	Value
Russia - 0.9%

Russian Federal 6.200% due 01/31/18	RUB 20,303,000	$281,252
6.400% due 05/27/20	61,656,000	792,289
6.700% due 05/15/19	8,994,000	121,150
6.800% due 12/11/19	20,115,000	266,332
7.000% due 01/25/23	52,054,000	644,600
7.000% due 08/16/23	33,991,000	417,019
7.400% due 06/14/17	50,071,000	726,884
7.500% due 03/15/18	59,097,000	842,021
7.500% due 02/27/19	24,754,000	343,957
7.600% due 04/14/21	28,740,000	379,508
8.150% due 02/03/27	39,522,000	507,543
Russian Foreign 5.875% due 09/16/43 ~	$1,200,000	1,161,738
7.500% due 03/31/30 § ~	906,032	1,067,346

		7,551,639

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	1,810,000	1,905,930

Serbia - 0.7%

Republic of Serbia 4.875% due 02/25/20 ~	1,580,000	1,599,940
5.875% due 12/03/18 ~	1,850,000	1,940,187
7.250% due 09/28/21 ~	2,160,000	2,427,300

		5,967,427

South Africa - 3.5%

South Africa Government 5.500% due 03/09/20	2,559,000	2,726,231
5.875% due 05/30/22	2,044,000	2,215,185
6.250% due 03/31/36	ZAR 30,820,000	1,660,137
6.875% due 05/27/19	$3,145,000	3,513,893
7.000% due 02/28/31	ZAR 66,374,890	4,040,877
7.750% due 02/28/23	32,350,000	2,265,329
8.000% due 01/31/30	24,420,000	1,642,269
8.250% due 03/31/32	41,850,000	2,827,020
8.500% due 01/31/37	20,120,000	1,377,167
8.750% due 01/31/44	20,090,000	1,394,420
8.750% due 02/28/48	49,700,000	3,462,521
10.500% due 12/21/26	31,200,000	2,582,496

		29,707,545

Thailand - 0.2%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 37,223,096	862,502
4.675% due 06/29/44	27,430,000	885,674

		1,748,176

Turkey - 2.6%

Turkey Government 3.000% due 02/23/22 ^	TRY 6,533,717	2,106,745
3.250% due 03/23/23	$710,000	633,593
4.875% due 04/16/43	755,000	631,369
5.625% due 03/30/21	482,000	504,232
5.750% due 03/22/24	1,290,000	1,340,052
6.000% due 01/14/41	765,000	747,787
6.250% due 09/26/22	720,000	771,300
6.750% due 04/03/18	2,576,000	2,786,202
6.750% due 05/30/40	1,095,000	1,170,281
6.875% due 03/17/36	1,146,000	1,242,837
7.000% due 03/11/19	688,000	757,227
7.000% due 06/05/20	481,000	532,708
7.100% due 03/08/23	TRY 10,922,000	2,926,035
7.375% due 02/05/25	$1,325,000	1,518,283
7.500% due 07/14/17	1,282,000	1,384,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
7.500% due 11/07/19	$695,000	$782,535
8.000% due 03/12/25	TRY 6,530,000	1,817,936
10.400% due 03/20/24	3,130,000	1,009,244

		22,662,894

Ukraine - 0.9%

Ukraine Government 6.250% due 06/17/16 ~	$680,000	526,894
7.500% due 04/17/23 ~	1,421,000	1,090,111
7.750% due 09/23/20 ~	1,347,000	1,085,645
7.800% due 11/28/22 ~	2,918,000	2,249,340
7.950% due 02/23/21 ~	1,615,000	1,274,410
9.250% due 07/24/17 ~	2,198,000	1,706,006

		7,932,406

United Arab Emirates - 0.1%

Emirate of Dubai Government 5.250% due 01/30/43 ~	1,467,000	1,294,628

Uruguay - 1.2%

Uruguay Government 3.700% due 06/26/37 ^	UYU 31,559,094	738,098
4.125% due 11/20/45	$1,133,086	900,803
4.250% due 04/05/27 ^	UYU 62,113,286	1,754,981
4.500% due 08/14/24	$2,366,120	2,395,696
5.100% due 06/18/50	985,000	866,800
7.625% due 03/21/36	1,323,000	1,642,174
7.875% due 01/15/33	1,757,000	2,205,035

		10,503,587

Venezuela - 1.7%

Venezuela Government 5.750% due 02/26/16 ~	2,035,000	1,719,575
6.000% due 12/09/20 ~	1,115,000	373,525
7.650% due 04/21/25	895,000	299,825
7.750% due 10/13/19 ~	1,774,000	616,465
8.250% due 10/13/24 ~	1,867,000	634,780
9.000% due 05/07/23 ~	1,595,000	554,263
9.250% due 09/15/27	1,711,000	675,845
9.250% due 05/07/28 ~	1,633,000	559,303
11.750% due 10/21/26 ~	8,998,500	3,531,911

	Principal Amount	Value
11.950% due 08/05/31 ~	$11,538,200	$4,586,434
12.750% due 08/23/22 ~	1,789,000	773,742

		14,325,668

Vietnam - 0.5%

Vietnam Government 4.800% due 11/19/24 ~	1,916,000	1,820,572
6.750% due 01/29/20 ~	2,485,000	2,714,825

		4,535,397

Zambia - 0.4%

Zambia Government 8.500% due 04/14/24 ~	900,000	724,500
8.970% due 07/30/27 ~	3,080,000	2,448,600

		3,173,100

Total Foreign Government Bonds & Notes (Cost $543,059,462)		483,678,864

SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $40,417,079; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $41,229,375)	40,417,079	40,417,079

Total Short-Term Investment (Cost $40,417,079)		40,417,079

TOTAL INVESTMENTS - 96.5% (Cost $923,502,336)		830,373,950

OTHER ASSETS & LIABILITIES, NET - 3.5%		29,917,318

NET ASSETS - 100.0%		$860,291,268

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $5,860,391 or 0.7% of the portfolio’s net assets were in default as of September 30, 2015.

(b)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	14,855,210	USD	3,860,000	10/15	ABN	($112,942)
BRL	34,885,911	USD	8,780,969	10/15	ABN	18,605
BRL	13,058,225	USD	3,377,875	10/15	BNP	(84,086)
BRL	7,672,000	USD	1,931,083	10/15	BNP	4,092
BRL	22,772,586	USD	5,731,981	10/15	CIT	12,145
BRL	20,447,817	USD	5,360,751	10/15	CSF	(203,022)
BRL	18,320,833	USD	4,754,134	10/15	DUB	(132,912)
BRL	10,814,007	USD	2,721,943	10/15	DUB	5,767
BRL	12,524,892	USD	3,152,582	10/15	GSC	6,680
BRL	24,848,914	USD	6,634,582	10/15	HSB	(366,726)
BRL	2,861,602	USD	720,280	10/15	HSB	1,526
BRL	11,151,799	USD	2,749,186	11/15	ABN	32,898
BRL	11,151,799	USD	2,757,650	11/15	GSC	24,434
BRL	11,609,378	USD	2,880,000	11/15	HSB	16,239
CLP	3,082,963,980	USD	4,530,000	10/15	BNP	(112,070)
CLP	946,808,755	USD	1,435,864	10/15	SCB	(79,074)
CNY	27,695,516	USD	4,308,657	11/15	JPM	20,061
CNY	4,094,370	USD	630,000	02/16	BNP	3,966
CNY	76,465,261	USD	11,764,791	02/16	HSB	74,976
CNY	4,094,370	USD	621,489	09/16	BNP	3,867
COP	3,272,580,000	USD	1,060,000	10/15	DUB	(3,453)
COP	1,115,749,458	USD	357,612	10/15	DUB	2,606

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
COP	1,719,200,000	USD	560,000	10/15	JPM	($4,959)
COP	15,053,777,564	USD	4,942,100	10/15	SCB	(76,380)
CZK	100,293,901	USD	4,100,910	10/15	BRC	22,999
CZK	20,746,966	USD	860,000	10/15	DUB	(6,921)
EUR	2,482,515	USD	2,809,746	10/15	BRC	(34,917)
HUF	132,286,656	USD	480,000	10/15	BNP	(8,642)
HUF	959,413,927	USD	3,402,032	10/15	BNP	16,512
HUF	358,163,028	USD	1,286,690	10/15	HSB	(10,498)
HUF	48,198,662	USD	171,206	10/15	SCB	534
HUF	123,120,844	USD	440,000	10/15	UBS	(1,301)
IDR	34,886,290,058	USD	2,389,992	10/15	BNP	(31,775)
IDR	9,848,916,000	USD	677,600	10/15	HSB	(11,840)
IDR	10,409,000,000	USD	700,000	10/15	HSB	3,620
IDR	31,988,595,000	USD	2,189,500	10/15	SCB	(27,159)
ILS	7,946,898	USD	2,099,688	10/15	BNP	(73,451)
INR	316,980,098	USD	4,727,518	10/15	BNP	87,645
INR	517,722,930	USD	7,710,000	10/15	JPM	154,596
KRW	760,192,000	USD	640,000	11/15	JPM	66
KRW	16,757,951,335	USD	14,275,086	11/15	MSC	(165,234)
MXN	25,340,850	USD	1,500,000	10/15	BRC	(4,405)
MXN	101,163,300	USD	6,224,735	10/15	DUB	(254,164)
MXN	17,531,667	USD	1,058,385	10/15	HSB	(23,682)
MXN	296,932,165	USD	18,080,652	10/15	JPM	(555,971)
MXN	109,711,195	USD	6,695,000	10/15	MER	(219,940)
MYR	13,371,696	USD	3,111,000	10/15	BNP	(66,876)
MYR	43,843,191	USD	10,403,314	10/15	JPM	(422,223)
MYR	4,671,000	USD	1,080,000	10/15	UBS	(16,627)
MYR	4,480,967	USD	1,063,100	11/15	BRC	(44,482)
MYR	2,594,131	USD	612,300	11/15	DUB	(22,600)
MYR	18,602,000	USD	4,389,853	11/15	MER	(161,228)
MYR	5,726,306	USD	1,351,500	11/15	SCB	(49,791)
PEN	3,144,356	USD	972,131	10/15	BNP	(7,556)
PEN	945,400	USD	290,000	10/15	BNP	14
PEN	1,213,230	USD	370,000	10/15	CSF	2,175
PHP	18,732,000	USD	400,000	10/15	BNP	195
PLN	3,378,363	USD	910,000	10/15	CIT	(21,763)
PLN	12,565,558	USD	3,359,055	10/15	MER	(55,325)
PLN	46,124,987	USD	12,184,648	10/15	SCB	(57,492)
RON	2,036,736	USD	520,000	10/15	BNP	(5,151)
RON	1,132,722	USD	290,000	10/15	MER	(3,669)
RON	21,543,974	USD	5,405,182	10/15	MER	40,737
RUB	111,707,568	USD	1,680,000	10/15	BNP	7,338
RUB	125,889,614	USD	2,053,446	10/15	BRC	(151,889)
RUB	15,247,114	USD	219,799	10/15	BRC	10,508
RUB	98,866,858	USD	1,475,803	10/15	CSF	17,577
RUB	31,691,700	USD	460,000	10/15	HSB	18,702
RUB	71,933,316	USD	1,042,808	10/15	JPM	43,741
RUB	350,769,524	USD	5,290,841	10/15	MER	7,519
RUB	125,701,479	USD	1,851,741	10/15	MSC	46,975
SGD	580,836	USD	410,000	10/15	ANZ	(2,231)
SGD	1,382,882	USD	980,000	10/15	HSB	(9,165)
SGD	15,063,075	USD	10,655,449	10/15	SCB	(80,603)
SGD	6,418,200	USD	4,531,027	11/15	BRC	(29,681)
THB	29,168,100	USD	810,000	10/15	HSB	(7,185)
THB	31,119,100	USD	860,000	10/15	JPM	(3,486)
THB	585,674,348	USD	16,002,031	11/15	DUB	100,125
TRY	8,068,945	USD	2,834,965	10/15	CIT	(191,918)
TRY	4,654,778	USD	1,523,552	10/15	DUB	1,158
TRY	15,396,663	USD	5,034,649	10/15	HSB	8,650
TRY	3,577,471	USD	1,160,000	10/15	MER	11,829
TWD	263,432,568	USD	8,035,155	10/15	DUB	(72,558)
TWD	22,848,500	USD	700,000	10/15	JPM	(9,374)
USD	6,518,746	BRL	26,007,009	10/15	ABN	(41,226)
USD	6,519,895	BRL	23,734,112	10/15	ABN	533,236
USD	3,286,824	BRL	13,058,225	10/15	BNP	(6,964)
USD	2,000,000	BRL	7,672,000	10/15	BNP	64,825
USD	6,213,697	BRL	22,772,586	10/15	CIT	469,571
USD	5,146,824	BRL	20,447,817	10/15	CSF	(10,905)
USD	7,281,451	BRL	29,134,840	10/15	DUB	(67,481)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	2,787,950	BRL	11,151,799	10/15	GSC	($24,965)
USD	424,160	BRL	1,373,092	10/15	GSC	77,814
USD	6,254,603	BRL	24,848,914	10/15	HSB	(13,252)
USD	745,500	BRL	2,861,602	10/15	HSB	23,693
USD	5,403,941	CLP	3,787,751,900	10/15	BNP	(23,960)
USD	926,059	CLP	650,612,011	10/15	DUB	(6,277)
USD	4,300,000	CNY	27,575,900	11/15	HSB	(10,022)
USD	629,661	CNY	4,094,370	02/16	BNP	(4,305)
USD	11,490,000	CNY	76,465,261	02/16	HSB	(349,767)
USD	11,608,863	CNY	76,465,261	09/16	HSB	(71,228)
USD	7,130,000	CNY	46,826,275	10/16	BNP	(15,042)
USD	2,882,140	COP	8,179,512,802	10/15	ABN	241,399
USD	3,780,000	COP	10,006,529,400	10/15	CSF	541,145
USD	3,085,774	COP	8,689,849,282	10/15	JPM	280,272
USD	9,534,550	EUR	8,424,132	10/15	BRC	118,488
USD	2,879,858	GBP	1,864,263	10/15	HSB	59,981
USD	1,488	IDR	21,848,750	10/15	BNP	11
USD	2,190,000	IDR	32,314,107,000	10/15	SCB	5,655
USD	300,000	INR	19,994,130	10/15	ANZ	(3,726)
USD	10,159,305	MXN	172,926,618	10/15	BNP	(46,675)
USD	12,017,785	MXN	203,050,254	10/15	BNP	33,933
USD	300,000	MXN	4,986,705	10/15	CIT	5,689
USD	3,570,000	MXN	59,346,252	10/15	DUB	67,435
USD	9,955,730	MXN	167,294,089	10/15	JPM	82,176
USD	4,230,000	MXN	69,230,295	10/15	SCB	144,088
USD	744,000	MYR	3,182,832	10/15	DUB	19,415
USD	1,515,500	MYR	6,482,450	10/15	UBS	39,742
USD	142,766	PHP	6,734,263	10/15	HSB	(1,107)
USD	2,448,783	PLN	9,158,202	10/15	BNP	40,913
USD	2,451,044	PLN	9,158,202	10/15	HSB	43,174
USD	4,446,470	RUB	295,324,755	10/15	CSF	(14,399)
USD	4,560,000	SGD	6,418,200	11/15	MER	58,653
USD	3,860,000	TRY	10,864,893	10/15	DUB	301,118
USD	4,104,470	TRY	12,320,799	11/15	DUB	106,584
USD	1,810,741	ZAR	22,992,244	10/15	BNP	159,597
USD	3,140,000	ZAR	39,645,326	10/15	BRC	292,947
USD	414,099	ZAR	5,781,262	10/15	DUB	(1,071)
USD	1,670,000	ZAR	22,984,310	10/15	DUB	19,426
USD	3,400,000	ZAR	46,583,617	10/15	GSC	54,686
USD	600,396	ZAR	7,629,534	10/15	HSB	52,496
USD	479,118	ZAR	6,176,256	10/15	MER	35,582
USD	2,830,000	ZAR	38,701,948	10/15	UBS	50,693
USD	1,239,775	ZAR	17,289,278	11/15	HSB	4,872
USD	4,100,000	ZAR	57,802,000	11/15	MER	(28,561)
ZAR	7,494,988	USD	549,000	10/15	CIT	(10,762)
ZAR	10,601,738	USD	790,000	10/15	DUB	(28,656)
ZAR	11,750,261	USD	863,276	10/15	GSC	(19,453)
ZAR	12,636,260	USD	910,000	10/15	HSB	(2,551)
ZAR	113,254,632	USD	8,318,000	10/15	MER	(184,835)
ZAR	19,665,216	USD	1,440,000	10/15	SCB	(27,780)

Total Forward Foreign Currency Contracts						($252,981)

(c)	Swap agreements outstanding as of September 30, 2015 were as follows:

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Received)	Notional Amount on Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR 590,000	$643,690	3-Month USD-LIBOR	HSB	1.078%	06/05/45	$10,300	($738)	$11,038

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	BNP	14.690%	01/02/18	BRL 51,061,643	($197,384)	$-	($197,384)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	BNP	13.278%	01/02/18	BRL 18,720,918	$175,696	$-	$175,696
Brazil CETIP Interbank	BNP	13.747%	01/02/18	20,069,162	149,892	-	149,892
Brazil CETIP Interbank	BNP	13.859%	01/02/18	8,663,113	60,833	-	60,833

					$386,421	$-	$386,421

					$189,037	$-	$189,037

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 8,500,000,000	$681,687	$1,075,510	($393,823)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	20,806,000,000	1,323,079	1,791,413	(468,334)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	589,682	966,375	(376,693)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	16,000,000,000	1,015,719	1,506,667	(490,948)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,049,533	1,618,076	(568,543)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	7,000,000,000	456,906	617,751	(160,845)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	11,500,000,000	832,501	1,372,401	(539,900)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	698,446	1,147,409	(448,963)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	4,361,000,000	260,337	357,061	(96,724)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	14,894,000,000	889,120	1,219,460	(330,340)
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	10,824,000,000	646,286	805,182	(158,896)

				$8,443,296	$12,477,305	($4,034,009)

Total Swap Agreements				$8,642,633	$12,476,567	($3,833,934)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$299,559,099	$-	$299,559,099	$-
	Convertible Corporate Bonds & Notes	140,105	-	140,105	-
	Senior Loan Notes	6,578,803	-	6,578,803	-
	Foreign Government Bonds & Notes	483,678,864	-	483,678,864	-
	Short-Term Investment	40,417,079	-	40,417,079	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,860,386	-	4,860,386	-
	Swaps	10,300	-	10,300	-

	Total Foreign Currency Contracts	4,870,686	-	4,870,686	-

	Interest Rate Contracts
	Swaps	8,829,717	-	8,829,717	-

	Total Assets - Derivatives	13,700,403	-	13,700,403	-

	Total Assets	844,074,353	-	844,074,353	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,113,367)	-	(5,113,367)	-
	Interest Rate Contracts
	Swaps	(197,384)	-	(197,384)	-

	Total Liabilities - Derivatives	(5,310,751)	-	(5,310,751)	-

	Total Liabilities	(5,310,751)	-	(5,310,751)	-

	Total	$838,763,602	$-	$838,763,602	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND AMERICAN FUNDS® GROWTH PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)	PACIFIC SELECT FUND AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	4,576,469	$290,285,416

TOTAL INVESTMENTS - 100.0% (Cost $279,078,152)		290,285,416

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(100,529)

NET ASSETS - 100.0%		$290,184,887

Note to Schedule of Investments

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	6,868,293	$295,817,384

TOTAL INVESTMENTS - 100.0% (Cost $275,283,379)		295,817,384

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(107,244)

NET ASSETS - 100.0%		$295,710,140

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$290,285,416	$290,285,416	$-	$-

American Funds Growth-Income Portfolio
Assets	Mutual Fund	$295,817,384	$295,817,384	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com/pacificselectfund.html.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 16.1%

Carnival Corp	668,537	$33,226,289
CBS Corp ‘B’	113,556	4,530,884
Comcast Corp ‘A’	342,761	19,496,245
Fossil Group Inc *	62,207	3,476,127
General Motors Co	725,895	21,791,368
Johnson Controls Inc	517,100	21,387,256
Kohl’s Corp	314,787	14,577,786
Mattel Inc	162,998	3,432,738
Newell Rubbermaid Inc	247,161	9,814,763
Target Corp	184,889	14,543,369
Time Warner Cable Inc	76,898	13,793,194
Time Warner Inc	78,533	5,399,144
Twenty-First Century Fox Inc ‘B’	501,440	13,573,981
Viacom Inc ‘B’	327,492	14,131,280

		193,174,424

Consumer Staples - 6.1%

ConAgra Foods Inc	534,951	21,670,865
CVS Health Corp	57,458	5,543,548
Mondelez International Inc ‘A’	233,736	9,786,526
The Coca-Cola Co	469,602	18,840,432
Unilever NV ‘NY’ (United Kingdom)	133,930	5,383,986
Wal-Mart Stores Inc	184,829	11,984,313

		73,209,670

Energy - 13.4%

BP PLC ADR (United Kingdom)	622,765	19,031,698
Chevron Corp	185,002	14,592,958
Devon Energy Corp	298,929	11,087,277
Halliburton Co	294,340	10,404,919
Hess Corp	128,225	6,418,943
Murphy Oil Corp	317,650	7,687,130
Noble Corp PLC	530,909	5,792,217
Occidental Petroleum Corp	159,121	10,525,854
QEP Resources Inc	567,479	7,110,512
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	467,100	22,135,869
Suncor Energy Inc (NYSE) (Canada)	995,351	26,595,779
Weatherford International PLC *	2,225,933	18,875,912

		160,259,068

Financials - 28.2%

Aflac Inc	208,930	12,145,101
Ally Financial Inc *	548,632	11,181,120
Bank of America Corp	2,194,301	34,187,210
Citigroup Inc	1,188,729	58,972,846
Citizens Financial Group Inc	374,718	8,940,771
Fifth Third Bancorp	899,506	17,009,658
JPMorgan Chase & Co	718,595	43,812,737
MetLife Inc	370,930	17,489,350
Morgan Stanley	609,517	19,199,786
State Street Corp	293,559	19,730,100
The Allstate Corp	251,245	14,632,509
The Bank of New York Mellon Corp	484,922	18,984,696
The Goldman Sachs Group Inc	73,920	12,844,339
The PNC Financial Services Group Inc	215,442	19,217,426
US Bancorp	120,469	4,940,434
Wells Fargo & Co	458,792	23,558,969

		336,847,052

Health Care - 11.1%

AbbVie Inc	178,302	9,701,412
Anthem Inc	83,647	11,710,580
Express Scripts Holding Co *	127,329	10,308,556
GlaxoSmithKline PLC ADR (United Kingdom)	116,400	4,475,580

	Shares	Value
Medtronic PLC	122,240	$8,182,746
Merck & Co Inc	453,339	22,390,413
Novartis AG (Switzerland)	194,266	17,894,764
Pfizer Inc	650,513	20,432,613
Roche Holding AG ADR (Switzerland)	328,798	10,833,894
Sanofi ADR (France)	366,137	17,380,523

		133,311,081

Industrials - 6.5%

Caterpillar Inc	127,397	8,326,668
Emerson Electric Co	342,020	15,107,023
General Electric Co	1,265,242	31,909,403
Honeywell International Inc	26,566	2,515,534
Ingersoll-Rand PLC	128,458	6,521,813
Textron Inc	344,729	12,975,600

		77,356,041

Information Technology - 13.0%

Autodesk Inc *	76,392	3,371,943
Cisco Systems Inc	1,025,394	26,916,592
Citrix Systems Inc *	179,851	12,460,077
Corning Inc	437,008	7,481,577
eBay Inc *	522,523	12,770,462
Hewlett-Packard Co	590,683	15,127,392
Intel Corp	355,475	10,714,017
Microsoft Corp	393,609	17,421,134
NetApp Inc	566,393	16,765,233
PayPal Holdings Inc *	325,063	10,089,956
Symantec Corp	822,421	16,012,537
Yahoo! Inc *	203,317	5,877,894

		155,008,814

Materials - 1.4%

Alcoa Inc	847,331	8,185,218
International Paper Co	236,670	8,943,759

		17,128,977

Telecommunication Services - 0.7%

Frontier Communications Corp	1,844,565	8,761,684

Utilities - 1.1%

FirstEnergy Corp	180,854	5,662,539
PG&E Corp	149,303	7,883,198

		13,545,737

Total Common Stocks (Cost $1,082,960,562)		1,168,602,548

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $27,286,187; collateralized by U.S. Treasury Notes: 2.000% due 05/31/21 and value $27,832,831)	$27,286,187	27,286,187

Total Short-Term Investment (Cost $27,286,187)		27,286,187

TOTAL INVESTMENTS - 99.9% (Cost $1,110,246,749)		1,195,888,735

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,205,972

NET ASSETS - 100.0%		$1,197,094,707

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	2,084,380	USD	2,147,878	10/15	DUB	($8,201)
USD	5,371,584	CAD	7,116,435	10/15	CIB	39,355
USD	5,371,579	CAD	7,116,483	10/15	DUB	39,315
USD	5,372,350	CAD	7,116,483	10/15	GSC	40,085
USD	5,371,174	CAD	7,116,483	10/15	RBC	38,909
USD	6,379,188	CHF	6,184,750	10/15	CIB	30,363
USD	6,379,650	CHF	6,184,624	10/15	DUB	30,954
USD	6,378,068	CHF	6,184,749	10/15	GSC	29,244
USD	6,379,451	CHF	6,184,750	10/15	RBC	30,626
USD	7,769,267	EUR	6,864,778	10/15	BRC	96,991
USD	7,767,771	EUR	6,864,778	10/15	CIB	95,495
USD	7,767,051	EUR	6,864,779	10/15	DUB	94,774
USD	7,766,534	EUR	6,864,777	10/15	GSC	94,259
USD	7,768,801	EUR	6,864,778	10/15	RBC	96,525
USD	5,036,084	GBP	3,271,650	10/15	CIB	87,246
USD	5,034,382	GBP	3,271,650	10/15	DUB	85,545
USD	5,034,381	GBP	3,271,649	10/15	GSC	85,545
USD	5,035,334	GBP	3,271,673	10/15	RBC	86,461

Total Forward Foreign Currency Contracts						$1,093,491

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$193,174,424	$193,174,424	$-	$-
	Consumer Staples	73,209,670	73,209,670	-	-
	Energy	160,259,068	160,259,068	-	-
	Financials	336,847,052	336,847,052	-	-
	Health Care	133,311,081	115,416,317	17,894,764	-
	Industrials	77,356,041	77,356,041	-	-
	Information Technology	155,008,814	155,008,814	-	-
	Materials	17,128,977	17,128,977	-	-
	Telecommunication Services	8,761,684	8,761,684	-	-
	Utilities	13,545,737	13,545,737	-	-

		1,168,602,548	1,150,707,784	17,894,764	-

	Short-Term Investment	27,286,187	-	27,286,187	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,101,692	-	1,101,692	-

	Total Assets	1,196,990,427	1,150,707,784	46,282,643	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(8,201)	-	(8,201)	-

	Total Liabilities	(8,201)	-	(8,201)	-

	Total	$1,196,982,226	$1,150,707,784	$46,274,442	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Consumer Discretionary - 13.4%

Carnival Corp	87,800	$4,363,660
Comcast Corp ‘A’	185,200	10,534,176
Dollar General Corp	67,500	4,889,700
Johnson Controls Inc	122,000	5,045,920
L Brands Inc	60,700	5,470,891
Marriott International Inc ‘A’	35,600	2,427,920
Mattel Inc	147,800	3,112,668
McDonald’s Corp	30,500	3,005,165
MGM Resorts International *	160,600	2,963,070
NIKE Inc ‘B’	31,100	3,824,367
Omnicom Group Inc	121,900	8,033,210
Ross Stores Inc	169,400	8,210,818
The Home Depot Inc	80,200	9,262,298
The Walt Disney Co	78,400	8,012,480
Time Warner Inc	87,400	6,008,750
Tractor Supply Co	38,500	3,246,320
Wynn Resorts Ltd	5,100	270,912

		88,682,325

Consumer Staples - 9.6%

Colgate-Palmolive Co	38,100	2,417,826
Costco Wholesale Corp	21,600	3,122,712
Diageo PLC (United Kingdom)	167,694	4,512,725
General Mills Inc	83,600	4,692,468
McCormick & Co Inc	32,000	2,629,760
Mondelez International Inc ‘A’	135,200	5,660,824
Nestle SA (Switzerland)	72,360	5,449,179
PepsiCo Inc	150,900	14,229,870
Philip Morris International Inc	121,400	9,630,662
The Coca-Cola Co	44,800	1,797,376
The Procter & Gamble Co	23,400	1,683,396
Walgreens Boots Alliance Inc	87,500	7,271,250

		63,098,048

Energy - 3.8%

Canadian Natural Resources Ltd (NYSE) (Canada)	207,300	4,031,985
EQT Corp	54,200	3,510,534
Exxon Mobil Corp	82,300	6,119,005
Occidental Petroleum Corp	115,500	7,640,325
Schlumberger Ltd	27,500	1,896,675
Spectra Energy Corp	73,800	1,938,726

		25,137,250

Financials - 19.5%

American Express Co	71,700	5,315,121
American Tower Corp REIT	57,800	5,085,244
Aon PLC	89,000	7,886,290
Comerica Inc	72,200	2,967,420
Crown Castle International Corp REIT	126,100	9,945,507
General Growth Properties Inc REIT	226,200	5,874,414
Iron Mountain Inc REIT	124,566	3,864,037
JPMorgan Chase & Co	216,600	13,206,102
Marsh & McLennan Cos Inc	152,800	7,979,216
McGraw Hill Financial Inc	34,800	3,010,200
Morgan Stanley	171,900	5,414,850
Northern Trust Corp	49,200	3,353,472
State Street Corp	140,800	9,463,168
TD Ameritrade Holding Corp	85,290	2,715,634
The Bank of New York Mellon Corp	252,300	9,877,545
The Chubb Corp	73,300	8,990,245
US Bancorp	164,000	6,725,640
Waddell & Reed Financial Inc ‘A’	59,300	2,061,861
Wells Fargo & Co	183,700	9,432,995
XL Group PLC (Ireland)	163,900	5,952,848

		129,121,809

	Shares	Value
Health Care - 17.6%

Agilent Technologies Inc	150,800	$5,176,964
AmerisourceBergen Corp	37,600	3,571,624
Becton Dickinson & Co	85,800	11,382,228
Cigna Corp	31,300	4,226,126
DENTSPLY International Inc	139,300	7,044,401
Johnson & Johnson	64,200	5,993,070
McKesson Corp	56,900	10,528,207
Medtronic PLC	139,093	9,310,885
Merck & Co Inc	167,300	8,262,947
Pfizer Inc	493,200	15,491,412
Stryker Corp	63,300	5,956,530
Thermo Fisher Scientific Inc	92,000	11,249,760
UnitedHealth Group Inc	123,300	14,304,033
Zoetis Inc	101,300	4,171,534

		116,669,721

Industrials - 12.5%

CH Robinson Worldwide Inc	24,400	1,653,832
Danaher Corp	185,300	15,789,413
Equifax Inc	59,300	5,762,774
Fastenal Co	14,400	527,184
Flowserve Corp	76,100	3,130,754
General Electric Co	607,100	15,311,062
Illinois Tool Works Inc	69,600	5,728,776
Norfolk Southern Corp	14,300	1,092,520
Rockwell Collins Inc	24,300	1,988,712
Roper Technologies Inc	63,400	9,934,780
Stanley Black & Decker Inc	19,600	1,900,808
Tyco International PLC	244,500	8,180,970
Union Pacific Corp	18,900	1,670,949
United Parcel Service Inc ‘B’	54,000	5,329,260
United Technologies Corp	50,500	4,493,995

		82,495,789

Information Technology - 12.0%

Accenture PLC ‘A’	92,700	9,108,702
Apple Inc	57,600	6,353,280
Automatic Data Processing Inc	100,600	8,084,216
Cisco Systems Inc	120,300	3,157,875
Fidelity National Information Services Inc	69,500	4,662,060
Keysight Technologies Inc *	40,450	1,247,478
Microchip Technology Inc	53,500	2,305,315
Microsoft Corp	304,900	13,494,874
QUALCOMM Inc	29,600	1,590,408
TE Connectivity Ltd (Switzerland)	67,600	4,048,564
Texas Instruments Inc	151,200	7,487,424
Visa Inc ‘A’	213,500	14,872,410
Xilinx Inc	66,600	2,823,840

		79,236,446

Materials - 3.1%

Airgas Inc	17,700	1,581,141
Ashland Inc	28,300	2,847,546
Ecolab Inc	35,200	3,862,144
Praxair Inc	31,100	3,167,846
RPM International Inc	146,300	6,128,507
The Sherwin-Williams Co	12,000	2,673,360

		20,260,544

Utilities - 3.2%

Atmos Energy Corp	100,400	5,841,272
Edison International	97,600	6,155,632
FirstEnergy Corp	195,100	6,108,581
Sempra Energy	33,000	3,191,760

		21,297,245

Total Common Stocks (Cost $524,251,734)		625,999,177

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.2%

Repurchase Agreement - 5.2%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $34,689,503; collateralized by U.S. Treasury Notes: 2.000% due 05/31/21 and value $35,383,856)	$34,689,503	$34,689,503

Total Short-Term Investment (Cost $34,689,503)		34,689,503

TOTAL INVESTMENTS - 99.9% (Cost $558,941,237)		660,688,680

OTHER ASSETS & LIABILITIES, NET - 0.1%		729,493

NET ASSETS - 100.0%		$661,418,173

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$88,682,325	$88,682,325	$-	$-
	Consumer Staples	63,098,048	53,136,144	9,961,904	-
	Energy	25,137,250	25,137,250	-	-
	Financials	129,121,809	129,121,809	-	-
	Health Care	116,669,721	116,669,721	-	-
	Industrials	82,495,789	82,495,789	-	-
	Information Technology	79,236,446	79,236,446	-	-
	Materials	20,260,544	20,260,544	-	-
	Utilities	21,297,245	21,297,245	-	-

		625,999,177	616,037,273	9,961,904	-

	Short-Term Investment	34,689,503	-	34,689,503	-

	Total	$660,688,680	$616,037,273	$44,651,407	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 13.0%

Advance Auto Parts Inc	8,118	$1,538,605
Amazon.com Inc *	42,601	21,807,026
AutoNation Inc *	8,411	489,352
AutoZone Inc *	3,430	2,482,737
Bed Bath & Beyond Inc *	19,014	1,084,178
Best Buy Co Inc	34,111	1,266,200
BorgWarner Inc	25,161	1,046,446
Cablevision Systems Corp ‘A’	24,706	802,204
CarMax Inc *	23,249	1,379,131
Carnival Corp	51,397	2,554,431
CBS Corp ‘B’	49,369	1,969,823
Chipotle Mexican Grill Inc *	3,460	2,492,065
Coach Inc	30,498	882,307
Comcast Corp ‘A’	235,104	13,372,716
Comcast Corp ‘Special A’	40,851	2,338,311
Darden Restaurants Inc	12,664	867,991
Delphi Automotive PLC (United Kingdom)	31,624	2,404,689
Discovery Communications Inc ‘A’ *	16,159	420,619
Discovery Communications Inc ‘C’ *	28,996	704,313
Dollar General Corp	32,981	2,389,144
Dollar Tree Inc *	26,080	1,738,493
DR Horton Inc	36,718	1,078,040
Expedia Inc	11,110	1,307,425
Ford Motor Co	432,580	5,870,111
Fossil Group Inc *	4,881	272,750
GameStop Corp ‘A’	11,831	487,555
Garmin Ltd	13,355	479,177
General Motors Co	160,002	4,803,260
Genuine Parts Co	16,915	1,402,084
H&R Block Inc	30,452	1,102,362
Hanesbrands Inc	44,315	1,282,476
Harley-Davidson Inc	23,203	1,273,845
Harman International Industries Inc	7,896	757,937
Hasbro Inc	12,519	903,121
Johnson Controls Inc	72,765	3,009,560
Kohl’s Corp	21,961	1,017,014
L Brands Inc	28,538	2,572,130
Leggett & Platt Inc	15,239	628,609
Lennar Corp ‘A’	19,310	929,390
Lowe’s Cos Inc	102,771	7,082,977
Macy’s Inc	36,714	1,884,162
Marriott International Inc ‘A’	22,160	1,511,312
Mattel Inc	37,498	789,708
McDonald’s Corp	104,614	10,307,617
Michael Kors Holdings Ltd *	21,510	908,582
Mohawk Industries Inc *	7,066	1,284,528
Netflix Inc *	47,302	4,884,405
Newell Rubbermaid Inc	30,002	1,191,379
News Corp ‘A’	42,317	534,041
News Corp ‘B’	11,970	153,455
NIKE Inc ‘B’	75,317	9,261,731
Nordstrom Inc	15,580	1,117,242
O’Reilly Automotive Inc *	11,046	2,761,500
Omnicom Group Inc	27,118	1,787,076
PulteGroup Inc	35,705	673,753
PVH Corp	9,118	929,489
Ralph Lauren Corp	6,697	791,318
Ross Stores Inc	45,830	2,221,380
Royal Caribbean Cruises Ltd	19,076	1,699,481
Scripps Networks Interactive Inc ‘A’	10,786	530,563
Signet Jewelers Ltd (NYSE)	8,886	1,209,651
Staples Inc	70,804	830,531
Starbucks Corp	165,073	9,382,749
Starwood Hotels & Resorts Worldwide Inc	19,007	1,263,585
Target Corp	69,769	5,488,030
TEGNA Inc	24,994	559,616

	Shares	Value
The Gap Inc	26,414	$752,799
The Goodyear Tire & Rubber Co	30,387	891,251
The Home Depot Inc	142,494	16,456,632
The Interpublic Group of Cos Inc	46,285	885,432
The Priceline Group Inc *	5,637	6,972,180
The TJX Cos Inc	74,865	5,346,858
The Walt Disney Co	172,279	17,606,914
Tiffany & Co	12,454	961,698
Time Warner Cable Inc	31,393	5,630,962
Time Warner Inc	90,669	6,233,494
Tractor Supply Co	15,043	1,268,426
TripAdvisor Inc *	12,337	777,478
Twenty-First Century Fox Inc ‘A’	135,663	3,660,188
Twenty-First Century Fox Inc ‘B’	47,896	1,296,545
Under Armour Inc ‘A’ *	19,996	1,935,213
Urban Outfitters Inc *	10,985	322,739
VF Corp	37,900	2,585,159
Viacom Inc ‘B’	38,578	1,664,641
Whirlpool Corp	8,733	1,286,022
Wyndham Worldwide Corp	13,346	959,577
Wynn Resorts Ltd	8,964	476,168
Yum! Brands Inc	47,948	3,833,443

		246,051,307

Consumer Staples - 9.9%

Altria Group Inc	218,011	11,859,798
Archer-Daniels-Midland Co	67,697	2,806,041
Brown-Forman Corp ‘B’	11,794	1,142,839
Campbell Soup Co	19,827	1,004,832
Coca-Cola Enterprises Inc	23,391	1,130,955
Colgate-Palmolive Co	100,048	6,349,046
ConAgra Foods Inc	48,015	1,945,088
Constellation Brands Inc ‘A’	19,127	2,394,892
Costco Wholesale Corp	48,694	7,039,692
CVS Health Corp	123,871	11,951,074
Dr Pepper Snapple Group Inc	21,223	1,677,678
General Mills Inc	66,505	3,732,926
Hormel Foods Corp	14,871	941,483
Kellogg Co	28,299	1,883,298
Keurig Green Mountain Inc	13,332	695,130
Kimberly-Clark Corp	40,459	4,411,649
McCormick & Co Inc	12,874	1,057,985
Mead Johnson Nutrition Co	22,355	1,573,792
Molson Coors Brewing Co ‘B’	17,634	1,463,975
Mondelez International Inc ‘A’	178,913	7,491,087
Monster Beverage Corp *	16,905	2,284,542
PepsiCo Inc	163,329	15,401,925
Philip Morris International Inc	172,268	13,666,020
Reynolds American Inc	92,266	4,084,616
Sysco Corp	61,424	2,393,693
The Clorox Co	14,295	1,651,501
The Coca-Cola Co	435,024	17,453,163
The Estee Lauder Cos Inc ‘A’	25,086	2,023,938
The Hershey Co	16,376	1,504,627
The JM Smucker Co	11,441	1,305,304
The Kraft Heinz Co	66,064	4,662,797
The Kroger Co	108,038	3,896,931
The Procter & Gamble Co	301,151	21,664,803
Tyson Foods Inc ‘A’	33,838	1,458,418
Wal-Mart Stores Inc	175,186	11,359,060
Walgreens Boots Alliance Inc	97,181	8,075,741
Whole Foods Market Inc	39,807	1,259,892

		186,700,231

Energy - 6.9%

Anadarko Petroleum Corp	56,379	3,404,728
Apache Corp	41,659	1,631,366
Baker Hughes Inc	48,194	2,508,016
Cabot Oil & Gas Corp	45,706	999,133
Cameron International Corp *	21,245	1,302,743

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Chesapeake Energy Corp	57,412	$420,830
Chevron Corp	209,181	16,500,197
Cimarex Energy Co	10,397	1,065,484
Columbia Pipeline Group Inc	34,935	638,961
ConocoPhillips	136,855	6,563,566
CONSOL Energy Inc	25,475	249,655
Devon Energy Corp	42,875	1,590,234
Diamond Offshore Drilling Inc	7,571	130,978
Ensco PLC ‘A’	25,933	365,137
EOG Resources Inc	60,926	4,435,413
EQT Corp	16,766	1,085,934
Exxon Mobil Corp	463,691	34,475,426
FMC Technologies Inc *	25,879	802,249
Halliburton Co	94,826	3,352,099
Helmerich & Payne Inc	11,982	566,269
Hess Corp	26,896	1,346,414
Kinder Morgan Inc	199,873	5,532,485
Marathon Oil Corp	74,681	1,150,087
Marathon Petroleum Corp	59,631	2,762,704
Murphy Oil Corp	18,465	446,853
National Oilwell Varco Inc	43,049	1,620,795
Newfield Exploration Co *	17,741	583,679
Noble Energy Inc	47,218	1,425,039
Occidental Petroleum Corp	84,861	5,613,555
ONEOK Inc	23,041	741,920
Phillips 66	53,204	4,088,195
Pioneer Natural Resources Co	16,476	2,004,141
Range Resources Corp	18,670	599,680
Schlumberger Ltd	140,573	9,695,320
Southwestern Energy Co *	42,798	543,107
Spectra Energy Corp	74,247	1,950,469
Tesoro Corp	13,666	1,328,882
The Williams Cos Inc	75,688	2,789,103
Transocean Ltd	37,998	490,934
Valero Energy Corp	55,198	3,317,400

		130,119,180

Financials - 16.4%

ACE Ltd	35,997	3,722,090
Affiliated Managers Group Inc *	6,044	1,033,464
Aflac Inc	48,151	2,799,018
American Express Co	94,537	7,008,028
American International Group Inc	143,599	8,159,295
American Tower Corp REIT	47,043	4,138,843
Ameriprise Financial Inc	19,773	2,157,827
Aon PLC	31,269	2,770,746
Apartment Investment & Management Co ‘A’ REIT	17,112	633,486
Assurant Inc	7,624	602,372
AvalonBay Communities Inc REIT	14,758	2,579,994
Bank of America Corp	1,162,254	18,107,917
BB&T Corp	86,212	3,069,147
Berkshire Hathaway Inc ‘B’ *	208,274	27,158,930
BlackRock Inc	14,244	4,237,163
Boston Properties Inc REIT	16,942	2,005,933
Capital One Financial Corp	60,317	4,374,189
CBRE Group Inc ‘A’ *	32,200	1,030,400
Cincinnati Financial Corp	16,285	876,133
Citigroup Inc	333,892	16,564,382
CME Group Inc ‘A’	37,498	3,477,565
Comerica Inc	19,887	817,356
Crown Castle International Corp REIT	37,033	2,920,793
Discover Financial Services	48,369	2,514,704
E*TRADE Financial Corp *	31,965	841,638
Equinix Inc REIT	6,324	1,728,982
Equity Residential REIT	40,335	3,029,965
Essex Property Trust Inc REIT	7,303	1,631,636
Fifth Third Bancorp	89,159	1,685,997
Franklin Resources Inc	43,387	1,616,600
General Growth Properties Inc REIT	64,982	1,687,583

	Shares	Value
Genworth Financial Inc ‘A’ *	54,120	$250,034
HCP Inc REIT	51,425	1,915,581
Host Hotels & Resorts Inc REIT	83,803	1,324,925
Hudson City Bancorp Inc	54,046	549,648
Huntington Bancshares Inc	90,137	955,452
Intercontinental Exchange Inc	12,267	2,882,622
Invesco Ltd	47,674	1,488,859
Iron Mountain Inc REIT	21,312	661,098
JPMorgan Chase & Co	411,036	25,060,865
KeyCorp	94,161	1,225,035
Kimco Realty Corp REIT	45,521	1,112,078
Legg Mason Inc	12,191	507,267
Leucadia National Corp	37,441	758,555
Lincoln National Corp	27,851	1,321,808
Loews Corp	31,891	1,152,541
M&T Bank Corp	14,767	1,800,836
Marsh & McLennan Cos Inc	58,847	3,072,990
McGraw Hill Financial Inc	30,261	2,617,576
MetLife Inc	123,705	5,832,691
Moody’s Corp	19,352	1,900,366
Morgan Stanley	169,194	5,329,611
Nasdaq Inc	13,061	696,543
Navient Corp	41,563	467,168
Northern Trust Corp	24,497	1,669,716
People’s United Financial Inc	33,580	528,213
Plum Creek Timber Co Inc REIT	19,467	769,141
Principal Financial Group Inc	30,222	1,430,709
Prologis Inc REIT	58,189	2,263,552
Prudential Financial Inc	50,260	3,830,315
Public Storage REIT	16,337	3,457,399
Realty Income Corp REIT	25,813	1,223,278
Regions Financial Corp	148,664	1,339,463
Simon Property Group Inc REIT	34,372	6,314,824
SL Green Realty Corp REIT	10,904	1,179,377
State Street Corp	45,277	3,043,067
SunTrust Banks Inc	57,330	2,192,299
T Rowe Price Group Inc	28,438	1,976,441
The Allstate Corp	44,451	2,588,826
The Bank of New York Mellon Corp	123,062	4,817,877
The Charles Schwab Corp	133,128	3,802,136
The Chubb Corp	25,242	3,095,931
The Goldman Sachs Group Inc	44,703	7,767,593
The Hartford Financial Services Group Inc	46,086	2,109,817
The Macerich Co REIT	14,964	1,149,534
The PNC Financial Services Group Inc	57,113	5,094,480
The Progressive Corp	65,153	1,996,288
The Travelers Cos Inc	34,571	3,440,852
Torchmark Corp	12,935	729,534
Unum Group	27,889	894,679
US Bancorp	184,089	7,549,490
Ventas Inc REIT	36,943	2,071,025
Vornado Realty Trust REIT	19,688	1,780,189
Wells Fargo & Co	519,476	26,675,093
Welltower Inc REIT	39,090	2,631,930
Weyerhaeuser Co REIT	57,137	1,562,126
XL Group PLC (Ireland)	34,029	1,235,933
Zions Bancorp	22,572	621,633

		310,699,085

Health Care - 14.5%

Abbott Laboratories	165,231	6,645,591
AbbVie Inc	184,068	10,015,140
Aetna Inc	38,912	4,257,362
Agilent Technologies Inc	36,906	1,266,983
Alexion Pharmaceuticals Inc *	25,107	3,926,484
Allergan PLC *	43,778	11,899,298
AmerisourceBergen Corp	22,834	2,169,002
Amgen Inc	84,235	11,651,385
Anthem Inc	29,057	4,067,980
Baxalta Inc	60,445	1,904,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Baxter International Inc	60,445	$1,985,618
Becton Dickinson & Co	23,347	3,097,213
Biogen Inc *	26,103	7,617,116
Boston Scientific Corp *	148,799	2,441,792
Bristol-Myers Squibb Co	185,458	10,979,114
Cardinal Health Inc	36,336	2,791,332
Celgene Corp *	87,706	9,487,158
Cerner Corp *	33,985	2,037,741
Cigna Corp	28,611	3,863,057
CR Bard Inc	8,289	1,544,324
DaVita HealthCare Partners Inc *	19,025	1,376,078
DENTSPLY International Inc	15,664	792,128
Edwards Lifesciences Corp *	11,966	1,701,206
Eli Lilly & Co	108,413	9,073,084
Endo International PLC *	23,118	1,601,615
Express Scripts Holding Co *	74,995	6,071,595
Gilead Sciences Inc	162,921	15,997,213
HCA Holdings Inc *	35,464	2,743,495
Henry Schein Inc *	9,298	1,234,031
Humana Inc	16,436	2,942,044
Intuitive Surgical Inc *	4,091	1,880,142
Johnson & Johnson	307,425	28,698,124
Laboratory Corp of America Holdings *	11,033	1,196,750
Mallinckrodt PLC *	12,867	822,716
McKesson Corp	25,769	4,768,038
Medtronic PLC	157,041	10,512,325
Merck & Co Inc	312,834	15,450,871
Mylan NV *	45,708	1,840,204
Patterson Cos Inc	9,660	417,795
PerkinElmer Inc	12,573	577,855
Perrigo Co PLC	16,242	2,554,379
Pfizer Inc	684,629	21,504,197
Quest Diagnostics Inc	15,995	983,213
Regeneron Pharmaceuticals Inc *	8,586	3,993,692
St Jude Medical Inc	31,139	1,964,559
Stryker Corp	35,174	3,309,873
Tenet Healthcare Corp *	10,708	395,339
Thermo Fisher Scientific Inc	44,175	5,401,719
UnitedHealth Group Inc	106,006	12,297,756
Universal Health Services Inc ‘B’	10,077	1,257,710
Varian Medical Systems Inc *	11,064	816,302
Vertex Pharmaceuticals Inc *	27,052	2,817,195
Waters Corp *	9,216	1,089,423
Zimmer Biomet Holdings Inc	18,967	1,781,570
Zoetis Inc	50,959	2,098,492

		275,611,040

Industrials - 10.0%

3M Co	69,342	9,830,615
Allegion PLC	10,665	614,944
American Airlines Group Inc	74,532	2,894,078
AMETEK Inc	26,687	1,396,264
Caterpillar Inc	66,986	4,378,205
CH Robinson Worldwide Inc	15,732	1,066,315
Cintas Corp	9,909	849,697
CSX Corp	109,150	2,936,135
Cummins Inc	18,450	2,003,301
Danaher Corp	66,132	5,635,108
Deere & Co	34,657	2,564,618
Delta Air Lines Inc	88,309	3,962,425
Dover Corp	17,369	993,159
Eaton Corp PLC	51,840	2,659,392
Emerson Electric Co	72,939	3,221,716
Equifax Inc	13,136	1,276,556
Expeditors International of Washington Inc	21,363	1,005,129
Fastenal Co	32,192	1,178,549
FedEx Corp	29,261	4,212,999
Flowserve Corp	15,085	620,597
Fluor Corp	16,361	692,888
General Dynamics Corp	33,659	4,643,259

	Shares	Value
General Electric Co	1,120,493	$28,258,833
Honeywell International Inc	86,856	8,224,395
Illinois Tool Works Inc	36,598	3,012,381
Ingersoll-Rand PLC	29,376	1,491,420
Jacobs Engineering Group Inc *	13,948	522,074
JB Hunt Transport Services Inc	10,213	729,208
Joy Global Inc	11,068	165,245
Kansas City Southern	12,212	1,109,827
L-3 Communications Holdings Inc	8,934	933,782
Lockheed Martin Corp	29,713	6,159,802
Masco Corp	38,696	974,365
Nielsen Holdings PLC	41,096	1,827,539
Norfolk Southern Corp	33,514	2,560,470
Northrop Grumman Corp	20,824	3,455,743
PACCAR Inc	39,183	2,044,177
Parker-Hannifin Corp	15,395	1,497,934
Pentair PLC (United Kingdom)	20,197	1,030,855
Pitney Bowes Inc	22,479	446,208
Precision Castparts Corp	15,340	3,523,751
Quanta Services Inc *	23,410	566,756
Raytheon Co	33,868	3,700,418
Republic Services Inc	26,710	1,100,452
Robert Half International Inc	15,043	769,600
Rockwell Automation Inc	15,024	1,524,485
Rockwell Collins Inc	14,712	1,204,030
Roper Technologies Inc	11,083	1,736,706
Ryder System Inc	5,928	438,909
Snap-on Inc	6,431	970,695
Southwest Airlines Co	73,267	2,787,077
Stanley Black & Decker Inc	17,060	1,654,479
Stericycle Inc *	9,398	1,309,235
Textron Inc	30,549	1,149,864
The ADT Corp	19,316	577,548
The Boeing Co	71,028	9,301,117
The Dun & Bradstreet Corp	4,043	424,515
Tyco International PLC	46,880	1,568,605
Union Pacific Corp	96,413	8,523,873
United Continental Holdings Inc *	41,954	2,225,660
United Parcel Service Inc ‘B’	77,610	7,659,331
United Rentals Inc *	10,685	641,634
United Technologies Corp	91,932	8,181,029
Waste Management Inc	46,724	2,327,322
WW Grainger Inc	6,733	1,447,662
Xylem Inc	20,130	661,271

		189,056,231

Information Technology - 20.3%

Accenture PLC ‘A’	69,431	6,822,290
Activision Blizzard Inc	55,594	1,717,299
Adobe Systems Inc *	55,308	4,547,424
Akamai Technologies Inc *	19,697	1,360,275
Alliance Data Systems Corp *	6,829	1,768,574
Altera Corp	33,733	1,689,349
Amphenol Corp ‘A’	34,244	1,745,074
Analog Devices Inc	34,808	1,963,519
Apple Inc	633,736	69,901,081
Applied Materials Inc	133,324	1,958,529
Autodesk Inc *	25,178	1,111,357
Automatic Data Processing Inc	51,805	4,163,050
Avago Technologies Ltd (Singapore)	28,894	3,612,039
Broadcom Corp ‘A’	62,085	3,193,031
CA Inc	35,449	967,758
Cisco Systems Inc	565,115	14,834,269
Citrix Systems Inc *	17,814	1,234,154
Cognizant Technology Solutions Corp ‘A’ *	67,765	4,242,767
Computer Sciences Corp	15,548	954,336
Corning Inc	136,330	2,333,970
eBay Inc *	124,534	3,043,611
Electronic Arts Inc *	34,407	2,331,074
EMC Corp	213,671	5,162,291

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
F5 Networks Inc *	7,986	$924,779
Facebook Inc ‘A’ *	250,856	22,551,954
Fidelity National Information Services Inc	31,398	2,106,178
First Solar Inc *	8,261	353,158
Fiserv Inc *	26,045	2,255,757
FLIR Systems Inc	15,359	429,898
Google Inc ‘A’ *	32,203	20,557,429
Google Inc ‘C’ *	32,849	19,985,989
Harris Corp	13,677	1,000,472
Hewlett-Packard Co	200,507	5,134,984
Intel Corp	527,415	15,896,288
International Business Machines Corp	100,109	14,512,802
Intuit Inc	30,635	2,718,856
Juniper Networks Inc	39,010	1,002,947
KLA-Tencor Corp	17,753	887,650
Lam Research Corp	17,591	1,149,220
Linear Technology Corp	26,397	1,065,119
MasterCard Inc ‘A’	110,960	9,999,715
Microchip Technology Inc	23,473	1,011,452
Micron Technology Inc *	119,457	1,789,466
Microsoft Corp	889,512	39,369,801
Motorola Solutions Inc	17,659	1,207,522
NetApp Inc	33,293	985,473
NVIDIA Corp	57,143	1,408,575
Oracle Corp	361,482	13,056,730
Paychex Inc	36,135	1,721,110
PayPal Holdings Inc *	123,342	3,828,536
Qorvo Inc *	16,440	740,622
QUALCOMM Inc	174,709	9,387,115
Red Hat Inc *	20,305	1,459,523
salesforce.com Inc *	68,829	4,778,797
SanDisk Corp	22,682	1,232,313
Seagate Technology PLC	33,562	1,503,578
Skyworks Solutions Inc	21,085	1,775,568
Symantec Corp	75,542	1,470,803
TE Connectivity Ltd (Switzerland)	44,682	2,676,005
Teradata Corp *	16,068	465,329
Texas Instruments Inc	114,104	5,650,430
The Western Union Co	57,838	1,061,906
Total System Services Inc	18,800	854,084
VeriSign Inc *	11,094	782,793
Visa Inc ‘A’	216,754	15,099,084
Western Digital Corp	25,616	2,034,935
Xerox Corp	111,714	1,086,977
Xilinx Inc	28,715	1,217,516
Yahoo! Inc *	96,378	2,786,288

		383,632,647

Materials - 2.8%

Air Products & Chemicals Inc	21,455	2,737,229
Airgas Inc	7,441	664,704
Alcoa Inc	145,480	1,405,337
Avery Dennison Corp	10,212	577,693
Ball Corp	15,153	942,517
CF Industries Holdings Inc	25,919	1,163,763
Eastman Chemical Co	16,437	1,063,803
Ecolab Inc	29,525	3,239,483
EI du Pont de Nemours & Co	100,239	4,831,520
FMC Corp	14,749	500,138
Freeport-McMoRan Inc	114,982	1,114,175
International Flavors & Fragrances Inc	8,961	925,313
International Paper Co	46,338	1,751,113
LyondellBasell Industries NV ‘A’	41,386	3,449,937
Martin Marietta Materials Inc	7,432	1,129,292
Monsanto Co	52,030	4,440,240
Newmont Mining Corp	58,699	943,293
Nucor Corp	35,300	1,325,515
Owens-Illinois Inc *	17,955	372,028
PPG Industries Inc	30,122	2,641,398
Praxair Inc	31,970	3,256,464
Sealed Air Corp	22,866	1,071,958
Sigma-Aldrich Corp	13,178	1,830,688

	Shares	Value
The Dow Chemical Co	128,737	$5,458,449
The Mosaic Co	37,422	1,164,198
The Sherwin-Williams Co	8,792	1,958,682
Vulcan Materials Co	14,794	1,319,625
WestRock Co	28,920	1,487,645

		52,766,200

Telecommunication Services - 2.4%

AT&T Inc	683,437	22,266,377
CenturyLink Inc	63,150	1,586,328
Frontier Communications Corp	128,009	608,043
Level 3 Communications Inc *	32,051	1,400,308
Verizon Communications Inc	451,629	19,650,378

		45,511,434

Utilities - 3.1%

AES Corp	75,752	741,612
AGL Resources Inc	13,251	808,841
Ameren Corp	26,851	1,134,992
American Electric Power Co Inc	54,553	3,101,884
CenterPoint Energy Inc	47,565	858,073
CMS Energy Corp	30,440	1,075,141
Consolidated Edison Inc	32,410	2,166,609
Dominion Resources Inc	65,875	4,636,282
DTE Energy Co	19,903	1,599,604
Duke Energy Corp	76,802	5,525,136
Edison International	36,053	2,273,863
Entergy Corp	19,972	1,300,177
Eversource Energy	35,056	1,774,535
Exelon Corp	95,100	2,824,470
FirstEnergy Corp	46,564	1,457,919
NextEra Energy Inc	51,177	4,992,316
NiSource Inc	34,935	648,044
NRG Energy Inc	37,419	555,672
Pepco Holdings Inc	27,881	675,278
PG&E Corp	54,318	2,867,990
Pinnacle West Capital Corp	12,225	784,112
PPL Corp	74,326	2,444,582
Public Service Enterprise Group Inc	55,996	2,360,791
SCANA Corp	15,777	887,614
Sempra Energy	26,160	2,530,195
TECO Energy Inc	26,328	691,373
The Southern Co	100,685	4,500,620
WEC Energy Group Inc	34,942	1,824,671
Xcel Energy Inc	55,957	1,981,437

		59,023,833

Total Common Stocks (Cost $1,468,216,295)		1,879,171,188

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $12,166,292; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $12,411,094)	$12,166,292	12,166,292

Total Short-Term Investment (Cost $12,166,292)		12,166,292

TOTAL INVESTMENTS - 99.9% (Cost $1,480,382,587)		1,891,337,480

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,390,763

NET ASSETS - 100.0%		$1,893,728,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/15)	153	($122,590)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,879,171,188	$1,879,171,188	$-	$-
	Short-Term Investment	12,166,292	-	12,166,292	-

	Total Assets	1,891,337,480	1,879,171,188	12,166,292	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(122,590)	(122,590)	-	-

	Total Liabilities	(122,590)	(122,590)	-	-

	Total	$1,891,214,890	$1,879,048,598	$12,166,292	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 31.7%

Advance Auto Parts Inc	25,291	$4,793,403
Amazon.com Inc *	8,207	4,201,081
Chipotle Mexican Grill Inc *	5,767	4,153,682
Ctrip.com International Ltd ADR * (China)	21,602	1,364,814
Delphi Automotive PLC (United Kingdom)	19,062	1,449,474
Gildan Activewear Inc (NYSE) (Canada)	133,499	4,026,330
Lowe’s Cos Inc	96,228	6,632,034
Norwegian Cruise Line Holdings Ltd *	68,205	3,908,147
Starbucks Corp	63,536	3,611,386
Tesla Motors Inc *	4,175	1,037,070
The Priceline Group Inc *	3,344	4,136,060
The TJX Cos Inc	47,604	3,399,878
Wayfair Inc ‘A’ *	15,365	538,697

		43,252,056

Financials - 11.1%

Crown Castle International Corp REIT	44,743	3,528,881
E*TRADE Financial Corp *	124,821	3,286,537
Intercontinental Exchange Inc	11,217	2,635,883
Moelis & Co ‘A’	50,381	1,323,005
PacWest Bancorp	69,331	2,968,060
The Charles Schwab Corp	49,597	1,416,490

		15,158,856

Health Care - 13.7%

Amgen Inc	9,959	1,377,529
Celgene Corp *	22,957	2,483,259
DBV Technologies SA ADR * (France)	25,811	918,613
Endo International PLC *	14,385	996,593
Phibro Animal Health Corp ‘A’	35,950	1,137,098
Regeneron Pharmaceuticals Inc *	5,218	2,427,100
Teleflex Inc	10,701	1,329,171
Valeant Pharmaceuticals International Inc (NYSE) *	27,573	4,918,472
Zoetis Inc	76,454	3,148,376

		18,736,211

Industrials - 8.8%

Canadian Pacific Railway Ltd (NYSE) (Canada)	24,673	3,542,303
General Electric Co	178,218	4,494,658
Nielsen Holdings PLC	87,379	3,885,744

		11,922,705

	Shares	Value
Information Technology - 26.7%

Adobe Systems Inc *	44,004	$3,618,009
Alibaba Group Holding Ltd ADR * (China)	43,367	2,557,352
Apple Inc	29,683	3,274,035
CoStar Group Inc *	16,771	2,902,389
Facebook Inc ‘A’ *	34,061	3,062,084
Google Inc ‘C’ *	11,284	6,865,411
MasterCard Inc ‘A’	58,250	5,249,490
NetSuite Inc *	17,150	1,438,885
NXP Semiconductors NV * (Netherlands)	27,530	2,397,037
salesforce.com Inc *	56,336	3,911,408
WEX Inc *	12,996	1,128,573

		36,404,673

Materials - 4.0%

Summit Materials Inc ‘A’ *	89,857	1,686,616
Vulcan Materials Co	42,663	3,805,539

		5,492,155

Total Common Stocks (Cost $116,247,188)		130,966,656

	Principal Amount

SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

State Street Bank & Trust Co 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $5,381,044; collateralized by U.S. Treasury Notes: 2.000% due 02/15/22 and value $5,792,700)	$5,381,044	5,381,044

Total Short-Term Investment (Cost $5,381,044)		5,381,044

TOTAL INVESTMENTS - 99.9% (Cost $121,628,232)		136,347,700

OTHER ASSETS & LIABILITIES, NET - 0.1%		189,055

NET ASSETS - 100.0%		$136,536,755

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$130,966,656	$130,966,656	$-	$-
	Short-Term Investment	5,381,044	-	5,381,044	-

	Total	$136,347,700	$130,966,656	$5,381,044	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 22.8%

Amazon.com Inc *	59,812	$30,617,165
Aramark	390,016	11,560,074
AutoZone Inc *	18,989	13,744,808
Burlington Stores Inc *	78,253	3,994,033
Comcast Corp ‘Special A’	243,361	13,929,984
Dollar General Corp	170,844	12,375,939
Dollar Tree Inc *	160,631	10,707,663
LVMH Moet Hennessy Louis Vuitton SE (France)	16,903	2,884,362
Marriott International Inc ‘A’	94,182	6,423,212
Netflix Inc *	187,138	19,323,870
NIKE Inc ‘B’	87,138	10,715,360
PVH Corp	35,845	3,654,039
Ross Stores Inc	469,736	22,768,104
Starbucks Corp	336,832	19,145,531
The Priceline Group Inc *	16,305	20,167,002
The TJX Cos Inc	258,391	18,454,285
Time Warner Inc	65,744	4,519,900
Tractor Supply Co	86,355	7,281,454
Twenty-First Century Fox Inc ‘A’	149,899	4,044,275
VF Corp	146,414	9,986,899
Wynn Resorts Ltd	11,778	625,647
Yum! Brands Inc	16,298	1,303,025

		248,226,631

Consumer Staples - 8.5%

Colgate-Palmolive Co	143,567	9,110,762
Constellation Brands Inc ‘A’	110,563	13,843,593
Costco Wholesale Corp	118,337	17,107,980
CVS Health Corp	191,288	18,455,466
Danone SA (France)	72,644	4,594,295
Mead Johnson Nutrition Co	82,524	5,809,690
Mondelez International Inc ‘A’	245,069	10,261,039
Pernod Ricard SA (France)	27,486	2,775,421
The Estee Lauder Cos Inc ‘A’	124,215	10,021,666

		91,979,912

Energy - 0.3%

Anadarko Petroleum Corp	16,679	1,007,245
Schlumberger Ltd	28,834	1,988,681

		2,995,926

Financials - 6.3%

Affiliated Managers Group Inc *	16,181	2,766,789
American Tower Corp REIT	232,103	20,420,422
BlackRock Inc	22,310	6,636,556
Intercontinental Exchange Inc	84,569	19,872,869
Moody’s Corp	59,171	5,810,592
Morgan Stanley	85,667	2,698,511
Realogy Holdings Corp *	93,353	3,512,873
The Charles Schwab Corp	255,126	7,286,399

		69,005,011

Health Care - 19.1%

Abbott Laboratories	259,628	10,442,238
Alexion Pharmaceuticals Inc *	73,170	11,443,056
Allergan PLC *	94,807	25,769,491
Biogen Inc *	41,482	12,104,862
Bristol-Myers Squibb Co	306,808	18,163,034
Celgene Corp *	147,415	15,945,881
Cerner Corp *	62,366	3,739,465
CR Bard Inc	31,385	5,847,339
Eli Lilly & Co	135,614	11,349,536
Gilead Sciences Inc	50,571	4,965,566
IMS Health Holdings Inc *	67,167	1,954,560
McKesson Corp	76,057	14,072,827

	Shares	Value
Medtronic PLC	179,484	$12,014,659
Regeneron Pharmaceuticals Inc *	25,814	12,007,124
Stryker Corp	39,396	3,707,164
The Cooper Cos Inc	28,453	4,235,514
Thermo Fisher Scientific Inc	211,894	25,910,398
Valeant Pharmaceuticals International Inc (NYSE) *	46,204	8,241,869
Vertex Pharmaceuticals Inc *	37,856	3,942,324
Zoetis Inc	53,321	2,195,759

		208,052,666

Industrials - 7.9%

AMETEK Inc	222,470	11,639,630
Canadian Pacific Railway Ltd (NYSE) (Canada)	50,359	7,230,042
Danaher Corp	324,166	27,622,185
Equifax Inc	66,409	6,453,626
FedEx Corp	31,031	4,467,843
Honeywell International Inc	53,128	5,030,690
Rockwell Collins Inc	21,713	1,776,992
Roper Technologies Inc	62,447	9,785,445
Spirit Airlines Inc *	31,240	1,477,652
Union Pacific Corp	45,380	4,012,046
Verisk Analytics Inc *	89,126	6,587,303

		86,083,454

Information Technology - 30.2%

Adobe Systems Inc *	276,312	22,718,373
Akamai Technologies Inc *	31,300	2,161,578
Alibaba Group Holding Ltd ADR * (China)	16,648	981,733
Apple Inc	277,874	30,649,502
Avago Technologies Ltd (Singapore)	105,812	13,227,558
Cognizant Technology Solutions Corp ‘A’ *	290,809	18,207,551
EMC Corp	91,493	2,210,471
Facebook Inc ‘A’ *	386,121	34,712,278
Fiserv Inc *	144,937	12,552,994
FleetCor Technologies Inc *	63,377	8,721,943
Google Inc ‘A’ *	55,501	35,430,173
Google Inc ‘C’ *	48,053	29,236,406
Intuit Inc	105,028	9,321,235
LinkedIn Corp ‘A’ *	56,726	10,785,314
MasterCard Inc ‘A’	340,088	30,648,731
NVIDIA Corp	68,585	1,690,620
NXP Semiconductors NV * (Netherlands)	26,046	2,267,825
Sabre Corp	156,039	4,241,140
salesforce.com Inc *	260,631	18,095,610
Visa Inc ‘A’	585,709	40,800,489

		328,661,524

Materials - 3.5%

Ecolab Inc	64,525	7,079,683
Monsanto Co	92,754	7,915,627
The Sherwin-Williams Co	59,882	13,340,512
Vulcan Materials Co	105,151	9,379,469

		37,715,291

Total Common Stocks (Cost $928,691,737)		1,072,720,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

State Street Bank & Trust Co 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $18,889,523; collateralized by U.S. Treasury Notes: 2.000% due 02/15/22 and value $19,267,800)	$18,889,523	$18,889,523

Total Short-Term Investment (Cost $18,889,523)		18,889,523

TOTAL INVESTMENTS - 100.3% (Cost $947,581,260)		1,091,609,938

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,788,061)

NET ASSETS - 100.0%		$1,088,821,877

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$248,226,631	$245,342,269	$2,884,362	$-
	Consumer Staples	91,979,912	84,610,196	7,369,716	-
	Energy	2,995,926	2,995,926	-	-
	Financials	69,005,011	69,005,011	-	-
	Health Care	208,052,666	208,052,666	-	-
	Industrials	86,083,454	86,083,454	-	-
	Information Technology	328,661,524	328,661,524	-	-
	Materials	37,715,291	37,715,291	-	-

		1,072,720,415	1,062,466,337	10,254,078	-

	Short-Term Investment	18,889,523	-	18,889,523	-

	Total	$1,091,609,938	$1,062,466,337	$29,143,601	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 23.1%

Amazon.com Inc *	78,289	$40,075,356
Delphi Automotive PLC (United Kingdom)	178,530	13,575,421
Dollar General Corp	331,737	24,031,028
Hanesbrands Inc	431,703	12,493,485
Liberty Global PLC ‘A’ * (United Kingdom)	588,459	25,268,430
Netflix Inc *	313,444	32,366,227
NIKE Inc ‘B’	169,645	20,861,246
Restoration Hardware Holdings Inc *	157,066	14,655,829
Starbucks Corp	189,925	10,795,337
The Home Depot Inc	207,913	24,011,872
The Walt Disney Co	153,004	15,637,009
TripAdvisor Inc *	428,494	27,003,692

		260,774,932

Consumer Staples - 5.5%

Constellation Brands Inc ‘A’	160,329	20,074,794
Costco Wholesale Corp	130,744	18,901,660
CVS Health Corp	187,877	18,126,373
Mead Johnson Nutrition Co	78,286	5,511,334

		62,614,161

Energy - 0.9%

Concho Resources Inc *	98,573	9,689,726

Financials - 5.5%

Berkshire Hathaway Inc ‘B’ *	184,335	24,037,284
Crown Castle International Corp REIT	260,103	20,514,324
Moody’s Corp	181,445	17,817,899

		62,369,507

Health Care - 20.5%

AbbVie Inc	437,831	23,822,385
Allergan PLC *	77,730	21,127,791
Biogen Inc *	105,801	30,873,790
Celgene Corp *	115,825	12,528,790
Humana Inc	122,879	21,995,341
Illumina Inc *	52,304	9,196,089
Perrigo Co PLC	167,707	26,375,280
United Therapeutics Corp *	212,353	27,869,208
UnitedHealth Group Inc	262,726	30,478,843
Valeant Pharmaceuticals International Inc (NYSE) *	89,451	15,956,269
Vertex Pharmaceuticals Inc *	108,935	11,344,491

		231,568,277

Industrials - 3.6%

Delta Air Lines Inc	273,514	12,272,573
Union Pacific Corp	317,960	28,110,844

		40,383,417

Information Technology - 34.4%

Alliance Data Systems Corp *	107,903	27,944,719
Apple Inc	329,285	36,320,135
Facebook Inc ‘A’ *	822,539	73,946,256
Google Inc ‘A’ *	114,610	73,163,586
LinkedIn Corp ‘A’ *	89,433	17,003,896
MasterCard Inc ‘A’	186,158	16,776,559
Mobileye NV *	298,203	13,562,272
salesforce.com Inc *	492,702	34,208,300
Splunk Inc *	195,594	10,826,128
Tencent Holdings Ltd (China)	1,357,300	22,827,797
Visa Inc ‘A’	714,166	49,748,804
Workday Inc ‘A’ *	180,885	12,455,741

		388,784,193

	Shares	Value
Materials - 2.6%

Ecolab Inc	102,224	$11,216,017
The Sherwin-Williams Co	80,003	17,823,069

		29,039,086

Total Common Stocks (Cost $991,762,496)		1,085,223,299

	Principal Amount

SHORT-TERM INVESTMENT - 4.6%

Repurchase Agreement - 4.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $52,432,286; collateralized by U.S. Treasury Notes: 2.000% due 05/31/21 and value $53,484,713)	$52,432,286	52,432,286

Total Short-Term Investment (Cost $52,432,286)		52,432,286

TOTAL INVESTMENTS - 100.7% (Cost $1,044,194,782)		1,137,655,585

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(8,051,866)

NET ASSETS - 100.0%		$1,129,603,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$260,774,932	$260,774,932	$-	$-
	Consumer Staples	62,614,161	62,614,161	-	-
	Energy	9,689,726	9,689,726	-	-
	Financials	62,369,507	62,369,507	-	-
	Health Care	231,568,277	231,568,277	-	-
	Industrials	40,383,417	40,383,417	-	-
	Information Technology	388,784,193	365,956,396	22,827,797	-
	Materials	29,039,086	29,039,086	-	-

		1,085,223,299	1,062,395,502	22,827,797	-

	Short-Term Investment	52,432,286	-	52,432,286	-

	Total	$1,137,655,585	$1,062,395,502	$75,260,083	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Consumer Discretionary - 15.6%

DISH Network Corp ‘A’ *	986,408	$57,547,043
SES SA FDR ‘A’ (Luxembourg)	614,790	19,399,749
Target Corp	585,614	46,064,397
The Home Depot Inc	229,948	26,556,695
Time Warner Cable Inc	321,163	57,607,007
Time Warner Inc	747,148	51,366,425
Twenty-First Century Fox Inc ‘B’	1,166,208	31,569,251

		290,110,567

Consumer Staples - 10.0%

Anheuser-Busch InBev SA/NV ADR (Belgium)	162,815	17,310,491
CVS Health Corp	723,917	69,843,512
Kimberly-Clark Corp	246,316	26,858,297
Philip Morris International Inc	515,560	40,899,375
Reynolds American Inc	704,712	31,197,600

		186,109,275

Energy - 10.0%

Chevron Corp	389,554	30,728,020
Exxon Mobil Corp	507,793	37,754,410
Halliburton Co	1,084,478	38,336,297
National Oilwell Varco Inc	500,291	18,835,956
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	315,929	14,971,875
Schlumberger Ltd	441,790	30,470,256
Suncor Energy Inc (NYSE) (Canada)	550,925	14,720,716

		185,817,530

Financials - 25.8%

American Express Co	584,329	43,316,309
American Tower Corp REIT	266,477	23,444,646
Capital One Financial Corp	298,562	21,651,716
Citigroup Inc	638,610	31,681,442
JPMorgan Chase & Co	1,160,829	70,775,744
Marsh & McLennan Cos Inc	530,429	27,699,002
MetLife Inc	460,931	21,732,897
State Street Corp	473,430	31,819,230
Synchrony Financial *	661,651	20,709,676
The Bank of New York Mellon Corp	566,004	22,159,057
The Progressive Corp	430,437	13,188,590
The Travelers Cos Inc	357,502	35,582,174
US Bancorp	1,176,389	48,243,713
Wells Fargo & Co	1,313,536	67,450,074

		479,454,270

Health Care - 10.8%

Amgen Inc	243,979	33,747,175
Anthem Inc	294,360	41,210,400
Johnson & Johnson	331,723	30,966,342
Merck & Co Inc	867,738	42,857,580
Novartis AG ADR (Switzerland)	233,546	21,467,548
Teva Pharmaceutical Industries Ltd ADR (Israel)	559,425	31,585,136

		201,834,181

Industrials - 8.3%

General Electric Co	1,822,092	45,953,160
Honeywell International Inc	486,822	46,097,175
Illinois Tool Works Inc	408,467	33,620,919
United Technologies Corp	319,809	28,459,803

		154,131,057

Information Technology - 10.0%

EMC Corp	1,196,841	28,915,679
International Business Machines Corp	98,665	14,303,465

	Shares	Value
Microsoft Corp	637,875	$28,232,347
Motorola Solutions Inc	452,708	30,956,173
Nuance Communications Inc *	1,554,281	25,443,580
TE Connectivity Ltd (Switzerland)	550,143	32,948,064
Xerox Corp	2,631,448	25,603,989

		186,403,297

Materials - 4.6%

Air Products & Chemicals Inc	129,911	16,574,045
Crown Holdings Inc *	675,047	30,883,400
Freeport-McMoRan Inc	1,344,566	13,028,845
Martin Marietta Materials Inc	169,521	25,758,716

		86,245,006

Utilities - 1.6%

Sempra Energy	304,959	29,495,635

Total Common Stocks (Cost $1,421,814,896)		1,799,600,818

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Bank of America Corp 0.110% due 10/01/15 (Dated 09/30/15, repurchase price of $39,798,122; collateralized by U.S. Treasury Bonds: 1.375% due 02/29/20 and value $40,611,831)	$39,798,000	39,798,000

Total Short-Term Investment (Cost $39,798,000)		39,798,000

TOTAL INVESTMENTS - 98.8% (Cost $1,461,612,896)		1,839,398,818

OTHER ASSETS & LIABILITIES, NET - 1.2%		22,461,511

NET ASSETS - 100.0%		$1,861,860,329

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$290,110,567	$270,710,818	$19,399,749	$-
	Consumer Staples	186,109,275	186,109,275	-	-
	Energy	185,817,530	185,817,530	-	-
	Financials	479,454,270	479,454,270	-	-
	Health Care	201,834,181	201,834,181	-	-
	Industrials	154,131,057	154,131,057	-	-
	Information Technology	186,403,297	186,403,297	-	-
	Materials	86,245,006	86,245,006	-	-
	Utilities	29,495,635	29,495,635	-	-

		1,799,600,818	1,780,201,069	19,399,749	-

	Short-Term Investment	39,798,000	-	39,798,000	-

	Total	$1,839,398,818	$1,780,201,069	$59,197,749	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 130.5%

Consumer Discretionary - 23.8%

Amazon.com Inc * †	19,850	$10,161,016
AutoNation Inc * †	231,130	13,447,143
Best Buy Co Inc †	116,240	4,314,829
Carnival Corp	23,420	1,163,974
CBS Corp ‘B’ †	220,600	8,801,940
Charter Communications Inc ‘A’ * †	29,530	5,192,850
Comcast Corp ‘A’	427,229	24,300,785
Delphi Automotive PLC † (United Kingdom)	54,240	4,124,410
DISH Network Corp ‘A’ * †	254,520	14,848,697
Dollar General Corp	81,850	5,929,214
DR Horton Inc	166,130	4,877,577
Ford Motor Co †	295,880	4,015,092
General Motors Co	901,739	27,070,205
Harman International Industries Inc †	66,715	6,403,973
Lear Corp †	52,270	5,685,931
Lowe’s Cos Inc	436,340	30,072,553
Magna International Inc (NYSE) (Canada)	197,810	9,496,858
PulteGroup Inc	44,320	836,318
PVH Corp †	55,450	5,652,573
Ralph Lauren Corp	21,780	2,573,525
Ross Stores Inc †	59,200	2,869,424
Royal Caribbean Cruises Ltd †	61,363	5,466,830
The Home Depot Inc	37,620	4,344,734
The TJX Cos Inc	94,930	6,779,901
The Walt Disney Co †	2,580	263,676
Tiffany & Co †	25,650	1,980,693
Time Warner Inc	464,576	31,939,600
Toll Brothers Inc * †	106,400	3,643,136
Twenty-First Century Fox Inc ‘A’	947,060	25,551,679
Twenty-First Century Fox Inc ‘B’	86,250	2,334,787
VF Corp †	130,250	8,884,352
Viacom Inc ‘B’ †	16,070	693,420

		283,721,695

Consumer Staples - 7.0%

Campbell Soup Co †	7,720	391,250
Coca-Cola Enterprises Inc	5,900	285,265
Colgate-Palmolive Co †	67,250	4,267,685
Constellation Brands Inc ‘A’	5,120	641,075
Costco Wholesale Corp †	41,650	6,021,341
Dr Pepper Snapple Group Inc	3,880	306,714
Kimberly-Clark Corp	17,670	1,926,737
Molson Coors Brewing Co ‘B’	36,020	2,990,380
Mondelez International Inc ‘A’ †	74,510	3,119,734
PepsiCo Inc	229,680	21,658,824
Philip Morris International Inc †	183,560	14,561,815
Pilgrim’s Pride Corp	76,830	1,596,527
The Boston Beer Co Inc ‘A’ *	2,900	610,769
The Coca-Cola Co †	67,788	2,719,655
The Hershey Co †	31,830	2,924,540
The Procter & Gamble Co	256,597	18,459,588
Wal-Mart Stores Inc †	21,060	1,365,530

		83,847,429

Energy - 7.7%

Anadarko Petroleum Corp	48,540	2,931,331
Baker Hughes Inc	10,570	550,063
Cabot Oil & Gas Corp †	127,480	2,786,713
Chevron Corp	91,000	7,178,080
Columbia Pipeline Group Inc †	233,039	4,262,283
Concho Resources Inc * †	13,800	1,356,540
Energen Corp	14,368	716,388
EOG Resources Inc	50,601	3,683,753
EQT Corp †	76,350	4,945,190
Exxon Mobil Corp †	159,660	11,870,721
Marathon Oil Corp †	155,901	2,400,875

	Shares	Value
Marathon Petroleum Corp †	104,540	$4,843,338
Murphy Oil Corp †	20,000	484,000
National Oilwell Varco Inc †	182,800	6,882,420
Noble Corp PLC †	74,700	814,977
Occidental Petroleum Corp †	267,097	17,668,467
Phillips 66 †	32,210	2,475,016
Pioneer Natural Resources Co	6,270	762,683
Schlumberger Ltd †	50,235	3,464,708
Tesoro Corp	6,880	669,011
TransCanada Corp (NYSE) (Canada)	55,360	1,748,269
Valero Energy Corp	155,810	9,364,181

		91,859,007

Financials - 25.0%

ACE Ltd †	253,170	26,177,778
Ally Financial Inc * †	55,090	1,122,734
American Campus Communities Inc REIT	17,790	644,710
American International Group Inc	84,520	4,802,426
American Tower Corp REIT	40,590	3,571,108
Ameriprise Financial Inc †	36,960	4,033,445
Arthur J Gallagher & Co	47,300	1,952,544
AvalonBay Communities Inc REIT	49,670	8,683,309
Bank of America Corp	1,704,364	26,553,991
Berkshire Hathaway Inc ‘B’ * †	57,550	7,504,520
BlackRock Inc †	25,490	7,582,510
Boston Properties Inc REIT	4,970	588,448
Brixmor Property Group Inc REIT	24,590	577,373
Capital One Financial Corp	14,160	1,026,883
Citigroup Inc	354,166	17,570,175
Comerica Inc †	19,970	820,767
Cullen/Frost Bankers Inc †	15,470	983,583
Discover Financial Services	112,450	5,846,276
Everest Re Group Ltd †	12,970	2,248,220
Fifth Third Bancorp	6,550	123,861
HCP Inc REIT †	17,680	658,580
Highwoods Properties Inc REIT †	36,720	1,422,900
Host Hotels & Resorts Inc REIT †	149,280	2,360,117
Intercontinental Exchange Inc	39,940	9,385,501
Invesco Ltd †	379,126	11,840,105
Janus Capital Group Inc	302,540	4,114,544
Kimco Realty Corp REIT	15,865	387,582
LaSalle Hotel Properties REIT †	110,610	3,140,218
Legg Mason Inc †	42,160	1,754,278
Liberty Property Trust REIT	18,170	572,537
Marsh & McLennan Cos Inc †	170,210	8,888,366
MetLife Inc †	465,640	21,954,926
Morgan Stanley †	821,393	25,873,880
Prologis Inc REIT †	125,270	4,873,003
Prosperity Bancshares Inc †	43,580	2,140,214
Prudential Financial Inc	86,540	6,595,213
Regency Centers Corp REIT	41,700	2,591,655
Santander Consumer USA Holdings Inc *	26,920	549,706
SL Green Realty Corp REIT †	11,300	1,222,208
SVB Financial Group * †	10,490	1,212,015
T Rowe Price Group Inc †	33,050	2,296,975
TD Ameritrade Holding Corp †	17,029	542,203
The Allstate Corp	5,300	308,672
The Charles Schwab Corp †	119,040	3,399,782
The Goldman Sachs Group Inc	151,221	26,276,161
Vornado Realty Trust REIT †	5,770	521,723
Wells Fargo & Co	600,684	30,845,123
XL Group PLC † (Ireland)	9,520	345,766

		298,488,614

Health Care - 18.5%

Aetna Inc	144,860	15,849,133
Alexion Pharmaceuticals Inc *	29,750	4,652,602
Allergan PLC * †	51,220	13,922,108
AmerisourceBergen Corp †	9,300	883,407
Amgen Inc	8,390	1,160,505

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Biogen Inc *	56,694	$16,543,876
BioMarin Pharmaceutical Inc * †	19,480	2,051,634
Boston Scientific Corp * †	105,709	1,734,685
Bristol-Myers Squibb Co	308,614	18,269,949
Cardinal Health Inc	4,460	342,617
Celgene Corp * †	164,876	17,834,637
Cigna Corp	8,570	1,157,121
Eli Lilly & Co	197,870	16,559,740
Gilead Sciences Inc †	177,550	17,433,634
Humana Inc	34,467	6,169,593
Illumina Inc * †	26,550	4,668,021
Incyte Corp * †	9,610	1,060,271
Johnson & Johnson †	58,700	5,479,645
McKesson Corp	106,418	19,690,523
Mylan NV * †	19,010	765,343
Pfizer Inc	640,850	20,129,098
UnitedHealth Group Inc	171,020	19,840,030
Valeant Pharmaceuticals International Inc (NYSE) *	54,790	9,773,440
Vertex Pharmaceuticals Inc * †	49,440	5,148,682

		221,120,294

Industrials - 12.7%

AerCap Holdings NV * (Netherlands)	22,230	850,075
Canadian Pacific Railway Ltd (NYSE) (Canada)	1,145	164,388
CSX Corp	4,770	128,313
Cummins Inc †	120,770	13,113,207
Curtiss-Wright Corp	13,170	822,071
Delta Air Lines Inc	128,430	5,762,654
Eaton Corp PLC †	21,900	1,123,470
Fluor Corp †	97,611	4,133,826
Fortune Brands Home & Security Inc †	34,754	1,649,772
General Dynamics Corp	36,510	5,036,555
General Electric Co †	189,630	4,782,469
Honeywell International Inc †	301,935	28,590,225
L-3 Communications Holdings Inc †	28,610	2,990,317
Masco Corp †	141,200	3,555,416
Northrop Grumman Corp	13,550	2,248,623
PACCAR Inc †	358,838	18,720,578
Parker-Hannifin Corp	20,260	1,971,298
Raytheon Co	26,140	2,856,056
Republic Services Inc †	33,940	1,398,328
Snap-on Inc †	10,960	1,654,302
SPX Corp †	30,700	365,944
SPX FLOW Inc *	30,700	1,057,001
Stanley Black & Decker Inc	9,250	897,065
Union Pacific Corp	145,260	12,842,437
United Continental Holdings Inc * †	358,387	19,012,430
United Technologies Corp	178,632	15,896,462

		151,623,282

Information Technology - 27.8%

Accenture PLC ‘A’	240,950	23,675,747
Adobe Systems Inc * †	83,280	6,847,282
Alliance Data Systems Corp * †	670	173,517
Amphenol Corp ‘A’ †	5,570	283,847
Apple Inc	513,761	56,667,838
Applied Materials Inc †	334,770	4,917,771
Automatic Data Processing Inc †	11,920	957,891
Avago Technologies Ltd † (Singapore)	256,037	32,007,185
Broadcom Corp ‘A’	119,440	6,142,799
Cognizant Technology Solutions Corp ‘A’ *	197,810	12,384,884
F5 Networks Inc * †	18,500	2,142,300
Facebook Inc ‘A’ *	188,360	16,933,564
Fidelity National Information Services Inc	119,900	8,042,892
Google Inc ‘A’ *	22,143	14,135,427
Google Inc ‘C’ *	27,222	16,562,409
Hewlett-Packard Co	329,280	8,432,861
Infosys Ltd ADR † (India)	34,990	667,959

	Shares	Value
International Business Machines Corp †	19,340	$2,803,720
KLA-Tencor Corp †	127,199	6,359,950
Lam Research Corp	385,004	25,152,311
Marvell Technology Group Ltd † (Bermuda)	150,212	1,359,419
MasterCard Inc ‘A’ †	37,460	3,375,895
Microsoft Corp	645,663	28,577,045
NXP Semiconductors NV * † (Netherlands)	114,760	9,992,153
Oracle Corp	22,340	806,921
QUALCOMM Inc †	21,970	1,180,448
Skyworks Solutions Inc †	34,900	2,938,929
TE Connectivity Ltd (Switzerland)	345,620	20,699,182
Teradyne Inc	64,930	1,169,389
Texas Instruments Inc †	168,450	8,341,644
The Western Union Co †	97,090	1,782,573
Visa Inc ‘A’ †	80,030	5,574,890
WEX Inc * †	12,000	1,042,080

		332,132,722

Materials - 3.8%

Albemarle Corp †	6,900	304,290
Axiall Corp	33,996	533,397
Crown Holdings Inc *	295,291	13,509,563
Eastman Chemical Co	43,050	2,786,196
International Paper Co †	10,580	399,818
Martin Marietta Materials Inc	13,680	2,078,676
Nucor Corp	14,310	537,341
Sealed Air Corp	6,180	289,718
The Dow Chemical Co †	152,062	6,447,429
The Mosaic Co †	424,845	13,216,928
United States Steel Corp †	352,432	3,672,342
Vulcan Materials Co †	10,040	895,568
WestRock Co	5,700	293,208

		44,964,474

Telecommunication Services - 0.7%

AT&T Inc	258,420	8,419,324
SBA Communications Corp ‘A’ * †	3,030	317,362

		8,736,686

Utilities - 3.5%

American Water Works Co Inc	13,170	725,404
CenterPoint Energy Inc †	51,470	928,519
CMS Energy Corp	62,260	2,199,023
Edison International †	112,740	7,110,512
Exelon Corp †	376,062	11,169,041
NextEra Energy Inc	83,750	8,169,812
PPL Corp	68,200	2,243,098
Public Service Enterprise Group Inc †	86,200	3,634,192
Questar Corp †	188,200	3,652,962
Xcel Energy Inc	46,170	1,634,880

		41,467,443

Total Common Stocks (Cost $1,651,438,866)		1,557,961,646

EXCHANGE-TRADED FUND - 0.1%

Vanguard REIT †	11,790	890,617

Total Exchange-Traded Fund (Cost $970,783)		890,617

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $17,505,812; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $17,860,500)	$17,505,812	$17,505,812

Total Short-Term Investment (Cost $17,505,812)		17,505,812

TOTAL INVESTMENTS - 132.1% (Cost $1,669,915,461)		1,576,358,075

TOTAL SECURITIES SOLD SHORT - (32.7%) (See Securities Sold Short)
(Proceeds $410,653,471)		(390,431,233)

OTHER ASSETS & LIABILITIES, NET - 0.6%		7,240,579

NET ASSETS - 100.0%		$1,193,167,421

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - (32.7%)

Consumer Discretionary - (4.0%)

AMC Networks Inc ‘A’	5,070	($370,972)
Autoliv Inc (Sweden)	34,050	(3,711,791)
Bed Bath & Beyond Inc	36,480	(2,080,090)
BorgWarner Inc	35,790	(1,488,506)
Darden Restaurants Inc	19,200	(1,315,968)
Discovery Communications Inc ‘A’	49,560	(1,290,047)
Hasbro Inc	8,640	(623,290)
Hilton Worldwide Holdings Inc	50,610	(1,160,993)
Kohl’s Corp	25,130	(1,163,770)
Lear Corp	15,386	(1,673,689)
Lennar Corp ‘A’	50,930	(2,451,261)
Marriott International Inc ‘A’	39,110	(2,667,302)
Mattel Inc	116,170	(2,446,540)
McDonald’s Corp	46,650	(4,596,425)
Netflix Inc	22,750	(2,349,165)
NIKE Inc ‘B’	16,500	(2,029,005)
Omnicom Group Inc	24,940	(1,643,546)
Scripps Networks Interactive Inc ‘A’	36,785	(1,809,454)
The Interpublic Group of Cos Inc	60,720	(1,161,574)
The Walt Disney Co	15,090	(1,542,198)
Under Armour Inc ‘A’	83,480	(8,079,194)
Yum! Brands Inc	31,970	(2,556,001)

		(48,210,781)

Consumer Staples - (3.0%)

Brown-Forman Corp ‘B’	23,417	(2,269,107)
Church & Dwight Co Inc	52,990	(4,445,861)
ConAgra Foods Inc	68,630	(2,780,201)
CVS Health Corp	15,090	(1,455,883)
General Mills Inc	103,580	(5,813,945)
Kellogg Co	84,940	(5,652,757)
Sysco Corp	145,690	(5,677,539)
Wal-Mart Stores Inc	32,210	(2,088,497)
Walgreens Boots Alliance Inc	14,690	(1,220,739)
Whole Foods Market Inc	151,450	(4,793,393)

		(36,197,922)

	Shares	Value
Energy - (1.8%)

Anadarko Petroleum Corp	22,550	($1,361,794)
Diamond Offshore Drilling Inc	27,690	(479,037)
Enbridge Inc (NYSE) (Canada)	56,600	(2,101,558)
FMC Technologies Inc	41,480	(1,285,880)
Halliburton Co	15,971	(564,575)
Helmerich & Payne Inc	7,400	(349,724)
Hess Corp	10,380	(519,623)
Kinder Morgan Inc	51,360	(1,421,645)
Noble Corp PLC	16,840	(183,724)
ONEOK Inc	63,900	(2,057,580)
QEP Resources Inc	325,000	(4,072,250)
Spectra Energy Corp	171,530	(4,506,093)
Tenaris SA ADR (Luxembourg)	20,720	(499,559)
Weatherford International PLC	183,470	(1,555,826)
WPX Energy Inc	83,100	(550,122)

		(21,508,990)

Financials - (7.1%)

American Express Co	23,570	(1,747,244)
Aon PLC	7,280	(645,081)
Arch Capital Group Ltd	19,780	(1,453,237)
Associated Banc-Corp	33,360	(599,479)
Assurant Inc	4,570	(361,076)
BankUnited Inc	39,200	(1,401,400)
BioMed Realty Trust Inc REIT	31,490	(629,170)
Camden Property Trust REIT	12,830	(948,137)
Capital One Financial Corp	12,040	(873,141)
Care Capital Properties Inc REIT	1	(16)
Citizens Financial Group Inc	35,860	(855,620)
City National Corp	5,270	(464,076)
CME Group Inc ‘A’	24,240	(2,248,018)
Commerce Bancshares Inc	60,830	(2,771,415)
Crown Castle International Corp REIT	23,970	(1,890,514)
Digital Realty Trust Inc REIT	18,900	(1,234,548)
Equity Residential REIT	27,060	(2,032,747)
Federal Realty Investment Trust REIT	26,500	(3,615,925)
Federated Investors Inc ‘B’	96,900	(2,800,410)
First Horizon National Corp	111,470	(1,580,645)
First Niagara Financial Group Inc	231,700	(2,365,657)
FirstMerit Corp	33,530	(592,475)
Franklin Resources Inc	24,740	(921,812)
Hudson Pacific Properties Inc REIT	51,360	(1,478,654)
M&T Bank Corp	28,580	(3,485,331)
Marsh & McLennan Cos Inc	17,260	(901,317)
Nasdaq Inc	31,020	(1,654,297)
Northern Trust Corp	46,280	(3,154,445)
People’s United Financial Inc	177,010	(2,784,367)
Principal Financial Group Inc	5,950	(281,673)
Signature Bank	5,130	(705,683)
Synovus Financial Corp	13,070	(386,872)
T Rowe Price Group Inc	25,920	(1,801,440)
The Hartford Financial Services Group Inc	6,940	(317,713)
The PNC Financial Services Group Inc	22,260	(1,985,592)
The Progressive Corp	138,410	(4,240,882)
The Travelers Cos Inc	14,740	(1,467,072)
Torchmark Corp	110,220	(6,216,408)
UDR Inc REIT	21,240	(732,355)
US Bancorp	53,050	(2,175,580)
Valley National Bancorp	1	(10)
Ventas Inc REIT	112,230	(6,291,614)
Welltower Inc REIT	66,160	(4,454,553)
Willis Group Holdings PLC	12,410	(508,438)
WR Berkley Corp	75,340	(4,096,236)
Zions Bancorp	107,240	(2,953,390)

		(84,105,765)

Health Care - (3.0%)

AbbVie Inc	20,900	(1,137,169)
Alkermes PLC	66,260	(3,887,474)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Allscripts Healthcare Solutions Inc	218,850	($2,713,740)
AmerisourceBergen Corp	14,480	(1,375,455)
Amgen Inc	17,830	(2,466,246)
Anthem Inc	4,115	(576,100)
athenahealth Inc	23,090	(3,079,051)
Baxter International Inc	135,830	(4,462,016)
Becton Dickinson & Co	10,900	(1,445,994)
Brookdale Senior Living Inc	18,200	(417,872)
Cardinal Health Inc	19,020	(1,461,116)
Cerner Corp	14,910	(894,004)
DaVita HealthCare Partners Inc	34,020	(2,460,667)
Isis Pharmaceuticals Inc	53,260	(2,152,769)
Medtronic PLC	74,460	(4,984,352)
Merck & Co Inc	12,700	(627,253)
St Jude Medical Inc	27,320	(1,723,619)

		(35,864,897)

Industrials - (4.9%)

3M Co	26,000	(3,686,020)
Air Lease Corp	104,060	(3,217,535)
American Airlines Group Inc	39,220	(1,522,913)
CH Robinson Worldwide Inc	58,210	(3,945,474)
Danaher Corp	16,940	(1,443,457)
Donaldson Co Inc	182,130	(5,114,210)
Dover Corp	12,340	(705,601)
Fastenal Co	155,920	(5,708,231)
Fortune Brands Home & Security Inc	2,590	(122,947)
Illinois Tool Works Inc	23,560	(1,939,224)
JB Hunt Transport Services Inc	6,990	(499,086)
Kansas City Southern	26,250	(2,385,600)
Lockheed Martin Corp	22,615	(4,688,316)
Rockwell Automation Inc	51,310	(5,206,426)
Southwest Airlines Co	62,161	(2,364,604)
Textron Inc	22,170	(834,479)
The ADT Corp	184,210	(5,507,879)
The Boeing Co	22,620	(2,962,089)
Tyco International PLC	64,660	(2,163,524)
United Parcel Service Inc ‘B’	13,520	(1,334,289)
Waste Management Inc	27,630	(1,376,250)
Werner Enterprises Inc	51,100	(1,282,610)
WW Grainger Inc	4,180	(898,742)

		(58,909,506)

Information Technology - (4.9%)

Advanced Micro Devices Inc	854,450	(1,469,654)
Altera Corp	11,150	(558,392)
Analog Devices Inc	11,030	(622,202)
Atmel Corp	113,650	(917,155)
Cisco Systems Inc	59,270	(1,555,837)
Citrix Systems Inc	29,410	(2,037,525)
EMC Corp	60,570	(1,463,371)
Fiserv Inc	41,440	(3,589,118)
Intel Corp	84,170	(2,536,884)
International Business Machines Corp	23,010	(3,335,760)
Juniper Networks Inc	105,390	(2,709,577)
Linear Technology Corp	128,430	(5,182,150)
LinkedIn Corp ‘A’	9,220	(1,752,999)
Maxim Integrated Products Inc	65,780	(2,197,052)
Micron Technology Inc	92,210	(1,381,306)
NVIDIA Corp	226,801	(5,590,645)
salesforce.com Inc	67,590	(4,692,774)
SanDisk Corp	12,690	(689,448)
Seagate Technology PLC	65,330	(2,926,784)
Splunk Inc	66,270	(3,668,044)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	127,394	(2,643,425)
Twitter Inc	70,890	(1,909,777)
VeriFone Systems Inc	51,430	(1,426,154)
Workday Inc ‘A’	27,030	(1,861,286)
Xilinx Inc	45,710	(1,938,104)

		(58,655,423)

	Shares	Value
Materials - (1.5%)

Air Products & Chemicals Inc	6,460	($824,167)
Airgas Inc	16,300	(1,456,079)
AptarGroup Inc	4,500	(296,820)
Ball Corp	13,340	(829,748)
Bemis Co Inc	5,990	(237,024)
Compass Minerals International Inc	3,540	(277,430)
Cytec Industries Inc	12,200	(900,970)
Ecolab Inc	21,890	(2,401,771)
FMC Corp	11,650	(395,052)
Freeport-McMoRan Inc	58,175	(563,716)
LyondellBasell Industries NV ‘A’	29,090	(2,424,942)
Packaging Corp of America	14,340	(862,694)
PPG Industries Inc	5,470	(479,664)
Praxair Inc	35,570	(3,623,160)
Sonoco Products Co	7,700	(290,598)
Westlake Chemical Corp	15,370	(797,549)
WR Grace & Co	10,170	(946,319)

		(17,607,703)

Telecommunication Services - (0.4%)

AT&T Inc	14,215	(463,125)
SBA Communications Corp ‘A’	11,260	(1,179,372)
Sprint Corp	788,430	(3,027,571)

		(4,670,068)

Utilities - (2.1%)

Ameren Corp	16,320	(689,847)
Aqua America Inc	103,620	(2,742,821)
Consolidated Edison Inc	46,100	(3,081,785)
Dominion Resources Inc	28,840	(2,029,759)
Duke Energy Corp	64,130	(4,613,512)
NRG Energy Inc	40,840	(606,474)
SCANA Corp	77,795	(4,376,747)
Sempra Energy	6,650	(643,188)
The Southern Co	132,350	(5,916,045)

		(24,700,178)

Total Common Stocks (Proceeds $410,653,471)		(390,431,233)

TOTAL SECURITIES SOLD SHORT - (32.7%) (Proceeds $410,653,471)		($390,431,233)

Notes to Schedule of Investments

(a)	The portfolio engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of September 30, 2015, the total value of securities out on loan was $344,768,816, and the cash collateral was $345,247,792 (See Note 6 in Supplemental Notes to Schedule of Investments).

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/15)	203	($257,321)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long (1)	$1,557,961,646	$1,557,961,646	$-	$-
	Exchange-Traded Fund	890,617	890,617	-	-
	Short-Term Investment	17,505,812	-	17,505,812	-

	Total Assets	1,576,358,075	1,558,852,263	17,505,812	-

Liabilities	Common Stocks - Short (1)	(390,431,233)	(390,431,233)	-	-
	Derivatives:
	Equity Contracts
	Futures	(257,321)	(257,321)	-	-

	Total Liabilities	(390,688,554)	(390,688,554)	-	-

	Total	$1,185,669,521	$1,168,163,709	$17,505,812	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Consumer Discretionary - 10.3%

Amazon.com Inc *	35,380	$18,110,668
AutoZone Inc *	31,121	22,526,313
Comcast Corp ‘A’	517,090	29,412,079
Delphi Automotive PLC (United Kingdom)	198,100	15,063,524
Dunkin’ Brands Group Inc	169,930	8,326,570
General Motors Co	328,040	9,847,761
Harley-Davidson Inc	150,750	8,276,175
The Home Depot Inc	222,650	25,713,849

		137,276,939

Consumer Staples - 10.8%

Diageo PLC (United Kingdom)	216,971	5,838,793
Henkel AG & Co KGaA (Germany)	245,208	21,650,971
Mondelez International Inc ‘A’	1,081,610	45,287,010
PepsiCo Inc	352,830	33,271,869
Philip Morris International Inc	481,973	38,234,918

		144,283,561

Energy - 6.4%

Chevron Corp	386,542	30,490,433
HollyFrontier Corp	186,730	9,119,893
Magellan Midstream Partners LP	122,360	7,355,060
Noble Energy Inc	511,592	15,439,846
Suncor Energy Inc (NYSE) (Canada)	867,150	23,170,248

		85,575,480

Financials - 18.4%

American International Group Inc	394,747	22,429,525
Berkshire Hathaway Inc ‘B’ *	206,560	26,935,424
Citigroup Inc	958,751	47,563,637
CME Group Inc ‘A’	423,380	39,264,261
Discover Financial Services	295,136	15,344,121
Genworth Financial Inc ‘A’ *	1,114,102	5,147,151
M&T Bank Corp	95,330	11,625,494
Marsh & McLennan Cos Inc	325,055	16,974,372
McGraw Hill Financial Inc	225,501	19,505,836
Simon Property Group Inc REIT	96,550	17,738,166
The Bank of New York Mellon Corp	557,640	21,831,606

		244,359,593

Health Care - 14.6%

Allergan PLC *	76,670	20,839,673
Boston Scientific Corp *	993,760	16,307,601
Bristol-Myers Squibb Co	388,750	23,014,000
Express Scripts Holding Co *	340,406	27,559,270
Gilead Sciences Inc	210,220	20,641,502
HCA Holdings Inc *	147,610	11,419,110
Merck & Co Inc	517,910	25,579,575
Mylan NV *	274,300	11,043,318
UnitedHealth Group Inc	227,400	26,380,674
Zoetis Inc	295,797	12,180,920

		194,965,643

Industrials - 11.8%

Canadian National Railway Co (NYSE) (Canada)	364,285	20,676,816
CSX Corp	275,480	7,410,412
Deere & Co	279,610	20,691,140
General Electric Co	1,510,400	38,092,288
Lockheed Martin Corp	54,120	11,219,617
Nielsen Holdings PLC	376,970	16,763,856
Republic Services Inc	114,340	4,710,808
Tyco International PLC	553,418	18,517,366
United Technologies Corp	128,440	11,429,876
Waste Connections Inc	143,220	6,957,628

		156,469,807

	Shares	Value
Information Technology - 18.7%

Amdocs Ltd	493,855	$28,090,472
Apple Inc	587,964	64,852,429
Applied Materials Inc	848,530	12,464,906
Facebook Inc ‘A’ *	228,447	20,537,385
Google Inc ‘C’ *	101,393	61,689,529
MasterCard Inc ‘A’	167,862	15,127,724
PayPal Holdings Inc *	592,260	18,383,750
Western Digital Corp	182,628	14,507,968
Xerox Corp	1,347,620	13,112,343

		248,766,506

Materials - 1.7%

PPG Industries Inc	91,650	8,036,789
Teck Resources Ltd ‘B’ (NYSE) (Canada)	233,140	1,119,072
Vulcan Materials Co	149,675	13,351,010

		22,506,871

Telecommunication Services - 1.6%

Verizon Communications Inc	498,612	21,694,608

Utilities - 3.4%

AmeriGas Partners LP	159,015	6,603,893
ITC Holdings Corp	229,620	7,655,531
PG&E Corp	575,040	30,362,112

		44,621,536

Total Common Stocks (Cost $1,254,432,889)		1,300,520,544

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $22,140,370; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $22,584,375)	$22,140,370	22,140,370

Total Short-Term Investment (Cost $22,140,370)		22,140,370

TOTAL INVESTMENTS - 99.4% (Cost $1,276,573,259)		1,322,660,914

OTHER ASSETS & LIABILITIES, NET - 0.6%		7,852,484

NET ASSETS - 100.0%		$1,330,513,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$137,276,939	$137,276,939	$-	$-
	Consumer Staples	144,283,561	116,793,797	27,489,764	-
	Energy	85,575,480	85,575,480	-	-
	Financials	244,359,593	244,359,593	-	-
	Health Care	194,965,643	194,965,643	-	-
	Industrials	156,469,807	156,469,807	-	-
	Information Technology	248,766,506	248,766,506	-	-
	Materials	22,506,871	22,506,871	-	-
	Telecommunication Services	21,694,608	21,694,608	-	-
	Utilities	44,621,536	44,621,536	-	-

		1,300,520,544	1,273,030,780	27,489,764	-

	Short-Term Investment	22,140,370	-	22,140,370	-

	Total	$1,322,660,914	$1,273,030,780	$49,630,134	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.1%

Consumer Discretionary - 19.5%

American Eagle Outfitters Inc	447,102	$6,988,204
Big Lots Inc	150,148	7,195,092
Chipotle Mexican Grill Inc *	1,527	1,099,822
Cracker Barrel Old Country Store Inc	23,808	3,506,442
Darden Restaurants Inc	116,119	7,958,796
Dollar Tree Inc *	49,179	3,278,272
DR Horton Inc	224,985	6,605,560
DSW Inc ‘A’	172,155	4,357,243
Expedia Inc	45,850	5,395,628
Hanesbrands Inc	112,444	3,254,129
Harman International Industries Inc	59,974	5,756,904
Lear Corp	87,430	9,510,635
lululemon athletica Inc *	87,520	4,432,888
NVR Inc *	2,586	3,944,219
O’Reilly Automotive Inc *	34,024	8,506,000
Panera Bread Co ‘A’ *	28,394	5,491,684
PulteGroup Inc	427,485	8,066,642
PVH Corp	57,000	5,810,580
Ross Stores Inc	90,859	4,403,936
Royal Caribbean Cruises Ltd	172,297	15,349,940
Sally Beauty Holdings Inc *	141,902	3,370,173
Texas Roadhouse Inc	312,959	11,642,075
The Priceline Group Inc *	2,972	3,675,948
Thor Industries Inc	144,629	7,491,782
Tractor Supply Co	96,315	8,121,281
Ulta Salon Cosmetics & Fragrance Inc *	67,757	11,068,106

		166,281,981

Consumer Staples - 9.0%

Casey’s General Stores Inc	86,007	8,851,840
ConAgra Foods Inc	312,025	12,640,133
Hormel Foods Corp	101,374	6,417,988
Molson Coors Brewing Co ‘B’	69,605	5,778,607
Monster Beverage Corp *	63,130	8,531,388
The Hain Celestial Group Inc *	90,603	4,675,115
The JM Smucker Co	59,809	6,823,609
The Kroger Co	280,908	10,132,351
Tyson Foods Inc ‘A’	306,198	13,197,134

		77,048,165

Energy - 2.8%

Diamondback Energy Inc *	43,477	2,808,614
Energen Corp	100,458	5,008,836
Gulfport Energy Corp *	198,269	5,884,624
Oceaneering International Inc	106,115	4,168,197
Pioneer Natural Resources Co	49,813	6,059,254

		23,929,525

Financials - 23.8%

Affiliated Managers Group Inc *	64,008	10,944,728
Arch Capital Group Ltd *	183,898	13,510,986
Axis Capital Holdings Ltd	104,145	5,594,669
BankUnited Inc	322,088	11,514,646
CBOE Holdings Inc	114,803	7,700,985
Host Hotels & Resorts Inc REIT	286,557	4,530,466
KeyCorp	1,062,634	13,824,868
Lincoln National Corp	255,304	12,116,728
National Retail Properties Inc REIT	307,941	11,169,020
Omega Healthcare Investors Inc REIT	345,713	12,151,812
Outfront Media Inc REIT	386,334	8,035,747
Public Storage REIT	76,010	16,085,996
Senior Housing Properties Trust REIT	975,627	15,805,158
Signature Bank *	78,141	10,749,076
SunTrust Banks Inc	239,049	9,141,234
T Rowe Price Group Inc	147,745	10,268,278
The Hartford Financial Services Group Inc	381,370	17,459,119

	Shares	Value
White Mountains Insurance Group Ltd	11,447	$8,554,343
Zions Bancorp	139,954	3,854,333

		203,012,192

Health Care - 9.8%

ABIOMED Inc *	55,285	5,128,237
AmerisourceBergen Corp	35,209	3,344,503
Amsurg Corp *	82,081	6,378,514
BioMarin Pharmaceutical Inc *	16,854	1,775,063
Centene Corp *	53,277	2,889,212
Cigna Corp	24,376	3,291,248
DaVita HealthCare Partners Inc *	78,666	5,689,912
Edwards Lifesciences Corp *	59,534	8,463,949
Health Net Inc *	88,094	5,305,021
Humana Inc	27,807	4,977,453
Incyte Corp *	29,437	3,247,784
Isis Pharmaceuticals Inc *	46,015	1,859,926
Medivation Inc *	59,715	2,537,887
Molina Healthcare Inc *	44,535	3,066,235
PAREXEL International Corp *	94,784	5,869,025
PerkinElmer Inc	116,621	5,359,901
Perrigo Co PLC	13,557	2,132,109
St Jude Medical Inc	115,255	7,271,438
Universal Health Services Inc ‘B’	22,846	2,851,409
Vertex Pharmaceuticals Inc *	20,140	2,097,380

		83,536,206

Industrials - 9.1%

Acuity Brands Inc	62,535	10,979,895
AMERCO	15,228	5,991,761
BWX Technologies Inc	475,255	12,527,722
Hexcel Corp	83,008	3,723,739
Huntington Ingalls Industries Inc	62,210	6,665,802
JetBlue Airways Corp *	45,014	1,160,011
Kirby Corp *	42,291	2,619,927
ManpowerGroup Inc	61,293	5,019,284
Southwest Airlines Co	227,044	8,636,754
Textron Inc	91,806	3,455,578
The Timken Co	23,717	651,980
Trinity Industries Inc	33,236	753,460
United Rentals Inc *	85,182	5,115,179
Verisk Analytics Inc *	141,642	10,468,760

		77,769,852

Information Technology - 13.6%

Activision Blizzard Inc	234,042	7,229,557
Avago Technologies Ltd (Singapore)	27,189	3,398,897
Avnet Inc	79,731	3,402,919
Computer Sciences Corp	414,586	25,447,289
DST Systems Inc	116,969	12,298,121
Fidelity National Information Services Inc	81,636	5,476,143
Harris Corp	114,217	8,354,973
HomeAway Inc *	47,192	1,252,476
IAC/InterActiveCorp	66,636	4,349,332
Micron Technology Inc *	281,707	4,219,971
NVIDIA Corp	306,756	7,561,535
NXP Semiconductors NV * (Netherlands)	51,771	4,507,701
Palo Alto Networks Inc *	68,034	11,701,848
Science Applications International Corp	174,415	7,013,227
Skyworks Solutions Inc	64,353	5,419,166
Take-Two Interactive Software Inc *	143,252	4,115,630

		115,748,785

Materials - 2.2%

Agnico Eagle Mines Ltd (NYSE) (Canada)	225,333	5,705,431
CF Industries Holdings Inc	56,933	2,556,292
Louisiana-Pacific Corp *	191,619	2,728,655
Martin Marietta Materials Inc	36,208	5,501,806
Vulcan Materials Co	26,546	2,367,903

		18,860,087

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Utilities - 7.3%

Atmos Energy Corp	634,983	$36,943,311
DTE Energy Co	172,454	13,860,128
Xcel Energy Inc	329,103	11,653,537

		62,456,976

Total Common Stocks (Cost $842,227,433)		828,643,769

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $22,166,705; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $19,288,125; and U.S. Treasury Notes: 2.000% due 05/31/21 and value $3,322,863)	$22,166,705	22,166,705

Total Short-Term Investment (Cost $22,166,705)		22,166,705

TOTAL INVESTMENTS - 99.7% (Cost $864,394,138)		850,810,474

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,617,041

NET ASSETS - 100.0%		$853,427,515

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$828,643,769	$828,643,769	$-	$-
	Short-Term Investment	22,166,705	-	22,166,705	-

	Total	$850,810,474	$828,643,769	$22,166,705	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 21.1%

Bed Bath & Beyond Inc *	155,855	$8,886,852
BorgWarner Inc	204,895	8,521,583
Burberry Group PLC (United Kingdom)	320,624	6,654,175
DR Horton Inc	166,763	4,896,162
DSW Inc ‘A’	267,540	6,771,437
Dunkin’ Brands Group Inc	238,832	11,702,768
Kate Spade & Co *	254,303	4,859,730
Mattel Inc	375,520	7,908,451
Polaris Industries Inc	92,595	11,099,363
PulteGroup Inc	254,278	4,798,226
Ralph Lauren Corp	77,767	9,188,949
Tiffany & Co	99,360	7,672,579
Tractor Supply Co	51,142	4,312,293
TripAdvisor Inc *	87,138	5,491,437
Under Armour Inc ‘A’ *	53,767	5,203,570
Urban Outfitters Inc *	291,742	8,571,380
Williams-Sonoma Inc	52,548	4,012,040

		120,550,995

Consumer Staples - 6.6%

Blue Buffalo Pet Products Inc *	203,405	3,642,984
Brown-Forman Corp ‘B’	52,866	5,122,715
Mead Johnson Nutrition Co ‡	156,855	11,042,592
The Hain Celestial Group Inc *	198,719	10,253,901
Whole Foods Market Inc	238,879	7,560,520

		37,622,712

Energy - 4.1%

Cabot Oil & Gas Corp	241,626	5,281,944
Cimarex Energy Co	49,005	5,022,032
Continental Resources Inc *	231,313	6,701,138
Noble Energy Inc	155,407	4,690,183
Oasis Petroleum Inc *	208,285	1,807,914

		23,503,211

Financials - 11.8%

CME Group Inc ‘A’	152,627	14,154,628
First Republic Bank	202,966	12,740,176
Northern Trust Corp ‡	243,756	16,614,409
Oaktree Capital Group LLC	105,417	5,218,142
Signature Bank *	100,924	13,883,105
UMB Financial Corp	86,641	4,402,229

		67,012,689

Health Care - 18.3%

Acadia Healthcare Co Inc *	82,856	5,490,867
ACADIA Pharmaceuticals Inc *	130,750	4,323,903
Align Technology Inc *	149,242	8,470,976
Alkermes PLC *	185,796	10,900,651
BioMarin Pharmaceutical Inc *	81,457	8,579,051
Cerner Corp *	112,177	6,726,133
Diplomat Pharmacy Inc *	87,192	2,505,026
Henry Schein Inc *	67,578	8,968,952
Incyte Corp *	47,759	5,269,250
Intuitive Surgical Inc * ‡	34,300	15,763,594
Laboratory Corp of America Holdings *	75,783	8,220,182
Medivation Inc *	125,929	5,351,983
Zoetis Inc	329,771	13,579,970

		104,150,538

Industrials - 14.9%

Expeditors International of Washington Inc ‡	240,822	11,330,675
Fastenal Co ‡	326,666	11,959,242
Flowserve Corp	138,118	5,682,174
Fortune Brands Home & Security Inc	300,487	14,264,118
Generac Holdings Inc *	96,619	2,907,266

	Shares	Value
JB Hunt Transport Services Inc	79,217	$5,656,094
Stericycle Inc *	50,678	7,059,952
Towers Watson & Co ‘A’	99,833	11,718,398
Verisk Analytics Inc *	154,014	11,383,175
Woodward Inc	67,686	2,754,820

		84,715,914

Information Technology - 19.8%

Alliance Data Systems Corp *	40,383	10,458,389
ANSYS Inc *	100,521	8,859,921
CoStar Group Inc *	68,460	11,847,688
Electronic Arts Inc * ‡	228,650	15,491,037
F5 Networks Inc *	61,255	7,093,329
GrubHub Inc *	230,056	5,599,563
Microchip Technology Inc	323,573	13,942,761
Pandora Media Inc *	751,160	16,029,754
SanDisk Corp	137,312	7,460,161
ServiceNow Inc *	126,263	8,768,965
Teradata Corp *	251,910	7,295,314

		112,846,882

Materials - 2.7%

The Scotts Miracle-Gro Co ‘A’	105,788	6,434,026
The Valspar Corp	122,305	8,791,284

		15,225,310

Total Common Stocks (Cost $593,353,283)		565,628,251

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $3,380,831; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $3,452,625)	$3,380,831	3,380,831

Total Short-Term Investment (Cost $3,380,831)		3,380,831

TOTAL INVESTMENTS - 99.9% (Cost $596,734,114)		569,009,082

OTHER ASSETS & LIABILITIES, NET - 0.1%		653,989

NET ASSETS - 100.0%		$569,663,071

Notes to Schedule of Investments

(a)	As of September 30, 2015, investments with a total aggregate value of $4,365,190 were fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

(b)	Transactions in written options for the nine-month period ended September 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	1,706	$298,188
Call Options Written	2,341	231,121
Put Options Written	8,319	5,338,933
Call Options Exercised	(1,116)	(112,313)
Call Options Expired	(1,225)	(118,809)
Put Options Expired	(3,992)	(669,218)
Put Options Closed	(5,543)	(3,591,002)

Outstanding, September 30, 2015	490	$1,376,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Put - Pacira Pharmaceuticals Inc	$85.00	11/20/15	GSC	490	$1,376,900	($2,151,100)

Total Written Options					$1,376,900	($2,151,100)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$120,550,995	$113,896,820	$6,654,175	$-
	Consumer Staples	37,622,712	37,622,712	-	-
	Energy	23,503,211	23,503,211	-	-
	Financials	67,012,689	67,012,689	-	-
	Health Care	104,150,538	104,150,538	-	-
	Industrials	84,715,914	84,715,914	-	-
	Information Technology	112,846,882	112,846,882	-	-
	Materials	15,225,310	15,225,310	-	-

		565,628,251	558,974,076	6,654,175	-

	Short-Term Investment	3,380,831	-	3,380,831	-

	Total Assets	569,009,082	558,974,076	10,035,006	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(2,151,100)	-	(2,151,100)	-

	Total Liabilities	(2,151,100)	-	(2,151,100)	-

	Total	$566,857,982	$558,974,076	$7,883,906	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Consumer Discretionary - 8.6%

Brunswick Corp	171,769	$8,226,017
CBS Corp ‘B’	69,024	2,754,058
Expedia Inc	128,469	15,118,232
Foot Locker Inc	71,147	5,120,449
H&R Block Inc	246,064	8,907,517
Harley-Davidson Inc	80,844	4,438,336
Lear Corp	132,535	14,417,157
Macy’s Inc	60,362	3,097,778
Newell Rubbermaid Inc	380,825	15,122,561
Omnicom Group Inc	131,079	8,638,106
Tenneco Inc *	111,052	4,971,798

		90,812,009

Consumer Staples - 2.1%

Coca-Cola Enterprises Inc	113,765	5,500,538
Constellation Brands Inc ‘A’	98,177	12,292,742
Tyson Foods Inc ‘A’	117,530	5,065,543

		22,858,823

Energy - 5.0%

Diamondback Energy Inc *	135,942	8,781,853
Energen Corp	209,476	10,444,473
EQT Corp	87,672	5,678,515
Kosmos Energy Ltd *	310,271	1,731,312
Marathon Petroleum Corp	189,338	8,772,030
Parsley Energy Inc ‘A’ *	300,579	4,529,725
QEP Resources Inc	246,645	3,090,462
Rice Energy Inc *	161,586	2,611,230
RSP Permian Inc *	132,411	2,681,323
Western Refining Inc	109,714	4,840,582

		53,161,505

Financials - 32.8%

Alleghany Corp *	21,514	10,070,919
Ally Financial Inc *	344,102	7,012,799
American Assets Trust Inc REIT	100,228	4,095,316
American Homes 4 Rent ‘A’ REIT	319,724	5,141,162
Aon PLC	153,141	13,569,824
BB&T Corp	378,132	13,461,499
Boston Properties Inc REIT	140,168	16,595,891
Discover Financial Services	228,868	11,898,847
Douglas Emmett Inc REIT	180,180	5,174,770
East West Bancorp Inc	273,778	10,518,551
Equity Residential REIT	199,829	15,011,154
Essex Property Trust Inc REIT	43,969	9,823,554
Fifth Third Bancorp	762,103	14,411,368
Huntington Bancshares Inc	1,106,851	11,732,621
Kilroy Realty Corp REIT	86,307	5,623,764
Kimco Realty Corp REIT	419,223	10,241,618
LaSalle Hotel Properties REIT	102,339	2,905,404
Loews Corp	155,287	5,612,072
Marsh & McLennan Cos Inc	214,028	11,176,542
McGraw Hill Financial Inc	72,542	6,274,883
Moody’s Corp	54,178	5,320,280
Navient Corp	377,710	4,245,460
Raymond James Financial Inc	306,523	15,212,736
Regency Centers Corp REIT	196,866	12,235,222
Reinsurance Group of America Inc	87,093	7,889,755
SEI Investments Co	181,748	8,765,706
SL Green Realty Corp REIT	110,264	11,926,154
SLM Corp *	455,104	3,367,770
State Street Corp	106,193	7,137,232
SunTrust Banks Inc	278,177	10,637,488
Symetra Financial Corp	217,155	6,870,784
TD Ameritrade Holding Corp	580,056	18,468,983
The Allstate Corp	73,267	4,267,070

	Shares	Value
The Charles Schwab Corp	182,477	$5,211,543
The Macerich Co REIT	28,540	2,192,443
Torchmark Corp	144,334	8,140,438
Unum Group	326,216	10,465,009
WR Berkley Corp	114,315	6,215,307
XL Group PLC (Ireland)	220,434	8,006,163

		346,928,101

Health Care - 6.3%

Becton Dickinson & Co	46,582	6,179,568
Boston Scientific Corp *	503,720	8,266,045
Bruker Corp *	195,104	3,205,559
Cardinal Health Inc	156,387	12,013,649
DaVita HealthCare Partners Inc *	53,219	3,849,330
ICON PLC *	147,237	10,449,410
Laboratory Corp of America Holdings *	64,431	6,988,830
St Jude Medical Inc	110,996	7,002,738
Zimmer Biomet Holdings Inc	88,977	8,357,610

		66,312,739

Industrials - 14.5%

Carlisle Cos Inc	69,822	6,101,046
Curtiss-Wright Corp	78,146	4,877,873
Delta Air Lines Inc	94,018	4,218,588
Equifax Inc	146,734	14,259,610
Fluor Corp	90,618	3,837,672
Hubbell Inc ‘B’	40,905	3,474,880
Huntington Ingalls Industries Inc	108,770	11,654,706
Ingersoll-Rand PLC	141,268	7,172,176
ManpowerGroup Inc	136,143	11,148,750
Masco Corp	464,539	11,697,092
Parker-Hannifin Corp	65,270	6,350,771
Raytheon Co	49,949	5,457,428
Robert Half International Inc	383,674	19,628,762
Stanley Black & Decker Inc	101,070	9,801,769
Textron Inc	179,450	6,754,498
The Timken Co	107,921	2,966,748
Towers Watson & Co ‘A’	112,950	13,258,071
WABCO Holdings Inc *	45,888	4,810,439
WESCO International Inc *	125,383	5,826,548

		153,297,427

Information Technology - 17.1%

Activision Blizzard Inc	703,355	21,726,636
Alliance Data Systems Corp *	31,775	8,229,090
Amdocs Ltd	330,651	18,807,429
Arrow Electronics Inc *	151,636	8,382,438
Avago Technologies Ltd (Singapore)	84,465	10,558,970
Avnet Inc	191,361	8,167,287
Brocade Communications Systems Inc	233,458	2,423,294
Fidelity National Information Services Inc	178,049	11,943,527
Flextronics International Ltd *	386,333	4,071,950
Global Payments Inc	51,636	5,924,198
Harris Corp	142,347	10,412,683
IAC/InterActiveCorp	44,254	2,888,459
Jabil Circuit Inc	405,142	9,063,027
Microsemi Corp *	205,435	6,742,377
NetEase Inc ADR (China)	52,326	6,285,399
NXP Semiconductors NV * (Netherlands)	69,032	6,010,616
ON Semiconductor Corp *	316,528	2,975,363
Seagate Technology PLC	89,014	3,987,827
TE Connectivity Ltd (Switzerland)	92,214	5,522,696
Total System Services Inc	169,830	7,715,377
Western Digital Corp	245,855	19,530,721

		181,369,364

Materials - 5.5%

Avery Dennison Corp	105,905	5,991,046
Crown Holdings Inc *	280,119	12,815,444
Graphic Packaging Holding Co	1,333,134	17,050,784

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
International Paper Co	119,632	$4,520,893
Packaging Corp of America	75,068	4,516,091
PolyOne Corp	111,510	3,271,703
The Valspar Corp	136,780	9,831,747

		57,997,708

Utilities - 6.4%

AES Corp	428,241	4,192,480
Alliant Energy Corp	152,317	8,909,021
Ameren Corp	137,005	5,791,201
American Electric Power Co Inc	243,387	13,838,985
Edison International	214,756	13,544,661
FirstEnergy Corp	104,039	3,257,461
Great Plains Energy Inc	274,655	7,421,178
PG&E Corp	98,859	5,219,755
Westar Energy Inc	160,223	6,158,972

		68,333,714

Total Common Stocks (Cost $1,120,045,345)		1,041,071,390

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $12,544,642; collateralized by U.S. Treasury Notes: 2.000% - 2.250% due 11/30/20 - 03/31/21 and value $12,797,881)	$12,544,642	12,544,642

Total Short-Term Investment (Cost $12,544,642)		12,544,642

TOTAL INVESTMENTS - 99.5% (Cost $1,132,589,987)		1,053,616,032

OTHER ASSETS & LIABILITIES, NET - 0.5%		4,995,281

NET ASSETS - 100.0%		$1,058,611,313

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,041,071,390	$1,041,071,390	$-	$-
	Short-Term Investment	12,544,642	-	12,544,642	-

	Total	$1,053,616,032	$1,041,071,390	$12,544,642	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	23,721	$59,777

Total Rights (Cost $0)		59,777

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	7,573	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 93.6%

Consumer Discretionary - 13.8%

Abercrombie & Fitch Co ‘A’	24,165	512,056
AMC Entertainment Holdings Inc ‘A’	6,887	173,484
America’s Car-Mart Inc *	2,446	80,938
American Eagle Outfitters Inc	7,869	122,992
American Public Education Inc *	5,963	139,832
Apollo Education Group Inc *	32,812	362,901
Arctic Cat Inc	2,752	61,039
Ascena Retail Group Inc *	47,711	663,660
Ascent Capital Group Inc ‘A’ *	4,594	125,784
Barnes & Noble Education Inc *	11,142	141,615
Barnes & Noble Inc	17,630	213,499
Bassett Furniture Industries Inc	1,900	52,915
Beazer Homes USA Inc *	10,853	144,670
bebe stores Inc	10,169	9,559
Belmond Ltd ‘A’ * (United Kingdom)	33,630	339,999
Big 5 Sporting Goods Corp	6,317	65,570
Biglari Holdings Inc *	575	210,300
Black Diamond Inc *	7,403	46,491
Bob Evans Farms Inc	7,050	305,617
Bravo Brio Restaurant Group Inc *	664	7,483
Bridgepoint Education Inc *	5,940	45,263
BRP Inc * (Canada)	178,667	3,389,920
Brunswick Corp	49,300	2,360,977
Build-A-Bear Workshop Inc *	4,704	88,859
Burlington Stores Inc *	2,718	138,727
Caesars Acquisition Co ‘A’ *	16,081	114,175
Caesars Entertainment Corp *	19,650	115,739
Caleres Inc	110,068	3,360,376
Callaway Golf Co	27,193	227,062
Cambium Learning Group Inc *	4,437	21,164
Career Education Corp *	23,302	87,616
Carmike Cinemas Inc *	8,089	162,508
Carriage Services Inc	4,593	99,163
Carrols Restaurant Group Inc *	1,636	19,468
Cavco Industries Inc *	678	46,165
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	5,814	12,558
Century Communities Inc *	4,996	99,171
Chegg Inc *	16,213	116,896
Cherokee Inc *	278	4,315
Christopher & Banks Corp *	13,126	14,570
Citi Trends Inc	5,092	119,051
Columbia Sportswear Co	3,002	176,488
Conn’s Inc *	9,513	228,693
Cooper Tire & Rubber Co	17,446	689,291

	Shares	Value
Cooper-Standard Holding Inc *	4,406	$255,548
Core-Mark Holding Co Inc	3,863	252,833
Cracker Barrel Old Country Store Inc	425	62,594
Crocs Inc *	240,476	3,108,152
Crown Media Holdings Inc ‘A’ *	2,154	11,524
CSS Industries Inc	3,354	88,344
Cumulus Media Inc ‘A’ *	50,577	35,596
Daily Journal Corp *	387	72,059
Dana Holding Corp	25,762	409,101
Deckers Outdoor Corp *	4,740	275,204
Del Frisco’s Restaurant Group Inc *	7,794	108,259
Denny’s Corp *	8,929	98,487
Destination XL Group Inc *	9,586	55,695
DeVry Education Group Inc	22,016	599,055
DineEquity Inc	410	37,581
DreamWorks Animation SKG Inc ‘A’ *	26,210	457,364
Drew Industries Inc	76,800	4,194,048
Eldorado Resorts Inc *	5,009	45,181
Empire Resorts Inc *	442	1,861
Entercom Communications Corp ‘A’ *	8,796	89,367
Entravision Communications Corp ‘A’	1,001	6,647
Eros International PLC *	9,813	266,815
Escalade Inc	2,543	40,179
Ethan Allen Interiors Inc	8,875	234,389
EVINE Live Inc *	17,677	46,314
Express Inc *	3,022	54,003
Federal-Mogul Holdings Corp *	10,487	71,626
Fenix Parts Inc *	1,717	11,470
Flexsteel Industries Inc	2,070	64,688
Fred’s Inc ‘A’	12,857	152,355
FTD Cos Inc *	6,373	189,915
Genesco Inc *	49,704	2,836,607
Gentex Corp	225,600	3,496,800
Green Brick Partners Inc *	6,915	74,889
Group 1 Automotive Inc	24,365	2,074,680
Guess? Inc	21,549	460,287
Harte-Hanks Inc	17,328	61,168
Haverty Furniture Cos Inc	7,082	166,285
Helen of Troy Ltd *	11,244	1,004,089
Hemisphere Media Group Inc *	3,219	43,778
Hooker Furniture Corp	3,540	83,332
Horizon Global Corp *	6,029	53,176
Houghton Mifflin Harcourt Co *	44,017	893,985
Hovnanian Enterprises Inc ‘A’ *	42,830	75,809
Iconix Brand Group Inc *	16,646	225,054
International Speedway Corp ‘A’	9,687	307,272
Intrawest Resorts Holdings Inc *	6,364	55,112
iRobot Corp *	8,454	246,350
Isle of Capri Casinos Inc *	412	7,185
J Alexanders Holdings Inc *	4,820	48,051
JAKKS Pacific Inc *	5,858	49,910
Johnson Outdoors Inc ‘A’	1,757	37,073
Journal Media Group Inc	8,159	61,193
K12 Inc *	11,759	146,282
KB Home	28,518	386,419
Kona Grill Inc *	1,443	22,727
La-Z-Boy Inc	226,065	6,004,286
Lands’ End Inc *	4,719	127,460
LGI Homes Inc *	3,777	102,697
Libbey Inc	470	15,327
Liberty TripAdvisor Holdings Inc ‘A’ *	18,416	408,283
Lifetime Brands Inc	3,781	52,858
Lumber Liquidators Holdings Inc *	9,451	124,186
M/I Homes Inc *	133,793	3,154,839
MarineMax Inc *	4,256	60,137
Marriott Vacations Worldwide Corp	3,878	264,247
Martha Stewart Living Omnimedia Inc ‘A’ *	2,603	15,514
MDC Holdings Inc	8,949	234,285
MDC Partners Inc ‘A’	11,003	202,785
Media General Inc *	33,326	466,231

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Meredith Corp	12,710	$541,192
Meritage Homes Corp *	12,915	471,656
Metaldyne Performance Group Inc	1,508	31,683
Modine Manufacturing Co *	16,657	131,091
Monarch Casino & Resort Inc *	3,449	61,979
Morgans Hotel Group Co *	5,935	19,704
Motorcar Parts of America Inc *	462	14,479
Movado Group Inc	5,585	144,261
NACCO Industries Inc ‘A’	1,426	67,806
National CineMedia Inc	16,476	221,108
New Media Investment Group Inc	15,580	240,867
Noodles & Co *	1,341	18,989
Ollie’s Bargain Outlet Holdings Inc *	530	8,570
Penn National Gaming Inc *	25,767	432,370
Performance Sports Group Ltd *	14,687	197,100
Perry Ellis International Inc *	4,227	92,825
Planet Fitness Inc ‘A’ *	2,152	36,885
Reading International Inc ‘A’ *	4,672	59,194
Regis Corp *	14,230	186,413
Remy International Inc	9,879	288,961
Rent-A-Center Inc	18,430	446,927
Rentrak Corp *	376	20,330
Ruby Tuesday Inc *	21,669	134,564
Ruth’s Hospitality Group Inc	3,457	56,142
Saga Communications Inc ‘A’	1,279	42,987
Scholastic Corp	9,277	361,432
Sequential Brands Group Inc *	1,786	25,843
SFX Entertainment Inc *	9,052	4,616
Shake Shack Inc ‘A’ *	277	13,130
Shoe Carnival Inc	5,172	123,094
Shutterfly Inc *	4,758	170,099
Sizmek Inc *	7,716	46,219
Skullcandy Inc *	5,274	29,165
Sonic Automotive Inc ‘A’	11,500	234,830
Sonic Corp	5,052	115,943
Speedway Motorsports Inc	4,029	72,723
Sportsman’s Warehouse Holdings Inc *	3,731	45,966
Stage Stores Inc	11,133	109,549
Standard Motor Products Inc	6,921	241,404
Standard Pacific Corp *	51,233	409,864
Stein Mart Inc	10,184	98,581
Strattec Security Corp	1,040	65,582
Strayer Education Inc *	2,312	127,091
Superior Industries International Inc	8,048	150,337
Systemax Inc *	3,808	28,522
Taylor Morrison Home Corp ‘A’ *	11,382	212,388
The Cato Corp ‘A’	92,121	3,134,878
The Children’s Place Inc	5,300	305,651
The EW Scripps Co ‘A’	7,419	131,094
The Finish Line Inc ‘A’	11,564	223,185
The Marcus Corp	6,410	123,969
The Men’s Wearhouse Inc	91,000	3,869,320
The New Home Co Inc *	2,664	34,499
The New York Times Co ‘A’	37,937	448,036
The Pep Boys-Manny Moe & Jack *	418,739	5,104,428
The Ryland Group Inc	10,635	434,227
Thor Industries Inc	79,089	4,096,810
Tilly’s Inc ‘A’ *	4,088	30,088
Time Inc	38,043	724,719
Tower International Inc *	3,315	78,764
Townsquare Media Inc ‘A’ *	2,375	23,204
Travelport Worldwide Ltd	10,689	141,309
TRI Pointe Group Inc *	53,124	695,393
Tribune Publishing Co	3,765	29,518
Tuesday Morning Corp *	2,816	15,235
Unifi Inc *	4,872	145,234
Universal Electronics Inc *	924	38,836
Universal Technical Institute Inc	7,621	26,750
Vera Bradley Inc *	7,545	95,142
Vitamin Shoppe Inc *	9,754	318,371

	Shares	Value
VOXX International Corp *	6,337	$47,021
WCI Communities Inc *	5,478	123,967
Weight Watchers International Inc *	771	4,919
West Marine Inc *	6,327	55,551
Weyco Group Inc	2,119	57,298
William Lyon Homes ‘A’ *	5,840	120,304
Wingstop Inc *	340	8,153
Winnebago Industries Inc	85,760	1,642,304
ZAGG Inc *	578	3,925
Zumiez Inc *	1,513	23,648

		80,075,732

Consumer Staples - 3.4%

Alico Inc	1,237	50,210
Amplify Snack Brands Inc *	1,996	21,377
Arcadia Biosciences Inc *	1,721	5,249
B&G Foods Inc	1,110	40,460
Boulder Brands Inc *	1,448	11,859
Central Garden & Pet Co ‘A’ *	12,992	209,301
Coca-Cola Bottling Co Consolidated	137	26,493
Craft Brew Alliance Inc *	2,364	18,841
Darling Ingredients Inc *	57,124	642,074
Dean Foods Co	17,728	292,867
Diamond Foods Inc *	472	14,566
Elizabeth Arden Inc *	9,020	105,444
Fairway Group Holdings Corp *	4,764	5,002
Fresh Del Monte Produce Inc	11,563	456,854
GrainCorp Ltd ‘A’ (Australia)	540,000	3,438,570
HRG Group Inc *	15,132	177,498
Ingles Markets Inc ‘A’	3,365	160,948
Inter Parfums Inc	3,471	86,116
John B Sanfilippo & Son Inc	2,155	110,465
Lancaster Colony Corp	2,235	217,868
Landec Corp *	7,372	86,031
Maple Leaf Foods Inc (Canada)	412,100	6,802,970
National Beverage Corp *	184	5,654
Nature’s Sunshine Products Inc	3,593	43,044
Nutraceutical International Corp *	2,762	65,211
Oil-Dri Corp of America	1,708	39,113
Omega Protein Corp *	7,552	128,157
Orchids Paper Products Co	2,359	61,570
Post Holdings Inc *	21,290	1,258,239
Revlon Inc ‘A’ *	2,900	85,405
Sanderson Farms Inc	7,795	534,503
Seaboard Corp *	83	255,557
Seneca Foods Corp ‘A’ *	2,293	60,421
Smart & Final Stores Inc *	8,400	131,964
Snyder’s-Lance Inc	16,922	570,779
SpartanNash Co	13,032	336,877
SUPERVALU Inc *	90,563	650,242
Synutra International Inc *	906	4,304
The Andersons Inc	9,881	336,547
Tootsie Roll Industries Inc	4,115	128,758
TreeHouse Foods Inc *	14,851	1,155,259
United Natural Foods Inc *	1,400	67,914
Universal Corp	7,870	390,116
Village Super Market Inc ‘A’	2,468	58,269
Weis Markets Inc	3,824	159,652

		19,508,618

Energy - 3.8%

Abraxas Petroleum Corp *	33,357	42,697
Adams Resources & Energy Inc	770	31,570
Alon USA Energy Inc	10,832	195,734
Approach Resources Inc *	12,851	24,031
Ardmore Shipping Corp (Ireland)	6,201	74,908
Atwood Oceanics Inc	22,525	333,595
Basic Energy Services Inc *	14,578	48,107
Bill Barrett Corp *	17,339	57,219
Bonanza Creek Energy Inc *	17,300	70,411

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Bristow Group Inc	78,438	$2,051,938
C&J Energy Services Ltd *	19,544	68,795
Callon Petroleum Co *	22,919	167,079
CARBO Ceramics Inc	6,806	129,246
Carrizo Oil & Gas Inc *	16,926	516,920
Clayton Williams Energy Inc *	2,021	78,435
Clean Energy Fuels Corp *	24,632	110,844
Cloud Peak Energy Inc *	19,585	51,509
Contango Oil & Gas Co *	5,898	44,825
Delek US Holdings Inc	8,930	247,361
DHT Holdings Inc	32,297	239,644
Dorian LPG Ltd *	8,692	89,615
Earthstone Energy Inc *	428	6,506
Eclipse Resources Corp *	16,236	31,660
Energen Corp	41,300	2,059,218
Energy Fuels Inc * (Canada)	6,627	19,285
Energy XXI Ltd	31,904	33,499
Era Group Inc *	7,145	106,961
Erin Energy Corp *	4,195	16,444
EXCO Resources Inc	55,991	41,993
Exterran Holdings Inc	23,842	429,156
Fairmount Santrol Holdings Inc *	2,258	6,097
Forum Energy Technologies Inc *	20,596	251,477
Frontline Ltd * (Norway)	37,345	100,458
GasLog Ltd (Monaco)	14,419	138,711
Gastar Exploration Inc *	28,905	33,241
Gener8 Maritime Inc *	4,744	51,947
Geospace Technologies Corp *	4,496	62,090
Green Plains Inc	13,219	257,242
Gulfmark Offshore Inc ‘A’	8,823	53,909
Halcon Resources Corp *	127,011	67,316
Hallador Energy Co	2,969	20,635
Helix Energy Solutions Group Inc *	141,802	679,232
Hornbeck Offshore Services Inc *	11,160	150,995
Hunting PLC (United Kingdom)	259,762	1,577,622
Independence Contract Drilling Inc *	5,800	28,884
ION Geophysical Corp *	37,982	14,813
Jones Energy Inc ‘A’ *	10,270	49,193
Key Energy Services Inc *	44,924	21,114
Matador Resources Co *	10,280	213,207
Matrix Service Co *	9,310	209,196
McDermott International Inc *	83,000	356,900
Natural Gas Services Group Inc *	4,385	84,630
Navios Maritime Acquisition Corp	28,509	100,352
Newpark Resources Inc *	29,276	149,893
Nordic American Offshore Ltd * (Norway)	6,704	40,224
Nordic American Tankers Ltd	30,908	469,802
North Atlantic Drilling Ltd * (Norway)	25,292	19,475
Northern Oil & Gas Inc *	21,361	94,416
Oasis Petroleum Inc *	48,426	420,338
Oil States International Inc *	70,644	1,845,928
Pacific Ethanol Inc *	10,414	67,587
Panhandle Oil & Gas Inc ‘A’	3,095	50,015
Par Petroleum Corp *	510	10,623
Parker Drilling Co *	42,375	111,446
Parsley Energy Inc ‘A’ *	20,075	302,530
PDC Energy Inc *	13,912	737,475
Peabody Energy Corp	96,280	132,866
Penn Virginia Corp *	25,210	13,361
PHI Inc *	4,057	76,596
Pioneer Energy Services Corp *	22,004	46,208
Renewable Energy Group Inc *	15,302	126,701
REX American Resources Corp *	1,918	97,089
Rex Energy Corp *	17,073	35,341
Ring Energy Inc *	7,673	75,732
RSP Permian Inc *	19,916	403,299
Sanchez Energy Corp *	18,244	112,201
SandRidge Energy Inc *	148,234	40,023
Scorpio Tankers Inc (Monaco)	62,123	569,668
SEACOR Holdings Inc *	6,207	371,241

	Shares	Value
Seventy Seven Energy Inc *	18,838	$25,996
Ship Finance International Ltd (Norway)	20,518	333,417
Stone Energy Corp *	19,859	98,501
Synergy Resources Corp *	32,226	315,815
Teekay Tankers Ltd ‘A’ (Bermuda)	31,663	218,475
Tesco Corp	13,425	95,854
TETRA Technologies Inc *	27,558	162,868
Tidewater Inc	16,329	214,563
TransAtlantic Petroleum Ltd *	9,084	23,073
Triangle Petroleum Corp *	15,741	22,352
Ultra Petroleum Corp *	27,454	175,431
Unit Corp *	183,676	2,068,192
W&T Offshore Inc	11,682	35,046
Westmoreland Coal Co *	6,125	86,301

		22,244,428

Financials - 29.7%

1st Source Corp	5,662	174,390
Acadia Realty Trust REIT	23,802	715,726
Access National Corp	2,473	50,375
AG Mortgage Investment Trust Inc REIT	10,107	153,829
Agree Realty Corp REIT	6,112	182,443
Alexander & Baldwin Inc	17,005	583,782
Alexander’s Inc REIT	42	15,708
Altisource Asset Management Corp *	61	1,461
Altisource Residential Corp REIT	20,020	278,678
Ambac Financial Group Inc *	13,404	193,956
American Assets Trust Inc REIT	1,404	57,367
American Capital Mortgage Investment Corp REIT	17,977	264,981
American Equity Investment Life Holding Co	27,592	643,170
American National Bankshares Inc	3,039	71,265
American Residential Properties Inc REIT	11,165	192,820
Ameris Bancorp	11,208	322,230
AMERISAFE Inc	6,581	327,273
Ames National Corp	3,165	72,573
Anchor BanCorp Wisconsin Inc *	2,722	115,930
Anworth Mortgage Asset Corp REIT	36,666	181,130
Apollo Commercial Real Estate Finance Inc REIT	20,458	321,395
Apollo Residential Mortgage Inc REIT	11,273	142,716
Ares Commercial Real Estate Corp REIT	9,515	114,085
Argo Group International Holdings Ltd	9,514	538,397
Arlington Asset Investment Corp ‘A’	6,670	93,714
Armada Hoffler Properties Inc REIT	8,982	87,754
ARMOUR Residential REIT Inc	15,357	307,754
Arrow Financial Corp	3,893	103,952
Arthur J Gallagher & Co	50,900	2,101,152
Ashford Hospitality Prime Inc REIT	9,697	136,049
Ashford Hospitality Trust Inc REIT	29,296	178,706
Aspen Insurance Holdings Ltd (Bermuda)	134,380	6,244,639
Astoria Financial Corp	31,115	500,951
Atlas Financial Holdings Inc *	1,974	36,519
AV Homes Inc *	4,314	58,325
Baldwin & Lyons Inc ‘B’	3,260	70,742
Banc of California Inc	12,630	154,970
BancFirst Corp	2,489	157,056
Banco Latinoamericano de Comercio Exterior SA (Panama)	10,505	243,191
BancorpSouth Inc	33,440	794,869
Bank Mutual Corp	16,112	123,740
Bank of Marin Bancorp	2,079	99,771
BankFinancial Corp	6,408	79,651
Banner Corp	7,270	347,288
Bar Harbor Bankshares	1,977	63,244
BBCN Bancorp Inc	27,638	415,123
BBX Capital Corp ‘A’ *	987	15,891
Bear State Financial Inc *	4,487	39,934
Beneficial Bancorp Inc *	28,879	382,936
Berkshire Hills Bancorp Inc	10,280	283,111

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Blue Hills Bancorp Inc	9,720	$134,622
Bluerock Residential Growth REIT Inc	6,604	79,116
BNC Bancorp	8,527	189,555
Boston Private Financial Holdings Inc	28,860	337,662
Bridge Bancorp Inc	4,577	122,252
Brookline Bancorp Inc	24,537	248,805
Bryn Mawr Bank Corp	6,154	191,205
BSB Bancorp Inc *	2,752	58,177
C1 Financial Inc *	2,060	39,243
Calamos Asset Management Inc ‘A’	6,150	58,302
Camden National Corp	2,582	104,313
Campus Crest Communities Inc REIT	22,438	119,370
Capital Bank Financial Corp ‘A’ *	7,803	235,885
Capital City Bank Group Inc	3,654	54,518
Capitol Federal Financial Inc	48,677	589,965
Capstead Mortgage Corp REIT	33,695	333,244
Cardinal Financial Corp	10,444	240,316
Cascade Bancorp *	11,102	60,062
Cash America International Inc	9,550	267,113
CatchMark Timber Trust Inc ‘A’ REIT	13,602	139,829
Cathay General Bancorp	27,645	828,244
Cedar Realty Trust Inc REIT	29,579	183,686
CenterState Banks Inc	15,756	231,613
Central Pacific Financial Corp	8,128	170,444
Century Bancorp Inc ‘A’	1,169	47,648
Chambers Street Properties REIT	82,392	534,724
Charter Financial Corp	5,774	73,214
Chatham Lodging Trust REIT	13,299	285,663
Chemical Financial Corp	112,608	3,642,869
Chesapeake Lodging Trust REIT	20,731	540,250
CIFC Corp	2,116	15,129
Citizens & Northern Corp	4,200	81,984
Citizens Inc *	16,827	124,856
City Holding Co	5,257	259,170
Clifton Bancorp Inc	9,361	129,931
CNB Financial Corp	5,055	91,849
CNO Financial Group Inc	68,177	1,282,409
CoBiz Financial Inc	12,661	164,720
Colony Capital Inc ‘A’ REIT	38,791	758,752
Columbia Banking System Inc	19,981	623,607
Community Bank System Inc	14,183	527,182
Community Trust Bancorp Inc	5,425	192,642
CommunityOne Bancorp *	4,452	48,393
ConnectOne Bancorp Inc	10,319	199,157
Consolidated-Tomoka Land Co	1,098	54,680
CorEnergy Infrastructure Trust Inc REIT	18,555	82,013
Cousins Properties Inc REIT	74,855	690,163
Cowen Group Inc ‘A’ *	36,892	168,228
Crawford & Co ‘B’	7,150	40,112
CU Bancorp *	5,855	131,503
CubeSmart REIT	11,866	322,874
Customers Bancorp Inc *	9,367	240,732
CVB Financial Corp	36,106	602,970
CyrusOne Inc REIT	1,799	58,755
CYS Investments Inc REIT	52,923	384,221
DCT Industrial Trust Inc REIT	30,874	1,039,219
DiamondRock Hospitality Co REIT	69,607	769,157
Dime Community Bancshares Inc	10,893	184,092
Donegal Group Inc ‘A’	3,048	42,855
DuPont Fabros Technology Inc REIT	14,257	368,971
Dynex Capital Inc REIT	19,314	126,700
Eagle Bancorp Inc *	2,511	114,251
EastGroup Properties Inc REIT	8,997	487,457
Education Realty Trust Inc REIT	16,840	554,878
EMC Insurance Group Inc	2,692	62,481
Employers Holdings Inc	4,393	97,920
Encore Capital Group Inc *	7,584	280,608
Endurance Specialty Holdings Ltd	24,591	1,500,789
Enova International Inc *	1,203	12,295
Enstar Group Ltd * (Bermuda)	3,087	463,050

	Shares	Value
Enterprise Bancorp Inc	2,711	$56,850
Enterprise Financial Services Corp	6,986	175,838
EPR Properties REIT	19,815	1,021,860
Equity One Inc REIT	22,539	548,599
EverBank Financial Corp	358,477	6,918,606
Ezcorp Inc ‘A’ *	17,999	111,054
Farmers Capital Bank Corp *	2,576	64,014
FBL Financial Group Inc ‘A’	3,303	203,201
FCB Financial Holdings Inc ‘A’ *	9,720	317,066
Federal Agricultural Mortgage Corp ‘C’	3,637	94,307
Federated National Holding Co	5,025	120,701
FelCor Lodging Trust Inc REIT	49,763	351,824
Fidelity & Guaranty Life	3,918	96,148
Fidelity Southern Corp	5,838	123,415
Financial Institutions Inc	4,929	122,141
First American Financial Corp	37,224	1,454,342
First Bancorp Inc	3,592	68,607
First Bancorp NC	6,942	118,014
First BanCorp PR *	40,598	144,529
First Busey Corp	8,266	164,245
First Business Financial Services Inc	3,068	72,159
First Cash Financial Services Inc *	761	30,486
First Citizens BancShares Inc ‘A’	2,674	604,324
First Commonwealth Financial Corp	31,155	283,199
First Community Bancshares Inc	5,870	105,073
First Connecticut Bancorp Inc	5,610	90,433
First Defiance Financial Corp	3,227	117,979
First Financial Bancorp	21,404	408,388
First Financial Bankshares Inc	9,323	296,285
First Financial Corp	3,821	123,609
First Industrial Realty Trust Inc REIT	38,144	799,117
First Interstate BancSystem Inc ‘A’	6,820	189,869
First Merchants Corp	13,087	343,141
First Midwest Bancorp Inc	27,067	474,755
First NBC Bank Holding Co *	5,348	187,394
First Potomac Realty Trust REIT	20,256	222,816
FirstMerit Corp	56,706	1,001,995
Flagstar Bancorp Inc *	7,191	147,847
Flushing Financial Corp	10,335	206,907
FNB Corp	60,460	782,957
FNFV Group *	27,904	327,035
Forestar Group Inc *	11,691	153,737
Fox Chase Bancorp Inc	3,970	68,919
Franklin Financial Network Inc *	1,921	42,934
Franklin Street Properties Corp REIT	30,881	331,971
FRP Holdings Inc *	2,427	73,150
Fulton Financial Corp	60,093	727,125
GAIN Capital Holdings Inc	9,682	70,485
German American Bancorp Inc	4,627	135,432
Getty Realty Corp REIT	8,857	139,941
Glacier Bancorp Inc	26,227	692,131
Gladstone Commercial Corp REIT	6,920	97,641
Global Indemnity PLC *	2,867	75,029
Government Properties Income Trust REIT	23,805	380,880
Gramercy Property Trust Inc REIT	19,877	412,845
Great Ajax Corp REIT	1,727	21,363
Great Southern Bancorp Inc	3,651	158,088
Great Western Bancorp Inc	14,393	365,150
Green Bancorp Inc *	3,560	40,798
Green Dot Corp ‘A’ *	15,955	280,808
Greenlight Capital Re Ltd ‘A’ *	10,152	226,187
Guaranty Bancorp	5,125	84,409
Hallmark Financial Services Inc *	5,131	58,955
Hampton Roads Bankshares Inc *	11,503	21,856
Hancock Holding Co	26,905	727,780
Hanmi Financial Corp	11,037	278,132
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	11,272	194,104
Hatteras Financial Corp REIT	33,781	511,782
HCC Insurance Holdings Inc	35,000	2,711,450

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
HCI Group Inc	2,684	$104,059
Healthcare Realty Trust Inc REIT	34,779	864,258
Heartland Financial USA Inc	6,193	224,744
Heritage Commerce Corp	7,224	81,920
Heritage Financial Corp	10,512	197,836
Heritage Insurance Holdings Inc *	3,219	63,511
Heritage Oaks Bancorp	8,253	65,694
Hersha Hospitality Trust REIT	17,034	385,990
Highwoods Properties Inc REIT	32,092	1,243,565
Hilltop Holdings Inc *	17,051	337,780
Hingham Institution for Savings	449	52,097
Home BancShares Inc	3,601	145,840
HomeStreet Inc *	5,313	122,730
HomeTrust Bancshares Inc *	6,206	115,121
Horace Mann Educators Corp	14,235	472,887
Horizon Bancorp	3,359	79,776
Houlihan Lokey Inc *	2,693	58,707
Hudson Pacific Properties Inc REIT	25,870	744,797
IBERIABANK Corp	13,238	770,584
Impac Mortgage Holdings Inc *	262	4,284
Independence Holding Co	2,602	33,722
Independence Realty Trust Inc REIT	10,928	78,793
Independent Bank Corp MA	9,034	416,467
Independent Bank Corp MI	6,978	102,995
Independent Bank Group Inc	3,356	128,971
Infinity Property & Casualty Corp	3,960	318,938
InfraREIT Inc *	7,599	179,944
Inland Real Estate Corp REIT	20,669	167,419
International Bancshares Corp	18,679	467,535
INTL. FCStone Inc *	3,881	95,822
Invesco Mortgage Capital Inc REIT	43,097	527,507
Investment Technology Group Inc	10,381	138,483
Investors Bancorp Inc	119,450	1,474,013
Investors Real Estate Trust REIT	42,530	329,182
iStar Inc REIT *	29,594	372,293
James River Group Holdings Ltd	3,764	101,214
Janus Capital Group Inc	46,549	633,066
Kansas City Life Insurance Co	1,196	56,200
KCG Holdings Inc ‘A’ *	10,310	113,101
Kearny Financial Corp	32,635	374,323
Kemper Corp	14,978	529,772
Kennedy-Wilson Holdings Inc	29,228	647,985
Kite Realty Group Trust REIT	29,050	691,680
Ladder Capital Corp REIT	13,798	197,587
Ladenburg Thalmann Financial Services Inc *	33,242	70,141
Lakeland Bancorp Inc	13,225	146,930
Lakeland Financial Corp	7,749	349,867
LaSalle Hotel Properties REIT	38,489	1,092,703
LegacyTexas Financial Group Inc	16,527	503,743
Lexington Realty Trust REIT	71,575	579,757
Live Oak Bancshares Inc	1,371	26,926
LTC Properties Inc REIT	155,510	6,635,612
Mack-Cali Realty Corp REIT	30,724	580,069
Maiden Holdings Ltd	15,427	214,127
MainSource Financial Group Inc	7,526	153,229
Marlin Business Services Corp	3,016	46,416
MB Financial Inc	25,991	848,346
MBIA Inc *	46,287	281,425
Medical Properties Trust Inc REIT	80,948	895,285
Mercantile Bank Corp	5,895	122,498
Merchants Bancshares Inc	1,731	50,891
Meridian Bancorp Inc	16,326	223,176
Meta Financial Group Inc	2,473	103,297
Metro Bancorp Inc	4,141	121,704
MGIC Investment Corp *	65,232	604,048
MidWestOne Financial Group Inc	2,693	78,797
Moelis & Co ‘A’	755	19,826
Monmouth Real Estate Investment Corp REIT	20,517	200,041

	Shares	Value
Monogram Residential Trust Inc REIT	57,957	$539,580
National Bank Holdings Corp ‘A’	11,606	238,271
National Bankshares Inc	2,400	74,664
National Commerce Corp *	2,096	50,262
National General Holdings Corp	11,972	230,940
National Health Investors Inc REIT	8,585	493,552
National Interstate Corp	1,875	50,025
National Penn Bancshares Inc	48,552	570,486
National Storage Affiliates Trust REIT	483	6,545
National Western Life Insurance Co ‘A’	782	174,151
Nationstar Mortgage Holdings Inc *	13,733	190,477
NBT Bancorp Inc	15,191	409,246
Nelnet Inc ‘A’	8,248	285,463
New Residential Investment Corp REIT	79,845	1,045,969
New Senior Investment Group Inc REIT	29,344	306,938
New York Mortgage Trust Inc REIT	38,607	211,952
New York REIT Inc	56,488	568,269
NewBridge Bancorp	12,616	107,614
NewStar Financial Inc *	8,363	68,577
NexPoint Residential Trust Inc REIT	6,700	89,512
NMI Holdings Inc ‘A’ *	17,140	130,264
Northfield Bancorp Inc	16,349	248,668
Northwest Bancshares Inc	34,187	444,431
OceanFirst Financial Corp	4,705	81,020
Ocwen Financial Corp *	37,384	250,847
OFG Bancorp	15,603	136,214
Old National Bancorp	39,666	552,547
Old Republic International Corp	239,700	3,748,908
Old Second Bancorp Inc *	7,875	49,061
One Liberty Properties Inc REIT	4,333	92,423
OneBeacon Insurance Group Ltd ‘A’	7,843	110,116
Oppenheimer Holdings Inc ‘A’	3,601	72,056
Opus Bank	3,589	137,243
Orchid Island Capital Inc REIT	8,009	74,083
Oritani Financial Corp	15,381	240,251
Pacific Continental Corp	6,850	91,174
Pacific Premier Bancorp Inc *	7,593	154,290
Park National Corp	4,342	391,735
Park Sterling Corp	15,827	107,624
Parkway Properties Inc REIT	29,421	457,791
Peapack Gladstone Financial Corp	5,406	114,445
Pebblebrook Hotel Trust REIT	24,853	881,039
Penns Woods Bancorp Inc	1,642	67,191
Pennsylvania REIT	23,955	475,028
PennyMac Financial Services Inc ‘A’ *	1,725	27,600
PennyMac Mortgage Investment Trust REIT	22,115	342,119
People’s Utah Bancorp	573	9,346
Peoples Bancorp Inc	49,836	1,036,090
Peoples Financial Services Corp	2,628	91,796
PHH Corp *	17,310	244,417
Physicians Realty Trust REIT	24,328	367,110
PICO Holdings Inc *	7,952	76,975
Pinnacle Financial Partners Inc	11,299	558,284
Piper Jaffray Cos *	5,025	181,754
Potlatch Corp REIT	3,892	112,051
Preferred Apartment Communities Inc ‘A’ REIT	7,435	80,893
Preferred Bank	4,025	127,190
Primerica Inc	17,799	802,201
PrivateBancorp Inc	27,205	1,042,768
Prosperity Bancshares Inc	24,022	1,179,720
Provident Financial Services Inc	22,130	431,535
PS Business Parks Inc REIT	6,076	482,313
QCR Holdings Inc	4,067	88,945
QTS Realty Trust Inc ‘A’ REIT	407	17,782
Radian Group Inc	66,377	1,056,058
RAIT Financial Trust REIT	28,407	140,899
Ramco-Gershenson Properties Trust REIT	27,433	411,769
RCS Capital Corp ‘A’ *	16,908	13,695
RE/MAX Holdings Inc ‘A’	4,115	148,058

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Redwood Trust Inc REIT	29,226	$404,488
Regional Management Corp *	3,562	55,211
Renasant Corp	12,935	424,915
Republic Bancorp Inc ‘A’	3,427	84,133
Resource America Inc ‘A’	5,014	33,343
Resource Capital Corp REIT	11,731	131,035
Retail Opportunity Investments Corp REIT	33,641	556,422
Rexford Industrial Realty Inc REIT	19,310	266,285
RLI Corp	14,992	802,522
RLJ Lodging Trust REIT	28,363	716,733
Rouse Properties Inc REIT	12,709	198,006
S&T Bancorp Inc	12,020	392,092
Sabra Health Care REIT Inc	18,967	439,655
Safeguard Scientifics Inc *	7,103	110,381
Safety Insurance Group Inc	5,140	278,331
Sandy Spring Bancorp Inc	8,528	223,263
Saul Centers Inc REIT	374	19,355
Seacoast Banking Corp of Florida *	8,045	118,101
Select Income REIT	21,797	414,361
Selective Insurance Group Inc	19,315	599,924
ServisFirst Bancshares Inc	7,711	320,238
Sierra Bancorp	4,117	65,707
Silver Bay Realty Trust Corp REIT	12,538	200,733
Simmons First National Corp ‘A’	10,350	496,075
South State Corp	7,945	610,732
Southside Bancshares Inc	8,789	242,137
Southwest Bancorp Inc	6,679	109,602
Sovran Self Storage Inc REIT	1,578	148,805
Square 1 Financial Inc ‘A’ *	3,905	100,261
STAG Industrial Inc REIT	22,548	410,599
StanCorp Financial Group Inc	52,500	5,995,500
Starwood Waypoint Residential Trust REIT	13,279	316,439
State Auto Financial Corp	5,196	118,521
State Bank Financial Corp	12,413	256,701
State National Cos Inc	9,856	92,154
Sterling Bancorp	41,660	619,484
Stewart Information Services Corp	8,017	327,975
Stifel Financial Corp *	23,495	989,139
Stock Yards Bancorp Inc	5,123	186,221
Stonegate Bank	3,943	125,427
Stonegate Mortgage Corp *	4,361	31,007
STORE Capital Corp REIT	12,419	256,577
Strategic Hotels & Resorts Inc REIT *	95,259	1,313,622
Suffolk Bancorp	4,101	112,039
Summit Hotel Properties Inc REIT	30,330	353,951
Sun Bancorp Inc *	3,209	61,581
Sun Communities Inc REIT	13,535	917,132
Sunstone Hotel Investors Inc REIT	72,242	955,762
Symetra Financial Corp	26,056	824,412
Talmer Bancorp Inc ‘A’	17,233	286,929
Tejon Ranch Co *	4,819	105,102
Terreno Realty Corp REIT	14,874	292,125
Territorial Bancorp Inc	2,965	77,209
Texas Capital Bancshares Inc *	14,699	770,522
The Bancorp Inc *	11,769	89,680
The First of Long Island Corp	4,272	115,472
The GEO Group Inc REIT	25,677	763,634
The Hanover Insurance Group Inc	68,000	5,283,600
The JG Wentworth Co ‘A’ *	5,160	25,439
The Navigators Group Inc *	3,674	286,499
The St Joe Co *	14,268	272,947
Third Point Reinsurance Ltd * (Bermuda)	27,381	368,274
Tiptree Financial Inc ‘A’	10,259	65,658
Tompkins Financial Corp	5,191	276,992
Towne Bank	15,836	298,509
TriCo Bancshares	7,922	194,644
TriState Capital Holdings Inc *	7,404	92,328
Triumph Bancorp Inc *	5,218	87,662
TrustCo Bank Corp NY	206,594	1,206,509
Trustmark Corp	23,504	544,588

	Shares	Value
UMB Financial Corp	13,622	$692,134
UMH Properties Inc REIT	7,563	70,336
Umpqua Holdings Corp	75,452	1,229,868
Union Bankshares Corp	15,569	373,656
United Bankshares Inc	24,065	914,229
United Community Banks Inc	18,395	375,994
United Community Financial Corp	17,066	85,330
United Development Funding IV REIT	10,585	186,296
United Financial Bancorp Inc	14,111	184,149
United Fire Group Inc	6,995	245,175
United Insurance Holdings Corp	6,092	80,110
Univest Corp of Pennsylvania	6,819	131,061
Urstadt Biddle Properties Inc ‘A’ REIT	7,144	133,879
Validus Holdings Ltd	68,590	3,091,351
Valley National Bancorp	79,571	782,979
Virtus Investment Partners Inc	2,247	225,823
Walker & Dunlop Inc *	4,668	121,741
Walter Investment Management Corp *	13,179	214,159
Washington REIT	23,714	591,190
Washington Federal Inc	32,820	746,655
Washington Trust Bancorp Inc	5,104	196,249
Waterstone Financial Inc	8,976	120,996
Webster Financial Corp	31,148	1,109,803
WesBanco Inc	13,287	417,876
West Bancorp Inc	5,593	104,869
Westamerica Bancorp	8,877	394,494
Western Alliance Bancorp *	14,655	450,055
Western Asset Mortgage Capital Corp REIT	14,844	187,183
Whitestone REIT	8,267	95,319
Wilshire Bancorp Inc	24,562	258,147
Wintrust Financial Corp	16,152	863,001
World Acceptance Corp *	840	22,546
WSFS Financial Corp	9,933	286,170
Xenia Hotels & Resorts Inc REIT	38,658	674,969
Yadkin Financial Corp	8,685	186,641

		172,863,787

Health Care - 6.3%

ACADIA Pharmaceuticals Inc *	2,122	70,175
Aceto Corp	1,231	33,791
Acorda Therapeutics Inc *	1,349	35,762
Adamas Pharmaceuticals Inc *	3,569	59,745
Addus HomeCare Corp *	2,067	64,387
Affymetrix Inc *	19,344	165,198
Agenus Inc *	5,084	23,386
Aimmune Therapeutics Inc *	395	10,001
Akebia Therapeutics Inc *	8,351	80,671
Alliance HealthCare Services Inc *	1,220	11,907
Almost Family Inc *	2,495	99,925
Amedisys Inc *	1,998	75,864
Amphastar Pharmaceuticals Inc *	3,773	44,106
Amsurg Corp *	12,691	986,218
Analogic Corp	3,927	322,171
AngioDynamics Inc *	8,751	115,426
Anika Therapeutics Inc *	1,135	36,127
Aratana Therapeutics Inc *	987	8,350
Array BioPharma Inc *	8,747	39,886
Arrowhead Research Corp *	9,554	55,031
Assembly Biosciences Inc *	295	2,820
AtriCure Inc *	2,355	51,598
Axovant Sciences Ltd *	590	7,623
BioCryst Pharmaceuticals Inc *	4,840	55,176
BioScrip Inc *	23,296	43,564
Calithera Biosciences Inc *	3,926	21,318
Cardiovascular Systems Inc *	573	9,076
Celldex Therapeutics Inc *	3,107	32,748
Cerus Corp *	5,115	23,222
ConforMIS Inc *	508	9,174
CONMED Corp	9,572	456,967
Cross Country Healthcare Inc *	4,149	56,468

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
CryoLife Inc	8,869	$86,295
Cutera Inc *	1,596	20,876
Cynosure Inc ‘A’ *	673	20,217
Cytokinetics Inc *	5,611	37,538
Dermira Inc *	3,289	76,765
Emergent BioSolutions Inc *	3,108	88,547
Endocyte Inc *	13,283	60,836
Entellus Medical Inc *	308	5,550
Evolent Health Inc ‘A’ *	818	13,055
Exactech Inc *	3,627	63,219
Five Star Quality Care Inc *	14,745	45,562
Genesis Healthcare Inc *	6,567	40,256
Geron Corp *	3,256	8,987
Gerresheimer AG (Germany)	98,500	7,185,291
Glaukos Corp *	351	8,491
Global Blood Therapeutics Inc *	247	10,414
Greatbatch Inc *	8,872	500,558
Haemonetics Corp *	9,401	303,840
Halyard Health Inc *	16,083	457,400
Hanger Inc *	12,321	168,058
Harvard Bioscience Inc *	11,488	43,425
Healthways Inc *	10,778	119,851
Hill-Rom Holdings Inc	83,000	4,315,170
ICU Medical Inc *	1,742	190,749
Idera Pharmaceuticals Inc *	2,289	7,668
Ignyta Inc *	2,851	25,032
Immunomedics Inc *	2,658	4,572
Inovio Pharmaceuticals Inc *	2,616	15,120
Integra LifeSciences Holdings Corp *	5,331	317,461
Invacare Corp	92,267	1,335,103
IPC Healthcare Inc *	2,392	185,834
Kindred Healthcare Inc	29,019	457,049
LeMaitre Vascular Inc	2,558	31,182
Lexicon Pharmaceuticals Inc *	8,427	90,506
LHC Group Inc *	4,238	189,735
Loxo Oncology Inc *	2,737	47,843
Luminex Corp *	13,949	235,878
Magellan Health Inc *	9,456	524,146
MedAssets Inc *	1,401	28,104
Meridian Bioscience Inc	2,346	40,117
Merit Medical Systems Inc *	15,279	365,321
Merrimack Pharmaceuticals Inc *	2,175	18,509
National HealthCare Corp	3,500	213,115
National Research Corp ‘A’	570	6,806
Navidea Biopharmaceuticals Inc *	11,299	25,762
Ocata Therapeutics Inc *	1,535	6,416
Omeros Corp *	847	9,283
OraSure Technologies Inc *	17,974	79,805
Orthofix International NV *	6,515	219,881
Osiris Therapeutics Inc *	513	9,475
Owens & Minor Inc	21,866	698,400
Oxford Immunotec Global PLC *	325	4,387
PDL BioPharma Inc	57,519	289,321
Peregrine Pharmaceuticals Inc *	3,676	3,750
PharMerica Corp *	10,572	300,985
Quidel Corp *	5,839	110,240
Rigel Pharmaceuticals Inc *	7,131	17,614
Rockwell Medical Inc *	1,926	14,849
RTI Surgical Inc *	3,217	18,273
SeaSpine Holdings Corp *	1,697	27,491
Select Medical Holdings Corp	2,303	24,849
Seres Therapeutics Inc *	229	6,788
Spectrum Pharmaceuticals Inc *	17,012	101,732
Stemline Therapeutics Inc *	4,574	40,388
STERIS Corp	95,900	6,230,623
Surgical Care Affiliates Inc *	390	12,749
SurModics Inc *	3,628	79,236
Teladoc Inc *	530	11,814
Teleflex Inc	42,000	5,216,820
The Ensign Group Inc	614	26,175

	Shares	Value
The Medicines Co *	20,735	$787,101
Theravance Biopharma Inc * (Cayman)	8,805	96,767
Theravance Inc	3,716	26,681
Threshold Pharmaceuticals Inc *	1,286	5,234
Tokai Pharmaceuticals Inc *	1,984	20,534
Tornier NV *	5,601	114,204
TransEnterix Inc *	12,793	28,912
Triple-S Management Corp ‘B’ *	8,430	150,138
Trupanion Inc *	942	7,112
Unilife Corp *	6,897	6,758
Universal American Corp *	17,272	118,140
Vanda Pharmaceuticals Inc *	2,988	33,705
Verastem Inc *	9,563	17,118
Versartis Inc *	7,147	82,405
Vocera Communications Inc *	3,099	35,360
Wright Medical Group Inc *	8,879	186,637
XOMA Corp *	5,566	4,184

		36,426,028

Industrials - 18.4%

AAR Corp	264,421	5,016,066
ABM Industries Inc	19,356	528,612
Acacia Research Corp	17,924	162,750
ACCO Brands Corp *	38,295	270,746
Accuride Corp *	1,531	4,241
Actuant Corp ‘A’	20,833	383,119
Aegion Corp *	12,737	209,906
Aerojet Rocketdyne Holdings Inc *	11,522	186,426
Aerovironment Inc *	6,829	136,853
Air Transport Services Group Inc *	18,345	156,850
Aircastle Ltd	21,692	447,072
Alamo Group Inc	3,366	157,361
Albany International Corp ‘A’	8,469	242,298
Altra Industrial Motion Corp	1,826	42,217
Ameresco Inc ‘A’ *	7,093	41,707
American Railcar Industries Inc	2,494	90,183
American Science & Engineering Inc	2,554	90,820
Applied Industrial Technologies Inc	8,462	322,825
ArcBest Corp	6,110	157,455
Argan Inc	567	19,664
Astec Industries Inc	140,961	4,723,603
Atlas Air Worldwide Holdings Inc *	8,695	300,499
Barnes Group Inc	18,824	678,605
Beacon Roofing Supply Inc *	13,013	422,792
Brady Corp ‘A’	16,609	326,533
Briggs & Stratton Corp	28,481	549,968
CAI International Inc *	6,175	62,244
Carlisle Cos Inc	59,800	5,225,324
Casella Waste Systems Inc ‘A’ *	11,523	66,833
CBIZ Inc *	17,532	172,164
CDI Corp	5,123	43,802
CECO Environmental Corp	7,380	60,442
Celadon Group Inc	3,113	49,870
Chart Industries Inc *	10,636	204,318
CIRCOR International Inc	5,974	239,677
Civeo Corp	38,126	56,426
CLARCOR Inc	1,019	48,586
Columbus McKinnon Corp	6,967	126,521
Comfort Systems USA Inc	836	22,789
Con-way Inc	19,880	943,306
Covenant Transportation Group Inc ‘A’ *	198	3,558
CRA International Inc *	3,298	71,171
Cubic Corp	7,541	316,270
Curtiss-Wright Corp	15,561	971,318
Deluxe Corp	7,846	437,336
DigitalGlobe Inc *	25,200	479,304
Douglas Dynamics Inc	5,805	115,287
Ducommun Inc *	3,793	76,126
DXP Enterprises Inc *	3,028	82,604
Eagle Bulk Shipping Inc *	7,689	45,596

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
EMCOR Group Inc	153,670	$6,799,897
Encore Wire Corp	1,681	54,918
EnerSys	85,577	4,585,216
Engility Holdings Inc	6,240	160,867
Ennis Inc	8,942	155,233
EnPro Industries Inc	3,204	125,501
ESCO Technologies Inc	9,042	324,608
Essendant Inc	12,784	414,585
Esterline Technologies Corp *	10,100	726,089
Exponent Inc	502	22,369
Federal Signal Corp	21,797	298,837
Franklin Covey Co *	3,872	62,184
Franklin Electric Co Inc	77,537	2,111,333
FreightCar America Inc	2,267	38,902
FTI Consulting Inc *	13,312	552,581
FuelCell Energy Inc *	63,076	46,348
Furmanite Corp *	1,971	11,984
G&K Services Inc ‘A’	1,898	126,445
General Cable Corp	1,513	18,005
Gibraltar Industries Inc *	216,830	3,978,830
Global Brass & Copper Holdings Inc	817	16,757
Golden Ocean Group Ltd (Norway)	22,982	56,536
Graham Corp	3,556	62,763
Granite Construction Inc	138,710	4,115,526
Great Lakes Dredge & Dock Corp *	19,129	96,410
Griffon Corp	44,169	696,545
HC2 Holdings Inc *	2,612	18,310
Heidrick & Struggles International Inc	6,033	117,342
Heritage-Crystal Clean Inc *	4,071	41,809
Hill International Inc *	12,922	42,384
Hillenbrand Inc	77,700	2,020,977
Hub Group Inc ‘A’ *	1,100	40,051
Hurco Cos Inc	2,251	59,066
Huron Consulting Group Inc *	39,587	2,475,375
Hyster-Yale Materials Handling Inc	2,354	136,132
ICF International Inc *	6,972	211,879
InnerWorkings Inc *	8,143	50,894
Insteel Industries Inc	596	9,584
Kadant Inc	3,196	124,676
Kaman Corp	8,650	310,102
Kelly Services Inc ‘A’	9,248	130,767
Kennametal Inc	2,900	72,181
Kimball International Inc ‘B’	7,672	72,577
KLX Inc *	18,193	650,218
Korn/Ferry International	7,989	264,196
Kratos Defense & Security Solutions Inc *	15,613	65,887
Lawson Products Inc *	519	11,236
LB Foster Co ‘A’	3,616	44,404
Lindsay Corp	32,236	2,185,278
LSI Industries Inc	7,463	62,988
Lydall Inc *	3,910	111,396
Marten Transport Ltd	7,362	119,044
MasTec Inc *	23,288	368,649
Matson Inc	1,223	47,073
Matthews International Corp ‘A’	10,781	527,946
McGrath RentCorp	153,887	4,107,244
Meritor Inc *	15,090	160,407
Milacron Holdings Corp *	2,448	42,962
Miller Industries Inc	3,590	70,149
Mistras Group Inc *	2,567	32,986
Mobile Mini Inc	14,402	443,438
Moog Inc ‘A’ *	12,159	657,437
MRC Global Inc *	35,830	399,504
MSA Safety Inc	84,946	3,395,292
Mueller Industries Inc	176,351	5,216,463
MYR Group Inc *	7,311	191,548
National Presto Industries Inc	1,684	141,894
Navigant Consulting Inc *	17,011	270,645
Navios Maritime Holdings Inc (Monaco)	27,979	69,668
Navistar International Corp *	16,734	212,856

	Shares	Value
Neff Corp ‘A’ *	2,436	$13,617
NL Industries Inc *	2,221	6,641
Northwest Pipe Co *	3,248	42,419
Orion Marine Group Inc *	10,048	60,087
Pendrell Corp *	57,033	41,064
Plug Power Inc *	23,881	43,702
Powell Industries Inc	3,153	94,905
PowerSecure International Inc *	6,407	73,809
Preformed Line Products Co	947	35,181
Primoris Services Corp	4,378	78,410
Quad/Graphics Inc	10,017	121,206
Quanex Building Products Corp	10,829	196,763
Radiant Logistics Inc *	448	1,998
Raven Industries Inc	11,510	195,095
Regal Beloit Corp	100,800	5,690,160
Republic Airways Holdings Inc *	17,757	102,635
Resources Connection Inc	10,973	165,363
Roadrunner Transportation Systems Inc *	5,926	109,038
RPX Corp *	16,731	229,549
Rush Enterprises Inc ‘A’ *	12,316	298,047
Safe Bulkers Inc (Greece)	12,790	35,300
Scorpio Bulkers Inc *	110,889	161,898
Simpson Manufacturing Co Inc	109,615	3,671,006
SkyWest Inc	17,371	289,748
SP Plus Corp *	387	8,959
Sparton Corp *	1,441	30,837
Standex International Corp	1,169	88,084
Sunrun Inc *	5,270	54,650
TAL International Group Inc *	11,626	158,927
Teledyne Technologies Inc *	9,128	824,258
Tennant Co	380	21,348
Tetra Tech Inc	20,941	509,076
Textainer Group Holdings Ltd	7,714	127,204
The ExOne Co *	3,712	24,908
The Gorman-Rupp Co	5,118	122,678
The KEYW Holding Corp *	11,602	71,352
Thermon Group Holdings Inc *	9,669	198,698
Titan International Inc	14,085	93,102
Titan Machinery Inc *	5,922	67,985
TRC Cos Inc *	6,036	71,406
TriMas Corp *	14,793	241,866
TriNet Group Inc *	1,192	20,026
Tutor Perini Corp *	13,141	216,301
Twin Disc Inc	2,936	36,436
Ultrapetrol Bahamas Ltd * (Bahamas)	6,819	2,796
UniFirst Corp	5,142	549,217
Univar Inc *	6,469	117,412
Universal Forest Products Inc	142,018	8,191,598
Universal Truckload Services Inc	991	15,430
USA Truck Inc *	2,225	38,337
UTi Worldwide Inc *	31,928	146,550
Vectrus Inc *	356	7,846
Veritiv Corp *	2,881	107,288
Viad Corp	7,173	207,945
Vicor Corp *	767	7,823
Virgin America Inc *	595	20,367
Volt Information Sciences Inc *	1,159	10,547
VSE Corp	1,492	59,784
Wabash National Corp *	249,700	2,644,323
Watts Water Technologies Inc ‘A’	33,097	1,748,184
Werner Enterprises Inc	11,761	295,201
Wesco Aircraft Holdings Inc *	21,424	261,373
West Corp	15,724	352,218
Woodward Inc	7,029	286,080
XPO Logistics Inc *	4,356	103,803
YRC Worldwide Inc *	9,152	121,356

		107,095,446

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Information Technology - 6.5%

6D Global Technologies Inc * +	3,470	$10,098
Actua Corp *	14,084	165,628
Acxiom Corp *	27,367	540,772
ADTRAN Inc	16,605	242,433
Advanced Energy Industries Inc *	6,518	171,423
Advanced Micro Devices Inc *	123,710	212,781
Agilysys Inc *	5,258	58,469
Alpha & Omega Semiconductor Ltd *	4,751	37,010
Amber Road Inc *	295	1,245
American Software Inc ‘A’	7,180	67,636
Amkor Technology Inc *	34,503	154,918
Anixter International Inc *	9,800	566,244
Appfolio Inc ‘A’ *	495	8,341
Applied Micro Circuits Corp *	20,437	108,520
Applied Optoelectronics Inc *	999	18,761
Avid Technology Inc *	4,178	33,257
AVX Corp	15,989	209,296
Axcelis Technologies Inc *	39,313	104,966
Bankrate Inc *	23,238	240,513
Bazaarvoice Inc *	11,845	53,421
Bel Fuse Inc ‘B’	3,693	71,792
Benchmark Electronics Inc *	18,227	396,620
Black Box Corp	5,324	78,476
Blucora Inc *	14,247	196,181
Bottomline Technologies de Inc *	2,257	56,448
Brightcove Inc *	699	3,439
Brooks Automation Inc	23,421	274,260
Cabot Microelectronics Corp *	1,286	49,820
CACI International Inc ‘A’ *	8,471	626,600
Calix Inc *	15,423	120,145
Care.com Inc *	5,792	29,771
Cascade Microtech Inc *	1,056	14,932
Cass Information Systems Inc	1,764	86,665
CEVA Inc *	3,618	67,186
Checkpoint Systems Inc	14,691	106,510
Ciber Inc *	28,212	89,714
Coherent Inc *	7,559	413,477
Cohu Inc	184,392	1,818,105
Comtech Telecommunications Corp	5,629	116,014
Control4 Corp *	7,395	60,343
Convergys Corp	34,480	796,833
CTS Corp	11,519	213,217
Daktronics Inc	10,680	92,596
Datalink Corp *	6,932	41,384
DHI Group Inc *	10,088	73,743
Digi International Inc *	8,519	100,439
Digimarc Corp *	196	5,988
Digital Turbine Inc *	1,155	2,091
Diodes Inc *	13,004	277,895
DSP Group Inc *	7,646	69,655
DTS Inc *	764	20,399
Electro Rent Corp	5,827	60,484
EMCORE Corp *	5,313	36,128
EnerNOC Inc *	9,201	72,688
Entegris Inc *	20,264	267,282
Epiq Systems Inc	7,041	90,970
ePlus Inc *	1,814	143,433
Everi Holdings Inc *	23,102	118,513
Everyday Health Inc *	663	6,060
Exar Corp *	11,407	67,872
ExlService Holdings Inc *	976	36,044
Extreme Networks Inc *	32,551	109,371
Fabrinet * (Thailand)	12,348	226,339
Fairchild Semiconductor International Inc *	40,476	568,283
FARO Technologies Inc *	4,649	162,715
Finisar Corp *	36,104	401,838
FormFactor Inc *	10,520	71,326
Glu Mobile Inc *	20,021	87,492

	Shares	Value
GSI Group Inc *	11,913	$151,652
Harmonic Inc *	25,794	149,605
II-VI Inc *	18,181	292,350
Imation Corp *	12,045	25,656
Ingram Micro Inc ‘A’	83,900	2,285,436
Insight Enterprises Inc *	13,464	348,044
Integrated Silicon Solution Inc	11,027	236,970
InterDigital Inc	1,264	63,958
Intersil Corp ‘A’	45,748	535,252
Intralinks Holdings Inc *	6,347	52,617
Itron Inc *	13,360	426,318
Ixia *	2,041	29,574
IXYS Corp	8,606	96,043
Kimball Electronics Inc *	10,126	120,803
Knowles Corp *	30,273	557,931
Kopin Corp *	22,636	71,077
KVH Industries Inc *	1,187	11,870
Lattice Semiconductor Corp *	30,526	117,525
Limelight Networks Inc *	20,877	39,875
Liquidity Services Inc *	8,279	61,182
Littelfuse Inc	1,059	96,528
ManTech International Corp ‘A’	8,333	214,158
Marchex Inc ‘B’	11,427	46,051
Marin Software Inc *	9,192	28,771
Mentor Graphics Corp	34,564	851,311
Mercury Systems Inc *	11,873	188,899
Millennial Media Inc *	42,368	74,144
MINDBODY Inc ‘A’ *	517	8,081
MKS Instruments Inc	90,828	3,045,463
ModusLink Global Solutions Inc *	13,123	37,532
MoneyGram International Inc *	10,059	80,673
Monster Worldwide Inc *	31,689	203,443
Multi-Fineline Electronix Inc *	3,243	54,158
Nanometrics Inc *	8,247	100,119
NeoPhotonics Corp *	9,576	65,213
NETGEAR Inc *	10,752	313,636
NetScout Systems Inc *	15,383	544,097
NeuStar Inc ‘A’ *	1,570	42,720
Newport Corp *	9,234	126,967
Novatel Wireless Inc *	1,500	3,315
NVE Corp	949	46,064
Oclaro Inc *	32,965	75,819
OmniVision Technologies Inc *	20,215	530,846
OSI Systems Inc *	5,119	393,958
Park City Group Inc *	256	2,706
Park Electrochemical Corp	7,093	124,766
PC Connection Inc	3,677	76,224
PDF Solutions Inc *	709	7,090
Perficient Inc *	4,106	63,356
Pericom Semiconductor Corp	7,738	141,218
PFSweb Inc *	268	3,811
Photronics Inc *	23,070	209,014
Plexus Corp *	7,272	280,554
PMC-Sierra Inc *	39,720	268,904
Polycom Inc *	46,966	492,204
Power Integrations Inc	3,406	143,631
Progress Software Corp *	17,671	456,442
QAD Inc ‘A’	2,663	68,173
QLogic Corp *	30,351	311,098
Quantum Corp *	70,194	48,946
QuinStreet Inc *	12,172	67,555
Rapid7 Inc *	404	9,191
RealNetworks Inc *	8,105	33,149
Reis Inc	1,144	25,912
RetailMeNot Inc *	12,648	104,220
Rocket Fuel Inc *	9,367	43,744
Rofin-Sinar Technologies Inc *	111,943	2,902,682
Rogers Corp *	4,441	236,172
Rovi Corp *	30,855	323,669
Rudolph Technologies Inc *	9,396	116,980

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Sanmina Corp *	27,967	$597,655
Sapiens International Corp NV (Israel)	2,006	23,109
ScanSource Inc *	9,944	352,614
SciQuest Inc *	4,149	41,490
Seachange International Inc *	11,941	75,228
Semtech Corp *	15,306	231,121
ServiceSource International Inc *	8,834	35,336
ShoreTel Inc *	17,469	130,493
Sigma Designs Inc *	12,214	84,154
Silicon Laboratories Inc *	4,326	179,702
Silver Spring Networks Inc *	662	8,527
Sonus Networks Inc *	17,067	97,623
Stratasys Ltd *	17,682	468,396
Sykes Enterprises Inc *	13,429	342,439
SYNNEX Corp	9,895	841,669
Take-Two Interactive Software Inc *	14,207	408,167
Tech Data Corp *	12,618	864,333
TechTarget Inc *	5,057	43,086
TeleCommunication Systems Inc ‘A’ *	17,571	60,444
Telenav Inc *	9,984	77,975
TeleTech Holdings Inc	2,758	73,887
Tessera Technologies Inc	7,066	229,009
TTM Technologies Inc *	20,581	128,220
Ubiquiti Networks Inc	685	23,215
Ultra Clean Holdings Inc *	11,188	64,219
Ultratech Inc *	9,574	153,375
Unisys Corp *	6,602	78,564
United Online Inc *	5,176	51,760
Veeco Instruments Inc *	14,035	287,858
Verint Systems Inc *	1,199	51,737
ViaSat Inc *	2,201	141,502
Vishay Intertechnology Inc	45,302	438,976
Vishay Precision Group Inc *	4,304	49,883
Xcerra Corp *	11,052	69,407

		38,115,596

Materials - 6.1%

A Schulman Inc	103,398	3,357,333
AK Steel Holding Corp *	61,576	148,398
Allegheny Technologies Inc	7,574	107,399
American Vanguard Corp	8,905	102,942
AptarGroup Inc	14,730	971,591
Axiall Corp	285,720	4,482,947
Berry Plastics Group Inc *	16,709	502,440
Boise Cascade Co *	2,272	57,300
Calgon Carbon Corp	9,875	153,852
Carpenter Technology Corp	95,026	2,828,924
Century Aluminum Co *	16,153	74,304
Chase Corp	206	8,114
Cliffs Natural Resources Inc	53,292	130,032
Coeur Mining Inc *	47,104	132,833
Commercial Metals Co	39,915	540,848
Flotek Industries Inc *	18,598	310,587
FutureFuel Corp	8,646	85,422
Greif Inc ‘A’	10,728	342,330
Handy & Harman Ltd *	812	19,472
Hawkins Inc	2,998	115,423
Haynes International Inc	4,034	152,647
HB Fuller Co	95,858	3,253,421
Hecla Mining Co	128,557	253,257
Horsehead Holding Corp *	19,664	59,779
Innophos Holdings Inc	6,441	255,321
Innospec Inc	8,404	390,870
Intrepid Potash Inc *	19,594	108,551
Kaiser Aluminum Corp	3,934	315,703
Kraton Performance Polymers Inc *	10,913	195,343
Kronos Worldwide Inc	7,442	46,215
Louisiana-Pacific Corp *	4,116	58,612
LSB Industries Inc *	4,331	66,351
Materion Corp	6,999	210,110

	Shares	Value
Minerals Technologies Inc	64,285	$3,095,966
Neenah Paper Inc	2,709	157,881
Olin Corp	5,498	92,421
Olympic Steel Inc	2,552	25,392
OM Group Inc	10,519	345,970
OMNOVA Solutions Inc *	6,695	37,090
PH Glatfelter Co	15,178	261,365
Quaker Chemical Corp	1,319	101,669
Rayonier Advanced Materials Inc	14,183	86,800
Real Industry Inc *	3,133	27,633
RPM International Inc	36,600	1,533,174
Ryerson Holding Corp *	3,534	18,553
Schnitzer Steel Industries Inc ‘A’	9,122	123,512
Schweitzer-Mauduit International Inc	8,783	301,960
Sensient Technologies Corp	101,080	6,196,204
Stepan Co	46,533	1,936,238
Stillwater Mining Co *	28,559	295,014
SunCoke Energy Inc	6,434	50,057
TimkenSteel Corp	13,890	140,567
Tredegar Corp	6,795	88,879
Tronox Ltd ‘A’	22,039	96,310
United States Lime & Minerals Inc	628	28,668
Valhi Inc	3,104	5,867
Wausau Paper Corp	1,009	6,458
Worthington Industries Inc	12,857	340,453

		35,232,772

Telecommunication Services - 0.4%

8x8 Inc *	19,839	164,068
Atlantic Tele-Network Inc	3,557	262,969
Boingo Wireless Inc *	5,646	46,749
Cincinnati Bell Inc *	73,469	229,223
Consolidated Communications Holdings Inc	6,051	116,603
Globalstar Inc *	165,080	259,176
Hawaiian Telcom Holdco Inc *	3,857	80,148
IDT Corp ‘B’	5,050	72,215
inContact Inc *	2,250	16,897
Inteliquent Inc	6,772	151,219
Intelsat SA *	7,206	46,335
Iridium Communications Inc *	28,711	176,573
Lumos Networks Corp	1,211	14,726
NTELOS Holdings Corp *	6,155	55,580
ORBCOMM Inc *	20,605	114,976
Pacific DataVision Inc *	1,435	42,906
Premiere Global Services Inc *	16,171	222,190
Shenandoah Telecommunications Co	1,226	52,485
Spok Holdings Inc	7,599	125,080
Vonage Holdings Corp *	57,954	340,769
Windstream Holdings Inc	2,039	12,519

		2,603,406

Utilities - 5.2%

Abengoa Yield PLC	17,016	281,615
ALLETE Inc	16,926	854,594
American States Water Co	12,014	497,380
Artesian Resources Corp ‘A’	2,632	63,536
Atlantic Power Corp	41,958	78,042
Avista Corp	21,694	721,325
Black Hills Corp	15,572	643,746
California Water Service Group	16,578	366,705
Chesapeake Utilities Corp	5,270	279,732
Cleco Corp	20,961	1,115,964
Connecticut Water Service Inc	3,831	139,908
Consolidated Water Co Ltd (Cayman)	5,133	59,543
Dynegy Inc *	44,300	915,681
El Paso Electric Co	14,023	516,327
Genie Energy Ltd ‘B’ *	3,369	27,727
IDACORP Inc	67,012	4,336,346
MGE Energy Inc	12,001	494,321
Middlesex Water Co	5,546	132,217

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
New Jersey Resources Corp	29,631	$889,819
Northwest Natural Gas Co	9,402	430,988
NorthWestern Corp	16,318	878,398
NRG Yield Inc ‘A’	12,072	134,603
NRG Yield Inc ‘C’	21,416	248,640
ONE Gas Inc	18,166	823,465
Ormat Technologies Inc	7,545	256,756
Otter Tail Corp	12,957	337,659
Pattern Energy Group Inc	19,184	366,223
Piedmont Natural Gas Co Inc	27,235	1,091,306
PNM Resources Inc	27,613	774,545
Portland General Electric Co	30,705	1,135,164
SJW Corp	5,468	168,141
South Jersey Industries Inc	23,800	600,950
Southwest Gas Corp	16,215	945,659
Spark Energy Inc ‘A’	57	943
Talen Energy Corp *	29,093	293,839
TerraForm Global Inc ‘A’ *	10,967	73,040
The Empire District Electric Co	15,100	332,653
The Laclede Group Inc	119,153	6,497,413
The York Water Co	4,077	85,699
UIL Holdings Corp	19,583	984,437
Unitil Corp	4,796	176,876
Vivint Solar Inc *	2,624	27,500
WGL Holdings Inc	17,208	992,385

		30,071,810

Total Common Stocks (Cost $536,797,791)		544,237,623

	Principal Amount

CORPORATE BONDS & NOTES - 0.2%

Energy - 0.2%

Unit Corp 6.625% due 05/15/21	$1,674,000	1,381,050

Total Corporate Bonds & Notes (Cost $1,621,675)		1,381,050

SHORT-TERM INVESTMENTS - 5.7%

U.S. Government Agency Issues - 1.5%

Federal Home Loan Bank 0.000% due 10/01/15	7,500,000	7,500,000
Freddie Mac 0.010% due 10/01/15	1,000,000	1,000,000

		8,500,000

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $24,685,806; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $20,973,938; and U.S. Treasury Notes: 2.000% due 11/30/20 and value $4,212,656)	24,685,806	24,685,806

Total Short-Term Investments (Cost $33,185,806)		33,185,806

TOTAL INVESTMENTS - 99.5% (Cost $571,605,272)		578,864,256

OTHER ASSETS & LIABILITIES, NET - 0.5%		2,623,016

NET ASSETS - 100.0%		$581,487,272

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $69,875 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (12/15)	46	($202,195)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$59,777	$-	$-	$59,777
	Common Stocks
	Consumer Discretionary	80,075,732	80,075,732	-	-
	Consumer Staples	19,508,618	16,070,048	3,438,570	-
	Energy	22,244,428	20,666,806	1,577,622	-
	Financials	172,863,787	172,863,787	-	-
	Health Care	36,426,028	29,240,737	7,185,291	-
	Industrials	107,095,446	107,095,446	-	-
	Information Technology	38,115,596	38,105,498	-	10,098
	Materials	35,232,772	35,232,772	-	-
	Telecommunication Services	2,603,406	2,603,406	-	-
	Utilities	30,071,810	30,071,810	-	-

		544,237,623	532,026,042	12,201,483	10,098

	Corporate Bonds & Notes	1,381,050	-	1,381,050	-
	Short-Term Investments	33,185,806	-	33,185,806	-

	Total Assets	578,864,256	532,026,042	46,768,339	69,875

Liabilities	Derivatives:
	Equity Contracts
	Futures	(202,195)	(202,195)	-	-

	Total Liabilities	(202,195)	(202,195)	-	-

	Total	$578,662,061	$531,823,847	$46,768,339	$69,875

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	148,650	$31,811

Total Warrants (Cost $0)		31,811

COMMON STOCKS - 96.0%

Consumer Discretionary - 23.2%

2U Inc *	321,522	11,542,640
Asbury Automotive Group Inc *	71,006	5,762,137
BJ’s Restaurants Inc *	93,908	4,040,861
Bright Horizons Family Solutions Inc *	93,489	6,005,733
Brunswick Corp	58,126	2,783,654
Buffalo Wild Wings Inc *	64,655	12,506,217
Dunkin’ Brands Group Inc	67,786	3,321,514
Etsy Inc *	190,156	2,603,236
G-III Apparel Group Ltd *	114,254	7,044,902
IMAX Corp *	182,959	6,182,185
Liberty TripAdvisor Holdings Inc ‘A’ *	87,663	1,943,489
Monro Muffler Brake Inc	22,357	1,510,215
Panera Bread Co ‘A’ *	48,219	9,326,037
Pool Corp	61,071	4,415,433
Rentrak Corp *	69,205	3,741,914
Restoration Hardware Holdings Inc *	98,328	9,174,986
Skechers U.S.A. Inc ‘A’ *	39,484	5,294,015
Steven Madden Ltd *	151,391	5,543,938
Tempur Sealy International Inc *	99,375	7,098,356
The Habit Restaurants Inc ‘A’ *	55,245	1,182,795
Wayfair Inc ‘A’ *	215,332	7,549,540
Zoe’s Kitchen Inc *	156,199	6,168,298

		124,742,095

Consumer Staples - 3.1%

Blue Buffalo Pet Products Inc *	139,072	2,490,780
Calavo Growers Inc	65,116	2,906,778
Casey’s General Stores Inc	80,750	8,310,790
Snyder’s-Lance Inc	10,450	352,479
The Hain Celestial Group Inc *	47,902	2,471,743

		16,532,570

Energy - 0.2%

GasLog Ltd (Monaco)	140,580	1,352,380

Financials - 8.3%

BofI Holding Inc *	21,151	2,724,883
CBOE Holdings Inc	93,138	6,247,697
Essent Group Ltd *	204,006	5,069,549
Evercore Partners Inc ‘A’	92,588	4,651,621
MarketAxess Holdings Inc	103,792	9,640,201
PrivateBancorp Inc	101,147	3,876,965
Stifel Financial Corp *	31,306	1,317,983
SVB Financial Group *	23,341	2,696,819
Western Alliance Bancorp *	156,388	4,802,675
WisdomTree Investments Inc	246,839	3,981,513

		45,009,906

Health Care - 23.4%

ABIOMED Inc *	87,137	8,082,828
ACADIA Pharmaceuticals Inc *	88,930	2,940,915
Agios Pharmaceuticals Inc *	6,145	433,776
Align Technology Inc *	21,019	1,193,038
Amicus Therapeutics Inc *	309,575	4,330,954
Anacor Pharmaceuticals Inc *	25,258	2,973,119

	Shares	Value
Bluebird Bio Inc *	13,784	$1,179,221
Blueprint Medicines Corp *	47,680	1,017,491
Celldex Therapeutics Inc *	41,412	436,483
Cepheid *	84,634	3,825,457
Chimerix Inc *	74,256	2,836,579
Clovis Oncology Inc *	29,593	2,721,372
DexCom Inc *	46,831	4,020,910
Diplomat Pharmacy Inc *	75,271	2,162,536
Dyax Corp *	141,528	2,701,770
Endologix Inc *	68,063	834,452
Evolent Health Inc ‘A’ *	204,606	3,265,512
Foundation Medicine Inc *	61,652	1,137,479
Glaukos Corp *	52,464	1,269,104
Global Blood Therapeutics Inc *	12,916	544,539
HealthEquity Inc *	154,731	4,572,301
Intersect ENT Inc *	104,740	2,450,916
Juno Therapeutics Inc *	34,231	1,392,859
Lannett Co Inc *	29,453	1,222,889
LDR Holding Corp *	154,224	5,325,355
Medidata Solutions Inc *	119,353	5,025,955
Molina Healthcare Inc *	56,830	3,912,746
Neurocrine Biosciences Inc *	67,660	2,692,191
Nevro Corp *	32,150	1,491,439
Ophthotech Corp *	13,119	531,582
Penumbra Inc *	24,317	975,112
Press Ganey Holdings Inc *	162,721	4,814,914
Prestige Brands Holdings Inc *	186,515	8,423,017
Sage Therapeutics Inc *	29,031	1,228,592
Seres Therapeutics Inc *	14,308	424,089
Spark Therapeutics Inc *	72,928	3,043,285
Team Health Holdings Inc *	150,162	8,113,253
TESARO Inc *	67,584	2,710,118
Ultragenyx Pharmaceutical Inc *	29,354	2,827,084
Veeva Systems Inc ‘A’ *	193,022	4,518,645
WellCare Health Plans Inc *	46,097	3,972,639
Zeltiq Aesthetics Inc *	271,035	8,681,251

		126,257,767

Industrials - 7.6%

Apogee Enterprises Inc	60,604	2,705,969
Astronics Corp *	45,908	1,856,060
Builders FirstSource Inc *	490,590	6,220,681
Healthcare Services Group Inc	11,773	396,750
Hexcel Corp	94,828	4,253,984
Knight Transportation Inc	193,154	4,635,696
Proto Labs Inc *	79,489	5,325,763
RBC Bearings Inc *	59,556	3,557,280
The Advisory Board Co *	50,207	2,286,427
US Ecology Inc	118,764	5,184,049
USG Corp *	162,968	4,338,208

		40,760,867

Information Technology - 30.2%

Ambarella Inc *	7,954	459,662
Arista Networks Inc *	43,594	2,667,517
Benefitfocus Inc *	196,977	6,155,531
Callidus Software Inc *	112,131	1,905,106
Cavium Inc *	106,124	6,512,830
Cimpress NV * (Netherlands)	24,961	1,899,782
Cirrus Logic Inc *	127,819	4,027,577
comScore Inc *	93,404	4,310,595
Cornerstone OnDemand Inc *	140,961	4,651,713
Criteo SA ADR * (France)	174,824	6,562,893
CyberArk Software Ltd * (Israel)	84,277	4,225,649
Demandware Inc *	53,574	2,768,704
EPAM Systems Inc *	90,180	6,720,214
FireEye Inc *	81,749	2,601,253
Fleetmatics Group PLC *	33,995	1,668,814
Glu Mobile Inc *	845,440	3,694,573
Gogo Inc *	303,795	4,641,988

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
GrubHub Inc *	52,565	$1,279,432
HomeAway Inc *	101,098	2,683,141
Infinera Corp *	332,851	6,510,565
Manhattan Associates Inc *	98,627	6,144,462
Materialise NV ADR * (Belgium)	109,029	838,433
MAXIMUS Inc	94,159	5,608,110
New Relic Inc *	43,496	1,657,633
Nimble Storage Inc *	243,085	5,863,210
Pandora Media Inc *	275,568	5,880,621
Paycom Software Inc *	198,404	7,124,688
Paylocity Holding Corp *	192,572	5,775,234
Proofpoint Inc *	100,284	6,049,131
Qlik Technologies Inc *	36,538	1,331,810
Rambus Inc *	213,622	2,520,740
Shopify Inc ‘A’ * (Canada)	99,026	3,485,715
SunPower Corp *	71,304	1,428,932
Synaptics Inc *	19,307	1,592,055
Synchronoss Technologies Inc *	74,880	2,456,064
Tableau Software Inc ‘A’ *	19,725	1,573,660
Tessera Technologies Inc	62,203	2,015,999
The Ultimate Software Group Inc *	62,717	11,226,970
Tyler Technologies Inc *	44,807	6,690,133
Virtusa Corp *	92,722	4,757,566
Zendesk Inc *	137,840	2,716,826

		162,685,531

Total Common Stocks (Cost $547,122,171)		517,341,116

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.9%

Repurchase Agreement - 3.9%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $21,064,154; collateralized by U.S. Treasury Notes: 2.625% due 11/15/20 and value $21,490,269)	$21,064,154	$21,064,154

Total Short-Term Investment (Cost $21,064,154)		21,064,154

TOTAL INVESTMENTS - 99.9% (Cost $568,186,325)		538,437,081

OTHER ASSETS & LIABILITIES, NET - 0.1%		286,098

NET ASSETS - 100.0%		$538,723,179

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$31,811	$-	$31,811	$-
	Common Stocks (1)	517,341,116	517,341,116	-	-
	Short-Term Investment	21,064,154	-	21,064,154	-

	Total	$538,437,081	$517,341,116	$21,095,965	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Contra Furiex Pharmaceuticals - Contingent Value Rights * +	2,714	$27,140

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	24,467	61,657

Total Rights (Cost $26,516)		88,797

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	8,835	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.9%

Consumer Discretionary - 14.1%

1-800-Flowers.com Inc ‘A’ *	11,706	106,525
2U Inc *	10,969	393,787
Abercrombie & Fitch Co ‘A’	31,882	675,580
AMC Entertainment Holdings Inc ‘A’	9,770	246,106
America’s Car-Mart Inc *	3,922	129,779
American Axle & Manufacturing Holdings Inc *	34,922	696,345
American Eagle Outfitters Inc	89,164	1,393,633
American Public Education Inc *	7,948	186,381
Apollo Education Group Inc *	43,155	477,294
Arctic Cat Inc	5,959	132,171
Asbury Automotive Group Inc *	12,385	1,005,043
Ascena Retail Group Inc *	77,736	1,081,308
Ascent Capital Group Inc ‘A’ *	6,163	168,743
Barnes & Noble Education Inc *	14,067	178,792
Barnes & Noble Inc	23,283	281,957
Bassett Furniture Industries Inc	4,934	137,412
Beazer Homes USA Inc *	14,366	191,499
bebe stores Inc	9,935	9,339
Belmond Ltd ‘A’ * (United Kingdom)	45,700	462,027
Big 5 Sporting Goods Corp	8,350	86,673
Big Lots Inc	22,544	1,080,308
Biglari Holdings Inc *	754	275,768
BJ’s Restaurants Inc *	9,837	423,286
Black Diamond Inc *	10,562	66,329
Bloomin’ Brands Inc	56,375	1,024,898
Blue Nile Inc *	5,446	182,659
Bob Evans Farms Inc	10,131	439,179
Bojangles’ Inc *	3,756	63,476
Boot Barn Holdings Inc *	5,447	100,388
Boyd Gaming Corp *	36,710	598,373
Bravo Brio Restaurant Group Inc *	7,050	79,454
Bridgepoint Education Inc *	7,678	58,506
Bright Horizons Family Solutions Inc *	16,993	1,091,630
Buffalo Wild Wings Inc *	8,666	1,676,264
Build-A-Bear Workshop Inc *	6,573	124,164
Burlington Stores Inc *	34,415	1,756,542
Caesars Acquisition Co ‘A’ *	22,208	157,677
Caesars Entertainment Corp *	25,806	151,997
Caleres Inc	20,037	611,730

	Shares	Value
Callaway Golf Co	35,822	$299,114
Cambium Learning Group Inc *	5,350	25,520
Capella Education Co	5,533	273,994
Career Education Corp *	30,984	116,500
Carmike Cinemas Inc *	11,253	226,073
Carriage Services Inc	7,565	163,328
Carrols Restaurant Group Inc *	16,144	192,114
Cavco Industries Inc *	4,092	278,624
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	32,341	69,857
Century Communities Inc *	7,182	142,563
Chegg Inc *	34,945	251,953
Cherokee Inc *	3,905	60,606
Chico’s FAS Inc	65,085	1,023,787
Christopher & Banks Corp *	18,469	20,501
Churchill Downs Inc	6,204	830,157
Chuy’s Holdings Inc *	7,493	212,801
Citi Trends Inc	7,009	163,870
ClubCorp Holdings Inc	20,216	433,835
Collectors Universe Inc	3,664	55,253
Columbia Sportswear Co	12,948	761,213
Conn’s Inc *	12,560	301,942
Cooper Tire & Rubber Co	26,062	1,029,710
Cooper-Standard Holding Inc *	6,235	361,630
Core-Mark Holding Co Inc	10,556	690,890
Cracker Barrel Old Country Store Inc	8,723	1,284,723
Crocs Inc *	35,284	456,046
Crown Media Holdings Inc ‘A’ *	15,612	83,524
CSS Industries Inc	4,491	118,293
Culp Inc	4,653	149,222
Cumulus Media Inc ‘A’ *	65,487	46,090
Daily Journal Corp *	503	93,659
Dana Holding Corp	73,932	1,174,040
Dave & Buster’s Entertainment Inc *	10,471	396,118
Deckers Outdoor Corp *	14,866	863,120
Del Frisco’s Restaurant Group Inc *	10,832	150,456
Denny’s Corp *	38,758	427,501
Destination XL Group Inc *	16,040	93,192
DeVry Education Group Inc	29,188	794,205
Diamond Resorts International Inc *	19,325	452,012
DineEquity Inc	7,789	713,940
Dorman Products Inc *	12,233	622,537
DreamWorks Animation SKG Inc ‘A’ *	34,786	607,016
Drew Industries Inc	11,071	604,587
El Pollo Loco Holdings Inc *	6,448	69,509
Eldorado Resorts Inc *	13,776	124,260
Empire Resorts Inc *	7,697	32,404
Entercom Communications Corp ‘A’ *	11,728	119,156
Entravision Communications Corp ‘A’	29,300	194,552
Eros International PLC *	12,962	352,437
Escalade Inc	4,546	71,827
Ethan Allen Interiors Inc	11,649	307,650
Etsy Inc *	9,194	125,866
EVINE Live Inc *	22,004	57,650
Express Inc *	38,807	693,481
Federal-Mogul Holdings Corp *	13,569	92,676
Fenix Parts Inc *	6,176	41,256
Fiesta Restaurant Group Inc *	12,276	556,962
Five Below Inc *	24,963	838,258
Flexsteel Industries Inc	2,658	83,063
Fogo De Chao Inc *	1,737	27,097
Fox Factory Holding Corp *	7,290	122,909
Francesca’s Holdings Corp *	19,392	237,164
Fred’s Inc ‘A’	16,840	199,554
FTD Cos Inc *	8,372	249,486
G-III Apparel Group Ltd *	18,117	1,117,094
Genesco Inc *	11,022	629,026
Gentherm Inc *	16,452	739,024
Global Eagle Entertainment Inc *	21,055	241,711
Grand Canyon Education Inc *	21,592	820,280

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Gray Television Inc *	29,086	$371,137
Green Brick Partners Inc *	9,582	103,773
Group 1 Automotive Inc	10,595	902,164
Guess? Inc	28,351	605,577
Harte-Hanks Inc	22,624	79,863
Haverty Furniture Cos Inc	9,272	217,707
Helen of Troy Ltd *	12,941	1,155,631
Hemisphere Media Group Inc *	4,906	66,722
Hibbett Sports Inc *	11,435	400,339
Hooker Furniture Corp	4,956	116,664
Horizon Global Corp *	8,278	73,012
Houghton Mifflin Harcourt Co *	62,189	1,263,059
Hovnanian Enterprises Inc ‘A’ *	55,816	98,794
HSN Inc	14,712	842,115
Iconix Brand Group Inc *	21,981	297,183
IMAX Corp *	27,725	936,828
Installed Building Products Inc *	9,236	233,486
International Speedway Corp ‘A’	12,669	401,861
Interval Leisure Group Inc	17,882	328,314
Intrawest Resorts Holdings Inc *	8,270	71,618
iRobot Corp *	13,663	398,140
Isle of Capri Casinos Inc *	10,590	184,690
J Alexanders Holdings Inc *	6,365	63,463
Jack in the Box Inc	17,046	1,313,224
JAKKS Pacific Inc *	8,704	74,158
Jamba Inc *	6,391	91,072
Johnson Outdoors Inc ‘A’	2,240	47,264
Journal Media Group Inc	11,321	84,908
K12 Inc *	15,383	191,365
KB Home	37,756	511,594
Kirkland’s Inc	7,929	170,791
Kona Grill Inc *	3,719	58,574
Krispy Kreme Doughnuts Inc *	29,777	435,638
La Quinta Holdings Inc *	43,896	692,679
La-Z-Boy Inc	23,436	622,460
Lands’ End Inc *	7,559	204,169
LGI Homes Inc *	6,578	178,856
Libbey Inc	10,110	329,687
Liberty Tax Inc	2,477	57,689
Liberty TripAdvisor Holdings Inc ‘A’ *	34,251	759,345
LifeLock Inc *	43,542	381,428
Lifetime Brands Inc	4,917	68,740
Lithia Motors Inc ‘A’	10,348	1,118,722
Loral Space & Communications Inc *	5,974	281,256
Lumber Liquidators Holdings Inc *	12,648	166,195
M/I Homes Inc *	11,400	268,812
Malibu Boats Inc ‘A’ *	8,278	115,726
Marine Products Corp	5,003	34,721
MarineMax Inc *	11,738	165,858
Marriott Vacations Worldwide Corp	11,976	816,045
Martha Stewart Living Omnimedia Inc ‘A’ *	14,183	84,531
Mattress Firm Holding Corp *	9,420	393,379
MCBC Holdings Inc *	2,236	28,979
MDC Holdings Inc	18,069	473,046
MDC Partners Inc ‘A’	20,028	369,116
Media General Inc *	43,962	615,028
Meredith Corp	16,856	717,728
Meritage Homes Corp *	18,291	667,987
Metaldyne Performance Group Inc	5,386	113,160
Modine Manufacturing Co *	21,657	170,441
Monarch Casino & Resort Inc *	5,286	94,989
Monro Muffler Brake Inc	14,388	971,909
Morgans Hotel Group Co *	15,099	50,129
Motorcar Parts of America Inc *	8,213	257,395
Movado Group Inc	7,287	188,223
NACCO Industries Inc ‘A’	1,880	89,394
National CineMedia Inc	28,727	385,516
Nautilus Inc *	14,458	216,870
New Media Investment Group Inc	20,528	317,363
Nexstar Broadcasting Group Inc ‘A’	14,373	680,562

	Shares	Value
Noodles & Co *	4,815	$68,180
Nutrisystem Inc	13,221	350,621
Ollie’s Bargain Outlet Holdings Inc *	4,001	64,696
Outerwall Inc	8,519	484,987
Overstock.com Inc *	5,502	94,414
Oxford Industries Inc	6,709	495,661
Papa John’s International Inc	13,133	899,348
Papa Murphy’s Holdings Inc *	4,336	63,652
Party City Holdco Inc *	11,651	186,066
Penn National Gaming Inc *	37,254	625,122
Performance Sports Group Ltd *	20,771	278,747
Perry Ellis International Inc *	5,665	124,403
PetMed Express Inc	9,214	148,345
Pier 1 Imports Inc	41,560	286,764
Pinnacle Entertainment Inc *	20,785	703,364
Planet Fitness Inc ‘A’ *	6,828	117,032
Pool Corp	19,799	1,431,468
Popeyes Louisiana Kitchen Inc *	10,623	598,712
Potbelly Corp *	10,110	111,311
Reading International Inc ‘A’ *	7,872	99,738
Red Robin Gourmet Burgers Inc *	6,478	490,644
Regis Corp *	18,619	243,909
Remy International Inc	13,004	380,367
Rent-A-Center Inc	24,303	589,348
Rentrak Corp *	5,828	315,120
Restoration Hardware Holdings Inc *	15,223	1,420,458
Ruby Tuesday Inc *	28,376	176,215
Ruth’s Hospitality Group Inc	15,875	257,810
Saga Communications Inc ‘A’	1,634	54,919
Scholastic Corp	12,167	474,026
Scientific Games Corp ‘A’ *	23,052	240,893
SeaWorld Entertainment Inc	31,419	559,572
Select Comfort Corp *	24,012	525,383
Sequential Brands Group Inc *	11,520	166,694
SFX Entertainment Inc *	16,219	8,270
Shake Shack Inc ‘A’ *	2,660	126,084
Shoe Carnival Inc	6,687	159,151
Shutterfly Inc *	17,250	616,688
Sinclair Broadcast Group Inc ‘A’	30,452	771,045
Sizmek Inc *	9,753	58,420
Skullcandy Inc *	10,210	56,461
Smith & Wesson Holding Corp *	24,762	417,735
Sonic Automotive Inc ‘A’	15,129	308,934
Sonic Corp	23,887	548,207
Sotheby’s	28,503	911,526
Speedway Motorsports Inc	5,349	96,549
Sportsman’s Warehouse Holdings Inc *	8,518	104,942
Stage Stores Inc	14,505	142,729
Standard Motor Products Inc	9,084	316,850
Standard Pacific Corp *	67,589	540,712
Stein Mart Inc	13,261	128,366
Steiner Leisure Ltd * (Bahamas)	5,865	370,551
Steven Madden Ltd *	25,533	935,018
Stoneridge Inc *	12,732	157,113
Strattec Security Corp	1,614	101,779
Strayer Education Inc *	5,043	277,214
Sturm Ruger & Co Inc	8,588	504,030
Superior Industries International Inc	10,558	197,223
Superior Uniform Group Inc	3,519	63,096
Systemax Inc *	4,792	35,892
Taylor Morrison Home Corp ‘A’ *	15,106	281,878
Tenneco Inc *	27,828	1,245,860
Texas Roadhouse Inc	31,773	1,181,956
The Buckle Inc	12,926	477,874
The Cato Corp ‘A’	12,030	409,381
The Cheesecake Factory Inc	22,162	1,195,862
The Children’s Place Inc	9,443	544,578
The Container Store Group Inc *	7,362	103,657
The EW Scripps Co ‘A’	27,164	479,988
The Finish Line Inc ‘A’	21,091	407,056

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
The Habit Restaurants Inc ‘A’ *	5,375	$115,079
The Marcus Corp	8,668	167,639
The Men’s Wearhouse Inc	21,988	934,930
The New Home Co Inc *	4,518	58,508
The New York Times Co ‘A’	62,924	743,132
The Pep Boys-Manny Moe & Jack *	24,632	300,264
The Ryland Group Inc	21,562	880,376
Tile Shop Holdings Inc *	12,296	147,306
Tilly’s Inc ‘A’ *	5,482	40,348
Time Inc	49,693	946,652
Tower International Inc *	9,619	228,547
Townsquare Media Inc ‘A’ *	3,256	31,811
Travelport Worldwide Ltd	48,512	641,329
TRI Pointe Group Inc *	74,410	974,027
Tribune Publishing Co	11,995	94,041
Tuesday Morning Corp *	20,318	109,920
Tumi Holdings Inc *	25,710	453,010
Unifi Inc *	6,831	203,632
Universal Electronics Inc *	7,281	306,020
Universal Technical Institute Inc	9,416	33,050
Vail Resorts Inc	16,611	1,738,839
Vera Bradley Inc *	9,719	122,557
Vince Holding Corp *	7,181	24,631
Vitamin Shoppe Inc *	13,686	446,711
VOXX International Corp *	8,951	66,416
Wayfair Inc ‘A’ *	9,210	322,903
WCI Communities Inc *	7,183	162,551
Weight Watchers International Inc *	12,943	82,576
West Marine Inc *	8,031	70,512
Weyco Group Inc	2,869	77,578
William Lyon Homes ‘A’ *	9,012	185,647
Wingstop Inc *	2,716	65,130
Winmark Corp	1,013	104,258
Winnebago Industries Inc	12,437	238,169
Wolverine World Wide Inc	46,896	1,014,829
World Wrestling Entertainment Inc ‘A’	13,828	233,693
ZAGG Inc *	13,874	94,204
Zoe’s Kitchen Inc *	8,931	352,685
zulily Inc ‘A’ *	30,091	523,583
Zumiez Inc *	8,687	135,778

		109,485,886

Consumer Staples - 3.3%

Alico Inc	1,730	70,221
Amplify Snack Brands Inc *	6,197	66,370
Arcadia Biosciences Inc *	2,937	8,958
B&G Foods Inc	26,618	970,226
Boulder Brands Inc *	24,767	202,842
Cal-Maine Foods Inc	14,219	776,500
Calavo Growers Inc	6,755	301,543
Casey’s General Stores Inc	17,714	1,823,125
Castle Brands Inc *	26,073	34,416
Central Garden & Pet Co ‘A’ *	19,333	311,455
Coca-Cola Bottling Co Consolidated	2,135	412,866
Craft Brew Alliance Inc *	4,741	37,786
Darling Ingredients Inc *	75,859	852,655
Dean Foods Co	43,303	715,366
Diamond Foods Inc *	12,106	373,591
Elizabeth Arden Inc *	11,994	140,210
Fairway Group Holdings Corp *	9,332	9,799
Farmer Bros Co *	3,533	96,274
Fresh Del Monte Produce Inc	15,236	601,974
Freshpet Inc *	9,301	97,661
HRG Group Inc *	36,076	423,171
Ingles Markets Inc ‘A’	6,121	292,767
Inter Parfums Inc	7,762	192,575
Inventure Foods Inc *	9,016	80,062
J&J Snack Foods Corp	6,806	773,570
John B Sanfilippo & Son Inc	3,830	196,326
Lancaster Colony Corp	8,446	823,316

	Shares	Value
Landec Corp *	12,411	$144,836
Lifeway Foods Inc *	2,310	24,209
Limoneira Co	5,276	88,267
Medifast Inc *	5,255	141,149
MGP Ingredients Inc	4,915	78,689
National Beverage Corp *	5,254	161,455
Natural Grocers by Vitamin Cottage Inc *	4,216	95,661
Natural Health Trends Corp	3,637	118,857
Nature’s Sunshine Products Inc	4,723	56,582
Nutraceutical International Corp *	3,829	90,403
Oil-Dri Corp of America	2,255	51,640
Omega Protein Corp *	10,147	172,195
Orchids Paper Products Co	4,331	113,039
Post Holdings Inc *	28,159	1,664,197
PriceSmart Inc	8,882	686,934
Revlon Inc ‘A’ *	5,338	157,204
Sanderson Farms Inc	10,325	707,985
Seaboard Corp *	119	366,401
Seneca Foods Corp ‘A’ *	3,247	85,558
Smart & Final Stores Inc *	11,209	176,093
Snyder’s-Lance Inc	22,287	751,741
SpartanNash Co	17,207	444,801
SUPERVALU Inc *	120,199	863,029
Synutra International Inc *	10,357	49,196
The Andersons Inc	12,995	442,610
The Boston Beer Co Inc ‘A’ *	4,187	881,824
The Chefs’ Warehouse Inc *	8,704	123,249
The Fresh Market Inc *	19,883	449,157
Tootsie Roll Industries Inc	8,447	264,307
TreeHouse Foods Inc *	19,542	1,520,172
United Natural Foods Inc *	22,679	1,100,158
Universal Corp	10,385	514,784
USANA Health Sciences Inc *	2,598	348,210
Vector Group Ltd	39,402	890,886
Village Super Market Inc ‘A’	3,180	75,080
WD-40 Co	6,659	593,117
Weis Markets Inc	4,879	203,698

		25,382,998

Energy - 2.9%

Abraxas Petroleum Corp *	42,158	53,962
Adams Resources & Energy Inc	922	37,802
Alon USA Energy Inc	14,289	258,202
Approach Resources Inc *	17,692	33,084
Ardmore Shipping Corp (Ireland)	8,283	100,059
Atwood Oceanics Inc	29,839	441,916
Basic Energy Services Inc *	20,170	66,561
Bill Barrett Corp *	23,075	76,147
Bonanza Creek Energy Inc *	22,999	93,606
Bristow Group Inc	15,920	416,467
C&J Energy Services Ltd *	25,767	90,700
Callon Petroleum Co *	30,200	220,158
CARBO Ceramics Inc	8,943	169,828
Carrizo Oil & Gas Inc *	23,619	721,324
Clayton Williams Energy Inc *	2,710	105,175
Clean Energy Fuels Corp *	32,381	145,714
Cloud Peak Energy Inc *	28,330	74,508
Contango Oil & Gas Co *	7,703	58,543
Delek US Holdings Inc	26,345	729,756
DHT Holdings Inc	42,724	317,012
Dorian LPG Ltd *	11,635	119,957
Earthstone Energy Inc *	499	7,585
Eclipse Resources Corp *	20,752	40,466
Energy Fuels Inc * (Canada)	19,005	55,305
Energy XXI Ltd	41,021	43,072
Era Group Inc *	9,382	140,449
Erin Energy Corp *	6,405	25,108
Evolution Petroleum Corp	10,614	58,908
EXCO Resources Inc	68,933	51,700
Exterran Holdings Inc	31,735	571,230

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Fairmount Santrol Holdings Inc *	29,497	$79,642
Forum Energy Technologies Inc *	27,120	331,135
Frontline Ltd * (Norway)	49,343	132,733
GasLog Ltd (Monaco)	19,101	183,752
Gastar Exploration Inc *	38,864	44,694
Gener8 Maritime Inc *	6,463	70,770
Geospace Technologies Corp *	5,965	82,377
Green Plains Inc	17,445	339,480
Gulfmark Offshore Inc ‘A’	11,516	70,363
Halcon Resources Corp *	167,522	88,787
Hallador Energy Co	4,646	32,290
Helix Energy Solutions Group Inc *	48,550	232,554
Hornbeck Offshore Services Inc *	14,800	200,244
Independence Contract Drilling Inc *	7,270	36,205
ION Geophysical Corp *	64,726	25,243
Isramco Inc *	402	39,935
Jones Energy Inc ‘A’ *	13,512	64,722
Key Energy Services Inc *	57,514	27,032
Magnum Hunter Resources Corp *	94,172	32,018
Matador Resources Co *	33,565	696,138
Matrix Service Co *	12,195	274,022
McDermott International Inc *	109,735	471,860
Natural Gas Services Group Inc *	5,806	112,056
Navios Maritime Acquisition Corp	37,308	131,324
Newpark Resources Inc *	38,680	198,042
Nordic American Offshore Ltd * (Norway)	8,334	50,004
Nordic American Tankers Ltd	40,922	622,014
North Atlantic Drilling Ltd * (Norway)	28,007	21,565
Northern Oil & Gas Inc *	28,636	126,571
Oasis Petroleum Inc *	64,151	556,831
Oil States International Inc *	23,710	619,542
Pacific Ethanol Inc *	14,504	94,131
Panhandle Oil & Gas Inc ‘A’	7,364	119,002
Par Petroleum Corp *	7,290	151,851
Parker Drilling Co *	55,538	146,065
Parsley Energy Inc ‘A’ *	41,367	623,401
PDC Energy Inc *	18,354	972,945
Peabody Energy Corp	127,109	175,410
Penn Virginia Corp *	29,544	15,658
PHI Inc *	5,731	108,201
Pioneer Energy Services Corp *	29,421	61,784
Renewable Energy Group Inc *	20,214	167,372
REX American Resources Corp *	2,558	129,486
Rex Energy Corp *	22,894	47,391
RigNet Inc *	5,626	143,463
Ring Energy Inc *	10,966	108,234
RSP Permian Inc *	26,308	532,737
Sanchez Energy Corp *	24,658	151,647
SandRidge Energy Inc *	193,471	52,237
Scorpio Tankers Inc (Monaco)	82,082	752,692
SEACOR Holdings Inc *	8,378	501,088
SemGroup Corp ‘A’	20,093	868,821
Seventy Seven Energy Inc *	26,535	36,618
Ship Finance International Ltd (Norway)	27,169	441,496
Solazyme Inc *	35,667	92,734
Stone Energy Corp *	26,183	129,868
Synergy Resources Corp *	47,884	469,263
Teekay Tankers Ltd ‘A’ (Bermuda)	41,461	286,081
Tesco Corp	17,453	124,614
TETRA Technologies Inc *	36,364	214,911
Tidewater Inc	21,561	283,311
TransAtlantic Petroleum Ltd *	11,183	28,405
Triangle Petroleum Corp *	20,866	29,630
Ultra Petroleum Corp *	70,559	450,872
Unit Corp *	22,980	258,755
Uranium Energy Corp *	43,610	43,610
US Silica Holdings Inc	24,551	345,924
W&T Offshore Inc	16,321	48,963
Western Refining Inc	32,325	1,426,179
Westmoreland Coal Co *	8,036	113,227

		22,066,326

	Shares	Value
Financials - 25.0%

1st Source Corp	7,388	$227,550
Acadia Realty Trust REIT	31,403	944,288
Access National Corp	3,155	64,267
AG Mortgage Investment Trust Inc REIT	13,875	211,178
Agree Realty Corp REIT	8,374	249,964
Alexander & Baldwin Inc	22,111	759,071
Alexander’s Inc REIT	951	355,674
Altisource Asset Management Corp *	450	10,778
Altisource Portfolio Solutions SA *	6,082	144,995
Altisource Residential Corp REIT	26,537	369,395
Ambac Financial Group Inc *	20,785	300,759
American Assets Trust Inc REIT	15,826	646,650
American Capital Mortgage Investment Corp REIT	23,004	339,079
American Equity Investment Life Holding Co	36,375	847,901
American National Bankshares Inc	4,051	94,996
American Residential Properties Inc REIT	15,336	264,853
Ameris Bancorp	14,858	427,168
AMERISAFE Inc	8,690	432,154
Ames National Corp	4,080	93,554
Anchor BanCorp Wisconsin Inc *	3,550	151,195
Anworth Mortgage Asset Corp REIT	49,097	242,539
Apollo Commercial Real Estate Finance Inc REIT	27,767	436,220
Apollo Residential Mortgage Inc REIT	15,116	191,369
Ares Commercial Real Estate Corp REIT	13,330	159,827
Argo Group International Holdings Ltd	12,777	723,050
Arlington Asset Investment Corp ‘A’	7,704	108,241
Armada Hoffler Properties Inc REIT	12,733	124,401
ARMOUR Residential REIT Inc	20,486	410,539
Arrow Financial Corp	5,236	139,792
Ashford Hospitality Prime Inc REIT	11,933	167,420
Ashford Hospitality Trust Inc REIT	38,911	237,357
Ashford Inc *	499	31,662
Astoria Financial Corp	41,332	665,445
Atlas Financial Holdings Inc *	4,987	92,260
AV Homes Inc *	5,598	75,685
Baldwin & Lyons Inc ‘B’	4,240	92,008
Banc of California Inc	16,732	205,302
BancFirst Corp	3,312	208,987
Banco Latinoamericano de Comercio Exterior SA (Panama)	13,906	321,924
BancorpSouth Inc	43,731	1,039,486
Bank Mutual Corp	21,070	161,818
Bank of Marin Bancorp	2,795	134,132
Bank of the Ozarks Inc	35,502	1,553,568
BankFinancial Corp	8,590	106,774
Banner Corp	9,609	459,022
Bar Harbor Bankshares	2,417	77,320
BBCN Bancorp Inc	36,422	547,058
BBX Capital Corp ‘A’ *	1,059	17,050
Bear State Financial Inc *	5,597	49,813
Beneficial Bancorp Inc *	37,947	503,177
Berkshire Hills Bancorp Inc	13,662	376,251
BGC Partners Inc ‘A’	83,845	689,206
Blue Hills Bancorp Inc	12,959	179,482
Bluerock Residential Growth REIT Inc	8,752	104,849
BNC Bancorp	12,654	281,298
BofI Holding Inc *	7,009	902,969
Boston Private Financial Holdings Inc	38,064	445,349
Bridge Bancorp Inc	6,173	164,881
Brookline Bancorp Inc	32,146	325,960
Bryn Mawr Bank Corp	8,248	256,265
BSB Bancorp Inc *	3,487	73,715
C1 Financial Inc *	2,392	45,568
Calamos Asset Management Inc ‘A’	8,169	77,442
Camden National Corp	3,436	138,814
Campus Crest Communities Inc REIT	29,925	159,201

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Capital Bank Financial Corp ‘A’ *	10,391	$314,120
Capital City Bank Group Inc	4,875	72,735
Capitol Federal Financial Inc	64,294	779,243
Capstead Mortgage Corp REIT	44,042	435,575
Cardinal Financial Corp	14,762	339,674
CareTrust REIT Inc	22,024	249,972
Cascade Bancorp *	13,811	74,718
Cash America International Inc	12,541	350,772
CatchMark Timber Trust Inc ‘A’ REIT	18,301	188,134
Cathay General Bancorp	36,182	1,084,013
Cedar Realty Trust Inc REIT	39,359	244,419
CenterState Banks Inc	20,811	305,922
Central Pacific Financial Corp	10,478	219,724
Century Bancorp Inc ‘A’	1,676	68,314
Chambers Street Properties REIT	107,654	698,674
Charter Financial Corp	7,546	95,683
Chatham Lodging Trust REIT	17,955	385,673
Chemical Financial Corp	15,382	497,608
Chesapeake Lodging Trust REIT	27,113	706,565
CIFC Corp	3,617	25,862
Citizens & Northern Corp	5,598	109,273
Citizens Inc *	22,017	163,366
City Holding Co	6,972	343,720
Clifton Bancorp Inc	12,182	169,086
CNB Financial Corp	6,801	123,574
CNO Financial Group Inc	89,545	1,684,341
CoBiz Financial Inc	16,679	216,994
Cohen & Steers Inc	9,269	254,434
Colony Capital Inc ‘A’ REIT	51,276	1,002,959
Columbia Banking System Inc	26,374	823,133
Community Bank System Inc	18,689	694,670
Community Trust Bancorp Inc	7,095	251,943
CommunityOne Bancorp *	5,850	63,590
ConnectOne Bancorp Inc	13,428	259,160
Consolidated-Tomoka Land Co	2,083	103,733
CorEnergy Infrastructure Trust Inc REIT	26,122	115,459
CoreSite Realty Corp REIT	11,302	581,375
Cousins Properties Inc REIT	97,951	903,108
Cowen Group Inc ‘A’ *	51,579	235,200
Crawford & Co ‘B’	12,884	72,279
CU Bancorp *	7,525	169,012
CubeSmart REIT	75,927	2,065,974
Customers Bancorp Inc *	12,506	321,404
CVB Financial Corp	48,526	810,384
CyrusOne Inc REIT	30,527	997,012
CYS Investments Inc REIT	72,342	525,203
DCT Industrial Trust Inc REIT	40,598	1,366,529
Diamond Hill Investment Group Inc	1,383	257,293
DiamondRock Hospitality Co REIT	91,042	1,006,014
Dime Community Bancshares Inc	14,336	242,278
Donegal Group Inc ‘A’	3,696	51,966
DuPont Fabros Technology Inc REIT	28,870	747,156
Dynex Capital Inc REIT	26,148	171,531
Eagle Bancorp Inc *	13,745	625,397
Easterly Government Properties Inc REIT	6,709	107,009
EastGroup Properties Inc REIT	14,795	801,593
Education Realty Trust Inc REIT	22,125	729,019
eHealth Inc *	7,993	102,390
EMC Insurance Group Inc	3,509	81,444
Employers Holdings Inc	14,636	326,236
Encore Capital Group Inc *	11,993	443,741
Enova International Inc *	12,228	124,970
Enstar Group Ltd * (Bermuda)	4,176	626,400
Enterprise Bancorp Inc	3,448	72,305
Enterprise Financial Services Corp	9,187	231,237
EPR Properties REIT	26,239	1,353,145
Equity One Inc REIT	33,343	811,569
Essent Group Ltd *	25,545	634,793
EverBank Financial Corp	43,941	848,061
Evercore Partners Inc ‘A’	15,705	789,019

	Shares	Value
Ezcorp Inc ‘A’ *	23,469	$144,804
Farmers Capital Bank Corp *	3,396	84,391
FBL Financial Group Inc ‘A’	4,374	269,088
FCB Financial Holdings Inc ‘A’ *	12,957	422,657
Federal Agricultural Mortgage Corp ‘C’	4,889	126,772
Federated National Holding Co	6,518	156,562
FelCor Lodging Trust Inc REIT	65,949	466,259
Fidelity & Guaranty Life	5,133	125,964
Fidelity Southern Corp	7,758	164,004
Fifth Street Asset Management Inc	3,355	25,062
Financial Engines Inc	23,742	699,677
Financial Institutions Inc	6,420	159,088
First American Financial Corp	49,435	1,931,425
First Bancorp Inc	4,897	93,533
First Bancorp NC	9,026	153,442
First BanCorp PR *	52,484	186,843
First Busey Corp	10,915	216,881
First Business Financial Services Inc	4,126	97,044
First Cash Financial Services Inc *	12,903	516,894
First Citizens BancShares Inc ‘A’	3,500	791,000
First Commonwealth Financial Corp	40,971	372,426
First Community Bancshares Inc	7,810	139,799
First Connecticut Bancorp Inc	7,440	119,933
First Defiance Financial Corp	4,313	157,683
First Financial Bancorp	28,224	538,514
First Financial Bankshares Inc	29,304	931,281
First Financial Corp	5,107	165,211
First Industrial Realty Trust Inc REIT	50,140	1,050,433
First Interstate BancSystem Inc ‘A’	8,979	249,975
First Merchants Corp	17,319	454,104
First Midwest Bancorp Inc	35,656	625,406
First NBC Bank Holding Co *	7,088	248,364
First Potomac Realty Trust REIT	27,077	297,847
FirstMerit Corp	75,061	1,326,328
Flagstar Bancorp Inc *	9,194	189,029
Flushing Financial Corp	13,475	269,770
FNB Corp	80,134	1,037,735
FNFV Group *	36,854	431,929
Forestar Group Inc *	15,319	201,445
Fox Chase Bancorp Inc	5,598	97,181
Franklin Financial Network Inc *	2,709	60,546
Franklin Street Properties Corp REIT	41,261	443,556
FRP Holdings Inc *	3,101	93,464
Fulton Financial Corp	80,853	978,321
GAIN Capital Holdings Inc	15,010	109,273
GAMCO Investors Inc ‘A’	2,910	159,759
German American Bancorp Inc	6,115	178,986
Getty Realty Corp REIT	11,714	185,081
Glacier Bancorp Inc	34,522	911,036
Gladstone Commercial Corp REIT	9,775	137,925
Global Indemnity PLC *	3,560	93,165
Government Properties Income Trust REIT	31,043	496,688
Gramercy Property Trust Inc REIT	26,345	547,186
Great Ajax Corp REIT	2,428	30,034
Great Southern Bancorp Inc	4,828	209,052
Great Western Bancorp Inc	18,973	481,345
Green Bancorp Inc *	4,367	50,046
Green Dot Corp ‘A’ *	21,078	370,973
Greenhill & Co Inc	13,467	383,405
Greenlight Capital Re Ltd ‘A’ *	13,360	297,661
Guaranty Bancorp	6,865	113,067
Hallmark Financial Services Inc *	6,509	74,788
Hampton Roads Bankshares Inc *	15,696	29,822
Hancock Holding Co	35,610	963,250
Hanmi Financial Corp	14,578	367,366
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	15,002	258,334
Hatteras Financial Corp REIT	44,197	669,585
HCI Group Inc	4,099	158,918
Healthcare Realty Trust Inc REIT	45,805	1,138,254

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Heartland Financial USA Inc	8,193	$297,324
Heritage Commerce Corp	9,521	107,968
Heritage Financial Corp	13,890	261,410
Heritage Insurance Holdings Inc *	11,554	227,960
Heritage Oaks Bancorp	11,308	90,012
Hersha Hospitality Trust REIT	22,759	515,719
HFF Inc ‘A’	17,313	584,487
Highwoods Properties Inc REIT	43,077	1,669,234
Hilltop Holdings Inc *	34,915	691,666
Hingham Institution for Savings	530	61,496
Home BancShares Inc	25,869	1,047,694
HomeStreet Inc *	10,212	235,897
HomeTrust Bancshares Inc *	8,371	155,282
Horace Mann Educators Corp	18,824	625,333
Horizon Bancorp	4,754	112,908
Houlihan Lokey Inc *	5,213	113,643
Hudson Pacific Properties Inc REIT	33,935	976,989
IBERIABANK Corp	17,284	1,006,102
Impac Mortgage Holdings Inc *	4,180	68,343
Independence Holding Co	3,226	41,809
Independence Realty Trust Inc REIT	12,848	92,631
Independent Bank Corp MA	11,960	551,356
Independent Bank Corp MI	10,071	148,648
Independent Bank Group Inc	4,435	170,437
Infinity Property & Casualty Corp	5,242	422,191
InfraREIT Inc *	10,256	242,862
Inland Real Estate Corp REIT	40,893	331,233
International Bancshares Corp	24,727	618,917
INTL. FCStone Inc *	6,865	169,497
Invesco Mortgage Capital Inc REIT	57,292	701,254
Investment Technology Group Inc	15,812	210,932
Investors Bancorp Inc	158,547	1,956,470
Investors Real Estate Trust REIT	56,719	439,005
iStar Inc REIT *	39,169	492,746
James River Group Holdings Ltd	5,010	134,719
Janus Capital Group Inc	67,484	917,782
Kansas City Life Insurance Co	1,606	75,466
KCG Holdings Inc ‘A’ *	15,791	173,227
Kearny Financial Corp	43,025	493,497
Kemper Corp	19,874	702,943
Kennedy-Wilson Holdings Inc	42,652	945,595
Kite Realty Group Trust REIT	38,023	905,328
Ladder Capital Corp REIT	18,081	258,920
Ladenburg Thalmann Financial Services Inc *	48,335	101,987
Lakeland Bancorp Inc	17,374	193,025
Lakeland Financial Corp	7,626	344,314
LaSalle Hotel Properties REIT	51,415	1,459,672
LegacyTexas Financial Group Inc	21,763	663,336
LendingTree Inc *	2,652	246,716
Lexington Realty Trust REIT	94,706	767,119
Live Oak Bancshares Inc	1,169	22,959
LTC Properties Inc REIT	16,239	692,918
Mack-Cali Realty Corp REIT	40,443	763,564
Maiden Holdings Ltd	23,136	321,128
MainSource Financial Group Inc	9,964	202,867
Marcus & Millichap Inc *	6,283	288,955
MarketAxess Holdings Inc	16,967	1,575,895
Marlin Business Services Corp	3,834	59,005
MB Financial Inc	34,005	1,109,923
MBIA Inc *	61,420	373,434
Medical Properties Trust Inc REIT	107,035	1,183,807
Medley Management Inc ‘A’	3,578	23,686
Mercantile Bank Corp	7,706	160,131
Merchants Bancshares Inc	2,341	68,825
Meridian Bancorp Inc	25,382	346,972
Meta Financial Group Inc	3,165	132,202
Metro Bancorp Inc	5,488	161,292
MGIC Investment Corp *	154,625	1,431,827
MidWestOne Financial Group Inc	3,537	103,493
Moelis & Co ‘A’	8,028	210,815

	Shares	Value
Monmouth Real Estate Investment Corp REIT	27,779	$270,845
Monogram Residential Trust Inc REIT	77,234	719,049
National Bank Holdings Corp ‘A’	15,548	319,200
National Bankshares Inc	3,196	99,428
National Commerce Corp *	2,757	66,113
National General Holdings Corp	17,387	335,395
National Health Investors Inc REIT	17,230	990,553
National Interstate Corp	3,227	86,096
National Penn Bancshares Inc	64,225	754,644
National Storage Affiliates Trust REIT	10,895	147,627
National Western Life Insurance Co ‘A’	1,030	229,381
Nationstar Mortgage Holdings Inc *	18,124	251,380
NBT Bancorp Inc	20,103	541,575
Nelnet Inc ‘A’	10,954	379,118
New Residential Investment Corp REIT	105,832	1,386,399
New Senior Investment Group Inc REIT	40,024	418,651
New York Mortgage Trust Inc REIT	53,203	292,084
New York REIT Inc	74,907	753,564
NewBridge Bancorp	16,549	141,163
NewStar Financial Inc *	11,244	92,201
NexPoint Residential Trust Inc REIT	9,036	120,721
NMI Holdings Inc ‘A’ *	22,806	173,326
Northfield Bancorp Inc	21,455	326,331
Northwest Bancshares Inc	44,197	574,561
OceanFirst Financial Corp	6,256	107,728
Ocwen Financial Corp *	49,443	331,763
OFG Bancorp	20,957	182,955
Old National Bancorp	53,519	745,520
Old Second Bancorp Inc *	10,485	65,322
OM Asset Management PLC	11,516	177,577
On Deck Capital Inc *	5,296	52,430
One Liberty Properties Inc REIT	6,095	130,006
OneBeacon Insurance Group Ltd ‘A’	9,945	139,628
Oppenheimer Holdings Inc ‘A’	4,764	95,328
Opus Bank	4,888	186,917
Orchid Island Capital Inc REIT	10,213	94,470
Oritani Financial Corp	20,083	313,696
Pacific Continental Corp	9,163	121,960
Pacific Premier Bancorp Inc *	10,030	203,810
Park National Corp	5,972	538,794
Park Sterling Corp	20,643	140,372
Parkway Properties Inc REIT	38,220	594,703
Patriot National Inc *	3,983	63,051
Peapack Gladstone Financial Corp	7,031	148,846
Pebblebrook Hotel Trust REIT	32,698	1,159,144
Penns Woods Bancorp Inc	2,232	91,333
Pennsylvania REIT	31,131	617,328
PennyMac Financial Services Inc ‘A’ *	6,320	101,120
PennyMac Mortgage Investment Trust REIT	26,181	405,020
Peoples Bancorp Inc	8,256	171,642
Peoples Financial Services Corp	3,484	121,696
PHH Corp *	23,040	325,325
Physicians Realty Trust REIT	32,775	494,575
PICO Holdings Inc *	10,593	102,540
Pinnacle Financial Partners Inc	16,414	811,016
Piper Jaffray Cos *	6,717	242,954
Potlatch Corp REIT	18,324	527,548
PRA Group Inc *	21,932	1,160,641
Preferred Apartment Communities Inc ‘A’ REIT	10,209	111,074
Preferred Bank	5,284	166,974
Primerica Inc	23,576	1,062,570
PrivateBancorp Inc	35,723	1,369,263
Prosperity Bancshares Inc	31,794	1,561,403
Provident Financial Services Inc	30,035	585,683
PS Business Parks Inc REIT	8,896	706,164
Pzena Investment Management Inc ‘A’	5,865	52,199
QCR Holdings Inc	5,441	118,995
QTS Realty Trust Inc ‘A’ REIT	12,869	562,247

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Radian Group Inc	87,230	$1,387,829
RAIT Financial Trust REIT	38,266	189,799
Ramco-Gershenson Properties Trust REIT	36,528	548,285
RCS Capital Corp ‘A’ *	22,897	18,547
RE/MAX Holdings Inc ‘A’	5,591	201,164
Redwood Trust Inc REIT	38,214	528,882
Regional Management Corp *	5,198	80,569
Renasant Corp	18,386	603,980
Republic Bancorp Inc ‘A’	4,446	109,149
Resource America Inc ‘A’	7,411	49,283
Resource Capital Corp REIT	15,602	174,274
Retail Opportunity Investments Corp REIT	44,383	734,095
Rexford Industrial Realty Inc REIT	26,146	360,553
RLI Corp	19,751	1,057,271
RLJ Lodging Trust REIT	60,220	1,521,759
Rouse Properties Inc REIT	16,952	264,112
Ryman Hospitality Properties Inc REIT	19,923	980,809
S&T Bancorp Inc	15,878	517,940
Sabra Health Care REIT Inc	29,467	683,045
Safeguard Scientifics Inc *	9,520	147,941
Safety Insurance Group Inc	6,739	364,917
Sandy Spring Bancorp Inc	11,309	296,070
Saul Centers Inc REIT	4,476	231,633
Seacoast Banking Corp of Florida *	10,253	150,514
Select Income REIT	28,986	551,024
Selective Insurance Group Inc	26,018	808,119
ServisFirst Bancshares Inc	10,192	423,274
Sierra Bancorp	5,553	88,626
Silver Bay Realty Trust Corp REIT	16,909	270,713
Simmons First National Corp ‘A’	13,665	654,963
South State Corp	10,951	841,803
Southside Bancshares Inc	11,674	321,619
Southwest Bancorp Inc	8,715	143,013
Sovran Self Storage Inc REIT	16,294	1,536,524
Square 1 Financial Inc ‘A’ *	7,951	204,142
STAG Industrial Inc REIT	30,165	549,305
Starwood Waypoint Residential Trust REIT	17,798	424,126
State Auto Financial Corp	6,744	153,831
State Bank Financial Corp	16,390	338,945
State National Cos Inc	14,212	132,882
Sterling Bancorp	55,128	819,753
Stewart Information Services Corp	10,601	433,687
Stifel Financial Corp *	30,857	1,299,080
Stock Yards Bancorp Inc	6,798	247,107
Stonegate Bank	5,028	159,941
Stonegate Mortgage Corp *	6,642	47,225
STORE Capital Corp REIT	16,583	342,605
Strategic Hotels & Resorts Inc REIT *	125,372	1,728,880
Suffolk Bancorp	5,503	150,342
Summit Hotel Properties Inc REIT	41,611	485,600
Sun Bancorp Inc *	3,916	75,148
Sun Communities Inc REIT	21,319	1,444,575
Sunstone Hotel Investors Inc REIT	94,696	1,252,828
Symetra Financial Corp	34,345	1,086,676
Talmer Bancorp Inc ‘A’	22,878	380,919
Tejon Ranch Co *	6,247	136,247
Terreno Realty Corp REIT	19,969	392,191
Territorial Bancorp Inc	3,942	102,650
Texas Capital Bancshares Inc *	20,827	1,091,751
The Bancorp Inc *	15,765	120,129
The First of Long Island Corp	5,619	151,882
The GEO Group Inc REIT	34,214	1,017,524
The JG Wentworth Co ‘A’ *	6,660	32,834
The Navigators Group Inc *	4,884	380,854
The St Joe Co *	11,678	223,400
Third Point Reinsurance Ltd * (Bermuda)	38,894	523,124
Tiptree Financial Inc ‘A’	12,249	78,394
Tompkins Financial Corp	6,896	367,971
Towne Bank	20,836	392,759
TriCo Bancshares	10,410	255,774

	Shares	Value
TriState Capital Holdings Inc *	9,837	$122,667
Triumph Bancorp Inc *	7,151	120,137
TrustCo Bank Corp NY	43,358	253,211
Trustmark Corp	30,877	715,420
UMB Financial Corp	17,760	902,386
UMH Properties Inc REIT	10,770	100,161
Umpqua Holdings Corp	100,077	1,631,255
Union Bankshares Corp	20,605	494,520
United Bankshares Inc	31,476	1,195,773
United Community Banks Inc	23,859	487,678
United Community Financial Corp	22,622	113,110
United Development Funding IV REIT	13,844	243,654
United Financial Bancorp Inc	22,655	295,648
United Fire Group Inc	9,223	323,266
United Insurance Holdings Corp	8,086	106,331
Universal Health Realty Income Trust REIT	4,266	200,246
Universal Insurance Holdings Inc	14,756	435,892
Univest Corp of Pennsylvania	8,124	156,143
Urban Edge Properties REIT	39,691	856,929
Urstadt Biddle Properties Inc ‘A’ REIT	8,855	165,943
Valley National Bancorp	106,637	1,049,308
Virtu Financial Inc ‘A’	8,856	202,980
Virtus Investment Partners Inc	3,148	316,374
Walker & Dunlop Inc *	12,169	317,368
Walter Investment Management Corp *	17,402	282,783
Washington REIT	31,179	777,292
Washington Federal Inc	42,755	972,676
Washington Trust Bancorp Inc	6,809	261,806
Waterstone Financial Inc	12,186	164,267
Webster Financial Corp	41,347	1,473,194
WesBanco Inc	17,571	552,608
West Bancorp Inc	7,303	136,931
Westamerica Bancorp	11,677	518,926
Western Alliance Bancorp *	39,225	1,204,600
Western Asset Mortgage Capital Corp REIT	20,424	257,547
Westwood Holdings Group Inc	3,559	193,432
Whitestone REIT	12,058	139,029
Wilshire Bancorp Inc	32,325	339,736
Wintrust Financial Corp	21,483	1,147,837
WisdomTree Investments Inc	52,373	844,776
World Acceptance Corp *	3,371	90,478
WSFS Financial Corp	12,955	373,234
Xenia Hotels & Resorts Inc REIT	50,778	886,584
Yadkin Financial Corp	11,533	247,844
ZAIS Group Holdings Inc ‘A’ *	1,178	11,097

		194,055,305

Health Care - 15.1%

AAC Holdings Inc *	3,611	80,345
Abaxis Inc	10,403	457,628
Abeona Therapeutics Inc *	4,705	19,055
ABIOMED Inc *	19,020	1,764,295
ACADIA Pharmaceuticals Inc *	36,222	1,197,862
Accelerate Diagnostics Inc *	9,909	160,328
Acceleron Pharma Inc *	9,923	247,083
Accuray Inc *	36,533	182,482
Aceto Corp	13,319	365,607
Achillion Pharmaceuticals Inc *	53,926	372,629
Acorda Therapeutics Inc *	19,622	520,179
Adamas Pharmaceuticals Inc *	4,759	79,666
Addus HomeCare Corp *	2,963	92,297
Adeptus Health Inc ‘A’ *	2,852	230,328
Aduro Biotech Inc *	3,779	73,199
Advaxis Inc *	14,070	143,936
Aegerion Pharmaceuticals Inc *	11,503	156,441
Aerie Pharmaceuticals Inc *	9,450	167,643
Affimed NV * (Germany)	7,209	44,480
Affymetrix Inc *	35,445	302,700
Agenus Inc *	34,970	160,862
Agile Therapeutics Inc *	4,634	31,233

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Aimmune Therapeutics Inc *	5,027	$127,284
Air Methods Corp *	18,015	614,131
Akebia Therapeutics Inc *	10,995	106,212
Albany Molecular Research Inc *	11,450	199,459
Alder Biopharmaceuticals Inc *	10,695	350,368
Alimera Sciences Inc *	13,396	29,605
Alliance HealthCare Services Inc *	2,288	22,331
Almost Family Inc *	3,267	130,843
AMAG Pharmaceuticals Inc *	7,678	305,047
Amedisys Inc *	12,918	490,496
Amicus Therapeutics Inc *	53,135	743,359
AMN Healthcare Services Inc *	21,814	654,638
Amphastar Pharmaceuticals Inc *	14,628	171,001
Amsurg Corp *	22,065	1,714,671
Anacor Pharmaceuticals Inc *	18,650	2,195,291
Analogic Corp	5,737	470,663
AngioDynamics Inc *	11,705	154,389
ANI Pharmaceuticals Inc *	3,581	141,485
Anika Therapeutics Inc *	6,671	212,338
Antares Pharma Inc *	71,590	121,703
Anthera Pharmaceuticals Inc *	18,143	110,491
Applied Genetic Technologies Corp *	3,941	51,785
Aratana Therapeutics Inc *	13,568	114,785
Ardelyx Inc *	7,543	130,343
Arena Pharmaceuticals Inc *	111,203	212,398
ARIAD Pharmaceuticals Inc *	76,848	448,792
Array BioPharma Inc *	64,619	294,663
Arrowhead Research Corp *	27,566	158,780
Assembly Biosciences Inc *	6,526	62,389
Asterias Biotherapeutics Inc *	4,798	18,568
Atara Biotherapeutics Inc *	7,698	242,025
AtriCure Inc *	13,115	287,350
Atrion Corp	666	249,723
aTyr Pharma Inc *	2,894	29,692
Avalanche Biotechnologies Inc *	8,925	73,542
Axovant Sciences Ltd *	5,931	76,629
Bellicum Pharmaceuticals Inc *	3,712	53,935
BioCryst Pharmaceuticals Inc *	33,156	377,978
BioDelivery Sciences International Inc *	21,241	118,100
BioScrip Inc *	30,998	57,966
BioSpecifics Technologies Corp *	2,232	97,181
BioTelemetry Inc *	12,415	151,960
BioTime Inc *	23,201	69,603
Blueprint Medicines Corp *	4,307	91,911
Calithera Biosciences Inc *	5,348	29,040
Cambrex Corp *	14,398	571,313
Cantel Medical Corp	15,828	897,448
Capital Senior Living Corp *	13,620	273,081
Cara Therapeutics Inc *	8,537	121,994
Carbylan Therapeutics Inc *	5,713	20,395
Cardiovascular Systems Inc *	14,509	229,823
Castlight Health Inc ‘B’ *	15,812	66,410
Catabasis Pharmaceuticals Inc *	972	7,863
Catalent Inc *	38,388	932,828
Catalyst Pharmaceuticals Inc *	34,155	102,465
Celldex Therapeutics Inc *	45,078	475,122
Cellular Biomedicine Group Inc *	4,499	76,168
Cempra Inc *	14,596	406,353
Cepheid *	32,719	1,478,899
Cerus Corp *	43,785	198,784
Chemed Corp	7,767	1,036,661
ChemoCentryx Inc *	12,663	76,611
Chiasma Inc *	2,861	56,877
Chimerix Inc *	20,929	799,488
Cidara Therapeutics Inc *	2,226	28,315
Civitas Solutions Inc *	5,321	121,957
Clovis Oncology Inc *	12,748	1,172,306
Coherus Biosciences Inc *	10,755	215,530
Collegium Pharmaceutical Inc *	3,089	68,298
Computer Programs & Systems Inc	5,163	217,517

	Shares	Value
Concert Pharmaceuticals Inc *	6,920	$129,888
ConforMIS Inc *	4,069	73,486
CONMED Corp	12,712	606,871
Connecture Inc *	3,381	15,417
Corcept Therapeutics Inc *	28,393	106,758
Corindus Vascular Robotics Inc *	9,419	29,105
Corium International Inc *	3,777	35,315
CorMedix Inc *	15,051	29,951
CorVel Corp *	3,960	127,908
Cross Country Healthcare Inc *	14,838	201,945
CryoLife Inc	11,771	114,532
CTI BioPharma Corp *	74,830	109,252
Curis Inc *	50,553	102,117
Cutera Inc *	6,697	87,597
Cyberonics Inc *	11,997	729,178
Cynosure Inc ‘A’ *	10,309	309,682
Cytokinetics Inc *	16,010	107,107
CytRx Corp *	29,099	68,965
Depomed Inc *	27,538	519,091
Dermira Inc *	6,666	155,584
Dicerna Pharmaceuticals Inc *	6,667	54,736
Diplomat Pharmacy Inc *	16,586	476,516
Durect Corp *	50,378	98,237
Dyax Corp *	66,197	1,263,701
Dynavax Technologies Corp *	16,287	399,683
Eagle Pharmaceuticals Inc *	3,938	291,530
Emergent BioSolutions Inc *	13,928	396,809
Enanta Pharmaceuticals Inc *	7,377	266,605
EndoChoice Holdings Inc *	1,917	21,777
Endocyte Inc *	17,148	78,538
Endologix Inc *	31,150	381,899
Entellus Medical Inc *	2,562	46,167
Epizyme Inc *	13,172	169,392
Esperion Therapeutics Inc *	6,036	142,389
Evolent Health Inc ‘A’ *	5,375	85,785
Exact Sciences Corp *	43,932	790,337
Exactech Inc *	4,765	83,054
ExamWorks Group Inc *	18,980	554,975
Exelixis Inc *	103,142	578,627
Fibrocell Science Inc *	11,714	45,099
FibroGen Inc *	21,890	479,829
Five Prime Therapeutics Inc *	9,837	151,391
Five Star Quality Care Inc *	19,213	59,368
Flex Pharma Inc *	2,409	28,932
Flexion Therapeutics Inc *	6,360	94,510
Fluidigm Corp *	13,385	108,552
Foamix Pharmaceuticals Ltd * (Israel)	10,564	77,434
Foundation Medicine Inc *	5,462	100,774
Galena Biopharma Inc *	75,616	119,473
Genesis Healthcare Inc *	16,935	103,812
GenMark Diagnostics Inc *	19,352	152,300
Genocea Biosciences Inc *	8,578	58,759
Genomic Health Inc *	8,131	172,052
Geron Corp *	72,235	199,369
Glaukos Corp *	2,801	67,756
Global Blood Therapeutics Inc *	3,129	131,919
Globus Medical Inc ‘A’ *	31,753	656,017
Greatbatch Inc *	11,832	667,561
Haemonetics Corp *	23,888	772,060
Halozyme Therapeutics Inc *	48,562	652,188
Halyard Health Inc *	21,537	612,512
Hanger Inc *	16,333	222,782
Harvard Bioscience Inc *	12,671	47,896
HealthEquity Inc *	16,633	491,505
HealthSouth Corp	41,990	1,611,156
HealthStream Inc *	11,642	253,912
Healthways Inc *	14,399	160,117
HeartWare International Inc *	7,972	417,015
Heron Therapeutics Inc *	13,397	326,887
Heska Corp *	2,598	79,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
HMS Holdings Corp *	41,053	$360,035
ICU Medical Inc *	6,531	715,145
Idera Pharmaceuticals Inc *	38,891	130,285
IGI Laboratories Inc *	19,243	125,849
Ignyta Inc *	9,741	85,526
Immune Design Corp *	5,026	61,317
ImmunoGen Inc *	39,439	378,614
Immunomedics Inc *	43,213	74,326
Impax Laboratories Inc *	32,604	1,147,987
Imprivata Inc *	4,162	73,959
INC Research Holdings Inc ‘A’ *	5,941	237,640
Infinity Pharmaceuticals Inc *	22,569	190,708
Inogen Inc *	7,280	353,444
Inovio Pharmaceuticals Inc *	33,102	191,330
Insmed Inc *	28,134	522,448
Insulet Corp *	26,126	676,925
Insys Therapeutics Inc *	10,776	306,685
Integra LifeSciences Holdings Corp *	12,749	759,203
Intersect ENT Inc *	7,576	177,278
Intra-Cellular Therapies Inc *	9,943	398,118
Invacare Corp	14,901	215,617
Invitae Corp *	3,155	22,779
InVivo Therapeutics Holdings Corp *	12,518	107,905
Invuity Inc *	1,524	21,366
IPC Healthcare Inc *	7,965	618,801
iRadimed Corp *	1,181	28,769
Ironwood Pharmaceuticals Inc *	57,603	600,223
K2M Group Holdings Inc *	8,316	154,678
Karyopharm Therapeutics Inc *	10,606	111,681
Keryx Biopharmaceuticals Inc *	47,399	166,844
Kindred Healthcare Inc	38,202	601,682
Kite Pharma Inc *	13,225	736,368
KYTHERA Biopharmaceuticals Inc *	11,829	886,938
La Jolla Pharmaceutical Co *	5,983	166,268
Landauer Inc	4,403	162,867
Lannett Co Inc *	12,216	507,208
Lantheus Holdings Inc *	4,118	17,707
LDR Holding Corp *	11,323	390,983
LeMaitre Vascular Inc	5,505	67,106
Lexicon Pharmaceuticals Inc *	18,766	201,547
LHC Group Inc *	5,956	266,650
Ligand Pharmaceuticals Inc *	8,065	690,767
Lion Biotechnologies Inc *	20,593	118,616
Loxo Oncology Inc *	3,588	62,718
Luminex Corp *	19,686	332,890
MacroGenics Inc *	14,427	309,026
Magellan Health Inc *	12,509	693,374
MannKind Corp *	112,808	362,114
Masimo Corp *	20,155	777,177
MedAssets Inc *	27,886	559,393
Medgenics Inc * (Israel)	7,655	59,862
Medidata Solutions Inc *	25,085	1,056,329
Merge Healthcare Inc *	31,499	223,643
Meridian Bioscience Inc	19,192	328,183
Merit Medical Systems Inc *	20,323	485,923
Merrimack Pharmaceuticals Inc *	50,444	429,278
MiMedx Group Inc *	49,850	481,053
Mirati Therapeutics Inc *	4,959	170,689
Molina Healthcare Inc *	17,890	1,231,726
Momenta Pharmaceuticals Inc *	27,974	459,053
Myriad Genetics Inc *	31,473	1,179,608
NanoString Technologies Inc *	5,975	95,600
NantKwest Inc *	2,299	26,347
Natera Inc *	3,716	40,319
National HealthCare Corp	4,583	279,059
National Research Corp ‘A’	4,811	57,443
National Research Corp ‘B’	358	11,814
Natus Medical Inc *	15,209	599,995
Navidea Biopharmaceuticals Inc *	69,192	157,758
Nektar Therapeutics *	60,227	660,088

	Shares	Value
Neogen Corp *	16,951	$762,625
NeoGenomics Inc *	24,732	141,714
Neos Therapeutics Inc *	2,049	43,049
Neurocrine Biosciences Inc *	38,850	1,545,841
Nevro Corp *	7,719	358,084
NewLink Genetics Corp *	9,544	342,057
Nivalis Therapeutics Inc *	1,456	18,884
Nobilis Health Corp *	15,235	79,527
Northwest Biotherapeutics Inc *	21,178	132,363
Novavax Inc *	122,719	867,623
NuVasive Inc *	22,048	1,063,155
NxStage Medical Inc *	29,109	459,049
Ocata Therapeutics Inc *	18,613	77,802
Ocular Therapeutix Inc *	7,103	99,868
Omeros Corp *	17,324	189,871
Omnicell Inc *	16,599	516,229
OncoMed Pharmaceuticals Inc *	7,723	128,125
Oncothyreon Inc *	41,480	113,655
Ophthotech Corp *	10,875	440,655
OraSure Technologies Inc *	26,427	117,336
Orexigen Therapeutics Inc *	47,757	100,767
Organovo Holdings Inc *	42,037	112,659
Orthofix International NV *	8,692	293,355
Osiris Therapeutics Inc *	8,733	161,299
Otonomy Inc *	6,739	120,022
OvaScience Inc *	10,783	91,548
Owens & Minor Inc	29,130	930,412
Oxford Immunotec Global PLC *	9,349	126,212
Pacific Biosciences of California Inc *	27,639	101,159
Pacira Pharmaceuticals Inc *	16,707	686,658
Paratek Pharmaceuticals Inc	5,442	103,398
PAREXEL International Corp *	25,131	1,556,112
PDL BioPharma Inc	75,791	381,229
Peregrine Pharmaceuticals Inc *	89,329	91,116
Pernix Therapeutics Holdings Inc *	20,030	63,295
Pfenex Inc *	7,484	112,335
PharMerica Corp *	13,955	397,299
Phibro Animal Health Corp ‘A’	8,031	254,021
Portola Pharmaceuticals Inc *	21,130	900,561
POZEN Inc *	13,289	77,541
PRA Health Sciences Inc *	9,129	354,479
Press Ganey Holdings Inc *	4,897	144,902
Prestige Brands Holdings Inc *	24,003	1,083,975
Progenics Pharmaceuticals Inc *	31,874	182,319
Proteon Therapeutics Inc *	3,323	46,223
Prothena Corp PLC * (Ireland)	14,331	649,768
PTC Therapeutics Inc *	15,528	414,598
Quality Systems Inc	22,718	283,521
Quidel Corp *	13,413	253,237
Radius Health Inc *	15,114	1,047,551
RadNet Inc *	15,976	88,667
Raptor Pharmaceutical Corp *	36,906	223,281
Regulus Therapeutics Inc *	12,895	84,333
Relypsa Inc *	14,929	276,336
Repligen Corp *	15,046	419,031
Retrophin Inc *	16,056	325,295
Revance Therapeutics Inc *	7,156	212,963
Rigel Pharmaceuticals Inc *	40,730	100,603
Rockwell Medical Inc *	23,052	177,731
RTI Surgical Inc *	26,618	151,190
Sage Therapeutics Inc *	6,317	267,335
Sagent Pharmaceuticals Inc *	10,100	154,833
Sangamo BioSciences Inc *	31,785	179,267
Sarepta Therapeutics Inc *	18,993	609,865
SciClone Pharmaceuticals Inc *	22,684	157,427
SeaSpine Holdings Corp *	4,155	67,311
Second Sight Medical Products Inc *	5,681	33,688
Select Medical Holdings Corp	48,125	519,269
Sequenom Inc *	54,267	94,967
Seres Therapeutics Inc *	3,631	107,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Sientra Inc *	3,230	$32,785
Sorrento Therapeutics Inc *	12,842	107,744
Spark Therapeutics Inc *	3,653	152,440
Spectrum Pharmaceuticals Inc *	30,702	183,598
STAAR Surgical Co *	18,346	142,365
Stemline Therapeutics Inc *	6,884	60,786
STERIS Corp	27,309	1,774,266
Sucampo Pharmaceuticals Inc ‘A’ *	11,406	226,637
Supernus Pharmaceuticals Inc *	15,799	221,660
Surgical Care Affiliates Inc *	9,892	323,369
SurModics Inc *	6,229	136,041
Synergy Pharmaceuticals Inc *	45,938	243,471
Synta Pharmaceuticals Corp *	40,205	69,957
T2 Biosystems Inc *	4,225	37,011
Tandem Diabetes Care Inc *	8,260	72,771
Team Health Holdings Inc *	32,841	1,774,399
Teladoc Inc *	3,791	84,501
TESARO Inc *	10,664	427,626
Tetraphase Pharmaceuticals Inc *	16,560	123,538
TG Therapeutics Inc *	16,123	162,520
The Ensign Group Inc	11,667	497,364
The Medicines Co *	30,372	1,152,921
The Providence Service Corp *	6,269	273,203
The Spectranetics Corp *	19,659	231,780
TherapeuticsMD Inc *	58,311	341,702
Theravance Biopharma Inc * (Cayman)	11,638	127,902
Theravance Inc	38,887	279,209
Thoratec Corp *	24,681	1,561,320
Threshold Pharmaceuticals Inc *	29,668	120,749
Tobira Therapeutics Inc *	1,135	10,964
Tokai Pharmaceuticals Inc *	4,462	46,182
Tornier NV *	16,751	341,553
TransEnterix Inc *	20,275	45,822
Trevena Inc *	13,453	139,239
Triple-S Management Corp ‘B’ *	11,070	197,157
Trovagene Inc *	14,123	80,360
Trupanion Inc *	6,839	51,634
Ultragenyx Pharmaceutical Inc *	17,486	1,684,077
Unilife Corp *	53,579	52,502
Universal American Corp *	22,586	154,488
US Physical Therapy Inc	5,686	255,245
Utah Medical Products Inc	1,847	99,498
Vanda Pharmaceuticals Inc *	19,152	216,035
Vascular Solutions Inc *	8,081	261,905
Veracyte Inc *	6,164	28,909
Verastem Inc *	14,588	26,113
Versartis Inc *	10,210	117,721
Vitae Pharmaceuticals Inc *	6,270	69,033
Vital Therapies Inc *	7,612	30,752
VIVUS Inc *	49,495	81,172
Vocera Communications Inc *	11,943	136,270
vTv Therapeutics Inc ‘A’ *	1,646	10,732
WellCare Health Plans Inc *	20,037	1,726,789
West Pharmaceutical Services Inc	32,872	1,779,033
Wright Medical Group Inc *	23,715	498,489
XBiotech Inc *	1,904	28,446
Xencor Inc *	12,942	158,281
XenoPort Inc *	26,772	92,899
XOMA Corp *	39,489	29,684
Zafgen Inc *	7,506	239,817
Zeltiq Aesthetics Inc *	14,913	477,663
ZIOPHARM Oncology Inc *	52,522	473,223
Zogenix Inc *	10,647	143,735
ZS Pharma Inc *	8,327	546,751
Zynerba Pharmaceuticals Inc *	1,546	22,123

		117,159,040

Industrials - 11.9%

AAON Inc	18,671	361,844
AAR Corp	16,261	308,471

	Shares	Value
ABM Industries Inc	25,106	$685,645
Acacia Research Corp	23,460	213,017
ACCO Brands Corp *	50,509	357,099
Accuride Corp *	17,291	47,896
Actuant Corp ‘A’	27,395	503,794
Advanced Drainage Systems Inc	15,547	449,775
Aegion Corp *	16,754	276,106
Aerojet Rocketdyne Holdings Inc *	28,754	465,240
Aerovironment Inc *	9,019	180,741
Air Transport Services Group Inc *	24,174	206,688
Aircastle Ltd	28,660	590,683
Alamo Group Inc	4,463	208,645
Albany International Corp ‘A’	12,889	368,754
Allegiant Travel Co	6,100	1,319,125
Allied Motion Technologies Inc	2,945	52,333
Altra Industrial Motion Corp	12,083	279,359
Ameresco Inc ‘A’ *	9,140	53,743
American Railcar Industries Inc	4,350	157,296
American Science & Engineering Inc	3,348	119,055
American Woodmark Corp *	5,914	383,641
Apogee Enterprises Inc	13,376	597,238
Applied Industrial Technologies Inc	18,397	701,846
ARC Document Solutions Inc *	18,571	110,497
ArcBest Corp	11,908	306,869
Argan Inc	6,016	208,635
Astec Industries Inc	8,665	290,364
Astronics Corp *	8,830	356,997
Atlas Air Worldwide Holdings Inc *	11,491	397,129
AZZ Inc	11,828	575,905
Barnes Group Inc	25,084	904,278
Barrett Business Services Inc	3,266	140,209
Beacon Roofing Supply Inc *	22,788	740,382
Blount International Inc *	22,671	126,277
Blue Bird Corp *	1,904	18,964
Brady Corp ‘A’	21,753	427,664
Briggs & Stratton Corp	20,468	395,237
Builders FirstSource Inc *	22,505	285,363
CAI International Inc *	8,107	81,719
Casella Waste Systems Inc ‘A’ *	18,099	104,974
CBIZ Inc *	23,320	229,002
CDI Corp	6,474	55,353
CEB Inc	15,251	1,042,253
CECO Environmental Corp	11,156	91,368
Celadon Group Inc	12,637	202,445
Chart Industries Inc *	14,020	269,324
CIRCOR International Inc	7,898	316,868
Civeo Corp	50,801	75,185
CLARCOR Inc	22,702	1,082,431
Columbus McKinnon Corp	9,053	164,402
Comfort Systems USA Inc	17,135	467,100
Commercial Vehicle Group Inc *	13,643	54,981
Con-way Inc	26,101	1,238,492
Continental Building Products Inc *	14,552	298,898
Covenant Transportation Group Inc ‘A’ *	5,341	95,978
CRA International Inc *	4,454	96,117
Cubic Corp	9,903	415,332
Curtiss-Wright Corp	21,612	1,349,021
Deluxe Corp	22,703	1,265,465
DigitalGlobe Inc *	33,302	633,404
Douglas Dynamics Inc	10,418	206,901
Ducommun Inc *	5,126	102,879
DXP Enterprises Inc *	5,700	155,496
Dycom Industries Inc *	15,523	1,123,244
Eagle Bulk Shipping Inc *	10,137	60,112
Echo Global Logistics Inc *	13,786	270,206
EMCOR Group Inc	28,443	1,258,603
Encore Wire Corp	9,499	310,332
EnerSys	20,125	1,078,298
Engility Holdings Inc	8,217	211,834
Ennis Inc	11,833	205,421

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Enphase Energy Inc *	13,139	$48,614
EnPro Industries Inc	10,530	412,460
ESCO Technologies Inc	11,930	428,287
Essendant Inc	17,575	569,957
Esterline Technologies Corp *	13,415	964,404
Exponent Inc	12,047	536,814
Federal Signal Corp	28,716	393,696
Forward Air Corp	14,127	586,129
Franklin Covey Co *	5,509	88,475
Franklin Electric Co Inc	21,768	592,743
FreightCar America Inc	5,614	96,336
FTI Consulting Inc *	19,202	797,075
FuelCell Energy Inc *	111,211	81,718
Furmanite Corp *	17,716	107,713
G&K Services Inc ‘A’	9,118	607,441
Generac Holdings Inc *	31,278	941,155
General Cable Corp	22,332	265,751
Gibraltar Industries Inc *	14,070	258,185
Global Brass & Copper Holdings Inc	9,984	204,772
Golden Ocean Group Ltd (Norway)	30,091	74,024
GP Strategies Corp *	6,086	138,883
Graham Corp	4,694	82,849
Granite Construction Inc	18,071	536,167
Great Lakes Dredge & Dock Corp *	26,921	135,682
Griffon Corp	15,670	247,116
H&E Equipment Services Inc	14,270	238,594
Harsco Corp	36,679	332,679
Hawaiian Holdings Inc *	21,905	540,615
HC2 Holdings Inc *	9,096	63,763
Healthcare Services Group Inc	32,618	1,099,227
Heartland Express Inc	23,040	459,418
HEICO Corp	8,844	432,295
HEICO Corp ‘A’	18,275	829,868
Heidrick & Struggles International Inc	8,415	163,672
Heritage-Crystal Clean Inc *	5,968	61,291
Herman Miller Inc	27,265	786,323
Hill International Inc *	17,829	58,479
Hillenbrand Inc	28,831	749,894
HNI Corp	20,348	872,929
Hub Group Inc ‘A’ *	16,503	600,874
Hurco Cos Inc	2,991	78,484
Huron Consulting Group Inc *	10,683	668,008
Hyster-Yale Materials Handling Inc	4,353	251,734
ICF International Inc *	9,084	276,063
InnerWorkings Inc *	17,054	106,588
Insperity Inc	8,867	389,527
Insteel Industries Inc	8,333	133,995
Interface Inc	30,217	678,070
John Bean Technologies Corp	13,408	512,856
Kadant Inc	5,013	195,557
Kaman Corp	12,460	446,691
Kelly Services Inc ‘A’	13,304	188,119
Kforce Inc	11,257	295,834
Kimball International Inc ‘B’	15,590	147,481
KLX Inc *	24,183	864,300
Knight Transportation Inc	28,690	688,560
Knoll Inc	22,392	492,176
Korn/Ferry International	22,753	752,442
Kratos Defense & Security Solutions Inc *	20,811	87,822
Lawson Products Inc *	2,533	54,839
LB Foster Co ‘A’	4,669	57,335
Lindsay Corp	5,448	369,320
LSI Industries Inc	9,814	82,830
Lydall Inc *	7,802	222,279
Marten Transport Ltd	10,920	176,576
Masonite International Corp *	13,902	842,183
MasTec Inc *	30,773	487,137
Matson Inc	19,876	765,027
Matthews International Corp ‘A’	15,102	739,545
McGrath RentCorp	11,938	318,625

	Shares	Value
Meritor Inc *	44,886	$477,138
Milacron Holdings Corp *	5,894	103,440
Miller Industries Inc	5,092	99,498
Mistras Group Inc *	7,829	100,603
Mobile Mini Inc	20,915	643,973
Moog Inc ‘A’ *	17,762	960,391
MRC Global Inc *	47,274	527,105
MSA Safety Inc	13,494	539,355
Mueller Industries Inc	25,448	752,752
Mueller Water Products Inc ‘A’	73,631	564,013
Multi-Color Corp	5,818	445,019
MYR Group Inc *	9,696	254,035
National Presto Industries Inc	2,199	185,288
Navigant Consulting Inc *	22,305	354,873
Navios Maritime Holdings Inc (Monaco)	36,876	91,821
Navistar International Corp *	23,416	297,852
NCI Building Systems Inc *	12,610	133,288
Neff Corp ‘A’ *	5,503	30,762
NL Industries Inc *	3,396	10,154
NN Inc	12,380	229,030
Nortek Inc *	4,434	280,717
Northwest Pipe Co *	4,223	55,152
NV5 Holdings Inc *	2,355	43,709
Omega Flex Inc	1,397	46,660
On Assignment Inc *	23,430	864,567
Orion Marine Group Inc *	12,817	76,646
PAM Transportation Services Inc *	1,488	49,178
Park-Ohio Holdings Corp	4,061	117,200
Patrick Industries Inc *	5,967	235,637
Pendrell Corp *	75,608	54,438
PGT Inc *	22,083	271,179
Plug Power Inc *	78,577	143,796
Ply Gem Holdings Inc *	9,965	116,591
Powell Industries Inc	4,048	121,845
Power Solutions International Inc *	2,121	48,168
PowerSecure International Inc *	10,300	118,656
Preformed Line Products Co	1,160	43,094
Primoris Services Corp	17,789	318,601
Proto Labs Inc *	10,757	720,719
Quad/Graphics Inc	13,118	158,728
Quanex Building Products Corp	15,602	283,488
Radiant Logistics Inc *	14,049	62,659
Raven Industries Inc	17,187	291,320
RBC Bearings Inc *	10,676	637,677
Republic Airways Holdings Inc *	23,622	136,535
Resources Connection Inc	17,425	262,595
Rexnord Corp *	46,769	794,138
Roadrunner Transportation Systems Inc *	12,939	238,078
RPX Corp *	25,195	345,675
Rush Enterprises Inc ‘A’ *	16,197	391,967
Safe Bulkers Inc (Greece)	15,463	42,678
Saia Inc *	11,504	356,049
Scorpio Bulkers Inc *	146,934	214,524
Simpson Manufacturing Co Inc	19,240	644,348
SkyWest Inc	23,500	391,980
SP Plus Corp *	7,720	178,718
Sparton Corp *	4,595	98,333
Standex International Corp	5,891	443,887
Steelcase Inc ‘A’	38,100	701,421
Stock Building Supply Holdings Inc *	6,955	122,478
Sun Hydraulics Corp	10,345	284,177
Sunrun Inc *	7,585	78,656
Swift Transportation Co *	40,571	609,376
TAL International Group Inc *	15,388	210,354
TASER International Inc *	24,683	543,643
Team Inc *	9,577	307,613
Teledyne Technologies Inc *	16,132	1,456,720
Tennant Co	8,447	474,552
Tetra Tech Inc	27,620	671,442
Textainer Group Holdings Ltd	10,208	168,330

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
The Advisory Board Co *	19,579	$891,628
The Brink’s Co	22,278	601,729
The ExOne Co *	5,077	34,067
The Gorman-Rupp Co	8,688	208,251
The Greenbrier Cos Inc	12,204	391,870
The KEYW Holding Corp *	15,412	94,784
Thermon Group Holdings Inc *	14,791	303,955
Titan International Inc	19,567	129,338
Titan Machinery Inc *	7,787	89,395
TRC Cos Inc *	7,901	93,469
Trex Co Inc *	14,771	492,317
TriMas Corp *	20,818	340,374
TriNet Group Inc *	18,987	318,982
TrueBlue Inc *	19,258	432,727
Tutor Perini Corp *	17,299	284,742
Twin Disc Inc	3,734	46,339
Ultrapetrol Bahamas Ltd * (Bahamas)	11,594	4,754
UniFirst Corp	6,688	714,345
Univar Inc *	17,234	312,797
Universal Forest Products Inc	9,253	533,713
Universal Truckload Services Inc	3,661	57,002
US Ecology Inc	9,976	435,452
USA Truck Inc *	4,566	78,672
UTi Worldwide Inc *	42,040	192,964
Vectrus Inc *	5,058	111,478
Veritiv Corp *	3,826	142,480
Viad Corp	9,366	271,520
Vicor Corp *	7,513	76,633
Virgin America Inc *	11,536	394,877
Volt Information Sciences Inc *	4,603	41,887
VSE Corp	1,961	78,577
Wabash National Corp *	31,301	331,478
WageWorks Inc *	16,395	739,087
Watts Water Technologies Inc ‘A’	12,899	681,325
Werner Enterprises Inc	20,230	507,773
Wesco Aircraft Holdings Inc *	28,177	343,759
West Corp	24,027	538,205
Woodward Inc	29,530	1,201,871
Xerium Technologies Inc *	5,033	65,328
XPO Logistics Inc *	32,804	781,719
YRC Worldwide Inc *	14,984	198,688

		92,362,045

Information Technology - 16.7%

6D Global Technologies Inc * +	8,394	24,427
A10 Networks Inc *	15,571	93,270
ACI Worldwide Inc *	52,948	1,118,262
Actua Corp *	18,521	217,807
Acxiom Corp *	35,854	708,475
ADTRAN Inc	22,085	322,441
Advanced Energy Industries Inc *	18,744	492,967
Advanced Micro Devices Inc *	291,257	500,962
Aerohive Networks Inc *	10,582	63,280
Agilysys Inc *	6,730	74,838
Alarm.com Holdings Inc *	2,776	32,368
Alliance Fiber Optic Products Inc	6,614	113,033
Alpha & Omega Semiconductor Ltd *	7,000	54,530
Ambarella Inc *	14,373	830,616
Amber Road Inc *	7,738	32,654
American Software Inc ‘A’	11,323	106,663
Amkor Technology Inc *	45,211	202,997
Angie’s List Inc *	20,482	103,229
Anixter International Inc *	13,089	756,282
Apigee Corp *	1,951	20,583
Appfolio Inc ‘A’ *	1,960	33,026
Applied Micro Circuits Corp *	36,851	195,679
Applied Optoelectronics Inc *	7,401	138,991
Aspen Technology Inc *	38,812	1,471,363
AVG Technologies NV *	18,866	410,335
Avid Technology Inc *	14,601	116,224

	Shares	Value
AVX Corp	20,760	$271,748
Axcelis Technologies Inc *	51,064	136,341
Badger Meter Inc	6,658	386,563
Bankrate Inc *	30,527	315,954
Barracuda Networks Inc *	3,702	57,677
Bazaarvoice Inc *	27,840	125,558
Bel Fuse Inc ‘B’	4,745	92,243
Belden Inc	19,287	900,510
Benchmark Electronics Inc *	24,004	522,327
Benefitfocus Inc *	3,600	112,500
Black Box Corp	6,891	101,573
Blackbaud Inc	21,261	1,193,167
Blackhawk Network Holdings Inc *	24,731	1,048,347
Blucora Inc *	18,790	258,738
Bottomline Technologies de Inc *	18,745	468,812
Box Inc ‘A’ *	5,935	74,662
Brightcove Inc *	14,556	71,616
BroadSoft Inc *	13,353	400,056
Brooks Automation Inc	30,762	360,223
Cabot Microelectronics Corp *	11,314	438,304
CACI International Inc ‘A’ *	11,028	815,741
CalAmp Corp *	16,702	268,735
Calix Inc *	20,201	157,366
Callidus Software Inc *	25,303	429,898
Carbonite Inc *	8,310	92,490
Cardtronics Inc *	20,820	680,814
Care.com Inc *	8,319	42,760
Cascade Microtech Inc *	6,384	90,270
Cass Information Systems Inc	5,315	261,126
Cavium Inc *	25,117	1,541,430
CEVA Inc *	9,507	176,545
ChannelAdvisor Corp *	9,948	98,883
Checkpoint Systems Inc	19,195	139,164
Ciber Inc *	36,699	116,703
Ciena Corp *	56,165	1,163,739
Cimpress NV * (Netherlands)	14,893	1,133,506
Cirrus Logic Inc *	28,691	904,053
Clearfield Inc *	5,286	70,991
Code Rebel Corp *	457	3,254
Coherent Inc *	10,913	596,941
Cohu Inc	11,697	115,332
CommVault Systems Inc *	20,716	703,515
comScore Inc *	15,753	727,001
Comtech Telecommunications Corp	7,399	152,493
Constant Contact Inc *	14,718	356,764
Control4 Corp *	9,616	78,467
Convergys Corp	44,958	1,038,979
Cornerstone OnDemand Inc *	24,740	816,420
Coupons.com Inc *	27,926	251,334
Cray Inc *	18,720	370,843
CSG Systems International Inc	15,205	468,314
CTS Corp	15,185	281,074
Cvent Inc *	10,742	361,576
Daktronics Inc	17,687	153,346
Datalink Corp *	10,242	61,145
Demandware Inc *	15,327	792,099
DHI Group Inc *	20,508	149,913
Diebold Inc	29,706	884,348
Digi International Inc *	11,299	133,215
Digimarc Corp *	3,485	106,467
Digital Turbine Inc *	20,912	37,851
Diodes Inc *	17,120	365,854
Dot Hill Systems Corp *	28,013	272,566
DSP Group Inc *	10,260	93,469
DTS Inc *	8,058	215,149
EarthLink Holdings Corp	47,209	367,286
Eastman Kodak Co *	7,897	123,351
Ebix Inc	12,265	306,134
Electro Rent Corp	7,502	77,871
Electronics For Imaging Inc *	21,460	928,789

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Ellie Mae Inc *	13,497	$898,495
EMCORE Corp *	8,098	55,066
Endurance International Group Holdings Inc *	26,933	359,825
EnerNOC Inc *	12,360	97,644
Entegris Inc *	64,194	846,719
Envestnet Inc *	16,190	485,214
EPAM Systems Inc *	22,251	1,658,144
Epiq Systems Inc	14,663	189,446
ePlus Inc *	2,586	204,475
Euronet Worldwide Inc *	23,638	1,751,339
Everi Holdings Inc *	29,041	148,980
EVERTEC Inc	30,177	545,298
Everyday Health Inc *	9,978	91,199
Exar Corp *	17,981	106,987
ExlService Holdings Inc *	15,372	567,688
Extreme Networks Inc *	45,570	153,115
Fabrinet * (Thailand)	16,286	298,522
Fair Isaac Corp	14,179	1,198,125
Fairchild Semiconductor International Inc *	53,304	748,388
FARO Technologies Inc *	7,964	278,740
FEI Co	18,791	1,372,495
Finisar Corp *	47,595	529,732
Five9 Inc *	10,577	39,135
Fleetmatics Group PLC *	17,268	847,686
FormFactor Inc *	26,647	180,667
Forrester Research Inc	4,756	149,529
Gigamon Inc *	12,555	251,226
Globant SA *	7,018	214,681
Glu Mobile Inc *	55,237	241,386
Gogo Inc *	25,725	393,078
GrubHub Inc *	34,521	840,241
GSI Group Inc *	15,790	201,007
GTT Communications Inc *	11,193	260,349
Guidance Software Inc *	8,837	53,199
Guidewire Software Inc *	31,894	1,676,986
Harmonic Inc *	40,428	234,482
Heartland Payment Systems Inc	16,700	1,052,267
Hortonworks Inc *	3,426	74,995
HubSpot Inc *	8,640	400,637
II-VI Inc *	24,019	386,226
Imation Corp *	14,420	30,715
Immersion Corp *	12,929	145,193
Imperva Inc *	12,172	797,023
Infinera Corp *	60,869	1,190,598
Infoblox Inc *	26,052	416,311
Inphi Corp *	17,605	423,224
Insight Enterprises Inc *	17,688	457,235
Integrated Device Technology Inc *	67,215	1,364,464
Integrated Silicon Solution Inc	14,593	313,604
Interactive Intelligence Group Inc *	7,915	235,155
InterDigital Inc	16,525	836,165
Internap Corp *	25,626	157,087
Intersil Corp ‘A’	60,027	702,316
Intralinks Holdings Inc *	18,381	152,378
InvenSense Inc *	35,763	332,238
Itron Inc *	17,587	561,201
Ixia *	27,755	402,170
IXYS Corp	11,416	127,403
j2 Global Inc	21,786	1,543,538
Jive Software Inc *	21,275	99,354
Kimball Electronics Inc *	13,360	159,385
Knowles Corp *	40,044	738,011
Kopin Corp *	29,432	92,416
KVH Industries Inc *	7,454	74,540
Lattice Semiconductor Corp *	53,255	205,032
Limelight Networks Inc *	27,569	52,657
Lionbridge Technologies Inc *	30,325	149,805
Liquidity Services Inc *	10,855	80,218
Littelfuse Inc	10,147	924,899

	Shares	Value
LivePerson Inc *	26,140	$197,618
LogMeIn Inc *	11,281	768,913
Luxoft Holding Inc *	8,433	533,725
M/A-COM Technology Solutions Holdings Inc *	10,781	312,541
Manhattan Associates Inc *	33,551	2,090,227
ManTech International Corp ‘A’	11,207	288,020
Marchex Inc ‘B’	14,375	57,931
Marin Software Inc *	12,977	40,618
Marketo Inc *	15,956	453,470
Mattson Technology Inc *	34,957	81,450
MAXIMUS Inc	30,076	1,791,327
MaxLinear Inc ‘A’ *	23,833	296,483
MaxPoint Interactive Inc *	2,987	12,187
Mentor Graphics Corp	45,231	1,114,040
Mercury Systems Inc *	15,612	248,387
Mesa Laboratories Inc	1,330	148,162
Methode Electronics Inc	17,592	561,185
Microsemi Corp *	43,050	1,412,901
MicroStrategy Inc ‘A’ *	4,250	834,997
Millennial Media Inc *	54,285	94,999
MINDBODY Inc ‘A’ *	2,727	42,623
MKS Instruments Inc	24,403	818,233
MobileIron Inc *	17,937	55,605
Model N Inc *	9,626	96,356
ModusLink Global Solutions Inc *	16,192	46,309
MoneyGram International Inc *	13,322	106,842
Monolithic Power Systems Inc	18,062	924,774
Monotype Imaging Holdings Inc	18,249	398,193
Monster Worldwide Inc *	41,658	267,444
MTS Systems Corp	6,816	409,710
Multi-Fineline Electronix Inc *	4,154	69,372
Nanometrics Inc *	10,902	132,350
NeoPhotonics Corp *	12,751	86,834
NETGEAR Inc *	14,280	416,548
NetScout Systems Inc *	41,827	1,479,421
NeuStar Inc ‘A’ *	8,490	231,013
New Relic Inc *	2,682	102,211
Newport Corp *	18,277	251,309
NIC Inc	29,928	530,025
Nimble Storage Inc *	23,240	560,549
Novatel Wireless Inc *	17,665	39,040
NVE Corp	2,187	106,157
Oclaro Inc *	43,959	101,106
OmniVision Technologies Inc *	26,645	699,698
OPOWER Inc *	11,788	105,031
OSI Systems Inc *	9,107	700,875
Park City Group Inc *	4,781	50,535
Park Electrochemical Corp	9,347	164,414
Paycom Software Inc *	14,465	519,438
Paylocity Holding Corp *	7,056	211,609
PC Connection Inc	4,742	98,302
PDF Solutions Inc *	12,197	121,970
Pegasystems Inc	16,295	401,020
Perficient Inc *	16,239	250,568
Pericom Semiconductor Corp	10,389	189,599
PFSweb Inc *	5,269	74,925
Photronics Inc *	30,385	275,288
Plantronics Inc	16,122	819,804
Plexus Corp *	15,391	593,785
PMC-Sierra Inc *	79,752	539,921
Polycom Inc *	61,891	648,618
Power Integrations Inc	13,425	566,132
Progress Software Corp *	23,122	597,241
Proofpoint Inc *	17,905	1,080,030
PROS Holdings Inc *	10,869	240,640
Q2 Holdings Inc *	8,961	221,516
QAD Inc ‘A’	4,658	119,245
Qlik Technologies Inc *	41,516	1,513,258
QLogic Corp *	39,969	409,682

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Qualys Inc *	11,422	$325,070
Quantum Corp *	98,159	68,446
QuinStreet Inc *	15,848	87,956
Rambus Inc *	52,849	623,618
Rapid7 Inc *	3,188	72,527
RealD Inc *	18,465	177,449
RealNetworks Inc *	9,189	37,583
RealPage Inc *	24,086	400,309
Reis Inc	4,044	91,597
RetailMeNot Inc *	17,819	146,829
RingCentral Inc ‘A’ *	24,676	447,869
Rocket Fuel Inc *	12,225	57,091
Rofin-Sinar Technologies Inc *	12,889	334,212
Rogers Corp *	8,549	454,636
Rovi Corp *	40,486	424,698
Ruckus Wireless Inc *	34,658	411,737
Rudolph Technologies Inc *	14,503	180,562
Sanmina Corp *	37,148	793,853
Sapiens International Corp NV (Israel)	10,678	123,011
ScanSource Inc *	13,071	463,498
Science Applications International Corp	21,243	854,181
SciQuest Inc *	12,648	126,480
Seachange International Inc *	15,206	95,798
Semtech Corp *	30,423	459,387
ServiceSource International Inc *	27,302	109,208
ShoreTel Inc *	29,532	220,604
Shutterstock Inc *	9,045	273,521
Sigma Designs Inc *	16,014	110,336
Silicon Graphics International Corp *	15,363	60,377
Silicon Laboratories Inc *	19,540	811,692
Silver Spring Networks Inc *	16,711	215,238
Sonus Networks Inc *	22,592	129,226
SPS Commerce Inc *	7,656	519,766
Stamps.com Inc *	6,541	484,099
Stratasys Ltd *	23,314	617,588
Super Micro Computer Inc *	16,883	460,231
Sykes Enterprises Inc *	18,085	461,167
Synaptics Inc *	16,882	1,392,090
Synchronoss Technologies Inc *	17,757	582,430
SYNNEX Corp	12,979	1,103,994
Syntel Inc *	14,251	645,713
Take-Two Interactive Software Inc *	38,435	1,104,238
Tangoe Inc *	17,938	129,154
Tech Data Corp *	16,466	1,127,921
TechTarget Inc *	9,168	78,111
TeleCommunication Systems Inc ‘A’ *	22,969	79,013
Telenav Inc *	12,745	99,538
TeleTech Holdings Inc	7,639	204,649
Tessera Technologies Inc	23,504	761,765
Textura Corp *	9,120	235,661
The Hackett Group Inc	11,328	155,760
The Rubicon Project Inc *	11,832	171,919
TiVo Inc *	44,629	386,487
Travelzoo Inc *	2,852	23,586
TrueCar Inc *	22,414	116,777
TTM Technologies Inc *	27,138	169,070
TubeMogul Inc *	7,205	75,797
Tyler Technologies Inc *	15,328	2,288,624
Ubiquiti Networks Inc	14,022	475,206
Ultra Clean Holdings Inc *	14,296	82,059
Ultratech Inc *	12,533	200,779
Unisys Corp *	23,233	276,473
United Online Inc *	6,721	67,210
Universal Display Corp *	18,445	625,285
Varonis Systems Inc *	4,025	62,709
VASCO Data Security International Inc *	13,483	229,750
Veeco Instruments Inc *	18,462	378,656
Verint Systems Inc *	27,838	1,201,210
ViaSat Inc *	19,341	1,243,433
Violin Memory Inc *	40,708	56,177

	Shares	Value
VirnetX Holding Corp *	21,965	$78,195
Virtusa Corp *	13,663	701,049
Vishay Intertechnology Inc	62,025	601,022
Vishay Precision Group Inc *	5,779	66,979
Web.com Group Inc *	20,107	423,856
WebMD Health Corp *	17,349	691,184
Wix.com Ltd * (Israel)	8,587	149,586
Workiva Inc *	3,257	49,474
Xactly Corp *	2,329	18,166
Xcerra Corp *	25,444	159,788
XO Group Inc *	12,304	173,856
Xoom Corp *	14,633	364,069
XURA Inc *	10,434	233,513
Yodlee Inc *	8,429	135,960
Zendesk Inc *	24,626	485,378
Zix Corp *	26,470	111,439

		129,825,900

Materials - 3.4%

A Schulman Inc	13,375	434,286
AEP Industries Inc *	1,839	105,430
AK Steel Holding Corp *	81,684	196,858
American Vanguard Corp	13,445	155,424
Axiall Corp	32,205	505,296
Balchem Corp	14,227	864,575
Berry Plastics Group Inc *	54,357	1,634,515
Boise Cascade Co *	18,268	460,719
Calgon Carbon Corp	24,234	377,566
Carpenter Technology Corp	23,087	687,300
Century Aluminum Co *	23,131	106,403
Chase Corp	3,187	125,536
Chemtura Corp *	30,444	871,307
Clearwater Paper Corp *	8,846	417,885
Cliffs Natural Resources Inc	70,331	171,608
Coeur Mining Inc *	62,866	177,282
Commercial Metals Co	53,102	719,532
Core Molding Technologies Inc *	3,616	66,715
Deltic Timber Corp	5,127	306,646
Ferro Corp *	33,422	365,971
Flotek Industries Inc *	24,577	410,436
FutureFuel Corp	11,173	110,389
Globe Specialty Metals Inc	29,680	360,018
Greif Inc ‘A’	14,110	450,250
Handy & Harman Ltd *	1,220	29,256
Hawkins Inc	4,876	187,726
Haynes International Inc	5,623	212,774
HB Fuller Co	23,071	783,030
Headwaters Inc *	33,881	636,963
Hecla Mining Co	170,122	335,140
Horsehead Holding Corp *	26,341	80,077
Innophos Holdings Inc	8,674	343,837
Innospec Inc	11,082	515,424
Intrepid Potash Inc *	26,055	144,345
Kaiser Aluminum Corp	7,853	630,203
KapStone Paper & Packaging Corp	39,224	647,588
KMG Chemicals Inc	4,520	87,191
Koppers Holdings Inc	9,515	191,918
Kraton Performance Polymers Inc *	14,410	257,939
Kronos Worldwide Inc	9,241	57,387
Louisiana-Pacific Corp *	64,912	924,347
LSB Industries Inc *	9,100	139,412
Materion Corp	9,227	276,995
Minerals Technologies Inc	15,970	769,115
Myers Industries Inc	11,292	151,313
Neenah Paper Inc	7,770	452,836
Olin Corp	35,567	597,881
Olympic Steel Inc	4,097	40,765
OM Group Inc	13,865	456,020
OMNOVA Solutions Inc *	21,678	120,096
PH Glatfelter Co	20,030	344,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
PolyOne Corp	40,400	$1,185,336
Quaker Chemical Corp	6,100	470,188
Rayonier Advanced Materials Inc	18,614	113,918
Real Industry Inc *	11,109	97,981
Rentech Inc *	8,081	45,254
Ryerson Holding Corp *	5,132	26,943
Schnitzer Steel Industries Inc ‘A’	11,778	159,474
Schweitzer-Mauduit International Inc	14,112	485,171
Senomyx Inc *	20,134	89,798
Sensient Technologies Corp	21,224	1,301,031
Stepan Co	8,815	366,792
Stillwater Mining Co *	55,462	572,922
Summit Materials Inc ‘A’ *	11,854	222,500
SunCoke Energy Inc	29,948	232,995
TimkenSteel Corp	18,329	185,489
Trecora Resources *	9,308	115,605
Tredegar Corp	11,279	147,529
Trinseo SA *	5,235	132,184
Tronox Ltd ‘A’	29,006	126,756
United States Lime & Minerals Inc	917	41,861
US Concrete Inc *	6,743	322,248
Valhi Inc	6,179	11,678
Wausau Paper Corp	18,900	120,960
Worthington Industries Inc	21,991	582,322

		26,653,377

Telecommunication Services - 0.8%

8x8 Inc *	40,417	334,249
Atlantic Tele-Network Inc	4,690	346,732
Boingo Wireless Inc *	16,546	137,001
Cincinnati Bell Inc *	97,455	304,060
Cogent Communications Holdings Inc	21,130	573,891
Consolidated Communications Holdings Inc	23,147	446,043
FairPoint Communications Inc *	9,406	144,947
General Communication Inc ‘A’ *	16,163	278,973
Globalstar Inc *	217,169	340,955
Hawaiian Telcom Holdco Inc *	4,901	101,843
IDT Corp ‘B’	7,728	110,510
inContact Inc *	28,073	210,828
Inteliquent Inc	15,370	343,212
Intelsat SA *	13,140	84,490
Iridium Communications Inc *	37,997	233,682
Lumos Networks Corp	10,538	128,142
NTELOS Holdings Corp *	7,906	71,391
ORBCOMM Inc *	27,514	153,528
Pacific DataVision Inc *	6,066	181,373
Premiere Global Services Inc *	21,351	293,363
Shenandoah Telecommunications Co	11,057	473,350
Spok Holdings Inc	9,907	163,069
Straight Path Communications Inc ‘B’ *	4,310	174,167
Vonage Holdings Corp *	85,214	501,058
Windstream Holdings Inc	46,267	284,079

		6,414,936

Utilities - 3.7%

Abengoa Yield PLC	22,394	370,621
ALLETE Inc	22,291	1,125,473
American States Water Co	17,272	715,061
Artesian Resources Corp ‘A’	3,548	85,649
Atlantic Power Corp	55,278	102,817
Avista Corp	28,564	949,753
Black Hills Corp	20,458	845,734
California Water Service Group	21,882	484,030
Chesapeake Utilities Corp	6,966	369,755
Cleco Corp	27,527	1,465,537
Connecticut Water Service Inc	5,131	187,384
Consolidated Water Co Ltd (Cayman)	6,846	79,414
Dynegy Inc *	58,733	1,214,011
El Paso Electric Co	18,457	679,587
Genie Energy Ltd ‘B’ *	5,651	46,508

	Shares	Value
IDACORP Inc	22,853	$1,478,818
MGE Energy Inc	15,703	646,806
Middlesex Water Co	7,270	173,317
New Jersey Resources Corp	38,739	1,163,332
Northwest Natural Gas Co	12,468	571,533
NorthWestern Corp	21,418	1,152,931
NRG Yield Inc ‘A’	16,335	182,135
NRG Yield Inc ‘C’	28,483	330,688
ONE Gas Inc	23,840	1,080,667
Ormat Technologies Inc	16,966	577,353
Otter Tail Corp	17,020	443,541
Pattern Energy Group Inc	25,517	487,119
Piedmont Natural Gas Co Inc	35,803	1,434,626
PNM Resources Inc	36,078	1,011,988
Portland General Electric Co	40,600	1,500,982
SJW Corp	7,335	225,551
South Jersey Industries Inc	31,301	790,350
Southwest Gas Corp	21,278	1,240,933
Spark Energy Inc ‘A’	1,350	22,342
Talen Energy Corp *	38,437	388,214
TerraForm Global Inc ‘A’ *	17,317	115,331
The Empire District Electric Co	19,925	438,948
The Laclede Group Inc	19,894	1,084,820
The York Water Co	5,862	123,219
UIL Holdings Corp	25,770	1,295,458
Unitil Corp	6,426	236,991
Vivint Solar Inc *	9,358	98,072
WGL Holdings Inc	22,616	1,304,265

		28,321,664

Total Common Stocks (Cost $728,117,992)		751,727,477

	Principal Amount

SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $19,913,775; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $20,315,813)	$19,913,775	19,913,775

Total Short-Term Investment (Cost $19,913,775)		19,913,775

TOTAL INVESTMENTS - 99.5% (Cost $748,058,283)		771,730,049

OTHER ASSETS & LIABILITIES, NET - 0.5%		4,041,951

NET ASSETS - 100.0%		$775,772,000

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $113,224 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (12/15)	202	($868,335)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$88,797	$-	$-	$88,797
	Common Stocks
	Consumer Discretionary	109,485,886	109,485,886	-	-
	Consumer Staples	25,382,998	25,382,998	-	-
	Energy	22,066,326	22,066,326	-	-
	Financials	194,055,305	194,055,305	-	-
	Health Care	117,159,040	117,159,040	-	-
	Industrials	92,362,045	92,362,045	-	-
	Information Technology	129,825,900	129,801,473	-	24,427
	Materials	26,653,377	26,653,377	-	-
	Telecommunication Services	6,414,936	6,414,936	-	-
	Utilities	28,321,664	28,321,664	-	-

		751,727,477	751,703,050	-	24,427

	Short-Term Investment	19,913,775	-	19,913,775	-

	Total Assets	771,730,049	751,703,050	19,913,775	113,224

Liabilities	Derivatives:
	Equity Contracts
	Futures	(868,335)	(868,335)	-	-

	Total Liabilities	(868,335)	(868,335)	-	-

	Total	$770,861,714	$750,834,715	$19,913,775	$113,224

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 13.8%

Big Lots Inc	73,220	$3,508,702
Bloomin’ Brands Inc	222,650	4,047,777
Cable One Inc *	4,065	1,704,942
Caleres Inc	58,750	1,793,638
Citi Trends Inc	140,436	3,283,394
Corus Entertainment Inc ‘B’ (Canada)	80,346	849,518
Crocs Inc *	214,680	2,774,739
Dana Holding Corp	304,500	4,835,460
DineEquity Inc	17,000	1,558,220
Ethan Allen Interiors Inc	65,630	1,733,288
GameStop Corp ‘A’	47,110	1,941,403
GNC Holdings Inc ‘A’	63,300	2,558,586
Group 1 Automotive Inc	27,556	2,346,393
Helen of Troy Ltd *	24,430	2,181,599
MarineMax Inc *	97,960	1,384,175
Meredith Corp	51,978	2,213,223
Meritage Homes Corp *	64,800	2,366,496
Murphy USA Inc *	36,330	1,996,334
Office Depot Inc *	258,120	1,657,130
Pier 1 Imports Inc	188,450	1,300,305
Scholastic Corp	71,836	2,798,731
Sonic Automotive Inc ‘A’	54,600	1,114,932
Stage Stores Inc	38,100	374,904
Strattec Security Corp	8,841	557,513
Tenneco Inc *	31,980	1,431,745
The Buckle Inc	54,473	2,013,867
The Children’s Place Inc	49,480	2,853,512
The Ryland Group Inc	53,457	2,182,649
Thor Industries Inc	47,400	2,455,320
Time Inc	86,285	1,643,729

		63,462,224

Consumer Staples - 4.0%

Cal-Maine Foods Inc	19,581	1,069,318
Cott Corp (Canada)	293,653	3,180,262
Dean Foods Co	97,810	1,615,821
Energizer Holdings Inc	55,300	2,140,663
Ingles Markets Inc ‘A’	16,829	804,931
Ingredion Inc	31,500	2,750,265
SpartanNash Co	69,650	1,800,453
The Andersons Inc	66,737	2,273,062
Universal Corp	53,199	2,637,075
Weis Markets Inc	5,904	246,492

		18,518,342

Energy - 5.3%

Alliance Resource Partners LP	60,174	1,339,473
Alon USA Partners LP	36,000	839,160
Boardwalk Pipeline Partners LP	192,512	2,265,866
Delek Logistics Partners LP	21,511	649,632
Delek US Holdings Inc	65,400	1,811,580
Golar LNG Partners LP (United Kingdom)	15,783	231,537
Northern Tier Energy LP	75,700	1,725,960
QEP Resources Inc	218,500	2,737,805
SandRidge Permian Trust	104,231	445,067
Ship Finance International Ltd (Norway)	86,601	1,407,266
SM Energy Co	82,200	2,633,688
Sunoco LP	63,500	2,149,475
Synergy Resources Corp *	173,290	1,698,242
Western Refining Inc	48,800	2,153,056
World Fuel Services Corp	63,281	2,265,460

		24,353,267

	Shares	Value
Financials - 29.8%

1st Source Corp	59,317	$1,826,964
Allied World Assurance Co Holdings AG	59,897	2,286,268
American Financial Group Inc	33,700	2,322,267
Artisan Partners Asset Management Inc ‘A’	31,500	1,109,745
Aspen Insurance Holdings Ltd (Bermuda)	62,760	2,916,457
Associated Banc-Corp	146,240	2,627,933
Blackstone Mortgage Trust Inc ‘A’ REIT	89,400	2,453,136
BOK Financial Corp	19,600	1,268,316
Canadian Western Bank (Canada)	10,666	187,744
Care Capital Properties Inc REIT	44,800	1,475,264
CNO Financial Group Inc	185,656	3,492,189
Community Trust Bancorp Inc	24,088	855,365
Corrections Corp of America REIT	39,200	1,157,968
Cullen/Frost Bankers Inc	37,000	2,352,460
Customers Bancorp Inc *	102,107	2,624,150
CyrusOne Inc REIT	78,100	2,550,746
Essent Group Ltd *	96,097	2,388,010
First American Financial Corp	132,720	5,185,370
First Commonwealth Financial Corp	172,320	1,566,389
First Financial Bancorp	54,425	1,038,429
First Interstate BancSystem Inc ‘A’	29,293	815,517
First Merchants Corp	40,289	1,056,378
First Niagara Financial Group Inc	254,570	2,599,160
FirstMerit Corp	288,286	5,094,014
Fortress Investment Group LLC ‘A’	256,300	1,422,465
Franklin Street Properties Corp REIT	120,400	1,294,300
Fulton Financial Corp	179,970	2,177,637
Gramercy Property Trust Inc REIT	132,715	2,756,491
Great Western Bancorp Inc	91,780	2,328,459
Hancock Holding Co	32,300	873,715
HCI Group Inc	22,229	861,818
Home Loan Servicing Solutions Ltd	19,300	13,414
Home Properties Inc REIT	20,300	1,517,425
HomeStreet Inc *	100,200	2,314,620
Houlihan Lokey Inc *	29,900	651,820
Independent Bank Group Inc	44,840	1,723,201
International Bancshares Corp	58,377	1,461,176
Investment Technology Group Inc	29,641	395,411
Kemper Corp	18,539	655,724
LTC Properties Inc REIT	62,230	2,655,354
Medical Properties Trust Inc REIT	108,000	1,194,480
Monmouth Real Estate Investment Corp REIT	107,400	1,047,150
National Storage Affiliates Trust REIT	155,500	2,107,025
Old National Bancorp	156,152	2,175,197
OM Asset Management PLC	75,530	1,164,673
Omega Healthcare Investors Inc REIT	33,800	1,188,070
Prosperity Bancshares Inc	46,200	2,268,882
Ramco-Gershenson Properties Trust REIT	138,602	2,080,416
Retail Properties of America Inc ‘A’ REIT	171,587	2,417,661
S&T Bancorp Inc	23,493	766,342
STAG Industrial Inc REIT	86,920	1,582,813
Starwood Property Trust Inc REIT	112,000	2,298,240
Sterling Bancorp	158,230	2,352,880
Summit Hotel Properties Inc REIT	138,910	1,621,080
Synovus Financial Corp	81,510	2,412,696
TCF Financial Corp	157,000	2,380,120
Texas Capital Bancshares Inc *	44,440	2,329,545
The Hanover Insurance Group Inc	68,150	5,295,255
Trustmark Corp	67,506	1,564,114
Umpqua Holdings Corp	143,424	2,337,811
Union Bankshares Corp	37,100	890,400
United Insurance Holdings Corp	55,164	725,407
Universal Insurance Holdings Inc	81,883	2,418,824
Validus Holdings Ltd	67,990	3,064,309
Washington Federal Inc	108,000	2,457,000
Webster Financial Corp	95,180	3,391,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
WesBanco Inc	25,905	$814,712
Wilshire Bancorp Inc	225,449	2,369,469
WP GLIMCHER Inc REIT	88,100	1,027,246
WSFS Financial Corp	72,030	2,075,184
Zions Bancorp	89,150	2,455,191

		136,626,724

Health Care - 2.3%

LifePoint Health Inc *	36,380	2,579,342
Molina Healthcare Inc *	26,830	1,847,246
Owens & Minor Inc	72,300	2,309,262
The Ensign Group Inc	18,121	772,498
WellCare Health Plans Inc *	33,400	2,878,412

		10,386,760

Industrials - 16.1%

AECOM *	106,371	2,926,266
Aegion Corp *	152,200	2,508,256
Air Transport Services Group Inc *	236,743	2,024,153
Applied Industrial Technologies Inc	63,800	2,433,970
Babcock & Wilcox Enterprises Inc *	30,461	511,745
Barnes Group Inc	64,383	2,321,007
Columbus McKinnon Corp	65,304	1,185,921
Con-way Inc	50,380	2,390,531
Crane Co	56,350	2,626,473
Deluxe Corp	41,000	2,285,340
Elbit Systems Ltd (NASDAQ) (Israel)	15,500	1,156,455
EMCOR Group Inc	79,240	3,506,370
EnerSys	41,500	2,223,570
Ennis Inc	42,100	730,856
Essendant Inc	59,997	1,945,703
General Cable Corp	73,820	878,458
Global Brass & Copper Holdings Inc	50,178	1,029,151
Granite Construction Inc	91,630	2,718,662
Hawaiian Holdings Inc *	74,200	1,831,256
Hillenbrand Inc	71,600	1,862,316
ITT Corp	68,800	2,299,984
Mistras Group Inc *	154,447	1,984,644
MRC Global Inc *	184,060	2,052,269
Orbital ATK Inc	38,000	2,731,060
Oshkosh Corp	62,460	2,269,172
Park-Ohio Holdings Corp	17,000	490,620
Regal Beloit Corp	84,137	4,749,534
SkyWest Inc	221,810	3,699,791
Triumph Group Inc	50,339	2,118,265
Tutor Perini Corp *	25,930	426,808
Viad Corp	128,150	3,715,068
Wabash National Corp *	198,160	2,098,514
WESCO International Inc *	41,530	1,929,899
West Corp	101,737	2,278,909
WestJet Airlines Ltd (Canada)	109,861	1,952,718

		73,893,714

Information Technology - 13.3%

Advanced Micro Devices Inc *	302,820	520,850
Avnet Inc	52,950	2,259,906
AVX Corp	59,500	778,855
Booz Allen Hamilton Holding Corp	206,920	5,423,373
Brocade Communications Systems Inc	216,200	2,244,156
Celestica Inc (NYSE) * (Canada)	164,240	2,117,054
Convergys Corp	78,704	1,818,849
CSG Systems International Inc	171,920	5,295,136
Cypress Semiconductor Corp *	163,811	1,395,670
ExlService Holdings Inc *	83,288	3,075,826
Fairchild Semiconductor International Inc *	249,370	3,501,155
Finisar Corp *	178,960	1,991,825
FormFactor Inc *	371,570	2,519,245
Insight Enterprises Inc *	58,598	1,514,758
j2 Global Inc	16,397	1,161,727

	Shares	Value
Mentor Graphics Corp	96,280	$2,371,376
Methode Electronics Inc	52,259	1,667,062
Mitel Networks Corp *	299,299	1,930,479
MKS Instruments Inc	82,350	2,761,195
Photronics Inc *	202,628	1,835,810
Polycom Inc *	164,430	1,723,226
SunEdison Semiconductor Ltd *	204,785	2,158,434
Sykes Enterprises Inc *	101,660	2,592,330
SYNNEX Corp	27,550	2,343,403
TTM Technologies Inc *	179,790	1,120,092
Unisys Corp *	114,830	1,366,477
Vishay Intertechnology Inc	387,912	3,758,867

		61,247,136

Materials - 7.3%

A Schulman Inc	146,176	4,746,335
Cabot Corp	76,000	2,398,560
Commercial Metals Co	173,400	2,349,570
Compass Minerals International Inc	32,200	2,523,514
Dominion Diamond Corp (Canada)	72,856	778,102
Graphic Packaging Holding Co	135,600	1,734,324
Hi-Crush Partners LP	17,932	134,311
HudBay Minerals Inc (Canada)	144,866	535,174
Innophos Holdings Inc	28,500	1,129,740
KapStone Paper & Packaging Corp	27,446	453,133
Methanex Corp (NASDAQ) (Canada)	27,456	910,441
Neenah Paper Inc	38,197	2,226,121
Rentech Nitrogen Partners LP	10,950	129,210
Royal Gold Inc	47,625	2,237,423
Schweitzer-Mauduit International Inc	43,422	1,492,848
Silgan Holdings Inc	42,184	2,195,255
Sonoco Products Co	68,550	2,587,077
Steel Dynamics Inc	121,800	2,092,524
Stepan Co	34,272	1,426,058
Terra Nitrogen Co LP	7,272	784,576
Western Forest Products Inc (Canada)	473,682	638,912

		33,503,208

Telecommunication Services - 0.3%

Inteliquent Inc	59,662	1,332,252

Utilities - 5.6%

ALLETE Inc	59,200	2,989,008
Black Hills Corp	47,700	1,971,918
Great Plains Energy Inc	99,400	2,685,788
NorthWestern Corp	25,200	1,356,516
PNM Resources Inc	127,880	3,587,034
Portland General Electric Co	49,600	1,833,712
Questar Corp	118,000	2,290,380
Southwest Gas Corp	60,940	3,554,021
The Laclede Group Inc	30,700	1,674,071
UGI Corp	61,710	2,148,742
Vectren Corp	37,700	1,583,777

		25,674,967

Total Common Stocks (Cost $455,717,588)		448,998,594

CLOSED-END MUTUAL FUND - 0.4%

Central Fund of Canada Ltd ‘A’ (Canada)	157,500	1,667,925

Total Closed-End Mutual Fund (Cost $1,912,934)		1,667,925

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $9,717,926; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $5,811,750; and U.S. Treasury Notes: 2.250% due 04/30/21 and value $4,106,850)	$9,717,926	$9,717,926

Total Short-Term Investment (Cost $9,717,926)		9,717,926

TOTAL INVESTMENTS - 100.3% (Cost $467,348,448)		460,384,445

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,364,693)

NET ASSETS - 100.0%		$459,019,752

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$448,998,594	$448,998,594	$-	$-
	Closed-End Mutual Fund	1,667,925	1,667,925	-	-
	Short-Term Investment	9,717,926	-	9,717,926	-

	Total	$460,384,445	$450,666,519	$9,717,926	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Consumer Discretionary - 14.7%

AutoZone Inc *	11,904	$8,616,472
Bed Bath & Beyond Inc *	171,655	9,787,768
Best Buy Co Inc	351,709	13,055,438
CBS Corp ‘B’	101,641	4,055,476
Charter Communications Inc ‘A’ *	40,012	7,036,110
Clear Channel Outdoor Holdings Inc ‘A’ *	369,634	2,635,490
ClubCorp Holdings Inc	149,824	3,215,223
DISH Network Corp ‘A’ *	170,803	9,964,647
Entercom Communications Corp ‘A’ *	133,494	1,356,299
Expedia Inc	99,241	11,678,681
Genuine Parts Co	134,147	11,119,445
Hanesbrands Inc	227,776	6,591,837
Kohl’s Corp	268,203	12,420,481
La Quinta Holdings Inc *	253,033	3,992,861
Media General Inc *	280,944	3,930,407
Omnicom Group Inc	57,639	3,798,410
TEGNA Inc	154,500	3,459,255
The Gap Inc	249,477	7,110,095
The Home Depot Inc	65,883	7,608,828
Tiffany & Co	81,243	6,273,585
Time Inc	213,427	4,065,784
Time Warner Inc	71,915	4,944,156

		146,716,748

Consumer Staples - 5.3%

CVS Health Corp	88,466	8,535,200
Dr Pepper Snapple Group Inc	105,123	8,309,973
Energizer Holdings Inc	83,500	3,232,285
Post Holdings Inc *	115,264	6,812,102
The Kroger Co	210,866	7,605,937
The Procter & Gamble Co	160,260	11,529,104
TreeHouse Foods Inc *	85,062	6,616,973

		52,641,574

Energy - 7.1%

CONSOL Energy Inc	289,840	2,840,432
Devon Energy Corp	136,466	5,061,524
Exxon Mobil Corp	297,945	22,152,211
HollyFrontier Corp	161,981	7,911,152
Kinder Morgan Inc	272,349	7,538,620
Marathon Petroleum Corp	107,054	4,959,812
PBF Energy Inc ‘A’	207,217	5,849,736
Phillips 66	125,970	9,679,535
Southwestern Energy Co *	376,742	4,780,856

		70,773,878

Financials - 36.8%

Alleghany Corp *	7,248	3,392,861
Allied World Assurance Co Holdings AG	126,602	4,832,398
Ally Financial Inc *	380,574	7,756,098
American Homes 4 Rent ‘A’ REIT	316,783	5,093,871
American International Group Inc	290,326	16,496,323
American Residential Properties Inc REIT	230,378	3,978,628
Ameriprise Financial Inc	48,450	5,287,349
Bank of America Corp	1,192,699	18,582,250
Brixmor Property Group Inc REIT	337,833	7,932,319
Brookfield Asset Management Inc ‘A’ (NYSE) (Canada)	189,650	5,962,596
Capital One Financial Corp	273,529	19,836,323
CIT Group Inc	120,372	4,818,491
Citigroup Inc	240,600	11,936,166
Citizens Financial Group Inc	326,606	7,792,819
CNO Financial Group Inc	323,436	6,083,831
EastGroup Properties Inc REIT	75,682	4,100,451
Fifth Third Bancorp	438,996	8,301,414

	Shares	Value
First Republic Bank	123,601	$7,758,435
HCP Inc REIT	112,680	4,197,330
Hudson City Bancorp Inc	480,890	4,890,651
Kimco Realty Corp REIT	235,995	5,765,358
Legg Mason Inc	195,536	8,136,253
Loews Corp	505,155	18,256,302
M&T Bank Corp	47,850	5,835,308
Marsh & McLennan Cos Inc	93,664	4,891,134
National Bank Holdings Corp ‘A’	119,870	2,460,931
Northern Trust Corp	77,920	5,311,027
Old Republic International Corp	77,073	1,205,422
Outfront Media Inc REIT	161,775	3,364,920
Prudential Financial Inc	127,562	9,721,500
Rayonier Inc REIT	277,727	6,129,435
SunTrust Banks Inc	293,729	11,232,197
T Rowe Price Group Inc	169,364	11,770,798
The Chubb Corp	63,664	7,808,390
The Hartford Financial Services Group Inc	268,772	12,304,382
The PNC Financial Services Group Inc	155,662	13,885,050
The Travelers Cos Inc	108,080	10,757,202
Unum Group	251,000	8,052,080
US Bancorp	293,411	12,032,785
Wells Fargo & Co	766,893	39,379,956
Weyerhaeuser Co REIT	243,136	6,647,338
WR Berkley Corp	39,839	2,166,047

		366,144,419

Health Care - 9.0%

Aetna Inc	92,940	10,168,565
HCA Holdings Inc *	94,357	7,299,458
Johnson & Johnson	187,848	17,535,611
Merck & Co Inc	281,600	13,908,224
National HealthCare Corp	46,536	2,833,577
Pfizer Inc	697,400	21,905,334
UnitedHealth Group Inc	103,803	12,042,186
Valeant Pharmaceuticals International Inc (NYSE) *	22,456	4,005,701

		89,698,656

Industrials - 7.8%

Carlisle Cos Inc	109,414	9,560,595
Delta Air Lines Inc	331,877	14,891,321
Dover Corp	176,910	10,115,714
Equifax Inc	32,624	3,170,400
Honeywell International Inc	83,247	7,882,659
Illinois Tool Works Inc	104,100	8,568,471
Kirby Corp *	44,800	2,775,360
United Technologies Corp	120,887	10,757,734
WW Grainger Inc	46,249	9,943,998

		77,666,252

Information Technology - 6.2%

Analog Devices Inc	62,215	3,509,548
Arrow Electronics Inc *	185,852	10,273,899
Cisco Systems Inc	404,773	10,625,291
Hewlett-Packard Co	201,888	5,170,352
KLA-Tencor Corp	64,268	3,213,400
Microsoft Corp	212,296	9,396,221
QUALCOMM Inc	153,591	8,252,444
Texas Instruments Inc	234,768	11,625,711

		62,066,866

Materials - 3.7%

Ball Corp	138,500	8,614,700
KapStone Paper & Packaging Corp	253,606	4,187,035
Martin Marietta Materials Inc	64,413	9,787,556
The Mosaic Co	181,927	5,659,749
WestRock Co	163,139	8,391,870

		36,640,910

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Telecommunication Services - 1.9%

T-Mobile US Inc *	171,534	$6,828,769
Verizon Communications Inc	271,052	11,793,472

		18,622,241

Utilities - 6.7%

American Electric Power Co Inc	169,607	9,643,854
Duke Energy Corp	145,996	10,502,952
Edison International	152,440	9,614,391
Eversource Energy	153,798	7,785,255
NextEra Energy Inc	94,991	9,266,372
Sempra Energy	95,969	9,282,121
Xcel Energy Inc	299,790	10,615,564

		66,710,509

Total Common Stocks (Cost $967,917,524)		987,682,053

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $9,998,183; collateralized by U.S. Treasury Notes: 2.250% due 04/30/21 and value $10,199,200)	$9,998,183	9,998,183

Total Short-Term Investment (Cost $9,998,183)		9,998,183

TOTAL INVESTMENTS - 100.2% (Cost $977,915,707)		997,680,236

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,990,792)

NET ASSETS - 100.0%		$995,689,444

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$987,682,053	$987,682,053	$-	$-
	Short-Term Investment	9,998,183	-	9,998,183	-

	Total	$997,680,236	$987,682,053	$9,998,183	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	1,707,375	$332,095

Total Warrants (Cost $804,480)		332,095

PREFERRED STOCKS - 2.9%

Brazil - 2.1%

Cia Brasileira de Distribuicao	794,800	10,086,111
Lojas Americanas SA	4,499,775	18,387,276

		28,473,387

Colombia - 0.7%

Banco Davivienda SA	590,248	4,583,886
Bancolombia SA ADR	154,390	4,971,358

		9,555,244

India - 0.1%

Zee Entertainment Enterprises Ltd	84,748,734	1,136,181

Total Preferred Stocks (Cost $62,774,516)		39,164,812

COMMON STOCKS - 90.6%

Argentina - 0.7%

MercadoLibre Inc	111,110	10,117,677

Brazil - 4.5%

B2W Cia Digital *	535,563	2,007,432
BM&FBovespa SA	5,079,643	14,196,606
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,360,700	2,838,438
Diagnosticos da America SA	1,311,500	2,977,299
Embraer SA ADR	624,723	15,980,414
Estacio Participacoes SA	2,110,500	7,506,129
Kroton Educacional SA	5,285,990	10,279,981
Natura Cosmeticos SA	85,500	420,545
Sul America SA	1,254,141	5,646,719

		61,853,563

Canada - 0.2%

First Quantum Minerals Ltd	613,284	2,247,253

China - 20.8%

Alibaba Group Holding Ltd ADR *	569,500	33,583,415
Baidu Inc ADR *	207,970	28,577,158
China Life Insurance Co Ltd ‘H’	3,528,000	12,314,811
China Lodging Group Ltd ADR *	74,624	1,815,602
China Oilfield Services Ltd ‘H’	3,288,000	3,315,529
China Pacific Insurance Group Co Ltd ‘H’	3,326,000	12,318,027
Ctrip.com International Ltd ADR *	361,270	22,825,039
Homeinns Hotel Group ADR *	307,180	8,828,353
JD.com Inc ADR *	1,100,461	28,678,014
New Oriental Education & Technology Group Inc ADR	681,710	13,777,359
PICC Property & Casualty Co Ltd ‘H’	4,110,000	8,059,116
Qunar Cayman Islands Ltd ADR *	191,400	5,755,398
Sinopharm Group Co Ltd ‘H’	5,112,400	17,982,856
SOHO China Ltd	8,329,500	3,245,120

	Shares	Value
Tencent Holdings Ltd	2,823,818	$47,492,481
The People’s Insurance Co Group of China Ltd ‘H’	7,033,000	3,446,235
Tingyi Cayman Islands Holding Corp	9,128,000	14,636,156
Tsingtao Brewery Co Ltd ‘H’	948,000	4,168,840
Want Want China Holdings Ltd	12,910,000	10,658,524
WuXi PharmaTech Cayman Inc ADR *	105,278	4,549,062

		286,027,095

Colombia - 1.9%

Almacenes Exito SA	716,601	3,077,309
Almacenes Exito SA GDR ~	499,878	2,163,322
Grupo Aval Acciones y Valores SA ADR (NYSE)	1,571,220	12,035,545
Grupo de Inversiones Suramericana SA	808,881	9,399,120

		26,675,296

Egypt - 0.6%

Commercial International Bank Egypt SAE	1,304,536	8,841,799

France - 2.3%

Casino Guichard Perrachon SA	21,590	1,149,774
Kering	76,976	12,599,181
LVMH Moet Hennessy Louis Vuitton SE	101,162	17,262,489

		31,011,444

Hong Kong - 6.8%

AIA Group Ltd	4,300,400	22,390,221
Galaxy Entertainment Group Ltd	2,283,000	5,863,015
Hang Lung Group Ltd	1,799,000	6,120,729
Hang Lung Properties Ltd	7,175,000	16,146,180
Hong Kong Exchanges & Clearing Ltd	653,517	15,037,289
Jardine Strategic Holdings Ltd (XSES)	539,670	14,492,651
Melco Crown Entertainment Ltd ADR	982,310	13,516,585

		93,566,670

India - 16.9%

Ambuja Cements Ltd	1,199,534	3,769,852
Apollo Hospitals Enterprise Ltd	552,665	12,169,441
Asian Paints Ltd	203,968	2,621,424
Cipla Ltd	625,782	6,078,475
Dr Reddy’s Laboratories Ltd	331,749	21,049,757
Glenmark Pharmaceuticals Ltd	290,525	4,661,476
Housing Development Finance Corp Ltd	3,072,070	56,915,251
ICICI Bank Ltd ADR	2,111,850	17,697,303
Infosys Ltd	2,333,829	41,598,750
Kotak Mahindra Bank Ltd	432,094	4,275,923
Lupin Ltd	146,531	4,547,220
Sun Pharmaceutical Industries Ltd	690,704	9,162,203
Tata Consultancy Services Ltd	501,948	19,813,357
UltraTech Cement Ltd	177,489	7,243,615
Zee Entertainment Enterprises Ltd	3,524,330	21,133,319

		232,737,366

Indonesia - 1.8%

P.T. Astra International Tbk	43,185,400	15,466,760
P.T. Indocement Tunggal Prakarsa Tbk	4,646,700	5,248,498
P.T. Semen Indonesia Persero Tbk	7,309,500	4,537,271
P.T. Sumber Alfaria Trijaya Tbk	61,700	2,406

		25,254,935

Italy - 1.6%

Prada SPA	5,775,400	22,237,522

Luxembourg - 0.4%

Tenaris SA ADR	243,130	5,861,864

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Malaysia - 1.6%

Genting Bhd	10,058,000	$16,656,000
Genting Malaysia Bhd	5,362,400	5,068,611

		21,724,611

Mexico - 6.7%

America Movil SAB de CV ‘L’ ADR	641,740	10,620,797
Fomento Economico Mexicano SAB de CV	1,814,076	16,232,884
Grupo Aeroportuario del Sureste SAB de CV ‘B’	390,083	5,959,848
Grupo Financiero Banorte SAB de CV ‘O’	4,590,674	22,485,067
Grupo Financiero Inbursa SAB de CV ‘O’	6,659,155	13,763,517
Grupo Televisa SAB ADR	629,310	16,374,646
Wal-Mart de Mexico SAB de CV	2,776,591	6,817,922

		92,254,681

Nigeria - 1.2%

Guaranty Trust Bank PLC	35,393,250	4,263,172
Nigerian Breweries PLC	10,072,770	7,430,609
Zenith Bank PLC	56,466,824	4,765,934

		16,459,715

Philippines - 2.9%

Jollibee Foods Corp	2,117,958	8,745,226
SM Investments Corp	846,253	16,149,555
SM Prime Holdings Inc	33,490,275	14,835,997

		39,730,778

Russia - 6.6%

Alrosa AO	9,650,875	8,579,386
Magnit PJSC (RTS) *	260,148	46,259,063
NOVATEK OAO GDR (LI) ~	363,602	33,709,864
Yandex NV ‘A’ *	200,040	2,146,429

		90,694,742

Singapore - 0.6%

Genting Singapore PLC	715,000	364,540
Global Logistic Properties Ltd	5,102,000	7,338,584

		7,703,124

South Africa - 1.0%

MTN Group Ltd	1,055,507	13,588,778

South Korea - 1.1%

NAVER Corp	34,495	14,982,782

Switzerland - 0.8%

Cie Financiere Richemont SA	89,532	6,975,232
Glencore PLC	3,377,979	4,707,212

		11,682,444

Taiwan - 2.2%

MediaTek Inc	448,000	3,343,250
Taiwan Semiconductor Manufacturing Co Ltd	6,904,376	27,551,950

		30,895,200

Thailand - 0.9%

Airports of Thailand PCL	454,700	3,523,095
CP ALL PCL	6,489,000	8,556,779

		12,079,874

	Shares	Value
Turkey - 1.9%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,026,016	$7,246,343
BIM Birlesik Magazalar AS	434,135	7,701,006
Haci Omer Sabanci Holding AS	3,986,042	11,697,432

		26,644,781

United Arab Emirates - 1.5%

DP World Ltd (NASDAQ)	975,994	20,783,617

United Kingdom - 2.3%

Old Mutual PLC (XJSE)	6,435,381	18,433,383
SABMiller PLC	232,080	13,151,148

		31,584,531

United States - 0.8%

Las Vegas Sands Corp	294,360	11,176,849

Total Common Stocks (Cost $1,391,740,005)		1,248,418,991

	Principal Amount

SHORT-TERM INVESTMENT - 6.7%

Repurchase Agreement - 6.7%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $92,392,680; collateralized by U.S. Treasury Notes: 2.000% - 2.625% due 11/15/20 - 11/30/20 and value $94,242,175)	$92,392,680	92,392,680

Total Short-Term Investment (Cost $92,392,680)		92,392,680

TOTAL INVESTMENTS - 100.2% (Cost $1,547,711,681)		1,380,308,578

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,882,372)

NET ASSETS - 100.0%		$1,377,426,206

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	24.3%
Consumer Discretionary	21.6%
Information Technology	16.7%
Consumer Staples	11.6%
Short-Term Investment	6.7%
Health Care	6.0%
Industrials	5.6%
Energy	3.1%
Others (each less than 3.0%)	4.6%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$332,095	$332,095	$-	$-
	Preferred Stocks (1)	39,164,812	39,164,812	-	-
	Common Stocks
	Argentina	10,117,677	10,117,677	-	-
	Brazil	61,853,563	61,853,563	-	-
	Canada	2,247,253	2,247,253	-	-
	China	286,027,095	148,389,400	137,637,695	-
	Colombia	26,675,296	24,511,974	2,163,322	-
	Egypt	8,841,799	8,841,799	-	-
	France	31,011,444	-	31,011,444	-
	Hong Kong	93,566,670	13,516,585	80,050,085	-
	India	232,737,366	17,697,303	215,040,063	-
	Indonesia	25,254,935	-	25,254,935	-
	Italy	22,237,522	-	22,237,522	-
	Luxembourg	5,861,864	5,861,864	-	-
	Malaysia	21,724,611	-	21,724,611	-
	Mexico	92,254,681	92,254,681	-	-
	Nigeria	16,459,715	-	16,459,715	-
	Philippines	39,730,778	-	39,730,778	-
	Russia	90,694,742	7,588,759	83,105,983	-
	Singapore	7,703,124	-	7,703,124	-
	South Africa	13,588,778	-	13,588,778	-
	South Korea	14,982,782	-	14,982,782	-
	Switzerland	11,682,444	-	11,682,444	-
	Taiwan	30,895,200	-	30,895,200	-
	Thailand	12,079,874	-	12,079,874	-
	Turkey	26,644,781	-	26,644,781	-
	United Arab Emirates	20,783,617	-	20,783,617	-
	United Kingdom	31,584,531	-	31,584,531	-
	United States	11,176,849	11,176,849	-	-

		1,248,418,991	404,057,707	844,361,284	-

	Short-Term Investment	92,392,680	-	92,392,680	-

	Total	$1,380,308,578	$443,554,614	$936,753,964	$-

During the nine-month period ended September 30, 2015, investments with a total aggregate value of $37,243,332 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $81,320,740 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Brazil - 0.4%

Itau Unibanco Holding SA ADR	1,390,193	$9,203,078

Total Preferred Stocks (Cost $18,576,993)		9,203,078

COMMON STOCKS - 98.5%

Australia - 0.4%

Orica Ltd	927,948	9,829,242

Belgium - 0.8%

KBC Groep NV	263,555	16,619,628

Canada - 4.0%

Canadian National Railway Co (NYSE)	660,324	37,479,990
Element Financial Corp *	910,432	12,430,177
Loblaw Cos Ltd	340,200	17,516,030
Suncor Energy Inc (TSE)	741,345	19,826,604

		87,252,801

China - 0.4%

Alibaba Group Holding Ltd ADR *	144,707	8,533,372

Denmark - 0.6%

Carlsberg AS ‘B’	158,652	12,209,517

France - 14.0%

Air Liquide SA	420,932	49,879,837
Bureau Veritas SA	582,736	12,294,095
Danone SA	797,711	50,450,414
Dassault Systemes	205,240	15,153,417
Engie SA	1,617,657	26,195,342
Hermes International	12,992	4,730,045
L’Oreal SA	40,659	7,070,068
Legrand SA	341,731	18,168,466
LVMH Moet Hennessy Louis Vuitton SE	236,093	40,287,388
Pernod Ricard SA	446,575	45,093,260
Schneider Electric SE (XPAR)	721,399	40,455,274

		309,777,606

Germany - 11.5%

Bayer AG	688,490	87,994,698
Beiersdorf AG	495,142	43,811,613
Linde AG	189,217	30,650,233
Merck KGaA	250,674	22,192,338
MTU Aero Engines AG	108,296	9,045,444
ProSiebenSat.1 Media SE	438,160	21,456,607
SAP SE	604,570	39,113,494

		254,264,427

Hong Kong - 3.5%

AIA Group Ltd	8,779,351	45,710,076
Global Brands Group Holding Ltd *	66,320,699	13,797,046
Li & Fung Ltd	23,027,980	17,692,087

		77,199,209

Israel - 0.7%

Check Point Software Technologies Ltd *	206,899	16,413,298

	Shares	Value
Japan - 12.6%

Denso Corp	1,038,100	$44,009,906
FANUC Corp	145,500	22,431,619
Honda Motor Co Ltd	1,446,600	43,135,727
Hoya Corp	1,509,700	49,608,246
Inpex Corp	2,212,900	19,770,388
Japan Tobacco Inc	933,000	29,023,601
Kyocera Corp	517,100	23,728,442
Shin-Etsu Chemical Co Ltd	230,200	11,832,045
Terumo Corp	1,227,100	34,793,176

		278,333,150

Netherlands - 5.5%

Akzo Nobel NV	568,961	36,988,535
Heineken NV	119,099	9,639,722
ING Groep NV CVA	2,955,546	41,956,005
Randstad Holding NV	548,445	32,726,650

		121,310,912

Singapore - 1.9%

DBS Group Holdings Ltd	2,791,614	31,894,460
Singapore Telecommunications Ltd	3,908,649	9,915,076

		41,809,536

Spain - 1.1%

Amadeus IT Holding SA ‘A’	581,761	24,875,659

Sweden - 1.4%

Hennes & Mauritz AB ‘B’	836,133	30,571,987

Switzerland - 13.5%

Julius Baer Group Ltd	408,288	18,576,327
Kuehne + Nagel International AG	74,032	9,527,584
Nestle SA	1,129,896	85,088,514
Novartis AG	528,275	48,661,918
Roche Holding AG (XVTX)	256,331	67,762,127
Sonova Holding AG	100,013	12,897,277
UBS Group AG (XVTX)	2,934,047	54,371,172

		296,884,919

Taiwan - 2.8%

Hon Hai Precision Industry Co Ltd	4,354,351	11,389,725
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,415,786	50,127,560

		61,517,285

United Kingdom - 21.0%

Barclays PLC	7,081,350	26,180,121
BG Group PLC	1,146,984	16,539,191
Compass Group PLC	4,512,337	72,039,874
Delphi Automotive PLC	236,513	17,984,449
Diageo PLC	1,284,869	34,576,436
HSBC Holdings PLC (LI)	5,047,439	38,182,814
Prudential PLC	1,006,339	21,274,567
Reckitt Benckiser Group PLC	588,530	53,421,510
Rio Tinto PLC	571,341	19,167,770
Rolls-Royce Holdings PLC *	2,055,849	21,110,282
Sky PLC	2,541,058	40,210,011
Smiths Group PLC	1,457,265	22,203,222
Standard Chartered PLC	1,298,754	12,626,352
WPP PLC	3,235,831	67,385,600

		462,902,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
United States - 2.8%

Valeant Pharmaceuticals International Inc (NYSE) *	93,858	$16,742,390
Yum! Brands Inc	566,824	45,317,579

		62,059,969

Total Common Stocks (Cost $2,139,316,039)		2,172,364,716

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $20,949,233; collateralized by U.S. Treasury Notes: 2.000% due 05/31/21 and value $21,372,281)	$20,949,233	20,949,233

Total Short-Term Investment (Cost $20,949,233)		20,949,233

TOTAL INVESTMENTS - 99.8% (Cost $2,178,842,265)		2,202,517,027

OTHER ASSETS & LIABILITIES, NET - 0.2%		4,365,380

NET ASSETS - 100.0%		$2,206,882,407

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Consumer Discretionary	20.8%
Consumer Staples	17.6%
Health Care	15.4%
Financials	14.9%
Industrials	10.2%
Information Technology	8.6%
Materials	7.2%
Others (each less than 3.0%)	5.1%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$9,203,078	$9,203,078	$-	$-
	Common Stocks
	Australia	9,829,242	-	9,829,242	-
	Belgium	16,619,628	-	16,619,628	-
	Canada	87,252,801	87,252,801	-	-
	China	8,533,372	8,533,372	-	-
	Denmark	12,209,517	-	12,209,517	-
	France	309,777,606	-	309,777,606	-
	Germany	254,264,427	-	254,264,427	-
	Hong Kong	77,199,209	-	77,199,209	-
	Israel	16,413,298	16,413,298	-	-
	Japan	278,333,150	-	278,333,150	-
	Netherlands	121,310,912	-	121,310,912	-
	Singapore	41,809,536	-	41,809,536	-
	Spain	24,875,659	-	24,875,659	-
	Sweden	30,571,987	-	30,571,987	-
	Switzerland	296,884,919	-	296,884,919	-
	Taiwan	61,517,285	50,127,560	11,389,725	-
	United Kingdom	462,902,199	17,984,449	444,917,750	-
	United States	62,059,969	62,059,969	-	-

		2,172,364,716	242,371,449	1,929,993,267	-

	Short-Term Investment	20,949,233	-	20,949,233	-

	Total	$2,202,517,027	$251,574,527	$1,950,942,500	$-

During the nine-month period ended September 30, 2015, an investment with a value of $54,371,172 was transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

South Korea - 0.0%

Mirae Asset Securities Co Ltd Exp 11/05/15 *	51,182	$220,219

United Kingdom - 0.0%

Just Retirement Group PLC Exp 10/16/15 *	143,117	10,392

Total Rights (Cost $350,746)		230,611

COMMON STOCKS - 97.7%

Australia - 3.1%

Aristocrat Leisure Ltd	1,094,590	6,671,633
Beach Energy Ltd	2,020,690	653,960
CSR Ltd	2,045,030	4,180,936
Echo Entertainment Group Ltd	1,761,114	5,996,922
Genworth Mortgage Insurance Australia Ltd	846,429	1,370,880
Grange Resources Ltd	4,091,556	288,711
JB Hi-Fi Ltd	328,970	4,422,339
M2 Group Ltd	612,788	4,093,173
Orora Ltd	3,841,771	6,287,341
OzForex Group Ltd	1,278,714	2,411,965
TPG Telecom Ltd	973,502	7,441,407
Veda Group Ltd	1,183,755	2,224,985
Western Areas Ltd	740,711	1,127,816

		47,172,068

Austria - 0.3%

Conwert Immobilien Invest SE *	209,268	2,829,794
Oesterreichische Post AG	66,894	2,298,300

		5,128,094

Belgium - 0.5%

bpost SA	218,060	5,177,540
Melexis NV	29,289	1,355,234
Nyrstar NV *	234,979	529,002

		7,061,776

Brazil - 0.1%

Sao Martinho SA	119,614	1,182,714

Canada - 7.7%

Advantage Oil & Gas Ltd *	316,700	1,654,102
AGF Management Ltd ‘B’	547,300	2,169,514
Aimia Inc	640,200	5,603,249
B2Gold Corp *	834,700	881,924
Bankers Petroleum Ltd *	1,164,500	1,518,344
Bonavista Energy Corp	327,460	753,318
Boyd Group Income Fund	36,500	1,691,390
BRP Inc *	151,500	2,874,470
Calfrac Well Services Ltd	421,300	981,823
Canaccord Genuity Group Inc	441,100	1,728,702
Canadian Apartment Properties REIT	143,300	3,047,474
CCL Industries Inc ‘B’	47,540	6,673,412
Celestica Inc (TSE) *	353,800	4,554,728
Choice Properties REIT	282,500	2,434,432
Cogeco Cable Inc	103,600	5,007,269
Colliers International Group Inc	52,100	2,116,014
Concordia Healthcare Corp	61,100	2,606,994
Constellation Software Inc	18,979	7,954,967
Dream Global REIT	338,800	2,244,280
Enerflex Ltd	342,800	3,388,184

	Shares	Value
Exchange Income Corp	58,500	$1,065,230
FirstService Corp (TSE)	52,100	1,683,831
Gibson Energy Inc	175,950	2,205,803
Great Canadian Gaming Corp *	230,300	3,218,505
Lake Shore Gold Corp *	2,601,000	2,182,930
Leucrotta Exploration Inc *	595,400	414,928
Linamar Corp	117,400	6,153,713
Lucara Diamond Corp	160,341	180,226
Martinrea International Inc	419,800	3,321,909
Merus Labs International Inc *	269,767	347,695
Parex Resources Inc *	498,800	3,457,400
Parkland Fuel Corp	456,300	7,816,424
Progressive Waste Solutions Ltd	131,100	3,466,856
Ritchie Bros Auctioneers Inc (TSE)	147,700	3,818,396
RONA Inc	72,800	742,456
Sandvine Corp *	1,467,500	2,551,218
Sierra Wireless Inc *	133,000	2,814,280
The Intertain Group Ltd *	342,900	2,949,788
Transcontinental Inc ‘A’	307,300	4,375,197
Trinidad Drilling Ltd	379,900	629,134
Twin Butte Energy Ltd	421,000	97,797
Western Energy Services Corp	338,600	1,304,162
Westshore Terminals Investment Corp	166,108	3,161,591

		117,844,059

China - 0.2%

Yangzijiang Shipbuilding Holdings Ltd	4,016,600	3,211,956

Cyprus - 0.1%

Ocean Rig UDW Inc	543,563	1,157,789

Denmark - 2.8%

NKT Holding AS	58,497	3,090,225
Pandora AS	76,517	8,952,237
Royal Unibrew AS	284,730	10,676,156
Sydbank AS	168,342	6,414,554
Topdanmark AS *	271,920	7,735,763
Vestas Wind Systems AS	124,123	6,468,853

		43,337,788

Finland - 1.1%

Kesko OYJ ‘B’	111,027	3,931,343
Tieto OYJ	251,018	6,351,867
Valmet OYJ	300,101	2,913,210
YIT OYJ	759,763	4,171,590

		17,368,010

France - 5.4%

Atos SE	88,575	6,802,493
Eutelsat Communications SA	201,003	6,168,225
Faurecia	82,560	2,573,488
Groupe Eurotunnel SE	418,020	5,693,532
Ipsen SA	88,685	5,502,830
IPSOS	95,008	1,868,055
Mercialys SA REIT	205,048	4,436,159
Peugeot SA *	584,782	8,834,488
SCOR SE	200,855	7,214,209
Societe BIC SA	28,808	4,478,152
Technicolor SA	715,753	4,946,748
UBISOFT Entertainment *	188,831	3,829,882
Valeo SA	42,303	5,728,699
Veolia Environnement SA	462,181	10,591,497
Wendel SA	31,496	3,687,123

		82,355,580

Germany - 7.0%

Aareal Bank AG	129,910	4,622,732
Aurubis AG	104,025	6,611,777

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Deutz AG	400,000	$1,340,973
Freenet AG	191,657	6,325,792
Gerresheimer AG	69,447	5,065,958
Grand City Properties SA	135,383	2,598,880
Hannover Rueck SE	54,256	5,547,040
HOCHTIEF AG	50,153	4,175,345
K+S AG	51,261	1,713,315
KION Group AG *	59,293	2,628,516
Krones AG	42,543	4,473,845
Nordex SE *	376,482	10,282,022
OSRAM Licht AG	122,437	6,326,036
Pfeiffer Vacuum Technology AG	23,710	2,732,283
ProSiebenSat.1 Media SE	98,250	4,811,283
Rheinmetall AG	74,028	4,529,875
RHOEN-KLINIKUM AG	187,600	5,305,402
Salzgitter AG	144,007	3,570,025
Software AG	136,143	3,967,073
STADA Arzneimittel AG	105,264	3,763,820
Symrise AG	46,442	2,789,723
Talanx AG *	153,532	4,591,818
United Internet AG	186,409	9,429,850

		107,203,383

Greece - 0.2%

Tsakos Energy Navigation Ltd	444,300	3,612,159

Hong Kong - 2.0%

AMVIG Holdings Ltd	2,232,000	932,379
Dah Sing Financial Holdings Ltd	389,200	2,139,485
HK Electric Investments & HK Electric Investments Ltd ~ >>	4,730,500	3,371,839
Hutchison Telecommunications Hong Kong Holdings Ltd	1,756,000	707,512
Kerry Properties Ltd	947,371	2,603,837
Lifestyle International Holdings Ltd	1,770,500	2,531,929
Orient Overseas International Ltd	782,000	3,683,934
SmarTone Telecommunications Holdings Ltd	3,030,500	5,731,339
The United Laboratories International Holdings Ltd *	6,002,000	3,080,307
Value Partners Group Ltd	2,333,000	2,209,484
Yue Yuen Industrial Holdings Ltd	825,500	3,070,243

		30,062,288

Ireland - 0.5%

Smurfit Kappa Group PLC	150,696	4,051,225
UDG Healthcare PLC	429,604	3,273,607

		7,324,832

Israel - 0.7%

Israel Discount Bank Ltd ‘A’ *	1,994,924	3,646,553
Mizrahi Tefahot Bank Ltd	412,953	4,883,252
Orbotech Ltd *	154,300	2,383,935

		10,913,740

Italy - 3.0%

Anima Holding SPA ~	416,890	3,650,512
Astaldi SPA	304,685	2,781,890
Azimut Holding SPA	157,594	3,391,629
Banca Popolare di Milano Scarl	4,230,700	4,181,483
Brembo SPA	164,848	6,390,929
De’ Longhi	259,182	6,374,240
DiaSorin SPA	53,640	2,347,275
ERG SPA	190,700	2,668,172
Maire Tecnimont SPA *	867,946	2,413,050
Moncler SPA	287,601	5,156,904
Salini Impregilo SPA	765,489	2,917,935
Saras SPA *	1,808,343	3,853,315

		46,127,334

	Shares	Value
Japan - 21.6%

Accordia Golf Co Ltd	239,200	$2,165,477
Ain Pharmaciez Inc	93,000	4,751,956
Anicom Holdings Inc *	42,500	956,700
Asahi Holdings Inc	96,900	1,457,348
Asahi Intecc Co Ltd	125,400	4,528,906
Bando Chemical Industries Ltd	429,000	1,669,610
Calsonic Kansei Corp	600,000	4,526,307
Central Glass Co Ltd	430,000	1,890,003
Clarion Co Ltd	969,000	3,074,497
COMSYS Holdings Corp	36,800	439,562
CyberAgent Inc	134,100	5,253,294
Daihen Corp	826,000	3,930,647
Daikyo Inc	2,375,000	4,038,326
Dip Corp	182,800	3,031,543
Eiken Chemical Co Ltd	194,500	3,330,907
Enplas Corp	57,300	1,990,065
F@N Communications Inc	111,500	736,255
Foster Electric Co Ltd	145,500	2,936,098
Freebit Co Ltd	120,100	848,926
Fuji Electric Co Ltd	892,000	3,247,191
Fuji Machine Manufacturing Co Ltd	244,000	2,158,639
Fujikura Ltd	1,093,000	4,538,783
Fujitsu General Ltd	339,000	3,698,352
GCA Savvian Corp	247,300	3,110,162
Haseko Corp	906,000	10,308,633
Ishihara Sangyo Kaisha Ltd *	3,012,000	2,615,065
Itochu Techno-Solutions Corp	154,600	3,303,806
Japan Airlines Co Ltd	180,600	6,375,605
Japan Aviation Electronics Industry Ltd	220,000	3,308,099
Kaken Pharmaceutical Co Ltd	66,500	6,197,338
Kanto Denka Kogyo Co Ltd	520,000	3,331,418
Kawasaki Kisen Kaisha Ltd	1,256,000	2,768,410
Keihin Corp	275,700	3,917,841
Kinden Corp	389,000	4,946,768
Kissei Pharmaceutical Co Ltd	136,600	3,130,564
Konoike Transport Co Ltd	266,000	3,312,233
Kose Corp	64,000	5,862,359
Kyudenko Corp	200,000	3,342,205
Lasertec Corp	171,500	1,754,538
Meitec Corp	87,700	3,072,593
Mitsubishi Steel Manufacturing Co Ltd	981,000	1,809,037
Morinaga & Co Ltd	496,758	2,457,567
NET One Systems Co Ltd	440,500	2,499,302
NHK Spring Co Ltd	538,600	5,235,386
Nichi-iko Pharmaceutical Co Ltd	217,600	5,748,293
Nichiha Corp	379,100	5,268,722
Nikkiso Co Ltd	211,459	1,420,249
Nippon Chemi-Con Corp	1,342,000	2,953,401
Nippon Paper Industries Co Ltd	203,900	3,116,196
Nippon Suisan Kaisha Ltd	1,401,000	4,190,207
Nishimatsuya Chain Co Ltd	260,300	2,422,075
Nissha Printing Co Ltd	227,300	4,337,129
Nisshin Steel Co Ltd	329,000	2,954,934
Nitto Kogyo Corp	144,700	2,543,758
North Pacific Bank Ltd	774,800	3,080,204
NTN Corp	1,083,000	4,482,939
OKI Electric Cable Co Ltd	879,000	1,507,882
OKUMA Corp	493,000	3,091,164
Open House Co Ltd	398,000	6,189,628
OSAKA Titanium Technologies Co Ltd	166,700	4,401,074
OSG Corp	242,700	4,608,761
Pigeon Corp	195,900	4,599,344
Qol Co Ltd	194,000	2,803,718
Raito Kogyo Co Ltd	336,400	3,190,163
Roland DG Corp	130,200	2,806,392
Sanden Holdings Corp	783,000	2,451,084
Seikitokyu Kogyo Co Ltd	484,000	2,149,681
Seiko Holdings Corp	819,000	4,773,997

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Senshu Ikeda Holdings Inc	770,200	$3,350,350
Shikoku Electric Power Co Inc	253,800	4,152,139
Shinoken Group Co Ltd	184,200	2,782,568
Sojitz Corp	1,757,500	3,274,215
Square Enix Holdings Co Ltd	229,800	5,714,033
Star Micronics Co Ltd	174,100	2,384,742
Sumitomo Osaka Cement Co Ltd	1,691,000	6,008,477
Tabuchi Electric Co Ltd	364,800	2,391,415
Tadano Ltd	386,000	4,290,517
Takara Leben Co Ltd	585,900	2,887,596
Takuma Co Ltd	345,000	2,603,589
TASAKI & Co Ltd *	163,000	1,836,930
The Nishi-Nippon City Bank Ltd	1,051,000	2,894,335
Toho Gas Co Ltd	657,000	3,888,293
Toho Holdings Co Ltd	223,100	4,668,765
Toho Zinc Co Ltd	1,055,000	2,428,259
Tokai Tokyo Financial Holdings Inc	324,300	1,924,662
Tokyo Seimitsu Co Ltd	166,300	3,105,337
Toridoll.corp	216,800	2,580,384
Tosei Corp	357,500	2,316,642
Tosoh Corp	1,465,000	7,092,658
Tsuruha Holdings Inc	82,500	7,125,627
Ulvac Inc	375,664	6,132,634
Usen Corp *	1,379,420	3,463,946
Valor Co Ltd	34,694	872,352
Voyage Group Inc	158,900	2,311,323
Yamaichi Electronics Co Ltd	406,400	3,135,930
Zenkoku Hosho Co Ltd	114,200	3,808,021

		332,375,055

Jordan - 0.4%

Hikma Pharmaceuticals PLC	196,571	6,791,679

Luxembourg - 0.3%

APERAM SA *	172,524	4,661,717

Malta - 0.3%

Unibet Group PLC SDR	58,317	4,887,235

Netherlands - 1.5%

ASM International NV	132,442	4,296,221
BinckBank NV	312,739	2,580,345
Boskalis Westminster	88,456	3,872,297
Corbion NV	154,636	3,551,505
Delta Lloyd NV	209,000	1,758,944
Euronext NV ~	126,893	5,407,916
Fugro NV CVA *	127,319	2,254,730

		23,721,958

New Zealand - 0.4%

Fisher & Paykel Healthcare Corp Ltd	825,295	3,747,147
SKY Network Television Ltd	830,801	2,470,994

		6,218,141

Norway - 0.4%

BW LPG Ltd ~	202,395	1,261,484
Storebrand ASA *	1,336,749	4,396,028

		5,657,512

Portugal - 0.7%

CTT - Correios de Portugal SA	274,992	3,070,784
NOS SGPS SA	565,800	4,672,659
REN - Redes Energeticas Nacionais SGPS SA	840,023	2,520,562

		10,264,005

	Shares	Value
Singapore - 0.8%

CapitaLand Commercial Trust REIT	1,968,700	$1,859,152
Mapletree Greater China Commercial Trust REIT	3,228,500	2,111,197
Mapletree Industrial Trust REIT	2,810,000	2,931,726
Mapletree Logistics Trust REIT	2,800,000	1,929,014
SATS Ltd	1,050,600	2,828,382

		11,659,471

South Africa - 0.9%

Mondi PLC	655,515	13,757,538
Mota-Engil Africa NV	13,230	52,533

		13,810,071

South Korea - 3.9%

Bioland Ltd	150,440	3,120,819
Bluecom Co Ltd	299,734	3,504,675
CJ CheilJedang Corp	11,614	3,744,723
Dongbu Insurance Co Ltd	72,800	3,766,049
Dongwon F&B Co Ltd	3,835	1,302,519
Hanjin Shipping Co Ltd *	680,834	3,157,830
Hyundai Development Co-Engineering & Construction	76,661	3,548,684
Hyundai Securities Co Ltd	468,571	3,028,408
KB Insurance Co Ltd	150,310	2,982,583
Korea Petro Chemical Ind	27,166	3,843,125
LG International Corp	95,332	2,170,569
Mirae Asset Securities Co Ltd	58,749	1,394,488
OCI Materials Co Ltd	2,832	217,662
Osstem Implant Co Ltd *	118,597	6,563,213
S-Oil Corp	61,522	3,280,298
Samsung Fine Chemicals Co Ltd	66,145	2,240,401
Seah Besteel Corp	79,509	2,027,260
SFA Engineering Corp	56,722	2,140,954
SKC Co Ltd	120,728	3,909,807
Tongyang Life Insurance Co Ltd	301,511	3,592,966

		59,537,033

Spain - 2.2%

Abengoa Yield PLC	115,000	1,903,250
Acciona SA	49,574	3,512,010
Almirall SA	167,144	2,982,830
Cia de Distribucion Integral Logista Holdings SA	132,672	2,505,396
Distribuidora Internacional de Alimentacion SA *	431,656	2,608,988
Gamesa Corp Tecnologica SA	687,113	9,525,891
Mediaset Espana Comunicacion SA	335,252	3,661,709
Tecnicas Reunidas SA	94,962	4,200,545
Zeltia SA *	996,747	3,762,910

		34,663,529

Sweden - 2.0%

Betsson AB *	146,242	2,462,410
BillerudKorsnas AB	236,952	3,417,921
Boliden AB	229,605	3,594,537
Hemfosa Fastigheter AB	310,920	3,318,591
Holmen AB ‘B’	106,198	2,975,960
Intrum Justitia AB	234,779	8,122,153
JM AB	211,453	5,683,393
Medivir AB ‘B’ *	220,667	1,908,945

		31,483,910

Switzerland - 8.9%

Actelion Ltd	59,336	7,547,987
Adecco SA	162,859	11,941,611
Ascom Holding AG	144,000	2,655,456
Autoneum Holding AG	15,900	2,898,038

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Baloise Holding AG	50,806	$5,836,657
Cembra Money Bank AG	58,259	3,447,207
Chocoladefabriken Lindt & Sprungli AG - Participation Certificates	957	5,620,796
dorma+kaba Holding AG ‘B’	7,079	4,351,795
Emmi AG	6,386	2,669,477
EMS-Chemie Holding AG	10,581	4,362,455
Flughafen Zuerich AG	8,102	5,645,196
Forbo Holding AG	6,200	6,985,328
Georg Fischer AG	9,499	5,400,102
Givaudan SA	6,977	11,368,550
Julius Baer Group Ltd	163,480	7,438,029
Leonteq AG	19,956	3,534,472
Logitech International SA	292,960	3,824,635
Lonza Group AG	66,421	8,735,066
Oriflame Holding AG *	267,900	3,328,434
Partners Group Holding AG	12,655	4,299,616
Rieter Holding AG	12,473	1,847,293
Sika AG	1,008	3,118,655
Straumann Holding AG	28,790	8,290,051
Swiss Life Holding AG	50,179	11,218,340

		136,365,246

United Kingdom - 17.9%

3i Group PLC	1,261,959	8,926,089
Acacia Mining PLC	863,285	3,241,141
Ashtead Group PLC	364,865	5,149,693
AVEVA Group PLC	125,298	3,868,260
Barratt Developments PLC	422,046	4,128,556
Beazley PLC	1,034,000	5,596,847
Bellway PLC	396,442	14,948,156
Berendsen PLC	268,000	4,074,992
Berkeley Group Holdings PLC	282,889	14,323,446
Bodycote PLC	474,774	3,967,526
Booker Group PLC	2,603,207	7,295,728
Britvic PLC	403,051	4,144,302
Cairn Energy PLC *	1,299,800	2,759,639
Carillion PLC	1,088,055	4,979,236
Close Brothers Group PLC	256,349	5,800,778
Daily Mail & General Trust PLC ‘A’	314,960	3,597,452
Debenhams PLC	3,819,638	4,573,393
Dialog Semiconductor PLC *	241,625	9,668,245
Dixons Carphone PLC	1,490,336	9,590,851
DS Smith PLC	775,609	4,633,593
easyJet PLC	229,162	6,175,995
Galliford Try PLC	98,787	2,380,357
Go-Ahead Group PLC	186,593	6,942,829
Grafton Group PLC	210,244	2,127,299
Greggs PLC	208,132	3,423,501
Hays PLC	1,822,657	4,237,237
Henderson Group PLC	1,654,077	6,538,469
Howden Joinery Group PLC	975,621	7,197,892
Inchcape PLC	550,738	6,005,721
Inmarsat PLC	284,312	4,231,925
Intermediate Capital Group PLC	738,718	5,784,684
John Wood Group PLC	664,966	6,199,207
Just Retirement Group PLC (LON)	1,128,400	2,799,968
Kier Group PLC	91,185	1,863,934
Londonmetric Property PLC REIT	1,612,348	4,008,482
Man Group PLC	2,378,423	5,534,329
Mitie Group PLC	553,495	2,561,169
Moneysupermarket.com Group PLC	1,188,961	6,091,894
Pace PLC	937,667	5,115,008
Persimmon PLC *	304,687	9,283,653
Phoenix Group Holdings	194,421	2,408,470
QinetiQ Group PLC	1,744,256	5,959,999
Rentokil Initial PLC	2,096,257	4,676,137
Rexam PLC	333,976	2,647,500
Rightmove PLC	64,313	3,557,666

	Shares	Value
Savills PLC	249,395	$3,449,046
Segro PLC REIT	1,288,494	8,379,632
ST Modwen Properties PLC	377,388	2,372,049
Taylor Wimpey PLC	2,521,065	7,479,293
Tullett Prebon PLC	405,627	2,299,083
WH Smith PLC	138,051	3,271,061
WS Atkins PLC	203,991	4,291,565

		274,562,977

United States - 0.8%

AVG Technologies NV *	167,279	3,638,318
ICON PLC *	132,800	9,424,816

		13,063,134

Total Common Stocks (Cost $1,436,699,065)		1,500,786,243

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $24,289,164; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $24,775,875)	$24,289,164	24,289,164

Total Short-Term Investment (Cost $24,289,164)		24,289,164

TOTAL INVESTMENTS - 99.3% (Cost $1,461,338,975)		1,525,306,018

OTHER ASSETS & LIABILITIES, NET - 0.7%		10,152,405

NET ASSETS - 100.0%		$1,535,458,423

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Industrials	20.7%
Consumer Discretionary	19.2%
Financials	17.8%
Materials	9.6%
Information Technology	9.2%
Health Care	7.8%
Consumer Staples	5.8%
Energy	3.7%
Others (each less than 3.0%)	5.5%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$230,611	$-	$230,611	$-
	Common Stocks
	Australia	47,172,068	-	47,172,068	-
	Austria	5,128,094	-	5,128,094	-
	Belgium	7,061,776	-	7,061,776	-
	Brazil	1,182,714	1,182,714	-	-
	Canada	117,844,059	117,844,059	-	-
	China	3,211,956	-	3,211,956	-
	Cyprus	1,157,789	1,157,789	-	-
	Denmark	43,337,788	-	43,337,788	-
	Finland	17,368,010	-	17,368,010	-
	France	82,355,580	-	82,355,580	-
	Germany	107,203,383	-	107,203,383	-
	Greece	3,612,159	3,612,159	-	-
	Hong Kong	30,062,288	-	30,062,288	-
	Ireland	7,324,832	-	7,324,832	-
	Israel	10,913,740	2,383,935	8,529,805	-
	Italy	46,127,334	-	46,127,334	-
	Japan	332,375,055	-	332,375,055	-
	Jordan	6,791,679	-	6,791,679	-
	Luxembourg	4,661,717	-	4,661,717	-
	Malta	4,887,235	-	4,887,235	-
	Netherlands	23,721,958	-	23,721,958	-
	New Zealand	6,218,141	-	6,218,141	-
	Norway	5,657,512	-	5,657,512	-
	Portugal	10,264,005	-	10,264,005	-
	Singapore	11,659,471	-	11,659,471	-
	South Africa	13,810,071	-	13,810,071	-
	South Korea	59,537,033	217,662	59,319,371	-
	Spain	34,663,529	1,903,250	32,760,279	-
	Sweden	31,483,910	-	31,483,910	-
	Switzerland	136,365,246	-	136,365,246	-
	United Kingdom	274,562,977	-	274,562,977	-
	United States	13,063,134	13,063,134	-	-

		1,500,786,243	141,364,702	1,359,421,541	-

	Short-Term Investment	24,289,164	-	24,289,164	-

	Total	$1,525,306,018	$141,364,702	$1,383,941,316	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%

Brazil - 0.6%

Itau Unibanco Holding SA ADR	982,452	$6,503,832

Total Preferred Stocks (Cost $9,993,380)		6,503,832

COMMON STOCKS - 98.0%

Australia - 3.1%

Australia & New Zealand Banking Group Ltd	833,621	15,969,620
Goodman Group REIT	1,940,354	7,990,973
Oil Search Ltd	1,690,644	8,572,291

		32,532,884

Belgium - 0.3%

Solvay SA	28,149	2,877,089

China - 1.1%

CNOOC Ltd	6,834,000	7,065,096
Industrial & Commercial Bank of China Ltd ‘H’	7,059,000	4,092,518

		11,157,614

Finland - 2.7%

Nokia OYJ	2,212,778	15,159,810
UPM-Kymmene OYJ	873,506	13,123,700

		28,283,510

France - 12.9%

Airbus Group SE	84,584	5,023,951
AXA SA	893,801	21,698,942
BNP Paribas SA	393,915	23,195,973
Cap Gemini SA	109,703	9,775,182
Engie SA	600,342	9,721,569
Renault SA	152,700	10,969,405
Societe Generale SA	161,545	7,226,238
Sodexo SA	57,934	4,805,339
Thales SA	155,285	10,818,487
TOTAL SA	682,921	30,789,549

		134,024,635

Germany - 6.7%

Bayer AG	130,112	16,629,386
Brenntag AG	163,427	8,794,952
Daimler AG (XETR)	222,558	16,133,010
Deutsche Bank AG (XETR)	346,491	9,314,952
HeidelbergCement AG	74,457	5,098,349
Infineon Technologies AG	691,212	7,767,904
TUI AG	343,008	6,336,757

		70,075,310

Hong Kong - 1.9%

Cheung Kong Property Holdings Ltd	1,137,140	8,333,927
CK Hutchison Holdings Ltd	879,640	11,455,387

		19,789,314

Ireland - 2.4%

Ryanair Holdings PLC ADR	151,739	11,881,164
Shire PLC	187,726	12,813,053

		24,694,217

Italy - 5.3%

Enel SPA	4,166,808	18,631,478
Intesa Sanpaolo SPA	4,560,314	16,104,744

	Shares	Value
Telecom Italia SPA *	10,863,810	$13,357,169
UniCredit SPA	1,210,956	7,547,009

		55,640,400

Japan - 23.1%

Daikin Industries Ltd	147,400	8,287,653
Daiwa House Industry Co Ltd	526,800	13,075,891
Dentsu Inc	167,900	8,607,634
Japan Airlines Co Ltd	371,900	13,128,944
Japan Tobacco Inc	147,600	4,591,515
Kawasaki Heavy Industries Ltd	1,745,000	6,041,040
Mitsubishi Corp	698,100	11,477,694
Mitsubishi UFJ Financial Group Inc	5,185,000	31,337,396
Mitsui Fudosan Co Ltd	573,000	15,757,901
Nippon Telegraph & Telephone Corp	683,600	24,007,839
Nissan Motor Co Ltd	1,305,800	12,028,335
Seven & i Holdings Co Ltd	232,900	10,670,917
Sompo Japan Nipponkoa Holdings Inc	365,700	10,662,983
Sony Corp	597,700	14,614,625
Sumitomo Mitsui Financial Group Inc	305,500	11,629,619
The Dai-ichi Life Insurance Co Ltd	526,200	8,415,160
Toyota Motor Corp	603,600	35,500,338

		239,835,484

Luxembourg - 0.6%

ArcelorMittal	1,143,520	5,974,912

Netherlands - 3.9%

ING Groep NV CVA	1,168,524	16,588,001
Koninklijke KPN NV	3,720,368	13,945,268
NN Group NV	335,958	9,637,293

		40,170,562

Norway - 1.9%

DNB ASA	677,032	8,823,069
Norsk Hydro ASA	3,269,411	10,919,981

		19,743,050

Singapore - 0.5%

DBS Group Holdings Ltd	437,300	4,996,195

South Korea - 0.9%

Samsung Electronics Co Ltd	9,334	8,976,477

Spain - 0.5%

Bankia SA	4,234,847	5,487,497

Sweden - 2.1%

Electrolux AB ‘B’	598,083	16,921,774
Sandvik AB	555,263	4,737,044

		21,658,818

Switzerland - 8.2%

Credit Suisse Group AG	513,297	12,348,742
Nestle SA	210,364	15,841,777
Novartis AG	247,558	22,803,743
Roche Holding AG (XVTX)	71,020	18,774,421
Wolseley PLC	266,689	15,601,108

		85,369,791

United Kingdom - 19.9%

AstraZeneca PLC	325,623	20,665,126
Aviva PLC	1,923,669	13,186,873
Barclays PLC	4,865,547	17,988,181
Barratt Developments PLC	513,800	5,026,116
BG Group PLC	1,223,155	17,637,556

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
British American Tobacco PLC	221,655	$12,250,126
Dixons Carphone PLC	1,309,511	8,427,177
InterContinental Hotels Group PLC	225,284	7,791,016
Lloyds Banking Group PLC	16,162,799	18,425,158
National Grid PLC	1,191,092	16,588,051
Prudential PLC	839,134	17,739,760
Rio Tinto PLC	244,680	8,208,706
SABMiller PLC	110,860	6,282,042
The British Land Co PLC REIT	434,923	5,529,742
Vodafone Group PLC	9,645,653	30,499,923

		206,245,553

Total Common Stocks (Cost $1,083,232,760)		1,017,533,312

	Principal Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $10,984,293; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $11,204,531)	$10,984,293	10,984,293

Total Short-Term Investment (Cost $10,984,293)		10,984,293

TOTAL INVESTMENTS - 99.7% (Cost $1,104,210,433)		1,035,021,437

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,783,419

NET ASSETS - 100.0%		$1,037,804,856

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	33.7%
Consumer Discretionary	14.2%
Industrials	10.3%
Health Care	8.8%
Telecommunication Services	7.9%
Energy	6.2%
Consumer Staples	4.8%
Materials	4.4%
Utilities	4.3%
Information Technology	4.0%
Others (each less than 3.0%)	1.1%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	55,341,947	USD	40,245,483	11/15	GSC	($1,470,328)
CHF	5,797,739	USD	5,932,905	11/15	GSC	22,526
CHF	3,301,095	USD	3,433,361	11/15	MSC	(42,481)
CHF	18,454,351	USD	19,237,831	11/15	SCB	(281,543)
CHF	3,113,081	USD	3,194,384	11/15	SSB	3,369
DKK	133,438,768	USD	19,630,883	11/15	SCB	367,739
EUR	3,203,970	GBP	2,377,602	11/15	GSC	(14,255)
EUR	2,410,711	USD	2,721,350	11/15	MER	(26,281)
EUR	2,519,721	USD	2,767,047	11/15	MER	49,891
EUR	3,303,963	USD	3,698,836	11/15	MSC	(5,150)
EUR	12,810,979	USD	14,448,102	11/15	SCB	(125,988)
EUR	2,347,388	USD	2,661,067	11/15	SGN	(36,789)
EUR	3,976,122	USD	4,433,367	11/15	SGN	11,763
EUR	2,020,419	USD	2,269,102	11/15	SSB	(10,362)
EUR	8,719,795	USD	9,613,262	11/15	SSB	135,087
GBP	2,048,775	USD	3,231,850	11/15	SSB	(133,052)
HKD	107,052,643	USD	13,807,442	11/15	MSC	5,427
JPY	739,108,095	USD	6,147,453	11/15	GSC	16,007
JPY	426,469,054	USD	3,438,629	11/15	MSC	117,719
SEK	181,796,590	USD	21,181,379	11/15	GSC	554,519
SGD	4,079,543	USD	2,906,871	11/15	SGN	(43,371)
SGD	5,463,148	USD	3,958,746	11/15	SSB	(124,069)
USD	4,055,790	AUD	5,865,537	11/15	SSB	(53,879)
USD	3,348,245	EUR	3,058,105	11/15	CSF	(70,582)
USD	3,071,982	EUR	2,715,809	11/15	MSC	35,826
USD	5,487,182	EUR	4,998,212	11/15	RBS	(100,600)
USD	63,730,484	EUR	58,118,450	11/15	SCB	(1,243,400)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,550,047	EUR	3,075,681	11/15	SCB	$111,570
USD	2,399,252	EUR	2,146,488	11/15	SGN	(428)
USD	3,114,930	GBP	2,014,656	11/15	CIT	67,737
USD	7,537,943	GBP	4,973,980	11/15	GSC	14,734
USD	19,702,847	GBP	12,685,928	11/15	MSC	515,219
USD	3,034,935	GBP	1,948,803	11/15	RBC	87,346
USD	6,160,597	GBP	4,004,243	11/15	SCB	104,128
USD	4,851,119	HKD	37,623,457	11/15	SCB	(3,389)
USD	5,557,985	HKD	43,075,050	11/15	SCB	65
USD	20,176,802	JPY	2,503,890,677	11/15	MSC	(703,271)
USD	3,843,216	JPY	458,808,480	11/15	SSB	17,188
USD	18,589,606	NOK	152,496,431	11/15	DUB	686,262
USD	2,500,208	SEK	21,243,419	11/15	DUB	(39,690)
USD	2,662,110	SEK	22,671,057	11/15	GSC	(48,479)
USD	3,151,045	SEK	27,000,299	11/15	HSB	(77,155)

Total Forward Foreign Currency Contracts						($1,730,420)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$6,503,832	$6,503,832	$-	$-
	Common Stocks
	Australia	32,532,884	-	32,532,884	-
	Belgium	2,877,089	-	2,877,089	-
	China	11,157,614	-	11,157,614	-
	Finland	28,283,510	-	28,283,510	-
	France	134,024,635	-	134,024,635	-
	Germany	70,075,310	-	70,075,310	-
	Hong Kong	19,789,314	-	19,789,314	-
	Ireland	24,694,217	11,881,164	12,813,053	-
	Italy	55,640,400	-	55,640,400	-
	Japan	239,835,484	-	239,835,484	-
	Luxembourg	5,974,912	-	5,974,912	-
	Netherlands	40,170,562	-	40,170,562	-
	Norway	19,743,050	-	19,743,050	-
	Singapore	4,996,195	-	4,996,195	-
	South Korea	8,976,477	-	8,976,477	-
	Spain	5,487,497	-	5,487,497	-
	Sweden	21,658,818	-	21,658,818	-
	Switzerland	85,369,791	-	85,369,791	-
	United Kingdom	206,245,553	-	206,245,553	-

		1,017,533,312	11,881,164	1,005,652,148	-

	Short-Term Investment	10,984,293	-	10,984,293	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,924,122	-	2,924,122	-

	Total Assets	1,037,945,559	18,384,996	1,019,560,563	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,654,542)	-	(4,654,542)	-

	Total Liabilities	(4,654,542)	-	(4,654,542)	-

	Total	$1,033,291,017	$18,384,996	$1,014,906,021	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

OncoGenex Pharmaceutical Inc Exercise @ $20.00 Exp 10/19/15 * ¯	12,820	$-
SANUWAVE Health Inc Exercise @ $4.00 Exp 04/08/16 * ¯	135,383	1

		1

Total Warrants (Cost $0)		1

COMMON STOCKS - 96.5%

Health Care - 96.0%

Abbott Laboratories	238,100	9,576,382
AbbVie Inc	122,302	6,654,452
ACADIA Pharmaceuticals Inc *	13,000	429,910
Acceleron Pharma Inc *	32,000	796,800
Actelion Ltd (Switzerland)	14,500	1,844,509
Aetna Inc	38,900	4,256,049
Agilent Technologies Inc	69,000	2,368,770
Alder Biopharmaceuticals Inc *	30,900	1,012,284
Alexion Pharmaceuticals Inc *	53,100	8,304,309
Alkermes PLC *	48,400	2,839,628
Allergan PLC *	32,635	8,870,519
Alnylam Pharmaceuticals Inc *	6,330	508,679
Amedisys Inc *	45,100	1,712,447
AmerisourceBergen Corp	27,300	2,593,227
Amgen Inc	54,228	7,500,817
Anacor Pharmaceuticals Inc *	43,200	5,085,072
Anthem Inc	61,200	8,568,000
Aquinox Pharmaceuticals Inc * (Canada)	15,500	218,085
AstraZeneca PLC (United Kingdom)	85,000	5,394,385
AtriCure Inc *	11,300	247,583
Axovant Sciences Ltd *	15,000	193,800
Baxalta Inc	99,800	3,144,698
Baxter International Inc	12,800	420,480
Becton Dickinson & Co	49,581	6,577,415
Bio-Rad Laboratories Inc ‘A’ *	6,000	805,860
Biogen Inc *	25,811	7,531,908
BioMarin Pharmaceutical Inc *	16,500	1,737,780
Boston Scientific Corp *	627,100	10,290,711
Bristol-Myers Squibb Co	167,532	9,917,894
Cardinal Health Inc	53,800	4,132,916
Celgene Corp *	127,500	13,791,675
Cellectis SA ADR * (France)	10,200	268,872
Cempra Inc *	31,800	885,312
Cerner Corp *	22,300	1,337,108
Charles River Laboratories International Inc *	62,700	3,982,704
Chugai Pharmaceutical Co Ltd (Japan)	54,500	1,677,406
Cidara Therapeutics Inc *	3,083	39,216
Cigna Corp	46,400	6,264,928
Clovis Oncology Inc *	14,300	1,315,028
CONMED Corp	16,200	773,388
CR Bard Inc	13,000	2,422,030
Dermira Inc *	20,500	478,470
DexCom Inc *	19,500	1,674,270
Dyax Corp *	84,900	1,620,741
Edwards Lifesciences Corp *	26,000	3,696,420
Eli Lilly & Co	156,800	13,122,592
Endologix Inc *	58,926	722,433
Express Scripts Holding Co *	38,100	3,084,576
Genomic Health Inc *	29,200	617,872
Gilead Sciences Inc	70,100	6,883,119
Global Blood Therapeutics Inc *	11,900	501,704

	Shares	Value
HCA Holdings Inc *	68,991	$5,337,144
HealthEquity Inc *	23,100	682,605
Humana Inc	12,200	2,183,800
Illumina Inc *	6,300	1,107,666
Incyte Corp *	17,100	1,886,643
Inotek Pharmaceuticals Corp *	34,790	327,026
Insulet Corp *	19,900	515,609
Intercept Pharmaceuticals Inc *	7,300	1,210,778
Intra-Cellular Therapies Inc *	68,900	2,758,756
Intuitive Surgical Inc *	4,100	1,884,278
Isis Pharmaceuticals Inc *	45,100	1,822,942
Jazz Pharmaceuticals PLC *	6,200	823,422
Johnson & Johnson	62,200	5,806,370
Mallinckrodt PLC *	30,991	1,981,565
Masimo Corp *	46,700	1,800,752
McKesson Corp	50,300	9,307,009
Medivation Inc *	69,500	2,953,750
Medtronic PLC	191,258	12,802,811
Merck & Co Inc	119,600	5,907,044
Mylan NV *	103,000	4,146,780
Nektar Therapeutics *	131,100	1,436,856
Neurocrine Biosciences Inc *	41,800	1,663,222
Novartis AG (Switzerland)	64,000	5,895,344
Novartis AG ADR (Switzerland)	23,200	2,132,544
Otonomy Inc *	11,200	199,472
Perrigo Co PLC	9,266	1,457,264
Pfizer Inc	139,300	4,375,413
Phibro Animal Health Corp ‘A’	26,900	850,847
Pronai Therapeutics Inc * (Canada)	5,300	108,756
PTC Therapeutics Inc *	22,800	608,760
Regeneron Pharmaceuticals Inc *	10,175	4,732,799
Roche Holding AG (XVTX) (Switzerland)	14,540	3,843,707
Sage Therapeutics Inc *	7,300	308,936
Sanofi ADR (France)	17,200	816,484
Sarepta Therapeutics Inc *	36,500	1,172,015
Seattle Genetics Inc *	14,700	566,832
Seres Therapeutics Inc *	20,300	601,692
Shire PLC ADR (Ireland)	21,500	4,412,445
St Jude Medical Inc	101,300	6,391,017
Stryker Corp	90,600	8,525,460
Teladoc Inc *	25,200	561,708
Teva Pharmaceutical Industries Ltd ADR (Israel)	106,900	6,035,574
The Cooper Cos Inc	25,100	3,736,386
Thermo Fisher Scientific Inc	33,900	4,145,292
Thoratec Corp *	15,500	980,530
UCB SA (Belgium)	15,800	1,236,626
Ultragenyx Pharmaceutical Inc *	23,778	2,290,059
UnitedHealth Group Inc	134,501	15,603,461
Universal Health Services Inc ‘B’	44,700	5,579,007
Valeant Pharmaceuticals International Inc (NYSE) *	31,900	5,690,322
Vertex Pharmaceuticals Inc *	36,800	3,832,352
WellCare Health Plans Inc *	9,500	818,710
Zafgen Inc *	12,900	412,155
Zoetis Inc	47,000	1,935,460

		356,899,490

Information Technology - 0.5%

FEI Co	25,400	1,855,216

Total Common Stocks (Cost $334,742,615)		358,754,706

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $11,008,545; collateralized by U.S. Treasury Notes: 2.000% due 05/31/21 and value $11,228,806)	$11,008,545	$11,008,545

Total Short-Term Investment (Cost $11,008,545)		11,008,545

TOTAL INVESTMENTS - 99.5% (Cost $345,751,160)		369,763,252

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,928,242

NET ASSETS - 100.0%		$371,691,494

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition by health care sector as a percentage of net assets was as follows:

Pharmaceuticals	27.4%
Biotechnology	26.3%
Health Care Equipment	18.5%
Managed Health Care	10.3%
Health Care Distributors	4.3%
Life Sciences Tools & Services	3.3%
Others (each less than 3.0%)	6.4%

96.5%
Short-Term Investment	3.0%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Restricted securities as of September 30, 2015 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
OncoGenex Pharmaceutical Inc Warrants (Exp 10/19/15) Acq 10/19/10	$-	$-	0.0%
SANUWAVE Health Inc Warrants (Exp 04/08/16) Acq 04/08/11	-	1	0.0%

	$-	$1	0.0%

(c)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	83,430	CHF	81,708	10/15	GSC	($463)
USD	4,358,753	CHF	4,154,437	10/15	GSC	93,228
USD	39,161	EUR	34,803	10/15	CBA	261
USD	1,595,836	EUR	1,462,991	10/15	UBS	(39,395)
USD	4,053,731	GBP	2,600,334	10/15	SGN	120,458
USD	163,481	GBP	107,881	10/15	SSB	301

Total Forward Foreign Currency Contracts						$174,390

(d)	Transactions in written options for the nine-month period ended September 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	-	$-
Put Options Written	328	62,265
Put Options Expired	(222)	(43,966)

Outstanding, September 30, 2015	106	$18,299

(e)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Put - Intra-Cellular Therapies Inc	$35.00	10/16/15	BRC	55	$10,305	($6,875)
Put - Isis Pharmaceuticals Inc	38.00	10/16/15	CIT	51	7,994	(10,200)

Total Written Options					$18,299	($17,075)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants (1)	$1	$-	$1	$-
	Common Stocks
	Health Care	356,899,490	337,007,513	19,891,977	-
	Information Technology	1,855,216	1,855,216	-	-

		358,754,706	338,862,729	19,891,977	-

	Short-Term Investment	11,008,545	-	11,008,545	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	214,248	-	214,248	-

	Total Assets	369,977,500	338,862,729	31,114,771	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(17,075)	(17,075)	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(39,858)	-	(39,858)	-

	Total Liabilities - Derivatives	(56,933)	(17,075)	(39,858)	-

	Total Liabilities	(56,933)	(17,075)	(39,858)	-

	Total	$369,920,567	$338,845,654	$31,074,913	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Consumer Discretionary - 4.8%

Hilton Worldwide Holdings Inc	879,531	$20,176,442
La Quinta Holdings Inc *	83,500	1,317,630
Starwood Hotels & Resorts Worldwide Inc	246,219	16,368,639

		37,862,711

Financials - 93.7%

Acadia Realty Trust REIT	25,240	758,967
Alexandria Real Estate Equities Inc REIT	9,649	816,981
AvalonBay Communities Inc REIT	225,369	39,399,009
BioMed Realty Trust Inc REIT	290,880	5,811,782
Boston Properties Inc REIT	367,273	43,485,123
Camden Property Trust REIT	346,393	25,598,443
Chesapeake Lodging Trust REIT	403,116	10,505,203
Corporate Office Properties Trust REIT	205,290	4,317,249
Cousins Properties Inc REIT	757,512	6,984,261
CubeSmart REIT	102,881	2,799,392
DCT Industrial Trust Inc REIT	33,300	1,120,878
DDR Corp REIT	156,069	2,400,341
Douglas Emmett Inc REIT	516,216	14,825,724
Duke Realty Corp REIT	358,064	6,821,119
Equity LifeStyle Properties Inc REIT	152,193	8,913,944
Equity Residential REIT	953,609	71,635,108
Essex Property Trust Inc REIT	36,184	8,084,229
Federal Realty Investment Trust REIT	21,656	2,954,961
General Growth Properties Inc REIT	1,011,304	26,263,565
Healthcare Realty Trust Inc REIT	171,844	4,270,323
Host Hotels & Resorts Inc REIT	2,500,183	39,527,893
Hudson Pacific Properties Inc REIT	418,321	12,043,462
Kimco Realty Corp REIT	816,936	19,957,747
LaSalle Hotel Properties REIT	179,367	5,092,229
Liberty Property Trust REIT	247,675	7,804,239
Mack-Cali Realty Corp REIT	385,741	7,282,790
Mid-America Apartment Communities Inc REIT	2,170	177,658
National Retail Properties Inc REIT	253,045	9,177,942
Paramount Group Inc REIT	231,571	3,890,393
Prologis Inc REIT	384,441	14,954,755
Public Storage REIT	204,271	43,229,872
Realty Income Corp REIT	57,855	2,741,748
Regency Centers Corp REIT	410,036	25,483,737
Rexford Industrial Realty Inc REIT	196,241	2,706,163
Senior Housing Properties Trust REIT	458,298	7,424,428
Simon Property Group Inc REIT	554,577	101,886,886
Sovran Self Storage Inc REIT	75,844	7,152,089
Spirit Realty Capital Inc REIT	4,488	41,020
STORE Capital Corp REIT	481,341	9,944,505
Tanger Factory Outlet Centers Inc REIT	599,556	19,767,361

	Shares	Value
The Macerich Co REIT	40,832	$3,136,714
Ventas Inc REIT	380,362	21,323,094
Vornado Realty Trust REIT	583,722	52,780,143
Welltower Inc REIT	289,823	19,513,783
WP GLIMCHER Inc REIT	743,260	8,666,412
Xenia Hotels & Resorts Inc REIT	231,760	4,046,530

		737,520,195

Total Common Stocks (Cost $722,190,862)		775,382,906

	Principal Amount
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $10,241,816; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $10,449,000)	$10,241,816	10,241,816

Total Short-Term Investment (Cost $10,241,816)		10,241,816

TOTAL INVESTMENTS - 99.8% (Cost $732,432,678)		785,624,722

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,434,739

NET ASSETS - 100.0%		$787,059,461

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition by property sector as a percentage of net assets was as follows:

Retail	28.4%
Residential	19.5%
Office	18.4%
Hotels, Resorts & Cruise Lines	12.3%
Specialized	6.8%
Health Care Facilities	6.7%
Diversified	4.0%
Others (each less than 3.0%)	2.4%

98.5%
Short-Term Investment	1.3%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$775,382,906	$775,382,906	$-	$-
	Short-Term Investment	10,241,816	-	10,241,816	-

	Total	$785,624,722	$775,382,906	$10,241,816	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%

Consumer Discretionary - 4.9%

Garmin Ltd	23,900	$857,532
Harman International Industries Inc	18,600	1,785,414
Tesla Motors Inc *	7,500	1,863,000

		4,505,946

Consumer Staples - 0.2%

Arcadia Biosciences Inc *	50,937	155,358

Financials - 1.7%

QTS Realty Trust Inc ‘A’ REIT	35,600	1,555,364

Health Care - 19.3%

Avinger Inc *	21,521	316,574
Cardiovascular Systems Inc *	14,200	224,928
Cerner Corp *	52,200	3,129,912
Evogene Ltd * (Israel)	26,303	217,000
FibroGen Inc *	19,204	420,952
Intuitive Surgical Inc *	2,100	965,118
Isis Pharmaceuticals Inc *	53,700	2,170,554
PRA Health Sciences Inc *	35,769	1,388,910
PTC Therapeutics Inc *	16,100	429,870
Seres Therapeutics Inc *	4,285	127,007
Spark Therapeutics Inc *	1,889	78,828
Tenet Healthcare Corp *	53,500	1,975,220
Teva Pharmaceutical Industries Ltd ADR (Israel)	40,400	2,280,984
Vertex Pharmaceuticals Inc *	37,200	3,874,008

		17,599,865

Industrials - 3.7%

Abengoa SA ADR (Spain)	128,100	596,946
Abengoa SA ‘B’ (Spain)	213,300	197,280
Advanced Drainage Systems Inc	26,870	777,349
Pentair PLC (United Kingdom)	35,100	1,791,504

		3,363,079

Information Technology - 61.8%

21Vianet Group Inc ADR * (China)	31,500	575,820
ACI Worldwide Inc *	136,500	2,882,880
Acxiom Corp *	98,400	1,944,384
Alibaba Group Holding Ltd ADR * (China)	12,000	707,640
Alliance Data Systems Corp *	19,139	4,956,618
Aspen Technology Inc *	89,100	3,377,781
Cypress Semiconductor Corp *	131,400	1,119,528
Dialog Semiconductor PLC * (United Kingdom)	22,300	892,299
Euronet Worldwide Inc *	63,100	4,675,079
EVERTEC Inc	38,500	695,695
Facebook Inc ‘A’ *	25,200	2,265,480
FLIR Systems Inc	26,600	744,534
Globant SA *	37,372	1,143,209
Google Inc ‘A’ *	2,215	1,413,990
Google Inc ‘C’ *	3,021	1,838,037
Marvell Technology Group Ltd (Bermuda)	79,300	717,665
Micron Technology Inc * ‡	287,600	4,308,248
Microsemi Corp *	83,500	2,740,470
Microsoft Corp	79,800	3,531,948
Mobileye NV *	17,300	786,804
Nanometrics Inc *	23,300	282,862
NXP Semiconductors NV * (Netherlands)	36,700	3,195,469
Photronics Inc *	89,100	807,246
QIWI PLC ADR (Russia)	33,400	538,408
Rambus Inc *	107,800	1,272,040
Ruckus Wireless Inc *	63,000	748,440

	Shares	Value
Semtech Corp *	63,400	$957,340
Silicon Laboratories Inc *	3,700	153,698
Silver Spring Networks Inc *	78,100	1,005,928
Twitter Inc *	29,500	794,730
Universal Display Corp *	34,700	1,176,330
Virtusa Corp *	8,900	456,659
WNS Holdings Ltd ADR * (India)	125,600	3,510,520

		56,217,779

Materials - 0.5%

BioAmber Inc * (Canada)	64,400	344,540
Marrone Bio Innovations Inc *	41,900	88,409

		432,949

Telecommunication Services - 2.3%

China Unicom Hong Kong Ltd (China)	518,000	658,399
Zayo Group Holdings Inc *	55,600	1,410,016

		2,068,415

Utilities - 0.8%

Abengoa Yield PLC (Spain)	45,600	754,680

Total Common Stocks (Cost $90,820,962)		86,653,435

	Principal Amount
SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $4,061,427; collateralized by Freddie Mac: 2.120% due 06/02/21 and value $4,146,188)	$4,061,427	4,061,427

Total Short-Term Investment (Cost $4,061,427)		4,061,427

TOTAL INVESTMENTS - 99.7% (Cost $94,882,389)		90,714,862

OTHER ASSETS & LIABILITIES, NET - 0.3%		244,830

NET ASSETS - 100.0%		$90,959,692

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition by technology sector as a percentage of net assets was as follows:

Semiconductors	16.9%
Data Processing & Outsourced Services	15.8%
Application Software	10.1%
Internet Software & Services	8.4%
Biotechnology	8.0%
Systems Software	3.9%
Health Care Technology	3.4%
Others (each less than 3.0%)	28.7%

95.2%
Short-Term Investment	4.5%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of September 30, 2015, an investment with a value of $1,498,000 was fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Transactions in written options for the nine-month period ended September 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2014	766	$38,300
Call Options Written	348	15,004
Put Options Written	1,258	425,076
Put Options Exercised	(28)	(8,399)
Call Options Expired	(87)	(2,784)
Call Options Closed	(261)	(12,220)
Put Options Closed	(1,790)	(359,086)

Outstanding, September 30, 2015	206	$95,891

(d)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - Apple Inc	$110.00	10/16/15	CME	103	$36,873	($28,943)
Put - Apple Inc	115.00	10/16/15	CME	103	59,018	(58,401)

Total Written Options					$95,891	($87,344)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$4,505,946	$4,505,946	$-	$-
	Consumer Staples	155,358	155,358	-	-
	Financials	1,555,364	1,555,364	-	-
	Health Care	17,599,865	17,599,865	-	-
	Industrials	3,363,079	3,165,799	197,280	-
	Information Technology	56,217,779	55,325,480	892,299	-
	Materials	432,949	432,949	-	-
	Telecommunication Services	2,068,415	1,410,016	658,399	-
	Utilities	754,680	754,680	-	-

		86,653,435	84,905,457	1,747,978	-

	Short-Term Investment	4,061,427	-	4,061,427	-

	Total Assets	90,714,862	84,905,457	5,809,405	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(87,344)	(87,344)	-	-

	Total Liabilities	(87,344)	(87,344)	-	-

	Total	$90,627,518	$84,818,113	$5,809,405	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.5%

Austria - 0.3%

UNIQA Insurance Group AG 6.000% due 07/27/46 § ~	EUR 3,300,000	$3,680,402

Canada - 0.3%

Teck Resources Ltd 4.750% due 01/15/22	$6,110,000	3,930,520

Denmark - 0.6%

TDC AS 1.750% due 02/27/27 ~	EUR 3,820,000	3,742,950
3.500% due 02/26/15 § ~	3,759,000	3,847,059

		7,590,009

Finland - 0.4%

Nokia OYJ 6.625% due 05/15/39	$4,620,000	4,851,000

France - 3.1%

Credit Agricole Assurances SA 4.250% § ± ~	EUR 4,400,000	4,531,911
Electricite de France SA 4.125% § ± ~	2,200,000	2,409,212
5.000% § ± ~	8,000,000	8,907,025
Groupama SA 6.375% § ± ~	6,700,000	7,173,054
Orange SA 4.000% § ± ~	4,697,000	5,153,298
5.000% § ± ~	4,569,000	5,031,626
Sogecap SA 4.125% § ± ~	1,400,000	1,437,255
TOTAL SA 2.250% § ± ~	2,119,000	2,191,496

		36,834,877

Germany - 1.5%

Bayer AG 3.750% due 07/01/74 § ~	4,698,000	5,147,440
Bertelsmann SE & Co KGaA 3.000% due 04/23/75 § ~	3,500,000	3,532,949
ZF North America Capital Inc 2.250% due 04/26/19 ~	9,000,000	9,654,332

		18,334,721

Ireland - 1.5%

Baggot Securities Ltd 10.240% ± ~	7,610,000	8,631,047
Bank of Ireland 7.375% § ± ~	8,223,000	9,257,290
LCH Clearnet SA 6.576% § ±	450,000	520,429

		18,408,766

Italy - 2.3%

Enel SPA 5.000% due 01/15/75 § ~	9,620,000	11,029,556
6.500% due 01/10/74 § ~	2,670,000	3,184,014
Generali Finance BV 4.596% § ± ~	3,920,000	4,059,540
Intesa Sanpaolo SPA 7.700% § ± ~	$5,200,000	5,085,792
Unipol Gruppo Finanziario SPA 3.000% due 03/18/25 ~	EUR 4,793,000	4,875,526

		28,234,428

	Principal Amount	Value
Netherlands - 0.9%

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.500% § ± ~	EUR 9,654,000	$10,760,407

Portugal - 0.6%

EDP Finance BV 2.625% due 01/18/22 ~	6,260,000	7,040,179

Spain - 2.6%

Banco Bilbao Vizcaya Argentaria SA 6.750% § ± ~	11,400,000	12,239,967
Cellnex Telecom SAU 3.125% due 07/27/22 ~	2,500,000	2,662,532
Telefonica Europe BV 4.200% § ± ~	4,400,000	4,818,227
5.000% § ± ~	3,600,000	4,026,134
5.875% § ± ~	6,100,000	6,846,476
6.500% § ± ~	1,400,000	1,654,310

		32,247,646

Switzerland - 4.6%

Credit Suisse AG 0.281% due 07/22/16 § ~	9,350,000	10,459,607
UBS AG 4.750% due 05/22/23 § ~	$9,797,000	9,862,268
4.750% due 02/12/26 § ~	EUR 10,370,000	12,205,148
5.125% due 05/15/24 ~	$8,313,000	8,186,642
UBS Group AG 7.000% § ± ~	7,309,000	7,464,316
UBS Group Funding Jersey Ltd 4.125% due 09/24/25 ~	7,350,000	7,335,205

		55,513,186

United Kingdom - 7.7%

AA Bond Co Ltd 3.781% due 07/31/43 ~	GBP 5,625,000	8,734,625
4.720% due 07/02/43 ~	3,020,000	4,812,077
5.500% due 07/31/43 ~	4,100,000	5,885,957
6.269% due 07/02/43 ~	3,020,000	5,487,394
Barclays PLC 8.000% § ±	EUR 6,801,000	8,050,195
CPUK Finance Ltd 7.000% due 08/28/20 ~	GBP 1,400,000	2,128,440
7.239% due 02/28/42 ~	1,940,000	3,725,645
LBG Capital PLC 15.000% due 12/21/19 ~	EUR 4,210,000	6,946,045
15.000% due 12/21/19 ~	GBP 7,190,000	15,280,360
Royal Bank of Scotland Group PLC 7.500% § ±	$4,780,000	4,781,482
8.000% § ±	7,200,000	7,272,000
Sky PLC 1.875% due 11/24/23 ~	EUR 6,840,000	7,431,409
2.500% due 09/15/26 ~	5,640,000	6,219,349
Whitbread Group PLC 3.375% due 10/16/25 ~	GBP 4,050,000	6,161,502

		92,916,480

United States - 12.1%

Atwood Oceanics Inc 6.500% due 02/01/20	$5,438,000	4,391,185
Biogen Inc 3.625% due 09/15/22	4,140,000	4,179,496
4.050% due 09/15/25	4,280,000	4,335,280
5.200% due 09/15/45	2,003,000	2,029,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
CCO Safari II LLC 4.464% due 07/23/22 ~	$6,050,000	$6,056,897
4.908% due 07/23/25 ~	4,730,000	4,716,486
6.384% due 10/23/35 ~	3,400,000	3,449,052
6.484% due 10/23/45 ~	3,220,000	3,254,750
6.834% due 10/23/55 ~	1,700,000	1,695,731
Citigroup Inc 1.177% due 07/30/18 §	13,800,000	13,801,559
Continental Resources Inc 3.800% due 06/01/24	1,716,000	1,394,815
4.500% due 04/15/23	5,130,000	4,412,169
DIRECTV Holdings LLC 6.000% due 08/15/40	6,520,000	6,750,814
Energy Transfer Equity LP 5.500% due 06/01/27	4,027,000	3,362,545
General Motors Co 6.250% due 10/02/43	9,150,000	9,706,100
Gilead Sciences Inc 3.650% due 03/01/26	4,182,000	4,201,501
4.600% due 09/01/35	2,120,000	2,125,239
4.750% due 03/01/46	3,530,000	3,555,540
International Game Technology PLC 4.125% due 02/15/20 ~	EUR 1,743,000	1,899,007
4.750% due 02/15/23 ~	2,627,000	2,724,162
Kinder Morgan Inc 1.500% due 03/16/22	2,660,000	2,592,844
2.250% due 03/16/27	1,810,000	1,609,903
5.300% due 12/01/34	$2,050,000	1,751,350
KLA-Tencor Corp 4.650% due 11/01/24	14,260,000	14,281,447
MPT Operating Partnership LP 4.000% due 08/19/22	EUR 2,870,000	3,246,382
Noble Holding International Ltd 4.625% due 03/01/21	$4,978,000	3,839,218
ONEOK Inc 7.500% due 09/01/23	4,320,000	4,171,478
Seagate HDD Cayman 4.875% due 06/01/27 ~	11,970,000	11,163,294
Select Income REIT 4.500% due 02/01/25	1,031,000	993,851
The Priceline Group Inc 1.800% due 03/03/27	EUR 4,390,000	4,271,143
Walgreens Boots Alliance Inc 2.125% due 11/20/26	1,890,000	2,007,020
WPX Energy Inc 7.500% due 08/01/20	$5,080,000	4,673,600
8.250% due 08/01/23	3,480,000	3,166,800

		145,810,558

Total Corporate Bonds & Notes (Cost $492,303,223)		466,153,179

U.S. TREASURY OBLIGATIONS - 8.8%

U.S. Treasury Bonds - 8.8%

2.875% due 08/15/45	16,380,000	16,385,111
4.500% due 02/15/36	67,980,000	89,186,565

		105,571,676

Total U.S. Treasury Obligations (Cost $103,284,330)		105,571,676

FOREIGN GOVERNMENT BONDS & NOTES - 30.4%

Bulgaria - 2.3%

Bulgaria Government 2.950% due 09/03/24 ~	EUR 25,000,000	28,164,056

	Principal Amount	Value
Chile - 1.1%

Chile Government 1.625% due 01/30/25	EUR 1,372,000	$1,487,080
1.875% due 05/27/30	11,186,000	11,577,413

		13,064,493

Croatia - 1.1%

Croatia Government 3.000% due 03/11/25 ~	6,240,000	6,333,537
3.875% due 05/30/22 ~	5,830,000	6,548,315

		12,881,852

Cyprus - 3.2%

Cyprus Government 4.750% due 06/25/19 ~	32,550,000	38,665,662

Germany - 2.5%

Bundesrepublik Deutschland 0.500% due 02/15/25 ~	15,625,000	17,413,869
1.750% due 02/15/24 ~	1,474,000	1,834,975
2.500% due 08/15/46 ~	7,820,000	11,323,536

		30,572,380

Iceland - 2.0%

Iceland Government 2.500% due 07/15/20 ~	12,000,000	13,951,596
5.875% due 05/11/22 ~	$8,501,000	9,697,601

		23,649,197

Indonesia - 0.7%

Indonesia Government 2.875% due 07/08/21 ~	EUR 7,845,000	8,415,360

Israel - 0.7%

Israel Government 2.875% due 01/29/24 ~	6,950,000	8,559,411

Latvia - 1.8%

Republic of Latvia 2.750% due 01/12/20 ~	$9,550,000	9,729,062
5.250% due 06/16/21 ~	10,060,000	11,443,250

		21,172,312

Mexico - 2.4%

Mexico Government 1.625% due 03/06/24	EUR 5,670,000	5,895,328
3.000% due 03/06/45	11,670,000	10,774,344
4.000% due 03/15/15	13,810,000	12,788,680

		29,458,352

Morocco - 0.2%

Morocco Government 3.500% due 06/19/24 ~	2,420,000	2,727,768

Slovenia - 5.7%

Slovenia Government 4.125% due 02/18/19 ~	$23,130,000	24,459,975
4.750% due 05/10/18 ~	6,470,000	6,898,638
5.500% due 10/26/22 ~	18,610,000	20,968,892
5.850% due 05/10/23 ~	14,840,000	17,030,087

		69,357,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Spain - 6.7%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 14,180,000	$16,999,189
Spain Government 1.600% due 04/30/25 ~	12,963,000	14,219,155
2.150% due 10/31/25 ~	30,375,000	34,760,722
4.650% due 07/30/25 ~	10,870,000	15,170,958

		81,150,024

Total Foreign Government Bonds & Notes (Cost $376,465,299)		367,838,459

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments) (Cost $842,732)		29,785

SHORT-TERM INVESTMENT - 17.9%

Repurchase Agreement - 17.9%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $216,862,766; collateralized by U.S. Treasury Notes: 2.250% due 03/31/21 - 04/30/21 and value $221,203,888)	$216,862,766	216,862,766

Total Short-Term Investment (Cost $216,862,766)		216,862,766

TOTAL INVESTMENTS - 95.6% (Cost $1,189,758,350)		1,156,455,865

OTHER ASSETS & LIABILITIES, NET - 4.4%		53,739,250

NET ASSETS - 100.0%		$1,210,195,115

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (12/15)	18	$36,316

Short Futures Outstanding
Euro-Bobl (12/15)	6	(2,420)
Euro-BTP (12/15)	225	(821,641)
Eurodollar (12/16)	1,273	(1,807,717)
U.S. Treasury 10-Year Notes (12/15)	166	(247,288)
U.S. Treasury 20-Year Bonds (12/15)	115	(150,179)
U.S. Treasury Ultra Bonds (12/15)	119	(172,348)
United Kingdom 10-Year Notes (12/15)	119	(165,916)

		(3,367,509)

Total Futures Contracts		($3,331,193)

(b)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	10,765,594	HUF	3,390,892,925	10/15	BRC	($47,774)
EUR	6,023,000	USD	6,770,939	10/15	CIT	(38,121)
HUF	3,390,892,925	EUR	10,750,000	10/15	BRC	65,206
JPY	4,347,825,000	USD	36,423,096	10/15	CSF	(168,583)
MYR	80,637,782	USD	18,598,619	10/15	HSB	(233,100)
MYR	71,020,800	USD	16,200,000	11/15	BNP	(41,955)
MYR	72,061,933	USD	16,858,570	11/15	HSB	(463,656)
USD	93,300,000	CNY	602,363,460	10/15	CIT	(1,156,758)
USD	539,374,164	EUR	476,000,000	10/15	CSF	7,276,977
USD	53,823,629	GBP	34,924,000	10/15	BRC	999,119
USD	36,250,000	JPY	4,347,825,000	10/15	CSF	(4,513)
USD	16,069,919	MYR	70,418,385	10/15	BNP	32,015
USD	2,345,806	MYR	10,219,397	10/15	HSB	18,190
USD	32,198,001	MYR	143,082,733	11/15	BNP	(354,958)

Total Forward Foreign Currency Contracts						$5,882,089

(c)	Purchased options outstanding as of September 30, 2015 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Dow Jones Euro STOXX 50 (10/15)	3,500.00	10/16/15	EUX	6,664	$842,732	$29,785

Total Purchased Options					$842,732	$29,785

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(d)	Transactions in written options for the period from inception through September 30, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, April 27, 2015	-	$-
Call Options Written	8,172	559,732
Put Options Written	30,962	10,038,699
Call Options Expired	(4,086)	(279,866)
Call Options Closed	(4,086)	(279,866)
Put Options Closed	(30,962)	(10,038,699)

Outstanding, September 30, 2015	-	$-

(e)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Corporate Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BorgWarner Inc	1.000%	06/20/20	CSF	1.333%	$9,600,000	$142,185	($174,675)	$316,860
Anadarko Petroleum Corp	1.000%	09/20/20	CIT	1.980%	1,421,000	64,225	24,092	40,133
Anadarko Petroleum Corp	1.000%	09/20/20	GSC	1.980%	2,394,000	108,202	59,297	48,905
Anglo American Capital PLC	1.000%	12/20/20	CIT	5.060%	EUR 2,700,000	535,063	323,470	211,593
Diageo Capital PLC	1.000%	12/20/20	CIT	0.608%	5,213,000	(119,693)	(116,105)	(3,588)
Repsol International Finance BV	1.000%	12/20/20	CIT	2.194%	622,000	40,560	26,857	13,703
Statoil ASA	1.000%	12/20/20	CIT	0.670%	5,463,000	(105,569)	(111,982)	6,413
Anadarko Petroleum Corp	1.000%	12/20/20	CSF	2.068%	$820,000	42,139	24,392	17,747
Boston Scientific Corp	1.000%	12/20/20	CSF	0.713%	9,050,000	(133,350)	(126,395)	(6,955)
Cardinal Health Inc	1.000%	12/20/20	CSF	0.278%	7,500,000	(278,241)	(262,756)	(15,485)
Ingersoll-Rand Co	1.000%	12/20/20	CSF	0.399%	7,700,000	(237,511)	(241,563)	4,052
Nordstrom Inc	1.000%	12/20/20	CSF	0.552%	9,600,000	(220,721)	(226,835)	6,114
Xerox Corp	1.000%	12/20/20	CSF	1.571%	2,100,000	58,628	40,690	17,938
Anadarko Petroleum Corp	1.000%	12/20/20	GSC	2.068%	1,171,000	60,176	34,832	25,344
Dover Corp	1.000%	12/20/20	GSC	0.705%	2,400,000	(36,270)	(31,703)	(4,567)
Newell Rubbermaid Inc	1.000%	12/20/20	GSC	0.482%	7,550,000	(200,386)	(201,693)	1,307
Packaging Corp of America	1.000%	12/20/20	GSC	1.183%	6,900,000	61,220	(6,806)	68,026
Quest Diagnostics Inc	1.000%	12/20/20	GSC	0.931%	10,000,000	(37,380)	(54,494)	17,114
Stanley Black & Decker Inc	1.000%	12/20/20	GSC	0.797%	9,500,000	(99,379)	(99,258)	(121)
Jaguar Land Rover Automotive PLC	5.000%	12/20/20	CIT	3.513%	EUR 1,862,000	(147,202)	(220,323)	73,121

						($503,304)	($1,340,958)	$837,654

Credit Default Swaps on Corporate Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1.000%	06/20/20	CIT	1.574%	EUR 1,360,000	($39,672)	($22,819)	($16,853)
The Royal Bank of Scotland PLC	1.000%	06/20/20	CIT	1.817%	9,450,000	(391,288)	(195,114)	(196,174)
Diamond Offshore Drilling Inc	1.000%	09/20/20	CIT	5.317%	$3,200,000	(582,758)	(386,603)	(196,155)
Tesco PLC	1.000%	09/20/20	CSF	2.608%	EUR 2,949,000	(244,472)	(148,680)	(95,792)
Tesco PLC	1.000%	09/20/20	CSF	2.516%	3,685,000	(275,313)	(197,092)	(78,221)
Dell Inc	1.000%	09/20/20	GSC	3.246%	$1,984,000	(200,031)	(210,623)	10,592
Casino Guichard Perrachon SA	1.000%	12/20/20	CIT	2.722%	EUR 4,241,000	(392,026)	(327,058)	(64,968)
Volkswagen International Finance NV	1.000%	12/20/20	CIT	2.656%	2,853,000	(249,892)	(195,088)	(54,804)
Casino Guichard Perrachon SA	1.000%	12/20/20	CSF	2.722%	3,159,000	(292,009)	(251,482)	(40,527)
Tesco PLC	1.000%	12/20/20	CSF	2.690%	3,400,000	(334,852)	(337,170)	2,318
Volkswagen International Finance NV	1.000%	12/20/20	GSC	2.656%	1,342,000	(117,530)	(83,288)	(34,242)
Energias de Portugal SA	5.000%	12/20/20	GSC	1.521%	3,490,000	687,020	747,714	(60,694)

						($2,432,823)	($1,607,303)	($825,520)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia Ex Japan IG	1.000%	12/20/20	CIT	$35,200,000	$1,015,926	$898,683	$117,243

			Exchange
iTraxx Crossover	5.000%	12/20/20	ICE	EUR 60,730,000	(3,420,891)	(3,348,556)	(72,335)

					($2,404,965)	($2,449,873)	$44,908

					($5,341,092)	($5,398,134)	$57,042

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	2.090%	01/04/26	$198,230,000	$-	$-	$-

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	CIT	1.771%	10/13/65	EUR 6,640,000	($838,597)	$-	($838,597)

	Exchange

3-Month USD-LIBOR	LCH	1.668%	11/27/20	$54,370,000	(551,719)	-	(551,719)
6-Month EUR-LIBOR	LCH	0.432%	12/10/20	EUR 81,890,000	(206,419)	-	(206,419)
6-Month EUR-LIBOR	LCH	0.995%	11/25/25	23,650,000	(7,413)	-	(7,413)
3-Month USD-LIBOR	LCH	2.212%	11/30/25	$33,640,000	(226,575)	-	(226,575)
6-Month EUR-LIBOR	LCH	1.115%	12/07/25	EUR 54,560,000	(693,616)	-	(693,616)
3-Month USD-LIBOR	LCH	2.367%	12/16/25	$62,204,000	(1,738,851)	-	(1,738,851)
3-Month USD-LIBOR	LCH	2.660%	02/15/36	77,190,000	(2,520,954)	-	(2,520,954)

					(5,945,547)	-	(5,945,547)

					($6,784,144)	$-	($6,784,144)

Total Swap Agreements					($12,125,236)	($5,398,134)	($6,727,102)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$466,153,179	$-	$466,153,179	$-
	U.S. Treasury Obligations	105,571,676	-	105,571,676	-
	Foreign Government Bonds & Notes	367,838,459	-	367,838,459	-
	Short-Term Investment	216,862,766	-	216,862,766	-
	Derivatives:
	Credit Contracts
	Swaps	2,815,344	-	2,815,344	-
	Equity Contracts
	Purchased Options	29,785	29,785	-	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	8,391,507	-	8,391,507	-
	Interest Rate Contracts
	Futures	36,316	36,316	-	-

	Total Assets - Derivatives	11,272,952	66,101	11,206,851	-

	Total Assets	1,167,699,032	66,101	1,167,632,931	-

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(8,156,436)	-	(8,156,436)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,509,418)	-	(2,509,418)	-
	Interest Rate Contracts
	Futures	(3,367,509)	(3,367,509)	-	-
	Swaps	(6,784,144)	-	(6,784,144)	-

	Total Interest Rate Contracts	(10,151,653)	(3,367,509)	(6,784,144)	-

	Total Liabilities - Derivatives	(20,817,507)	(3,367,509)	(17,449,998)	-

	Total Liabilities	(20,817,507)	(3,367,509)	(17,449,998)	-

	Total	$1,146,881,525	($3,301,408)	$1,150,182,933	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 20.9%

Germany - 4.9%

KFW 0.500% due 04/19/16	$33,900,000	$33,917,798
0.750% due 07/05/16 ~	30,621,000	30,696,756

		64,614,554

Multi-National - 16.0%

Asian Development Bank 0.750% due 01/11/17	20,000,000	20,046,520
2.500% due 03/15/16	40,000,000	40,378,080
European Investment Bank 2.500% due 05/16/16	40,000,000	40,504,400
4.875% due 02/16/16	30,000,000	30,500,790
Inter-American Development Bank 0.625% due 09/12/16	35,000,000	35,065,415
International Bank for Reconstruction & Development 0.375% due 11/16/15	45,009,000	45,025,068

		211,520,273

Total Corporate Bonds & Notes (Cost $276,089,171)		276,134,827

U.S. GOVERNMENT AGENCY ISSUE - 1.9%

Federal Home Loan Bank 0.200% due 10/30/15	25,000,000	25,002,250

Total U.S. Government Agency Issue (Cost $25,000,991)		25,002,250

U.S. TREASURY OBLIGATIONS - 5.1%

U.S. Treasury Notes - 5.1%

0.375% due 01/31/16 ‡	66,600,000	66,667,665

Total U.S. Treasury Obligations (Cost $66,632,185)		66,667,665

FOREIGN GOVERNMENT BONDS & NOTES - 18.1%

Canada - 5.0%

Canadian Government 1.250% due 02/01/16	CAD 87,950,000	66,067,618

	Principal Amount	Value
France - 3.6%

France Government OAT 3.250% due 04/25/16 ~	EUR 42,000,000	$47,846,449

Germany - 4.6%

Bundesrepublik Deutschland 3.500% due 01/04/16 ~	53,600,000	60,475,194

United Kingdom - 4.9%

United Kingdom Gilt 8.000% due 12/07/15 ~	GBP 42,250,000	64,791,966

Total Foreign Government Bonds & Notes (Cost $240,863,224)		239,181,227

SHORT-TERM INVESTMENTS - 53.2%

U.S. Treasury Bills - 10.2%

0.137% due 12/10/15 ‡	$45,000,000	45,003,060
0.224% due 03/31/16 ‡	45,000,000	44,982,945
0.348% due 06/23/16 ‡	45,000,000	44,943,480

		134,929,485

Repurchase Agreement - 43.0%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $568,508,183; collateralized by Fannie Mae: 2.000% due 05/26/21 and value $195,746,974; Freddie Mac: 2.060% - 2.375% due 05/27/21 - 01/13/22 and value $254,833,724; and U.S. Treasury Notes: 1.500% - 2.250% due 04/30/21 - 01/31/22 and value $129,304,556)	568,508,183	568,508,183

Total Short-Term Investments (Cost $703,334,933)		703,437,668

TOTAL INVESTMENTS - 99.2% (Cost $1,311,920,504)		1,310,423,637

OTHER ASSETS & LIABILITIES, NET - 0.8%		10,250,492

NET ASSETS - 100.0%		$1,320,674,129

Notes to Schedule of Investments

(a)	As of September 30, 2015, investments with a total aggregate value of $15,542,734 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

(b)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	12,688,096	USD	8,887,161	11/15	BRC	($4,736)
CAD	210,525,609	USD	158,948,672	11/15	CIT	(1,229,792)
CHF	119,572,972	USD	122,788,180	11/15	ANZ	106,386
CHF	120,334,360	USD	124,181,887	11/15	BRC	(504,783)
CHF	16,554,423	USD	16,971,237	11/15	BRC	43,049
CHF	47,965,012	USD	49,459,990	11/15	CIT	(162,567)
CHF	96,668,201	USD	98,971,871	11/15	GSC	381,658
CHF	205,316,210	USD	210,514,134	11/15	RBC	505,515

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	43,780,000	USD	48,756,122	10/15	DUB	$184,153
EUR	4,071,205	USD	4,547,801	11/15	BRC	4,822
EUR	97,407,276	USD	108,649,050	11/15	SCB	276,590
GBP	59,458,305	USD	90,987,915	11/15	DUB	(1,064,396)
GBP	53,235,907	USD	81,468,133	11/15	SEB	(955,242)
INR	5,322,010,000	USD	79,014,327	10/15	JPM	1,830,959
JPY	38,720,700,000	USD	322,720,908	10/15	JPM	153,203
JPY	9,281,910,000	USD	77,312,849	11/15	ANZ	104,626
JPY	15,014,050,000	USD	125,057,160	11/15	BRC	170,280
JPY	22,911,542,270	USD	190,789,607	11/15	DUB	308,317
MXN	1,288,970,000	USD	75,810,616	10/15	CIB	263,284
MYR	345,635,000	USD	78,051,397	10/15	MSC	633,900
NZD	65,831,571	USD	41,406,082	11/15	ANZ	529,763
NZD	33,304,017	USD	20,997,683	11/15	DUB	217,550
NZD	574,136,577	USD	360,734,660	11/15	GSC	5,000,234
PHP	3,630,000,000	USD	77,336,060	10/15	BRC	216,111
SEK	253,992,426	USD	30,208,945	11/15	BRC	170,817
SEK	266,163,115	USD	31,697,689	11/15	SCB	137,796
USD	21,500,000	AUD	30,828,130	11/15	ANZ	(81,533)
USD	19,906,082	AUD	28,415,745	11/15	ANZ	13,362
USD	20,997,683	AUD	29,974,637	11/15	DUB	13,645
USD	192,332,147	AUD	273,317,484	11/15	GSC	993,572
USD	62,000,000	AUD	88,759,726	11/15	RBC	(137,113)
USD	55,312,955	CAD	73,530,000	10/15	CIB	221,593
USD	11,077,674	CAD	14,835,000	10/15	CSF	(37,250)
USD	49,445,425	CAD	66,325,846	11/15	CIT	(243,723)
USD	124,282,310	CAD	164,610,428	11/15	CIT	961,577
USD	397,540,101	CHF	387,860,000	10/15	MSC	(800,233)
USD	170,454,012	CHF	165,990,674	11/15	ANZ	(147,684)
USD	349,045,642	CHF	339,970,455	11/15	BRC	(368,786)
USD	271,845,029	CHF	264,850,456	11/15	RBC	(362,657)
USD	6,900,112	EUR	6,177,001	11/15	BRC	(7,317)
USD	61,952,465	EUR	55,497,048	11/15	CIT	(107,083)
USD	106,177,900	EUR	95,148,820	11/15	GSC	(222,222)
USD	166,406,279	EUR	149,188,441	11/15	SCB	(423,624)
USD	5,141,965	GBP	3,395,000	10/15	CSF	6,860
USD	61,962,128	GBP	40,495,000	10/15	DUB	711,438
USD	154,357,662	GBP	101,545,144	11/15	BRC	782,875
USD	109,298,622	GBP	72,003,008	11/15	DUB	402,753
USD	31,697,689	GBP	20,824,561	11/15	SCB	203,051
USD	21,448,632	JPY	2,567,377,640	11/15	BRC	34,947
USD	157,869,390	KRW	187,833,000,000	10/15	CSF	(419,069)
USD	79,438,060	MYR	345,635,000	10/15	DUB	752,764
USD	62,010,000	NOK	532,851,930	11/15	GSC	(531,717)
USD	77,960,033	NZD	124,500,000	10/15	GSC	(1,468,754)
USD	122,566,834	NZD	195,375,449	11/15	GSC	(1,890,694)
USD	61,902,296	SEK	519,385,027	11/15	SEB	(220,789)
USD	77,024,370	THB	2,797,140,000	10/15	JPM	36,636

Total Forward Foreign Currency Contracts						$4,982,322

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$276,134,827	$-	$276,134,827	$-
	U.S. Government Agency Issue	25,002,250	-	25,002,250	-
	U.S. Treasury Obligations	66,667,665	-	66,667,665	-
	Foreign Government Bonds & Notes	239,181,227	-	239,181,227	-
	Short-Term Investments	703,437,668	-	703,437,668	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	16,374,086	-	16,374,086	-

	Total Assets	1,326,797,723	-	1,326,797,723	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(11,391,764)	-	(11,391,764)	-

	Total Liabilities	(11,391,764)	-	(11,391,764)	-

	Total	$1,315,405,959	$-	$1,315,405,959	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 82.0%

Money Market Funds - 19.7%

BlackRock Liquidity Funds T-Fund Portfolio	132,927,936	$132,927,936
Dreyfus Treasury & Agency Cash Management	132,927,936	132,927,936

		265,855,872

	Principal Amount

U.S. Treasury Bills - 49.1%

0.061% due 10/22/15 ‡	$230,632,000	230,633,845
0.066% due 10/22/15 ‡	100,000,000	100,000,800
0.081% due 10/29/15 ‡	330,632,000	330,637,290

		661,271,935

Repurchase Agreement - 13.2%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $177,237,248; collateralized by U.S. Treasury Notes: 2.250% due 03/31/21 and value $180,784,175)	177,237,248	177,237,248

Total Short-Term Investments (Cost $1,104,324,684)		1,104,365,055

TOTAL INVESTMENTS - 82.0% (Cost $1,104,324,684)		1,104,365,055

OTHER ASSETS & LIABILITIES, NET - 18.0%		241,971,051

NET ASSETS - 100.0%		$1,346,336,106

Notes to Schedule of Investments

(a)	As of September 30, 2015, investments with a total aggregate value of $298,888,551 were fully or partially segregated with the broker(s)/custodian as collateral for open swap agreements.

(b)	An investment (within a total return basket swap) with a value of $638,062 or less than 0.1% of the portfolio’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (10/15)	135	$21,310
CAC 40 Index (10/15)	706	(429,561)
DAX Index (12/15)	106	(1,345,714)
FTSE 100 Index (12/15)	760	(298,249)
FTSE MIB Index (12/15)	81	(58,103)
Hang Seng Index (10/15)	145	(72,884)
IBEX 35 Index (10/15)	100	(186,624)
MSCI Singapore Index (10/15)	268	(3,616)
OMX Index (10/15)	667	(269,511)
S&P 500 E-Mini Index (12/15)	4,492	(5,985,707)
S&P/TSE 60 Index (12/15)	382	(183,281)
SPI 200 Index (12/15)	91	(66,970)
TOPIX Index (12/15)	486	(797,061)

		(9,675,971)

Short Futures Outstanding
Dow Jones Euro STOXX 50 Index (12/15)	1,363	23,451

Total Futures Contracts		($9,652,520)

(d)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	7,701,067	USD	5,459,730	12/15	CIT	($75,767)
AUD	3,630,433	USD	2,534,778	12/15	CIT	3,327
AUD	7,701,069	USD	5,459,665	12/15	CSF	(75,701)
AUD	3,630,431	USD	2,534,777	12/15	CSF	3,327
CAD	14,536,000	USD	10,984,944	12/15	CIT	(95,935)
CAD	14,536,000	USD	10,984,869	12/15	CSF	(95,860)
CHF	4,792,783	USD	4,987,709	12/15	CIT	(56,582)
CHF	6,898,717	USD	7,085,881	12/15	CIT	11,967
CHF	4,792,784	USD	4,987,444	12/15	CSF	(56,316)
CHF	6,898,716	USD	7,085,880	12/15	CSF	11,967
DKK	1,654,000	USD	250,795	12/15	CIT	(2,642)
DKK	13,108,500	USD	1,964,316	12/15	CIT	2,379
DKK	1,654,000	USD	250,747	12/15	CSF	(2,594)
DKK	13,108,500	USD	1,964,316	12/15	CSF	2,379
EUR	21,352,447	USD	24,029,738	12/15	CIT	(140,160)
EUR	12,881,553	USD	14,345,728	12/15	CIT	66,431
EUR	21,352,446	USD	24,029,676	12/15	CSF	(140,099)
EUR	12,881,554	USD	14,345,729	12/15	CSF	66,432
GBP	16,427,000	USD	25,083,705	12/15	CIT	(241,490)
GBP	16,427,000	USD	25,083,724	12/15	CSF	(241,510)
HKD	682,000	USD	88,020	12/15	CIT	(23)
HKD	27,982,500	USD	3,610,045	12/15	CIT	450
HKD	28,664,500	USD	3,698,033	12/15	CSF	457
ILS	3,276,000	USD	831,191	12/15	CIT	4,759
ILS	3,276,000	USD	831,182	12/15	CSF	4,767
JPY	1,101,056,172	USD	9,222,104	12/15	CIT	(32,380)
JPY	2,391,654,328	USD	19,861,738	12/15	CIT	99,681
JPY	1,101,056,172	USD	9,222,034	12/15	CSF	(32,310)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
JPY	2,391,654,328	USD	19,861,738	12/15	CSF	$99,681
NOK	6,064,000	USD	732,863	12/15	CIT	(21,396)
NOK	6,064,000	USD	732,855	12/15	CSF	(21,388)
NZD	145,961	USD	93,013	12/15	CIT	(195)
NZD	132,539	USD	83,919	12/15	CIT	363
NZD	145,962	USD	93,013	12/15	CSF	(195)
NZD	132,538	USD	83,907	12/15	CSF	375
SEK	31,341,500	USD	3,721,756	12/15	CIT	29,454
SEK	31,341,500	USD	3,721,741	12/15	CSF	29,469
SGD	2,230,500	USD	1,578,560	12/15	CIT	(15,048)
SGD	2,230,500	USD	1,578,564	12/15	CSF	(15,052)

Total Forward Foreign Currency Contracts						($924,978)

(e)	Swap agreements outstanding as of September 30, 2015 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Dates (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month USD-LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	05/02/25- 09/12/25	$86,712,053

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	10,449	$509,732	($24,167)
Marvell Technology Group Ltd	551,556	7,732,602	(2,741,020)

			(2,765,187)

Switzerland

TE Connectivity Ltd	28,235	1,912,388	(221,394)

United States

3M Co	144,606	24,392,028	(2,294,979)
Abbott Laboratories	153,790	7,276,844	(1,091,410)
Accenture PLC ‘A’	57,485	5,370,578	277,898
ACE Ltd	75,186	8,062,822	(288,590)
Activision Blizzard Inc	160,921	3,731,915	1,286,459
AES Corp	92,936	1,249,339	(339,496)
Aetna Inc	135,790	15,369,972	227,018
Aflac Inc	223,467	14,189,939	(1,199,803)
AGCO Corp	19,614	1,009,764	(95,163)
Agilent Technologies Inc	109,323	4,247,614	(494,555)
Akamai Technologies Inc	97,600	7,424,662	(524,803)
Alaska Air Group Inc	48,342	3,622,571	766,287
Alleghany Corp	4,553	2,166,650	(35,345)
Alliant Energy Corp	64,961	3,931,536	(131,967)
Allied World Assurance Co Holdings AG	16,713	712,765	(74,830)
Ally Financial Inc	88,702	2,048,986	(136,484)
Altria Group Inc	341,420	18,005,907	1,363,589
Amazon.com Inc	6,861	3,731,664	493,119
Amdocs Ltd	144,809	7,947,560	289,176
Ameren Corp	55,671	2,239,523	113,690
American Eagle Outfitters Inc	110,684	1,804,870	(74,863)
American Electric Power Co Inc	108,039	6,042,256	100,842
American Express Co	79,411	6,305,024	(290,479)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Ameriprise Financial Inc	82,994	$10,379,364	($1,322,229)
AmerisourceBergen Corp	164,470	18,610,423	(2,926,325)
Amgen Inc	100,319	17,268,942	(2,090,978)
ANSYS Inc	17,583	1,531,618	32,896
Anthem Inc	54,827	8,479,750	(803,970)
AO Smith Corp	50,245	3,306,834	(31,362)
Apollo Education Group Inc	69,311	819,492	(52,913)
Apple Inc	54,823	9,001,252	(815,906)
Applied Materials Inc	156,269	3,289,511	(759,848)
Archer-Daniels-Midland Co	173,863	8,582,578	(1,375,957)
Armstrong World Industries Inc	11,650	649,886	(93,715)
Arrow Electronics Inc	86,905	5,265,544	(461,435)
Ashland Inc	2,439	285,756	(40,344)
Assurant Inc	62,253	3,936,322	982,287
Assured Guaranty Ltd	267,500	6,896,259	(208,759)
Atwood Oceanics Inc	73,783	1,918,410	(825,654)
Automatic Data Processing Inc	80,865	6,932,291	(409,147)
AutoNation Inc	12,621	860,534	(55,915)
Avery Dennison Corp	23,123	1,425,505	(117,437)
Avnet Inc	154,129	6,735,771	(157,545)
Avon Products Inc	163,366	1,266,136	(735,179)
Axis Capital Holdings Ltd	35,442	2,037,376	(133,431)
BB&T Corp	65,047	2,508,209	(192,498)
Becton Dickinson & Co	35,687	5,753,676	(324,551)
Bed Bath & Beyond Inc	34,516	2,446,965	(478,863)
Bemis Co Inc	137,844	6,229,654	(775,167)
Best Buy Co Inc	257,411	9,019,292	535,805
Big Lots Inc	38,642	1,780,836	70,889
Bio-Rad Laboratories Inc	2,695	396,101	(34,135)
Biogen Inc	41,734	16,248,348	(3,813,959)
BioMarin Pharmaceutical Inc	4,121	1,013,696	(40,685)
BlackRock Inc	7,970	2,920,195	(549,359)
Brinker International Inc	23,168	1,279,635	(59,376)
Bristol-Myers Squibb Co	50,071	3,230,694	(266,491)
Broadridge Financial Solutions Inc	94,789	5,097,284	149,288
Brocade Communications Systems Inc	860,316	9,914,677	(984,597)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Brunswick Corp	47,260	$2,393,084	($129,802)
Bunge Ltd	85,200	7,207,964	(962,804)
BWX Technologies Inc	21,446	561,890	3,427
CA Inc	143,190	4,535,846	(626,759)
California Resources Corp	108,067	963,137	(682,163)
Capital One Financial Corp	132,825	10,857,865	(1,225,236)
Cardinal Health Inc	67,532	5,772,433	(584,625)
Carlisle Cos Inc	8,596	835,111	(83,992)
Carnival Corp	66,006	3,017,395	263,103
Carter’s Inc	73,229	7,346,718	(709,242)
CDW Corp	76,810	2,955,959	182,497
CEB Inc	7,171	534,494	(44,428)
Celanese Corp ‘A’	12,906	861,605	(97,957)
Centene Corp	151,427	10,261,310	(2,043,346)
CF Industries Holdings Inc	56,556	3,524,324	(760,725)
Chico’s FAS Inc	116,341	1,975,005	(144,944)
Cintas Corp	49,609	4,016,848	237,124
Cisco Systems Inc	457,523	14,297,180	(1,228,697)
CIT Group Inc	80,458	3,640,840	(420,106)
Citrix Systems Inc	35,870	2,399,197	85,876
Coach Inc	45,204	1,994,267	(416,401)
Coca-Cola Enterprises Inc	48,761	3,070,397	98,096
Cognizant Technology Solutions Corp ‘A’	9,312	598,907	19,689
Comcast Corp	155,031	10,195,219	(177,990)
Community Health Systems Inc	127,139	7,100,391	(1,662,656)
Compass Minerals International Inc	3,999	386,170	(40,314)
Computer Sciences Corp	39,207	2,539,069	(132,543)
ConocoPhillips	15,542	1,249,345	(301,926)
Consolidated Edison Inc	129,246	7,882,735	757,360
Convergys Corp	18,839	432,591	2,778
CoreLogic Inc	8,581	324,538	(5,068)
Corning Inc	423,026	9,765,832	(1,641,320)
Costco Wholesale Corp	3,415	754,722	(328)
Coty Inc ‘A’	47,917	1,381,080	(47,493)
CR Bard Inc	28,672	4,879,394	462,486
Crane Co	46,496	2,831,554	(664,375)
Credit Acceptance Corp	5,626	1,215,392	(107,802)
CSX Corp	195,405	6,671,305	(1,414,911)
Cummins Inc	72,947	10,166,879	(2,246,294)
CVS Health Corp	131,726	13,861,447	(364,887)
Danaher Corp	162,331	14,282,511	450,306
Darden Restaurants Inc	76,862	4,866,346	401,776
Dean Foods Co	30,719	518,218	(10,741)
Deckers Outdoor Corp	78,846	5,779,854	(1,202,055)
Delta Air Lines Inc	117,351	5,269,353	12,421
Denbury Resources Inc	604,365	5,646,981	(3,724,692)
DENTSPLY International Inc	42,283	2,176,246	(37,995)
Devon Energy Corp	27,916	2,247,124	(861,755)
Dick’s Sporting Goods Inc	55,230	2,993,484	(253,524)
Dillard’s Inc ‘A’	30,699	4,489,175	(1,269,803)
Discover Financial Services	129,353	7,575,263	(850,201)
Dollar General Corp	58,150	4,513,531	(54,914)
Domino’s Pizza Inc	13,946	1,520,104	(15,191)
Domtar Corp	79,550	3,413,504	(569,591)
DR Horton Inc	65,866	1,833,578	233,812
Dr Pepper Snapple Group Inc	140,526	10,597,370	511,210
DST Systems Inc	29,173	3,372,110	(304,861)
DTE Energy Co	83,361	6,511,112	188,612
eBay Inc	451,610	18,177,506	(7,139,980)
Edgewell Personal Care Co	15,306	1,366,189	176,781
Edison International	59,802	3,559,424	212,289
Edwards Lifesciences Corp	58,128	7,592,648	932,832
EI du Pont de Nemours & Co	64,551	5,308,390	(1,597,789)
Electronic Arts Inc	83,745	5,933,300	671,749
Eli Lilly & Co	67,088	4,900,533	714,134
Emerson Electric Co	117,350	6,861,983	(1,678,634)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Entergy Corp	23,666	$1,714,665	($174,008)
EOG Resources Inc	44,336	4,305,247	(1,077,487)
EP Energy Corp	381,334	2,927,498	(963,628)
Equifax Inc	69,007	6,784,224	(78,124)
Expedia Inc	63,553	6,324,563	1,154,354
Expeditors International of Washington Inc	18,774	892,141	(8,824)
Express Scripts Holding Co	18,892	1,894,809	(88,872)
F5 Networks Inc	21,719	2,669,178	(154,118)
FactSet Research Systems Inc	14,230	2,263,765	10,331
Fairchild Semiconductor International Inc	132,225	2,488,593	(632,135)
FedEx Corp	40,901	6,915,841	(1,026,915)
Fidelity National Information Services Inc	54,567	3,511,875	209,857
Fifth Third Bancorp	174,776	3,527,941	(222,907)
First American Financial Corp	10,446	362,557	45,568
First Solar Inc	143,012	7,527,030	(1,413,267)
Fiserv Inc	51,543	4,088,583	417,246
Flextronics International Ltd	454,584	5,339,004	(547,689)
FMC Technologies Inc	20,208	868,998	(242,424)
Foot Locker Inc	102,046	6,154,105	1,195,027
Ford Motor Co	262,805	5,133,790	(521,604)
Fortune Brands Home & Security Inc	9,036	674,180	14,833
Franklin Resources Inc	54,629	2,793,152	(757,675)
General Dynamics Corp	129,267	17,982,822	(28,626)
General Electric Co	38,057	977,492	(17,669)
General Motors Co	531,525	18,853,139	(2,076,864)
Gilead Sciences Inc	185,398	21,807,578	(1,737,307)
GNC Holdings Inc ‘A’	27,747	1,272,866	(151,332)
Google Inc ‘A’	12,700	7,076,605	1,199,984
Graham Holdings Co ‘B’	4,870	2,635,856	174,134
Groupon Inc	450,717	1,962,071	(492,734)
H&R Block Inc	141,746	4,324,490	806,715
HCA Holdings Inc	96,555	7,497,873	(28,378)
HD Supply Holdings Inc	9,467	313,716	(42,770)
Helix Energy Solutions Group Inc	161,339	2,324,412	(1,551,598)
Hess Corp	28,126	2,134,135	(725,683)
Hewlett-Packard Co	413,888	15,487,565	(3,093,487)
Hilton Worldwide Holdings Inc	132,740	3,881,928	(836,812)
HMS Holdings Corp	31,878	285,037	(5,467)
HollyFrontier Corp	164,462	6,479,275	1,553,089
Honeywell International Inc	20,045	2,741,694	(129,871)
Hormel Foods Corp	38,103	2,099,639	312,662
Hubbell Inc ‘B’	28,369	3,100,393	(690,447)
Huntington Ingalls Industries Inc	73,093	9,304,121	(1,472,206)
IAC/InterActiveCorp	78,890	5,747,133	(597,983)
Illinois Tool Works Inc	25,884	2,457,234	(326,722)
Ingram Micro Inc	79,281	2,140,150	19,465
Ingredion Inc	10,486	838,845	76,688
Integrated Device Technology Inc	321,259	6,666,732	411,644
Intel Corp	138,242	4,665,009	(280,974)
International Business Machines Corp	78,747	15,448,100	(2,112,657)
International Game Technology PLC	77,124	1,620,847	(334,446)
International Paper Co	238,184	12,401,966	(3,400,993)
Intuit Inc	55,991	5,611,099	(641,898)
Invesco Ltd	106,234	4,371,644	(1,053,957)
ITT Corp	47,141	1,919,217	(343,294)
Jabil Circuit Inc	71,665	1,646,544	(43,398)
Jacobs Engineering Group Inc	52,123	2,238,913	(287,949)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Janus Capital Group Inc	55,880	$1,009,972	($250,004)
JetBlue Airways Corp	40,469	1,026,312	191,470
Johnson & Johnson	139,791	14,068,620	(847,029)
JPMorgan Chase & Co	210,881	16,912,764	(668,867)
Kimberly-Clark Corp	97,218	10,682,620	(81,859)
KLA-Tencor Corp	16,075	969,178	(143,723)
Kohl’s Corp	51,512	4,899,070	(1,341,299)
L Brands Inc	51,681	4,976,414	(5,247)
L-3 Communications Holdings Inc	52,291	6,010,928	(545,351)
Landstar System Inc	8,600	541,941	3,901
Lear Corp	45,174	4,918,523	(4,496)
Legg Mason Inc	49,530	2,527,682	(466,738)
Leggett & Platt Inc	29,152	1,331,271	(128,751)
Leidos Holdings Inc	5,903	249,932	(6,079)
Lennox International Inc	15,289	1,629,151	103,552
Lexmark International Inc ‘A’	100,868	4,880,431	(1,483,214)
Liberty Interactive Corp QVC Group ‘A’	68,596	1,987,397	(188,124)
LifePoint Health Inc	20,948	1,488,444	(3,231)
Lincoln Electric Holdings Inc	38,955	2,600,006	(557,596)
Lincoln National Corp	182,941	10,507,014	(1,824,634)
Lockheed Martin Corp	30,564	7,067,394	606,398
Lowe’s Cos Inc	140,433	9,881,769	(203,126)
LyondellBasell Industries NV ‘A’	107,827	11,119,482	(2,131,024)
Macy’s Inc	106,206	6,857,145	(1,406,653)
ManpowerGroup Inc	146,616	12,453,874	(447,490)
Marathon Oil Corp	91,778	2,808,200	(1,394,601)
Marathon Petroleum Corp	273,957	13,937,422	(1,179,119)
Marriott International Inc	3,909	280,416	(13,822)
Masco Corp	338,279	8,577,740	(59,874)
Maxim Integrated Products Inc	72,187	2,368,336	57,468
McDonald’s Corp	106,740	10,306,981	210,112
McGraw Hill Financial Inc	30,897	3,240,088	(567,498)
McKesson Corp	7,468	1,460,395	(78,591)
Mead Johnson Nutrition Co	7,568	575,323	(42,536)
Medivation Inc	118,258	6,511,932	(1,485,967)
Medtronic PLC	82,232	7,139,801	(636,988)
Merck & Co Inc	211,647	12,720,758	(2,267,453)
MetLife Inc	370,301	19,274,204	(1,814,512)
Michael Kors Holdings Ltd	47,329	2,321,434	(239,182)
Micron Technology Inc	271,015	7,087,574	(3,027,770)
Microsoft Corp	177,135	11,112,543	(519,452)
Molson Coors Brewing Co ‘B’	37,021	2,797,244	354,071
Mondelez International Inc ‘A’	154,838	6,146,268	538,936
Moody’s Corp	31,650	3,405,843	(297,813)
Morgan Stanley	196,373	7,341,364	(1,155,614)
MSCI Inc	51,363	3,172,173	(118,129)
Murphy Oil Corp	25,536	1,205,203	(587,232)
Murphy USA Inc	57,894	3,566,692	(385,417)
Nabors Industries Ltd	507,764	7,978,779	(2,769,376)
Nasdaq Inc	72,059	3,545,724	297,183
National Oilwell Varco Inc	21,687	2,075,010	(373,922)
Navient Corp	201,969	3,927,609	(1,657,478)
NCR Corp	19,081	497,683	(63,590)
NetApp Inc	163,076	5,925,080	(1,037,805)
Netflix Inc	3,376	406,498	(57,893)
Newfield Exploration Co	77,664	3,718,574	(369,400)
NIKE Inc ‘B’	128,322	12,981,647	2,932,040
Northrop Grumman Corp	113,468	17,710,315	1,286,340
NVIDIA Corp	11,795	689,241	31,888
Oceaneering International Inc	42,834	2,495,493	(659,149)
Oil States International Inc	87,357	3,404,400	(1,121,761)
Old Dominion Freight Line Inc	11,519	814,059	(111,400)
Omnicom Group Inc	28,134	2,144,806	(289,106)
ON Semiconductor Corp	289,187	3,654,374	(747,555)
OPKO Health Inc	33,511	352,838	(71,010)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Oracle Corp	280,611	$12,959,961	($2,185,634)
Orbital ATK Inc	17,949	1,321,205	(31,210)
Owens Corning	216,360	8,536,095	531,552
Packaging Corp of America	28,785	2,031,108	(239,916)
Parker-Hannifin Corp	43,298	5,239,476	(1,026,581)
Patterson Cos Inc	22,290	1,069,430	(105,340)
Paychex Inc	28,504	1,392,734	(34,942)
PBF Energy Inc ‘A’	49,137	1,888,067	19,161
PepsiCo Inc	305,904	29,695,572	(276,039)
Pfizer Inc	436,850	14,917,205	(1,195,713)
PG&E Corp	203,039	10,596,158	124,301
Phillips 66	94,244	7,647,568	(339,075)
Pilgrim’s Pride Corp	26,429	764,605	(113,558)
Pinnacle Foods Inc	38,982	1,604,688	51,705
Pinnacle West Capital Corp	75,333	4,496,696	335,163
Pitney Bowes Inc	351,840	7,972,052	(906,205)
Polycom Inc	55,706	602,441	(18,642)
PTC Inc	51,920	1,969,410	(321,470)
Public Service Enterprise Group Inc	362,956	14,890,667	411,557
QEP Resources Inc	102,717	1,444,382	(157,338)
Quest Diagnostics Inc	44,536	3,151,583	(413,955)
Quintiles Transnational Holdings Inc	47,837	3,163,827	164,193
Rackspace Hosting Inc	125,980	5,563,418	(2,454,232)
Ralph Lauren Corp ‘A’	43,990	5,920,422	(722,563)
Raytheon Co	91,782	10,377,702	395,229
Red Hat Inc	5,640	424,888	(19,485)
Regal Beloit Corp	10,104	886,361	(215,836)
Regions Financial Corp	308,126	3,049,664	(273,449)
Reinsurance Group of America Inc	44,698	4,147,218	(98,026)
Reliance Steel & Aluminum Co	22,591	1,435,264	(215,124)
Republic Services Inc	28,011	1,114,163	39,890
Rite Aid Corp	316,620	2,755,657	(833,773)
Robert Half International Inc	86,443	4,771,775	(349,351)
Rockwell Automation Inc	29,393	3,512,292	(529,784)
Ross Stores Inc	123,665	7,534,802	(217,983)
Ryder System Inc	11,222	1,120,256	(240,643)
Sally Beauty Holdings Inc	17,862	559,341	(135,118)
Santander Consumer USA Holdings Inc	113,078	2,704,260	(395,208)
SEI Investments Co	33,773	1,555,319	73,552
Service Corp International	18,539	511,411	(9,004)
Skechers U.S.A. Inc	9,447	1,403,409	(136,755)
Skyworks Solutions Inc	41,758	4,781,539	(456,153)
SM Energy Co	89,717	5,527,684	(2,244,250)
Snap-on Inc	26,429	4,005,611	(16,417)
SolarWinds Inc	25,050	1,214,457	(231,495)
Sonoco Products Co	6,243	249,974	(14,363)
Southwest Airlines Co	210,784	10,127,588	(642,383)
Spirit AeroSystems Holdings Inc ‘A’	241,793	12,735,807	(1,047,534)
Springleaf Holdings Inc	14,870	681,938	(31,822)
SPX Corp	4,434	346,125	(288,001)
SPX FLOW Inc	4,434	-	152,663
St Jude Medical Inc	11,047	806,096	(109,141)
Stanley Black & Decker Inc	43,518	4,375,561	(155,185)
Staples Inc	169,085	2,770,251	(786,868)
Starwood Hotels & Resorts Worldwide Inc	39,988	3,422,674	(764,271)
State Street Corp	110,343	8,601,700	(1,185,081)
Steel Dynamics Inc	153,646	3,373,529	(733,890)
Stryker Corp	56,266	5,227,949	66,682
SunTrust Banks Inc	102,930	4,316,637	(380,594)
Superior Energy Services Inc	30,412	476,525	(92,421)
SUPERVALU Inc	640,570	5,611,040	(1,011,747)
Synopsys Inc	65,041	3,069,501	(65,908)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sysco Corp	59,426	$2,173,825	$142,194
T Rowe Price Group Inc	31,753	2,580,373	(373,539)
Talen Energy Corp	28,728	410,156	(120,003)
Target Corp	168,771	14,366,471	(82,389)
Tech Data Corp	15,757	1,005,067	74,287
TEGNA Inc	124,482	2,942,565	(155,413)
Teradyne Inc	163,603	3,192,028	(245,538)
Terex Corp	13,685	374,124	(61,071)
Tesoro Corp	67,112	6,000,892	525,079
Texas Instruments Inc	63,406	4,831,684	(273,622)
Textron Inc	32,950	1,467,007	(226,769)
The Allstate Corp	174,706	12,062,790	(1,887,912)
The Boeing Co	19,859	3,116,477	(219,258)
The Cheesecake Factory Inc	8,767	486,128	(13,061)
The Clorox Co	41,067	4,360,890	383,580
The Coca-Cola Co	235,340	9,763,181	(128,435)
The Dow Chemical Co	109,635	5,641,002	(992,478)
The Dun & Bradstreet Corp	41,873	5,313,993	(917,328)
The Estee Lauder Cos Inc ‘A’	81,645	7,333,271	(440,982)
The Gap Inc	148,800	6,623,178	(1,656,374)
The Goodyear Tire & Rubber Co	364,582	10,308,383	384,836
The Hartford Financial Services Group Inc	90,078	3,705,667	418,104
The Home Depot Inc	89,300	10,107,686	627,688
The Interpublic Group of Cos Inc	266,324	5,554,372	(459,593)
The Kroger Co	234,331	10,987,765	343,663
The Mosaic Co	64,943	2,881,409	(861,033)
The PNC Financial Services Group Inc	64,316	5,949,707	(212,628)
The Priceline Group Inc	779	1,093,221	(15,891)
The Procter & Gamble Co	229,781	18,437,153	(1,868,837)
The Progressive Corp	103,631	2,793,534	381,720
The Timken Co	30,307	1,200,824	(367,684)
The TJX Cos Inc	121,425	8,020,221	714,211
The Travelers Cos Inc	121,169	12,354,392	(294,442)
The Western Union Co	184,155	3,843,254	(462,168)
Thermo Fisher Scientific Inc	22,445	2,846,817	(102,243)
Time Warner Inc	60,641	5,486,213	(962,435)
Torchmark Corp	28,821	1,631,408	(5,904)
Total System Services Inc	22,754	915,627	118,088
Trinity Industries Inc	92,384	2,665,707	(483,304)
Triumph Group Inc	22,281	1,224,108	(286,524)
Tupperware Brands Corp	5,879	392,574	(101,622)
Twenty-First Century Fox Inc ‘A’	41,248	1,570,098	(292,228)
Tyco International PLC	58,136	2,427,780	(356,484)
Tyson Foods Inc ‘A’	70,022	2,861,674	194,381
Union Pacific Corp	62,137	6,628,875	(1,135,342)
United Technologies Corp	30,213	3,791,258	(785,024)
United Therapeutics Corp	35,981	6,018,165	(1,296,018)
UnitedHealth Group Inc	188,438	23,740,239	498,587
Universal Health Services Inc ‘B’	43,710	5,277,345	371,434
Unum Group	157,194	5,487,578	(444,795)
US Bancorp	132,230	5,722,059	(278,423)
Valero Energy Corp	243,903	17,945,850	528,589
Validus Holdings Ltd	48,126	2,146,180	22,859
Varian Medical Systems Inc	17,674	1,546,569	(242,581)
VCA Inc	21,263	1,180,247	45,172
Vectren Corp	25,550	1,074,651	(1,296)
VeriSign Inc	52,316	3,339,977	351,440
VF Corp	77,357	5,565,746	(289,225)
Viacom Inc ‘B’	169,990	11,008,293	(3,673,224)
Voya Financial Inc	163,965	7,024,540	(667,531)
Wal-Mart Stores Inc	180,317	15,054,074	(2,379,736)
Waste Management Inc	66,637	3,298,502	20,687
Waters Corp	18,875	2,398,018	(166,804)
Wells Fargo & Co	132,138	7,570,817	(527,364)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
WESCO International Inc	14,975	$1,071,963	($376,075)
Western Digital Corp	87,927	8,358,108	(1,373,187)
Western Refining Inc	153,604	6,813,084	(36,075)
Westlake Chemical Corp	21,831	1,572,184	(439,374)
WestRock Co	38,102	5,801,537	(415,614)
Whirlpool Corp	10,491	1,869,932	(324,848)
Whiting Petroleum Corp	31,769	1,304,833	(649,415)
Williams-Sonoma Inc	16,763	1,257,756	22,100
World Fuel Services Corp	23,646	954,756	(108,229)
WPX Energy Inc	90,650	925,133	(325,030)
WR Berkley Corp	8,460	415,718	44,253
Wyndham Worldwide Corp	35,377	3,022,753	(479,146)
Xcel Energy Inc	64,705	2,173,098	118,107
Xerox Corp	556,083	6,408,427	(997,739)
Xilinx Inc	102,427	4,511,068	(114,144)
Yahoo! Inc	183,840	7,693,119	(2,378,175)
Yelp Inc	45,450	1,143,822	(159,375)
Zoetis Inc ‘A’	70,075	3,230,390	(344,702)
Zynga Inc	312,135	817,336	(105,668)

			(158,593,669)

Total Long Positions			(161,580,250)

Short Positions:

Bermuda

Golar LNG Ltd	(126,107)	(5,430,828)	1,836,783
RenaissanceRe Holdings Ltd	(2,620)	(530,523)	(6,301)
Teekay Corp	(83,188)	(4,424,247)	1,603,401

			3,433,883

Canada

Restaurant Brands International Inc	(70,123)	(4,921,946)	315,019

Panama

Copa Holdings SA ‘A’	(17,312)	(1,899,150)	964,226

Singapore

Avago Technologies Ltd	(36,601)	(5,034,399)	(29,800)

United Kingdom

Delphi Automotive PLC	(29,837)	(2,679,361)	251,381
Liberty Global PLC	(5,479)	(262,258)	26,990
Pentair PLC	(40,245)	(2,498,640)	444,535

			722,906

United States

AbbVie Inc	(7,610)	(518,094)	104,034
Abercrombie & Fitch Co ‘A’	(37,174)	(943,633)	(50,537)
Acadia Healthcare Co Inc	(7,740)	(581,219)	68,290
Acuity Brands Inc	(1,721)	(305,814)	(8,908)
Acxiom Corp	(15,152)	(313,885)	14,482
Adobe Systems Inc	(24,575)	(1,850,133)	(170,499)
Advance Auto Parts Inc	(55,903)	(9,159,761)	(2,541,176)
AECOM	(216,879)	(6,841,352)	875,010
Air Lease Corp ‘A’	(41,478)	(1,622,705)	340,206
Air Products & Chemicals Inc	(25,837)	(3,784,034)	487,750
Airgas Inc	(8,258)	(842,938)	105,251
Akorn Inc	(210,027)	(8,802,484)	2,815,664
Albemarle Corp	(60,967)	(2,988,699)	300,054
Alexion Pharmaceuticals Inc	(39,069)	(7,048,782)	938,781
Align Technology Inc	(97,793)	(5,801,553)	250,822
Alkermes PLC	(56,552)	(3,868,538)	(99,270)
Allegheny Technologies Inc	(89,194)	(3,414,663)	1,827,904
Allegion PLC	(15,104)	(963,000)	57,355
Allergan PLC	(29,733)	(14,433,945)	416,075

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Alliance Data Systems Corp	(66,270)	($19,836,993)	$2,615,180
Allison Transmission Holdings Inc	(25,551)	(787,304)	105,287
Allscripts Healthcare Solutions Inc	(38,380)	(549,345)	73,433
Alnylam Pharmaceuticals Inc	(46,684)	(5,001,825)	1,207,417
AMC Networks Inc ‘A’	(6,785)	(528,984)	32,449
American International Group Inc	(16,674)	(3,199,584)	19,066
AMETEK Inc	(91,907)	(4,879,438)	70,864
Amphenol Corp ‘A’	(121,799)	(6,789,804)	582,927
Anadarko Petroleum Corp	(52,424)	(3,979,497)	813,611
Analog Devices Inc	(44,060)	(2,827,746)	246,100
Antero Resources Corp	(23,186)	(1,164,850)	533,915
Aon PLC ‘A’	(67,333)	(6,576,751)	610,374
Apache Corp	(133,351)	(9,474,836)	3,869,484
Arch Capital Group Ltd	(17,786)	(1,164,442)	(216,168)
Arista Networks Inc	(17,941)	(1,360,553)	262,743
ARRIS Group Inc	(411,038)	(12,287,658)	1,613,001
Arthur J Gallagher & Co	(40,179)	(1,916,887)	258,297
Ascena Retail Group Inc	(66,538)	(923,463)	(2,081)
AT&T Inc	(154,324)	(6,998,157)	132,103
athenahealth Inc	(12,804)	(1,720,457)	13,044
Atmel Corp	(317,733)	(2,517,394)	(46,727)
Autodesk Inc	(39,660)	(2,195,884)	445,291
AutoZone Inc	(2,747)	(1,852,424)	(135,937)
Avis Budget Group Inc	(178,725)	(7,921,666)	114,958
B/E Aerospace Inc	(99,671)	(5,866,366)	1,490,809
Ball Corp	(98,602)	(7,200,873)	1,067,829
Bank of America Corp	(171,242)	(4,168,959)	123,657
BankUnited Inc	(50,786)	(1,674,519)	(141,081)
Baxter International Inc	(39,998)	(1,389,350)	71,122
Bio-Techne Corp	(8,491)	(798,991)	13,913
Black Knight Financial Services Inc	(7,127)	(247,964)	15,980
Bluebird Bio Inc	(2,533)	(334,602)	117,903
BorgWarner Inc	(242,957)	(14,109,444)	4,004,862
Boston Scientific Corp	(130,249)	(3,887,008)	116,141
Brookdale Senior Living Inc	(443,261)	(16,024,016)	5,846,743
Brown-Forman Corp ‘B’	(76,417)	(7,307,448)	(97,359)
Cabela’s Inc	(78,607)	(4,193,701)	609,222
Cablevision Systems Corp ‘A’	(200,520)	(4,250,838)	(2,417,846)
Cabot Oil & Gas Corp	(271,940)	(10,068,180)	3,097,227
Cadence Design Systems Inc	(35,253)	(669,624)	(62,240)
Calpine Corp	(39,731)	(1,305,981)	233,220
Campbell Soup Co	(45,366)	(2,048,102)	(251,047)
CarMax Inc	(179,866)	(12,528,594)	1,858,943
Caterpillar Inc	(35,670)	(3,352,135)	773,662
CBOE Holdings Inc	(35,178)	(1,969,680)	(390,061)
CDK Global Inc	(124,820)	(6,121,689)	157,790
CenterPoint Energy Inc	(204,097)	(4,725,837)	549,546
CenturyLink Inc	(191,033)	(7,069,501)	1,976,804
Cerner Corp	(10,519)	(658,860)	28,141
CH Robinson Worldwide Inc	(66,326)	(4,270,197)	(225,444)
Charles River Laboratories International Inc	(4,166)	(762,893)	26,955
Cheniere Energy Inc	(89,832)	(7,116,365)	2,300,070
Chevron Corp	(71,541)	(7,366,012)	1,553,836
Chipotle Mexican Grill Inc	(13,642)	(10,142,508)	(1,269,358)
Church & Dwight Co Inc	(20,622)	(1,687,348)	(42,838)
Ciena Corp	(278,095)	(6,406,703)	492,977
Cimarex Energy Co	(35,754)	(4,322,540)	658,470
Citigroup Inc	(58,721)	(3,193,300)	217,030
Clean Harbors Inc	(66,544)	(3,682,712)	756,773

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
CME Group Inc ‘A’	(36,183)	($3,279,389)	($76,223)
CMS Energy Corp	(79,311)	(2,675,879)	(125,455)
Cobalt International Energy Inc	(703,906)	(7,286,929)	2,222,065
Colfax Corp	(151,981)	(7,565,415)	3,019,613
Colgate-Palmolive Co	(38,998)	(2,639,675)	164,176
Columbia Pipeline Group Inc	(266,945)	(5,860,817)	872,900
Comerica Inc	(57,820)	(2,770,012)	393,610
CommVault Systems Inc	(7,203)	(271,688)	27,075
Con-way Inc	(7,458)	(305,300)	(48,582)
ConAgra Foods Inc	(76,530)	(2,901,650)	(198,580)
Concho Resources Inc	(53,570)	(7,421,286)	1,385,386
CONSOL Energy Inc	(451,899)	(13,964,996)	9,536,386
Constellation Brands Inc ‘A’	(92,222)	(10,715,790)	(831,327)
Core Laboratories NV	(71,031)	(9,717,499)	2,181,368
CoStar Group Inc	(15,810)	(3,165,730)	429,652
Crown Holdings Inc	(8,527)	(726,768)	77,199
CST Brands Inc	(54,030)	(2,146,865)	328,215
Cullen/Frost Bankers Inc	(33,217)	(2,442,283)	330,346
Cypress Semiconductor Corp	(451,542)	(5,054,787)	1,207,649
Dana Holding Corp	(90,105)	(1,944,799)	513,910
DaVita HealthCare Partners Inc	(125,586)	(10,269,173)	1,185,538
Deere & Co	(31,047)	(3,001,112)	504,738
DeVry Education Group Inc	(9,536)	(246,739)	(12,736)
Diebold Inc	(8,119)	(245,826)	4,123
Discovery Communications Inc ‘A’	(244,116)	(7,860,925)	1,506,585
DISH Network Corp ‘A’	(60,791)	(4,457,502)	552,090
Dolby Laboratories Inc	(7,846)	(248,151)	(7,628)
Dominion Resources Inc	(300,837)	(21,325,088)	152,180
Dover Corp	(52,237)	(4,055,472)	953,508
Dril-Quip Inc	(21,714)	(1,749,711)	455,222
Dunkin’ Brands Group Inc	(39,610)	(2,045,076)	104,186
E*TRADE Financial Corp	(250,538)	(8,023,003)	659,654
Eagle Materials Inc	(49,916)	(4,216,913)	801,660
East West Bancorp Inc	(22,645)	(924,756)	54,694
Eastman Chemical Co	(41,055)	(3,221,879)	564,799
Ecolab Inc	(80,834)	(9,126,713)	257,607
EMC Corp	(56,653)	(1,608,395)	92,232
Endo International PLC	(125,753)	(10,728,113)	1,983,345
Energen Corp	(31,476)	(2,216,004)	646,611
Ensco PLC ‘A’	(63,566)	(1,980,716)	825,269
Envision Healthcare Holdings Inc	(409,335)	(15,895,976)	79,207
EQT Corp	(56,699)	(5,068,639)	1,396,156
Esterline Technologies Corp	(9,377)	(954,451)	280,338
Eversource Energy	(124,463)	(6,221,202)	(277,770)
Exelon Corp	(51,123)	(2,635,807)	191,677
Exxon Mobil Corp	(92,424)	(8,415,878)	1,226,779
Facebook Inc ‘A’	(36,330)	(3,475,922)	(310,522)
Fastenal Co	(185,591)	(7,822,317)	1,027,745
FEI Co	(48,385)	(3,758,779)	224,665
FireEye Inc	(22,603)	(1,682,166)	188,371
First Horizon National Corp	(114,533)	(1,643,180)	19,102
First Niagara Financial Group Inc	(520,406)	(4,683,298)	(630,048)
First Republic Bank	(47,868)	(2,795,266)	(209,408)
FirstEnergy Corp	(162,744)	(6,564,370)	671,685
FleetCor Technologies Inc	(69,445)	(10,920,603)	1,315,223
FLIR Systems Inc	(18,690)	(581,603)	58,470
Fluor Corp	(6,709)	(432,386)	111,515
FMC Corp	(61,053)	(3,364,891)	1,294,583
FNF Group	(91,568)	(3,327,929)	74,795
Forest City Enterprises Inc ‘A’	(39,486)	(930,448)	135,403
Fortinet Inc	(72,467)	(2,829,378)	(250,820)
Fossil Group Inc	(5,217)	(430,302)	138,260
Freeport-McMoRan Inc	(219,172)	(5,873,657)	2,986,974

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp	(1,232,601)	($8,096,786)	$2,241,924
General Mills Inc	(54,204)	(3,005,853)	(36,617)
Genesee & Wyoming Inc ‘A’	(50,401)	(4,574,351)	1,596,660
Gentex Corp	(219,165)	(3,806,462)	409,404
Genworth Financial Inc ‘A’	(663,241)	(5,785,767)	2,721,594
Global Payments Inc	(21,578)	(2,181,578)	(294,066)
Graphic Packaging Holding Co	(19,748)	(279,060)	26,483
Great Plains Energy Inc	(60,624)	(1,578,719)	(60,936)
Greif Inc	(9,136)	(316,597)	25,067
Halliburton Co	(168,302)	(8,186,461)	2,236,936
Hancock Holding Co	(49,658)	(1,453,019)	109,770
Hanesbrands Inc	(39,482)	(1,190,655)	48,046
Harley-Davidson Inc	(70,624)	(3,967,108)	89,851
Harman International Industries Inc	(10,607)	(1,263,665)	245,357
Harsco Corp	(21,612)	(241,833)	45,812
Hasbro Inc	(49,871)	(3,515,628)	(82,137)
Helmerich & Payne Inc	(95,733)	(7,416,909)	2,892,568
Henry Schein Inc	(25,633)	(3,538,638)	136,627
Hertz Global Holdings Inc	(648,446)	(13,236,999)	2,388,497
Hexcel Corp	(149,742)	(7,510,698)	793,272
Hologic Inc	(93,367)	(3,590,367)	(497,784)
Huntington Bancshares Inc	(233,138)	(2,551,113)	79,839
Huntsman Corp	(169,908)	(3,947,758)	2,287,326
IDEX Corp	(5,916)	(446,335)	24,525
IDEXX Laboratories Inc	(153,469)	(9,978,023)	(1,417,050)
IHS Inc ‘A’	(6,424)	(815,527)	70,343
Illumina Inc	(72,327)	(13,656,590)	940,057
Incyte Corp	(55,130)	(5,953,258)	(579,853)
Ingersoll-Rand PLC	(4,610)	(280,227)	46,177
Intercontinental Exchange Inc	(8,568)	(2,501,435)	(59,716)
Intuitive Surgical Inc	(18,414)	(9,086,964)	596,590
IPG Photonics Corp	(35,008)	(3,197,642)	538,084
ITC Holdings Corp	(88,722)	(3,161,693)	203,666
Jarden Corp	(147,250)	(7,584,431)	386,851
Jazz Pharmaceuticals PLC	(60,368)	(12,294,733)	2,702,332
JB Hunt Transport Services Inc	(71,797)	(6,275,815)	1,149,509
JC Penney Co Inc	(34,912)	(427,908)	(36,343)
Johnson Controls Inc	(76,741)	(3,872,030)	698,022
Joy Global Inc	(41,659)	(1,788,545)	1,166,534
Juniper Networks Inc	(10,262)	(658,520)	9,314
Kansas City Southern	(166,954)	(17,111,850)	1,934,532
KAR Auction Services Inc	(8,617)	(319,953)	14,050
Kate Spade & Co	(198,638)	(6,398,345)	2,602,373
Kennametal Inc	(20,978)	(794,870)	272,728
Keurig Green Mountain Inc	(92,569)	(9,840,878)	4,903,911
KeyCorp	(88,373)	(1,313,974)	141,369
Kinder Morgan Inc	(383,712)	(17,895,722)	5,739,961
Kirby Corp	(30,797)	(2,480,715)	572,841
KLX Inc	(127,702)	(5,292,007)	727,937
Laboratory Corp of America Holdings	(89,637)	(10,639,510)	916,584
Lam Research Corp	(21,839)	(1,652,065)	225,324
Las Vegas Sands Corp	(135,932)	(7,446,199)	1,989,649
Lennar Corp	(143,863)	(6,606,277)	(324,554)
Leucadia National Corp	(56,582)	(1,181,747)	35,396
Level 3 Communications Inc	(383,469)	(21,433,293)	4,679,476
Liberty Broadband Corp	(5,698)	(311,497)	19,930
Linear Technology Corp	(30,387)	(1,256,855)	30,739
LinkedIn Corp ‘A’	(26,843)	(6,134,643)	435,203

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Lions Gate Entertainment Corp	(75,148)	($2,384,846)	($426,046)
Live Nation Entertainment Inc	(14,136)	(357,409)	17,580
Loews Corp	(259,028)	(10,513,414)	1,152,142
Louisiana-Pacific Corp	(538,295)	(8,815,039)	1,149,719
lululemon athletica Inc	(26,038)	(1,676,143)	357,319
Lumentum Holdings Inc	(50,836)	-	(861,670)
M&T Bank Corp	(48,192)	(5,803,710)	(73,305)
Macquarie Infrastructure Corp	(3,731)	(295,072)	16,515
Marsh & McLennan Cos Inc	(87,895)	(4,968,323)	378,446
Martin Marietta Materials Inc	(72,105)	(10,549,992)	(406,363)
MasterCard Inc ‘A’	(52,388)	(5,833,267)	35,752
Mattel Inc	(349,159)	(8,999,530)	1,646,242
MDC Holdings Inc	(47,178)	(1,276,308)	41,187
MDU Resources Group Inc	(342,225)	(7,006,520)	1,120,250
MEDNAX Inc	(53,265)	(3,861,270)	(228,949)
Memorial Resource Development Corp	(46,782)	(928,773)	106,346
Mettler-Toledo International Inc	(2,517)	(807,566)	90,876
MGM Resorts International	(432,295)	(9,661,551)	849,069
Microchip Technology Inc	(31,904)	(1,484,627)	109,883
Mohawk Industries Inc	(14,990)	(2,648,336)	(76,697)
Monsanto Co	(44,136)	(5,540,668)	1,368,044
Monster Beverage Corp	(53,665)	(7,364,682)	112,394
Motorola Solutions Inc	(1,100)	(502,191)	(10,661)
MSC Industrial Direct Co Inc ‘A’	(69,490)	(4,982,918)	741,943
Mylan NV	(56,507)	(2,893,748)	618,777
National Fuel Gas Co	(119,884)	(7,436,725)	1,444,922
NetSuite Inc	(100,354)	(9,503,596)	1,083,895
Newell Rubbermaid Inc	(60,724)	(2,400,257)	(11,093)
News Corp ‘A’	(32,839)	(509,236)	94,792
NextEra Energy Inc	(35,199)	(3,841,167)	94,511
Nielsen Holdings PLC	(224,458)	(10,129,666)	148,019
Noble Energy Inc	(112,409)	(5,185,337)	1,792,782
Nordstrom Inc	(18,519)	(1,398,330)	70,333
Norfolk Southern Corp	(27,022)	(3,798,662)	649,141
Northern Trust Corp	(37,350)	(2,766,935)	221,159
Norwegian Cruise Line Holdings Ltd	(45,404)	(2,452,123)	(390,850)
NRG Energy Inc	(411,940)	(10,350,341)	4,233,006
Nuance Communications Inc	(33,803)	(634,808)	(36,115)
Nucor Corp	(52,894)	(2,591,031)	603,186
NVR Inc	(475)	(641,315)	(92,543)
Occidental Petroleum Corp	(107,731)	(8,562,282)	1,435,876
OGE Energy Corp	(157,930)	(5,087,588)	766,494
ONEOK Inc	(146,948)	(6,570,006)	1,838,280
Oshkosh Corp	(41,762)	(2,216,347)	699,134
Owens-Illinois Inc	(78,218)	(1,905,687)	284,985
PACCAR Inc	(37,607)	(2,455,123)	493,099
PacWest Bancorp	(61,422)	(2,797,271)	167,795
Palo Alto Networks Inc	(81,413)	(12,907,861)	(1,974,524)
Pandora Media Inc	(216,247)	(4,065,721)	(729,599)
Panera Bread Co ‘A’	(13,370)	(2,740,423)	(144,556)
Patterson-UTI Energy Inc	(220,838)	(4,662,827)	1,761,016
People’s United Financial Inc	(186,115)	(2,822,109)	(105,480)
PerkinElmer Inc	(163,870)	(8,442,216)	876,911
Platform Specialty Products Corp	(78,352)	(1,411,417)	420,264
Polaris Industries Inc	(47,103)	(6,582,214)	935,978
PolyOne Corp	(13,444)	(535,884)	141,437
Post Holdings Inc	(128,529)	(6,605,197)	(1,512,343)
PPG Industries Inc	(29,147)	(3,239,192)	683,180
PPL Corp	(108,813)	(3,770,337)	73,789
Praxair Inc	(62,004)	(7,540,670)	1,224,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Principal Financial Group Inc	(19,065)	($1,107,966)	$80,454
Prosperity Bancshares Inc	(21,806)	(1,162,553)	91,660
PulteGroup Inc	(28,645)	(556,473)	15,825
PVH Corp	(27,262)	(3,121,956)	75,787
QIAGEN NV	(24,831)	(657,004)	16,365
Qorvo Inc	(37,304)	(2,533,033)	852,488
QUALCOMM Inc	(165,627)	(10,669,022)	1,544,590
Questar Corp	(147,848)	(3,363,480)	493,751
Range Resources Corp	(179,756)	(11,098,917)	5,325,155
Regeneron Pharmaceuticals Inc	(25,553)	(13,066,892)	55,290
Rent-A-Center Inc	(10,425)	(317,681)	64,874
Reynolds American Inc	(164,229)	(6,925,900)	(1,224,098)
Rice Energy Inc	(194,831)	(4,622,140)	1,473,671
Rockwell Collins Inc	(6,519)	(563,738)	30,223
Roper Technologies Inc	(43,351)	(7,310,938)	517,836
Rowan Cos PLC ‘A’	(91,313)	(2,127,756)	586,619
Royal Caribbean Cruises Ltd	(26,538)	(1,916,636)	(587,437)
RPM International Inc	(39,563)	(1,898,956)	241,662
salesforce.com Inc	(116,201)	(9,200,240)	426,053
SanDisk Corp	(20,861)	(1,314,276)	180,898
SBA Communications Corp ‘A’	(126,809)	(14,857,648)	1,575,673
SCANA Corp	(34,305)	(1,808,115)	(121,991)
Schlumberger Ltd	(5,632)	(2,925,416)	131,504
Scripps Networks Interactive Inc ‘A’	(15,714)	(1,102,632)	329,660
Seagate Technology PLC	(25,831)	(1,513,964)	355,230
Sealed Air Corp	(143,808)	(6,624,791)	(117,017)
Seattle Genetics Inc	(111,274)	(4,520,949)	230,224
Sempra Energy	(90,477)	(9,468,928)	717,885
Sensata Technologies Holding NV	(302,157)	(16,188,441)	2,790,799
ServiceNow Inc	(77,309)	(5,736,777)	367,667
Signature Bank	(29,043)	(3,951,816)	(43,339)
Signet Jewelers Ltd	(32,014)	(4,337,397)	(23,244)
Sirius XM Holdings Inc	(1,677,503)	(6,497,701)	223,836
Sirona Dental Systems Inc	(20,239)	(1,896,032)	4,310
SLM Corp	(240,352)	(2,477,135)	698,509
Solera Holdings Inc	(16,453)	(874,587)	(75,405)
Sotheby’s	(124,945)	(5,321,762)	1,326,021
Southwestern Energy Co	(270,895)	(7,574,773)	4,137,089
Spectra Energy Corp	(284,477)	(10,326,779)	2,853,568
Spectrum Brands Holdings Inc	(64,942)	(6,334,590)	391,748
Spirit Airlines Inc	(136,358)	(9,320,236)	2,530,619
Splunk Inc	(103,613)	(6,893,568)	1,158,588
Sprint Corp	(2,735,496)	(12,887,095)	2,026,941
Sprouts Farmers Market Inc	(669,191)	(18,526,232)	4,406,302
Starbucks Corp ‘N1’	(13,241)	(1,605,799)	(104,296)
Stericycle Inc	(79,233)	(10,571,387)	(468,170)
STERIS Corp	(22,835)	(1,557,720)	43,194
SunEdison Inc	(661,815)	(17,382,160)	11,596,912
SunPower Corp	(51,482)	(1,352,754)	318,626
SVB Financial Group	(23,679)	(3,103,044)	367,172
Synovus Financial Corp	(58,329)	(1,637,851)	(88,688)
T-Mobile US Inc	(179,137)	(6,836,300)	(1,125,464)
Tableau Software Inc ‘A’	(4,373)	(489,153)	77,254
Targa Resources Corp	(126,836)	(11,956,214)	5,421,623
TECO Energy Inc	(36,968)	(943,058)	(250,751)
Tempur Sealy International Inc	(77,996)	(4,879,201)	(692,053)
Tenet Healthcare Corp	(169,166)	(8,193,919)	1,948,311
Tesla Motors Inc	(87,668)	(20,739,067)	(1,356,119)
The ADT Corp	(161,792)	(5,820,066)	982,485
The Charles Schwab Corp	(645,195)	(21,755,356)	1,832,322
The Cooper Cos Inc	(27,639)	(4,902,614)	788,272

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Hain Celestial Group Inc	(88,772)	($5,371,684)	$791,049
The Hershey Co	(43,542)	(4,059,910)	53,395
The Howard Hughes Corp	(21,173)	(3,059,384)	629,994
The JM Smucker Co	(24,394)	(2,790,273)	7,161
The Madison Square Garden Co ‘A’	(16,657)	(1,409,178)	180,960
The Manitowoc Co Inc	(115,088)	(2,263,981)	537,641
The Middleby Corp	(16,896)	(1,724,022)	(53,268)
The Sherwin-Williams Co	(8,713)	(2,422,255)	481,173
The Southern Co	(180,147)	(8,797,330)	(81,383)
The Ultimate Software Group Inc	(34,189)	(5,701,263)	(421,948)
The Valspar Corp	(13,782)	(1,127,663)	137,013
The Wendy’s Co	(40,157)	(576,159)	82,070
The WhiteWave Foods Co	(62,082)	(2,741,031)	248,439
Thomson Reuters Corp	(19,105)	(824,416)	15,107
Tiffany & Co	(47,450)	(4,213,929)	512,929
Toll Brothers Inc	(15,561)	(787,185)	22,676
Tractor Supply Co	(15,524)	(1,334,751)	25,767
TransDigm Group Inc	(57,340)	(12,802,285)	622,696
TreeHouse Foods Inc	(56,751)	(4,581,321)	166,660
Trimble Navigation Ltd	(173,724)	(4,132,228)	1,279,680
TripAdvisor Inc	(77,707)	(5,962,150)	1,065,055
Twitter Inc	(321,870)	(11,237,427)	2,566,249
UGI Corp	(31,925)	(1,108,575)	(3,231)
Under Armour Inc ‘A’	(156,251)	(12,098,206)	(3,023,766)
United Natural Foods Inc	(37,039)	(2,481,177)	684,415
United Parcel Service Inc ‘B’	(81,713)	(8,476,284)	119,230
United Rentals Inc	(60,162)	(6,125,967)	2,145,856
Urban Outfitters Inc	(18,613)	(624,366)	77,516
USG Corp	(575,802)	(15,922,531)	594,681
Vantiv Inc ‘A’	(70,043)	(2,785,944)	(360,586)
VeriFone Systems Inc	(109,710)	(3,925,320)	883,062
Verisk Analytics Inc ‘A’	(28,848)	(2,187,381)	55,225
Vertex Pharmaceuticals Inc	(49,173)	(6,458,934)	945,849
Viavi Solutions Inc	(480,599)	(6,355,744)	3,395,003
Visa Inc ‘A’	(156,549)	(11,302,097)	(575,289)
Visteon Corp	(66,692)	(6,809,210)	57,312
VMware Inc ‘A’	(3,094)	(351,032)	26,305
Vulcan Materials Co	(20,996)	(2,002,014)	(57,129)
WABCO Holdings Inc	(16,341)	(2,048,650)	335,622
Wabtec Corp	(20,162)	(1,981,316)	203,842
Walgreens Boots Alliance Inc	(102,280)	(9,770,607)	16,485
Waste Connections Inc	(42,252)	(1,992,212)	(61,479)
Watsco Inc	(11,410)	(1,414,129)	28,992
Weatherford International PLC	(358,620)	(5,222,841)	2,181,743
WEC Energy Group Inc	(75,569)	(3,656,682)	(289,579)
WellCare Health Plans Inc	(24,297)	(2,101,961)	(90,299)
WEX Inc	(30,496)	(3,492,261)	843,988
Whole Foods Market Inc	(8,226)	(393,275)	131,764
Willis Group Holdings PLC	(36,760)	(1,768,878)	262,820
WisdomTree Investments Inc	(149,671)	(2,764,346)	350,153
Workday Inc ‘A’	(82,680)	(8,280,282)	1,758,427
WR Grace & Co	(50,981)	(4,937,369)	193,587
Wynn Resorts Ltd	(95,046)	(10,797,401)	5,748,557
Xylem Inc	(28,809)	(1,057,107)	110,695
Zebra Technologies Corp ‘A’	(68,000)	(6,129,825)	924,425
Zions BanCorp	(153,828)	(4,404,310)	167,887

			240,556,982

Total Short Positions			245,963,216

Total Long and Short Positions			84,382,966

Net Cash and Other Receivables (Payables) (3)			2,329,087

			$86,712,053

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Counter- party	Expiration Dates (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month AUD-BBSW plus or minus a specified spread, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	06/06/16- 10/14/16	$2,705,303

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

Amcor Ltd	378,831	$3,969,994	($99,262)
Ansell Ltd	35,546	555,650	(59,432)
Boral Ltd	681,575	3,067,169	(345,892)
Caltex Australia Ltd	260,258	7,062,268	(559,674)
Coca-Cola Amatil Ltd	95,951	627,581	2,829
Cochlear Ltd	8,276	545,388	4,568
Echo Entertainment Group Ltd	821,464	2,918,441	116,141
Harvey Norman Holdings Ltd	137,073	389,796	(13,675)
Iluka Resources Ltd	66,605	445,384	(104,952)
Macquarie Group Ltd	14,630	910,439	(7,773)
Newcrest Mining Ltd	285,475	3,981,635	(232,098)
Qantas Airways Ltd	2,220,055	5,798,840	516,718
Tabcorp Holdings Ltd	572,488	2,065,948	(6,153)
Tatts Group Ltd	139,915	434,847	(20,301)
Telstra Corp Ltd	1,913,454	9,544,632	(893,971)
Treasury Wine Estates Ltd	309,372	1,308,723	154,434
Woodside Petroleum Ltd	316,339	8,678,627	(1,335,619)

			(2,884,112)

New Zealand

Fletcher Building Ltd	102,239	495,194	(36,022)

Total Long Positions			(2,920,134)

Short Positions:

Australia

ALS Ltd	(68,978)	(256,082)	32,698
AMP Ltd	(347,487)	(1,794,087)	221,428

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
APA Group	(70,254)	($446,073)	$8,202
Australia & New Zealand Banking Group Ltd	(79,385)	(2,314,212)	372,281
Bank of Queensland Ltd	(46,332)	(487,196)	54,409
Brambles Ltd	(466,303)	(4,051,957)	376,927
Commonwealth Bank of Australia	(18,330)	(1,260,966)	168,496
Crown Resorts Ltd	(303,021)	(3,119,031)	708,442
Insurance Australia Group Ltd	(362,399)	(1,580,678)	197,039
National Australia Bank Ltd (ASE)	(53,607)	(1,528,476)	193,690
Origin Energy Ltd +	(131,024)	(1,397,304)	638,062
QBE Insurance Group Ltd	(307,781)	(3,365,093)	163,929
REA Group Ltd	(8,462)	(261,182)	(2,755)
Seek Ltd	(653,797)	(7,394,618)	1,312,447
Suncorp Group Ltd	(32,220)	(377,480)	17,027
Transurban Group	(257,438)	(2,076,060)	36,837
Westpac Banking Corp	(150,283)	(4,072,178)	481,410
Woolworths Ltd	(220,569)	(5,701,619)	627,257

			5,607,826

Ireland

James Hardie Industries PLC	(25,623)	(402,828)	(41,368)

Total Short Positions			5,566,458

Total Long and Short Positions			2,646,324

Net Cash and Other Receivables (Payables) (3)			58,979

			$2,705,303

Description	Counter- party	Expiration Dates (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month GBP-LIBOR plus or minus a specified spread, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	06/01/16- 10/11/16	$27,251,219

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

BHP Billiton PLC	137,679	$3,572,600	($1,207,662)

Germany

TUI AG	25,973	480,085	3,397

India

Vedanta Resources PLC	116,347	1,144,966	(385,292)

Ireland

Shire PLC	16,022	2,005,216	(176,605)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)

South Africa

Investec PLC	48,682	$456,416	($79,813)
Mondi PLC	139,737	2,834,838	121,733

			41,920

Switzerland

Coca-Cola HBC AG	18,646	387,267	15,666
Wolseley PLC	17,248	1,016,030	(1,432)

			14,234

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Kingdom

AstraZeneca PLC	62,806	$4,425,622	($252,721)
BAE Systems PLC	177,158	1,327,982	(109,789)
Barclays PLC	750,047	2,891,401	(99,349)
Barratt Developments PLC	681,234	5,496,552	1,390,511
Bellway PLC	10,091	393,150	(731)
Berkeley Group Holdings PLC	72,611	2,871,645	835,773
Britvic PLC	35,081	370,039	555
BT Group PLC	1,280,500	9,773,886	(674,198)
Bunzl PLC	36,894	1,035,568	(38,099)
Compass Group PLC	326,484	5,881,295	(475,936)
Daily Mail & General Trust PLC	31,381	427,977	(62,490)
DCC PLC	50,800	3,651,041	248,454
Direct Line Insurance Group PLC	237,509	1,286,634	108,227
DS Smith PLC	335,961	1,949,453	91,762
easyJet PLC	29,245	764,300	35,252
GKN PLC	233,939	1,250,758	(291,088)
Howden Joinery Group PLC	293,743	2,180,236	20,816
Imperial Tobacco Group PLC	66,066	3,222,279	219,260
Indivior PLC	109,722	355,687	26,159
Intermediate Capital Group PLC	53,863	481,042	(45,403)
International Consolidated Airlines Group SA	364,573	3,315,729	243,629
ITV PLC	477,146	2,169,927	(35,510)
John Wood Group PLC	96,905	997,119	(82,105)
Just Eat PLC	218,998	1,373,641	26,003
Kingfisher PLC	768,098	4,153,751	84,252
Legal & General Group PLC	360,360	1,619,357	(114,317)
Man Group PLC	2,733,881	7,340,421	(887,786)
Marks & Spencer Group PLC	237,412	1,949,038	(101,995)
National Grid PLC	816,733	11,217,118	481,268
Pearson PLC	178,257	3,759,287	(507,637)
Persimmon PLC	256,841	6,792,835	1,153,783
Playtech PLC	40,706	558,400	(30,630)
Rentokil Initial PLC	179,634	417,888	(6,617)
Rio Tinto PLC	71,038	3,199,446	(788,502)
Royal Mail PLC	70,685	540,925	(34,535)
Smith & Nephew PLC	140,521	2,580,488	67,206
Smiths Group PLC	54,717	960,262	(120,340)
Stagecoach Group PLC	94,866	563,448	(63,538)
Tate & Lyle PLC	60,087	547,367	(6,529)
Taylor Wimpey PLC	4,025,443	10,318,814	1,761,304
Thomas Cook Group PLC	720,109	1,580,853	(302,569)
Vodafone Group PLC	2,634,085	9,300,444	(879,291)
Whitbread PLC	11,294	1,050,782	(82,114)
William Hill PLC	345,383	1,938,064	(81,738)
WM Morrison Supermarkets PLC	95,865	289,880	(29,390)
WPP PLC	316,963	7,365,734	(711,913)

			(122,646)

Total Long Positions			(1,832,654)

Short Positions:

Chile

Antofagasta PLC	(955,923)	(10,880,829)	3,492,839

Ireland

Experian PLC	(15,344)	(312,056)	21,851

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Switzerland

Glencore PLC	(888,593)	($5,259,949)	$2,941,313

United Kingdom

Aberdeen Asset Management PLC	(498,940)	(3,435,463)	1,162,203
Admiral Group PLC	(166,108)	(3,909,543)	80,717
Aggreko PLC	(99,934)	(2,534,735)	1,030,957
Amec Foster Wheeler PLC	(33,267)	(414,086)	44,066
Anglo American PLC	(310,635)	(5,246,843)	2,596,988
ARM Holdings PLC	(407,969)	(6,922,005)	965,966
Ashtead Group PLC	(18,681)	(318,092)	50,386
ASOS PLC	(23,881)	(1,888,951)	324,711
Associated British Foods PLC	(103,888)	(4,544,657)	(760,882)
Aviva PLC	(435,768)	(3,498,143)	429,698
Babcock International Group PLC	(141,757)	(2,169,581)	189,172
Balfour Beatty PLC	(218,165)	(800,616)	(38,733)
BP PLC	(105,744)	(1,035,451)	147,966
British American Tobacco PLC	(383,671)	(21,075,789)	(303,607)
Cable & Wireless Communications PLC	(279,278)	(254,178)	15,636
Centrica PLC	(293,880)	(1,218,721)	169,875
Cobham PLC	(694,570)	(3,099,049)	61,799
Croda International PLC	(15,046)	(650,135)	26,301
Diageo PLC	(381,881)	(10,544,441)	189,752
G4S PLC	(78,130)	(511,585)	66,189
Hargreaves Lansdown PLC	(426,299)	(7,827,693)	(84,094)
HSBC Holdings PLC	(676,551)	(7,390,381)	1,391,031
Inmarsat PLC	(90,776)	(1,377,402)	14,484
Intertek Group PLC	(82,342)	(3,293,192)	229,228
J Sainsbury PLC	(512,400)	(2,090,304)	36,874
Johnson Matthey PLC	(22,774)	(1,152,244)	296,203
Ladbrokes PLC	(478,022)	(1,106,368)	208,608
Meggitt PLC	(34,855)	(316,674)	25,533
Next PLC	(4,507)	(838,853)	(27,453)
Ocado Group PLC	(48,159)	(250,036)	12,556
Old Mutual PLC	(1,186,085)	(4,200,013)	764,417
Petrofac Ltd	(147,556)	(2,123,932)	248,332
Prudential PLC	(119,620)	(3,154,607)	408,812
Reckitt Benckiser Group PLC	(26,588)	(2,336,062)	(90,186)
Rolls-Royce Holdings PLC	(822,750)	(12,939,793)	4,386,159
Rotork PLC	(175,892)	(647,909)	188,066
Royal Bank of Scotland Group PLC	(219,884)	(1,143,743)	82,818
RSA Insurance Group PLC	(328,350)	(2,382,950)	202,977
SABMiller PLC	(12,374)	(641,946)	(78,718)
Serco Group PLC	(624,729)	(1,300,198)	241,562
Sky PLC	(80,168)	(1,317,283)	36,201
Sports Direct International PLC	(86,511)	(829,146)	(172,055)
SSE PLC	(68,466)	(1,625,216)	59,142
Standard Chartered PLC	(279,184)	(4,611,145)	1,776,904
Standard Life PLC	(683,300)	(4,831,380)	768,280
Tesco PLC	(3,542,060)	(11,603,090)	1,577,740
The Weir Group PLC	(163,572)	(4,620,113)	1,665,822

			20,618,403

Total Short Positions			27,074,406

Total Long and Short Positions			25,241,752

Net Cash and Other Receivables (Payables) (3)			2,009,467

			$27,251,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Counter- party	Expiration Dates (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month HKD-HIBOR plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	06/06/16- 10/11/16	$5,287,498

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	517,000	$1,882,444	($353,609)
CK Hutchison Holdings Ltd	546,500	8,102,933	(989,619)
CLP Holdings Ltd	559,500	4,840,699	(70,286)
Hang Lung Properties Ltd	440,000	1,376,020	(386,188)
Hang Seng Bank Ltd	26,800	531,362	(47,766)
Henderson Land Development Co Ltd	399,600	2,942,301	(527,488)
Kerry Properties Ltd	409,500	1,622,616	(497,527)
Li & Fung Ltd	1,524,000	1,219,669	(40,958)
MTR Corp Ltd	314,500	1,557,456	(186,905)
New World Development Co Ltd	2,477,000	3,255,327	(845,516)
Orient Overseas International Ltd	83,000	432,967	(42,322)
Power Assets Holdings Ltd	81,500	903,353	51,047
Sino Land Co Ltd	322,000	493,922	(2,736)
Sun Hung Kai Properties Ltd	61,000	825,685	(31,088)
Value Partners Group Ltd	263,000	300,040	(51,297)
WH Group Ltd	4,806,000	3,280,472	(887,220)
Yue Yuen Industrial Holdings Ltd	88,000	323,243	3,988

			(4,905,490)

Total Long Positions			(4,905,490)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

China

MGM China Holdings Ltd	(2,537,803)	($4,960,265)	$2,008,294
Wynn Macau Ltd	(2,034,030)	(4,327,791)	1,710,055

			3,718,349

Hong Kong

Cathay Pacific Airways Ltd	(466,000)	(1,391,649)	273,869
Galaxy Entertainment Group Ltd	(1,539,291)	(7,016,645)	3,064,949
HKT Trust & HKT Ltd	(1,378,516)	(1,745,642)	26,022
Hong Kong & China Gas Co Ltd	(4,437,908)	(9,374,000)	1,046,160
Sands China Ltd	(729,200)	(2,949,358)	732,063
SJM Holdings Ltd	(1,042,705)	(1,298,656)	556,638
Swire Properties Ltd	(740,408)	(2,456,481)	401,842
Techtronic Industries Co Ltd	(1,041,781)	(3,859,099)	(228,518)
The Wharf Holdings Ltd	(102,000)	(737,210)	160,923

			6,033,948

United States

Samsonite International SA	(952,028)	(3,189,474)	65,903

Total Short Positions			9,818,200

Total Long and Short Positions			4,912,710

Net Cash and Other Receivables (Payables) (3)			374,788

			$5,287,498

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Month SGD-SIBOR plus or minus a specified spread, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	06/06/16	$1,674,305

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Singapore

ComfortDelGro Corp Ltd	751,200	$1,723,188	($84,276)
Singapore Airlines Ltd	272,500	2,312,723	(127,739)

			(212,015)

Total Long Positions			(212,015)

Short Positions:

Singapore

DBS Group Holdings Ltd	(94,100)	(1,515,411)	301,819
Global Logistic Properties Ltd	(420,600)	(865,933)	202,091
Golden Agri-Resources Ltd	(2,905,200)	(822,248)	101,651

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Keppel Corp Ltd	(1,034,914)	($6,413,802)	$1,100,901
Oversea-Chinese Banking Corp Ltd	(160,917)	(1,325,284)	168,209

			1,874,671

Total Short Positions			1,874,671

Total Long and Short Positions			1,662,656

Net Cash and Other Receivables (Payables) (3)			11,649

			$1,674,305

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all short positions within the basket and pays or receives the 1-Month USD-LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	06/06/16	$363,350

The following table represents the individual short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Hong Kong

Jardine Matheson Holdings Ltd	(30,200)	($1,810,890)	$383,162

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Singapore

Hutchison Port Holdings Trust	(1,281,800)	($803,692)	$97,341

Total Short Positions			480,503

Net Cash and Other Receivables (Payables) (3)			(117,153)

			$363,350

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Day CAD-USD Discount Rate plus or minus a specified spread, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/04/16	$17,477,393

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Air Canada	144,160	$1,351,161	($167,647)
Alimentation Couche-Tard Inc ‘B’	72,241	2,808,183	763,832
Bank of Montreal	46,255	3,030,755	(177,148)
BCE Inc	43,410	1,926,738	34,591
BlackBerry Ltd	517,695	5,090,344	(1,444,394)
Bombardier Inc ‘B’	275,585	510,280	(120,424)
Canadian Imperial Bank of Commerce	38,129	3,051,322	12,881
Canadian National Railway Co	41,283	2,711,796	(69,663)
Canadian Tire Corp Ltd ‘A’	18,591	2,020,278	(111,176)
Canfor Corp	139,973	2,676,656	(808,359)
CCL Industries Inc	2,926	407,968	10,126
CGI Group Inc ‘A’	128,256	5,586,548	(257,857)
CI Financial Corp	23,606	665,165	(76,648)
Constellation Software Inc	10,296	4,142,300	531,942
Dollarama Inc	40,837	2,364,223	596,490
Empire Co Ltd ‘A’	51,291	1,128,565	(79,878)
Fairfax Financial Holdings Ltd	4,282	2,324,453	(108,042)
Finning International Inc	135,655	2,731,609	(503,459)
IGM Financial Inc	13,666	496,919	(106,271)
Intact Financial Corp	14,376	1,062,873	29,469
Kinross Gold Corp	519,931	1,272,964	(261,916)
Linamar Corp	43,252	2,571,893	(91,611)
Magna International Inc	194,253	10,184,857	(17,639)
Metro Inc	62,863	1,769,583	70,454
National Bank of Canada	20,944	830,633	(87,700)
Open Text Corp	33,230	1,514,208	96,314
Ritchie Bros Auctioneers Inc	9,267	251,442	(10,069)
Royal Bank of Canada	68,505	5,087,135	(300,568)
Saputo Inc	11,877	281,013	(13,813)
Shaw Communications Inc ‘B’	31,835	718,967	(35,924)
The Bank of Nova Scotia	49,268	2,688,745	(264,765)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Toronto-Dominion Bank	71,145	$3,376,180	($151,467)
West Fraser Timber Co Ltd	74,428	3,557,736	(959,951)

			(4,080,290)

Total Long Positions			(4,080,290)

Short Positions:

Canada

Agnico Eagle Mines Ltd	(124,614)	(3,872,320)	360,432
Agrium Inc	(12,980)	(1,396,630)	68,515
AltaGas Ltd	(45,643)	(1,416,180)	193,706
ARC Resources Ltd	(60,977)	(886,187)	67,151
Barrick Gold Corp	(226,992)	(3,034,573)	1,213,745
CAE Inc	(15,484)	(277,163)	4,657
Cameco Corp	(84,321)	(1,444,438)	278,455
Canadian Natural Resources Ltd	(41,093)	(894,597)	82,161
Canadian Oil Sands Ltd	(70,002)	(1,038,419)	188,926
Canadian Pacific Railway Ltd	(9,979)	(1,879,967)	204,906
Canadian Utilities Ltd ‘A’	(75,590)	(2,226,577)	29,618
Cenovus Energy Inc	(259,065)	(4,443,499)	142,910
Eldorado Gold Corp	(235,807)	(1,315,168)	312,610
Enbridge Inc	(132,883)	(6,310,279)	953,289
Encana Corp	(106,710)	(749,814)	57,570
First Quantum Minerals Ltd	(678,846)	(10,359,632)	6,534,757
Fortis Inc	(30,290)	(977,015)	16,886
Franco-Nevada Corp	(16,436)	(1,427,501)	66,920
Gildan Activewear Inc	(121,311)	(3,862,973)	(93,757)
Goldcorp Inc	(239,930)	(5,183,099)	1,093,468
Husky Energy Inc	(290,825)	(5,734,266)	798,014
Imperial Oil Ltd	(94,828)	(3,773,845)	506,766
Loblaw Cos Ltd	(13,806)	(784,803)	(68,605)
Lundin Mining Corp	(75,565)	(401,727)	134,083
Manulife Financial Corp	(82,959)	(1,812,167)	102,731
Methanex Corp	(33,293)	(1,888,720)	620,832
Peyto Exploration & Development Corp	(26,928)	(760,670)	129,272
Potash Corp of Saskatchewan Inc	(107,257)	(3,547,881)	931,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Precision Drilling Corp	(224,945)	($1,395,181)	$465,825
Rogers Communications Inc ‘B’	(96,959)	(3,463,546)	(209,315)
Silver Wheaton Corp	(156,825)	(2,994,757)	852,452
SNC-Lavalin Group Inc	(8,487)	(322,466)	32,708
Sun Life Financial Inc	(16,963)	(673,078)	(42,263)
Suncor Energy Inc	(9,365)	(248,866)	(3,374)
Teck Resources Ltd ‘B’	(240,663)	(3,495,292)	1,798,291
Tourmaline Oil Corp	(94,409)	(2,891,503)	484,186
TransCanada Corp	(147,239)	(6,200,306)	1,081,657
Vermilion Energy Inc	(41,735)	(1,894,795)	384,215
Yamana Gold Inc	(252,827)	(704,814)	244,117

			20,020,103

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United States

Valeant Pharmaceuticals International Inc	(37,598)	($8,793,966)	$1,653,440

Total Short Positions			21,673,543

Total Long and Short Positions			17,593,253

Net Cash and Other Receivables (Payables) (3)			(115,860)

			$17,477,393

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Day CHF-TOIS plus or minus a specified spread, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/04/16	$426,043

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

Actelion Ltd	86,302	$11,925,215	($585,098)
Adecco SA	17,933	1,466,636	(93,973)
Baloise Holding AG	12,833	1,642,746	(81,107)
Clariant AG	34,001	754,707	(139,489)
Flughafen Zuerich AG	3,195	2,500,944	(204,040)
Galenica AG	375	472,861	3,495
GAM Holding AG	13,585	262,876	(25,008)
Geberit AG	8,709	3,123,861	(299,077)
Givaudan SA	798	1,513,128	(140,940)
Kuehne + Nagel International AG	3,638	548,333	(52,740)
Lonza Group AG	15,487	2,199,358	(124,458)
Novartis AG	84,705	10,447,180	(488,021)
Partners Group Holding AG	2,575	823,858	83,599
Swiss Life Holding AG	11,952	2,876,781	(49,447)
Swiss Re AG	76,126	7,714,730	58,230
Swisscom AG	2,677	2,002,343	(187,400)
Zurich Insurance Group AG	11,854	5,898,161	(597,849)

			(2,923,323)

Total Long Positions			(2,923,323)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Switzerland

Aryzta AG	(41,305)	($2,218,082)	$460,018
Barry Callebaut AG	(611)	(740,863)	38,984
Cie Financiere Richemont SA	(120,437)	(10,549,214)	815,336
Credit Suisse Group AG	(219,866)	(6,757,661)	220,843
Dufry AG	(7,294)	(997,313)	147,074
LafargeHolcim Ltd	(64,124)	(4,652,155)	1,144,016
Nestle SA	(126,782)	(11,089,483)	(138,964)
OC Oerlikon Corp AG	(47,701)	(633,101)	132,686
SGS SA	(951)	(1,872,528)	116,730
The Swatch Group AG	(25,670)	(11,034,413)	1,132,533
UBS Group AG	(267,870)	(8,205,333)	434,333

			4,503,589

Total Short Positions			4,503,589

Total Long and Short Positions			1,580,266

Net Cash and Other Receivables (Payables) (3)			(1,154,223)

			$426,043

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Day EUR-EONIA plus or minus a specified spread, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/04/16	$27,447,893

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

bpost SA	36,810	$915,293	($44,613)
KBC Groep NV	45,704	3,141,497	(280,137)
Proximus	121,492	4,505,545	(297,599)
Solvay SA	4,966	773,110	(228,803)
Umicore SA	6,562	275,456	(24,257)

			(875,409)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Finland

Amer Sports OYJ	24,277	$669,642	($52,514)
Elisa OYJ	34,534	1,098,553	71,605
Neste OYJ	56,436	1,505,346	(191,770)
Orion OYJ ‘B’	38,550	1,275,290	191,774

			19,095

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
France

Accor SA	17,045	$941,501	($138,977)
Atos SE	3,641	278,209	(245)
AXA SA	108,190	2,749,929	(107,821)
Cap Gemini SA	51,043	4,690,985	(146,678)
Christian Dior SE	2,214	436,469	(18,313)
Cie Generale des Etablissements Michelin	11,645	1,406,266	(236,028)
Dassault Systemes	4,369	325,472	(4,431)
Eiffage SA	17,393	1,055,316	25,346
Eutelsat Communications SA	37,684	1,310,924	(147,181)
Hermes International	743	275,414	(6,545)
Ingenico Group	2,564	301,480	9,103
L’Oreal SA	13,672	2,695,382	(216,402)
Lagardere SCA	16,660	532,160	(68,136)
Orange SA	448,945	7,472,013	(471,811)
Peugeot SA	786,145	14,952,393	(3,033,472)
Publicis Groupe SA	39,731	3,317,712	(583,735)
Safran SA	8,026	612,762	(7,872)
Sanofi	64,575	6,668,482	(486,693)
SCOR SE	24,739	857,527	35,427
SEB SA	9,711	941,748	(49,404)
Societe BIC SA	4,303	712,395	(45,712)
Sodexo SA	22,433	2,290,375	(416,439)
Teleperformance	6,390	461,370	22,170
Thales SA	45,485	3,029,993	135,660
Valeo SA	11,345	1,660,036	(125,526)
Veolia Environnement SA	56,097	1,175,882	115,684
Vivendi SA	229,472	5,763,912	(308,002)

			(6,276,033)

Germany

Allianz SE	45,077	8,304,324	(643,664)
Aurubis AG	29,399	1,908,438	(32,637)
Bayer AG	40,965	5,957,596	(686,967)
Brenntag AG	13,183	783,351	(71,420)
Deutsche Lufthansa AG	253,231	3,868,444	(16,797)
Deutsche Post AG	44,583	1,480,408	(238,749)
Evonik Industries AG	13,324	521,572	(78,162)
Freenet AG	202,866	6,743,782	(34,212)
GEA Group AG	12,074	587,288	(124,727)
Hannover Rueck SE	19,967	2,019,416	31,653
HeidelbergCement AG	6,203	546,394	(67,293)
Henkel AG & Co KGaA	4,015	586,797	(61,523)
HOCHTIEF AG	24,924	2,012,634	67,971
HUGO BOSS AG	17,521	2,165,565	(188,244)
KION Group AG	21,630	998,749	(43,310)
Krones AG	4,011	448,754	(28,115)
Linde AG	7,623	1,566,482	(267,757)
Merck KGaA	38,848	4,227,990	(772,189)
MTU Aero Engines AG	9,506	906,880	(111,453)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,212	4,352,974	(162,493)
OSRAM Licht AG	16,513	931,323	(78,477)
Porsche Automobil Holding SE	27,241	2,585,676	(1,408,765)
ProSiebenSat.1 Media SE	59,240	3,040,270	(128,130)
Software AG	12,431	372,791	(11,957)
Symrise AG	17,755	1,117,802	(44,827)
Zalando SE	15,453	519,175	(9,480)

			(5,211,724)

Italy

A2A SPA	258,550	320,841	27,152
Atlantia SPA	33,812	937,222	12,888
Autogrill SPA	234,268	2,261,611	(112,101)
Azimut Holding SPA	58,850	1,439,972	(182,120)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Banca Generali SPA	25,923	$835,770	($107,336)
Banca Popolare di Milano Scarl	2,952,797	3,083,928	(168,205)
Banco Popolare SC	19,613	317,879	(30,272)
FinecoBank Banca Fineco SPA	174,387	1,423,083	(269,998)
Finmeccanica SPA	22,068	297,312	(19,466)
Luxottica Group SPA	20,686	1,440,778	(4,905)
Mediaset SPA	295,452	1,511,218	(140,592)
Mediobanca SPA	42,494	414,472	5,825
Moncler SPA	83,251	1,538,831	(54,440)
Pirelli & C. SPA	183,784	3,167,251	(82,782)
Prysmian SPA	215,831	4,905,552	(455,093)
Recordati SPA	54,008	1,336,004	(94,409)
Snam SPA	159,383	834,279	(9,960)
UnipolSai SPA	187,115	504,358	(92,004)

			(1,777,818)

Luxembourg

SES SA FDR	42,673	1,506,272	(133,747)

Netherlands

Aegon NV	137,236	1,077,305	(279,357)
Akzo Nobel NV	3,857	294,685	(43,531)
Boskalis Westminster NV	83,316	4,352,566	(677,449)
Delta Lloyd NV	128,276	2,738,258	(1,227,960)
Koninklijke Ahold NV	144,638	2,805,579	32,043
Koninklijke DSM NV	4,813	276,046	(52,196)
Koninklijke KPN NV	448,204	1,691,694	(1,390)
Randstad Holding NV	82,187	5,088,581	(171,398)
Wolters Kluwer NV	169,204	5,398,616	(156,928)

			(2,578,166)

Portugal

NOS SGPS SA	36,912	305,166	(1,939)

Spain

Acerinox SA	39,873	867,266	(248,580)
ACS Actividades de Construccion y Servicios SA	8,779	307,082	(54,087)
Almirall SA	28,876	580,237	(67,202)
Enagas SA	34,787	1,069,738	(67,103)
Endesa SA	188,056	3,711,647	267,812
Gamesa Corp Tecnologica SA	219,589	3,513,628	(484,816)
Iberdrola SA	1,192,380	8,189,286	19,454
Mediaset Espana Comunicacion SA	101,184	1,321,556	(216,408)
Red Electrica Corp SA	5,934	537,577	(4,635)

			(855,565)

United Kingdom

Dialog Semiconductor PLC	81,756	3,839,998	(584,237)
Fiat Chrysler Automobiles NV	17,206	256,032	(31,022)
RELX NV	329,154	5,195,248	205,603
Unilever NV	46,715	2,050,881	(159,380)

			(569,036)

Total Long Positions			(18,260,342)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	(32,378)	($3,952,193)	$476,850
UCB SA	(6,526)	(467,478)	(44,941)

			431,909

Finland

Nokia OYJ	(361,347)	(2,412,806)	(48,224)

France

Airbus Group SE	(24,245)	(1,738,853)	236,545
Arkema SA	(12,137)	(942,286)	153,379
BNP Paribas SA	(101,750)	(8,056,908)	395,348
Bollore SA	(391,060)	(2,143,525)	241,917
Carrefour SA	(129,347)	(4,486,601)	630,933
Casino Guichard Perrachon SA	(51,532)	(3,894,164)	1,156,858
Credit Agricole SA	(105,774)	(1,743,648)	428,475
Danone SA	(81,428)	(5,920,100)	733,393
Edenred	(16,457)	(416,667)	145,243
Electricite de France SA	(91,156)	(2,230,347)	623,193
Engie SA	(342,501)	(6,874,791)	1,153,491
Kering	(4,734)	(899,949)	115,803
Pernod Ricard SA	(3,399)	(428,201)	83,195
Renault SA	(43,260)	(4,522,476)	1,386,553
Schneider Electric SE	(121,087)	(9,196,159)	2,342,395
Suez Environnement Co	(21,638)	(408,767)	22,554
Technip SA	(146,095)	(8,253,714)	1,380,000
TOTAL SA	(137,693)	(6,650,660)	455,468
Vallourec SA	(137,868)	(3,583,777)	1,612,865
Zodiac Aerospace	(282,095)	(9,521,427)	3,053,984

			16,351,592

Germany

adidas AG	(41,723)	(3,549,990)	129,650
BASF SE	(71,760)	(7,103,073)	1,581,747
Bayerische Motoren Werke AG	(43,334)	(4,220,085)	386,677
Commerzbank AG	(211,139)	(2,861,640)	626,895
Continental AG	(10,429)	(2,617,061)	215,940
Deutsche Bank AG	(240,417)	(8,803,213)	1,209,145
E.ON SE	(641,870)	(8,723,179)	3,214,961
Infineon Technologies AG	(226,932)	(2,764,253)	229,762
Rheinmetall AG	(28,621)	(1,686,594)	(286,439)
RWE AG	(434,465)	(9,555,342)	4,594,999
SAP SE	(56,241)	(4,403,020)	632,868
Siemens AG	(14,702)	(1,590,597)	286,637
Telefonica Deutschland Holding AG	(77,133)	(482,745)	10,809

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
ThyssenKrupp AG	(76,065)	($2,038,845)	$701,422
Volkswagen AG	(10,898)	(2,096,009)	898,151
Wirecard AG	(7,781)	(313,555)	(55,949)

			14,377,275

Italy

Enel Green Power SPA	(871,645)	(1,708,827)	47,385
Telecom Italia SPA	(1,190,904)	(2,064,063)	(79,455)
Unione di Banche Italiane SCpA	(115,062)	(1,049,639)	88,171

			56,101

Luxembourg

ArcelorMittal	(1,225,466)	(12,256,543)	5,836,673
Tenaris SA	(713,276)	(10,204,269)	1,626,546

			7,463,219

Netherlands

Altice NV ‘A’	(106,269)	(4,365,523)	622,331
Altice NV ‘B’	(41,263)	(1,455,174)	184,471
ASML Holding NV	(80,094)	(8,690,801)	1,632,675
Fugro NV	(17,952)	(340,021)	24,070
Koninklijke Philips NV	(132,052)	(3,759,471)	620,812
SBM Offshore NV	(46,239)	(526,074)	(56,282)

			3,028,077

Spain

Banco Popular Espanol SA	(937,453)	(4,782,349)	1,336,358
Banco Santander SA	(901,062)	(5,389,818)	576,311
Bankia SA	(1,622,242)	(2,561,967)	118,365
CaixaBank SA	(144,863)	(820,769)	122,591
Cellnex Telecom SAU	(16,786)	(300,712)	14,183
Distribuidora Internacional de Alimentacion SA	(44,445)	(469,020)	89,604
Grifols SA ‘A’	(13,601)	(577,706)	11,307
Repsol SA	(19,309)	(261,011)	35,252

			2,303,971

Switzerland

STMicroelectronics NV	(172,321)	(1,371,400)	203,308

United Kingdom

CNH Industrial NV	(890,947)	(7,757,373)	1,912,905

Total Short Positions			46,080,133

Total Long and Short Positions			27,819,791

Net Cash and Other Receivables (Payables) (3)			(371,898)

			$27,447,893

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Day JPY-MUTSC plus or minus a specified spread, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/09/16	$9,835,436

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

ABC-Mart Inc	4,500	$252,832	($5,739)
Ajinomoto Co Inc	226,000	5,459,079	(210,263)
Aozora Bank Ltd	664,000	2,484,451	(200,605)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Asahi Glass Co Ltd	44,000	$342,817	($31,224)
Asahi Kasei Corp	337,000	3,164,833	(780,656)
Astellas Pharma Inc	287,800	4,446,849	(703,369)
Bandai Namco Holdings Inc	162,400	3,356,178	414,972
Bridgestone Corp	77,900	3,354,687	(514,665)
Calbee Inc	84,000	3,369,534	(662,869)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Central Japan Railway Co	41,700	$7,819,735	($661,769)
Chubu Electric Power Co Inc	202,400	3,096,218	(186,806)
Dai Nippon Printing Co Ltd	98,000	999,454	(44,799)
Daicel Corp	273,700	3,324,116	42,610
DeNA Co Ltd	57,200	1,086,027	(46,932)
Disco Corp	36,300	3,203,446	(673,741)
Don Quijote Holdings Co Ltd	72,100	2,677,170	(34,879)
East Japan Railway Co	11,300	1,005,352	(47,599)
Ezaki Glico Co Ltd	10,200	530,947	(78,194)
Fuji Electric Co Ltd	193,000	902,459	(198,409)
Fuji Heavy Industries Ltd	420,600	14,527,646	1,016,234
Fujitsu Ltd	126,803	795,413	(144,987)
Hakuhodo DY Holdings Inc	56,900	593,391	(62,998)
Haseko Corp	352,000	4,372,445	(493,141)
Hitachi Chemical Co Ltd	17,200	323,265	(85,558)
Hitachi High-Technologies Corp	79,500	2,075,816	(378,137)
Hitachi Metals Ltd	143,000	2,209,500	(542,093)
Hokuhoku Financial Group Inc	406,000	974,670	(68,020)
Hoshizaki Electric Co Ltd	6,100	385,476	31,197
Hoya Corp	217,000	8,432,530	(1,343,281)
Ibiden Co Ltd	24,600	445,838	(123,158)
Iida Group Holdings Co Ltd	53,800	949,952	(141,709)
Isuzu Motors Ltd	283,900	3,789,936	(922,862)
ITOCHU Corp	93,400	1,150,855	(159,394)
Itochu Techno-Solutions Corp	12,800	271,389	960
Izumi Co Ltd	18,700	822,684	(87,786)
Japan Airlines Co Ltd	517,100	17,099,860	1,124,274
Japan Petroleum Exploration Co Ltd	8,500	254,524	(30,929)
JSR Corp	163,100	2,771,136	(410,248)
JTEKT Corp	47,500	800,807	(132,995)
Kajima Corp	553,000	2,590,186	358,124
Kaken Pharmaceutical Co Ltd	37,000	3,579,086	(125,274)
Kamigumi Co Ltd	54,000	470,629	(39,010)
Kawasaki Heavy Industries Ltd	74,000	533,290	(120,540)
Keisei Electric Railway Co Ltd	27,000	319,697	(22,130)
Kewpie Corp	42,900	938,375	(112,178)
Kobe Steel Ltd	960,000	1,846,706	(674,139)
Koito Manufacturing Co Ltd	88,800	3,093,778	(176,209)
Konami Corp	51,300	1,043,484	36,959
Konica Minolta Inc	117,900	1,356,656	(146,296)
Kose Corp	3,000	308,145	(45,336)
Kurita Water Industries Ltd	14,600	365,632	(54,533)
M3 Inc	23,700	526,009	(66,564)
Mabuchi Motor Co Ltd	31,900	1,780,777	(412,389)
Mazda Motor Corp	77,700	1,838,266	(346,694)
Medipal Holdings Corp	112,300	2,014,325	(285,381)
MEIJI Holdings Co Ltd	4,000	226,103	68,210
MISUMI Group Inc	68,500	817,664	(126,183)
Mitsubishi Chemical Holdings Corp	417,700	2,584,958	(389,708)
Mitsubishi Electric Corp	625,000	8,134,565	(2,384,341)
Mitsubishi Materials Corp	81,000	296,796	(49,978)
Mitsubishi Motors Corp	523,600	4,833,207	(821,452)
Mitsubishi Tanabe Pharma Corp	322,400	5,470,962	85,125
Mitsubishi UFJ Financial Group Inc	158,600	1,141,346	(222,080)
Mitsui & Co Ltd	100,400	1,844,900	(264,789)
Mixi Inc	82,200	3,310,608	(547,780)
Mizuho Financial Group Inc	2,145,200	4,100,291	(63,868)
MS&AD Insurance Group Holdings Inc	59,700	1,824,419	(258,593)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Murata Manufacturing Co Ltd	27,800	$3,996,123	($428,109)
Nexon Co Ltd	60,300	825,753	(21,722)
NHK Spring Co Ltd	56,800	584,348	(44,805)
Nintendo Co Ltd	19,400	3,833,692	(695,622)
Nippon Express Co Ltd	621,000	3,272,727	(330,071)
Nippon Shokubai Co Ltd	28,400	1,951,304	(13,154)
Nippon Telegraph & Telephone Corp	57,200	1,943,513	68,413
Nippon Yusen KK	683,000	2,142,075	(531,815)
Nitori Holdings Co Ltd	14,000	1,162,059	(85,925)
Nitto Denko Corp	55,800	3,740,833	(383,263)
NOK Corp	254,000	7,568,471	(2,179,787)
Nomura Research Institute Ltd	43,890	1,623,383	70,067
NTT DOCOMO Inc	132,700	2,357,915	(129,075)
Obic Co Ltd	12,500	561,803	(1,422)
Omron Corp	59,100	2,674,952	(884,584)
Oracle Corp Japan	8,900	376,596	(10,960)
Oriental Land Co Ltd	12,800	1,088,065	(152,369)
ORIX Corp	143,100	2,125,762	(355,745)
Osaka Gas Co Ltd	369,000	1,519,098	(112,206)
Otsuka Corp	77,200	3,699,337	38,882
Otsuka Holdings Co Ltd	203,200	6,774,476	(331,639)
Panasonic Corp	738,000	10,530,884	(2,951,473)
Park24 Co Ltd	33,600	609,144	17,339
Pola Orbis Holdings Inc	30,900	1,900,737	(31,513)
Recruit Holdings Co Ltd	106,900	3,470,033	(267,058)
Resona Holdings Inc	652,900	3,458,726	(162,096)
Rohm Co Ltd	38,200	2,616,951	(904,905)
Ryohin Keikaku Co Ltd	4,100	847,119	(40,641)
Sankyo Co Ltd	6,700	253,123	(15,443)
Santen Pharmaceutical Co Ltd	354,900	4,782,547	(43,001)
Seiko Epson Corp	78,300	1,487,270	(300,978)
Sekisui Chemical Co Ltd	414,000	5,265,445	(945,722)
Seven Bank Ltd	68,400	324,845	(39,880)
Shimadzu Corp	111,000	1,686,386	(119,779)
Shimamura Co Ltd	31,200	3,022,914	319,534
Shimizu Corp	193,000	1,388,378	289,554
Shin-Etsu Chemical Co Ltd	29,600	2,024,119	(319,510)
Sojitz Corp	2,464,200	5,322,252	(781,341)
Sompo Japan Nipponkoa Holdings Inc	88,500	3,022,025	(519,844)
Sony Corp	156,200	5,037,898	(893,914)
Sony Financial Holdings Inc	31,000	549,350	(45,161)
Sugi Holdings Co Ltd	19,300	917,471	(72,996)
Sumitomo Chemical Co Ltd	76,000	450,244	(77,354)
Sumitomo Heavy Industries Ltd	880,000	5,431,536	(1,942,691)
Sumitomo Mitsui Financial Group Inc	35,600	1,540,863	(192,668)
Sumitomo Rubber Industries Ltd	241,700	4,181,364	(823,418)
Suruga Bank Ltd	57,300	1,186,393	(148,568)
Suzuken Co Ltd	35,900	1,296,310	(135,741)
Suzuki Motor Corp	7,800	325,923	(10,181)
T&D Holdings Inc	161,200	2,331,985	(438,183)
Taiheiyo Cement Corp	292,000	930,245	(50,178)
TDK Corp	56,400	4,535,425	(829,577)
Teijin Ltd	167,000	610,950	(113,254)
The Bank of Kyoto Ltd	48,000	550,916	(77,817)
The Bank of Yokohama Ltd	209,000	1,330,194	(80,585)
The Chiba Bank Ltd	109,000	873,571	(111,729)
The Chugoku Bank Ltd	24,300	383,497	(32,938)
The Dai-ichi Life Insurance Co Ltd	219,700	4,012,757	(563,125)
The Gunma Bank Ltd	101,000	727,407	(103,533)
The Hachijuni Bank Ltd	96,000	723,163	(64,681)
The Hiroshima Bank Ltd	77,000	460,434	(27,009)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
The Iyo Bank Ltd	38,900	$481,356	($46,976)
The Joyo Bank Ltd	125,000	727,060	(88,727)
THK Co Ltd	56,000	1,305,879	(420,179)
Tohoku Electric Power Co Inc	523,000	6,910,854	127,102
Tokio Marine Holdings Inc	79,100	3,211,289	(314,206)
Tokyo Electric Power Co Inc	1,623,100	8,147,226	2,791,931
Tokyo Gas Co Ltd	506,000	2,882,650	(421,113)
Toppan Printing Co Ltd	90,000	744,888	(17,353)
Trend Micro Inc	18,600	638,621	21,177
Tsuruha Holdings Inc	26,400	2,276,485	(70,943)
West Japan Railway Co	51,900	2,924,629	328,974
Yamaguchi Financial Group Inc	48,000	628,808	(57,567)
Yamaha Corp	33,800	636,786	110,706
Yamaha Motor Co Ltd	90,200	2,097,265	(275,395)

			(33,286,132)

Total Long Positions			(33,286,132)

Short Positions:

Japan

Aeon Co Ltd	(392,200)	(4,902,978)	(1,210,387)
AEON Financial Service Co Ltd	(83,300)	(2,172,144)	462,803
Aisin Seiki Co Ltd	(11,700)	(523,413)	130,210
Asahi Group Holdings Ltd	(14,500)	(467,608)	(4,803)
Asics Corp	(10,700)	(350,500)	16,891
Canon Inc	(42,400)	(1,478,283)	250,122
Chiyoda Corp	(803,000)	(7,251,223)	1,849,583
Chugai Pharmaceutical Co Ltd	(36,800)	(1,170,362)	(983)
Citizen Holdings Co Ltd	(45,500)	(309,576)	5,983
Credit Saison Co Ltd	(175,800)	(3,331,673)	132,133
Daikin Industries Ltd	(156,700)	(10,595,049)	1,817,567
Daiwa Securities Group Inc	(205,000)	(1,687,006)	355,892
Denso Corp	(155,500)	(7,583,596)	1,087,198
Dentsu Inc	(10,600)	(565,977)	(44,834)
Eisai Co Ltd	(49,400)	(4,522,953)	334,982
Fast Retailing Co Ltd	(10,900)	(5,750,051)	(114,660)
Hamamatsu Photonics KK	(17,300)	(502,820)	110,479
Hirose Electric Co Ltd	(13,500)	(1,873,800)	396,393
Hitachi Ltd	(595,000)	(3,885,790)	941,127
Honda Motor Co Ltd	(362,300)	(12,446,308)	1,916,114
IHI Corp	(2,321,000)	(10,544,710)	4,587,570
Inpex Corp	(69,100)	(862,068)	244,465
Isetan Mitsukoshi Holdings Ltd	(459,700)	(8,292,361)	489,300
J Front Retailing Co Ltd	(284,600)	(4,744,517)	92,064
Japan Display Inc	(899,800)	(3,686,736)	1,053,538
Japan Tobacco Inc	(145,100)	(5,406,186)	725,187
JFE Holdings Inc	(52,200)	(1,175,297)	487,127
JGC Corp	(278,000)	(5,577,263)	1,951,847
Kikkoman Corp	(43,000)	(1,220,942)	32,372
Kintetsu Group Holdings Co Ltd	(744,000)	(2,608,886)	(76,424)
Kirin Holdings Co Ltd	(230,100)	(3,296,063)	111,431
Komatsu Ltd	(146,500)	(2,904,877)	757,823
Kubota Corp	(234,000)	(3,718,299)	518,077
Kyocera Corp	(54,100)	(2,861,218)	375,890
Kyushu Electric Power Co Inc	(1,217,000)	(13,429,669)	290,789
Makita Corp	(22,443)	(1,160,413)	(35,249)
Marui Group Co Ltd	(713,147)	(8,234,292)	(309,274)
Minebea Co Ltd	(323,000)	(4,924,218)	1,575,587
Mitsubishi Heavy Industries Ltd	(348,000)	(1,930,686)	414,151

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Mitsubishi Logistics Corp	(21,000)	($267,055)	$25,061
Mitsui OSK Lines Ltd	(2,052,000)	(6,473,322)	1,659,494
NGK Insulators Ltd	(103,000)	(2,314,424)	333,739
NGK Spark Plug Co Ltd	(187,400)	(5,154,180)	911,066
Nidec Corp	(78,800)	(6,174,782)	813,593
Nikon Corp	(73,600)	(951,004)	96,760
Nippon Electric Glass Co Ltd	(194,000)	(997,327)	82,628
Nippon Paint Holdings Co Ltd	(44,200)	(1,395,480)	625,613
Nissan Motor Co Ltd	(128,900)	(1,273,017)	101,155
Nomura Holdings Inc	(333,500)	(2,149,798)	211,602
NTT Data Corp	(22,600)	(1,007,354)	(135,466)
Odakyu Electric Railway Co Ltd	(67,000)	(634,921)	30,695
Oji Holdings Corp	(97,000)	(427,877)	10,626
Olympus Corp	(107,700)	(3,852,981)	496,589
Ono Pharmaceutical Co Ltd	(14,200)	(1,941,043)	(150,054)
Rakuten Inc	(97,300)	(1,665,150)	419,290
Ricoh Co Ltd	(1,547,600)	(15,830,567)	332,766
Rinnai Corp	(9,800)	(740,493)	(9,265)
Sega Sammy Holdings Inc	(111,700)	(2,354,038)	454,088
Seibu Holdings Inc	(79,200)	(2,354,638)	512,782
Shimano Inc	(5,100)	(833,016)	10,956
Shiseido Co Ltd	(177,800)	(3,591,203)	(265,063)
SoftBank Group Corp	(247,700)	(15,311,730)	3,933,510
Stanley Electric Co Ltd	(26,900)	(600,939)	65,317
Sumco Corp	(364,000)	(4,065,140)	874,845
Sumitomo Corp	(68,100)	(801,266)	143,327
Sumitomo Dainippon Pharma Co Ltd	(145,000)	(1,628,217)	196,291
Sumitomo Metal Mining Co Ltd	(36,000)	(474,059)	82,535
Sumitomo Mitsui Trust Holdings Inc	(716,000)	(4,228,999)	520,439
Suntory Beverage & Food Ltd	(86,000)	(4,543,599)	323,941
Sysmex Corp	(7,300)	(514,817)	13,199
Taisei Corp	(169,000)	(961,235)	(146,012)
Takashimaya Co Ltd	(236,000)	(2,177,523)	271,460
Takeda Pharmaceutical Co Ltd	(12,300)	(631,280)	88,209
Terumo Corp	(165,200)	(4,158,258)	(469,123)
The Chugoku Electric Power Co Inc	(66,300)	(1,181,790)	42,673
The Kansai Electric Power Co Inc	(390,800)	(4,096,040)	(297,187)
Toray Industries Inc	(76,000)	(655,508)	(4,210)
Toshiba Corp	(1,887,000)	(6,749,646)	1,969,999
TOTO Ltd	(47,000)	(1,457,840)	(15,602)
Toyo Seikan Group Holdings Ltd	(26,100)	(427,068)	14,139
Toyota Industries Corp	(69,100)	(3,942,259)	642,395
Toyota Motor Corp	(75,700)	(5,235,565)	774,785
Unicharm Corp	(178,700)	(4,143,958)	1,022,107
Yahoo Japan Corp	(1,633,600)	(6,687,314)	428,270
Yakult Honsha Co Ltd	(34,300)	(2,069,213)	363,865
Yamada Denki Co Ltd	(70,300)	(294,251)	20,564
Yamato Holdings Co Ltd	(231,300)	(4,998,262)	676,402
Yaskawa Electric Corp	(454,900)	(5,932,676)	1,349,847
Yokogawa Electric Corp	(194,500)	(2,294,667)	260,467

			41,433,188

Total Short Positions			41,433,188

Total Long and Short Positions			8,147,056

Net Cash and Other Receivables (Payables) (3)			1,688,380

			$9,835,436

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Week DKK-CIBOR plus or minus a specified spread, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/04/16	($102,875)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark

AP Moeller - Maersk AS ‘B’	152	$658,309	($71,702)
Chr Hansen Holding AS	5,255	279,222	13,317
DSV AS	15,532	549,203	32,576
Genmab AS	21,377	2,011,743	(58,212)
GN Store Nord AS	14,236	317,319	(47,406)
ISS AS	32,017	1,083,378	(14,533)
Novo Nordisk AS ‘B’	247,686	14,189,351	(724,599)
Pandora AS	60,010	6,516,496	537,982

			(332,577)

Total Long Positions			(332,577)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

Carlsberg AS ‘B’	(42,178)	($3,807,098)	$544,017
Coloplast AS	(3,609)	(253,763)	(3,007)
Jyske Bank AS	(5,381)	(279,178)	(37,037)
Novozymes AS	(11,358)	(629,805)	35,212
Tryg AS	(12,750)	(249,107)	247

			539,432

Total Short Positions			539,432

Total Long and Short Positions			206,855

Net Cash and Other Receivables (Payables) (3)			(309,730)

			($102,875)

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Week NOK-NIBOR plus or minus a specified spread, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/04/16	($662,820)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Marine Harvest ASA	98,604	$1,207,728	$194,753
Norsk Hydro ASA	837,098	4,288,979	(845,490)
Yara International ASA	43,057	2,293,480	(250,713)

			(901,450)

Total Long Positions			(901,450)

Short Positions:

Norway

Gjensidige Forsikring ASA	(22,270)	(382,870)	37,526
Schibsted ASA	(63,687)	(2,408,671)	118,047
Statoil ASA	(22,130)	(445,168)	74,769

			230,342

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Kingdom

Subsea 7 SA	(34,180)	($283,912)	$16,637

Total Short Positions			246,979

Total Long and Short Positions			(654,471)

Net Cash and Other Receivables (Payables) (3)			(8,349)

			($662,820)

Description	Counter- party	Expiration Date (1)	Value
The portfolio receives or pays the total return on all long and short positions within the basket and pays or receives the 1-Week SEK-STIBOR plus or minus a specified spread, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/04/16	($1,997,505)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Sweden

BillerudKorsnas AB	20,954	$322,572	($28,852)
Boliden AB	238,290	5,166,312	(1,401,760)
Electrolux AB ‘B’	176,592	5,335,419	(298,150)
Husqvarna AB	189,359	1,401,372	(147,716)
ICA Gruppen AB	15,173	560,251	(43,148)
NCC AB ‘B’	26,709	872,096	(59,557)
Securitas AB ‘B’	191,206	2,762,434	(408,912)
Skanska AB ‘B’	96,044	2,100,592	(197,942)
Swedbank AB	10,798	655,783	(535)
Swedish Orphan Biovitrum AB	108,054	1,445,852	(50,767)
Tele2 AB ‘B’	312,072	4,023,464	(966,492)
TeliaSonera AB	562,977	3,467,150	(409,326)

			(4,013,157)

Total Long Positions			(4,013,157)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	(35,319)	($651,474)	$71,871
Atlas Copco AB	(10,028)	(355,333)	69,000
Getinge AB ‘B’	(34,760)	(853,774)	82,672
Hexagon AB ‘B’	(15,504)	(571,400)	92,239
Sandvik AB	(129,043)	(1,649,540)	488,908
Volvo AB ‘B’	(307,036)	(4,255,718)	1,175,693

			1,980,383

Total Short Positions			1,980,383

Total Long and Short Positions			(2,032,774)

Net Cash and Other Receivables (Payables) (3)			35,269

			($1,997,505)

Total Basket Swaps			$176,417,293

(1)	The maturity dates are measured from the commencement of investment in each underlying swap position.
(2)	Notional amount represents the market value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	12/18/15	361	($561,353)	$-	($561,353)

Total Swap Agreements					$175,855,940	$-	$175,855,940

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$1,104,365,055	$265,855,872	$838,509,183	$-
	Derivatives:
	Equity Contracts
	Futures	44,761	44,761	-	-
	Swaps	179,180,493	-	179,180,493	-

	Total Equity Contracts	179,225,254	44,761	179,180,493	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	437,665	-	437,665	-

	Total Assets - Derivatives	179,662,919	44,761	179,618,158	-

	Total Assets	1,284,027,974	265,900,633	1,018,127,341	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(9,697,281)	(9,697,281)	-	-
	Swaps	(3,324,553)	(561,353)	(2,763,200)	-

	Total Equity Contracts	(13,021,834)	(10,258,634)	(2,763,200)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,362,643)	-	(1,362,643)	-

	Total Liabilities - Derivatives	(14,384,477)	(10,258,634)	(4,125,843)	-

	Total Liabilities	(14,384,477)	(10,258,634)	(4,125,843)	-

	Total	$1,269,643,497	$255,641,999	$1,014,001,498	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Romania - 0.0%

Societatea Nationala Nuclearelectrica SA Exp 10/15/15 *	105,000	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 1.0%

Romania - 0.5%

Banca Transilvania *	1,506,600	873,326
BRD-Groupe Societe Generale SA *	295,900	779,323
Electrica SA *	247,600	738,510
OMV Petrom SA	8,074,500	684,592
Societatea Nationala de Gaze Naturale ROMGAZ SA	84,600	641,800
Societatea Nationala Nuclearelectrica SA	105,000	186,383
Transelectrica SA	121,700	801,492
Transgaz SA Medias	11,800	776,653

		5,482,079

Singapore - 0.5%

Yoma Strategic Holdings Ltd *	19,513,033	5,035,173

Total Common Stocks (Cost $14,335,661)		10,517,252

CLOSED-END MUTUAL FUND - 0.5%

Romania - 0.5%

Fondul Proprietatea SA *	28,780,556	5,753,090

Total Closed-End Mutual Fund (Cost $7,289,182)		5,753,090

	Principal Amount

CORPORATE BONDS & NOTES - 3.1%

Angola - 0.8%

Republic of Angola 7.000% due 08/16/19 ~	$8,914,000	8,459,743

Azerbaijan - 0.6%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	6,500,000	6,312,150

Georgia - 1.0%

Bank of Georgia JSC 7.750% due 07/05/17 ~	11,382,000	11,827,719

Russia - 0.7%

Gazprom OAO 3.755% due 03/15/17 ~	EUR 5,375,000	5,994,792
Sberbank of Russia 5.400% due 03/24/17 ~	$1,468,000	1,496,112

		7,490,904

Total Corporate Bonds & Notes (Cost $34,204,608)		34,090,516

	Principal Amount	Value
SENIOR LOAN NOTES - 0.5%

Ethiopia - 0.5%

Ethiopian Railways Corp 3.786% due 08/02/21 § +	$5,911,158	$5,493,936

Total Senior Loan Notes (Cost $5,518,930)		5,493,936

MORTGAGE-BACKED SECURITIES - 0.7%

United States - 0.7%

Fannie Mae (IO) 3.500% due 10/25/26 "	8,961,283	901,403
5.000% due 12/25/42 "	5,859,771	1,171,792
6.056% due 03/25/33 - 04/25/43 " §	13,248,130	2,417,052
Freddie Mac (IO) 6.043% due 02/15/33 - 05/15/43 " §	12,891,080	2,500,726
6.413% due 05/15/36 " §	5,579,309	1,212,513

		8,203,486

Total Mortgage-Backed Securities (Cost $7,519,439)		8,203,486

FOREIGN GOVERNMENT BONDS & NOTES - 79.4%

Argentina - 1.9%

Argentina Bonar 8.750% due 05/07/24	11,722,000	10,831,456
Argentine Republic Government 8.280% due 12/31/33 * Y	12,405,232	10,859,580

		21,691,036

Armenia - 1.7%

Republic of Armenia 6.000% due 09/30/20 ~	755,000	718,903
7.150% due 03/26/25 ~	19,435,000	18,428,656

		19,147,559

Barbados - 1.2%

Barbados Government 6.625% due 12/05/35 ~	14,553,000	12,920,081

Colombia - 0.5%

Colombia Government 5.000% due 06/15/45	6,910,000	5,942,600

Cyprus - 3.7%

Cyprus Government 3.750% due 11/01/15 ~	EUR 12,534,000	13,999,884
3.875% due 05/06/22 ~	6,565,000	7,436,081
4.625% due 02/03/20 ~	6,004,000	7,085,906
4.750% due 06/25/19 ~	10,841,000	12,877,863

		41,399,734

Dominican Republic - 3.0%

Dominican Republic 5.500% due 01/27/25 ~	$5,148,000	4,993,560
8.625% due 04/20/27 ~	6,308,000	7,348,820
10.400% due 05/10/19 ~	DOP 497,000,000	11,252,965
13.500% due 08/04/17 ~	29,400,000	695,631
14.000% due 06/08/18 ~	268,400,000	6,572,160
16.000% due 02/10/17 ~	144,600,000	3,472,160

		34,335,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Ecuador - 7.8%

Ecuador Government 7.950% due 06/20/24 ~	$59,745,000	$42,418,950
9.375% due 12/15/15 ~	31,666,000	31,032,680
10.500% due 03/24/20 ~	19,496,000	14,719,480

		88,171,110

Georgia - 0.0%

Georgia Treasury 10.750% due 07/09/17	GEL 415,000	169,182

Iceland - 3.4%

Iceland Rikisbref 6.250% due 02/05/20	ISK 957,240,000	5,413,996
6.500% due 01/24/31	232,544,000	1,387,836
7.250% due 10/26/22	1,497,242,288	9,026,639
8.000% due 06/12/25	1,083,305,000	7,028,240
8.750% due 02/26/19	2,559,963,000	15,412,395

		38,269,106

Indonesia - 1.8%

Indonesia Government 3.375% due 07/30/25 ~	EUR 20,046,000	20,718,811

Iraq - 2.3%

Republic of Iraq 5.800% due 01/15/28 ~	$37,568,000	26,051,755

Ivory Coast - 1.0%

Ivory Coast Government 5.750% due 12/31/32 § ~	843,000	738,085
6.375% due 03/03/28 ~	11,268,000	10,024,689

		10,762,774

Kazakhstan - 4.4%

Kazakhstan Government 5.125% due 07/21/25 ~	47,574,000	46,027,845
6.500% due 07/21/45 ~	3,825,000	3,606,592

		49,634,437

Kenya - 0.7%

Kenya Government 6.875% due 06/24/24 ~	5,423,000	4,940,353
Kenya Infrastructure 11.000% due 10/12/26	KES 301,300,000	2,427,097

		7,367,450

Lebanon - 4.1%

Lebanon Government 4.500% due 04/22/16	$11,185,000	11,254,347
8.500% due 01/19/16 ~	22,369,000	22,658,008
Lebanon Treasury
6.500% due 12/10/15	LBP 7,695,470,000	5,122,997
6.500% due 12/27/15	10,224,090,000	6,811,765

		45,847,117

Macedonia - 3.7%

Republic of Macedonia 3.975% due 07/24/21 ~	EUR 37,212,000	40,233,853
4.625% due 12/08/15	1,483,000	1,662,254

		41,896,107

	Principal Amount	Value
Mongolia - 1.0%

Mongolia Government 4.125% due 01/05/18 ~	$3,188,000	$2,956,870
5.125% due 12/05/22 ~	9,865,000	8,126,392

		11,083,262

New Zealand - 1.8%

New Zealand Government 2.000% due 09/20/25 ^ ~	NZD 20,023,842	12,795,250
3.000% due 09/20/30 ^ ~	10,128,020	7,129,397

		19,924,647

Nigeria - 1.0%

Nigeria Government 5.125% due 07/12/18 ~	$11,836,000	11,406,945

Pakistan - 4.6%

Pakistan Government 6.875% due 06/01/17 ~	2,918,000	3,034,504
7.125% due 03/31/16 ~	3,558,000	3,615,907
7.250% due 04/15/19 ~	11,101,000	11,430,988
8.250% due 04/15/24 ~	31,601,000	33,272,882

		51,354,281

Philippines - 0.2%

Philippine Government 6.250% due 01/14/36	PHP 95,000,000	2,243,959

Romania - 3.9%

Romania Government 5.800% due 07/26/27	RON 32,420,000	9,635,791
5.850% due 04/26/23	46,030,000	13,522,651
Romanian Government
3.625% due 04/24/24 ~	EUR 10,460,000	12,596,742
4.375% due 08/22/23 ~	$200,000	208,930
4.875% due 01/22/24 ~	400,000	432,500
6.750% due 02/07/22 ~	6,010,000	7,106,825

		43,503,439

Rwanda - 1.1%

Rwanda Government 6.625% due 05/02/23 ~	12,667,000	12,004,516

Serbia - 10.8%

Republic of Serbia 5.250% due 11/21/17 ~	4,028,000	4,184,085
5.875% due 12/03/18 ~	6,910,000	7,246,863
Serbia Treasury 10.000% due 12/06/15	RSD 157,800,000	1,486,638
10.000% due 01/30/16	354,560,000	3,365,118
10.000% due 02/21/16	1,270,960,000	12,102,725
10.000% due 04/25/16	222,330,000	2,140,364
10.000% due 10/17/16	500,000,000	4,894,212
10.000% due 04/01/17	1,250,650,000	12,322,003
10.000% due 05/08/17	1,565,710,000	15,321,822
10.000% due 01/24/18	823,560,000	8,224,448
10.000% due 03/02/18	1,318,200,000	13,169,961
10.000% due 03/20/21	716,450,000	7,413,682
10.000% due 06/05/21	790,410,000	8,222,886
10.000% due 02/05/22	2,007,050,000	20,975,805

		121,070,612

Slovenia - 1.5%

Slovenia Government 5.500% due 10/26/22 ~	$15,085,000	16,997,084

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Sri Lanka - 2.0%

Sri Lanka Government 5.125% due 04/11/19 ~	$200,000	$197,759
5.875% due 07/25/22 ~	10,060,000	9,757,124
6.000% due 01/14/19 ~	1,198,000	1,215,966
6.250% due 10/04/20 ~	5,506,000	5,588,463
6.250% due 07/27/21 ~	5,685,000	5,698,451

		22,457,763

Tanzania - 1.8%

Tanzania Government 6.538% due 03/09/20 § ~	21,216,000	20,314,320

Thailand - 1.3%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 651,608,471	15,098,512

Tunisia - 0.0%

Banque Centrale de Tunisie SA 5.750% due 01/30/25 ~	$526,000	502,987

Uganda - 0.0%

Republic of Uganda Government 13.250% due 11/05/15	UGX 1,604,500,000	432,926

Ukraine - 0.1%

Ukraine Government 6.875% due 10/03/15 * Y ~	$1,304,000	1,069,280

Uruguay - 1.3%

Uruguay Notas del Tesoro 2.250% due 08/23/17 ^	UYU 114,882,965	3,576,805
Uruguay Treasury Bills
12.185% due 07/28/16	39,703,000	1,198,229
14.110% due 09/15/16	57,812,000	1,742,711
14.217% due 05/17/16	8,170,000	257,661
15.100% due 11/26/15	57,820,000	1,942,034
15.684% due 10/08/15	93,640,000	3,211,416
16.287% due 01/14/16	7,000,000	231,548
16.854% due 04/21/16	76,796,000	2,447,303

		14,607,707

Venezuela - 4.0%

Venezuela Government 5.750% due 02/26/16 ~	$10,070,500	8,509,573
7.650% due 04/21/25	2,582,000	864,970
9.250% due 09/15/27	43,685,000	17,255,575
11.950% due 08/05/31 ~	45,438,000	18,061,605

		44,691,723

Zambia - 1.8%

Zambia Government 5.375% due 09/20/22 ~	1,991,000	1,425,556
8.500% due 04/14/24 ~	15,759,000	12,685,995
8.970% due 07/30/27 ~	8,066,000	6,412,471

		20,524,022

Total Foreign Government Bonds & Notes (Cost $982,278,264)		893,612,140

PURCHASED OPTIONS - 2.8%
(See Note (h) in Notes to Schedule of Investments) (Cost $27,712,389)		32,042,812

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 11.6%

Foreign Government Issues - 3.2%

Iceland Rikisvixill (Iceland) 3.608% due 10/15/15	ISK 143,450,000	$791,152
3.635% due 10/15/15	167,680,000	924,785
3.925% due 12/15/15	42,500,000	232,233
Lebanon Treasury Bills (Lebanon)
4.420% due 10/15/15	LBP 4,631,760,000	3,067,462
4.995% due 01/07/16	9,727,260,000	6,378,494
4.995% due 02/04/16	3,361,650,000	2,195,875
5.355% due 10/15/15	5,219,700,000	3,456,835
5.355% due 01/14/16	14,719,300,000	9,643,157
5.355% due 01/28/16	13,028,690,000	8,519,158
5.355% due 02/11/16	2,084,520,000	1,360,254

		36,569,405

U.S. Treasury Bills - 2.2%

0.010% due 10/15/15 ‡	$5,000,000	5,000,110
0.061% due 12/17/15 ‡	20,000,000	20,000,900

		25,001,010

Repurchase Agreements - 6.2%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $68,257,302; collateralized by U.S. Treasury Notes: 2.000% due 05/31/21 and value $69,625,800)	68,257,302	68,257,302
Barclays PLC (5.000%) Open Maturity Date (Collateralized by Ukraine Government: 7.750% due 09/23/20 and value $1,052,981)	956,002	958,709

		69,216,011

Total Short-Term Investments (Cost $130,615,644)		130,786,426

TOTAL INVESTMENTS - 99.6% (Cost $1,209,474,117)		1,120,499,658

TOTAL SECURITIES SOLD SHORT - (0.1%) (See Note (e) in Notes to Schedule of Investments) (Proceeds $932,842)		(1,050,989)

OTHER ASSETS & LIABILITIES, NET - 0.5%		5,681,375

NET ASSETS - 100.0%		$1,125,130,044

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $5,490,601 or 0.5% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $10,877,871 or 1.0% of the portfolio’s net assets were in default as of September 30, 2015.

(c)	As of September 30, 2015, investments with a total aggregate value of $19,889,819 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts and swap agreements.

(d)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $736,499 or less than 0.1% of the net assets as of September 30, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Ethiopian Railways Corp +	$736,499	$733,164	($3,335)

(e)	Securities sold short outstanding as of September 30, 2015 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (0.1%)
Ukraine Government 7.750% due 09/23/20 Y	$1,304,000	($1,050,989)

Total Securities Sold Short (Proceeds $932,842)		($1,050,989)

(f)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Dow Jones Euro STOXX 50 Index (12/15)	322	($318,643)
Eris 10-Year Interest Rate Swap (12/15)	291	(549,807)
Nikkei 225 Index (12/15)	22	(3,300)
SGX CNX Nifty Index (10/15)	719	48,007
TOPIX Index (12/15)	221	(455,024)

		(1,278,767)

Short Futures Outstanding
90-Day LIBOR Sterling (03/16)	2,439	(536,859)
Euro-Bund (12/15)	14	(49,434)
Eurodollar (03/17)	1,680	(3,285,569)
Eurodollar (09/17)	411	(452,100)
S&P 500 E-Mini Index (12/15)	282	497,025
SET50 Index (12/15)	1,139	168,405
U.S. 2-Year Interest Rate Swap (12/15)	422	(131,875)
U.S. 5-Year Interest Rate Swap (12/15)	753	(869,276)
U.S. 10-Year Interest Rate Swap (12/15)	1,867	(4,207,344)
U.S. 30-Year Interest Rate Swap (12/15)	65	(242,553)
U.S. Treasury 10-Year Notes (12/15)	42	(59,715)

		(9,169,295)

Total Futures Contracts		($10,448,062)

(g)	Forward foreign currency contracts outstanding as of September 30, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	25,399,000	USD	18,170,191	10/15	GSC	($360,224)
AUD	39,656,000	USD	28,011,656	10/15	JPM	(194,161)
AUD	15,437,971	USD	10,906,077	11/15	MSC	(90,080)
CHF	45,093,000	USD	46,672,877	12/15	BNP	(278,269)
CLP	4,579,816,000	USD	6,633,569	11/15	BNP	(82,524)
CNH	48,650,000	USD	7,497,881	10/15	GSC	133,891
CNH	97,720,000	USD	15,079,083	10/15	SCB	250,346
CNH	49,600,000	USD	7,633,118	11/15	BOA	116,531
CNH	48,970,000	USD	7,539,066	11/15	DUB	112,150
CNH	62,521,000	USD	9,617,876	11/15	GSC	150,588
CNH	109,061,370	USD	16,646,337	06/16	SCB	105,445
CNH	166,107,951	USD	25,289,607	07/16	GSC	151,494
CNH	92,481,609	USD	14,077,420	07/16	SCB	87,067
CNY	63,458,000	USD	9,936,272	03/16	BNP	(117,436)
CNY	130,883,000	USD	20,494,532	03/16	JPM	(232,875)
CNY	198,679,000	USD	31,110,688	03/16	SCB	(358,977)
EUR	11,873,149	HUF	3,763,907,000	10/15	BNP	(146,225)
EUR	10,645,558	HUF	3,317,156,000	10/15	BOA	76,334
EUR	10,430,119	HUF	3,248,982,000	10/15	MSC	73,977
EUR	30,144,550	HUF	9,336,219,264	11/15	JPM	434,269
EUR	19,277,270	HUF	6,030,701,000	12/15	DUB	76,222
EUR	12,281,425	RSD	1,512,088,999	01/16	CIT	(132,171)
EUR	2,305,432	USD	2,526,504	10/15	SCB	50,389
EUR	2,308,446	USD	2,586,961	11/15	MSC	(5,246)
EUR	12,433,554	USD	13,473,658	11/15	MSC	431,754
EUR	16,506,000	USD	18,177,893	11/15	SCB	276,908
GBP	15,370,868	EUR	20,785,066	12/15	BNP	(2,939)
GBP	15,226,146	EUR	20,715,000	12/15	MSC	(143,430)
HUF	3,763,907,000	EUR	12,102,361	10/15	BNP	(109,918)
HUF	1,905,465,000	EUR	6,148,041	10/15	BOA	(80,664)
HUF	1,411,691,000	EUR	4,486,259	10/15	BOA	16,913
HUF	3,248,982,000	EUR	10,486,913	10/15	MSC	(137,439)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
HUF	9,336,219,264	EUR	30,117,844	11/15	JPM	($404,413)
HUF	6,030,701,000	EUR	19,345,849	12/15	DUB	(152,952)
INR	1,554,508,000	USD	24,067,764	10/15	DUB	(440,993)
INR	1,550,043,000	USD	23,061,140	10/15	SCB	554,964
JPY	1,345,932,587	USD	10,990,433	10/15	GSC	230,750
JPY	2,180,001,000	USD	18,106,020	11/15	JPM	76,011
MXN	689,598,000	USD	41,569,594	11/15	SCB	(934,748)
OMR	7,569,000	USD	19,575,338	04/16	BNP	(95,247)
OMR	1,626,000	USD	4,201,659	05/16	BNP	(26,051)
OMR	15,286,000	USD	39,481,365	06/16	BNP	(283,434)
PHP	841,651,000	USD	17,822,149	11/15	BNP	145,893
PHP	641,078,000	USD	13,563,482	11/15	BOA	122,614
PHP	627,636,000	USD	13,279,086	11/15	CIT	120,043
PLN	12,087,000	EUR	2,865,033	10/15	BNP	(21,631)
PLN	96,362,998	EUR	23,154,720	11/15	JPM	(552,822)
PLN	72,961,000	EUR	17,302,042	12/15	DUB	(200,643)
RSD	1,458,805,999	EUR	11,400,545	01/16	CIT	629,350
RSD	53,283,000	EUR	420,545	01/16	DUB	18,352
SEK	387,700,000	USD	46,965,475	12/15	BNP	(562,329)
SGD	7,492,881	USD	5,253,370	10/15	SCB	11,998
TRY	3,663,000	USD	1,171,991	12/15	SCB	12,727
TRY	3,210,000	ZAR	16,003,455	01/16	SCB	(105,846)
USD	17,222,578	AUD	23,346,000	10/15	GSC	852,190
USD	42,372,519	AUD	57,132,000	10/15	JPM	2,296,134
USD	1,508,207	AUD	2,053,000	10/15	SCB	68,628
USD	45,333,045	AUD	62,616,000	11/15	MSC	1,463,647
USD	70,083,769	CAD	93,063,887	12/15	SCB	370,105
USD	46,704,782	CHF	45,093,000	12/15	BNP	310,174
USD	21,703,852	CLP	15,073,273,000	11/15	BNP	142,792
USD	11,477,591	CLP	8,118,100,000	11/15	SCB	(134,675)
USD	7,571,984	CNH	48,650,000	10/15	GSC	(59,787)
USD	11,073,319	CNH	71,135,000	10/15	SCB	(85,696)
USD	7,695,291	CNH	49,600,000	11/15	BOA	(54,358)
USD	7,595,192	CNH	48,970,000	11/15	DUB	(56,024)
USD	9,697,689	CNH	62,521,000	11/15	GSC	(70,775)
USD	16,351,030	CNH	109,061,370	06/16	SCB	(400,752)
USD	24,803,302	CNH	166,107,951	07/16	GSC	(637,799)
USD	13,717,440	CNH	92,481,609	07/16	SCB	(447,047)
USD	63,125,594	CNY	393,020,000	03/16	SCB	2,293,390
USD	12,222,464	EUR	11,152,799	10/15	GSC	(244,516)
USD	24,144,551	EUR	22,039,956	10/15	SCB	(490,581)
USD	6,061,416	EUR	5,484,686	11/15	DUB	(70,223)
USD	40,298,520	EUR	36,262,992	11/15	GSC	(255,878)
USD	5,009,182	EUR	4,407,460	11/15	GSC	80,138
USD	27,709,790	EUR	25,310,000	11/15	SCB	(588,465)
USD	18,552,807	EUR	14,742,000	11/15	SCB	2,065,680
USD	31,997,861	EUR	28,646,216	12/15	GSC	(46,870)
USD	14,206,808	EUR	12,614,661	12/15	GSC	97,059
USD	42,106,693	EUR	37,240,150	12/15	JPM	435,053
USD	29,896,943	EUR	26,770,185	12/15	SCB	(54,117)
USD	116,618,772	EUR	101,399,506	12/15	SCB	3,206,509
USD	10,928,991	JPY	1,345,932,587	10/15	GSC	(292,192)
USD	17,539,492	JPY	2,180,001,000	11/15	JPM	(642,539)
USD	5,723,042	MXN	96,635,000	11/15	SCB	28,785
USD	778,445	NOK	6,479,389	10/15	BNP	17,669
USD	23,356,336	NOK	191,830,000	10/15	DUB	832,658
USD	769,840	NOK	6,420,000	10/15	JPM	16,037
USD	5,828,652	NZD	8,974,268	11/15	GSC	107,790
USD	13,685,646	NZD	21,065,798	11/15	SCB	262,081
USD	9,287,236	NZD	14,835,841	12/15	DUB	(147,549)
USD	19,578,376	OMR	7,569,000	04/16	BNP	98,285
USD	4,190,722	OMR	1,626,000	05/16	BNP	15,113
USD	39,453,120	OMR	15,286,000	06/16	BNP	255,189
USD	19,577,320	OMR	7,596,000	03/17	BNP	387,262
USD	15,643,312	OMR	6,140,000	05/17	BNP	172,669
USD	23,465,041	OMR	9,199,000	06/17	BNP	297,852
USD	62,390,943	OMR	24,481,000	08/17	BNP	947,973
USD	5,494,416	PEN	18,942,000	02/16	BNP	(151,096)
USD	3,663,066	PEN	12,546,000	02/16	SCB	(77,673)
USD	5,494,452	PEN	19,313,000	08/16	SCB	(75,117)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	310,434	PHP	14,311,000	11/15	GSC	$4,989
USD	5,348,324	PLN	20,099,000	11/15	SCB	67,590
USD	13,525,091	RON	54,551,275	10/15	BNP	(265,510)
USD	12,328,084	RON	48,948,659	11/15	BNP	(40,644)
USD	9,281,109	RON	36,206,243	11/15	BNP	133,490
USD	14,494,856	SEK	121,306,000	12/15	BNP	(24,050)
USD	31,932,537	SEK	266,394,000	12/15	BNP	48,298
USD	176,139	SGD	247,000	10/15	BNP	2,679
USD	8,287,802	SGD	11,680,000	10/15	DUB	85,325
USD	8,287,841	SGD	11,690,000	10/15	GSC	78,341
USD	5,551,105	SGD	7,492,881	10/15	JPM	285,737
USD	6,358,349	SGD	8,964,000	10/15	SCB	63,228
USD	22,230,129	SGD	31,240,000	11/15	BOA	313,320
USD	24,381,759	SGD	34,271,000	11/15	GSC	338,514
USD	5,233,190	SGD	7,492,881	01/16	SCB	(15,491)
USD	5,435,417	THB	195,425,000	10/15	DUB	55,808
USD	5,523,966	THB	201,100,000	11/15	DUB	(7,699)
USD	782,435	THB	27,790,121	11/15	DUB	17,848
USD	1,042,956	THB	37,998,000	11/15	JPM	(2,257)
USD	3,919,778	THB	141,504,000	11/15	SCB	26,454
USD	15,202,655	TRY	47,515,138	12/15	SCB	(165,089)
USD	388,656	TRY	1,058,000	01/16	BNP	49,782
USD	790,009	TRY	2,152,000	01/16	SCB	100,730
USD	20,150,913	TWD	634,250,000	10/15	BOA	977,697
USD	9,713,832	TWD	305,840,000	10/15	CIT	468,366
USD	988,909	TWD	32,189,000	10/15	JPM	15,513
USD	12,406,015	TWD	405,260,000	11/15	BNP	161,736
USD	6,522,350	TWD	212,009,000	11/15	BOA	116,729
USD	8,286,110	TWD	269,340,000	11/15	GSC	148,294
USD	6,656,516	TWD	218,600,000	11/15	JPM	52,054
USD	7,290,011	TWD	241,190,000	12/15	BOA	3,304
USD	5,745,279	TWD	190,140,000	12/15	DUB	868
USD	3,647,151	TWD	120,666,000	12/15	GSC	1,653
UYU	129,400,000	USD	4,717,463	10/15	CIT	(321,836)
ZAR	16,003,455	USD	1,171,427	01/16	SCB	(37,429)
ZMW	10,354,000	USD	1,336,000	11/15	SCB	(495,731)
ZMW	7,000,000	USD	877,193	12/15	CIT	(315,465)
ZMW	22,607,000	USD	2,881,265	12/15	SCB	(1,061,154)
ZMW	4,694,000	USD	583,468	01/16	BNP	(210,254)
ZMW	11,652,000	USD	1,461,982	01/16	CIT	(537,363)
ZMW	73,394,000	USD	8,876,114	01/16	SCB	(3,060,990)

Total Forward Foreign Currency Contracts						$7,307,811

(h)	Purchased options outstanding as of September 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus USD	$1.06	11/10/15	GSC	$40,778,000	$357,285	$73,400
Call - EUR versus USD	1.06	11/10/15	JPM	40,779,000	360,894	69,324
Call - GBP versus USD	1.52	11/10/15	BNP	12,289,000	424,585	157,299
Call - GBP versus USD	1.52	11/10/15	GSC	50,315,000	1,769,830	644,032
Call - JPY versus USD	JPY 120.00	11/11/15	GSC	21,774,000	763,505	302,659
Call - JPY versus USD	120.00	11/11/15	JPM	25,186,000	886,547	350,085
Call - CNH versus USD	CNH 6.34	06/07/16	CIT	16,270,000	222,330	540,164
Call - CNH versus USD	6.34	06/07/16	SCB	20,137,000	272,655	668,548
Call - CNH versus USD	6.39	07/27/16	GSC	16,630,000	276,889	535,486
Call - CNH versus USD	6.39	07/27/16	SCB	17,320,000	289,244	555,972
Call - CNH versus USD	6.40	07/27/16	DUB	15,240,000	254,965	484,632
Call - EUR versus USD	$1.10	11/01/16	DUB	46,187,000	2,276,557	1,524,171
Call - EUR versus USD	1.18	11/01/16	DUB	47,105,000	2,549,259	3,057,114
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	2,012,101	5,708,463
Call - CNH versus USD	CNH 6.47	06/15/17	SCB	35,984,000	806,710	1,727,108
Call - EUR versus USD	$1.19	10/29/19	GSC	46,187,000	3,694,375	3,727,291
Call - EUR versus USD	1.38	10/29/19	GSC	47,930,000	3,548,256	7,395,599

					20,765,987	27,521,347

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value

Put - INR versus USD	INR 65.52	01/04/16	SCB	$20,308,000	$430,184	$148,249
Put - INR versus USD	65.58	01/04/16	JPM	28,270,000	608,724	217,679

					1,038,908	365,928

					$21,804,895	$27,887,275

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put -4-Year Interest Rate Swap	Receive	3-Month SAR-SAIBOR	2.840%	08/18/16	GSC	SAR 47,395,000	$151,644	$34,741
Put -4-Year Interest Rate Swap	Receive	3-Month SAR-SAIBOR	2.875%	08/18/16	GSC	96,984,000	310,324	65,764

							$461,968	$100,505

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (11/15)	20,000.00	11/13/15	DUB	144	$1,293,467	$66,876
Call - Hang Seng China Enterprises (12/15)	11,800.00	12/30/15	DUB	372	283,239	87,550
Call - Hang Seng China Enterprises (12/15)	14,000.00	12/30/15	CIT	270	1,916,993	7,600
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	225	1,951,827	3,893,006

					$5,445,526	$4,055,032

Total Purchased Options					$27,712,389	$32,042,812

(i)	Transactions in written options for the nine-month period ended September 30, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2014	829	618,545,493	$23,843,218
Call Options Written	210	622,086,247	39,768,819
Put Options Written	-	37,627,889	485,413
Call Options Exercised	-	(682,351,288)	(26,479,109)
Call Options Expired	-	(190,237,452)	(4,014,125)
Put Options Expired	(670)	-	(1,797,108)

Outstanding, September 30, 2015	369	405,670,889	$31,807,108

(j)	Premiums received and value of written options outstanding as of September 30, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - GBP versus USD	$1.52	11/10/15	BNP	$12,289,000	$272,656	($157,299)
Call - GBP versus USD	1.52	11/10/15	GSC	50,315,000	1,108,346	(644,032)
Call - JPY versus USD	JPY 120.00	11/11/15	GSC	21,774,000	749,897	(302,659)
Call - JPY versus USD	120.00	11/11/15	JPM	25,186,000	858,490	(350,085)
Call - CNH versus USD	CNH 6.34	06/07/16	SCB	20,137,000	1,025,718	(668,548)
Call - CNH versus USD	6.39	07/27/16	GSC	16,630,000	774,958	(535,486)
Call - CNH versus USD	6.39	07/27/16	SCB	17,320,000	932,561	(555,972)
Call - CNH versus USD	6.40	07/27/16	GSC	15,240,000	754,380	(484,632)
Call - EUR versus USD	$1.18	11/01/16	DUB	47,105,000	3,915,839	(3,057,115)
Call - EUR versus USD	1.28	11/01/16	DUB	47,930,000	4,522,336	(5,708,463)
Call - EUR versus USD	1.19	10/29/19	GSC	46,187,000	3,612,285	(3,727,291)
Call - EUR versus USD	1.38	10/29/19	GSC	47,930,000	7,203,689	(7,395,599)

					$25,731,155	($23,587,181)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 4-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.983%	08/18/16	GSC	$12,452,889	$159,397	($78,652)
Put - 4-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.010%	08/18/16	MSC	25,175,000	326,016	(151,705)

							$485,413	($230,357)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Nikkei 225 (11/15)	20,000.00	11/13/15	GSC	144	$1,188,988	($66,876)
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	225	4,401,552	(3,893,005)

					$5,590,540	($3,959,881)

Total Written Options					$31,807,108	($27,777,419)

(k)	Swap agreements outstanding as of September 30, 2015 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	2.020%	$2,000,000	$43,864	$139,006	($95,142)
China Government	1.000%	12/20/17	BOA	0.605%	22,644,000	(204,224)	(181,065)	(23,159)
Thailand Government	1.000%	12/20/17	BOA	0.852%	11,000,000	(39,019)	60,005	(99,024)
Croatia Government	1.000%	12/20/17	DUB	2.020%	4,040,000	88,606	285,508	(196,902)
Croatia Government	1.000%	12/20/17	GSC	2.020%	2,000,000	43,864	135,003	(91,139)
Lebanon Government	5.000%	12/20/17	JPM	2.912%	2,500,000	(115,943)	(82,869)	(33,074)
Croatia Government	1.000%	03/20/18	CIT	2.154%	23,998,000	659,895	2,087,266	(1,427,371)
Lebanon Government	1.000%	03/20/18	DUB	3.104%	16,402,000	815,710	2,340,450	(1,524,740)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	2.458%	4,625,000	161,654	499,985	(338,331)
Lebanon Government	5.000%	03/20/18	JPM	3.104%	2,326,000	(108,067)	(98,960)	(9,107)
Bulgaria Government	1.000%	06/20/18	BNP	1.290%	2,490,000	18,612	14,533	4,079
Croatia Government	1.000%	06/20/18	BNP	2.266%	5,040,000	166,829	410,400	(243,571)
Croatia Government	1.000%	06/20/18	CIT	2.266%	15,660,000	518,362	1,471,849	(953,487)
Lebanon Government	1.000%	06/20/18	GSC	3.263%	46,818,000	2,741,110	6,482,029	(3,740,919)
Croatia Government	1.000%	06/20/18	JPM	2.266%	3,072,000	101,686	298,772	(197,086)
Bulgaria Government	1.000%	09/20/18	BNP	1.335%	3,000,000	28,448	32,774	(4,326)
Bulgaria Government	1.000%	12/20/18	BNP	1.373%	3,000,000	34,343	32,623	1,720
Bulgaria Government	1.000%	12/20/18	GSC	1.373%	6,000,000	68,687	71,932	(3,245)
Qatar Government	1.000%	12/20/18	JPM	0.485%	2,699,000	(45,148)	(46,096)	948
Lebanon Government	5.000%	12/20/18	GSC	3.504%	7,382,000	(344,757)	(413,485)	68,728
Croatia Government	1.000%	03/20/19	GSC	2.524%	2,800,000	139,997	170,087	(30,090)
Qatar Government	1.000%	03/20/19	GSC	0.534%	2,940,000	(47,792)	(47,128)	(664)
Qatar Government	1.000%	03/20/19	JPM	0.534%	1,530,000	(24,871)	(25,927)	1,056
Qatar Government	1.000%	06/20/19	BNP	0.577%	1,729,000	(27,279)	(31,906)	4,627
Qatar Government	1.000%	06/20/19	BOA	0.577%	3,460,000	(54,588)	(85,561)	30,973
Qatar Government	1.000%	06/20/19	CIT	0.577%	6,490,000	(102,393)	(151,287)	48,894
Qatar Government	1.000%	06/20/19	DUB	0.577%	1,729,000	(27,279)	(30,183)	2,904
Qatar Government	1.000%	06/20/19	JPM	0.577%	5,855,000	(92,375)	(121,661)	29,286
Poland Government	1.000%	09/20/19	BOA	0.586%	6,400,000	(105,254)	(109,685)	4,431
Poland Government	1.000%	09/20/19	CIT	0.586%	6,485,000	(106,651)	(111,719)	5,068
Croatia Government	1.000%	03/20/20	BNP	2.815%	17,790,000	1,330,024	1,420,553	(90,529)
Croatia Government	1.000%	03/20/20	CIT	2.815%	14,180,000	1,060,131	1,046,563	13,568
Croatia Government	1.000%	03/20/20	GSC	2.815%	20,690,000	1,546,835	1,593,020	(46,185)
Croatia Government	1.000%	06/20/20	CIT	2.892%	3,782,000	309,078	291,497	17,581
Croatia Government	1.000%	06/20/20	GSC	2.892%	5,500,000	449,479	426,094	23,385
Russian Foreign	1.000%	09/20/22	JPM	3.642%	16,630,000	2,553,768	1,391,365	1,162,403
Mexico Government	1.000%	12/20/22	BNP	2.041%	20,000,000	1,338,224	849,562	488,662
Russian Foreign	1.000%	12/20/22	BNP	3.661%	7,100,000	1,127,776	623,296	504,480
South Africa Government	1.000%	12/20/22	BNP	3.213%	10,000,000	1,354,875	1,042,337	312,538
Spain Government	1.000%	12/20/22	BOA	1.205%	20,000,000	264,441	4,238,614	(3,974,173)
Spain Government	1.000%	12/20/22	DUB	1.205%	12,060,000	159,458	2,569,288	(2,409,830)
Qatar Government	1.000%	12/20/22	GSC	0.997%	13,960,000	(7,127)	(117,024)	109,897
South Africa Government	1.000%	12/20/22	JPM	3.213%	16,750,000	2,269,416	1,623,160	646,256
South Africa Government	1.000%	03/20/23	BNP	3.241%	50,000,000	7,034,070	4,657,747	2,376,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Qatar Government	1.000%	12/20/23	GSC	1.076%	$18,011,000	$97,451	$36,676	$60,775
Qatar Government	1.000%	09/20/24	GSC	1.123%	2,390,000	23,124	(2,072)	25,196

						25,097,050	34,685,366	(9,588,316)

			Exchange
South Africa Government	1.000%	06/20/23	ICE	3.292%	9,640,000	1,389,454	877,392	512,062

						$26,486,504	$35,562,758	($9,076,254)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nigeria Government	3.500%	06/20/16	CIT	2.859%	$4,170,000	$22,799	$-	$22,799
Nigeria Government	1.000%	09/20/16	CIT	2.811%	1,000,000	(17,125)	(27,585)	10,460
Croatia Government	1.000%	03/20/17	CIT	1.725%	2,270,000	(23,387)	(33,829)	10,442
South Africa Government	1.000%	12/20/17	JPM	1.986%	6,750,000	(143,095)	(157,032)	13,937
Turkey Government	1.000%	09/20/18	MSC	2.544%	78,581,775	(3,445,059)	(1,620,708)	(1,824,351)
Slovenia Government	1.000%	12/20/19	GSC	0.945%	4,727,000	11,999	(59,256)	71,255
Colombia Government	1.000%	03/20/20	BNP	2.298%	3,100,000	(167,611)	(100,825)	(66,786)
Slovenia Government	1.000%	03/20/20	BOA	0.945%	21,273,000	54,002	(365,002)	419,004
Colombia Government	1.000%	03/20/20	GSC	2.298%	2,945,000	(159,231)	(98,539)	(60,692)
Colombia Government	1.000%	03/20/20	JPM	2.298%	3,100,000	(167,611)	(103,594)	(64,017)
Turkey Government	1.000%	06/20/22	BNP	3.339%	10,000,000	(1,343,815)	(665,505)	(678,310)
Turkey Government	1.000%	09/20/22	BNP	3.369%	10,543,000	(1,476,050)	(708,722)	(767,328)

						(6,854,184)	(3,940,597)	(2,913,587)

			Exchange
South Africa Government	1.000%	06/20/18	ICE	2.160%	9,640,000	(290,696)	(241,340)	(49,356)

						($7,144,880)	($4,181,937)	($2,962,943)

						$19,341,624	$31,380,821	($12,039,197)

(1)	If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps – Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)		Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY	41,499,000	$19,483,098	3-Month USD-LIBOR	JPM	10.757%	04/08/16	($5,161,186)	$-	($5,161,186)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL-CETIP	GSC	12.023%	01/02/17	BRL 44,180,252	($560,329)	$-	($560,329)
1-Day BRL-CETIP	GSC	12.080%	01/02/17	203,713,827	(2,518,978)	-	(2,518,978)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 151,427,000	(10,035)	-	(10,035)
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	151,427,000	(10,035)	-	(10,035)
7-Day CNY-CNRR07	BNP	2.450%	06/24/17	74,598,000	(5,218)	-	(5,218)
7-Day CNY-CNRR07	DUB	2.460%	06/24/17	79,699,000	(3,454)	-	(3,454)
7-Day CNY-CNRR07	GSC	2.460%	06/24/17	159,397,000	(6,908)	-	(6,908)
7-Day CNY-CNRR07	SCB	2.463%	06/24/17	159,397,000	(5,848)	-	(5,848)
7-Day CNY-CNRR07	DUB	2.453%	06/25/17	179,590,000	(12,366)	-	(12,366)
7-Day CNY-CNRR07	BNP	2.490%	06/25/17	78,219,000	2,315	-	2,315
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	156,437,000	4,629	-	4,629
7-Day CNY-CNRR07	JPM	2.490%	06/25/17	156,437,000	4,630	-	4,630
7-Day CNY-CNRR07	SCB	2.501%	06/25/17	187,725,000	11,050	-	11,050
7-Day CNY-CNRR07	SCB	2.445%	07/16/17	146,412,000	(13,687)	-	(13,687)
7-Day CNY-CNRR07	GSC	2.450%	07/16/17	151,901,000	(11,883)	-	(11,883)
7-Day CNY-CNRR07	DUB	2.457%	07/16/17	116,485,000	(6,795)	-	(6,795)
7-Day CNY-CNRR07	GSC	2.450%	08/20/17	78,941,000	(7,006)	-	(7,006)
7-Day CNY-CNRR07	SCB	2.450%	08/21/17	50,522,000	(4,330)	-	(4,330)
7-Day CNY-CNRR07	DUB	2.453%	08/21/17	55,259,000	(4,508)	-	(4,508)
7-Day CNY-CNRR07	DUB	2.455%	08/21/17	105,781,000	(7,824)	-	(7,824)
7-Day CNY-CNRR07	DUB	2.460%	08/21/17	139,040,000	(7,689)	-	(7,689)
6-Month PLN-WIBOR	JPM	4.190%	10/03/17	PLN 200,000,000	4,395,212	-	4,395,212
6-Month PLN-WIBOR	DUB	4.210%	10/03/17	100,000,000	2,215,316	-	2,215,316
6-Month PLN-WIBOR	BNP	4.215%	10/03/17	19,330,000	428,970	-	428,970
6-Month PLN-WIBOR	BNP	3.850%	11/13/17	26,000,000	497,775	12,427	485,348
6-Month PLN-WIBOR	BOA	3.830%	11/14/17	64,630,000	1,224,521	-	1,224,521
6-Month PLN-WIBOR	DUB	3.790%	11/16/17	67,970,000	1,267,850	-	1,267,850
6-Month PLN-WIBOR	BOA	3.810%	11/19/17	97,000,000	1,823,795	-	1,823,795
6-Month PLN-WIBOR	BNP	3.810%	11/20/17	97,800,000	1,838,767	-	1,838,767
1-Day BRL-CETIP	DUB	12.960%	01/02/18	BRL 64,453,233	(987,580)	-	(987,580)
1-Day BRL-CETIP	DUB	13.000%	01/02/18	151,952,163	(2,290,515)	-	(2,290,515)
1-Day BRL-CETIP	GSC	13.185%	01/02/18	184,953,433	(2,593,513)	-	(2,593,513)
1-Day BRL-CETIP	GSC	13.262%	01/02/18	255,768,432	(3,556,584)	-	(3,556,584)
1-Day BRL-CETIP	GSC	13.274%	01/02/18	91,997,139	(1,271,387)	-	(1,271,387)
3-Month NZD Bank Bills	CSF	3.640%	10/03/22	NZD 25,000,000	515,529	-	515,529
3-Month NZD Bank Bills	DUB	3.650%	10/03/22	16,367,000	344,588	-	344,588

					678,475	12,427	666,048

	Exchange
6-Month PLN-WIBOR	LCH	4.210%	10/03/17	PLN 125,000,000	2,767,612	-	2,767,612
6-Month PLN-WIBOR	LCH	1.945%	10/27/19	151,418,000	544,108	-	544,108
6-Month PLN-WIBOR	LCH	1.722%	02/27/20	36,691,000	(77)	-	(77)
6-Month PLN-WIBOR	LCH	1.775%	02/27/20	23,443,000	15,616	-	15,616
6-Month PLN-WIBOR	LCH	1.778%	02/27/20	109,566,000	76,853	-	76,853
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$4,100,000	107,826	-	107,826
3-Month USD-LIBOR	LCH	1.800%	06/29/20	7,770,000	198,384	-	198,384
3-Month USD-LIBOR	LCH	1.744%	07/31/20	17,530,000	355,990	-	355,990
3-Month USD-LIBOR	LCH	1.750%	07/31/20	4,127,000	79,494	-	79,494
3-Month USD-LIBOR	LCH	1.784%	07/31/20	5,240,000	115,469	-	115,469
3-Month USD-LIBOR	LCH	1.739%	08/12/20	10,407,000	201,341	-	201,341
3-Month USD-LIBOR	LCH	1.621%	08/14/20	11,070,000	149,764	-	149,764
3-Month USD-LIBOR	LCH	1.680%	08/17/20	10,999,000	178,045	-	178,045
3-Month USD-LIBOR	LCH	1.689%	08/17/20	11,737,000	195,411	-	195,411
3-Month USD-LIBOR	LCH	1.698%	08/19/20	16,954,000	286,992	-	286,992
3-Month USD-LIBOR	LCH	1.566%	09/17/20	19,927,000	178,887	-	178,887
3-Month USD-LIBOR	LCH	1.649%	09/18/20	14,457,000	187,145	-	187,145
3-Month USD-LIBOR	LCH	1.650%	09/18/20	5,861,000	76,228	-	76,228
3-Month USD-LIBOR	LCH	1.541%	09/23/20	780,000	5,875	-	5,875
3-Month USD-LIBOR	LCH	1.545%	09/23/20	780,000	6,018	-	6,018
3-Month USD-LIBOR	LCH	2.100%	07/27/22	7,045,000	216,078	(3,588)	219,666
3-Month USD-LIBOR	LCH	2.058%	07/30/22	7,351,000	202,841	-	202,841
3-Month NZD Bank Bills	LCH	4.900%	04/30/24	NZD 41,286,000	3,349,261	-	3,349,261
3-Month NZD Bank Bills	LCH	4.052%	06/16/25	12,865,000	480,963	-	480,963
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	7,820,000	292,611	-	292,611

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	NZD 21,034,000	$635,619	$-	$635,619
3-Month NZD Bank Bills	LCH	3.805%	07/20/25	11,994,000	218,045	-	218,045

					11,122,399	(3,588)	11,125,987

					$11,800,874	$8,839	$11,792,035

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month PLN-WIBOR	BNP	3.353%	10/03/17	PLN 19,330,000	($281,954)	$-	($281,954)
6-Month PLN-WIBOR	JPM	3.390%	10/03/17	51,520,000	(812,192)	-	(812,192)
6-Month PLN-WIBOR	BNP	3.384%	11/13/17	26,000,000	(403,420)	-	(403,420)
6-Month PLN-WIBOR	BOA	3.605%	11/14/17	64,630,000	(1,112,734)	-	(1,112,734)
6-Month PLN-WIBOR	DUB	3.600%	11/16/17	67,970,000	(1,165,624)	-	(1,165,624)
6-Month PLN-WIBOR	BOA	3.508%	11/19/17	97,000,000	(1,595,290)	-	(1,595,290)
6-Month PLN-WIBOR	BNP	3.595%	11/20/17	97,800,000	(1,674,375)	-	(1,674,375)
3-Month SAR-SAIBOR	DUB	2.150%	06/28/20	SAR 29,100,000	(100,353)	-	(100,353)
3-Month SAR-SAIBOR	GSC	2.170%	06/29/20	15,350,000	(56,660)	-	(56,660)
3-Month SAR-SAIBOR	DUB	2.130%	08/02/20	29,340,000	(60,018)	-	(60,018)
3-Month SAR-SAIBOR	DUB	2.190%	08/02/20	19,558,000	(54,823)	-	(54,823)
3-Month SAR-SAIBOR	DUB	2.310%	08/02/20	15,552,000	(69,270)	-	(69,270)
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	39,120,000	(94,347)	-	(94,347)
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	38,879,000	(182,654)	-	(182,654)
3-Month SAR-SAIBOR	GSC	2.328%	08/17/20	41,944,000	(180,928)	-	(180,928)
3-Month SAR-SAIBOR	GSC	2.395%	08/17/20	43,204,000	(223,810)	-	(223,810)
3-Month SAR-SAIBOR	GSC	2.400%	08/17/20	40,793,000	(213,948)	-	(213,948)
3-Month SAR-SAIBOR	GSC	2.458%	08/19/20	37,907,000	(225,376)	-	(225,376)
3-Month SAR-SAIBOR	GSC	2.260%	09/17/20	75,022,000	(217,713)	-	(217,713)
3-Month SAR-SAIBOR	GSC	2.338%	09/21/20	75,021,000	(288,018)	-	(288,018)
3-Month SAR-SAIBOR	GSC	2.228%	09/28/20	27,232,000	(63,853)	-	(63,853)
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	28,211,000	(103,263)	-	(103,263)
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	28,073,000	(86,975)	-	(86,975)
1-Day BRL-CETIP	GSC	11.505%	01/02/23	BRL 48,160,289	3,324,047	-	3,324,047
1-Day BRL-CETIP	GSC	11.635%	01/02/23	10,739,369	716,116	-	716,116

					(5,227,435)	-	(5,227,435)

	Exchange
6-Month EUR-LIBOR	LCH	0.250%	12/16/17	EUR 4,362,000	(18,186)	(14,518)	(3,668)
6-Month EUR-LIBOR	LCH	0.211%	04/15/20	67,770,000	231,310	-	231,310
6-Month EUR-LIBOR	LCH	0.212%	04/15/20	45,092,000	151,383	-	151,383
6-Month EUR-LIBOR	LCH	0.500%	12/16/20	60,997,100	(374,219)	(34,371)	(339,848)
6-Month JPY-LIBOR	LCH	0.799%	05/02/24	JPY 6,873,157,000	(2,034,428)	-	(2,034,428)
6-Month JPY-LIBOR	LCH	0.635%	05/14/25	1,038,871,000	(141,067)	-	(141,067)
6-Month EUR-LIBOR	LCH	0.750%	12/16/25	EUR 38,531,000	1,067,599	1,737,749	(670,150)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	$10,350,000	(416,601)	(128,133)	(288,468)

					(1,534,209)	1,560,727	(3,094,936)

					($6,761,644)	$1,560,727	($8,322,371)

					$5,039,230	$1,569,566	$3,469,664

Total Swap Agreements					$19,219,668	$32,950,387	($13,730,719)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(l)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$10,517,252	$-	$10,517,252	$-
	Closed-End Mutual Fund (1)	5,753,090	-	5,753,090	-
	Corporate Bonds & Notes	34,090,516	-	34,090,516	-
	Senior Loan Notes	5,493,936	-	5,493,936	-
	Mortgage-Backed Securities	8,203,486	-	8,203,486	-
	Foreign Government Bonds & Notes	893,612,140	-	871,619,224	21,992,916
	Short-Term Investments	130,786,426	-	130,786,426	-
	Derivatives:
	Credit Contracts
	Swaps	28,028,071	-	28,028,071	-
	Equity Contracts
	Futures	713,437	713,437	-	-
	Purchased Options	4,055,032	-	4,055,032	-

	Total Equity Contracts	4,768,469	713,437	4,055,032	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	25,206,189	-	25,206,189	-
	Purchased Options	27,887,275	-	27,887,275	-

	Total Foreign Currency Contracts	53,093,464	-	53,093,464	-

	Interest Rate Contracts
	Purchased Options	100,505	-	100,505	-
	Swaps	31,187,878	-	31,187,878	-

	Total Interest Rate Contracts	31,288,383	-	31,288,383	-

	Total Assets - Derivatives	117,178,387	713,437	116,464,950	-

	Total Assets	1,205,635,233	713,437	1,182,928,880	21,992,916

Liabilities	Unfunded Loan Commitment	(3,335)	-	(3,335)	-
	Securities Sold Short
	Foreign Government Bonds & Notes	(1,050,989)	-	(1,050,989)	-
	Derivatives:
	Credit Contracts
	Swaps	(8,686,447)	-	(8,686,447)	-
	Equity Contracts
	Futures	(776,967)	(776,967)	-	-
	Written Options	(3,959,881)	-	(3,959,881)	-

	Total Equity Contracts	(4,736,848)	(776,967)	(3,959,881)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(17,898,378)	-	(17,898,378)	-
	Written Options	(23,587,181)	-	(23,587,181)	-
	Swaps	(5,161,186)	-	(5,161,186)	-

	Total Foreign Currency Contracts	(46,646,745)	-	(46,646,745)	-

	Interest Rate Contracts
	Futures	(10,384,532)	(10,384,532)	-	-
	Written Options	(230,357)	-	(230,357)	-
	Swaps	(26,148,648)	-	(26,148,648)	-

	Total Interest Rate Contracts	(36,763,537)	(10,384,532)	(26,379,005)	-

	Total Liabilities - Derivatives	(96,833,577)	(11,161,499)	(85,672,078)	-

	Total Liabilities	(97,887,901)	(11,161,499)	(86,726,402)	-

	Total	$1,107,747,332	($10,448,062)	$1,096,202,478	$21,992,916

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2015:

Foreign Government Bonds & Notes
Value, Beginning of Period	$12,298,232
Purchases	22,200,941
Sales (Includes Paydowns)	(11,781,058)
Accrued Discounts (Premiums)	(57,939)
Net Realized Gains (Loss)	(621,222)
Change in Net Unrealized Appreciation (Depreciation)	(46,038)
Transfers In	-
Transfers Out	-

Value, End of Period	$21,992,916

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($146,354)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PRECIOUS METALS PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.2%

Australia - 3.6%

Newcrest Mining Ltd *	42,110	$381,129

Canada - 55.8%

Agnico Eagle Mines Ltd (NYSE)	24,774	627,278
Agnico Eagle Mines Ltd (TSE)	12,789	324,205
Alamos Gold Inc ‘A’	44,300	163,988
Aureus Mining Inc *	414,909	109,843
AuRico Metals Inc *	19,479	9,633
B2Gold Corp *	259,769	274,466
Barrick Gold Corp (NYSE)	50,408	320,595
Centerra Gold Inc	26,097	147,449
Detour Gold Corp *	50,750	541,156
Eldorado Gold Corp	60,783	194,943
Franco-Nevada Corp (TSE)	12,335	543,590
Goldcorp Inc (NYSE)	65,008	813,900
Kinross Gold Corp *	164,653	286,246
Lake Shore Gold Corp *	147,675	123,939
MAG Silver Corp *	33,976	241,867
Osisko Gold Royalties Ltd	22,713	239,980
Platinum Group Metals Ltd *	244,012	54,855
SEMAFO Inc *	126,253	273,414
Silver Wheaton Corp (NYSE)	21,806	261,890
Torex Gold Resources Inc *	292,822	274,281
Yamana Gold Inc	81,095	136,728

		5,964,246

Mexico - 3.8%

Fresnillo PLC	45,664	409,357

Peru - 1.4%

Cia de Minas Buenaventura SAA ADR	25,854	154,090

South Africa - 4.1%

AngloGold Ashanti Ltd ADR *	52,974	433,857

United Kingdom - 9.4%

Randgold Resources Ltd ADR	17,001	1,004,589

	Shares	Value

United States - 13.1%

Newmont Mining Corp	27,781	$446,441
Royal Gold Inc	14,393	676,183
Tahoe Resources Inc (TSE)	36,391	281,147

		1,403,771

Total Common Stocks (Cost $13,922,063)		9,751,039

	Principal Amount

SHORT-TERM INVESTMENT - 7.9%

Repurchase Agreement - 7.9%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $848,233; collateralized by U.S. Treasury Notes: 2.000% due 05/31/21 and value $869,294)	$848,233	848,233

Total Short-Term Investment (Cost $848,233)		848,233

TOTAL INVESTMENTS - 99.1% (Cost $14,770,296)		10,599,272

OTHER ASSETS & LIABILITIES, NET - 0.9%		96,861

NET ASSETS - 100.0%		$10,696,133

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition by precious metals sector as a percentage of net assets was as follows:

Gold	79.6%
Precious Metals & Minerals	6.9%
Silver	4.7%

91.2%
Short-Term Investment	7.9%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$381,129	$-	$381,129	$-
	Canada	5,964,246	5,854,403	109,843	-
	Mexico	409,357	-	409,357	-
	Peru	154,090	154,090	-	-
	South Africa	433,857	433,857	-	-
	United Kingdom	1,004,589	1,004,589	-	-
	United States	1,403,771	1,403,771	-	-

		9,751,039	8,850,710	900,329	-

	Short-Term Investment	848,233	-	848,233	-

	Total	$10,599,272	$8,850,710	$1,748,562	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	105,946,266	$2,107,271,222

TOTAL INVESTMENTS - 100.0% (Cost $2,146,681,995)		2,107,271,222

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(656,172)

NET ASSETS - 100.0%		$2,106,615,050

Notes to Schedule of Investments

(a)	The portfolio’s investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Fund	$2,107,271,222	$2,107,271,222	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website at http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com/pacificselectfund.html.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)	PACIFIC SELECT FUND PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,076,967	$41,144,050
PD Aggregate Bond Index Portfolio ‘P’ *	17,761,020	206,970,303
PD High Yield Bond Market Portfolio ‘P’ *	2,091,257	26,014,177
PD Large-Cap Growth Index Portfolio ‘P’ *	2,030,166	47,606,368
PD Large-Cap Value Index Portfolio ‘P’ *	2,689,030	55,737,070
PD Small-Cap Growth Index Portfolio ‘P’ *	386,471	8,031,441
PD Small-Cap Value Index Portfolio ‘P’ *	728,530	12,809,156
PD Emerging Markets Portfolio ‘P’ *	692,953	8,504,215
PD International Large-Cap Portfolio ‘P’ *	2,604,933	37,815,245

Total Affiliated Mutual Funds (Cost $407,071,483)		444,632,025

TOTAL INVESTMENTS - 100.0% (Cost $407,071,483)		444,632,025

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(101,093)

NET ASSETS - 100.0%		$444,530,932

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	10,738,000	$108,366,056
PD Aggregate Bond Index Portfolio ‘P’ *	44,868,386	522,854,169
PD High Yield Bond Market Portfolio ‘P’ *	6,944,664	86,388,100
PD Large-Cap Growth Index Portfolio ‘P’ *	10,742,343	251,902,520
PD Large-Cap Value Index Portfolio ‘P’ *	14,496,364	300,474,507
PD Small-Cap Growth Index Portfolio ‘P’ *	3,067,851	63,754,413
PD Small-Cap Value Index Portfolio ‘P’ *	4,729,445	83,153,988
PD Emerging Markets Portfolio ‘P’ *	5,512,281	67,649,034
PD International Large-Cap Portfolio ‘P’ *	15,733,985	228,406,866

Total Affiliated Mutual Funds (Cost $1,569,988,275)		1,712,949,653

TOTAL INVESTMENTS - 100.0% (Cost $1,569,988,275)		1,712,949,653

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(364,810)

NET ASSETS - 100.0%		$1,712,584,843

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$444,632,025	$444,632,025	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$1,712,949,653	$1,712,949,653	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND PACIFIC DYNAMIX - GROWTH PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,714,578	$17,303,226
PD Aggregate Bond Index Portfolio ‘P’ *	7,504,350	87,448,673
PD High Yield Bond Market Portfolio ‘P’ *	1,278,675	15,906,065
PD Large-Cap Growth Index Portfolio ‘P’ *	4,358,692	102,209,126
PD Large-Cap Value Index Portfolio ‘P’ *	5,635,565	116,811,606
PD Small-Cap Growth Index Portfolio ‘P’ *	1,471,834	30,586,853
PD Small-Cap Value Index Portfolio ‘P’ *	2,400,305	42,202,609
PD Emerging Markets Portfolio ‘P’ *	2,518,661	30,910,072
PD International Large-Cap Portfolio ‘P’ *	6,786,120	98,512,640

Total Affiliated Mutual Funds (Cost $482,646,417)		541,890,870

TOTAL INVESTMENTS - 100.0% (Cost $482,646,417)		541,890,870

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(118,257)

NET ASSETS - 100.0%		$541,772,613

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,717,141	$55,492,129
Diversified Bond Portfolio ‘P’ *	34,392,071	405,816,081
Floating Rate Income Portfolio ‘P’ *	5,697,673	59,789,631
Floating Rate Loan Portfolio ‘P’ *	10,450,743	85,356,582
High Yield Bond Portfolio ‘P’ *	14,980,307	108,543,185
Inflation Managed Portfolio ‘P’ *	4,971,062	54,621,035
Inflation Strategy Portfolio ‘P’ *	4,410,611	44,048,693
Managed Bond Portfolio ‘P’ *	20,556,316	266,895,924
Short Duration Bond Portfolio ‘P’ *	21,817,604	216,072,842
Emerging Markets Debt Portfolio ‘P’ *	11,641,905	108,823,221
Comstock Portfolio ‘P’ *	5,093,017	63,151,809
Dividend Growth Portfolio ‘P’ *	982,352	15,098,800
Equity Index Portfolio ‘P’ *	240,990	10,723,226
Growth Portfolio ‘P’ *	822,569	17,049,998
Large-Cap Growth Portfolio ‘P’ *	2,853,123	25,241,883
Large-Cap Value Portfolio ‘P’ *	4,781,346	85,709,789
Main Street Core Portfolio ‘P’ *	628,574	19,222,106
Mid-Cap Equity Portfolio ‘P’ *	381,237	6,460,722
Mid-Cap Growth Portfolio ‘P’ *	630,807	6,487,780
Mid-Cap Value Portfolio ‘P’ *	1,677,922	32,546,359
Value Advantage Portfolio ‘P’ *	1,543,793	19,171,618
International Large-Cap Portfolio ‘P’ *	9,484,072	74,334,062
International Value Portfolio ‘P’ *	2,824,189	31,604,342
Absolute Return Portfolio ‘P’ *	15,235,054	146,129,158
Currency Strategies Portfolio ‘P’ *	6,366,249	67,619,061
Equity Long/Short Portfolio ‘P’ *	6,497,049	69,050,156
Global Absolute Return Portfolio ‘P’ *	10,397,433	108,343,475

Total Affiliated Mutual Funds (Cost $2,099,773,701)		2,203,403,667

TOTAL INVESTMENTS - 100.0% (Cost $2,099,773,701)		2,203,403,667

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(383,769)

NET ASSETS - 100.0%		$2,203,019,898

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$541,890,870	$541,890,870	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,203,403,667	$2,203,403,667	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,955,800	$57,808,621
Diversified Bond Portfolio ‘P’ *	46,676,665	550,770,594
Floating Rate Income Portfolio ‘P’ *	7,385,269	77,498,750
Floating Rate Loan Portfolio ‘P’ *	14,103,111	115,187,343
High Yield Bond Portfolio ‘P’ *	23,371,593	169,344,139
Inflation Managed Portfolio ‘P’ *	5,225,425	57,415,926
Inflation Strategy Portfolio ‘P’ *	3,867,972	38,629,360
Managed Bond Portfolio ‘P’ *	28,083,029	364,620,102
Short Duration Bond Portfolio ‘P’ *	19,597,836	194,089,148
Emerging Markets Debt Portfolio ‘P’ *	12,033,035	112,479,321
Comstock Portfolio ‘P’ *	8,566,675	106,224,073
Dividend Growth Portfolio ‘P’ *	2,372,676	36,468,151
Equity Index Portfolio ‘P’ *	1,215,225	54,073,241
Growth Portfolio ‘P’ *	2,732,026	56,628,718
Large-Cap Growth Portfolio ‘P’ *	9,784,102	86,560,984
Large-Cap Value Portfolio ‘P’ *	9,099,855	163,122,840
Main Street Core Portfolio ‘P’ *	2,691,347	82,302,768
Mid-Cap Equity Portfolio ‘P’ *	2,188,743	37,092,011
Mid-Cap Growth Portfolio ‘P’ *	3,444,097	35,422,177
Mid-Cap Value Portfolio ‘P’ *	4,780,512	92,726,773
Small-Cap Equity Portfolio ‘P’ *	2,666,233	49,703,243
Small-Cap Growth Portfolio ‘P’ *	2,336,596	33,253,326
Small-Cap Index Portfolio ‘P’ *	2,500,619	41,443,156
Small-Cap Value Portfolio ‘P’ *	1,024,266	18,204,635
Value Advantage Portfolio ‘P’ *	7,300,217	90,657,830
Emerging Markets Portfolio ‘P’ *	5,372,466	68,645,880
International Large-Cap Portfolio ‘P’ *	15,887,396	124,521,898
International Small-Cap Portfolio ‘P’ *	9,730,078	108,089,770
International Value Portfolio ‘P’ *	4,726,833	52,896,043
Absolute Return Portfolio ‘P’ *	22,896,128	219,611,422
Currency Strategies Portfolio ‘P’ *	11,087,226	117,762,884
Equity Long/Short Portfolio ‘P’ *	11,068,643	117,636,719
Global Absolute Return Portfolio ‘P’ *	19,906,842	207,433,559

Total Affiliated Mutual Funds (Cost $3,471,108,995)		3,738,325,405

TOTAL INVESTMENTS - 100.0% (Cost $3,471,108,995)		3,738,325,405

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(653,927)

NET ASSETS - 100.0%		$3,737,671,478

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	17,341,872	$168,324,941
Diversified Bond Portfolio ‘P’ *	125,509,102	1,480,969,627
Floating Rate Income Portfolio ‘P’ *	18,030,311	189,204,549
Floating Rate Loan Portfolio ‘P’ *	33,586,669	274,319,554
High Yield Bond Portfolio ‘P’ *	56,083,352	406,364,547
Inflation Managed Portfolio ‘P’ *	15,772,238	173,302,215
Inflation Strategy Portfolio ‘P’ *	13,497,565	134,799,921
Managed Bond Portfolio ‘P’ *	74,341,081	965,218,274
Short Duration Bond Portfolio ‘P’ *	34,143,135	338,139,982
Emerging Markets Debt Portfolio ‘P’ *	48,961,611	457,670,813
Comstock Portfolio ‘P’ *	30,091,465	373,124,682
Dividend Growth Portfolio ‘P’ *	9,183,769	141,155,023
Equity Index Portfolio ‘P’ *	4,272,405	190,107,020
Growth Portfolio ‘P’ *	10,745,336	222,726,460
Large-Cap Growth Portfolio ‘P’ *	38,268,413	338,564,708
Large-Cap Value Portfolio ‘P’ *	32,754,048	587,144,869
Long/Short Large-Cap Portfolio ‘P’ *	31,481,773	425,158,759
Main Street Core Portfolio ‘P’ *	10,276,049	314,246,815
Mid-Cap Equity Portfolio ‘P’ *	11,532,023	195,429,907
Mid-Cap Growth Portfolio ‘P’ *	11,981,955	123,233,139
Mid-Cap Value Portfolio ‘P’ *	16,782,810	325,533,287
Small-Cap Equity Portfolio ‘P’ *	10,423,088	194,304,564
Small-Cap Growth Portfolio ‘P’ *	12,218,381	173,886,222
Small-Cap Index Portfolio ‘P’ *	8,555,220	141,787,046
Small-Cap Value Portfolio ‘P’ *	3,537,180	62,867,522
Value Advantage Portfolio ‘P’ *	30,782,417	382,271,820
Emerging Markets Portfolio ‘P’ *	31,030,536	396,488,016
International Large-Cap Portfolio ‘P’ *	82,742,177	648,514,896
International Small-Cap Portfolio ‘P’ *	50,874,838	565,159,876
International Value Portfolio ‘P’ *	25,449,059	284,789,959
Real Estate Portfolio ‘P’ *	9,434,287	201,790,747
Absolute Return Portfolio ‘P’ *	51,247,514	491,547,706
Currency Strategies Portfolio ‘P’ *	51,518,097	547,199,060
Equity Long/Short Portfolio ‘P’ *	51,973,740	552,373,065
Global Absolute Return Portfolio ‘P’ *	44,197,796	460,550,494

Total Affiliated Mutual Funds (Cost $11,813,080,325)		12,928,270,085

TOTAL INVESTMENTS - 100.0% (Cost $11,813,080,325)		12,928,270,085

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,262,792)

NET ASSETS - 100.0%		$12,926,007,293

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,738,325,405	$3,738,325,405	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$12,928,270,085	$12,928,270,085	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)	PACIFIC SELECT FUND PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO Schedule of Investments September 30, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	12,074,428	$117,197,692
Diversified Bond Portfolio ‘P’ *	75,442,175	890,194,957
Floating Rate Income Portfolio ‘P’ *	9,148,931	96,006,071
Floating Rate Loan Portfolio ‘P’ *	17,413,743	142,226,973
High Yield Bond Portfolio ‘P’ *	14,116,881	102,287,038
Inflation Managed Portfolio ‘P’ *	4,186,974	46,005,642
Inflation Strategy Portfolio ‘P’ *	3,471,487	34,669,678
Managed Bond Portfolio ‘P’ *	45,653,505	592,748,951
Emerging Markets Debt Portfolio ‘P’ *	17,697,079	165,424,224
Comstock Portfolio ‘P’ *	26,776,883	332,024,917
Dividend Growth Portfolio ‘P’ *	9,098,172	139,839,389
Equity Index Portfolio ‘P’ *	4,676,512	208,088,368
Growth Portfolio ‘P’ *	13,172,278	273,031,475
Large-Cap Growth Portfolio ‘P’ *	46,245,857	409,141,997
Large-Cap Value Portfolio ‘P’ *	30,116,842	539,870,654
Long/Short Large-Cap Portfolio ‘P’ *	42,095,582	568,497,387
Main Street Core Portfolio ‘P’ *	10,599,163	324,127,797
Mid-Cap Equity Portfolio ‘P’ *	14,903,687	252,568,529
Mid-Cap Growth Portfolio ‘P’ *	12,527,883	128,847,950
Mid-Cap Value Portfolio ‘P’ *	20,918,982	405,761,892
Small-Cap Equity Portfolio ‘P’ *	10,877,707	202,779,460
Small-Cap Growth Portfolio ‘P’ *	10,899,809	155,120,920
Small-Cap Index Portfolio ‘P’ *	9,158,709	151,788,766
Small-Cap Value Portfolio ‘P’ *	7,715,965	137,138,505
Value Advantage Portfolio ‘P’ *	31,878,069	395,878,186
Emerging Markets Portfolio ‘P’ *	34,919,403	446,177,428
International Large-Cap Portfolio ‘P’ *	87,789,980	688,078,458
International Small-Cap Portfolio ‘P’ *	55,758,381	619,410,324
International Value Portfolio ‘P’ *	26,292,920	294,233,266
Real Estate Portfolio ‘P’ *	9,961,859	213,075,021
Absolute Return Portfolio ‘P’ *	35,018,796	335,887,689
Currency Strategies Portfolio ‘P’ *	45,662,445	485,003,291
Equity Long/Short Portfolio ‘P’ *	47,604,305	505,935,029
Global Absolute Return Portfolio ‘P’ *	27,677,998	288,410,659

Total Affiliated Mutual Funds (Cost $9,650,840,013)		10,687,478,583

TOTAL INVESTMENTS - 100.0% (Cost $9,650,840,013)		10,687,478,583

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,880,283)

NET ASSETS - 100.0%		$10,685,598,300

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	9,292,389	$109,647,387
Managed Bond Portfolio ‘P’ *	5,593,427	72,623,075
Comstock Portfolio ‘P’ *	6,360,670	78,870,305
Dividend Growth Portfolio ‘P’ *	2,264,376	34,803,578
Equity Index Portfolio ‘P’ *	1,033,479	45,986,170
Growth Portfolio ‘P’ *	3,144,843	65,185,478
Large-Cap Growth Portfolio ‘P’ *	9,938,439	87,926,427
Large-Cap Value Portfolio ‘P’ *	7,046,634	126,317,061
Long/Short Large-Cap Portfolio ‘P’ *	10,452,853	141,164,926
Main Street Core Portfolio ‘P’ *	2,238,962	68,468,593
Mid-Cap Equity Portfolio ‘P’ *	3,858,764	65,393,366
Mid-Cap Growth Portfolio ‘P’ *	3,289,790	33,835,137
Mid-Cap Value Portfolio ‘P’ *	6,023,185	116,830,675
Small-Cap Equity Portfolio ‘P’ *	4,324,426	80,614,864
Small-Cap Growth Portfolio ‘P’ *	2,984,311	42,471,308
Small-Cap Index Portfolio ‘P’ *	3,050,649	50,558,895
Small-Cap Value Portfolio ‘P’ *	3,218,336	57,200,596
Value Advantage Portfolio ‘P’ *	7,409,271	92,012,124
Emerging Markets Portfolio ‘P’ *	11,435,294	146,112,760
International Large-Cap Portfolio ‘P’ *	24,566,085	192,543,542
International Small-Cap Portfolio ‘P’ *	15,486,235	172,033,936
International Value Portfolio ‘P’ *	8,039,756	89,969,608
Real Estate Portfolio ‘P’ *	2,847,743	60,910,602
Absolute Return Portfolio ‘P’ *	1,757,124	16,853,699
Currency Strategies Portfolio ‘P’ *	9,328,069	99,078,014
Equity Long/Short Portfolio ‘P’ *	9,338,267	99,246,409
Global Absolute Return Portfolio ‘P’ *	4,553,293	47,446,290

Total Affiliated Mutual Funds (Cost $2,058,756,163)		2,294,104,825

TOTAL INVESTMENTS - 100.0% (Cost $2,058,756,163)		2,294,104,825

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(411,091)

NET ASSETS - 100.0%		$2,293,693,734

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$10,687,478,583	$10,687,478,583	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,294,104,825	$2,294,104,825	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.9%

Consumer Discretionary - 4.5%

Amazon.com Inc 1.200% due 11/29/17	$200,000	$199,270
AutoZone Inc 1.300% due 01/13/17	150,000	150,239
Comcast Corp
5.875% due 02/15/18	200,000	220,055
6.300% due 11/15/17	350,000	385,785
6.500% due 01/15/17	300,000	320,564
DIRECTV Holdings LLC
1.750% due 01/15/18	250,000	249,345
2.400% due 03/15/17	200,000	202,716
Dollar General Corp 1.875% due 04/15/18	250,000	249,940
Historic TW Inc 6.875% due 06/15/18	250,000	282,811
Johnson Controls Inc 1.400% due 11/02/17	320,000	318,220
Lowe’s Cos Inc 1.625% due 04/15/17	250,000	252,996
Macy’s Retail Holdings Inc 5.900% due 12/01/16	200,000	210,475
Mattel Inc 2.500% due 11/01/16	100,000	101,440
McDonald’s Corp
5.350% due 03/01/18	300,000	327,082
5.800% due 10/15/17	200,000	217,853
Starbucks Corp 0.875% due 12/05/16	150,000	150,271
Target Corp
5.375% due 05/01/17	200,000	213,918
6.000% due 01/15/18	200,000	220,935
The Home Depot Inc 2.250% due 09/10/18	300,000	307,739
The Walt Disney Co
0.875% due 05/30/17	250,000	249,874
1.100% due 12/01/17	200,000	200,071
1.125% due 02/15/17	350,000	351,690
Thomson Reuters Corp
1.300% due 02/23/17	250,000	249,559
1.650% due 09/29/17	200,000	200,003
Time Warner Cable Inc
5.850% due 05/01/17	350,000	370,560
6.750% due 07/01/18	400,000	445,410
Viacom Inc 3.500% due 04/01/17	450,000	461,393
Whirlpool Corp 1.350% due 03/01/17	150,000	150,078
Wyndham Worldwide Corp
2.500% due 03/01/18	250,000	250,500
2.950% due 03/01/17	26,000	26,325

		7,537,117

Consumer Staples - 6.9%

Anheuser-Busch InBev Finance Inc (Belgium)
1.125% due 01/27/17	100,000	100,121
1.250% due 01/17/18	500,000	495,881
Anheuser-Busch InBev Worldwide Inc (Belgium) 1.375% due 07/15/17	600,000	599,984
Archer-Daniels-Midland Co 5.450% due 03/15/18	160,000	174,873
Beam Suntory Inc 1.875% due 05/15/17	200,000	200,884
Bunge Ltd Finance Corp 3.200% due 06/15/17	200,000	203,804

	Principal Amount	Value
Colgate-Palmolive Co 1.300% due 01/15/17	$250,000	$252,286
ConAgra Foods Inc 1.900% due 01/25/18	450,000	448,051
Costco Wholesale Corp 1.125% due 12/15/17	469,000	469,121
CVS Health Corp
1.200% due 12/05/16	350,000	350,877
1.900% due 07/20/18	250,000	251,856
5.750% due 06/01/17	250,000	268,419
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	200,000	198,918
1.500% due 05/11/17	250,000	250,806
5.750% due 10/23/17	250,000	271,592
Dr Pepper Snapple Group Inc 6.820% due 05/01/18	200,000	224,703
General Mills Inc 1.400% due 10/20/17	350,000	350,296
Kellogg Co 3.250% due 05/21/18	300,000	311,190
Kimberly-Clark Corp 6.125% due 08/01/17	200,000	218,088
Kraft Foods Group Inc
2.250% due 06/05/17	200,000	202,350
6.125% due 08/23/18	200,000	223,265
Kraft Heinz Foods Co 2.000% due 07/02/18 ~	500,000	501,064
Mondelez International Inc 6.125% due 02/01/18	300,000	331,493
PepsiCo Inc
0.950% due 02/22/17	100,000	100,172
1.125% due 07/17/17	100,000	100,428
1.250% due 08/13/17	350,000	352,471
5.000% due 06/01/18	350,000	383,289
Philip Morris International Inc
1.125% due 08/21/17	200,000	199,992
5.650% due 05/16/18	600,000	662,953
Reynolds American Inc
2.300% due 08/21/17 ~	150,000	151,456
2.300% due 06/12/18	220,000	222,526
6.750% due 06/15/17	150,000	162,447
The Clorox Co 5.950% due 10/15/17	150,000	163,733
The Coca-Cola Co
1.150% due 04/01/18	200,000	199,931
1.650% due 03/14/18	200,000	201,474
The Hershey Co 1.500% due 11/01/16	150,000	151,138
The JM Smucker Co 1.750% due 03/15/18 ~	200,000	200,578
The Kroger Co 2.200% due 01/15/17	200,000	202,531
Wal-Mart Stores Inc
1.000% due 04/21/17	100,000	100,416
1.125% due 04/11/18	450,000	449,850
5.800% due 02/15/18	200,000	222,036
Walgreens Boots Alliance Inc 1.750% due 11/17/17	350,000	351,479

		11,478,822

Energy - 7.6%

Anadarko Petroleum Corp 6.375% due 09/15/17	400,000	431,851
Boardwalk Pipelines LP 5.500% due 02/01/17	200,000	205,923
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	300,000	299,642
1.375% due 05/10/18	200,000	198,671
1.674% due 02/13/18	400,000	400,603
1.846% due 05/05/17	200,000	201,766

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Cameron International Corp 1.400% due 06/15/17	$100,000	$99,380
Canadian Natural Resources Ltd (Canada)
1.750% due 01/15/18	150,000	148,363
5.700% due 05/15/17	250,000	263,931
Chevron Corp
1.104% due 12/05/17	500,000	498,155
1.345% due 11/15/17	200,000	200,755
1.365% due 03/02/18	300,000	300,345
1.718% due 06/24/18	250,000	252,055
ConocoPhillips Canada Funding Co I (Canada) 5.625% due 10/15/16	250,000	261,075
ConocoPhillips Co
1.050% due 12/15/17	200,000	198,464
1.500% due 05/15/18	200,000	199,906
Enbridge Energy Partners LP 5.875% due 12/15/16	200,000	209,119
Enbridge Inc (Canada) 5.600% due 04/01/17	100,000	104,617
Energy Transfer Partners LP
2.500% due 06/15/18	250,000	249,069
6.125% due 02/15/17	200,000	210,259
Enterprise Products Operating LLC
1.650% due 05/07/18	350,000	347,856
6.300% due 09/15/17	250,000	271,445
Exxon Mobil Corp
0.921% due 03/15/17	400,000	401,128
1.305% due 03/06/18	400,000	401,028
Hess Corp 1.300% due 06/15/17	67,000	66,474
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	450,000	482,078
Kinder Morgan Inc 2.000% due 12/01/17	360,000	357,579
Marathon Oil Corp 6.000% due 10/01/17	150,000	161,337
Nabors Industries Inc 6.150% due 02/15/18	200,000	210,769
Occidental Petroleum Corp
1.500% due 02/15/18	250,000	249,549
1.750% due 02/15/17	200,000	201,776
ONEOK Partners LP 2.000% due 10/01/17	200,000	198,820
Phillips 66 2.950% due 05/01/17	300,000	307,030
Pioneer Natural Resources Co 6.650% due 03/15/17	200,000	211,882
Plains All American Pipeline LP 6.500% due 05/01/18	250,000	275,350
Shell International Finance BV (Netherlands)
0.900% due 11/15/16	200,000	200,502
1.125% due 08/21/17	300,000	300,470
1.900% due 08/10/18	350,000	354,247
Southwestern Energy Co 3.300% due 01/23/18	250,000	245,784
Suncor Energy Inc (Canada) 6.100% due 06/01/18	350,000	387,223
Total Capital Canada Ltd (France) 1.450% due 01/15/18	250,000	250,600
Total Capital International SA (France)
1.500% due 02/17/17	350,000	353,177
1.550% due 06/28/17	300,000	302,326
TransCanada PipeLines Ltd (Canada)
6.350% due 05/15/67 §	200,000	169,250
6.500% due 08/15/18	307,000	344,368
Valero Energy Corp 6.125% due 06/15/17	200,000	214,584

	Principal Amount	Value
Weatherford International LLC 6.350% due 06/15/17	$200,000	$204,741
Williams Partners LP 7.250% due 02/01/17	200,000	212,945

		12,618,267

Financials - 48.7%

Abbey National Treasury Services PLC (United Kingdom)
1.375% due 03/13/17	400,000	400,127
1.650% due 09/29/17	100,000	100,432
2.000% due 08/24/18	200,000	200,957
ACE INA Holdings Inc 5.800% due 03/15/18	250,000	275,437
Aflac Inc 2.650% due 02/15/17	250,000	255,370
American Express Centurion Bank 6.000% due 09/13/17	600,000	649,153
American Express Co 7.000% due 03/19/18	350,000	393,473
American Express Credit Corp
1.125% due 06/05/17	450,000	447,830
1.550% due 09/22/17	305,000	305,681
1.800% due 07/31/18	150,000	150,025
2.125% due 07/27/18	150,000	151,405
2.375% due 03/24/17	400,000	406,372
American Honda Finance Corp (Japan)
1.125% due 10/07/16	200,000	200,703
1.200% due 07/14/17	150,000	149,938
1.500% due 03/13/18	48,000	47,934
1.550% due 12/11/17	400,000	402,440
American International Group Inc 5.850% due 01/16/18	450,000	493,276
American Tower Corp REIT 4.500% due 01/15/18	300,000	315,776
Australia & New Zealand Banking Group Ltd (Australia)
1.250% due 01/10/17	150,000	150,624
1.250% due 06/13/17	200,000	199,781
1.500% due 01/16/18	250,000	250,175
AvalonBay Communities Inc REIT 5.700% due 03/15/17	200,000	212,229
Bank of America Corp
1.700% due 08/25/17	450,000	451,392
1.950% due 05/12/18	400,000	401,569
2.000% due 01/11/18	1,200,000	1,205,174
3.875% due 03/22/17	250,000	258,320
5.750% due 12/01/17	300,000	324,449
6.400% due 08/28/17	500,000	542,838
6.875% due 04/25/18	650,000	726,941
Bank of America NA
1.125% due 11/14/16	600,000	600,388
1.250% due 02/14/17	1,500,000	1,501,300
1.650% due 03/26/18	250,000	249,979
1.750% due 06/05/18	900,000	898,477
Bank of Montreal (Canada)
1.300% due 07/14/17	250,000	250,688
1.400% due 04/10/18	250,000	248,564
1.450% due 04/09/18	200,000	198,999
1.800% due 07/31/18	200,000	200,832
2.500% due 01/11/17	250,000	254,554
Barclays PLC (United Kingdom) 2.000% due 03/16/18	200,000	200,115
BB&T Corp 1.600% due 08/15/17	250,000	251,199
Berkshire Hathaway Finance Corp
1.600% due 05/15/17	400,000	404,110
2.000% due 08/15/18	400,000	407,241
5.400% due 05/15/18	250,000	275,557

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
BlackRock Inc 6.250% due 09/15/17	$200,000	$219,045
BNP Paribas SA (France)
1.375% due 03/17/17	150,000	150,112
2.375% due 09/14/17	500,000	507,769
2.700% due 08/20/18	300,000	307,116
BPCE SA (France) 1.625% due 02/10/17	250,000	250,929
Branch Banking & Trust Co
1.000% due 04/03/17	500,000	498,490
1.350% due 10/01/17	250,000	249,967
Capital One Bank USA NA 1.200% due 02/13/17	300,000	298,345
Capital One NA
1.500% due 09/05/17	300,000	298,741
1.650% due 02/05/18	550,000	546,255
2.350% due 08/17/18	250,000	250,883
Caterpillar Financial Services Corp
1.000% due 03/03/17	500,000	499,994
1.250% due 08/18/17	200,000	200,137
1.250% due 11/06/17	400,000	399,729
Citigroup Inc
1.300% due 11/15/16	700,000	701,689
1.350% due 03/10/17	250,000	249,627
1.550% due 08/14/17	300,000	300,472
1.750% due 05/01/18	550,000	546,932
1.800% due 02/05/18	450,000	449,819
1.850% due 11/24/17	1,000,000	1,004,263
2.150% due 07/30/18	300,000	301,716
2.500% due 09/26/18	300,000	304,181
4.450% due 01/10/17	300,000	312,049
5.500% due 02/15/17	500,000	526,579
Citizens Bank NA 1.600% due 12/04/17	250,000	249,181
Comerica Bank 5.750% due 11/21/16	250,000	262,357
Commonwealth Bank of Australia (Australia)
1.125% due 03/13/17	400,000	400,496
1.400% due 09/08/17	350,000	351,242
2.500% due 09/20/18	350,000	358,343
Compass Bank 1.850% due 09/29/17	250,000	250,070
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
1.700% due 03/19/18	250,000	250,940
3.375% due 01/19/17	500,000	514,033
Credit Suisse NY (Switzerland)
1.375% due 05/26/17	750,000	749,499
1.700% due 04/27/18	300,000	299,067
1.750% due 01/29/18	600,000	600,258
Deutsche Bank AG (Germany)
1.350% due 05/30/17	350,000	348,147
1.400% due 02/13/17	250,000	249,590
1.875% due 02/13/18	350,000	349,034
6.000% due 09/01/17	400,000	431,283
Discover Bank 2.000% due 02/21/18	250,000	248,681
ERP Operating LP REIT 5.750% due 06/15/17	150,000	160,648
Essex Portfolio LP REIT 5.500% due 03/15/17	232,000	244,118
Fifth Third Bank
1.350% due 06/01/17	450,000	449,921
2.150% due 08/20/18	400,000	403,211
Ford Motor Credit Co LLC
1.684% due 09/08/17	300,000	298,186
1.724% due 12/06/17	350,000	347,840
2.145% due 01/09/18	650,000	648,144
2.375% due 01/16/18	250,000	250,433

	Principal Amount	Value
3.000% due 06/12/17	$350,000	$355,694
5.000% due 05/15/18	200,000	212,846
8.000% due 12/15/16	500,000	537,748
General Electric Capital Corp
1.250% due 05/15/17	650,000	653,690
1.600% due 11/20/17	350,000	354,687
1.625% due 04/02/18	250,000	251,421
2.300% due 04/27/17	350,000	357,712
3.350% due 10/17/16	900,000	924,539
5.625% due 09/15/17	400,000	434,810
5.625% due 05/01/18	250,000	276,884
General Motors Financial Co Inc
2.400% due 04/10/18	550,000	545,742
4.750% due 08/15/17	300,000	311,370
HCP Inc REIT 5.625% due 05/01/17	350,000	371,316
HSBC USA Inc
1.500% due 11/13/17	200,000	199,721
1.625% due 01/16/18	350,000	349,357
1.700% due 03/05/18	300,000	299,284
2.625% due 09/24/18	300,000	305,434
Intesa Sanpaolo SPA (Italy)
2.375% due 01/13/17	250,000	250,949
3.875% due 01/16/18	300,000	309,227
JPMorgan Chase & Co
1.350% due 02/15/17	1,000,000	1,001,502
1.625% due 05/15/18	500,000	497,128
1.700% due 03/01/18	1,910,000	1,906,325
1.800% due 01/25/18	200,000	200,250
2.000% due 08/15/17	500,000	504,277
6.000% due 01/15/18	800,000	874,474
JPMorgan Chase Bank NA 6.000% due 10/01/17	300,000	324,275
KeyBank NA
1.650% due 02/01/18	250,000	250,298
1.700% due 06/01/18	250,000	250,025
Lloyds Bank PLC (United Kingdom)
1.750% due 03/16/18	200,000	200,198
1.750% due 05/14/18	300,000	299,605
2.000% due 08/17/18	200,000	200,869
Manufacturers & Traders Trust Co
1.400% due 07/25/17	250,000	249,610
5.629% due 12/01/21 §	250,000	251,875
McGraw Hill Financial Inc 5.900% due 11/15/17	100,000	107,490
MetLife Inc
1.756% due 12/15/17	200,000	201,485
6.817% due 08/15/18	250,000	284,933
Morgan Stanley
1.875% due 01/05/18	500,000	501,311
2.125% due 04/25/18	550,000	553,481
4.750% due 03/22/17	300,000	314,224
5.550% due 04/27/17	1,000,000	1,061,427
6.250% due 08/28/17	150,000	162,812
6.625% due 04/01/18	750,000	835,493
MUFG Americas Holdings Corp 1.625% due 02/09/18	150,000	149,712
MUFG Union Bank NA 2.625% due 09/26/18	300,000	305,288
National Australia Bank Ltd (Australia)
2.300% due 07/25/18	250,000	254,145
2.750% due 03/09/17	250,000	255,998
National Rural Utilities Cooperative Finance Corp 1.100% due 01/27/17	350,000	351,062
NYSE Holdings LLC 2.000% due 10/05/17	200,000	202,370
ORIX Corp (Japan) 3.750% due 03/09/17	300,000	309,090

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
PACCAR Financial Corp
1.400% due 05/18/18	$350,000	$349,284
1.450% due 03/09/18	100,000	100,162
PNC Bank NA
1.125% due 01/27/17	250,000	250,182
1.150% due 11/01/16	700,000	700,609
1.500% due 02/23/18	250,000	249,568
1.600% due 06/01/18	250,000	249,695
PNC Funding Corp 5.625% due 02/01/17	242,000	254,942
Prudential Financial Inc
2.300% due 08/15/18	250,000	253,741
6.000% due 12/01/17	200,000	218,848
Regions Financial Corp 2.000% due 05/15/18	300,000	299,973
Royal Bank of Canada (Canada)
1.200% due 01/23/17	400,000	401,336
1.250% due 06/16/17	700,000	701,073
1.400% due 10/13/17	150,000	149,999
1.800% due 07/30/18	250,000	251,247
2.200% due 07/27/18	300,000	304,722
Royal Bank of Scotland Group PLC (United Kingdom) 1.875% due 03/31/17	150,000	149,477
Santander Bank NA 2.000% due 01/12/18	300,000	299,155
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	202,902
2.800% due 01/30/17	300,000	305,733
Societe Generale SA (France) 2.750% due 10/12/17	300,000	306,079
Sumitomo Mitsui Banking Corp (Japan)
1.300% due 01/10/17	250,000	249,966
1.350% due 07/11/17	250,000	249,267
1.500% due 01/18/18	400,000	397,657
1.950% due 07/23/18	250,000	251,398
SunTrust Bank 1.350% due 02/15/17	200,000	199,948
SunTrust Banks Inc 3.500% due 01/20/17	200,000	204,766
Svenska Handelsbanken AB (Sweden) 2.875% due 04/04/17	500,000	512,070
Synchrony Financial 1.875% due 08/15/17	135,000	135,101
The Bank of New York Mellon Corp
1.600% due 05/22/18	300,000	299,540
1.969% due 06/20/17 §	200,000	202,686
2.100% due 08/01/18	166,000	167,970
The Bank of Nova Scotia (Canada)
1.250% due 04/11/17	500,000	499,997
1.300% due 07/21/17	150,000	150,233
1.375% due 12/18/17	300,000	299,655
1.700% due 06/11/18	300,000	299,762
The Charles Schwab Corp 1.500% due 03/10/18	200,000	200,261
The Chubb Corp 6.375% due 03/29/67 §	200,000	197,750
The Goldman Sachs Group Inc
2.375% due 01/22/18	550,000	557,404
2.900% due 07/19/18	400,000	410,358
5.625% due 01/15/17	1,000,000	1,050,558
5.950% due 01/18/18	350,000	382,524
6.150% due 04/01/18	600,000	661,069
6.250% due 09/01/17	900,000	979,084
The Hartford Financial Services Group Inc 5.375% due 03/15/17	150,000	158,689
The Huntington National Bank
1.375% due 04/24/17	250,000	248,761
1.700% due 02/26/18	250,000	248,973

	Principal Amount	Value
The Progressive Corp 6.700% due 06/15/67 §	$100,000	$101,500
The Toronto-Dominion Bank (Canada)
1.400% due 04/30/18	250,000	248,880
1.625% due 03/13/18	150,000	150,557
1.750% due 07/23/18	500,000	501,683
2.375% due 10/19/16	500,000	508,230
The Travelers Cos Inc 5.750% due 12/15/17	200,000	219,117
Toyota Motor Credit Corp
1.125% due 05/16/17	250,000	250,689
1.250% due 10/05/17	200,000	200,306
1.450% due 01/12/18	400,000	400,600
1.550% due 07/13/18	200,000	201,007
1.750% due 05/22/17	100,000	101,081
2.050% due 01/12/17	350,000	355,256
UBS AG (Switzerland)
1.375% due 06/01/17	300,000	299,498
1.375% due 08/14/17	250,000	249,318
1.800% due 03/26/18	750,000	749,938
5.750% due 04/25/18	300,000	329,061
5.875% due 12/20/17	175,000	190,605
US Bancorp
1.650% due 05/15/17	250,000	252,200
2.200% due 11/15/16	500,000	507,350
US Bank NA 1.350% due 01/26/18	250,000	250,136
Ventas Realty LP REIT 1.250% due 04/17/17	150,000	149,376
Voya Financial Inc 2.900% due 02/15/18	200,000	204,344
Wachovia Corp 5.625% due 10/15/16	600,000	627,832
Wells Fargo & Co
1.150% due 06/02/17	350,000	350,245
1.400% due 09/08/17	300,000	300,292
1.500% due 01/16/18	1,000,000	1,000,055
2.100% due 05/08/17	500,000	507,105
5.625% due 12/11/17	350,000	380,721
Wells Fargo Bank NA 6.000% due 11/15/17	250,000	272,603
Welltower Inc 2.250% due 03/15/18	250,000	251,411
Westpac Banking Corp (Australia)
1.200% due 05/19/17	118,000	118,104
1.550% due 05/25/18	200,000	199,773
1.600% due 01/12/18	650,000	652,470
2.000% due 08/14/17	200,000	202,511
2.250% due 07/30/18	250,000	253,866
XLIT Ltd (Ireland) 6.500% § ±	250,000	199,125

		81,215,867

Health Care - 8.9%

AbbVie Inc
1.750% due 11/06/17	800,000	802,786
1.800% due 05/14/18	475,000	474,014
Actavis Funding SCS
1.300% due 06/15/17	150,000	148,705
2.350% due 03/12/18	850,000	853,885
Actavis Inc 1.875% due 10/01/17	200,000	199,604
Aetna Inc 1.500% due 11/15/17	250,000	250,372
AmerisourceBergen Corp 1.150% due 05/15/17	250,000	249,120
Amgen Inc
1.250% due 05/22/17	350,000	349,450
2.125% due 05/15/17	200,000	202,623
6.150% due 06/01/18	300,000	334,647

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Anthem Inc
2.375% due 02/15/17	$300,000	$303,494
5.875% due 06/15/17	200,000	214,342
AstraZeneca PLC (United Kingdom) 5.900% due 09/15/17	350,000	381,520
Baxalta Inc 2.000% due 06/22/18 ~	100,000	99,772
Baxter International Inc 1.850% due 01/15/17	300,000	302,473
Becton Dickinson & Co
1.450% due 05/15/17	75,000	74,892
1.750% due 11/08/16	100,000	100,580
1.800% due 12/15/17	250,000	251,231
Bristol-Myers Squibb Co 0.875% due 08/01/17	200,000	199,213
Cardinal Health Inc 1.950% due 06/15/18	200,000	200,360
Celgene Corp
1.900% due 08/15/17	250,000	251,953
2.125% due 08/15/18	200,000	201,738
Covidien International Finance SA 6.000% due 10/15/17	250,000	273,154
Eli Lilly & Co
1.250% due 03/01/18	85,000	84,980
5.200% due 03/15/17	200,000	212,528
Express Scripts Holding Co
1.250% due 06/02/17	85,000	84,773
2.650% due 02/15/17	500,000	508,401
Gilead Sciences Inc
1.850% due 09/04/18	95,000	95,711
3.050% due 12/01/16	150,000	153,590
GlaxoSmithKline Capital Inc (United Kingdom) 5.650% due 05/15/18	500,000	554,485
GlaxoSmithKline Capital PLC (United Kingdom) 1.500% due 05/08/17	400,000	403,196
Humana Inc 7.200% due 06/15/18	200,000	227,769
Johnson & Johnson
0.700% due 11/28/16	250,000	250,325
1.125% due 11/21/17	200,000	201,350
5.150% due 07/15/18	200,000	221,733
McKesson Corp 1.292% due 03/10/17	400,000	399,383
Medco Health Solutions Inc 7.125% due 03/15/18	200,000	224,550
Medtronic Inc 1.500% due 03/15/18	350,000	348,745
Merck & Co Inc
1.100% due 01/31/18	300,000	299,743
1.300% due 05/18/18	200,000	200,190
Mylan Inc 2.600% due 06/24/18	200,000	199,954
Perrigo Co PLC 1.300% due 11/08/16	200,000	198,548
Pfizer Inc
1.100% due 05/15/17	450,000	450,937
1.500% due 06/15/18	200,000	200,897
Sanofi (France) 1.250% due 04/10/18	250,000	249,607
St Jude Medical Inc 2.000% due 09/15/18	100,000	100,303
Teva Pharmaceutical Finance Co BV (Israel) 2.400% due 11/10/16	400,000	404,940
Thermo Fisher Scientific Inc 1.300% due 02/01/17	300,000	299,939

	Principal Amount	Value
UnitedHealth Group Inc
1.400% due 12/15/17	$150,000	$149,894
1.450% due 07/17/17	165,000	165,818
1.875% due 11/15/16	350,000	354,063
1.900% due 07/16/18	150,000	151,628
6.000% due 02/15/18	250,000	275,618
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	300,000	300,576
Zoetis Inc 1.875% due 02/01/18	150,000	149,623

		14,843,725

Industrials - 5.9%

3M Co 1.000% due 06/26/17	150,000	150,667
Air Lease Corp 5.625% due 04/01/17	350,000	366,187
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	150,000	160,048
5.750% due 03/15/18	200,000	219,636
Canadian National Railway Co (Canada) 1.450% due 12/15/16	100,000	100,645
CSX Corp 6.250% due 03/15/18	300,000	332,952
Danaher Corp 1.650% due 09/15/18	295,000	296,846
Eaton Corp 1.500% due 11/02/17	400,000	399,758
GATX Corp 1.250% due 03/04/17	150,000	149,258
General Dynamics Corp 1.000% due 11/15/17	200,000	199,078
General Electric Co 5.250% due 12/06/17	1,400,000	1,516,687
Honeywell International Inc 5.300% due 03/15/17	150,000	159,638
Illinois Tool Works Inc 0.900% due 02/25/17	100,000	100,133
Ingersoll-Rand Global Holding Co Ltd 6.875% due 08/15/18	200,000	225,576
International Lease Finance Corp 7.125% due 09/01/18 ~	300,000	331,083
John Deere Capital Corp
1.050% due 12/15/16	450,000	450,970
1.125% due 06/12/17	200,000	199,940
1.300% due 03/12/18	250,000	249,654
1.350% due 01/16/18	429,000	429,069
1.750% due 08/10/18	200,000	201,372
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	250,000	271,414
L-3 Communications Corp
1.500% due 05/28/17	60,000	59,476
3.950% due 11/15/16	100,000	102,556
Norfolk Southern Corp 7.700% due 05/15/17	200,000	219,945
Northrop Grumman Corp 1.750% due 06/01/18	200,000	199,527
Pentair Finance SA 1.875% due 09/15/17	200,000	197,909
Pitney Bowes Inc 5.750% due 09/15/17	200,000	215,284
Precision Castparts Corp 1.250% due 01/15/18	200,000	199,131
Republic Services Inc 3.800% due 05/15/18	200,000	210,011
Ryder System Inc
2.500% due 03/01/17	150,000	152,025
3.500% due 06/01/17	200,000	206,433
Southwest Airlines Co 5.750% due 12/15/16	150,000	158,098

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Union Pacific Corp 5.700% due 08/15/18	$200,000	$224,161
United Parcel Service Inc 1.125% due 10/01/17	250,000	251,089
United Technologies Corp
1.778% due 05/04/18 §	200,000	199,753
1.800% due 06/01/17	300,000	303,678
5.375% due 12/15/17	200,000	217,617
Waste Management Inc 6.100% due 03/15/18	200,000	220,571

		9,847,875

Information Technology - 6.0%

Alibaba Group Holding Ltd (China) 1.625% due 11/28/17 ~	200,000	198,909
Amphenol Corp 1.550% due 09/15/17	50,000	50,057
Apple Inc
0.900% due 05/12/17	400,000	400,862
1.000% due 05/03/18	700,000	697,044
Baidu Inc (China)
2.250% due 11/28/17	200,000	200,048
3.250% due 08/06/18	200,000	204,440
Cisco Systems Inc
1.100% due 03/03/17	600,000	602,102
1.650% due 06/15/18	300,000	302,326
Computer Sciences Corp 6.500% due 03/15/18	200,000	220,518
Corning Inc 1.500% due 05/08/18	100,000	99,993
eBay Inc 1.350% due 07/15/17	200,000	198,949
EMC Corp 1.875% due 06/01/18	450,000	451,322
Fidelity National Information Services Inc 1.450% due 06/05/17	45,000	44,645
Harris Corp 1.999% due 04/27/18	110,000	109,398
Hewlett-Packard Co
2.600% due 09/15/17	500,000	507,658
5.500% due 03/01/18	200,000	217,521
Hewlett Packard Enterprise Co
2.450% due 10/05/17 ~	150,000	149,916
2.850% due 10/05/18 ~	150,000	149,808
Intel Corp
1.350% due 12/15/17	650,000	649,048
1.950% due 10/01/16	250,000	253,015
International Business Machines Corp
1.125% due 02/06/18	400,000	399,169
1.250% due 02/08/18	350,000	350,378
5.700% due 09/14/17	500,000	543,637
Intuit Inc 5.750% due 03/15/17	150,000	158,757
Microsoft Corp 0.875% due 11/15/17	200,000	200,149
Oracle Corp
1.200% due 10/15/17	500,000	500,992
5.750% due 04/15/18	400,000	441,891
QUALCOMM Inc 1.400% due 05/18/18	346,000	344,821
Symantec Corp 2.750% due 06/15/17	250,000	251,206
Texas Instruments Inc 1.000% due 05/01/18	250,000	247,395
The Western Union Co 5.930% due 10/01/16	250,000	260,958
Tyco Electronics Group SA (Switzerland) 6.550% due 10/01/17	200,000	219,265

	Principal Amount	Value
Xerox Corp
6.350% due 05/15/18	$200,000	$220,221
6.750% due 02/01/17	200,000	212,967

		10,059,385

Materials - 2.8%

BHP Billiton Finance USA Ltd (Australia) 1.625% due 02/24/17	700,000	704,057
CF Industries Inc 6.875% due 05/01/18	200,000	223,129
CRH America Inc (Ireland) 8.125% due 07/15/18	250,000	290,963
Eastman Chemical Co 2.400% due 06/01/17	250,000	253,408
Ecolab Inc
1.550% due 01/12/18	100,000	99,555
3.000% due 12/08/16	300,000	305,856
EI du Pont de Nemours & Co
5.250% due 12/15/16	250,000	263,396
6.000% due 07/15/18	200,000	222,621
Freeport-McMoRan Inc
2.150% due 03/01/17	100,000	95,250
2.300% due 11/14/17	150,000	135,616
2.375% due 03/15/18	250,000	220,000
Monsanto Co 1.150% due 06/30/17	200,000	199,439
Nucor Corp 5.850% due 06/01/18	150,000	163,791
Praxair Inc 1.050% due 11/07/17	200,000	199,630
Rio Tinto Finance USA Ltd (United Kingdom) 6.500% due 07/15/18	400,000	446,617
Rio Tinto Finance USA PLC (United Kingdom) 1.625% due 08/21/17	250,000	249,247
Teck Resources Ltd (Canada) 3.150% due 01/15/17	150,000	141,230
The Dow Chemical Co 5.700% due 05/15/18	200,000	224,688
Vale Overseas Ltd (Brazil) 6.250% due 01/23/17	300,000	305,547

		4,744,040

Telecommunication Services - 3.4%

AT&T Inc
1.400% due 12/01/17	600,000	597,199
1.700% due 06/01/17	200,000	200,729
5.500% due 02/01/18	550,000	596,310
5.600% due 05/15/18	146,000	159,990
British Telecommunications PLC (United Kingdom) 5.950% due 01/15/18	300,000	328,983
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	200,000	226,150
Nippon Telegraph & Telephone Corp (Japan) 1.400% due 07/18/17	200,000	200,904
Rogers Communications Inc (Canada) 6.800% due 08/15/18	300,000	339,691
Telefonica Emisiones SAU (Spain)
3.192% due 04/27/18	250,000	255,839
6.221% due 07/03/17	200,000	215,991
Verizon Communications Inc
1.100% due 11/01/17	250,000	248,132
1.350% due 06/09/17	400,000	399,604
2.000% due 11/01/16	150,000	151,635
3.650% due 09/14/18	800,000	843,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Vodafone Group PLC (United Kingdom)
1.250% due 09/26/17	$200,000	$198,982
1.500% due 02/19/18	500,000	497,188
1.625% due 03/20/17	200,000	200,328

		5,661,191

Utilities - 4.2%

Appalachian Power Co 5.000% due 06/01/17	150,000	157,936
Berkshire Hathaway Energy Co
1.100% due 05/15/17	450,000	448,469
5.750% due 04/01/18	200,000	219,425
CenterPoint Energy Inc 5.950% due 02/01/17	200,000	211,655
Consolidated Edison Co of New York Inc 5.300% due 12/01/16	200,000	209,654
Consumers Energy Co 5.150% due 02/15/17	200,000	210,753
Dominion Resources Inc
1.250% due 03/15/17	120,000	119,654
1.400% due 09/15/17	200,000	199,379
1.900% due 06/15/18	350,000	349,919
Duke Energy Carolinas LLC 1.750% due 12/15/16	150,000	151,241
Duke Energy Corp 1.625% due 08/15/17	550,000	552,196
Edison International 3.750% due 09/15/17	150,000	156,237
Entergy Corp 4.700% due 01/15/17	150,000	153,961
Exelon Corp 1.550% due 06/09/17	150,000	149,797
Exelon Generation Co LLC 6.200% due 10/01/17	250,000	269,762
NextEra Energy Capital Holdings Inc 1.586% due 06/01/17	400,000	400,296
NiSource Finance Corp 6.400% due 03/15/18	175,000	194,442
NSTAR Electric Co 5.625% due 11/15/17	200,000	217,894
Ohio Power Co 6.050% due 05/01/18	250,000	276,481
Oncor Electric Delivery Co LLC 6.800% due 09/01/18	200,000	226,966

	Principal Amount	Value
Pacific Gas & Electric Co 5.625% due 11/30/17	$200,000	$216,635
PECO Energy Co 1.200% due 10/15/16	200,000	200,717
Public Service Electric & Gas Co 2.300% due 09/15/18	200,000	204,158
Sempra Energy 2.300% due 04/01/17	350,000	354,001
Southern California Edison Co 1.125% due 05/01/17	125,000	124,738
The Southern Co
1.300% due 08/15/17	250,000	249,107
2.450% due 09/01/18	300,000	303,559
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	62,694
WEC Energy Group Inc 6.250% due 05/15/67 §	150,000	128,438
Xcel Energy Inc 1.200% due 06/01/17	275,000	274,130

		6,994,294

Total Corporate Bonds & Notes (Cost $165,404,637)		165,000,583

	Shares
SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

Federated Prime Obligations Fund	6,341,343	6,341,343

Total Short-Term Investment (Cost $6,341,343)		6,341,343

TOTAL INVESTMENTS - 102.7% (Cost $171,745,980)		171,341,926

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(4,527,627)

NET ASSETS - 100.0%		$166,814,299

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$165,000,583	$-	$165,000,583	$-
	Short-Term Investment	6,341,343	6,341,343	-	-

	Total	$171,341,926	$6,341,343	$165,000,583	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 26.6%

Consumer Discretionary - 2.0%

21st Century Fox America Inc
4.500% due 02/15/21	$100,000	$108,246
5.400% due 10/01/43	100,000	106,388
6.400% due 12/15/35	50,000	58,242
6.650% due 11/15/37	150,000	179,641
6.900% due 03/01/19	150,000	172,664
6.900% due 08/15/39	150,000	183,973
Amazon.com Inc
1.200% due 11/29/17	100,000	99,635
3.300% due 12/05/21	100,000	103,566
4.800% due 12/05/34	100,000	103,121
AutoNation Inc 4.500% due 10/01/25	100,000	102,164
AutoZone Inc
2.500% due 04/15/21	20,000	19,840
4.000% due 11/15/20	50,000	53,179
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	9,539
Block Financial LLC 4.125% due 10/01/20	100,000	100,203
BorgWarner Inc 3.375% due 03/15/25	200,000	196,308
Brinker International Inc 3.875% due 05/15/23	100,000	98,032
CBS Corp
2.300% due 08/15/19	150,000	148,930
5.900% due 10/15/40	50,000	53,110
7.875% due 07/30/30	100,000	130,265
CCO Safari II LLC
3.579% due 07/23/20 ~	255,000	253,361
4.464% due 07/23/22 ~	100,000	100,114
4.908% due 07/23/25 ~	150,000	149,571
6.384% due 10/23/35 ~	70,000	71,010
6.484% due 10/23/45 ~	165,000	166,781
6.834% due 10/23/55 ~	50,000	49,874
Comcast Corp
3.375% due 08/15/25	365,000	368,417
3.600% due 03/01/24	200,000	207,101
4.250% due 01/15/33	250,000	248,431
4.400% due 08/15/35	77,000	77,680
4.600% due 08/15/45	77,000	78,949
5.700% due 07/01/19	100,000	113,338
5.875% due 02/15/18	200,000	220,055
6.450% due 03/15/37	100,000	126,855
6.950% due 08/15/37	200,000	263,862
Delphi Corp 4.150% due 03/15/24	40,000	40,421
DIRECTV Holdings LLC
2.400% due 03/15/17	100,000	101,358
3.800% due 03/15/22	100,000	100,825
3.950% due 01/15/25	45,000	44,204
5.000% due 03/01/21	100,000	109,133
5.150% due 03/15/42	200,000	188,693
5.200% due 03/15/20	35,000	38,273
6.000% due 08/15/40	50,000	51,770
6.375% due 03/01/41	50,000	53,770
Discovery Communications LLC
3.450% due 03/15/25	100,000	92,867
4.950% due 05/15/42	100,000	89,995
5.050% due 06/01/20	50,000	54,450
Dollar General Corp 3.250% due 04/15/23	50,000	47,742
Expedia Inc 4.500% due 08/15/24	200,000	201,120
Ford Motor Co
4.750% due 01/15/43	300,000	282,616
7.450% due 07/16/31	150,000	186,866

	Principal Amount	Value
General Motors Co 6.250% due 10/02/43	$100,000	$106,078
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	181,676
Hasbro Inc 3.150% due 05/15/21	50,000	50,815
Johnson Controls Inc
2.600% due 12/01/16	100,000	101,614
3.625% due 07/02/24	43,000	41,918
5.000% due 03/30/20	50,000	54,888
Kohl’s Corp
3.250% due 02/01/23	100,000	96,985
4.250% due 07/17/25	50,000	50,206
5.550% due 07/17/45	50,000	49,184
Leggett & Platt Inc 3.800% due 11/15/24	50,000	51,468
Lowe’s Cos Inc
3.120% due 04/15/22	100,000	102,240
3.875% due 09/15/23	100,000	105,824
5.000% due 09/15/43	300,000	331,613
6.875% due 02/15/28	50,000	63,957
Macy’s Retail Holdings Inc
3.625% due 06/01/24	50,000	48,466
3.875% due 01/15/22	100,000	101,991
6.375% due 03/15/37	100,000	111,124
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	25,064
Marriott International Inc
2.875% due 03/01/21	50,000	50,280
3.375% due 10/15/20	83,000	86,139
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	126,808
Mattel Inc 1.700% due 03/15/18	200,000	199,225
McDonald’s Corp
3.375% due 05/26/25	100,000	100,631
3.500% due 07/15/20	50,000	52,546
3.700% due 02/15/42	200,000	173,992
4.875% due 07/15/40	10,000	10,328
5.350% due 03/01/18	100,000	109,027
NBCUniversal Media LLC
2.875% due 01/15/23	75,000	74,392
4.375% due 04/01/21	100,000	109,647
6.400% due 04/30/40	125,000	156,520
Newell Rubbermaid Inc 4.000% due 06/15/22	61,000	63,009
NIKE Inc
2.250% due 05/01/23	27,000	26,102
3.625% due 05/01/43	25,000	23,517
Nordstrom Inc 4.000% due 10/15/21	250,000	267,386
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	102,593
Omnicom Group Inc
3.625% due 05/01/22	100,000	101,361
4.450% due 08/15/20	50,000	54,064
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	117,230
Princeton University 5.700% due 03/01/39	50,000	64,303
QVC Inc
3.125% due 04/01/19	100,000	99,863
5.450% due 08/15/34	100,000	89,638
RELX Capital Inc (United Kingdom) 8.625% due 01/15/19	50,000	59,596
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	147,114
Starbucks Corp
0.875% due 12/05/16	71,000	71,128
4.300% due 06/15/45	35,000	35,980

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Starwood Hotels & Resorts Worldwide Inc 3.125% due 02/15/23	$118,000	$112,683
Target Corp
2.900% due 01/15/22	100,000	102,156
6.000% due 01/15/18	100,000	110,467
6.500% due 10/15/37	100,000	131,169
7.000% due 01/15/38	100,000	137,934
The Board of Trustees of The Leland Stanford Junior University 3.460% due 05/01/47	50,000	46,783
The Gap Inc 5.950% due 04/12/21	100,000	108,383
The George Washington University 4.300% due 09/15/44	50,000	48,152
The Home Depot Inc
2.000% due 06/15/19	150,000	151,679
2.700% due 04/01/23	100,000	99,465
3.350% due 09/15/25	45,000	45,903
4.200% due 04/01/43	300,000	304,300
4.400% due 04/01/21	100,000	110,543
5.875% due 12/16/36	75,000	92,406
The Interpublic Group of Cos Inc 2.250% due 11/15/17	50,000	50,148
The Walt Disney Co
1.100% due 12/01/17	175,000	175,062
1.125% due 02/15/17	100,000	100,483
2.350% due 12/01/22	100,000	98,899
2.750% due 08/16/21	50,000	51,288
5.875% due 12/15/17	200,000	219,717
Thomson Reuters Corp
4.300% due 11/23/23	100,000	104,094
4.700% due 10/15/19	25,000	27,307
5.850% due 04/15/40	25,000	27,522
Time Warner Cable Inc
5.000% due 02/01/20	300,000	322,217
5.875% due 11/15/40	150,000	143,298
6.550% due 05/01/37	100,000	98,580
6.750% due 06/15/39	50,000	50,181
7.300% due 07/01/38	150,000	157,757
8.250% due 04/01/19	100,000	116,743
Time Warner Inc
4.700% due 01/15/21	50,000	54,667
4.750% due 03/29/21	100,000	108,876
6.100% due 07/15/40	50,000	56,699
6.200% due 03/15/40	50,000	57,667
6.250% due 03/29/41	350,000	404,678
6.500% due 11/15/36	100,000	116,601
7.625% due 04/15/31	100,000	128,058
7.700% due 05/01/32	150,000	195,360
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	27,657
Viacom Inc
2.200% due 04/01/19	100,000	97,582
2.500% due 09/01/18	80,000	80,484
3.125% due 06/15/22	100,000	93,352
3.875% due 04/01/24	100,000	93,950
4.375% due 03/15/43	70,000	52,245
5.625% due 09/15/19	25,000	27,530
6.875% due 04/30/36	100,000	104,227
Whirlpool Corp 3.700% due 03/01/23	150,000	150,955
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	101,876
Wyndham Worldwide Corp 2.950% due 03/01/17	100,000	101,251
Yale University 2.086% due 04/15/19	100,000	101,686
Yum! Brands Inc
3.875% due 11/01/23	100,000	100,337
6.875% due 11/15/37	17,000	19,912

		16,075,047

	Principal Amount	Value
Consumer Staples - 1.8%

Altria Group Inc
4.500% due 05/02/43	$100,000	$95,946
4.750% due 05/05/21	200,000	218,208
9.250% due 08/06/19	250,000	311,854
9.950% due 11/10/38	17,000	27,275
Anheuser-Busch InBev Finance Inc (Belgium)
3.700% due 02/01/24	200,000	203,050
4.625% due 02/01/44	300,000	293,914
Anheuser-Busch InBev Worldwide Inc (Belgium)
1.375% due 07/15/17	150,000	149,996
2.500% due 07/15/22	100,000	95,649
3.750% due 07/15/42	100,000	87,135
5.375% due 01/15/20	200,000	223,530
7.750% due 01/15/19	100,000	117,569
Archer-Daniels-Midland Co
4.016% due 04/16/43	50,000	48,416
4.479% due 03/01/21	100,000	110,726
Bestfoods 7.250% due 12/15/26	200,000	273,673
Brown-Forman Corp 4.500% due 07/15/45	40,000	42,065
Bunge Ltd Finance Corp
3.200% due 06/15/17	100,000	101,902
8.500% due 06/15/19	10,000	11,967
Campbell Soup Co 2.500% due 08/02/22	100,000	96,294
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	50,409
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	155,313
Colgate-Palmolive Co
1.500% due 11/01/18	100,000	100,794
1.750% due 03/15/19	100,000	101,038
ConAgra Foods Inc
1.900% due 01/25/18	100,000	99,567
3.200% due 01/25/23	100,000	95,928
Costco Wholesale Corp 1.700% due 12/15/19	300,000	300,233
CVS Health Corp
2.250% due 08/12/19	150,000	151,762
2.800% due 07/20/20	200,000	203,439
3.875% due 07/20/25	200,000	206,659
5.125% due 07/20/45	105,000	113,436
5.300% due 12/05/43	200,000	221,626
5.750% due 06/01/17	100,000	107,368
6.250% due 06/01/27	100,000	120,106
Diageo Capital PLC (United Kingdom)
1.125% due 04/29/18	100,000	99,459
3.875% due 04/29/43	100,000	92,679
5.750% due 10/23/17	100,000	108,637
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	148,652
Dr Pepper Snapple Group Inc 3.200% due 11/15/21	50,000	51,231
General Mills Inc
1.400% due 10/20/17	150,000	150,127
5.400% due 06/15/40	45,000	50,551
5.650% due 02/15/19	100,000	111,345
Kellogg Co
1.875% due 11/17/16	300,000	302,101
3.250% due 05/21/18	65,000	67,425
7.450% due 04/01/31	125,000	162,225
Kimberly-Clark Corp
2.150% due 08/15/20	50,000	50,326
3.050% due 08/15/25	50,000	50,220
6.625% due 08/01/37	100,000	131,962
7.500% due 11/01/18	50,000	58,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Kraft Foods Group Inc
3.500% due 06/06/22	$200,000	$204,415
6.500% due 02/09/40	175,000	210,593
Mead Johnson Nutrition Co 4.600% due 06/01/44	200,000	188,166
Molson Coors Brewing Co 5.000% due 05/01/42	100,000	88,526
Mondelez International Inc
6.125% due 02/01/18	100,000	110,498
6.500% due 02/09/40	400,000	491,731
PepsiCo Inc
1.125% due 07/17/17	50,000	50,214
1.250% due 08/13/17	100,000	100,706
1.850% due 04/30/20	100,000	99,578
2.750% due 03/01/23	100,000	99,558
2.750% due 04/30/25	100,000	97,057
3.100% due 07/17/22	50,000	51,187
3.500% due 07/17/25	50,000	51,387
3.600% due 03/01/24	71,000	73,772
4.600% due 07/17/45	35,000	36,688
5.000% due 06/01/18	100,000	109,511
7.900% due 11/01/18	100,000	118,272
Philip Morris International Inc
1.250% due 08/11/17	50,000	50,147
1.875% due 01/15/19	50,000	50,307
3.250% due 11/10/24	125,000	125,048
3.375% due 08/11/25	50,000	50,271
4.500% due 03/20/42	200,000	201,118
5.650% due 05/16/18	200,000	220,984
6.375% due 05/16/38	100,000	124,936
Reynolds American Inc
3.750% due 05/20/23 ~	100,000	100,648
4.450% due 06/12/25	200,000	209,760
6.150% due 09/15/43	300,000	342,061
6.750% due 06/15/17	100,000	108,298
Sysco Corp
2.600% due 10/01/20	50,000	50,081
2.600% due 06/12/22	100,000	96,942
3.750% due 10/01/25	25,000	25,298
4.850% due 10/01/45	15,000	15,336
The Clorox Co 3.800% due 11/15/21	100,000	106,648
The Coca-Cola Co
0.750% due 11/01/16	100,000	100,080
2.500% due 04/01/23	200,000	196,152
3.300% due 09/01/21	100,000	105,012
The Hershey Co 1.500% due 11/01/16	100,000	100,759
The JM Smucker Co 4.375% due 03/15/45 ~	350,000	336,022
The Kroger Co
2.200% due 01/15/17	50,000	50,633
3.300% due 01/15/21	100,000	102,744
3.850% due 08/01/23	150,000	155,213
5.150% due 08/01/43	25,000	26,515
The Pepsi Bottling Group Inc 7.000% due 03/01/29	200,000	273,971
The Procter & Gamble Co
2.300% due 02/06/22	100,000	100,403
4.700% due 02/15/19	100,000	110,482
5.550% due 03/05/37	200,000	244,320
Tyson Foods Inc 4.500% due 06/15/22	300,000	318,412
Unilever Capital Corp (Netherlands)
0.850% due 08/02/17	100,000	100,048
5.900% due 11/15/32	50,000	65,178
Wal-Mart Stores Inc
1.125% due 04/11/18	400,000	399,866
3.250% due 10/25/20	100,000	106,138
4.300% due 04/22/44	200,000	205,082

	Principal Amount	Value
5.000% due 10/25/40	$200,000	$222,767
5.250% due 09/01/35	125,000	144,746
5.800% due 02/15/18	100,000	111,018
6.500% due 08/15/37	350,000	460,635
Walgreen Co
3.100% due 09/15/22	75,000	73,987
5.250% due 01/15/19	6,000	6,585
Walgreens Boots Alliance Inc
3.800% due 11/18/24	200,000	199,556
4.800% due 11/18/44	165,000	158,870

		14,707,568

Energy - 2.8%

Anadarko Petroleum Corp
3.450% due 07/15/24	100,000	97,176
6.200% due 03/15/40	100,000	106,189
6.375% due 09/15/17	100,000	107,963
6.450% due 09/15/36	150,000	165,586
Apache Corp
4.750% due 04/15/43	50,000	45,308
5.100% due 09/01/40	100,000	95,869
5.250% due 02/01/42	25,000	24,462
6.000% due 01/15/37	25,000	26,749
Baker Hughes Inc
5.125% due 09/15/40	50,000	50,750
7.500% due 11/15/18	165,000	191,485
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	92,829
BP Capital Markets PLC (United Kingdom)
1.375% due 11/06/17	200,000	199,761
1.674% due 02/13/18	50,000	50,075
1.846% due 05/05/17	100,000	100,883
2.237% due 05/10/19	200,000	201,594
2.315% due 02/13/20	100,000	100,440
2.750% due 05/10/23	250,000	240,347
3.561% due 11/01/21	100,000	104,889
Buckeye Partners LP 2.650% due 11/15/18	100,000	99,074
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	130,192
Cameron International Corp 3.600% due 04/30/22	200,000	201,913
Canadian Natural Resources Ltd (Canada)
3.800% due 04/15/24	43,000	39,851
5.700% due 05/15/17	100,000	105,572
6.750% due 02/01/39	90,000	93,964
Cenovus Energy Inc (Canada)
4.450% due 09/15/42	100,000	79,556
5.700% due 10/15/19	50,000	54,588
Chevron Corp
1.104% due 12/05/17	100,000	99,631
2.355% due 12/05/22	250,000	242,083
3.191% due 06/24/23	400,000	405,908
4.950% due 03/03/19	50,000	55,407
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	187,828
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	200,000	200,529
ConocoPhillips
5.750% due 02/01/19	150,000	168,602
6.500% due 02/01/39	250,000	302,547
ConocoPhillips Co 3.350% due 11/15/24	350,000	342,461
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	124,135
Continental Resources Inc 3.800% due 06/01/24	270,000	219,464
Devon Energy Corp
5.000% due 06/15/45	105,000	95,534
6.300% due 01/15/19	50,000	56,019

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Devon Financing Corp LLC 7.875% due 09/30/31	$150,000	$184,047
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	18,170
Ecopetrol SA (Colombia)
5.375% due 06/26/26	85,000	74,269
5.875% due 05/28/45	200,000	152,000
7.625% due 07/23/19	100,000	110,220
Enable Midstream Partners LP 2.400% due 05/15/19 ~	100,000	95,078
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	16,096
7.500% due 04/15/38	50,000	55,849
Enbridge Inc (Canada) 4.500% due 06/10/44	150,000	117,609
Encana Corp (Canada) 6.500% due 02/01/38	100,000	88,884
Energy Transfer Partners LP
3.600% due 02/01/23	400,000	360,791
4.050% due 03/15/25	100,000	88,145
4.900% due 02/01/24	100,000	95,536
5.950% due 10/01/43	100,000	88,704
6.125% due 12/15/45	200,000	178,217
6.500% due 02/01/42	100,000	92,080
9.000% due 04/15/19	50,000	58,773
EnLink Midstream Partners LP 2.700% due 04/01/19	100,000	98,916
Ensco PLC 4.700% due 03/15/21	100,000	85,307
Enterprise Products Operating LLC
4.450% due 02/15/43	300,000	256,692
4.850% due 03/15/44	300,000	268,563
6.125% due 10/15/39	115,000	121,453
6.500% due 01/31/19	100,000	112,245
6.875% due 03/01/33	150,000	174,991
EOG Resources Inc
3.150% due 04/01/25	350,000	344,406
5.625% due 06/01/19	100,000	112,665
EQT Corp 8.125% due 06/01/19	25,000	29,399
Exxon Mobil Corp
2.709% due 03/06/25	300,000	294,517
3.176% due 03/15/24	200,000	205,817
Halliburton Co
3.250% due 11/15/21	100,000	101,641
6.150% due 09/15/19	100,000	114,056
7.450% due 09/15/39	25,000	33,447
Hess Corp
5.600% due 02/15/41	50,000	46,818
7.125% due 03/15/33	50,000	55,721
8.125% due 02/15/19	100,000	116,880
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	96,744
Kinder Morgan Energy Partners LP
3.950% due 09/01/22	100,000	94,075
4.150% due 02/01/24	100,000	90,880
5.300% due 09/15/20	50,000	53,132
5.400% due 09/01/44	250,000	201,898
6.950% due 01/15/38	200,000	198,824
Kinder Morgan Inc
3.050% due 12/01/19	100,000	98,284
5.300% due 12/01/34	70,000	59,802
6.500% due 09/15/20	300,000	332,561
Magellan Midstream Partners LP 6.400% due 07/15/18	100,000	111,004
Marathon Oil Corp
2.800% due 11/01/22	100,000	89,668
3.850% due 06/01/25	50,000	44,597
5.200% due 06/01/45	50,000	42,340
6.000% due 10/01/17	50,000	53,779

	Principal Amount	Value
Marathon Petroleum Corp 6.500% due 03/01/41	$100,000	$106,560
Murphy Oil Corp 3.700% due 12/01/22	100,000	83,264
Nabors Industries Inc 4.625% due 09/15/21	150,000	136,341
National Oilwell Varco Inc
2.600% due 12/01/22	100,000	93,277
3.950% due 12/01/42	100,000	83,246
Nexen Energy ULC (China)
6.200% due 07/30/19	50,000	55,867
7.500% due 07/30/39	300,000	400,754
Noble Energy Inc
4.150% due 12/15/21	100,000	100,769
5.050% due 11/15/44	150,000	130,427
Noble Holding International Ltd 2.500% due 03/15/17	200,000	186,057
Northwest Pipeline LLC 6.050% due 06/15/18	100,000	110,345
Occidental Petroleum Corp
1.500% due 02/15/18	150,000	149,730
2.700% due 02/15/23	200,000	193,442
4.100% due 02/01/21	100,000	107,794
ONEOK Partners LP
3.375% due 10/01/22	100,000	90,113
8.625% due 03/01/19	150,000	174,938
Petro-Canada (Canada)
6.050% due 05/15/18	100,000	109,991
6.800% due 05/15/38	200,000	246,651
Petroleos Mexicanos (Mexico)
3.500% due 07/18/18	100,000	101,350
4.250% due 01/15/25 ~	200,000	183,500
4.500% due 01/23/26 ~	250,000	231,100
4.875% due 01/24/22	100,000	99,625
5.500% due 01/21/21	100,000	105,150
5.625% due 01/23/46 ~	150,000	123,383
6.500% due 06/02/41	400,000	370,400
6.625% due 06/15/35	200,000	188,500
8.000% due 05/03/19	200,000	226,500
Phillips 66
2.950% due 05/01/17	100,000	102,344
4.300% due 04/01/22	100,000	104,961
4.650% due 11/15/34	200,000	195,389
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	99,062
Plains All American Pipeline LP
4.650% due 10/15/25	100,000	100,608
4.700% due 06/15/44	50,000	44,092
5.000% due 02/01/21	50,000	53,330
6.125% due 01/15/17	100,000	104,964
6.700% due 05/15/36	100,000	110,562
Pride International Inc 6.875% due 08/15/20	200,000	190,508
Rowan Cos Inc 7.875% due 08/01/19	30,000	29,779
Schlumberger Investment SA 3.650% due 12/01/23	42,000	43,400
Shell International Finance BV (Netherlands)
0.900% due 11/15/16	100,000	100,251
1.900% due 08/10/18	150,000	151,820
2.125% due 05/11/20	100,000	100,220
2.375% due 08/21/22	100,000	96,664
3.250% due 05/11/25	100,000	99,131
3.625% due 08/21/42	100,000	88,668
4.125% due 05/11/35	263,000	256,822
4.300% due 09/22/19	100,000	108,995
4.550% due 08/12/43	250,000	252,707
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	103,550

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Southwestern Energy Co 4.950% due 01/23/25	$100,000	$89,156
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	89,984
Spectra Energy Partners LP 2.950% due 09/25/18	189,000	191,775
Statoil ASA (Norway)
2.450% due 01/17/23	100,000	95,524
2.900% due 11/08/20	90,000	92,921
3.150% due 01/23/22	100,000	101,375
3.700% due 03/01/24	200,000	205,988
3.950% due 05/15/43	300,000	281,401
5.250% due 04/15/19	100,000	111,202
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	87,099
Talisman Energy Inc (Canada)
5.850% due 02/01/37	200,000	166,918
6.250% due 02/01/38	100,000	85,552
Tennessee Gas Pipeline Co LLC 7.500% due 04/01/17	300,000	322,154
The Williams Cos Inc 7.875% due 09/01/21	200,000	203,473
Total Capital Canada Ltd (France) 1.450% due 01/15/18	150,000	150,360
Total Capital International SA (France)
1.550% due 06/28/17	100,000	100,775
3.700% due 01/15/24	200,000	206,201
Total Capital SA (France)
2.125% due 08/10/18	100,000	101,670
4.125% due 01/28/21	100,000	109,454
4.450% due 06/24/20	200,000	220,950
TransCanada PipeLines Ltd (Canada)
2.500% due 08/01/22	100,000	94,155
3.750% due 10/16/23	100,000	99,988
6.350% due 05/15/67 §	200,000	169,250
7.125% due 01/15/19	100,000	115,898
7.625% due 01/15/39	50,000	64,128
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	115,025
Valero Energy Corp
6.125% due 02/01/20	50,000	56,752
6.625% due 06/15/37	150,000	165,336
Weatherford International Ltd
6.750% due 09/15/40	100,000	76,596
9.625% due 03/01/19	100,000	107,216
Western Gas Partners LP 5.375% due 06/01/21	200,000	214,349
Williams Partners LP
3.600% due 03/15/22	100,000	92,204
4.000% due 11/15/21	100,000	96,195
4.000% due 09/15/25	100,000	86,820
5.100% due 09/15/45	100,000	76,784
6.300% due 04/15/40	20,000	18,045
XTO Energy Inc 6.500% due 12/15/18	100,000	115,467

		22,827,844

Financials - 10.3%

Abbey National Treasury Services PLC (United Kingdom)
1.375% due 03/13/17	100,000	100,032
2.000% due 08/24/18	67,000	67,321
4.000% due 03/13/24	100,000	104,115
ACE INA Holdings Inc
2.700% due 03/13/23	25,000	24,244
3.150% due 03/15/25	100,000	97,686
4.150% due 03/13/43	25,000	24,064
5.900% due 06/15/19	15,000	17,067
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	48,224

	Principal Amount	Value
Aflac Inc
3.625% due 06/15/23	$200,000	$205,505
4.000% due 02/15/22	100,000	106,748
6.900% due 12/17/39	15,000	19,509
African Development Bank (Multi-National)
0.750% due 10/18/16	100,000	100,283
0.875% due 05/15/17	55,000	55,159
0.875% due 03/15/18	100,000	99,827
1.375% due 02/12/20	200,000	199,909
Alexandria Real Estate Equities Inc REIT 4.500% due 07/30/29	20,000	20,039
Alleghany Corp 4.950% due 06/27/22	100,000	108,277
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	100,746
American Express Co
2.650% due 12/02/22	150,000	146,369
4.050% due 12/03/42	125,000	119,865
7.000% due 03/19/18	100,000	112,421
American Express Credit Corp
1.800% due 07/31/18	100,000	100,017
2.125% due 07/27/18	250,000	252,341
2.125% due 03/18/19	100,000	100,738
2.375% due 05/26/20	100,000	100,111
American Honda Finance Corp (Japan)
0.950% due 05/05/17	100,000	99,842
1.550% due 12/11/17	100,000	100,610
2.125% due 10/10/18	100,000	101,176
2.450% due 09/24/20	150,000	150,025
American International Group Inc
3.750% due 07/10/25	35,000	35,629
3.875% due 01/15/35	100,000	92,337
4.375% due 01/15/55	100,000	91,486
4.700% due 07/10/35	50,000	51,291
4.800% due 07/10/45	50,000	51,275
5.850% due 01/16/18	200,000	219,234
6.250% due 05/01/36	150,000	182,148
8.175% due 05/15/68 §	75,000	99,375
American Tower Corp REIT
3.450% due 09/15/21	200,000	201,189
4.700% due 03/15/22	200,000	210,611
Ameriprise Financial Inc
4.000% due 10/15/23	100,000	104,755
7.300% due 06/28/19	20,000	23,672
Aon Corp 5.000% due 09/30/20	50,000	55,510
Aon PLC 4.250% due 12/12/42	200,000	184,374
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	206,977
Ares Capital Corp 3.875% due 01/15/20	30,000	30,922
Asian Development Bank (Multi-National)
0.750% due 07/28/17	500,000	500,232
1.125% due 03/15/17	200,000	201,498
1.375% due 03/23/20	200,000	199,781
1.875% due 10/23/18	100,000	102,420
2.000% due 01/22/25	300,000	295,450
Australia & New Zealand Banking Group Ltd (Australia) 1.450% due 05/15/18	250,000	248,785
AvalonBay Communities Inc REIT
2.950% due 09/15/22	35,000	34,520
3.625% due 10/01/20	100,000	104,772
AXA SA (France) 8.600% due 12/15/30	75,000	102,141
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	56,621

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Bank of America Corp
1.700% due 08/25/17	$300,000	$300,928
2.250% due 04/21/20	150,000	147,781
2.600% due 01/15/19	200,000	202,314
2.650% due 04/01/19	67,000	67,816
3.300% due 01/11/23	350,000	348,457
3.950% due 04/21/25	200,000	195,030
4.100% due 07/24/23	300,000	312,327
4.200% due 08/26/24	285,000	285,003
4.750% due 04/21/45	85,000	81,839
4.875% due 04/01/44	200,000	209,110
5.000% due 01/21/44	200,000	210,735
5.625% due 07/01/20	200,000	225,828
5.650% due 05/01/18	150,000	163,722
5.700% due 01/24/22	150,000	171,329
6.110% due 01/29/37	250,000	288,597
6.400% due 08/28/17	100,000	108,568
6.875% due 04/25/18	200,000	223,674
7.625% due 06/01/19	150,000	176,692
7.750% due 05/14/38	200,000	275,957
Bank of America NA
1.250% due 02/14/17	250,000	250,217
5.300% due 03/15/17	250,000	262,677
Bank of Montreal (Canada)
1.450% due 04/09/18	200,000	198,999
2.500% due 01/11/17	200,000	203,643
Barclays Bank PLC (United Kingdom) 5.140% due 10/14/20	250,000	274,154
Barclays PLC (United Kingdom)
2.750% due 11/08/19	200,000	201,525
2.875% due 06/08/20	250,000	250,357
BB&T Corp
2.050% due 06/19/18	100,000	101,051
2.150% due 03/22/17	100,000	101,339
2.450% due 01/15/20	100,000	101,014
2.625% due 06/29/20	50,000	50,809
3.950% due 03/22/22	200,000	211,791
Berkshire Hathaway Finance Corp
4.300% due 05/15/43	200,000	193,238
5.400% due 05/15/18	400,000	440,892
5.750% due 01/15/40	25,000	29,261
Berkshire Hathaway Inc
3.000% due 02/11/23	50,000	50,593
3.400% due 01/31/22	100,000	104,919
BioMed Realty LP REIT 4.250% due 07/15/22	100,000	98,844
BlackRock Inc 5.000% due 12/10/19	100,000	112,101
BNP Paribas SA (France)
2.375% due 09/14/17	100,000	101,554
2.400% due 12/12/18	150,000	152,143
2.450% due 03/17/19	100,000	100,979
5.000% due 01/15/21	200,000	224,736
Boston Properties LP REIT
3.700% due 11/15/18	200,000	209,730
4.125% due 05/15/21	100,000	106,783
BPCE SA (France) 2.500% due 07/15/19	250,000	253,428
Camden Property Trust REIT 3.500% due 09/15/24	100,000	98,794
Capital One Bank USA NA 8.800% due 07/15/19	50,000	60,500
Capital One Financial Corp 3.200% due 02/05/25	200,000	191,017
Capital One NA
2.350% due 08/17/18	250,000	250,882
2.950% due 07/23/21	250,000	247,803
Caterpillar Financial Services Corp
1.000% due 11/25/16	500,000	501,632
2.750% due 08/20/21	135,000	136,639

	Principal Amount	Value
CBRE Services Inc REIT 4.875% due 03/01/26	$100,000	$99,583
Citigroup Inc
1.300% due 11/15/16	300,000	300,724
1.700% due 04/27/18	300,000	298,647
2.500% due 07/29/19	100,000	100,729
3.750% due 06/16/24	100,000	101,939
3.875% due 03/26/25	100,000	97,412
4.000% due 08/05/24	50,000	49,577
4.050% due 07/30/22	500,000	510,524
4.300% due 11/20/26	100,000	99,292
4.400% due 06/10/25	400,000	403,249
4.450% due 01/10/17	150,000	156,024
4.500% due 01/14/22	60,000	64,991
4.950% due 11/07/43	100,000	104,081
6.000% due 08/15/17	100,000	107,845
6.125% due 11/21/17	100,000	109,060
6.125% due 08/25/36	100,000	115,049
8.125% due 07/15/39	200,000	288,662
8.500% due 05/22/19	150,000	181,258
Citizens Financial Group Inc 4.350% due 08/01/25	100,000	101,693
CME Group Inc
3.000% due 09/15/22	50,000	50,649
3.000% due 03/15/25	50,000	49,154
CNA Financial Corp 7.350% due 11/15/19	15,000	17,796
Comerica Bank 4.000% due 07/27/25	250,000	253,252
Commonwealth Bank of Australia (Australia)
1.900% due 09/18/17	250,000	253,057
2.300% due 03/12/20	250,000	251,054
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.375% due 05/21/25	250,000	245,883
3.875% due 02/08/22	200,000	210,998
3.950% due 11/09/22	250,000	251,546
5.250% due 05/24/41	200,000	224,585
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	30,586
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	49,112
Council Of Europe Development Bank (Multi-National)
1.125% due 05/31/18	100,000	100,299
1.500% due 02/22/17	100,000	101,190
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25 ~	250,000	243,368
Credit Suisse NY (Switzerland)
1.375% due 05/26/17	300,000	299,800
2.300% due 05/28/19	300,000	301,681
4.375% due 08/05/20	350,000	382,298
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	71,112
DDR Corp REIT 3.375% due 05/15/23	100,000	95,824
Deutsche Bank AG (Germany)
3.700% due 05/30/24	285,000	283,566
4.500% due 04/01/25	200,000	194,222
6.000% due 09/01/17	300,000	323,462
Digital Realty Trust LP REIT 3.950% due 07/01/22	100,000	100,048
Discover Bank 2.000% due 02/21/18	250,000	248,681
Duke Realty LP REIT 3.875% due 10/15/22	200,000	204,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
ERP Operating LP REIT
4.500% due 06/01/45	$75,000	$76,033
4.625% due 12/15/21	100,000	109,143
Essex Portfolio LP REIT 3.875% due 05/01/24	50,000	50,300
European Bank for Reconstruction & Development (Multi-National)
1.000% due 02/16/17	450,000	453,179
1.625% due 04/10/18	100,000	101,164
1.750% due 11/26/19	200,000	203,448
European Investment Bank (Multi-National)
1.000% due 03/15/18	550,000	550,791
1.000% due 06/15/18	200,000	199,927
1.125% due 12/15/16	300,000	301,962
1.125% due 09/15/17	650,000	653,890
1.625% due 03/16/20	300,000	302,541
1.750% due 06/17/19	600,000	610,027
2.875% due 09/15/20	250,000	265,837
3.250% due 01/29/24	600,000	653,324
4.875% due 02/15/36	425,000	536,857
5.125% due 05/30/17	500,000	536,341
Export-Import Bank of Korea (South Korea)
2.375% due 08/12/19	300,000	301,666
5.000% due 04/11/22	200,000	224,678
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	49,831
Fifth Third Bancorp
5.450% due 01/15/17	50,000	52,332
8.250% due 03/01/38	25,000	36,413
Fifth Third Bank
1.450% due 02/28/18	200,000	198,979
2.875% due 10/01/21	300,000	303,363
FMS Wertmanagement AoeR (Germany)
1.000% due 11/21/17	200,000	200,489
1.750% due 03/17/20	300,000	304,107
Ford Motor Credit Co LLC
2.875% due 10/01/18	200,000	202,661
4.375% due 08/06/23	200,000	207,560
5.875% due 08/02/21	250,000	282,647
6.625% due 08/15/17	250,000	270,009
8.000% due 12/15/16	200,000	215,099
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,949
General Electric Capital Corp
1.250% due 05/15/17	75,000	75,426
1.600% due 11/20/17	150,000	152,009
3.350% due 10/17/16	400,000	410,906
3.450% due 05/15/24	350,000	366,561
4.625% due 01/07/21	200,000	223,371
5.625% due 05/01/18	600,000	664,520
5.875% due 01/14/38	400,000	500,491
6.000% due 08/07/19	200,000	231,445
6.750% due 03/15/32	350,000	473,670
6.875% due 01/10/39	200,000	280,658
General Motors Financial Co Inc
3.150% due 01/15/20	200,000	198,265
4.000% due 01/15/25	300,000	284,756
4.750% due 08/15/17	300,000	311,370
HCP Inc REIT
3.400% due 02/01/25	100,000	93,884
4.250% due 11/15/23	93,000	93,788
5.375% due 02/01/21	150,000	166,338
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	98,082
HSBC Bank USA NA 4.875% due 08/24/20	100,000	110,106
HSBC Finance Corp 6.676% due 01/15/21	211,000	247,173
HSBC Holdings PLC (United Kingdom)
4.000% due 03/30/22	100,000	105,136
4.250% due 08/18/25	200,000	197,556

	Principal Amount	Value
4.875% due 01/14/22	$100,000	$110,483
6.500% due 09/15/37	300,000	354,394
6.800% due 06/01/38	150,000	184,179
HSBC USA Inc
2.000% due 08/07/18	100,000	100,208
3.500% due 06/23/24	500,000	509,308
Inter-American Development Bank (Multi-National)
0.875% due 11/15/16	150,000	150,659
0.875% due 03/15/18	300,000	299,734
1.125% due 03/15/17	200,000	201,500
1.125% due 08/28/18	300,000	299,994
1.125% due 09/12/19	175,000	174,135
1.375% due 10/18/16	100,000	100,946
1.500% due 09/25/18	300,000	304,246
1.750% due 04/14/22	300,000	299,452
2.125% due 11/09/20	200,000	206,994
3.200% due 08/07/42	100,000	99,562
4.250% due 09/10/18	125,000	136,565
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	104,277
International Bank for Reconstruction & Development (Multi-National)
0.625% due 10/14/16	500,000	500,893
0.875% due 04/17/17	100,000	100,318
1.625% due 02/10/22	300,000	297,223
1.875% due 03/15/19	300,000	307,130
1.875% due 10/07/19	400,000	409,560
2.125% due 11/01/20	200,000	205,562
2.125% due 02/13/23	100,000	101,330
7.625% due 01/19/23	100,000	138,350
International Finance Corp (Multi-National)
0.875% due 06/15/18	100,000	99,816
1.125% due 11/23/16	200,000	201,084
1.750% due 09/04/18	200,000	202,792
1.750% due 09/16/19	200,000	202,701
2.125% due 11/17/17	200,000	205,337
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	200,000	206,151
5.250% due 01/12/24	200,000	213,400
Invesco Finance PLC 5.375% due 11/30/43	200,000	223,521
Jefferies Group LLC
5.125% due 01/20/23	150,000	150,570
8.500% due 07/15/19	125,000	148,273
JPMorgan Chase & Co
1.350% due 02/15/17	200,000	200,300
1.625% due 05/15/18	350,000	347,990
1.800% due 01/25/18	200,000	200,250
2.000% due 08/15/17	250,000	252,139
2.200% due 10/22/19	400,000	400,267
2.350% due 01/28/19	200,000	201,692
3.250% due 09/23/22	400,000	401,078
3.625% due 05/13/24	200,000	203,080
4.250% due 10/15/20	250,000	268,177
4.350% due 08/15/21	200,000	215,721
4.400% due 07/22/20	200,000	215,863
4.950% due 06/01/45	200,000	201,496
5.500% due 10/15/40	100,000	113,506
5.600% due 07/15/41	100,000	114,751
6.125% due 06/27/17	100,000	107,523
6.300% due 04/23/19	250,000	284,407
6.400% due 05/15/38	300,000	377,235
KeyCorp
2.300% due 12/13/18	100,000	100,619
2.900% due 09/15/20	120,000	121,122
5.100% due 03/24/21	100,000	110,789
KFW (Germany)
1.000% due 06/11/18	700,000	700,252
1.250% due 10/05/16	400,000	403,144

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
1.250% due 02/15/17	$500,000	$504,437
1.875% due 04/01/19	200,000	204,598
2.000% due 10/04/22	250,000	251,483
2.000% due 05/02/25	400,000	392,764
2.125% due 01/17/23	650,000	658,924
2.375% due 08/25/21	250,000	259,003
4.000% due 01/27/20	100,000	110,752
4.375% due 03/15/18	200,000	216,661
4.500% due 07/16/18	100,000	109,474
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	99,709
Kimco Realty Corp REIT
3.125% due 06/01/23	100,000	97,252
6.875% due 10/01/19	25,000	29,250
Landwirtschaftliche Rentenbank (Germany)
1.375% due 10/23/19	100,000	100,051
1.750% due 04/15/19	225,000	228,932
2.000% due 01/13/25	200,000	196,358
5.125% due 02/01/17	100,000	105,911
Leucadia National Corp 6.625% due 10/23/43	100,000	92,216
Liberty Property LP REIT 4.400% due 02/15/24	94,000	97,897
Lincoln National Corp 8.750% due 07/01/19	115,000	140,587
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	203,115
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	300,000	303,364
Loews Corp 2.625% due 05/15/23	150,000	144,379
Mack-Cali Realty LP REIT 7.750% due 08/15/19	25,000	28,987
Manufacturers & Traders Trust Co 1.400% due 07/25/17	250,000	249,610
Markel Corp
5.350% due 06/01/21	150,000	168,333
7.125% due 09/30/19	25,000	29,434
Marsh & McLennan Cos Inc
2.550% due 10/15/18	50,000	51,152
3.500% due 03/10/25	75,000	75,119
3.750% due 03/14/26	100,000	100,809
McGraw Hill Financial Inc
4.000% due 06/15/25 ~	50,000	49,886
4.400% due 02/15/26 ~	100,000	101,731
MetLife Inc
3.600% due 04/10/24	300,000	306,022
5.700% due 06/15/35	100,000	116,821
5.875% due 02/06/41	200,000	241,744
6.375% due 06/15/34	100,000	124,095
Moody’s Corp 4.875% due 02/15/24	50,000	52,967
Morgan Stanley
2.125% due 04/25/18	600,000	603,798
2.500% due 01/24/19	300,000	304,264
4.100% due 05/22/23	600,000	610,687
4.350% due 09/08/26	90,000	90,700
4.875% due 11/01/22	100,000	106,657
5.450% due 01/09/17	300,000	315,118
5.500% due 07/28/21	250,000	282,766
5.625% due 09/23/19	200,000	223,564
5.750% due 01/25/21	200,000	228,271
5.950% due 12/28/17	200,000	218,021
6.625% due 04/01/18	250,000	278,498
7.250% due 04/01/32	100,000	132,708
MUFG Union Bank NA 2.625% due 09/26/18	250,000	254,407
Nasdaq Inc 5.550% due 01/15/20	100,000	110,193

	Principal Amount	Value
National City Corp 6.875% due 05/15/19	$200,000	$230,759
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	97,512
National Rural Utilities Cooperative Finance Corp
4.023% due 11/01/32	100,000	100,068
4.750% due 04/30/43 §	200,000	198,800
8.000% due 03/01/32	50,000	69,799
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,890
Nordic Investment Bank (Multi-National) 1.125% due 03/19/18	300,000	301,505
Northern Trust Corp 3.375% due 08/23/21	50,000	52,918
Oesterreichische Kontrollbank AG (Austria)
0.750% due 12/15/16	200,000	200,430
1.125% due 05/29/18	150,000	150,299
Omega Healthcare Investors Inc REIT 4.950% due 04/01/24	100,000	101,293
PNC Bank NA
1.300% due 10/03/16	250,000	250,700
1.850% due 07/20/18	250,000	251,190
2.250% due 07/02/19	250,000	251,704
PNC Funding Corp 5.125% due 02/08/20	100,000	112,231
Principal Financial Group Inc
1.850% due 11/15/17	100,000	100,673
4.625% due 09/15/42	100,000	98,854
Private Export Funding Corp
1.375% due 02/15/17	100,000	100,974
2.300% due 09/15/20	150,000	152,892
2.450% due 07/15/24	100,000	98,241
4.300% due 12/15/21	25,000	28,029
Prologis LP REIT
2.750% due 02/15/19	43,000	43,848
3.350% due 02/01/21	100,000	101,491
Prospect Capital Corp 5.000% due 07/15/19	100,000	103,828
Protective Life Corp 8.450% due 10/15/39	25,000	33,317
Prudential Financial Inc
5.200% due 03/15/44 §	100,000	98,625
5.625% due 05/12/41	50,000	56,662
5.875% due 09/15/42 §	100,000	106,250
6.200% due 11/15/40	50,000	60,096
6.625% due 06/21/40	50,000	63,458
7.375% due 06/15/19	320,000	377,114
Realty Income Corp REIT
4.650% due 08/01/23	50,000	52,853
5.875% due 03/15/35	50,000	57,659
Regency Centers LP REIT 4.800% due 04/15/21	100,000	108,865
Regions Financial Corp 2.000% due 05/15/18	50,000	49,995
Royal Bank of Canada (Canada)
1.200% due 01/23/17	400,000	401,336
1.200% due 09/19/17	100,000	100,057
1.500% due 01/16/18	200,000	200,024
2.150% due 03/06/20	100,000	100,357
2.200% due 09/23/19	200,000	203,454
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	150,000	168,674
Santander Bank NA 2.000% due 01/12/18	400,000	398,873
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	50,351
Simon Property Group LP REIT
2.150% due 09/15/17	200,000	202,902

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
2.200% due 02/01/19	$150,000	$151,766
4.250% due 10/01/44	200,000	194,818
Sumitomo Mitsui Banking Corp (Japan)
2.500% due 07/19/18	300,000	304,934
3.400% due 07/11/24	300,000	298,367
SunTrust Banks Inc
2.500% due 05/01/19	50,000	50,598
3.500% due 01/20/17	200,000	204,766
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	202,490
Svenska Handelsbanken AB (Sweden) 1.625% due 03/21/18	250,000	250,423
Synchrony Financial 3.750% due 08/15/21	200,000	202,319
Tanger Properties LP REIT 3.750% due 12/01/24	50,000	49,619
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	100,181
The Allstate Corp 5.750% due 08/15/53 §	200,000	207,445
The Bank of New York Mellon Corp
1.350% due 03/06/18	25,000	24,953
2.100% due 01/15/19	100,000	100,949
2.600% due 08/17/20	500,000	507,738
3.400% due 05/15/24	100,000	102,267
The Bank of Nova Scotia (Canada)
1.300% due 07/21/17	150,000	150,232
1.450% due 04/25/18	100,000	99,527
1.700% due 06/11/18	150,000	149,881
2.050% due 06/05/19	100,000	100,654
2.550% due 01/12/17	200,000	203,719
The Bear Stearns Cos LLC 7.250% due 02/01/18	250,000	279,993
The Charles Schwab Corp
2.200% due 07/25/18	50,000	50,761
3.225% due 09/01/22	25,000	25,720
The Chubb Corp 5.750% due 05/15/18	50,000	55,488
The Goldman Sachs Group Inc
2.375% due 01/22/18	300,000	304,038
2.600% due 04/23/20	150,000	150,383
2.625% due 01/31/19	400,000	406,133
2.900% due 07/19/18	300,000	307,768
3.500% due 01/23/25	150,000	147,923
3.625% due 01/22/23	400,000	405,821
3.750% due 05/22/25	150,000	150,820
5.150% due 05/22/45	280,000	276,023
5.250% due 07/27/21	150,000	167,427
5.375% due 03/15/20	300,000	334,867
5.625% due 01/15/17	225,000	236,376
6.125% due 02/15/33	150,000	179,025
6.150% due 04/01/18	100,000	110,178
6.750% due 10/01/37	200,000	239,137
7.500% due 02/15/19	250,000	292,348
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	166,596
The Huntington National Bank 2.400% due 04/01/20	300,000	298,311
The Korea Development Bank (South Korea)
2.875% due 08/22/18	200,000	205,039
3.875% due 05/04/17	250,000	259,331
The Progressive Corp 3.750% due 08/23/21	100,000	106,981
The Toronto-Dominion Bank (Canada)
1.125% due 05/02/17	150,000	150,276
1.400% due 04/30/18	100,000	99,552
1.750% due 07/23/18	75,000	75,252

	Principal Amount	Value
2.250% due 11/05/19	$100,000	$100,700
2.375% due 10/19/16	100,000	101,646
The Travelers Cos Inc
5.750% due 12/15/17	50,000	54,779
6.250% due 06/15/37	125,000	157,476
Torchmark Corp 9.250% due 06/15/19	50,000	62,140
Toyota Motor Credit Corp
1.250% due 10/05/17	300,000	300,460
1.375% due 01/10/18	250,000	249,915
2.050% due 01/12/17	100,000	101,502
2.625% due 01/10/23	100,000	98,593
4.250% due 01/11/21	100,000	110,216
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	125,351
UBS AG (Switzerland)
2.375% due 08/14/19	400,000	401,949
5.750% due 04/25/18	100,000	109,687
5.875% due 12/20/17	100,000	108,917
UDR Inc REIT 3.700% due 10/01/20	100,000	104,701
US Bancorp
2.200% due 11/15/16	45,000	45,662
2.950% due 07/15/22	250,000	248,972
3.600% due 09/11/24	400,000	407,062
Ventas Realty LP REIT
1.250% due 04/17/17	57,000	56,763
4.000% due 04/30/19	100,000	105,290
4.125% due 01/15/26	31,000	31,325
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	108,182
Wachovia Corp
5.500% due 08/01/35	200,000	225,981
5.625% due 10/15/16	100,000	104,639
5.750% due 02/01/18	100,000	109,467
Wells Fargo & Co
1.500% due 01/16/18	100,000	100,006
2.125% due 04/22/19	100,000	100,771
2.625% due 12/15/16	300,000	306,033
3.450% due 02/13/23	300,000	298,985
3.500% due 03/08/22	550,000	569,108
4.100% due 06/03/26	300,000	303,177
4.125% due 08/15/23	300,000	312,266
4.600% due 04/01/21	200,000	219,658
5.375% due 02/07/35	100,000	114,937
5.606% due 01/15/44	100,000	111,917
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	130,729
Welltower Inc REIT 4.500% due 01/15/24	150,000	157,200
Westpac Banking Corp (Australia)
1.050% due 11/25/16	100,000	100,233
1.500% due 12/01/17	100,000	99,978
2.000% due 08/14/17	300,000	303,766
2.300% due 05/26/20	100,000	100,658
4.875% due 11/19/19	25,000	27,700
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	126,064
Willis Group Holdings PLC 5.750% due 03/15/21	100,000	112,001
WP Carey Inc REIT 4.600% due 04/01/24	100,000	102,188
WR Berkley Corp 6.250% due 02/15/37	50,000	59,418
XLIT Ltd (Ireland)
2.300% due 12/15/18	250,000	252,527
5.250% due 12/15/43	50,000	53,251

		84,355,214

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 2.4%

Abbott Laboratories
2.950% due 03/15/25	$100,000	$98,076
5.125% due 04/01/19	80,000	88,511
6.150% due 11/30/37	25,000	30,961
AbbVie Inc
1.750% due 11/06/17	200,000	200,697
1.800% due 05/14/18	95,000	94,803
2.000% due 11/06/18	150,000	150,696
2.500% due 05/14/20	150,000	149,343
3.200% due 11/06/22	70,000	69,671
3.600% due 05/14/25	175,000	173,198
4.400% due 11/06/42	125,000	114,721
4.500% due 05/14/35	160,000	152,613
4.700% due 05/14/45	50,000	48,731
Actavis Funding SCS
1.300% due 06/15/17	100,000	99,137
2.350% due 03/12/18	380,000	381,737
2.450% due 06/15/19	65,000	65,181
3.000% due 03/12/20	70,000	70,254
3.800% due 03/15/25	70,000	67,852
4.550% due 03/15/35	320,000	295,478
4.750% due 03/15/45	30,000	27,357
Actavis Inc
3.250% due 10/01/22	100,000	97,452
4.625% due 10/01/42	100,000	92,834
Aetna Inc
2.750% due 11/15/22	125,000	120,857
3.500% due 11/15/24	100,000	99,778
3.950% due 09/01/20	50,000	53,352
4.125% due 11/15/42	100,000	92,630
Agilent Technologies Inc 3.200% due 10/01/22	100,000	99,819
Allergan Inc 2.800% due 03/15/23	25,000	23,293
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	99,562
Amgen Inc
3.625% due 05/22/24	100,000	100,511
5.150% due 11/15/41	174,000	179,565
5.700% due 02/01/19	100,000	111,144
5.750% due 03/15/40	400,000	444,479
6.400% due 02/01/39	225,000	267,891
Anthem Inc
1.875% due 01/15/18	75,000	75,071
2.250% due 08/15/19	200,000	199,297
3.300% due 01/15/23	75,000	74,363
4.625% due 05/15/42	100,000	98,963
4.650% due 01/15/43	50,000	49,264
5.875% due 06/15/17	100,000	107,171
AstraZeneca PLC (United Kingdom)
4.000% due 09/18/42	25,000	24,438
5.900% due 09/15/17	100,000	109,006
6.450% due 09/15/37	100,000	129,136
Baxalta Inc
2.875% due 06/23/20 ~	150,000	150,186
4.000% due 06/23/25 ~	50,000	50,196
5.250% due 06/23/45 ~	30,000	29,789
Baxter International Inc
1.850% due 06/15/18	400,000	400,322
3.200% due 06/15/23	50,000	50,388
4.250% due 03/15/20	100,000	107,299
Becton Dickinson & Co
3.125% due 11/08/21	100,000	100,504
3.734% due 12/15/24	129,000	131,626
3.875% due 05/15/24	100,000	103,218
6.000% due 05/15/39	300,000	347,309
Biogen Inc 5.200% due 09/15/45	300,000	304,029

	Principal Amount	Value
Boston Scientific Corp 2.650% due 10/01/18	$100,000	$101,300
Bristol-Myers Squibb Co
1.750% due 03/01/19	100,000	100,446
3.250% due 08/01/42	100,000	86,320
Cardinal Health Inc
1.950% due 06/15/18	50,000	50,090
3.200% due 06/15/22	100,000	100,761
3.750% due 09/15/25	50,000	50,834
4.900% due 09/15/45	50,000	51,018
Catholic Health Initiatives 4.350% due 11/01/42	150,000	139,833
Celgene Corp
2.125% due 08/15/18	150,000	151,304
2.250% due 05/15/19	200,000	202,337
3.250% due 08/15/22	100,000	100,323
3.875% due 08/15/25	100,000	100,265
4.000% due 08/15/23	100,000	103,034
Cigna Corp
4.375% due 12/15/20	200,000	213,891
4.500% due 03/15/21	100,000	107,594
Covidien International Finance SA 6.000% due 10/15/17	125,000	136,577
Dignity Health 5.267% due 11/01/64	100,000	104,173
Eli Lilly & Co 5.500% due 03/15/27	100,000	120,380
Express Scripts Holding Co 2.650% due 02/15/17	100,000	101,680
Gilead Sciences Inc
1.850% due 09/04/18	40,000	40,300
2.550% due 09/01/20	100,000	100,702
3.050% due 12/01/16	200,000	204,786
3.250% due 09/01/22	170,000	171,676
3.650% due 03/01/26	100,000	100,466
4.400% due 12/01/21	100,000	108,458
4.500% due 02/01/45	210,000	202,831
4.600% due 09/01/35	45,000	45,111
4.750% due 03/01/46	50,000	50,362
GlaxoSmithKline Capital Inc (United Kingdom)
5.650% due 05/15/18	200,000	221,794
6.375% due 05/15/38	100,000	127,285
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	199,897
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	78,613
Humana Inc
3.850% due 10/01/24	100,000	100,828
4.625% due 12/01/42	100,000	96,540
Johnson & Johnson
1.650% due 12/05/18	150,000	152,263
2.450% due 12/05/21	150,000	152,766
4.850% due 05/15/41	50,000	57,822
5.550% due 08/15/17	50,000	54,253
5.950% due 08/15/37	100,000	129,647
Laboratory Corp of America Holdings
4.625% due 11/15/20	100,000	107,456
4.700% due 02/01/45	50,000	45,576
Life Technologies Corp 6.000% due 03/01/20	100,000	114,314
McKesson Corp
1.292% due 03/10/17	150,000	149,769
3.796% due 03/15/24	300,000	308,297
Medco Health Solutions Inc
4.125% due 09/15/20	50,000	52,566
7.125% due 03/15/18	200,000	224,550
Medtronic Inc
1.375% due 04/01/18	250,000	249,732
1.500% due 03/15/18	55,000	54,803

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
2.500% due 03/15/20	$55,000	$55,780
2.750% due 04/01/23	50,000	49,160
3.150% due 03/15/22	125,000	126,911
3.500% due 03/15/25	380,000	388,362
4.375% due 03/15/35	65,000	65,869
4.450% due 03/15/20	25,000	27,507
4.500% due 03/15/42	100,000	100,585
4.625% due 03/15/45	80,000	82,739
Merck & Co Inc
1.100% due 01/31/18	100,000	99,914
2.400% due 09/15/22	100,000	97,634
2.750% due 02/10/25	200,000	194,991
3.600% due 09/15/42	300,000	278,300
4.150% due 05/18/43	100,000	99,250
6.500% due 12/01/33	50,000	66,681
6.550% due 09/15/37	50,000	67,021
Mylan Inc 2.600% due 06/24/18	100,000	99,977
Novartis Capital Corp (Switzerland)
2.400% due 09/21/22	75,000	74,181
3.400% due 05/06/24	150,000	155,290
4.400% due 04/24/20	50,000	55,416
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	125,000	139,101
Perrigo Co PLC 2.300% due 11/08/18	250,000	247,493
Pfizer Inc
1.500% due 06/15/18	150,000	150,672
3.400% due 05/15/24	550,000	561,669
6.200% due 03/15/19	150,000	171,345
Quest Diagnostics Inc
2.500% due 03/30/20	300,000	299,756
4.750% due 01/30/20	15,000	16,307
5.750% due 01/30/40	6,000	6,406
Sanofi (France) 4.000% due 03/29/21	200,000	216,871
St Jude Medical Inc 3.250% due 04/15/23	100,000	98,645
Stryker Corp
4.100% due 04/01/43	100,000	93,893
4.375% due 05/15/44	300,000	298,041
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	197,670
Thermo Fisher Scientific Inc
3.150% due 01/15/23	100,000	98,249
4.150% due 02/01/24	100,000	103,792
UnitedHealth Group Inc
1.625% due 03/15/19	250,000	248,429
1.900% due 07/16/18	60,000	60,651
2.700% due 07/15/20	30,000	30,720
3.750% due 07/15/25	75,000	77,651
4.625% due 11/15/41	300,000	308,529
4.750% due 07/15/45	50,000	52,961
6.875% due 02/15/38	250,000	333,704
Wyeth LLC
5.950% due 04/01/37	50,000	60,222
6.500% due 02/01/34	100,000	126,266
Zimmer Biomet Holdings Inc
3.375% due 11/30/21	100,000	101,259
3.550% due 04/01/25	70,000	68,711
4.250% due 08/15/35	20,000	18,769
4.450% due 08/15/45	365,000	338,958
Zoetis Inc 3.250% due 02/01/23	300,000	288,640

		19,730,330

	Principal Amount	Value
Industrials - 1.7%

3M Co 2.000% due 06/26/22	$400,000	$390,002
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	99,204
Air Lease Corp
2.625% due 09/04/18	150,000	149,917
3.375% due 01/15/19	100,000	101,500
American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	173,566	185,499
Boeing Capital Corp 4.700% due 10/27/19	200,000	223,101
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	148,013
3.650% due 09/01/25	50,000	50,688
4.450% due 03/15/43	300,000	292,074
4.700% due 10/01/19	100,000	109,985
4.700% due 09/01/45	50,000	50,533
5.650% due 05/01/17	100,000	106,699
5.750% due 05/01/40	100,000	114,772
Canadian National Railway Co (Canada)
2.850% due 12/15/21	100,000	101,915
2.950% due 11/21/24	100,000	98,717
6.200% due 06/01/36	50,000	64,348
Canadian Pacific Railway Co (Canada)
2.900% due 02/01/25	150,000	141,982
4.500% due 01/15/22	50,000	53,914
4.800% due 09/15/35	20,000	20,581
6.125% due 09/15/15	30,000	31,980
Caterpillar Inc
3.803% due 08/15/42	100,000	90,474
3.900% due 05/27/21	200,000	215,605
6.050% due 08/15/36	125,000	149,107
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	27,656	28,174
CSX Corp
3.400% due 08/01/24	200,000	202,918
3.700% due 11/01/23	100,000	103,930
5.500% due 04/15/41	75,000	83,279
7.375% due 02/01/19	50,000	58,431
Danaher Corp
1.650% due 09/15/18	35,000	35,219
3.350% due 09/15/25	30,000	30,653
4.375% due 09/15/45	30,000	31,127
5.400% due 03/01/19	200,000	223,490
Deere & Co
3.900% due 06/09/42	100,000	95,517
4.375% due 10/16/19	50,000	54,296
Delta Air Lines Pass-Through Trust ‘A’ 4.950% due 11/23/20	63,064	66,612
Dover Corp 5.375% due 03/01/41	50,000	57,086
Eaton Corp
2.750% due 11/02/22	200,000	195,021
4.000% due 11/02/32	100,000	96,368
Embraer SA (Brazil) 5.150% due 06/15/22	100,000	95,250
Emerson Electric Co
2.625% due 12/01/21	100,000	101,148
3.150% due 06/01/25	100,000	100,889
4.250% due 11/15/20	25,000	27,352
FedEx Corp
3.875% due 08/01/42	100,000	87,999
4.000% due 01/15/24	200,000	208,753
Flowserve Corp 4.000% due 11/15/23	143,000	146,133
GATX Corp
2.375% due 07/30/18	46,000	46,076
3.250% due 03/30/25	100,000	94,801

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
General Dynamics Corp
1.000% due 11/15/17	$50,000	$49,769
3.600% due 11/15/42	200,000	184,641
General Electric Co
2.700% due 10/09/22	100,000	100,382
3.375% due 03/11/24	250,000	259,309
4.125% due 10/09/42	100,000	98,952
5.250% due 12/06/17	100,000	108,335
Honeywell International Inc
5.000% due 02/15/19	100,000	111,095
5.300% due 03/01/18	125,000	136,902
Illinois Tool Works Inc
1.950% due 03/01/19	150,000	150,850
4.875% due 09/15/41	100,000	109,855
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	103,794
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	50,488
John Deere Capital Corp
1.050% due 10/11/16	100,000	100,352
1.350% due 01/16/18	100,000	100,016
1.400% due 03/15/17	100,000	100,796
1.750% due 08/10/18	50,000	50,343
1.950% due 12/13/18	200,000	201,657
2.450% due 09/11/20	50,000	50,462
2.750% due 03/15/22	100,000	100,080
3.400% due 09/11/25	50,000	50,374
Koninklijke Philips NV (Netherlands) 5.750% due 03/11/18	50,000	54,283
L-3 Communications Corp 5.200% due 10/15/19	100,000	106,426
Lockheed Martin Corp
2.900% due 03/01/25	50,000	48,561
3.600% due 03/01/35	25,000	23,032
3.800% due 03/01/45	20,000	18,238
4.250% due 11/15/19	100,000	109,087
6.150% due 09/01/36	100,000	120,406
Norfolk Southern Corp
2.903% due 02/15/23	100,000	97,705
3.000% due 04/01/22	100,000	99,807
4.800% due 08/15/43	100,000	101,628
4.837% due 10/01/41	50,000	50,579
5.900% due 06/15/19	50,000	56,883
Northrop Grumman Corp
3.250% due 08/01/23	100,000	100,003
3.500% due 03/15/21	100,000	103,684
3.850% due 04/15/45	100,000	90,273
Owens Corning 4.200% due 12/15/22	138,000	140,065
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	127,970
Pentair Finance SA 2.900% due 09/15/18	250,000	251,006
Pitney Bowes Inc
4.625% due 03/15/24	100,000	100,994
5.600% due 03/15/18	50,000	53,830
Precision Castparts Corp
2.500% due 01/15/23	100,000	97,003
3.250% due 06/15/25	50,000	50,146
4.200% due 06/15/35	50,000	50,310
4.375% due 06/15/45	50,000	50,208
Raytheon Co
2.500% due 12/15/22	125,000	122,205
4.400% due 02/15/20	25,000	27,400
Republic Services Inc
3.200% due 03/15/25	100,000	97,510
3.800% due 05/15/18	200,000	210,011
5.500% due 09/15/19	27,000	30,187
6.200% due 03/01/40	200,000	235,893

	Principal Amount	Value
Rockwell Automation Inc 2.050% due 03/01/20	$100,000	$100,446
Rockwell Collins Inc 5.250% due 07/15/19	100,000	111,870
Roper Technologies Inc 1.850% due 11/15/17	100,000	100,189
Ryder System Inc
2.350% due 02/26/19	125,000	125,418
2.500% due 03/01/17	50,000	50,675
Southwest Airlines Co 2.750% due 11/06/19	50,000	51,001
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	49,678
The Boeing Co
5.875% due 02/15/40	50,000	63,020
6.000% due 03/15/19	100,000	113,553
The Dun & Bradstreet Corp 3.250% due 12/01/17	200,000	203,183
The Kansas City Southern Railway Co 4.950% due 08/15/45	100,000	101,263
Tyco International Finance SA 3.900% due 02/14/26	50,000	50,756
Union Pacific Corp
2.250% due 06/19/20	50,000	50,732
3.250% due 08/15/25	50,000	50,529
3.646% due 02/15/24	92,000	96,233
4.750% due 09/15/41	100,000	107,244
4.750% due 12/15/43	100,000	107,608
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	107,000	109,541
United Parcel Service Inc
1.125% due 10/01/17	50,000	50,218
2.450% due 10/01/22	100,000	98,281
3.125% due 01/15/21	100,000	104,343
5.500% due 01/15/18	50,000	54,959
6.200% due 01/15/38	50,000	64,818
United Technologies Corp
1.800% due 06/01/17	100,000	101,226
3.100% due 06/01/22	200,000	203,406
4.500% due 06/01/42	300,000	306,934
6.125% due 02/01/19	200,000	227,105
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	86,562	89,553
Verisk Analytics Inc 4.125% due 09/12/22	100,000	101,696
Waste Management Inc 6.100% due 03/15/18	250,000	275,713
WW Grainger Inc 4.600% due 06/15/45	20,000	21,142

		13,647,250

Information Technology - 1.5%

Adobe Systems Inc 4.750% due 02/01/20	100,000	110,081
Alibaba Group Holding Ltd (China) 3.600% due 11/28/24 ~	200,000	187,212
Altera Corp 2.500% due 11/15/18	100,000	101,821
Amphenol Corp 2.550% due 01/30/19	200,000	202,546
Apple Inc
1.550% due 02/07/20	100,000	98,988
2.000% due 05/06/20	400,000	401,962
2.400% due 05/03/23	450,000	436,741
2.500% due 02/09/25	400,000	380,583
3.450% due 05/06/24	300,000	309,864
3.450% due 02/09/45	50,000	42,205
Applied Materials Inc
2.625% due 10/01/20	50,000	50,190
3.900% due 10/01/25	35,000	34,940
5.100% due 10/01/35	35,000	35,367

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Arrow Electronics Inc 6.000% due 04/01/20	$25,000	$27,713
Autodesk Inc 3.125% due 06/15/20	100,000	101,511
Automatic Data Processing Inc
2.250% due 09/15/20	50,000	50,407
3.375% due 09/15/25	25,000	25,451
Baidu Inc (China) 2.250% due 11/28/17	200,000	200,048
Broadcom Corp 3.500% due 08/01/24	200,000	198,272
CA Inc 2.875% due 08/15/18	100,000	101,749
CDK Global Inc 3.300% due 10/15/19	35,000	35,226
Cisco Systems Inc
2.125% due 03/01/19	200,000	203,002
2.450% due 06/15/20	100,000	101,603
3.000% due 06/15/22	60,000	61,220
4.950% due 02/15/19	200,000	220,807
5.500% due 01/15/40	250,000	292,251
Corning Inc
1.450% due 11/15/17	100,000	100,070
1.500% due 05/08/18	100,000	99,993
eBay Inc
1.350% due 07/15/17	100,000	99,474
3.250% due 10/15/20	200,000	203,361
EMC Corp
1.875% due 06/01/18	100,000	100,294
3.375% due 06/01/23	100,000	99,236
Fidelity National Information Services Inc 3.500% due 04/15/23	108,000	102,809
Fiserv Inc
2.700% due 06/01/20	50,000	50,451
3.850% due 06/01/25	100,000	101,890
Flextronics International Ltd 4.750% due 06/15/25 ~	50,000	48,561
Harris Corp 2.700% due 04/27/20	200,000	198,435
Hewlett-Packard Co
3.750% due 12/01/20	50,000	51,759
4.050% due 09/15/22	200,000	201,817
4.650% due 12/09/21	150,000	159,298
6.000% due 09/15/41	55,000	54,269
Hewlett-Packard Enterprise Co
2.850% due 10/05/18 ~	150,000	149,808
3.600% due 10/15/20 ~	50,000	49,986
4.900% due 10/15/25 ~	150,000	149,587
6.200% due 10/15/35 ~	50,000	49,971
6.350% due 10/15/45 ~	50,000	49,966
Ingram Micro Inc 4.950% due 12/15/24	50,000	51,700
Intel Corp
2.450% due 07/29/20	160,000	162,244
3.300% due 10/01/21	250,000	261,261
3.700% due 07/29/25	145,000	149,155
4.800% due 10/01/41	185,000	191,874
4.900% due 07/29/45	40,000	41,515
International Business Machines Corp
1.125% due 02/06/18	100,000	99,792
1.250% due 02/08/18	100,000	100,108
1.625% due 05/15/20	150,000	148,167
1.875% due 05/15/19	100,000	100,804
3.375% due 08/01/23	300,000	305,968
5.600% due 11/30/39	26,000	29,432
5.700% due 09/14/17	100,000	108,728
8.375% due 11/01/19	100,000	125,531
Keysight Technologies Inc 4.550% due 10/30/24 ~	100,000	97,618
KLA-Tencor Corp 5.650% due 11/01/34	38,000	37,075

	Principal Amount	Value
Microsoft Corp
2.375% due 02/12/22	$200,000	$199,733
2.375% due 05/01/23	100,000	97,822
3.500% due 11/15/42	100,000	89,711
3.750% due 02/12/45	200,000	185,393
5.200% due 06/01/39	135,000	154,985
5.300% due 02/08/41	200,000	233,158
Motorola Solutions Inc 3.500% due 03/01/23	150,000	135,442
NetApp Inc 3.375% due 06/15/21	50,000	49,348
Oracle Corp
1.200% due 10/15/17	300,000	300,595
2.250% due 10/08/19	300,000	303,857
2.950% due 05/15/25	150,000	146,484
3.900% due 05/15/35	105,000	99,874
4.300% due 07/08/34	100,000	100,497
4.375% due 05/15/55	450,000	419,625
5.000% due 07/08/19	100,000	111,268
5.750% due 04/15/18	100,000	110,473
6.125% due 07/08/39	100,000	121,861
6.500% due 04/15/38	100,000	127,129
QUALCOMM Inc
2.250% due 05/20/20	100,000	99,820
3.450% due 05/20/25	150,000	141,873
4.800% due 05/20/45	150,000	131,536
Seagate HDD Cayman
3.750% due 11/15/18	100,000	102,386
5.750% due 12/01/34 ~	50,000	48,248
Symantec Corp 2.750% due 06/15/17	100,000	100,482
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	104,651
Texas Instruments Inc 1.000% due 05/01/18	200,000	197,916
The Western Union Co 5.930% due 10/01/16	100,000	104,383
Tyco Electronics Group SA (Switzerland)
2.375% due 12/17/18	50,000	50,558
4.875% due 01/15/21	30,000	32,998
Xerox Corp
3.500% due 08/20/20	50,000	50,328
3.800% due 05/15/24	150,000	144,896
5.625% due 12/15/19	100,000	110,814

		12,551,911

Materials - 1.1%

Agrium Inc (Canada) 5.250% due 01/15/45	145,000	150,412
Air Products & Chemicals Inc
3.350% due 07/31/24	100,000	101,098
4.375% due 08/21/19	25,000	27,148
Airgas Inc 3.050% due 08/01/20	100,000	101,660
Albemarle Corp 5.450% due 12/01/44	50,000	50,879
Barrick Gold Corp (Canada)
3.850% due 04/01/22	100,000	91,502
4.100% due 05/01/23	200,000	179,205
5.250% due 04/01/42	100,000	78,580
BHP Billiton Finance USA Ltd (Australia)
1.875% due 11/21/16	100,000	100,897
2.050% due 09/30/18	200,000	200,704
5.000% due 09/30/43	150,000	152,377
6.500% due 04/01/19	300,000	342,802
Cabot Corp 5.000% due 10/01/16	25,000	25,882
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	101,882
CF Industries Inc 3.450% due 06/01/23	225,000	214,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Eastman Chemical Co
3.800% due 03/15/25	$100,000	$97,850
4.650% due 10/15/44	50,000	45,896
4.800% due 09/01/42	100,000	97,006
Ecolab Inc
1.450% due 12/08/17	150,000	149,341
4.350% due 12/08/21	100,000	108,220
EI du Pont de Nemours & Co
4.150% due 02/15/43	100,000	94,556
4.625% due 01/15/20	150,000	164,712
5.750% due 03/15/19	200,000	225,139
FMC Corp 4.100% due 02/01/24	50,000	50,517
Freeport-McMoRan Inc
2.150% due 03/01/17	200,000	190,500
3.100% due 03/15/20	150,000	125,720
3.875% due 03/15/23	300,000	224,625
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	144,095
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	233,987
International Paper Co
4.750% due 02/15/22	125,000	135,218
6.000% due 11/15/41	200,000	216,158
7.500% due 08/15/21	40,000	48,666
7.950% due 06/15/18	100,000	115,853
LyondellBasell Industries NV
4.625% due 02/26/55	75,000	64,074
6.000% due 11/15/21	200,000	226,320
MeadWestvaco Corp 7.375% due 09/01/19	100,000	117,442
Monsanto Co
1.850% due 11/15/18	100,000	100,471
3.375% due 07/15/24	100,000	96,385
3.600% due 07/15/42	50,000	40,267
4.400% due 07/15/44	100,000	86,767
Newmont Mining Corp
3.500% due 03/15/22	100,000	89,908
5.875% due 04/01/35	100,000	86,670
Nucor Corp
4.000% due 08/01/23	25,000	25,526
4.125% due 09/15/22	50,000	52,042
5.200% due 08/01/43	25,000	25,726
Packaging Corp of America 3.650% due 09/15/24	100,000	99,389
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	275,460
PPG Industries Inc
2.300% due 11/15/19	100,000	100,922
3.600% due 11/15/20	50,000	52,615
Praxair Inc
1.050% due 11/07/17	50,000	49,907
1.250% due 11/07/18	150,000	148,673
2.200% due 08/15/22	100,000	95,614
Rio Tinto Finance USA Ltd (United Kingdom)
3.500% due 11/02/20	100,000	104,033
7.125% due 07/15/28	50,000	62,279
9.000% due 05/01/19	150,000	183,657
Rio Tinto Finance USA PLC (United Kingdom)
1.625% due 08/21/17	100,000	99,699
4.750% due 03/22/42	400,000	373,004
RPM International Inc 5.250% due 06/01/45	50,000	47,791
Sonoco Products Co 5.750% due 11/01/40	200,000	223,286
Southern Copper Corp (Peru)
5.250% due 11/08/42	150,000	114,224
7.500% due 07/27/35	50,000	48,772

	Principal Amount	Value
Teck Resources Ltd (Canada)
3.150% due 01/15/17	$100,000	$94,154
5.200% due 03/01/42	100,000	55,392
6.250% due 07/15/41	50,000	28,564
The Dow Chemical Co
4.125% due 11/15/21	200,000	209,223
4.250% due 11/15/20	100,000	107,459
4.250% due 10/01/34	200,000	187,549
The Mosaic Co 5.450% due 11/15/33	163,000	171,720
The Sherwin-Williams Co 4.000% due 12/15/42	50,000	47,812
The Valspar Corp
3.950% due 01/15/26	50,000	51,179
7.250% due 06/15/19	25,000	28,975
Vale Overseas Ltd (Brazil)
4.375% due 01/11/22	300,000	266,169
6.250% due 01/23/17	100,000	101,849
6.875% due 11/21/36	150,000	119,850
8.250% due 01/17/34	100,000	91,514

		9,039,792

Telecommunication Services - 1.2%

America Movil SAB de CV (Mexico)
5.000% due 10/16/19	250,000	272,162
6.125% due 03/30/40	250,000	276,510
6.375% due 03/01/35	125,000	142,238
AT&T Inc
1.400% due 12/01/17	400,000	398,132
2.450% due 06/30/20	200,000	197,474
2.625% due 12/01/22	125,000	119,411
3.000% due 02/15/22	100,000	98,293
3.000% due 06/30/22	95,000	92,834
3.400% due 05/15/25	300,000	287,050
4.300% due 12/15/42	393,000	339,187
4.350% due 06/15/45	177,000	151,913
4.450% due 05/15/21	250,000	267,216
4.500% due 05/15/35	90,000	82,795
4.750% due 05/15/46	265,000	243,897
5.350% due 09/01/40	161,000	159,664
5.800% due 02/15/19	200,000	222,747
6.550% due 02/15/39	100,000	113,468
British Telecommunications PLC (United Kingdom)
1.250% due 02/14/17	300,000	299,713
9.625% due 12/15/30	50,000	74,769
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	99,844
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	265,242
Embarq Corp 7.995% due 06/01/36	150,000	155,109
Orange SA (France)
2.750% due 02/06/19	100,000	102,943
5.375% due 01/13/42	150,000	160,882
9.000% due 03/01/31	50,000	71,069
Qwest Corp 6.750% due 12/01/21	100,000	106,063
Rogers Communications Inc (Canada)
4.500% due 03/15/43	25,000	23,667
5.000% due 03/15/44	100,000	101,765
6.800% due 08/15/18	100,000	113,230
Telefonica Emisiones SAU (Spain)
5.462% due 02/16/21	40,000	44,750
7.045% due 06/20/36	150,000	176,496
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	325,073
Verizon Communications Inc
1.350% due 06/09/17	300,000	299,703
2.550% due 06/17/19	200,000	202,768

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
3.000% due 11/01/21	$85,000	$84,891
3.450% due 03/15/21	200,000	205,539
3.500% due 11/01/21	200,000	204,777
4.272% due 01/15/36	57,000	51,770
4.500% due 09/15/20	229,000	247,964
4.522% due 09/15/48	309,000	272,798
4.672% due 03/15/55	294,000	254,364
5.150% due 09/15/23	150,000	165,755
5.850% due 09/15/35	300,000	326,200
6.350% due 04/01/19	250,000	285,088
6.400% due 09/15/33	434,000	498,906
6.400% due 02/15/38	250,000	288,210
6.550% due 09/15/43	281,000	333,806
Vodafone Group PLC (United Kingdom)
5.450% due 06/10/19	150,000	166,312
5.625% due 02/27/17	350,000	370,374
6.150% due 02/27/37	150,000	160,152
7.875% due 02/15/30	50,000	62,084

		10,067,067

Utilities - 1.8%

AGL Capital Corp 3.500% due 09/15/21	150,000	155,050
Alabama Power Co
4.100% due 01/15/42	300,000	285,124
4.150% due 08/15/44	90,000	86,964
Ameren Illinois Co 3.250% due 03/01/25	50,000	50,656
American Water Capital Corp 4.300% due 12/01/42	100,000	100,659
Appalachian Power Co
3.400% due 06/01/25	100,000	99,249
4.600% due 03/30/21	50,000	54,362
7.000% due 04/01/38	150,000	194,471
Arizona Public Service Co
4.500% due 04/01/42	100,000	104,533
4.700% due 01/15/44	100,000	107,528
Atmos Energy Corp 4.150% due 01/15/43	64,000	61,581
Avista Corp 5.125% due 04/01/22	15,000	16,866
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,230
Berkshire Hathaway Energy Co
1.100% due 05/15/17	100,000	99,660
5.150% due 11/15/43	200,000	216,990
6.125% due 04/01/36	100,000	120,772
6.500% due 09/15/37	100,000	126,081
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	97,045
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	107,244
CMS Energy Corp 6.250% due 02/01/20	100,000	115,455
Commonwealth Edison Co
3.800% due 10/01/42	100,000	94,236
4.000% due 08/01/20	100,000	106,729
Consolidated Edison Co of New York Inc
3.950% due 03/01/43	100,000	95,089
5.850% due 04/01/18	100,000	110,486
6.650% due 04/01/19	150,000	172,628
Consumers Energy Co 6.700% due 09/15/19	125,000	146,704
Dominion Gas Holdings LLC 3.550% due 11/01/23	100,000	100,229
Dominion Resources Inc
1.900% due 06/15/18	100,000	99,977
4.700% due 12/01/44	100,000	99,512
5.200% due 08/15/19	120,000	132,973

	Principal Amount	Value
DTE Electric Co
3.375% due 03/01/25	$50,000	$51,439
3.650% due 03/15/24	51,000	53,704
DTE Energy Co
3.300% due 06/15/22 ~	50,000	51,245
3.850% due 12/01/23	100,000	104,451
Duke Energy Carolinas LLC
3.750% due 06/01/45	200,000	189,899
6.050% due 04/15/38	110,000	138,332
6.100% due 06/01/37	25,000	31,246
7.000% due 11/15/18	100,000	116,399
Duke Energy Corp
2.100% due 06/15/18	100,000	101,169
3.550% due 09/15/21	100,000	104,073
3.750% due 04/15/24	300,000	309,524
Duke Energy Indiana Inc
4.200% due 03/15/42	125,000	126,318
4.900% due 07/15/43	100,000	110,302
Empresa Nacional de Electricidad SA (Chile) 4.250% due 04/15/24	50,000	50,093
Entergy Arkansas Inc 4.950% due 12/15/44	50,000	50,456
Entergy Corp 4.700% due 01/15/17	150,000	153,961
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	58,347
Eversource Energy 2.800% due 05/01/23	100,000	96,189
Exelon Corp
2.850% due 06/15/20	50,000	50,496
3.950% due 06/15/25	100,000	101,172
4.950% due 06/15/35	35,000	35,401
5.100% due 06/15/45	35,000	35,904
Exelon Generation Co LLC
2.950% due 01/15/20	100,000	101,206
5.200% due 10/01/19	300,000	328,188
Florida Power & Light Co
4.950% due 06/01/35	100,000	110,919
5.690% due 03/01/40	35,000	43,301
5.950% due 02/01/38	125,000	159,118
Georgia Power Co
2.850% due 05/15/22	100,000	97,929
4.300% due 03/15/42	100,000	92,518
Great Plains Energy Inc 4.850% due 06/01/21	100,000	109,827
Indiana Michigan Power Co 3.200% due 03/15/23	50,000	50,152
Interstate Power & Light Co 3.400% due 08/15/25	150,000	152,851
ITC Holdings Corp 3.650% due 06/15/24	25,000	25,132
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	51,171
Kentucky Utilities Co 4.650% due 11/15/43	200,000	214,163
MidAmerican Energy Co
2.400% due 03/15/19	150,000	153,071
6.750% due 12/30/31	100,000	130,494
National Fuel Gas Co 3.750% due 03/01/23	100,000	94,467
Nevada Power Co 5.450% due 05/15/41	300,000	347,582
NextEra Energy Capital Holdings Inc
1.586% due 06/01/17	55,000	55,041
2.056% due 09/01/17	100,000	100,712
2.700% due 09/15/19	100,000	100,794
4.500% due 06/01/21	50,000	54,164
NiSource Finance Corp
4.800% due 02/15/44	100,000	103,897
5.250% due 02/15/43	100,000	109,144
6.125% due 03/01/22	50,000	58,324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Northern States Power Co
2.150% due 08/15/22	$100,000	$96,656
2.600% due 05/15/23	100,000	98,560
NSTAR Electric Co 2.375% due 10/15/22	100,000	97,042
Oglethorpe Power Corp 4.550% due 06/01/44	50,000	49,575
Ohio Edison Co 6.875% due 07/15/36	150,000	189,731
Ohio Power Co 5.375% due 10/01/21	30,000	34,272
Oklahoma Gas & Electric Co 4.550% due 03/15/44	100,000	104,304
Oncor Electric Delivery Co LLC
2.150% due 06/01/19	50,000	49,911
5.300% due 06/01/42	100,000	111,031
7.000% due 05/01/32	50,000	64,695
ONE Gas Inc 4.658% due 02/01/44	200,000	210,426
Pacific Gas & Electric Co
2.450% due 08/15/22	100,000	96,960
3.500% due 06/15/25	100,000	101,539
3.850% due 11/15/23	50,000	52,325
4.300% due 03/15/45	105,000	104,627
4.750% due 02/15/44	100,000	105,758
6.050% due 03/01/34	250,000	302,888
PECO Energy Co 3.150% due 10/15/25	50,000	50,059
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	37,581
Potomac Electric Power Co 3.600% due 03/15/24	100,000	104,139
PPL Capital Funding Inc 1.900% due 06/01/18	60,000	60,049
PPL Electric Utilities Corp
2.500% due 09/01/22	100,000	97,651
4.150% due 10/01/45	25,000	24,871
4.750% due 07/15/43	50,000	54,962
5.200% due 07/15/41	25,000	28,933
Progress Energy Inc 7.750% due 03/01/31	100,000	135,630
PSEG Power LLC
2.450% due 11/15/18	200,000	199,681
4.150% due 09/15/21	100,000	104,891
Public Service Co of Colorado
2.900% due 05/15/25	100,000	98,487
4.300% due 03/15/44	200,000	204,759
Public Service Co of New Mexico 3.850% due 08/01/25	50,000	50,408
Public Service Electric & Gas Co
3.050% due 11/15/24	50,000	49,694
4.050% due 05/01/45	50,000	49,790
Puget Energy Inc
3.650% due 05/15/25 ~	100,000	98,927
6.000% due 09/01/21	100,000	115,565
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,215
San Diego Gas & Electric Co
3.000% due 08/15/21	100,000	104,482
3.600% due 09/01/23	100,000	104,876
Sempra Energy 9.800% due 02/15/19	50,000	61,927
South Carolina Electric & Gas Co
4.600% due 06/15/43	100,000	102,145
5.300% due 05/15/33	50,000	55,266
5.450% due 02/01/41	50,000	56,720
Southern California Edison Co
3.500% due 10/01/23	100,000	104,145
3.875% due 06/01/21	100,000	107,708
3.900% due 03/15/43	50,000	47,667

	Principal Amount	Value
4.500% due 09/01/40	$50,000	$52,641
5.500% due 08/15/18	100,000	110,986
Southern California Gas Co
3.150% due 09/15/24	100,000	101,582
4.450% due 03/15/44	100,000	106,214
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	44,561
6.200% due 03/15/40	50,000	61,281
Southwestern Public Service Co 3.300% due 06/15/24	50,000	50,876
Tampa Electric Co
4.200% due 05/15/45	100,000	100,108
6.100% due 05/15/18	35,000	38,092
The Southern Co 2.750% due 06/15/20	100,000	99,809
TransAlta Corp (Canada) 1.900% due 06/03/17	63,000	62,694
Tucson Electric Power Co 3.050% due 03/15/25	50,000	48,377
Union Electric Co 8.450% due 03/15/39	100,000	161,655
Virginia Electric & Power Co
1.200% due 01/15/18	100,000	99,689
2.950% due 01/15/22	100,000	100,982
3.450% due 02/15/24	100,000	102,266
4.650% due 08/15/43	100,000	108,813
5.000% due 06/30/19	35,000	38,811
8.875% due 11/15/38	25,000	40,216
WEC Energy Group Inc 3.550% due 06/15/25	100,000	101,812
Westar Energy Inc 4.100% due 04/01/43	100,000	99,666
Wisconsin Electric Power Co
1.700% due 06/15/18	100,000	100,434
4.250% due 12/15/19	25,000	27,431

		14,420,892

Total Corporate Bonds & Notes (Cost $217,505,815)		217,422,915

MORTGAGE-BACKED SECURITIES - 30.1%

Collateralized Mortgage Obligations - Commercial - 1.9%

Banc of America Commercial Mortgage Trust
5.784% due 04/10/49 " §	100,000	103,868
5.794% due 04/10/49 " §	200,000	209,967
Bear Stearns Commercial Mortgage Securities Trust 5.915% due 06/11/50 " §	450,000	481,539
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47 "	700,000	718,459
5.711% due 12/10/49 " §	200,000	211,377
Commercial Mortgage Trust
3.660% due 10/10/46 "	400,000	425,925
3.819% due 06/10/47 "	900,000	958,700
5.444% due 03/10/39 "	84,576	87,856
Fannie Mae
2.323% due 11/25/18 " §	850,000	873,678
2.717% due 02/25/22 "	500,000	514,434
Freddie Mac Multifamily Structured Pass-Through Certificates
1.875% due 04/25/22 "	451,254	457,820
3.171% due 10/25/24 "	1,500,000	1,563,557
3.250% due 04/25/23 " §	1,700,000	1,801,805
3.398% due 07/25/19 "	381,989	398,214
JPMBB Commercial Mortgage Securities Trust 4.133% due 08/15/46 " §	600,000	655,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust
2.665% due 01/15/46 "	$1,000,000	$1,028,770
3.143% due 12/15/47 "	500,000	515,233
5.336% due 05/15/47 "	95,559	98,817
5.372% due 05/15/45 " §	300,000	322,646
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	74,671	80,494
ML-CFC Commercial Mortgage Trust 6.073% due 08/12/49 " §	175,000	185,795
Morgan Stanley Capital I Trust
5.439% due 02/12/44 "	7,575	7,569
5.514% due 11/12/49 " §	96,435	100,138
5.569% due 12/15/44 "	415,977	439,246
5.809% due 12/12/49 "	350,211	372,871
6.114% due 06/11/49 " §	84,596	89,678
UBS Commercial Mortgage Trust 4.171% due 05/10/45 "	500,000	537,541
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63 "	250,000	264,224
Wells Fargo Commercial Mortgage Trust 3.664% due 09/15/58 "	1,000,000	1,044,222
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45 "	700,000	714,193

		15,264,079

Fannie Mae - 13.4%

2.012% due 09/01/37 " §	40,532	43,543
2.169% due 04/01/44 " §	934,655	972,558
2.401% due 06/01/38 " §	10,371	11,037
2.440% due 08/01/39 " §	27,379	28,998
2.500% due 10/01/27 - 01/01/43 "	6,802,059	6,963,493
3.000% due 05/01/22 - 10/01/45 "	25,549,068	26,230,096
3.000% due 07/01/41 " §	253,200	263,259
3.033% due 03/01/41 " §	195,945	208,501
3.266% due 01/01/41 " §	189,396	201,131
3.500% due 10/01/25 - 10/01/45 "	30,183,669	31,657,511
4.000% due 09/01/18 - 10/01/45 "	19,751,073	21,108,976
4.500% due 05/01/18 - 09/01/43 "	9,642,118	10,477,259
5.000% due 12/01/17 - 01/01/42 "	5,343,696	5,883,043
5.500% due 11/01/33 - 07/01/41 "	3,456,586	3,873,809
6.000% due 09/01/34 - 06/01/40 "	1,516,239	1,717,543
6.500% due 09/01/36 - 07/01/38 "	248,259	284,527

		109,925,284

Freddie Mac - 7.4%

2.332% due 11/01/37 " §	49,823	53,042
2.500% due 08/01/28 - 10/01/30 "	5,666,086	5,800,098
3.000% due 09/01/26 - 08/01/45 "	13,866,923	14,180,142
3.500% due 06/01/21 - 10/01/45 "	15,615,999	16,304,700
4.000% due 02/01/25 - 04/01/45 "	10,246,012	10,943,162
4.500% due 08/01/24 - 10/01/41 "	6,504,611	7,068,906
5.000% due 03/01/19 - 03/01/41 "	2,228,520	2,447,117
5.500% due 12/01/16 - 08/01/40 "	1,506,159	1,668,028
6.000% due 04/01/36 - 05/01/40 "	1,468,103	1,662,958
6.500% due 08/01/37 - 04/01/39 "	147,787	169,138

		60,297,291

Government National Mortgage Association - 7.4%

2.500% due 01/20/43 "	361,827	357,576
3.000% due 08/20/42 - 10/01/45 "	12,472,516	12,783,386
3.500% due 10/15/41 - 10/01/45 "	19,786,568	20,787,520
4.000% due 06/15/39 - 10/01/45 "	11,833,107	12,654,910
4.500% due 02/15/39 - 10/01/45 "	7,659,970	8,291,411
5.000% due 05/15/36 - 10/20/43 "	3,267,135	3,612,162
5.500% due 04/15/37 - 04/15/40 "	1,303,953	1,465,484
6.000% due 01/15/38 - 06/15/41 "	465,780	528,206
6.500% due 10/15/38 - 02/15/39 "	68,766	78,897

		60,559,552

Total Mortgage-Backed Securities (Cost $242,664,646)		246,046,206

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.4%

Carmax Auto Owner Trust 0.840% due 11/15/18 "	$300,000	$298,117
CenterPoint Energy Restoration Bond Co LLC 3.460% due 08/15/19 "	168,534	174,088
Chase Issuance Trust 1.580% due 08/16/21 "	200,000	199,960
Citibank Credit Card Issuance Trust
2.680% due 06/07/23 "	500,000	517,107
5.350% due 02/07/20 "	350,000	383,898
5.650% due 09/20/19 "	100,000	108,742
6.150% due 06/15/39 "	250,000	338,387
Hyundai Auto Receivables Trust 1.550% due 03/15/19 "	250,000	251,738
Nissan Auto Receivables Owner Trust 1.110% due 05/15/19 "	1,000,000	1,000,652

Total Asset-Backed Securities (Cost $3,260,598)		3,272,689

U.S. GOVERNMENT AGENCY ISSUES - 2.8%

Fannie Mae
0.750% due 04/20/17	500,000	500,727
0.875% due 08/28/17	150,000	150,254
0.875% due 10/26/17	400,000	401,282
0.875% due 12/20/17	350,000	350,964
0.875% due 02/08/18	750,000	751,321
0.875% due 05/21/18	500,000	499,771
1.000% due 09/27/17	250,000	251,197
1.125% due 07/20/18	1,000,000	1,005,282
1.250% due 01/30/17	2,500,000	2,524,830
1.750% due 01/30/19	100,000	102,058
2.625% due 09/06/24	960,000	984,677
5.000% due 05/11/17	150,000	160,547
5.375% due 06/12/17	200,000	215,928
5.625% due 07/15/37	100,000	136,501
7.125% due 01/15/30	525,000	788,322
Federal Farm Credit Bank 1.100% due 06/01/18	500,000	501,942
Federal Home Loan Bank
0.625% due 12/28/16	300,000	300,687
0.750% due 08/28/17	2,400,000	2,404,044
0.875% due 05/24/17	700,000	703,305
1.200% due 11/21/18	200,000	200,055
4.750% due 12/16/16	50,000	52,547
5.000% due 11/17/17	800,000	871,135
5.375% due 08/15/18	200,000	224,239
5.500% due 07/15/36	100,000	132,553
Financing Corp 10.700% due 10/06/17	50,000	59,811
Freddie Mac
0.500% due 01/27/17	1,000,000	1,000,073
0.750% due 01/12/18	300,000	299,816
1.000% due 03/08/17	400,000	402,633
1.000% due 07/28/17	250,000	251,759
1.250% due 10/02/19	1,200,000	1,198,108
1.375% due 05/01/20	2,000,000	1,998,574
1.750% due 05/30/19	200,000	203,911
2.375% due 01/13/22	1,000,000	1,031,318
4.875% due 06/13/18	400,000	442,119
5.000% due 04/18/17	300,000	320,417
5.125% due 11/17/17	200,000	218,199
6.250% due 07/15/32	225,000	319,363
Tennessee Valley Authority
2.875% due 09/15/24	500,000	511,361
3.500% due 12/15/42	100,000	95,777

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
3.875% due 02/15/21	$65,000	$72,129
5.250% due 09/15/39	25,000	30,987
5.375% due 04/01/56	50,000	62,162
6.750% due 11/01/25	150,000	201,487
7.125% due 05/01/30	50,000	72,047

Total U.S. Government Agency Issues (Cost $22,545,853)		23,006,219

U.S. TREASURY OBLIGATIONS - 36.3%

U.S. Treasury Bonds - 5.0%

2.500% due 02/15/45	3,100,000	2,856,681
2.750% due 08/15/42	2,450,000	2,391,526
2.750% due 11/15/42	1,850,000	1,803,123
2.875% due 05/15/43	6,200,000	6,184,661
3.000% due 05/15/42	1,075,000	1,103,723
3.125% due 11/15/41	975,000	1,029,184
3.125% due 02/15/43	2,625,000	2,751,192
3.125% due 08/15/44	5,600,000	5,865,418
3.625% due 08/15/43	1,525,000	1,756,490
3.750% due 08/15/41	1,300,000	1,526,958
3.750% due 11/15/43	1,000,000	1,177,995
4.250% due 11/15/40	750,000	946,348
4.375% due 05/15/40	1,025,000	1,316,697
4.375% due 05/15/41	775,000	999,730
4.500% due 02/15/36	2,050,000	2,689,504
4.500% due 08/15/39	700,000	913,942
4.625% due 02/15/40	625,000	831,205
5.375% due 02/15/31	1,100,000	1,527,739
6.250% due 05/15/30	1,550,000	2,304,334
7.500% due 11/15/16	500,000	539,668

		40,516,118

U.S. Treasury Notes - 31.3%

0.500% due 11/30/16	8,000,000	8,006,304
0.500% due 07/31/17	500,000	499,112
0.625% due 10/15/16	4,500,000	4,510,750
0.625% due 12/15/16	7,900,000	7,918,051
0.625% due 02/15/17	3,000,000	3,006,231
0.625% due 05/31/17	3,800,000	3,803,412
0.625% due 08/31/17	4,000,000	4,000,392
0.625% due 09/30/17	5,000,000	4,998,175
0.625% due 11/30/17	1,000,000	998,288
0.625% due 04/30/18	2,000,000	1,990,456
0.750% due 12/31/17	1,250,000	1,250,798
0.750% due 02/28/18	8,200,000	8,196,318
0.875% due 11/30/16	1,150,000	1,155,885
0.875% due 12/31/16	6,750,000	6,784,891
0.875% due 01/31/17	2,000,000	2,010,520
0.875% due 02/28/17	500,000	502,696
0.875% due 04/30/17	3,500,000	3,517,909
0.875% due 08/15/17	4,500,000	4,521,357
0.875% due 01/31/18	1,000,000	1,002,799
1.000% due 10/31/16	2,100,000	2,113,562
1.000% due 05/31/18	5,600,000	5,622,058
1.125% due 04/30/20	5,500,000	5,453,629
1.250% due 01/31/19	3,225,000	3,247,194
1.250% due 10/31/19	750,000	751,323
1.250% due 01/31/20	750,000	749,444
1.250% due 02/29/20	9,000,000	8,984,529
1.375% due 06/30/18	1,000,000	1,013,711
1.375% due 07/31/18	4,000,000	4,054,844
1.375% due 09/30/18	3,600,000	3,647,743
1.375% due 11/30/18	1,500,000	1,518,720
1.375% due 12/31/18	650,000	657,495
1.375% due 01/31/20	7,700,000	7,733,087
1.375% due 03/31/20	3,500,000	3,511,984
1.500% due 08/31/18	1,250,000	1,271,492

	Principal Amount	Value
1.500% due 12/31/18	$11,700,000	$11,884,029
1.500% due 03/31/19	3,000,000	3,043,575
1.500% due 05/31/20	2,000,000	2,018,124
1.625% due 06/30/19	2,000,000	2,035,794
1.625% due 08/31/19	4,400,000	4,476,740
1.625% due 08/15/22	2,025,000	2,008,772
1.625% due 11/15/22	6,975,000	6,910,293
1.750% due 10/31/20	5,100,000	5,181,483
1.750% due 05/15/22	1,250,000	1,252,645
1.750% due 05/15/23	5,250,000	5,207,517
1.875% due 08/31/17	400,000	409,440
1.875% due 09/30/17	1,600,000	1,638,854
1.875% due 10/31/17	1,700,000	1,742,014
1.875% due 06/30/20	4,200,000	4,300,460
2.000% due 07/31/20	3,000,000	3,089,493
2.000% due 09/30/20	2,500,000	2,573,112
2.000% due 08/31/21	3,000,000	3,067,599
2.000% due 11/15/21	2,000,000	2,041,758
2.000% due 02/15/22	1,100,000	1,122,724
2.000% due 02/15/23	6,950,000	7,044,569
2.125% due 08/15/21	2,200,000	2,265,098
2.250% due 07/31/18	1,400,000	1,453,648
2.250% due 04/30/21	3,000,000	3,114,219
2.250% due 11/15/24	2,000,000	2,038,528
2.375% due 07/31/17	1,400,000	1,445,436
2.375% due 06/30/18	1,500,000	1,561,446
2.375% due 08/15/24	10,300,000	10,613,892
2.500% due 06/30/17	800,000	826,547
2.500% due 08/15/23	4,450,000	4,653,814
2.625% due 01/31/18	1,000,000	1,042,826
2.625% due 08/15/20	1,800,000	1,905,410
2.625% due 11/15/20	2,000,000	2,115,248
2.750% due 11/30/16	500,000	513,493
2.750% due 05/31/17	900,000	932,473
2.750% due 12/31/17	1,000,000	1,044,935
2.750% due 02/28/18	1,100,000	1,151,964
2.750% due 02/15/19	1,350,000	1,425,700
2.750% due 11/15/23	6,600,000	7,030,030
2.750% due 02/15/24	5,000,000	5,316,665
2.875% due 03/31/18	1,000,000	1,051,693
3.000% due 02/28/17	1,200,000	1,242,679
3.125% due 01/31/17	950,000	983,516
3.125% due 05/15/21	1,750,000	1,898,179
3.375% due 11/15/19	1,750,000	1,901,347
3.625% due 02/15/21	1,000,000	1,109,837
3.750% due 11/15/18	2,475,000	2,688,162
3.875% due 05/15/18	1,200,000	1,295,368
4.000% due 08/15/18	1,050,000	1,143,632
4.250% due 11/15/17	900,000	967,412
4.500% due 05/15/17	1,000,000	1,063,783

		255,851,134

Total U.S. Treasury Obligations (Cost $290,110,811)		296,367,252

FOREIGN GOVERNMENT BONDS & NOTES - 1.8%

Brazilian Government (Brazil)
2.625% due 01/05/23	250,000	203,125
4.250% due 01/07/25	400,000	350,500
5.625% due 01/07/41	25,000	20,375
7.125% due 01/20/37	200,000	188,000
8.000% due 01/15/18	69,445	73,091
8.250% due 01/20/34	100,000	103,750
8.750% due 02/04/25	81,000	94,972
8.875% due 10/14/19	100,000	115,750
10.125% due 05/15/27	52,000	67,470
Canada Government (Canada) 1.625% due 02/27/19	550,000	558,571
Chile Government (Chile) 2.250% due 10/30/22	150,000	144,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Colombia Government (Colombia)
4.375% due 07/12/21	$300,000	$306,300
5.000% due 06/15/45	300,000	258,000
7.375% due 01/27/17	400,000	431,000
7.375% due 03/18/19	100,000	113,500
Export Development Canada (Canada)
0.750% due 12/15/17	125,000	124,784
0.875% due 01/30/17	100,000	100,336
1.250% due 10/26/16	100,000	100,847
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	132,543
Israel Government (Israel) 5.125% due 03/26/19	300,000	335,820
Israel Government AID 5.500% due 04/26/24	25,000	31,012
Italy Government (Italy) 6.875% due 09/27/23	150,000	190,879
Japan Bank for International Cooperation (Japan)
1.750% due 07/31/18	200,000	202,821
2.125% due 02/07/19	200,000	204,746
3.375% due 07/31/23	200,000	216,796
Japan Finance Organization for Municipalities (Japan) 5.000% due 05/16/17	100,000	106,346
Mexico Government (Mexico)
3.500% due 01/21/21	90,000	91,800
3.625% due 03/15/22	296,000	299,404
4.000% due 10/02/23	550,000	561,550
4.600% due 01/23/46	500,000	446,875
4.750% due 03/08/44	264,000	241,560
5.625% due 01/15/17	100,000	106,250
6.750% due 09/27/34	225,000	270,000
Panama Government (Panama)
4.000% due 09/22/24	200,000	198,250
6.700% due 01/26/36	100,000	119,500
8.875% due 09/30/27	100,000	138,000
Peruvian Government (Peru)
7.125% due 03/30/19	200,000	231,500
8.750% due 11/21/33	200,000	282,500
Philippine Government (Philippines)
3.950% due 01/20/40	300,000	304,066
4.000% due 01/15/21	325,000	350,178
6.375% due 10/23/34	250,000	327,742
7.750% due 01/14/31	200,000	284,194
Poland Government (Poland)
3.000% due 03/17/23	150,000	150,098
4.000% due 01/22/24	150,000	158,921
6.375% due 07/15/19	200,000	232,032
Province of British Columbia (Canada)
1.200% due 04/25/17	100,000	100,709
2.000% due 10/23/22	100,000	99,805
2.650% due 09/22/21	100,000	104,558
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	100,729
Province of Ontario (Canada)
1.100% due 10/25/17	250,000	250,431
1.200% due 02/14/18	125,000	125,329
2.000% due 09/27/18	125,000	127,633
4.000% due 10/07/19	150,000	163,709
4.400% due 04/14/20	250,000	278,997
Province of Quebec (Canada)
2.750% due 08/25/21	100,000	103,597
3.500% due 07/29/20	100,000	107,957
5.125% due 11/14/16	100,000	104,951
7.500% due 07/15/23	100,000	134,050
7.500% due 09/15/29	75,000	111,407
Republic of Korea (South Korea) 7.125% due 04/16/19	100,000	118,220

	Principal Amount	Value
South Africa Government (South Africa)
4.665% due 01/17/24	$100,000	$99,325
6.250% due 03/08/41	200,000	211,750
6.875% due 05/27/19	100,000	111,729
Turkey Government (Turkey)
4.875% due 04/16/43	600,000	501,750
5.750% due 03/22/24	200,000	207,760
6.750% due 04/03/18	350,000	378,560
6.875% due 03/17/36	200,000	216,900
7.000% due 06/05/20	100,000	110,750
7.250% due 03/05/38	200,000	226,375
7.375% due 02/05/25	400,000	458,350
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	304,750
Uruguay Government (Uruguay)
4.125% due 11/20/45	143,467	114,056
5.100% due 06/18/50	200,000	176,000

Total Foreign Government Bonds & Notes (Cost $15,126,014)		14,720,266

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH ‘B’
6.449% due 02/15/44	25,000	29,879
8.084% due 02/15/50	300,000	436,650
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	33,325
7.043% due 04/01/50	50,000	68,913
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	31,387
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	112,131
City of Chicago IL ‘B’
7.375% due 01/01/33	35,000	35,841
7.750% due 01/01/42	50,000	50,115
City of Houston TX Utility System Revenue ‘B’ 3.828% due 05/15/28	200,000	209,924
City of New York NY 5.517% due 10/01/37	40,000	47,405
City of New York NY ‘D’ 5.985% due 12/01/36	100,000	120,334
City of San Francisco CA Public Utilities Commission Water Revenue 6.000% due 11/01/40	25,000	30,351
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	113,898
5.456% due 12/01/39	25,000	30,084
Commonwealth of Pennsylvania 5.450% due 02/15/30	500,000	573,790
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	171,292
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	58,782
Denver City & County School District No. 1 CO ‘C’ 5.664% due 12/01/33	100,000	121,425
Illinois State Toll Highway Authority ‘B’ 5.851% due 12/01/34	25,000	30,875
Los Angeles Unified School District CA
5.750% due 07/01/34	300,000	360,189
6.758% due 07/01/34	100,000	132,082
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	30,010
6.668% due 11/15/39	55,000	71,430
Metropolitan Transportation Authority NY ‘A2’ 6.089% due 11/15/40	200,000	254,120

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Municipal Electric Authority of Georgia
6.637% due 04/01/57	$25,000	$29,329
6.655% due 04/01/57	100,000	117,541
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	141,441
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	156,423
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	134,709
New York City Transitional Finance Authority NY 5.572% due 11/01/38	30,000	36,276
New York City Water & Sewer System
5.952% due 06/15/42	50,000	63,947
6.011% due 06/15/42	10,000	12,839
New York State Dormitory Authority 5.500% due 03/15/30	240,000	279,540
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,412
Orange County Local Transportation Authority CA ‘A’ 6.908% due 02/15/41	100,000	134,879
Pennsylvania Turnpike Commission 6.105% due 12/01/39	25,000	31,510
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	88,869
Philadelphia Authority for Industrial Development PA 3.964% due 04/15/26	55,000	55,140
Port Authority of New York & New Jersey
4.458% due 10/01/62	100,000	96,862
5.647% due 11/01/40	150,000	178,723
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	63,536
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	102,135
State of California
5.750% due 03/01/17	50,000	53,576
6.200% due 10/01/19	25,000	29,406
7.300% due 10/01/39	100,000	138,651
7.500% due 04/01/34	50,000	70,104
7.550% due 04/01/39	150,000	216,210

	Principal Amount	Value
7.600% due 11/01/40	$270,000	$395,412
7.625% due 03/01/40	40,000	57,435
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	55,471
State of Connecticut Special Tax Revenue ‘B’ 5.459% due 11/01/30	50,000	58,978
State of Illinois
5.665% due 03/01/18	200,000	213,158
6.725% due 04/01/35	100,000	103,657
State of Texas 5.517% due 04/01/39	100,000	126,593
State of Utah ‘D’ 4.554% due 07/01/24	15,000	17,176
State of Washington ‘D’ 5.481% due 08/01/39	25,000	30,461
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	28,629
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	340,491
University of California
4.131% due 05/15/45	400,000	394,616
4.767% due 05/15/15	75,000	70,600
4.858% due 05/15/12	100,000	95,045

Total Municipal Bonds (Cost $6,971,219)		7,404,012

	Shares

SHORT-TERM INVESTMENT - 4.9%

Money Market Fund - 4.9%

Federated Prime Obligations Fund	39,706,580	39,706,580

Total Short-Term Investment (Cost $39,706,580)		39,706,580

TOTAL INVESTMENTS - 103.8% (Cost $837,891,536)		847,946,139

OTHER ASSETS & LIABILITIES, NET - (3.8%)		(30,673,128)

NET ASSETS - 100.0%		$817,273,011

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$217,422,915	$-	$217,422,915	$-
	Mortgage-Backed Securities	246,046,206	-	246,046,206	-
	Asset-Backed Securities	3,272,689	-	3,272,689	-
	U.S. Government Agency Issues	23,006,219	-	23,006,219	-
	U.S. Treasury Obligations	296,367,252	-	296,367,252	-
	Foreign Government Bonds & Notes	14,720,266	-	14,720,266	-
	Municipal Bonds	7,404,012	-	7,404,012	-
	Short-Term Investment	39,706,580	39,706,580	-	-

	Total	$847,946,139	$39,706,580	$808,239,559	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.1%

Consumer Discretionary - 21.0%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$70,000	$54,250
Acosta Inc 7.750% due 10/01/22 ~	80,000	75,400
Affinion Group Inc 7.875% due 12/15/18	100,000	74,000
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	192,500
Altice Finco SA (Luxembourg) 8.125% due 01/15/24 ~	200,000	191,000
9.875% due 12/15/20 ~	100,000	107,250
Altice SA (Luxembourg) 7.750% due 05/15/22 ~	400,000	365,000
Altice US Finance I Corp 5.375% due 07/15/23 ~	200,000	192,500
AMC Entertainment Inc 5.875% due 02/15/22	100,000	101,000
AMC Networks Inc 4.750% due 12/15/22	68,000	64,345
7.750% due 07/15/21	100,000	106,260
American Axle & Manufacturing Inc 6.625% due 10/15/22	200,000	202,000
American Tire Distributors Inc 10.250% due 03/01/22 ~	47,000	48,175
Ancestry.com Inc 11.000% due 12/15/20	100,000	110,000
Aramark Services Inc 5.750% due 03/15/20	114,000	118,543
Argos Merger Sub Inc 7.125% due 03/15/23 ~	267,000	270,671
Beazer Homes USA Inc 5.750% due 06/15/19	100,000	94,250
9.125% due 05/15/19	50,000	51,250
Boyd Gaming Corp 6.875% due 05/15/23	187,000	190,740
Brookfield Residential Properties Inc (Canada) 6.125% due 07/01/22 ~	100,000	95,750
6.500% due 12/15/20 ~	40,000	39,700
Cablevision Systems Corp 5.875% due 09/15/22	100,000	76,000
7.750% due 04/15/18	100,000	100,000
8.000% due 04/15/20	100,000	89,000
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	100,000	95,500
11.000% due 10/01/21	200,000	182,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	50,000	39,375
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	101,250
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	105,750
CCO Holdings LLC
5.125% due 02/15/23	125,000	115,625
5.125% due 05/01/23 ~	200,000	184,624
5.250% due 03/15/21	100,000	98,738
5.250% due 09/30/22	100,000	94,000
5.375% due 05/01/25 ~	100,000	91,375
5.750% due 09/01/23	50,000	47,688
5.750% due 01/15/24	100,000	95,750
5.875% due 05/01/27 ~	100,000	93,000
6.500% due 04/30/21	100,000	100,688
7.000% due 01/15/19	86,000	87,828
7.375% due 06/01/20	50,000	52,060

	Principal Amount	Value
Cedar Fair LP 5.250% due 03/15/21	$50,000	$50,875
Century Intermediate Holding Co 2 9.750% PIK due 02/15/19 ~	100,000	103,125
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	144,000	127,260
6.375% due 09/15/20 ~	117,000	110,857
CHC Helicopter SA (Canada) 9.250% due 10/15/20	90,000	50,850
Chinos Intermediate Holdings A Inc 7.750% PIK due 05/01/19 ~	50,000	19,375
Choice Hotels International Inc 5.750% due 07/01/22	50,000	53,625
Cinemark USA Inc 4.875% due 06/01/23	125,000	120,156
Claire’s Stores Inc 8.875% due 03/15/19	50,000	20,000
9.000% due 03/15/19 ~	150,000	120,375
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	307,000	308,550
7.625% due 03/15/20	200,000	201,250
CST Brands Inc 5.000% due 05/01/23	50,000	49,875
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	72,125
Dana Holding Corp 5.375% due 09/15/21	50,000	49,438
5.500% due 12/15/24	100,000	96,750
DISH DBS Corp 4.250% due 04/01/18	167,000	162,616
4.625% due 07/15/17	150,000	150,097
5.000% due 03/15/23	100,000	84,000
5.125% due 05/01/20	100,000	93,000
5.875% due 07/15/22	200,000	177,000
5.875% due 11/15/24	265,000	225,912
6.750% due 06/01/21	200,000	191,500
Dollar Tree Inc 5250% due 03/01/20 ~	10,000	10,304
5750% due 03/01/23 ~	295,000	307,537
DR Horton Inc 3.750% due 03/01/19	110,000	110,962
4.000% due 02/15/20	100,000	101,000
4.375% due 09/15/22	100,000	99,750
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	91,000
FCA US LLC 8.250% due 06/15/21	250,000	265,925
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	191,000
5.250% due 04/15/23	250,000	234,375
GameStop Corp 5.500% due 10/01/19 ~	50,000	51,703
Getty Images Inc 7.000% due 10/15/20 ~	100,000	29,750
Gibson Brands Inc 8.875% due 08/01/18 ~	50,000	44,375
GLP Capital LP 4.375% due 11/01/18	111,000	112,387
4.875% due 11/01/20	72,000	73,260
5.375% due 11/01/23	26,000	26,520
Gray Television Inc 7.500% due 10/01/20	100,000	102,875
Group 1 Automotive Inc 5.000% due 06/01/22	65,000	64,350
Guitar Center Inc 6.500% due 04/15/19 ~	55,000	50,875
Hanesbrands Inc 6.375% due 12/15/20	100,000	103,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Hilton Worldwide Finance LLC 5.625% due 10/15/21	$163,000	$169,112
Icahn Enterprises LP 3.500% due 03/15/17	100,000	100,562
4.875% due 03/15/19	100,000	100,400
5.875% due 02/01/22	100,000	101,000
6.000% due 08/01/20	240,000	248,100
iHeartCommunications Inc 9.000% due 12/15/19	200,000	171,750
9.000% due 03/01/21	150,000	125,625
9.000% due 09/15/22	115,000	94,731
10.000% due 01/15/18	140,000	74,725
10.625% due 03/15/23	150,000	127,125
11.250% due 03/01/21	100,000	86,375
Interactive Data Corp 5.875% due 04/15/19 ~	50,000	50,250
International Game Technology PLC 5.625% due 02/15/20 ~	200,000	195,000
6.250% due 02/15/22 ~	200,000	187,000
6.500% due 02/15/25 ~	100,000	90,500
Isle of Capri Casinos Inc 5.875% due 03/15/21	150,000	155,250
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	196,530
Jarden Corp 7.500% due 05/01/17	75,000	80,438
JC Penney Corp Inc 5.650% due 06/01/20	150,000	135,750
6.375% due 10/15/36	51,000	35,700
7.400% due 04/01/37	63,000	48,983
Jo-Ann Stores LLC 8.125% due 03/15/19 ~	50,000	46,500
K Hovnanian Enterprises Inc 9.125% due 11/15/20 ~	100,000	88,000
KB Home 4.750% due 05/15/19	200,000	193,250
7.000% due 12/15/21	100,000	100,750
L Brands Inc 5.625% due 02/15/22	50,000	53,063
5.625% due 10/15/23	100,000	106,750
6.625% due 04/01/21	50,000	55,750
6.900% due 07/15/17	50,000	54,125
7.600% due 07/15/37	100,000	110,750
8.500% due 06/15/19	100,000	117,250
Lamar Media Corp 5.000% due 05/01/23	100,000	99,000
5.375% due 01/15/24	45,000	45,675
Landry’s Inc 9.375% due 05/01/20 ~	100,000	107,125
Laureate Education Inc 9.250% due 09/01/19 ~	213,000	168,004
Lear Corp 4.750% due 01/15/23	100,000	98,500
5.250% due 01/15/25	50,000	49,250
Lennar Corp 4.500% due 06/15/19	40,000	40,640
4.500% due 11/15/19	100,000	101,350
4.750% due 12/15/17	100,000	103,187
4.750% due 11/15/22	100,000	97,580
4.750% due 05/30/25	100,000	96,000
Levi Strauss & Co 5.000% due 05/01/25	240,000	236,400
Liberty Interactive LLC 8.250% due 02/01/30	100,000	103,500
LIN Television Corp 5.875% due 11/15/22 ~	100,000	99,500
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	50,000	49,250

	Principal Amount	Value
LKQ Corp 4.750% due 05/15/23	$100,000	$96,750
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	95,000
McGraw-Hill Global Education Holdings LLC 9.750% due 04/01/21	100,000	109,750
MDC Holdings Inc 5.500% due 01/15/24	100,000	101,500
MDC Partners Inc 6.750% due 04/01/20 ~	77,000	76,326
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	95,000
Meritage Homes Corp 6.000% due 06/01/25	200,000	202,000
MGM Resorts International 6.000% due 03/15/23	100,000	97,250
6.625% due 12/15/21	119,000	122,570
6.750% due 10/01/20	100,000	103,750
7.625% due 01/15/17	100,000	105,000
7.750% due 03/15/22	100,000	106,875
8.625% due 02/01/19	250,000	275,625
10.000% due 11/01/16	50,000	53,625
MHGE Parent LLC 8.500% due 08/01/19 ~	90,000	89,888
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	52,375
Mohegan Tribal Gaming Authority 9.750% due 09/01/21	80,000	81,800
MPG Holdco I Inc 7.375% due 10/15/22	130,000	135,850
National CineMedia LLC 6.000% due 04/15/22	50,000	50,750
NCL Corp Ltd 5.250% due 11/15/19 ~	55,000	56,341
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	27,000	27,945
8.750% PIK due 10/15/21 ~	114,000	117,990
Neptune Finco Corp (Netherlands) 10.125% due 01/15/23 ~ #	300,000	303,375
10.875% due 10/15/25 ~ #	200,000	202,500
Netflix Inc 5.375% due 02/01/21	99,000	103,207
5.500% due 02/15/22 ~	50,000	50,750
5.875% due 02/15/25 ~	75,000	77,438
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	156,000	152,911
6.000% due 04/01/22 ~	300,000	305,250
Nexstar Broadcasting Inc 6.875% due 11/15/20	100,000	103,375
Nine West Holdings Inc 6.125% due 11/15/34	50,000	18,500
8.250% due 03/15/19 ~	100,000	46,500
Numericable-SFR SAS (France) 4.875% due 05/15/19 ~	250,000	242,500
6.000% due 05/15/22 ~	300,000	289,875
6.250% due 05/15/24 ~	150,000	145,125
Outerwall Inc 5.875% due 06/15/21	100,000	94,125
Penn National Gaming Inc 5.875% due 11/01/21	50,000	50,688
Penske Automotive Group Inc 5.750% due 10/01/22	100,000	100,750
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	50,000	50,875
Petco Holdings Inc 8.500% PIK due 10/15/17 ~	100,000	101,000
Pinnacle Entertainment Inc 6.375% due 08/01/21	113,000	120,156
7.500% due 04/15/21	70,000	73,325
7.750% due 04/01/22	100,000	110,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Pittsburgh Glass Works LLC 8.000% due 11/15/18 ~	$127,000	$132,080
PulteGroup Inc 6.000% due 02/15/35	100,000	98,500
PVH Corp 4.500% due 12/15/22	56,000	54,460
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	98,875
Radio One Inc 7.375% due 04/15/22 ~	100,000	93,375
Regal Entertainment Group
5.750% due 03/15/22	54,000	53,258
5.750% due 02/01/25	100,000	94,875
Rent-A-Center Inc 6.625% due 11/15/20	100,000	98,500
Royal Caribbean Cruises Ltd 5.250% due 11/15/22	100,000	105,000
RSI Home Products Inc 6.500% due 03/15/23 ~	67,000	67,335
Sabre GLBL Inc 5.375% due 04/15/23 ~	47,000	46,530
Sally Holdings LLC
5.750% due 06/01/22	150,000	157,125
6.875% due 11/15/19	100,000	104,250
Scientific Games Corp 8.125% due 09/15/18	100,000	93,500
Scientific Games International Inc
7.000% due 01/01/22 ~	100,000	99,250
10.000% due 12/01/22	200,000	175,000
Serta Simmons Bedding LLC 8.125% due 10/01/20 ~	100,000	105,375
Service Corp International
4.500% due 11/15/20	100,000	102,000
5.375% due 05/15/24	115,000	120,319
Shea Homes LP 5.875% due 04/01/23 ~	100,000	102,750
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	98,125
5.625% due 08/01/24 ~	95,000	86,688
Sirius XM Radio Inc
4.250% due 05/15/20 ~	80,000	78,400
4.625% due 05/15/23 ~	80,000	75,100
5.750% due 08/01/21 ~	100,000	100,438
6.000% due 07/15/24 ~	195,000	196,462
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	74,000	74,370
Sonic Automotive Inc 5.000% due 05/15/23	100,000	96,250
Spanish Broadcasting System Inc 12.500% due 04/15/17 ~	100,000	102,375
Standard Pacific Corp
8.375% due 05/15/18	75,000	84,750
8.375% due 01/15/21	100,000	118,000
Starz LLC 5.000% due 09/15/19	100,000	99,750
Station Casinos LLC 7.500% due 03/01/21	100,000	104,500
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	100,000	100,000
TEGNA Inc
4.875% due 09/15/21 ~	200,000	196,500
5.125% due 07/15/20	88,000	89,760
6.375% due 10/15/23	150,000	157,875
Tenneco Inc
5.375% due 12/15/24	25,000	25,781
6.875% due 12/15/20	100,000	104,000
The Goodyear Tire & Rubber Co
6.500% due 03/01/21	100,000	105,125
7.000% due 05/15/22	100,000	106,625
8.250% due 08/15/20	100,000	104,500

	Principal Amount	Value
The Gymboree Corp 9.125% due 12/01/18	$50,000	$16,000
The McClatchy Co 9.000% due 12/15/22	146,000	131,947
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	72,459
The Ryland Group Inc 6.625% due 05/01/20	50,000	54,625
The William Carter Co 5.250% due 08/15/21	50,000	51,750
Time Inc 5.750% due 04/15/22 ~	67,000	62,980
Toll Brothers Finance Corp
4.375% due 04/15/23	100,000	98,750
8.910% due 10/15/17	100,000	112,750
Toys R Us Inc 10.375% due 08/15/17	100,000	78,500
Toys R Us Property Co II LLC 8.500% due 12/01/17	125,000	120,312
TRI Pointe Holdings Inc 5.875% due 06/15/24	100,000	98,500
Tribune Media Co 5.875% due 07/15/22 ~	175,000	170,187
Unitymedia Hessen GmbH & Co KG (Germany) 5.500% due 01/15/23 ~	200,000	200,500
Univision Communications Inc
5.125% due 05/15/23 ~	100,000	95,500
5.125% due 02/15/25 ~	199,000	187,060
6.750% due 09/15/22 ~	90,000	93,488
8.500% due 05/15/21 ~	100,000	104,375
Videotron Ltd (Canada) 5.375% due 06/15/24 ~	100,000	98,750
Viking Cruises Ltd 8.500% due 10/15/22 ~	45,000	49,500
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	235,625
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	270,000	272,700
Visant Corp 10.000% due 10/01/17	50,000	41,125
Vista Outdoor Inc 5.875% due 10/01/23 ~	100,000	102,000
WideOpenWest Finance LLC 10.250% due 07/15/19	82,000	82,923
William Lyon Homes Inc 7.000% due 08/15/22	100,000	103,250
WMG Acquisition Corp
6.000% due 01/15/21 ~	100,000	100,500
6.750% due 04/15/22 ~	150,000	142,125
Wolverine World Wide Inc 6.125% due 10/15/20	100,000	104,375
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	83,000
5.375% due 03/15/22	50,000	46,250
5.500% due 03/01/25 ~	150,000	129,187

		26,946,733

Consumer Staples - 4.7%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	53,000	56,991
Alliance One International Inc 9.875% due 07/15/21	100,000	85,875
Avon Products Inc 6.750% due 03/15/23	200,000	143,750
B&G Foods Inc 4.625% due 06/01/21	63,000	60,874
BI-LO LLC 8.625% PIK due 09/15/18 ~	100,000	90,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Bumble Bee Holdings Inc (Luxembourg) 9.000% due 12/15/17 ~	$20,000	$20,450
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	91,500
Central Garden & Pet Co 8.250% due 03/01/18	44,000	44,660
Chiquita Brands International Inc 7.875% due 02/01/21	45,000	47,981
Constellation Brands Inc 3.750% due 05/01/21	64,000	63,680
4.250% due 05/01/23	125,000	124,844
6.000% due 05/01/22	100,000	109,500
7.250% due 05/15/17	100,000	107,500
Cott Beverages Inc (Canada) 5.375% due 07/01/22	65,000	63,131
6.750% due 01/01/20	80,000	82,400
Darling Ingredients Inc 5.375% due 01/15/22	53,000	52,139
Dean Foods Co 6.500% due 03/15/23 ~	93,000	94,628
DS Services of America Inc 10.000% due 09/01/21 ~	100,000	115,375
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	153,731
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	159,129
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	135,575
HRG Group Inc 7.875% due 07/15/19	120,000	124,800
Ingles Markets Inc 5.750% due 06/15/23	100,000	103,250
Innovation Ventures LLC 9.500% due 08/15/19 ~	45,000	46,350
JBS USA LLC (Brazil) 5.875% due 07/15/24 ~	250,000	235,000
8.250% due 02/01/20 ~	150,000	157,125
NBTY Inc 9.000% due 10/01/18	50,000	51,250
New Albertsons Inc 7.450% due 08/01/29	100,000	98,500
7.750% due 06/15/26	100,000	96,000
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	44,000	43,340
Post Holdings Inc 6.000% due 12/15/22 ~	55,000	52,869
6.750% due 12/01/21 ~	120,000	120,300
7.375% due 02/15/22	150,000	153,187
7.750% due 03/15/24 ~	160,000	164,400
Revlon Consumer Products Corp 5.750% due 02/15/21	50,000	48,750
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	235,000	237,937
6.875% due 02/15/21	150,000	155,062
7.125% due 04/15/19	100,000	101,812
7.875% due 08/15/19	100,000	104,075
8.500% due 05/15/18	100,000	100,937
9.875% due 08/15/19	100,000	103,687
Rite Aid Corp 6.125% due 04/01/23 ~	190,000	189,287
6.750% due 06/15/21	100,000	102,750
9.250% due 03/15/20	100,000	106,500
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	92,625
Smithfield Foods Inc 5.250% due 08/01/18 ~	37,000	37,648
5.875% due 08/01/21 ~	2,000	2,055
6.625% due 08/15/22	100,000	105,750
7.750% due 07/01/17	50,000	53,875

	Principal Amount	Value
Spectrum Brands Inc 5.750% due 07/15/25 ~	$199,000	$203,975
6.625% due 11/15/22	100,000	106,250
SUPERVALU Inc 7.750% due 11/15/22	50,000	50,250
Tesco PLC (United Kingdom) 5.500% due 11/15/17 ~	200,000	212,370
The Sun Products Corp 7.750% due 03/15/21 ~	100,000	85,500
The WhiteWave Foods Co 5.375% due 10/01/22	40,000	41,600
Tops Holding LLC 8.000% due 06/15/22 ~	133,000	133,665
TreeHouse Foods Inc 4.875% due 03/15/22	100,000	95,750
US Foods Inc 8.500% due 06/30/19	150,000	155,625
Vector Group Ltd 7.750% due 02/15/21	50,000	52,938
Wells Enterprises Inc 6.750% due 02/01/20 ~	26,000	26,585

		6,057,842

Energy - 12.1%

Alta Mesa Holdings LP 9.625% due 10/15/18	50,000	26,625
American Energy-Permian Basin LLC 7.125% due 11/01/20 ~	65,000	38,350
7.375% due 11/01/21 ~	50,000	29,250
Antero Resources Corp 5.125% due 12/01/22	100,000	86,500
5.375% due 11/01/21	75,000	66,375
5.625% due 06/01/23 ~	100,000	88,250
6.000% due 12/01/20	79,000	73,470
Arch Coal Inc 8.000% due 01/15/19 ~	64,000	7,360
Atlas Energy Holdings Operating Co LLC 7.750% due 01/15/21	100,000	42,500
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	40,375
Basic Energy Services Inc 7.750% due 10/15/22	100,000	47,250
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	79,500
Berry Petroleum Co LLC 6.375% due 09/15/22	50,000	15,219
6.750% due 11/01/20	50,000	17,750
Bill Barrett Corp 7.625% due 10/01/19	75,000	54,375
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	128,000	122,240
Bonanza Creek Energy Inc 6.750% due 04/15/21	75,000	52,875
BreitBurn Energy Partners LP 7.875% due 04/15/22	134,000	48,575
Bristow Group Inc 6.250% due 10/15/22	50,000	43,250
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	44,100
California Resources Corp 5.000% due 01/15/20	100,000	64,812
5.500% due 09/15/21	215,000	132,225
6.000% due 11/15/24	150,000	90,562
Calumet Specialty Products Partners LP 6.500% due 04/15/21	190,000	171,950
Carrizo Oil & Gas Inc 6.250% due 04/15/23	220,000	194,150
CGG SA (France) 6.875% due 01/15/22	100,000	56,000
Chaparral Energy Inc 9.875% due 10/01/20	100,000	31,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Chesapeake Energy Corp 4.875% due 04/15/22	$150,000	$98,625
5.375% due 06/15/21	75,000	50,438
5.750% due 03/15/23	100,000	65,719
6.125% due 02/15/21	200,000	140,375
6.500% due 08/15/17	150,000	135,750
6.625% due 08/15/20	100,000	74,812
Clayton Williams Energy Inc 7.750% due 04/01/19	50,000	42,563
Cloud Peak Energy Resources LLC 6.375% due 03/15/24	100,000	55,500
Comstock Resources Inc 7.750% due 04/01/19	120,000	30,600
10.000% due 03/15/20 ~	100,000	70,000
Concho Resources Inc 5.500% due 04/01/23	100,000	95,500
6.500% due 01/15/22	200,000	197,250
CONSOL Energy Inc 5.875% due 04/15/22	200,000	135,500
8.000% due 04/01/23 ~	75,000	53,955
Crestwood Midstream Partners LP 6.000% due 12/15/20	27,000	24,368
6.125% due 03/01/22	107,000	93,165
CrownRock LP 7.750% due 02/15/23 ~	100,000	98,500
CSI Compressco LP 7.250% due 08/15/22	50,000	41,000
CVR Refining LLC 6.500% due 11/01/22	100,000	97,400
DCP Midstream LLC 5.350% due 03/15/20 ~	200,000	194,348
5.850% due 05/21/43 § ~	100,000	80,500
DCP Midstream Operating LP 3.875% due 03/15/23	100,000	83,812
5.600% due 04/01/44	100,000	81,489
Denbury Resources Inc 4.625% due 07/15/23	52,000	28,340
5.500% due 05/01/22	100,000	59,750
6.375% due 08/15/21	100,000	63,500
Diamondback Energy Inc 7.625% due 10/01/21	50,000	52,750
Drill Rigs Holdings Inc (Cyprus) 6.500% due 10/01/17 ~	56,000	43,190
Eclipse Resources Corp 8.875% due 07/15/23 ~	100,000	81,000
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	46,500
Energy Transfer Equity LP 5.500% due 06/01/27	95,000	79,325
5.875% due 01/15/24	100,000	90,500
7.500% due 10/15/20	145,000	146,812
Energy XXI Gulf Coast Inc 7.500% due 12/15/21	140,000	18,900
9.250% due 12/15/17	100,000	21,500
11.000% due 03/15/20 ~	100,000	47,500
EP Energy LLC 6.375% due 06/15/23	168,000	125,160
9.375% due 05/01/20	150,000	129,750
EXCO Resources Inc 7.500% due 09/15/18	35,000	9,363
8.500% due 04/15/22	100,000	28,750
Exterran Holdings Inc 7.250% due 12/01/18	50,000	49,250
Exterran Partners LP 6.000% due 10/01/22	100,000	84,250
Foresight Energy LLC 7.875% due 08/15/21 ~	83,000	65,578
FTS International Inc 6.250% due 05/01/22	55,000	17,325

	Principal Amount	Value
Gastar Exploration Inc 8.625% due 05/15/18	$50,000	$31,750
Genesis Energy LP 5.750% due 02/15/21	100,000	91,500
6.000% due 05/15/23	50,000	44,250
6.750% due 08/01/22	100,000	94,350
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	92,000	88,895
Global Partners LP 7.000% due 06/15/23 ~	100,000	93,750
Gulfmark Offshore Inc 6.375% due 03/15/22	150,000	90,375
Gulfport Energy Corp 7.750% due 11/01/20	100,000	98,750
Halcon Resources Corp 8.625% due 02/01/20 ~	129,000	107,715
Harvest Operations Corp (South Korea) 6.875% due 10/01/17	50,000	43,500
Hilcorp Energy I LP 5.000% due 12/01/24 ~	55,000	47,025
5.750% due 10/01/25 ~	67,000	59,295
7.625% due 04/15/21 ~	50,000	49,250
Holly Energy Partners LP 6.500% due 03/01/20	50,000	47,750
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	75,750
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	31,975
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	56,750
Key Energy Services Inc 6.750% due 03/01/21	100,000	35,000
Laredo Petroleum Inc 7.375% due 05/01/22	100,000	97,250
Legacy Reserves LP 6.625% due 12/01/21	100,000	68,500
Linn Energy LLC 6.250% due 11/01/19	100,000	27,000
6.500% due 05/15/19	100,000	28,000
6.500% due 09/15/21	250,000	53,125
8.625% due 04/15/20	150,000	40,875
Magnum Hunter Resources Corp 9.750% due 05/15/20	50,000	22,750
MarkWest Energy Partners LP 4.500% due 07/15/23	95,000	87,656
4.875% due 12/01/24	100,000	92,000
4.875% due 06/01/25	230,000	212,129
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	92,500
Matador Resources Co 6.875% due 04/15/23 ~	100,000	96,500
McDermott International Inc 8.000% due 05/01/21 ~	50,000	42,000
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	100,000	82,500
7.000% due 03/31/24 ~	150,000	120,735
Memorial Resource Development Corp 5.875% due 07/01/22	50,000	45,750
Midstates Petroleum Co Inc 10.000% due 06/01/20 ~	100,000	73,000
Milagro Oil & Gas Inc 10.500% due 05/15/16 * Y	50,000	15,500
Murphy Oil USA Inc 6.000% due 08/15/23	37,000	38,018
Newfield Exploration Co 5.375% due 01/01/26	127,000	116,840
5.625% due 07/01/24	56,000	53,480
5.750% due 01/30/22	100,000	97,500
NGL Energy Partners LP 6.875% due 10/15/21	100,000	94,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
NGPL PipeCo LLC 7.119% due 12/15/17 ~	$100,000	$95,500
9.625% due 06/01/19 ~	150,000	143,250
Niska Gas Storage Canada ULC 6.500% due 04/01/19	50,000	44,250
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	65,000	53,463
Northern Oil & Gas Inc 8.000% due 06/01/20	60,000	44,925
NuStar Logistics LP 4.750% due 02/01/22	100,000	88,500
6.750% due 02/01/21	100,000	99,218
Oasis Petroleum Inc 6.500% due 11/01/21	100,000	79,250
6.875% due 03/15/22	100,000	79,000
Ocean Rig UDW Inc (Cyprus) 7.250% due 04/01/19 ~	50,000	28,047
Offshore Group Investment Ltd 7.125% due 04/01/23	50,000	16,250
7.500% due 11/01/19	110,000	36,300
ONEOK Inc 4.250% due 02/01/22	100,000	85,500
7.500% due 09/01/23	60,000	57,937
Pacific Drilling SA 5.375% due 06/01/20 ~	50,000	29,750
Pacific Drilling V Ltd 7.250% due 12/01/17 ~	50,000	34,250
Paragon Offshore PLC 7.250% due 08/15/24 ~	120,000	16,800
Paramount Resources Ltd (Canada) 6.875% due 06/30/23 ~	100,000	86,500
Parker Drilling Co 6.750% due 07/15/22	50,000	39,250
Parsley Energy LLC 7.500% due 02/15/22 ~	53,000	51,675
PBF Holding Co LLC 8.250% due 02/15/20	80,000	82,240
PDC Energy Inc 7.750% due 10/15/22	100,000	99,500
Peabody Energy Corp 6.000% due 11/15/18	100,000	26,500
6.250% due 11/15/21	200,000	42,000
10.000% due 03/15/22 ~	100,000	38,125
Penn Virginia Corp 7.250% due 04/15/19	100,000	23,000
PHI Inc 5.250% due 03/15/19	50,000	43,250
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	28,500
Precision Drilling Corp (Canada) 5.250% due 11/15/24	50,000	40,000
6.625% due 11/15/20	100,000	87,750
Puma International Financing SA (Singapore) 6.750% due 02/01/21 ~	100,000	99,250
QEP Resources Inc 5.250% due 05/01/23	109,000	91,669
6.875% due 03/01/21	50,000	46,250
Range Resources Corp 4.875% due 05/15/25 ~	88,000	78,650
5.000% due 03/15/23	260,000	231,237
Rex Energy Corp 6.250% due 08/01/22	100,000	40,500
Rice Energy Inc 6.250% due 05/01/22	175,000	156,954
Rockies Express Pipeline LLC 5.625% due 04/15/20 ~	100,000	97,500
6.000% due 01/15/19 ~	180,000	177,750
Rose Rock Mindstream LP 5.625% due 11/15/23 ~	50,000	43,750

	Principal Amount	Value
RSP Permian Inc 6.625% due 10/01/22	$40,000	$38,600
Sabine Pass Liquefaction LLC 5.625% due 04/15/23	200,000	180,500
5.625% due 03/01/25 ~	189,000	167,029
5.750% due 05/15/24	150,000	134,250
6.250% due 03/15/22	300,000	280,500
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	205,500
Sanchez Energy Corp 6.125% due 01/15/23	100,000	67,500
7.750% due 06/15/21	63,000	46,935
SandRidge Energy Inc 8.750% due 06/01/20 ~	143,000	86,962
Seadrill Ltd (United Kingdom) 6.125% due 09/15/17 ~	100,000	78,000
Seven Generations Energy Ltd (Canada) 6.750% due 05/01/23 ~	100,000	86,500
8.250% due 05/15/20 ~	50,000	47,250
Seventy Seven Operating LLC 6.625% due 11/15/19	100,000	63,000
SM Energy Co 5.000% due 01/15/24	100,000	85,125
5.625% due 06/01/25	113,000	97,462
6.500% due 01/01/23	100,000	93,500
Stone Energy Corp 7.500% due 11/15/22	100,000	62,500
Summit Midstream Holdings LLC 5.500% due 08/15/22	100,000	86,500
Sunoco LP 5.500% due 08/01/20 ~	80,000	79,200
6.375% due 04/01/23 ~	46,000	45,195
Swift Energy Co 7.125% due 06/01/17	50,000	13,500
Targa Resources Partners LP 4.125% due 11/15/19 ~	75,000	67,687
4.250% due 11/15/23	50,000	41,750
5.000% due 01/15/18 ~	175,000	167,562
5.250% due 05/01/23	77,000	68,722
6.625% due 10/01/20 ~	50,000	49,000
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	24,625
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	42,938
TerraForm Power Operating LLC 6.125% due 06/15/25 ~	150,000	130,125
Tervita Corp (Canada) 8.000% due 11/15/18 ~	33,000	24,833
10.875% due 02/15/18 ~	100,000	50,500
Tesoro Corp 5.375% due 10/01/22	100,000	98,500
Tesoro Logistics LP 5.500% due 10/15/19 ~	110,000	108,350
6.125% due 10/15/21	70,000	69,125
6.250% due 10/15/22 ~	115,000	112,700
Transocean Inc 5.550% due 12/15/16	100,000	99,125
6.000% due 03/15/18	350,000	323,531
6.800% due 03/15/38	200,000	125,000
6.875% due 12/15/21	200,000	149,000
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	50,000	21,250
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	100,000	70,500
Ultra Petroleum Corp 5.750% due 12/15/18 ~	43,000	31,175
6.125% due 10/01/24 ~	105,000	60,375
Unit Corp 6.625% due 05/15/21	75,000	61,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Vanguard Natural Resources LLC 7.875% due 04/01/20	$50,000	$30,625
W&T Offshore Inc 8.500% due 06/15/19	100,000	45,000
Whiting Canadian Holding Co ULC 8.125% due 12/01/19	100,000	97,250
Whiting Petroleum Corp 5.750% due 03/15/21	130,000	113,165
6.250% due 04/01/23	200,000	174,000
6.500% due 10/01/18	25,000	23,563
WPX Energy Inc 5.250% due 01/15/17	50,000	50,000
5.250% due 09/15/24	140,000	113,400
7.500% due 08/01/20	45,000	41,400
8.250% due 08/01/23	40,000	36,400

		15,534,087

Financials - 11.8%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	300,000	295,500
4.250% due 07/01/20	150,000	150,187
Ally Financial Inc 3.500% due 01/27/19	123,000	121,770
3.600% due 05/21/18	500,000	495,000
4.125% due 03/30/20	300,000	297,562
4.750% due 09/10/18	200,000	204,500
5.500% due 02/15/17	100,000	102,750
8.000% due 12/31/18	100,000	110,500
8.000% due 03/15/20	100,000	115,250
8.000% due 11/01/31	220,000	256,288
Barclays Bank PLC (United Kingdom) 6.860% § ± ~	150,000	170,625
BNP Paribas SA (France) 7.195% § ± ~	200,000	232,500
BPCE SA (France) 12.500% § ± ~	100,000	131,125
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	136,200
CIT Group Inc 3.875% due 02/19/19	205,000	204,359
4.250% due 08/15/17	108,000	109,620
5.000% due 05/15/17	100,000	102,438
5.000% due 08/15/22	100,000	100,125
5.000% due 08/01/23	100,000	99,625
5.250% due 03/15/18	150,000	154,500
5.375% due 05/15/20	100,000	105,000
6.625% due 04/01/18 ~	100,000	106,000
CNG Holdings Inc 9.375% due 05/15/20 ~	100,000	53,500
CNO Financial Group Inc 5.250% due 05/30/25	40,000	40,750
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	200,000	232,672
Communications Sales & Leasing Inc REIT 6.000% due 04/15/23 ~	100,000	89,250
8.250% due 10/15/23	164,000	141,040
Corrections Corp of America REIT 4.125% due 04/01/20	100,000	100,000
Credit Agricole SA (France) 6.637% § ± ~	100,000	102,975
8.375% § ± ~	100,000	114,020
Crescent Resources LLC 10.250% due 08/15/17 ~	100,000	102,625
Crown Castle International Corp REIT 4.875% due 04/15/22	100,000	104,200
5.250% due 01/15/23	100,000	106,145
DFC Finance Corp 10.500% due 06/15/20 ~	100,000	59,250
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	125,125

	Principal Amount	Value
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	$88,000	$90,640
E*TRADE Financial Corp 4.625% due 09/15/23	100,000	101,250
5.375% due 11/15/22	70,000	74,375
Enova International Inc 9.750% due 06/01/21	140,000	114,100
Equinix Inc REIT 4.875% due 04/01/20	76,000	77,710
5.375% due 01/01/22	65,000	65,000
5.375% due 04/01/23	100,000	98,310
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	150,000	148,125
FelCor Lodging LP 5.625% due 03/01/23	48,000	49,200
6.000% due 06/01/25	100,000	100,500
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	104,500
First Data Corp 5.375% due 08/15/23 ~	300,000	297,750
6.750% due 11/01/20 ~	130,000	136,175
8.250% due 01/15/21 ~	212,000	220,745
10.625% due 06/15/21	130,000	142,837
11.250% due 01/15/21	80,000	87,600
11.750% due 08/15/21	250,000	278,125
12.625% due 01/15/21	162,000	184,477
Forestar USA Real Estate Group Inc 8.500% due 06/01/22 ~	100,000	104,000
Genworth Holdings Inc 4.900% due 08/15/23	150,000	117,375
6.515% due 05/22/18	50,000	50,625
7.625% due 09/24/21	200,000	195,500
Globe Luxembourg SCA (United Kingdom) 9.625% due 05/01/18 ~	200,000	168,000
Hub Holdings LLC 8.125% PIK due 07/15/19 ~	100,000	97,000
HUB International Ltd 7.875% due 10/01/21 ~	118,000	112,985
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	200,000	197,777
Iron Mountain Inc REIT 5.750% due 08/15/24	100,000	96,875
6.000% due 10/01/20 ~	100,000	101,220
6.000% due 08/15/23	96,000	95,760
iStar Inc REIT 4.875% due 07/01/18	100,000	97,125
5.000% due 07/01/19	40,000	38,175
9.000% due 06/01/17	100,000	105,375
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	193,760
KCG Holdings Inc 6.875% due 03/15/20 ~	75,000	69,563
Kennedy-Wilson Inc 5.875% due 04/01/24	85,000	83,300
Liberty Mutual Group Inc 7.000% due 03/07/67 § ~	50,000	48,250
10.750% due 06/15/88 § ~	100,000	150,500
MPT Operating Partnership LP REIT 6.375% due 02/15/22	100,000	104,875
MSCI Inc 5.250% due 11/15/24 ~	95,000	96,544
5.750% due 08/15/25 ~	151,000	152,510
National Financial Partners Corp 9.000% due 07/15/21 ~	17,000	16,469
Nationstar Mortgage LLC 6.500% due 08/01/18	100,000	95,625
6.500% due 07/01/21	75,000	62,531
Navient Corp 4.875% due 06/17/19	150,000	136,875
5.500% due 01/15/19	100,000	93,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
5.500% due 01/25/23	$100,000	$79,562
5.625% due 08/01/33	200,000	130,500
5.875% due 03/25/21	150,000	126,469
6.125% due 03/25/24	100,000	80,250
8.000% due 03/25/20	150,000	144,000
8.450% due 06/15/18	300,000	309,186
Ocwen Financial Corp 7.125% due 05/15/19 ~	75,000	67,500
OneMain Financial Holdings Inc 6.750% due 12/15/19 ~	85,000	88,188
7.250% due 12/15/21 ~	100,000	101,750
Outfront Media Capital LLC 5.250% due 02/15/22	50,000	50,063
5.875% due 03/15/25	100,000	102,125
PHH Corp 6.375% due 08/15/21	100,000	90,500
Provident Funding Associates LP 6.750% due 06/15/21 ~	84,000	80,010
Quicken Loans Inc 5.750% due 05/01/25 ~	67,000	63,734
Radian Group Inc 5.250% due 06/15/20	100,000	99,562
RBS Capital Trust II (United Kingdom) 6.425% § ±	100,000	110,500
Realogy Group LLC 4.500% due 04/15/19 ~	70,000	70,263
7.625% due 01/15/20 ~	100,000	104,750
RHP Hotel Properties LP REIT 5.000% due 04/15/21	50,000	50,250
5.000% due 04/15/23	100,000	100,000
Royal Bank of Scotland Group PLC (United Kingdom) 5.125% due 05/28/24	250,000	252,515
6.000% due 12/19/23	100,000	106,676
6.100% due 06/10/23	100,000	107,655
6.125% due 12/15/22	170,000	183,712
7.640% § ±	100,000	107,000
7.648% § ±	50,000	62,500
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	100,000	103,419
Sabra Health Care LP REIT 5.375% due 06/01/23	50,000	51,375
Societe Generale SA (France) 5.922% § ± ~	150,000	152,250
Sophia Holding Finance LP 9.625% PIK due 12/01/18 ~	97,000	99,304
Speedy Cash Intermediate Holdings Corp 10.750% due 05/15/18 ~	50,000	39,750
Springleaf Finance Corp 6.500% due 09/15/17	100,000	104,000
6.900% due 12/15/17	150,000	157,125
7.750% due 10/01/21	125,000	133,906
Synovus Financial Corp 5.125% due 06/15/17	50,000	51,000
The Geo Group Inc REIT 5.125% due 04/01/23	100,000	99,250
5.875% due 10/15/24	50,000	50,750
The Howard Hughes Corp 6.875% due 10/01/21 ~	100,000	102,090
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	69,740
UniCredit Luxembourg Finance SA (Italy) 6.000% due 10/31/17 ~	100,000	105,052
USI Inc 7.750% due 01/15/21 ~	67,000	65,828
Vereit Operating Partnership LP REIT 2.000% due 02/06/17	100,000	98,250
3.000% due 02/06/19	100,000	95,625
Voya Financial Inc 5.650% due 05/15/53 §	100,000	101,300

	Principal Amount	Value
Walter Investment Management Corp 7.875% due 12/15/21	$100,000	$85,875
Wayne Merger Sub LLC 8.250% due 08/01/23 ~	75,000	72,000

		15,133,286

Health Care - 9.4%

Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	104,500
Alere Inc 6.500% due 06/15/20	50,000	51,000
7.250% due 07/01/18	50,000	52,188
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	57,750
Amsurg Corp 5.625% due 07/15/22	100,000	100,250
Capsugel SA 7.000% PIK due 05/15/19 ~	140,000	139,913
Centene Corp 4.750% due 05/15/22	75,000	75,000
5.750% due 06/01/17	25,000	26,156
CHS/Community Health Systems Inc 5.125% due 08/15/18	150,000	153,750
5.125% due 08/01/21	200,000	204,000
6.875% due 02/01/22	200,000	204,742
7.125% due 07/15/20	100,000	104,250
8.000% due 11/15/19	250,000	260,781
Concordia Healthcare Corp (Canada) 7.000% due 04/15/23 ~	121,000	105,875
ConvaTec Finance International SA (Luxembourg) 8.250% PIK due 01/15/19 ~	200,000	197,250
Crimson Merger Sub Inc 6.625% due 05/15/22 ~	150,000	129,375
DaVita HealthCare Partners Inc 5.000% due 05/01/25	173,000	166,512
5.125% due 07/15/24	200,000	196,775
5.750% due 08/15/22	150,000	156,562
DJO Finco Inc 8.125% due 06/15/21 ~	149,000	145,647
Endo Finance LLC 5.375% due 01/15/23 ~	100,000	96,375
5.750% due 01/15/22 ~	150,000	148,125
Endo Ltd 6.000% due 07/15/23 ~	200,000	198,500
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	74,438
ExamWorks Group Inc 5.625% due 04/15/23	12,000	12,210
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	50,000	54,125
Fresenius Medical Care US Finance II Inc (Germany) 5.625% due 07/31/19 ~	100,000	107,125
5.875% due 01/31/22 ~	100,000	107,750
6.500% due 09/15/18 ~	100,000	109,700
Fresenius US Finance II Inc 4.500% due 01/15/23 ~	100,000	100,000
Grifols Worldwide Operations Ltd (Spain) 5.250% due 04/01/22	200,000	199,000
HCA Holdings Inc 6.250% due 02/15/21	200,000	213,500
HCA Inc 3.750% due 03/15/19	190,000	189,905
4.250% due 10/15/19	100,000	101,125
4.750% due 05/01/23	150,000	150,900
5.000% due 03/15/24	150,000	150,750
5.250% due 04/15/25	100,000	102,250
5.375% due 02/01/25	450,000	447,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
5.875% due 03/15/22	$100,000	$107,500
5.875% due 05/01/23	100,000	104,000
6.500% due 02/15/20	210,000	229,425
7.500% due 02/15/22	250,000	283,125
Health Net Inc 6.375% due 06/01/17	100,000	104,526
HealthSouth Corp 5.750% due 11/01/24	50,000	49,500
5.750% due 11/01/24 ~	100,000	99,000
7.750% due 09/15/22	73,000	76,194
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	100,750
Hologic Inc 5.250% due 07/15/22 ~	190,000	192,375
Hospira Inc 6.050% due 03/30/17	100,000	106,812
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	103,125
IMS Health Inc 6.000% due 11/01/20 ~	50,000	51,375
inVentiv Health Inc 9.000% due 01/15/18 ~	130,000	134,469
10.000% PIK due 08/15/18 ~	32,584	32,503
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	117,975
JLL/Delta Dutch Pledgeco BV (Netherlands) 8.750% PIK due 05/01/20 ~	100,000	100,875
Kindred Healthcare Inc 6.375% due 04/15/22	100,000	99,625
8.000% due 01/15/20 ~	70,000	74,375
Kinetic Concepts Inc 10.500% due 11/01/18	150,000	157,387
12.500% due 11/01/19	50,000	53,188
LifePoint Health Inc 5.500% due 12/01/21	135,000	136,519
6.625% due 10/01/20	50,000	51,961
Mallinckrodt International Finance SA 4.750% due 04/15/23	68,000	59,118
4.875% due 04/15/20 ~	129,000	123,679
5.500% due 04/15/25 ~	128,000	114,560
5.625% due 10/15/23 ~	40,000	36,550
5.750% due 08/01/22 ~	95,000	92,031
MedAssets Inc 8.000% due 11/15/18	50,000	51,125
MPH Acquisition Holdings LLC 6.625% due 04/01/22 ~	100,000	100,250
Omnicare Inc 4.750% due 12/01/22	100,000	108,500
Quintiles Transnational Corp 4.875% due 05/15/23 ~	40,000	39,700
Select Medical Corp 6.375% due 06/01/21	100,000	98,000
Teleflex Inc 5.250% due 06/15/24	50,000	50,500
Tenet Healthcare Corp 4.375% due 10/01/21	167,000	163,660
4.500% due 04/01/21	51,000	50,426
4.750% due 06/01/20	100,000	101,438
5.500% due 03/01/19	110,000	109,313
6.250% due 11/01/18	140,000	149,800
6.750% due 02/01/20	100,000	102,750
6.750% due 06/15/23	278,000	276,610
8.000% due 08/01/20	100,000	103,500
8.125% due 04/01/22	311,000	331,339
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	94,250
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	200,000	199,375
7.000% due 10/01/20 ~	10,000	10,225
7.250% due 07/15/22 ~	100,000	103,125

	Principal Amount	Value
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	$200,000	$194,875
5.625% due 12/01/21 ~	100,000	95,250
5.875% due 05/15/23 ~	450,000	432,562
6.125% due 04/15/25 ~	300,000	288,120
6.750% due 08/15/18 ~	200,000	203,875
7.500% due 07/15/21 ~	257,000	265,352
WellCare Health Plans Inc 5.750% due 11/15/20	75,000	78,281

		11,990,527

Industrials - 12.0%

Abengoa Finance SAU (Spain) 8.875% due 11/01/17 ~	100,000	47,000
ACCO Brands Corp 6.750% due 04/30/20	50,000	52,250
Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	150,000	130,875
ADS Waste Holdings Inc 8.250% due 10/01/20	100,000	100,250
AECOM 5.750% due 10/15/22 ~	135,000	136,350
5.875% due 10/15/24 ~	100,000	101,000
Aerojet Rocketdyne Holdings Inc 7.125% due 03/15/21	50,000	52,000
Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	100,000	101,125
Ahern Rentals Inc 7.375% due 05/15/23 ~	50,000	43,750
Air Canada (Canada) 6.750% due 10/01/19 ~	100,000	105,010
7.750% due 04/15/21 ~	50,000	52,750
Aircastle Ltd 4.625% due 12/15/18	100,000	102,112
5.125% due 03/15/21	100,000	100,500
6.750% due 04/15/17	50,000	52,500
Algeco Scotsman Global Finance PLC (United Kingdom) 8.500% due 10/15/18 ~	100,000	88,020
10.750% due 10/15/19 ~	100,000	53,500
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	79,000	78,605
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	99,000
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	41,250
APX Group Inc 6.375% due 12/01/19	125,000	120,469
8.750% due 12/01/20	80,000	68,000
Ashtead Capital Inc (United Kingdom) 6.500% due 07/15/22 ~	200,000	210,000
Avis Budget Car Rental LLC 5.500% due 04/01/23	183,000	177,281
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/17/16 ~	49,700	49,886
BlueLine Rental Finance Corp 7.000% due 02/01/19 ~	68,000	65,620
Bombardier Inc (Canada) 4.750% due 04/15/19 ~	145,000	117,450
5.500% due 09/15/18 ~	150,000	130,500
6.125% due 01/15/23 ~	200,000	148,000
7.500% due 03/15/25 ~	200,000	151,000
7.750% due 03/15/20 ~	150,000	128,250
Brand Energy & Infrastructure Services Inc 8.500% due 12/01/21 ~	63,000	56,543
Builders FirstSource Inc 10.750% due 08/15/23 ~	141,000	141,529

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Building Materials Corp of America 5.375% due 11/15/24 ~	$100,000	$99,250
6.000% due 10/15/25 ~ #	100,000	101,500
6.750% due 05/01/21 ~	100,000	106,875
Case New Holland Industrial Inc (United Kingdom) 7.875% due 12/01/17	100,000	106,000
Casella Waste Systems Inc 7.750% due 02/15/19	50,000	49,250
CEB Inc 5.625% due 06/15/23 ~	100,000	100,000
Cenveo Corp 6.000% due 08/01/19 ~	90,000	76,950
CEVA Group PLC (United Kingdom) 7.000% due 03/01/21 ~	100,000	89,000
9.000% due 09/01/21 ~	75,000	63,656
Clean Harbors Inc 5.125% due 06/01/21	153,000	155,295
5.250% due 08/01/20	54,000	55,350
CNH Industrial Capital LLC 3.375% due 07/15/19	100,000	95,750
3.875% due 07/16/18 ~	150,000	147,375
6.250% due 11/01/16	100,000	102,375
Covanta Holding Corp 6.375% due 10/01/22	100,000	102,500
CSC Holdings LLC 5.250% due 06/01/24	200,000	158,250
6.750% due 11/15/21	100,000	89,750
7.625% due 07/15/18	50,000	52,625
DH Services Luxembourg SARL (Luxembourg) 7.750% due 12/15/20 ~	50,000	50,750
DigitalGlobe Inc 5.250% due 02/01/21 ~	97,000	91,665
DynCorp International Inc 10.375% due 07/01/17	50,000	36,000
FGI Operating Co LLC 7.875% due 05/01/20	50,000	38,250
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	150,000	147,375
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	202,500
FTI Consulting Inc 6.000% due 11/15/22	100,000	103,875
Gardner Denver Inc 6.875% due 08/15/21 ~	67,000	59,630
Gates Global LLC 6.000% due 07/15/22 ~	140,000	113,400
General Cable Corp 5.750% due 10/01/22	75,000	64,875
Great Lakes Dredge & Dock Corp 7.375% due 02/01/19	50,000	50,375
Griffon Corp 5.250% due 03/01/22	100,000	95,375
H&E Equipment Services Inc 7.000% due 09/01/22	50,000	48,750
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	94,000
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	100,000	83,375
HD Supply Inc 5.250% due 12/15/21 ~	110,000	110,962
7.500% due 07/15/20	202,000	211,090
11.000% due 04/15/20	50,000	55,625
11.500% due 07/15/20	100,000	113,500
Huntington Ingalls Industries Inc 5.000% due 12/15/21 ~	60,000	61,425
7.125% due 03/15/21	50,000	52,625
IHS Inc 5.000% due 11/01/22	125,000	120,469

	Principal Amount	Value
International Lease Finance Corp 3.875% due 04/15/18	$200,000	$200,000
4.625% due 04/15/21	250,000	251,875
5.875% due 08/15/22	150,000	160,125
6.250% due 05/15/19	100,000	106,750
8.625% due 01/15/22	50,000	60,438
8.750% due 03/15/17	200,000	215,500
JMC Steel Group Inc 8.250% due 03/15/18 ~	50,000	34,250
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	49,525
KLX Inc 5.875% due 12/01/22 ~	150,000	146,671
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	72,000	58,680
Light Tower Rentals Inc 8.125% due 08/01/19 ~	50,000	34,500
Masco Corp 4.450% due 04/01/25	145,000	147,175
5.950% due 03/15/22	100,000	109,625
6.125% due 10/03/16	50,000	52,126
7.125% due 03/15/20	50,000	57,875
Meccanica Holdings USA Inc (Italy) 6.250% due 01/15/40 ~	150,000	145,125
Memorial Production Partners LP 7.625% due 05/01/21	100,000	68,000
Meritor Inc 6.750% due 06/15/21	50,000	50,500
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	95,500
Modular Space Corp 10.250% due 01/31/19 ~	30,000	21,000
Monitronics International Inc 9.125% due 04/01/20	100,000	90,500
Multi-Color Corp 6.125% due 12/01/22 ~	100,000	102,750
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	46,438
Navios Maritime Holdings Inc 7.375% due 01/15/22 ~	107,000	86,536
8.125% due 02/15/19	50,000	37,000
Navistar International Corp 8.250% due 11/01/21	103,000	83,044
NES Rentals Holdings Inc 7.875% due 05/01/18 ~	50,000	48,250
Nielsen Finance LLC 4.500% due 10/01/20	50,000	50,313
5.000% due 04/15/22 ~	170,000	165,112
Nortek Inc 8.500% due 04/15/21	100,000	105,500
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	70,354
Rexel SA (France) 5.250% due 06/15/20 ~	200,000	205,484
RR Donnelley & Sons Co 6.125% due 01/15/17	9,000	9,225
7.000% due 02/15/22	100,000	97,375
7.250% due 05/15/18	21,000	22,218
8.250% due 03/15/19	100,000	109,250
Safway Group Holding LLC 7.000% due 05/15/18 ~	50,000	51,438
Schaeffler Finance BV (Germany) 4.250% due 05/15/21 ~	200,000	193,000
Schaeffler Holding Finance BV (Germany) 6.750% PIK due 11/15/22 ~	200,000	216,000
Sensata Technologies BV (Netherlands) 4.875% due 10/15/23 ~	100,000	95,875
5.000% due 10/01/25 ~	150,000	140,719
Sequa Corp 7.000% due 12/15/17 ~	62,500	32,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Spirit AeroSystems Inc 5.250% due 03/15/22	$50,000	$51,250
6.750% due 12/15/20	25,000	25,938
SPL Logistics Escrow LLC 8.875% due 08/01/20 ~	100,000	105,500
Stackpole International Intermediate (Canada) 7.750% due 10/15/21 ~	100,000	109,250
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	49,750
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	89,000
Terex Corp 6.000% due 05/15/21	105,000	102,112
The ADT Corp 2.250% due 07/15/17	100,000	98,750
3.500% due 07/15/22	50,000	44,500
4.875% due 07/15/42	100,000	72,500
5.250% due 03/15/20	200,000	206,500
6.250% due 10/15/21	100,000	103,625
The Hertz Corp 5.875% due 10/15/20	100,000	100,000
6.750% due 04/15/19	200,000	204,000
7.500% due 10/15/18	50,000	50,776
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	52,375
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	138,000	137,827
TMS International Corp 7.625% due 10/15/21 ~	100,000	93,500
TRAC Intermodal LLC 11.000% due 08/15/19	50,000	54,375
TransDigm Inc 5.500% due 10/15/20	100,000	95,812
6.500% due 07/15/24	120,000	113,382
6.500% due 05/15/25 ~	100,000	94,375
7.500% due 07/15/21	67,000	70,182
Triumph Group Inc 5.250% due 06/01/22	50,000	46,250
UCI International Inc 8.625% due 02/15/19	50,000	40,250
United Continental Holdings Inc 6.000% due 12/01/20	150,000	156,750
United Rentals North America Inc 4.625% due 07/15/23	150,000	145,875
5.500% due 07/15/25	100,000	93,875
6.125% due 06/15/23	125,000	125,312
7.625% due 04/15/22	150,000	160,125
8.250% due 02/01/21	46,000	48,645
Univar USA Inc 6.750% due 07/15/23 ~	100,000	93,250
US Airways Group Inc 6.125% due 06/01/18	186,000	191,580
USG Corp 5.500% due 03/01/25 ~	100,000	100,125
9.750% due 01/15/18	100,000	111,750
WESCO Distribution Inc 5.375% due 12/15/21	100,000	96,125
West Corp 5.375% due 07/15/22 ~	100,000	92,750
WireCo WorldGroup Inc 9.500% due 05/15/17	100,000	88,500
XPO Logistics Inc 6.500% due 06/15/22 ~	255,000	216,591
7.875% due 09/01/19 ~	147,000	143,876
ZF North America Capital Inc (Germany) 4.000% due 04/29/20 ~	200,000	190,875
4.750% due 04/29/25 ~	150,000	137,625

		15,389,546

	Principal Amount	Value
Information Technology - 5.0%

Activision Blizzard Inc 5.625% due 09/15/21 ~	$163,000	$171,965
6.125% due 09/15/23 ~	100,000	106,500
Advanced Micro Devices Inc 7.000% due 07/01/24	100,000	62,500
7.750% due 08/01/20	100,000	64,000
Alcatel-Lucent USA Inc (France) 4.625% due 07/01/17 ~	48,000	48,720
6.450% due 03/15/29	100,000	99,375
6.750% due 11/15/20 ~	200,000	210,750
Alliance Data Systems Corp 5.375% due 08/01/22 ~	100,000	97,750
Amkor Technology Inc 6.375% due 10/01/22	50,000	46,406
6.625% due 06/01/21	50,000	47,688
Anixter Inc 5.125% due 10/01/21	50,000	49,813
Aspect Software Inc 10.625% due 05/15/17	50,000	42,500
Audatex North America Inc 6.000% due 06/15/21 ~	161,000	161,924
6.125% due 11/01/23 ~	150,000	151,312
Belden Inc 5.500% due 09/01/22 ~	80,000	77,800
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	194,850
Boxer Parent Co Inc 9.000% PIK due 10/15/19 ~	80,000	57,100
CDW LLC 5.500% due 12/01/24	100,000	100,250
6.000% due 08/15/22	100,000	104,625
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	91,875
CommScope Holding Co Inc 6.625% PIK due 06/01/20 ~	50,000	51,438
CommScope Inc 4.375% due 06/15/20 ~	20,000	19,900
5.500% due 06/15/24 ~	110,000	105,462
CommScope Technologies Finance LLC 6.000% due 06/15/25 ~	257,000	247,203
CoreLogic Inc 7.250% due 06/01/21	50,000	52,500
Dell Inc 4.625% due 04/01/21	100,000	98,500
5.400% due 09/10/40	100,000	76,500
5.650% due 04/15/18	100,000	104,375
EarthLink Holdings Corp 8.875% due 05/15/19	37,000	38,295
Emdeon Inc 6.000% due 02/15/21 ~	100,000	97,250
11.000% due 12/31/19	50,000	53,438
Entegris Inc 6.000% due 04/01/22 ~	100,000	101,875
Freescale Semiconductor Inc 5.000% due 05/15/21 ~	50,000	51,000
6.000% due 01/15/22 ~	73,000	76,468
IAC/InterActiveCorp 4.750% due 12/15/22	53,000	48,826
4.875% due 11/30/18	50,000	51,563
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	40,000	35,350
Infor US Inc 5.750% due 08/15/20 ~	100,000	99,687
6.500% due 05/15/22 ~	251,000	230,920
Italics Merger Sub Inc 7.125% due 07/15/23 ~	51,000	48,833
Leidos Holdings Inc 4.450% due 12/01/20	100,000	99,712

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Micron Technology Inc 5.250% due 08/01/23 ~	$103,000	$96,047
5.250% due 01/15/24 ~	150,000	138,000
5.500% due 02/01/25	120,000	110,100
5.875% due 02/15/22	25,000	24,750
NCR Corp 4.625% due 02/15/21	45,000	43,256
5.000% due 07/15/22	113,000	107,491
6.375% due 12/15/23	44,000	43,285
NeuStar Inc 4.500% due 01/15/23	50,000	42,625
Nokia OYJ (Finland) 5.375% due 05/15/19	100,000	105,375
6.625% due 05/15/39	50,000	52,500
Nuance Communications Inc 5.375% due 08/15/20 ~	120,000	120,300
NXP BV (Netherlands) 4.125% due 06/15/20 ~	200,000	201,000
5.750% due 03/15/23 ~	100,000	104,250
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	94,500
Open Text Corp (Canada) 5.625% due 01/15/23 ~	80,000	79,550
Plantronics Inc 5.500% due 05/31/23 ~	126,000	126,630
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	132,312
Sanmina Corp 4.375% due 06/01/19 ~	50,000	50,375
Sophia LP 9.750% due 01/15/19 ~	100,000	107,575
SRA International Inc 11.000% due 10/01/19	100,000	106,187
SS&C Technologies Holdings Inc 5.875% due 07/15/23 ~	133,000	135,660
SunGard Data Systems Inc 6.625% due 11/01/19	100,000	103,375
7.375% due 11/15/18	50,000	51,125
7.625% due 11/15/20	100,000	104,125
TIBCO Software Inc 11.375% due 12/01/21 ~	45,000	45,056
VeriSign Inc 4.625% due 05/01/23	75,000	73,313
5.250% due 04/01/25	100,000	99,500
ViaSat Inc 6.875% due 06/15/20	50,000	52,563
Zebra Technologies Corp 7.250% due 10/15/22 ~	100,000	106,750

		6,434,373

Materials - 9.0%

AK Steel Corp 7.625% due 05/15/20	100,000	54,750
Alcoa Inc 5.125% due 10/01/24	250,000	236,875
5.900% due 02/01/27	50,000	48,500
5.950% due 02/01/37	100,000	90,500
6.150% due 08/15/20	250,000	255,312
6.750% due 07/15/18	200,000	215,750
Aleris International Inc 7.625% due 02/15/18	100,000	97,750
Allegheny Technologies Inc 6.625% due 08/15/23	200,000	173,000
Alphabet Holding Co Inc 7.750% PIK due 11/01/17	100,000	97,500
ArcelorMittal (Luxembourg) 5.125% due 06/01/20	220,000	199,672
5.250% due 02/25/17	200,000	198,500
6.000% due 08/05/20	100,000	90,531
7.000% due 02/25/22	200,000	183,000

	Principal Amount	Value
7.750% due 10/15/39	$250,000	$205,000
10.600% due 06/01/19	200,000	216,750
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	54,442	55,939
Ardagh Packaging Finance PLC (Ireland) 6.250% due 01/31/19 ~	87,000	87,000
6.750% due 01/31/21 ~	200,000	201,500
9.125% due 10/15/20 ~	50,000	52,219
Ashland Inc 3.875% due 04/15/18	37,000	37,416
4.750% due 08/15/22	150,000	140,250
Associated Materials LLC 9.125% due 11/01/17	100,000	81,000
AVINTIV Specialty Materials Inc 7.750% due 02/01/19	54,000	56,093
Axalta Coating Systems US Holdings Inc 7.375% due 05/01/21 ~	150,000	158,437
Ball Corp 4.000% due 11/15/23	71,000	67,095
5.000% due 03/15/22	100,000	100,750
5.250% due 07/01/25	90,000	89,043
Barminco Finance Property Ltd (Australia) 9.000% due 06/01/18 ~	50,000	36,625
Berry Plastics Corp 5.125% due 07/15/23	125,000	118,437
5.500% due 05/15/22	100,000	97,125
Beverage Packaging Holdings II SA (New Zealand) 5.625% due 12/15/16 ~	115,000	113,706
6.000% due 06/15/17 ~	89,000	87,442
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	65,000	67,925
10.000% due 10/15/25 ~	85,000	88,719
BWAY Holding Co 9.125% due 08/15/21 ~	115,000	111,550
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	85,838
Celanese US Holdings LLC 5.875% due 06/15/21	100,000	101,125
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	47,625
Cliffs Natural Resources Inc 7.750% due 03/31/20 ~	245,000	99,225
Commercial Metals Co 4.875% due 05/15/23	100,000	88,000
7.350% due 08/15/18	100,000	106,250
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	190,500
Crown Americas LLC 4.500% due 01/15/23	112,000	110,600
6.250% due 02/01/21	50,000	52,063
Eagle Spinco Inc 4.625% due 02/15/21	100,000	85,002
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	52,800
Essar Steel Algoma Inc (Canada) 9.500% due 11/15/19 ~	50,000	27,750
First Quantum Minerals Ltd (Canada) 6.750% due 02/15/20 ~	132,000	89,100
7.250% due 05/15/22 ~	200,000	124,500
FMG Resources Property Ltd (Australia) 8.250% due 11/01/19 ~	200,000	161,250
9.750% due 03/01/22 ~	263,000	245,576
Graphic Packaging International Inc 4.750% due 04/15/21	50,000	49,750
Greif Inc 7.750% due 08/01/19	50,000	55,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Headwaters Inc 7.250% due 01/15/19	$100,000	$103,500
Hecla Mining Co 6.875% due 05/01/21	100,000	81,000
Hexion Inc 6.625% due 04/15/20	148,000	126,540
8.875% due 02/01/18	85,000	67,771
9.000% due 11/15/20	100,000	60,500
10.000% due 04/15/20	100,000	96,250
HudBay Minerals Inc (Canada) 9.500% due 10/01/20	100,000	80,375
Huntsman International LLC 4.875% due 11/15/20	100,000	87,390
IAMGOLD Corp (Canada) 6.750% due 10/01/20 ~	100,000	72,750
INEOS Group Holdings SA (Luxembourg) 5.875% due 02/15/19 ~	275,000	256,781
Joseph T Ryerson & Son Inc 9.000% due 10/15/17	75,000	67,125
Koppers Inc 7.875% due 12/01/19	10,000	10,050
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	52,125
LSB Industries Inc 7.750% due 08/01/19	100,000	95,375
Lundin Mining Corp (Canada) 7.500% due 11/01/20 ~	90,000	87,300
7.875% due 11/01/22 ~	100,000	96,250
Mercer International Inc (Canada) 7.000% due 12/01/19	100,000	101,500
7.750% due 12/01/22	100,000	101,500
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	74,575
Murray Energy Corp 11.250% due 04/15/21 ~	150,000	79,500
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	84,250
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	98,312
Novelis Inc 8.375% due 12/15/17	200,000	194,250
8.750% due 12/15/20	200,000	193,540
Olin Corp 5.500% due 08/15/22	100,000	84,875
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	100,000	95,375
5.875% due 08/15/23 ~	160,000	161,600
Pactiv LLC 7.950% due 12/15/25	100,000	95,250
Platform Specialty Products Corp 6.500% due 02/01/22 ~	136,000	117,640
PolyOne Corp 5.250% due 03/15/23	91,000	86,496
7.375% due 09/15/20	10,000	10,388
PQ Corp 8.750% due 11/01/18 ~	100,000	100,375
Rain CII Carbon LLC 8.250% due 01/15/21 ~	200,000	162,000
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	61,155
Rentech Nitrogen Partners LP 6.500% due 04/15/21 ~	50,000	49,750
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	75,000
Sealed Air Corp 5.125% due 12/01/24 ~	50,000	49,125
5.250% due 04/01/23 ~	100,000	100,750
5.500% due 09/15/25 ~	100,000	101,750
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	118,750

	Principal Amount	Value
Silgan Holdings Inc 5.000% due 04/01/20	$50,000	$50,500
Steel Dynamics Inc 5.125% due 10/01/21	310,000	295,275
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	107,500
Summit Materials LLC 6.125% due 07/15/23	100,000	97,000
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	50,000	37,750
The Chemours Co 6.625% due 05/15/23 ~	180,000	121,500
7.000% due 05/15/25 ~	130,000	85,800
Thompson Creek Metals Co Inc 7.375% due 06/01/18	100,000	57,750
9.750% due 12/01/17	100,000	93,000
TPC Group Inc 8.750% due 12/15/20 ~	100,000	86,000
Tronox Finance LLC 6.375% due 08/15/20	100,000	64,000
7.500% due 03/15/22 ~	45,000	28,575
United States Steel Corp 7.000% due 02/01/18	100,000	90,250
7.375% due 04/01/20	100,000	79,750
7.500% due 03/15/22	100,000	79,500
Verso Paper Holdings LLC 11.750% due 01/15/19	50,000	11,500
Vulcan Materials Co 7.500% due 06/15/21	100,000	115,000
Wise Metals Group LLC 8.750% due 12/15/18 ~	68,000	65,620
Wise Metals Intermediate Holdings LLC 9.750% due 06/15/19 ~	100,000	96,625
WR Grace & Co-Conn 5.625% due 10/01/24 ~	100,000	98,375

		11,583,923

Telecommunication Services - 9.0%

Avanti Communications Group PLC (United Kingdom) 10.000% due 10/01/19 ~	200,000	173,000
Avaya Inc 7.000% due 04/01/19 ~	50,000	39,875
10.500% due 03/01/21 ~	200,000	93,000
CenturyLink Inc 5.150% due 06/15/17	100,000	103,125
5.625% due 04/01/20	122,000	113,308
5.625% due 04/01/25 ~	200,000	160,750
5.800% due 03/15/22	250,000	216,250
7.650% due 03/15/42	100,000	77,000
Cincinnati Bell Inc 8.375% due 10/15/20	100,000	101,000
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	94,250
Consolidated Communications Inc 6.500% due 10/01/22 ~	100,000	90,000
Frontier Communications Corp 6.250% due 09/15/21	40,000	33,500
6.875% due 01/15/25	30,000	24,413
7.125% due 01/15/23	200,000	165,380
8.250% due 04/15/17	100,000	106,000
8.500% due 04/15/20	200,000	195,000
8.875% due 09/15/20 ~	100,000	98,250
9.000% due 08/15/31	100,000	83,000
9.250% due 07/01/21	100,000	96,676
10.500% due 09/15/22 ~	235,000	229,125
11.000% due 09/15/25 ~	380,000	368,600
GCI Inc 6.750% due 06/01/21	100,000	102,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Hughes Satellite Systems Corp 6.500% due 06/15/19	$94,000	$101,280
7.625% due 06/15/21	95,000	102,125
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	185,250
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23	180,000	148,950
6.625% due 12/15/22	150,000	117,750
7.250% due 04/01/19	150,000	141,187
7.250% due 10/15/20	150,000	138,188
7.500% due 04/01/21	150,000	138,937
Intelsat Luxembourg SA (Luxembourg) 6.750% due 06/01/18	100,000	85,000
7.750% due 06/01/21	216,000	141,210
8.125% due 06/01/23	100,000	65,500
Level 3 Financing Inc 5.125% due 05/01/23 ~	150,000	143,625
5.375% due 08/15/22	185,000	180,606
5.375% due 05/01/25 ~	80,000	76,250
6.125% due 01/15/21	50,000	51,526
8.625% due 07/15/20	100,000	105,000
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	124,250
Qualitytech LP 5.875% due 08/01/22	100,000	100,375
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	138,750
Sable International Finance Ltd (United Kingdom) 8.750% due 02/01/20 ~	100,000	105,375
SBA Communications Corp 4.875% due 07/15/22	100,000	98,500
SBA Telecommunications Inc 5.750% due 07/15/20	100,000	103,375
SoftBank Group Corp (Japan) 4.500% due 04/15/20 ~	350,000	339,815
Sprint Capital Corp 6.875% due 11/15/28	150,000	109,125
6.900% due 05/01/19	150,000	132,375
8.750% due 03/15/32	200,000	156,000
Sprint Communications Inc 6.000% due 12/01/16	200,000	197,500
6.000% due 11/15/22	200,000	151,000
7.000% due 03/01/20 ~	100,000	100,500
7.000% due 08/15/20	100,000	83,750
8.375% due 08/15/17	100,000	99,949
9.000% due 11/15/18 ~	200,000	210,500
9.125% due 03/01/17	100,000	101,531
11.500% due 11/15/21	100,000	99,250
Sprint Corp 7.125% due 06/15/24	200,000	154,420
7.250% due 09/15/21	250,000	205,312
7.625% due 02/15/25	150,000	116,531
7.875% due 09/15/23	600,000	487,125
T-Mobile USA Inc 5.250% due 09/01/18	127,000	129,540
6.000% due 03/01/23	115,000	111,263
6.250% due 04/01/21	139,000	138,861
6.375% due 03/01/25	125,000	119,688
6.464% due 04/28/19	100,000	102,000
6.625% due 04/01/23	193,000	191,552
6.633% due 04/28/21	150,000	150,750
6.731% due 04/28/22	350,000	350,000
6.836% due 04/28/23	200,000	198,500
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	250,000	265,000
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	450,000	441,562

	Principal Amount	Value
Telesat Canada (Canada) 6.000% due 05/15/17 ~	$83,000	$83,623
United States Cellular Corp 6.700% due 12/15/33	100,000	88,500
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	189,000
UPCB Finance V Ltd (Netherlands) 7.250% due 11/15/21 ~	135,000	143,437
Windstream Services LLC 7.500% due 04/01/23	100,000	74,500
7.750% due 10/01/21	300,000	234,000
7.875% due 11/01/17	100,000	104,063
Zayo Group LLC 6.000% due 04/01/23 ~	190,000	184,775
6.375% due 05/15/25 ~	100,000	96,250

		11,498,308

Utilities - 4.1%

AES Corp 4.875% due 05/15/23	102,000	90,015
5.500% due 04/15/25	100,000	88,000
8.000% due 06/01/20	121,000	137,335
AmeriGas Finance LLC 7.000% due 05/20/22	200,000	206,000
AmeriGas Partners LP 6.500% due 05/20/21	48,000	48,480
Calpine Corp 5.375% due 01/15/23	100,000	93,750
5.500% due 02/01/24	100,000	93,437
5.750% due 01/15/25	175,000	164,281
6.000% due 01/15/22 ~	247,000	257,189
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	190,000
DPL Inc 7.250% due 10/15/21	100,000	99,750
Dynegy Inc 5.875% due 06/01/23	100,000	93,313
6.750% due 11/01/19	200,000	201,500
7.375% due 11/01/22	150,000	151,875
7.625% due 11/01/24	100,000	101,500
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	230,194
Ferrellgas LP 6.500% due 05/01/21	100,000	94,000
6.750% due 06/15/23 ~	100,000	91,500
FirstEnergy Corp 4.250% due 03/15/23	100,000	100,710
7.375% due 11/15/31	150,000	181,555
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	90,000	92,146
5.450% due 07/15/44 ~	100,000	103,471
GenOn Energy Inc 7.875% due 06/15/17	100,000	94,250
9.875% due 10/15/20	100,000	93,500
Illinois Power Generating Co 7.000% due 04/15/18	100,000	90,500
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	42,750
IPALCO Enterprises Inc 5.000% due 05/01/18	100,000	105,250
NRG Energy Inc 6.250% due 07/15/22	100,000	91,500
6.250% due 05/01/24	150,000	133,125
6.625% due 03/15/23	150,000	138,750
7.625% due 01/15/18	100,000	105,500
7.875% due 05/15/21	100,000	101,875
8.250% due 09/01/20	200,000	206,400
NRG Yield Operating LLC 5.375% due 08/15/24	50,000	44,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
Suburban Propane Partners LP 5.500% due 06/01/24	$50,000	$46,500
7.375% due 08/01/21	73,000	76,468
Talen Energy Supply LLC 4.600% due 12/15/21	200,000	166,350
4.625% due 07/15/19 ~	155,000	141,825
6.500% due 06/01/25 ~	28,000	24,115
Terraform Global Operating LLC 9.750% due 08/15/22 ~	100,000	80,250
TerraForm Power Operating LLC 5.875% due 02/01/23 ~	69,000	61,238
Wind Acquisition Finance SA (Italy) 4.750% due 07/15/20 ~	95,000	94,287
6.500% due 04/30/20 ~	200,000	207,750
7.375% due 04/23/21 ~	250,000	247,500

		5,303,809

Total Corporate Bonds & Notes (Cost $136,446,896)		125,872,434

	Shares

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

Federated Prime Obligations Fund	235,059	235,059

Total Short-Term Investment (Cost $235,059)		235,059

TOTAL INVESTMENTS - 98.3% (Cost $136,681,955)		126,107,493

OTHER ASSETS & LIABILITIES, NET - 1.7%		2,200,431

NET ASSETS - 100.0%		$128,307,924

Notes to Schedule of Investments

(a)	An investment with a value of $15,500 or less than 0.1% of the portfolio’s net assets was in default as of September 30, 2015.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$125,872,434	$-	$125,872,434	$-
	Short-Term Investment	235,059	235,059	-	-

	Total	$126,107,493	$235,059	$125,872,434	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 20.5%

Aaron’s Inc	366	$13,216
Advance Auto Parts Inc	2,828	535,991
Amazon.com Inc *	14,735	7,542,699
AMC Networks Inc ‘A’ *	2,335	170,852
Aramark	6,858	203,271
AutoNation Inc *	2,840	165,231
AutoZone Inc *	1,208	874,387
Bed Bath & Beyond Inc *	6,623	377,643
BorgWarner Inc	8,747	363,788
Brinker International Inc	2,383	125,513
Brunswick Corp	2,680	128,345
Cabela’s Inc *	193	8,801
Cablevision Systems Corp ‘A’	1,110	36,042
CarMax Inc *	8,088	479,780
Carter’s Inc	2,041	184,996
CBS Corp ‘B’	19,025	759,097
Charter Communications Inc ‘A’ *	2,898	509,613
Chipotle Mexican Grill Inc *	1,201	865,020
Choice Hotels International Inc	1,349	64,280
Cinemark Holdings Inc	4,527	147,082
Clear Channel Outdoor Holdings Inc ‘A’ *	539	3,843
Coach Inc	1,472	42,585
Comcast Corp ‘A’	74,103	4,214,979
Comcast Corp ‘Special A’	13,306	761,635
CST Brands Inc	2,425	81,626
Darden Restaurants Inc	953	65,319
Delphi Automotive PLC (United Kingdom)	11,162	848,758
Dick’s Sporting Goods Inc	2,413	119,709
Dillard’s Inc ‘A’	109	9,526
Discovery Communications Inc ‘A’ *	5,536	144,102
Discovery Communications Inc ‘C’ *	9,650	234,398
DISH Network Corp ‘A’ *	5,662	330,321
Dollar General Corp	11,740	850,446
Dollar Tree Inc *	8,901	593,341
Domino’s Pizza Inc	2,137	230,604
DR Horton Inc	5,300	155,608
DSW Inc ‘A’	168	4,252
Dunkin’ Brands Group Inc	3,747	183,603
Expedia Inc	3,813	448,714
Extended Stay America Inc	2,273	38,141
Foot Locker Inc	4,677	336,604
Fossil Group Inc *	1,309	73,147
Gentex Corp	5,598	86,769
Genuine Parts Co	5,466	453,077
GNC Holdings Inc ‘A’	3,386	136,862
GoPro Inc ‘A’ *	3,396	106,023
Groupon Inc *	18,847	61,441
H&R Block Inc	9,949	360,154
Hanesbrands Inc	15,527	449,351
Harley-Davidson Inc	4,405	241,834
Harman International Industries Inc	2,751	264,068
Hasbro Inc	3,497	252,274
Hilton Worldwide Holdings Inc	20,078	460,589
International Game Technology PLC	2,412	36,976
Jarden Corp *	8,159	398,812
Johnson Controls Inc	5,554	229,713
Kate Spade & Co *	4,858	92,836
L Brands Inc	9,566	862,184
Las Vegas Sands Corp	14,133	536,630
Lear Corp	2,278	247,801
Leggett & Platt Inc	5,335	220,069
Lennar Corp ‘A’	2,672	128,603
Lennar Corp ‘B’	145	5,742
Liberty Interactive Corp QVC Group ‘A’ *	7,806	204,751
Liberty Ventures ‘A’ *	5,490	221,521
Lions Gate Entertainment Corp	3,715	136,712
Live Nation Entertainment Inc *	5,699	137,004

	Shares	Value
LKQ Corp *	11,759	$333,485
Lowe’s Cos Inc	36,789	2,535,498
lululemon athletica Inc *	4,320	218,808
Macy’s Inc	9,521	488,618
Marriott International Inc ‘A’	8,100	552,420
McDonald’s Corp	37,052	3,650,734
MGM Resorts International *	1,187	21,900
Michael Kors Holdings Ltd *	7,681	324,445
Mohawk Industries Inc *	1,676	304,680
Morningstar Inc	727	58,349
Murphy USA Inc *	106	5,825
Netflix Inc *	16,404	1,693,877
Newell Rubbermaid Inc	5,248	208,398
NIKE Inc ‘B’	26,211	3,223,167
Nordstrom Inc	5,426	389,098
Norwegian Cruise Line Holdings Ltd *	4,668	267,476
NVR Inc *	158	240,985
O’Reilly Automotive Inc *	3,904	976,000
Office Depot Inc *	3,688	23,677
Omnicom Group Inc	9,445	622,425
Panera Bread Co ‘A’ *	986	190,702
Penske Automotive Group Inc	608	29,452
Polaris Industries Inc	2,570	308,066
Ralph Lauren Corp	126	14,888
Regal Entertainment Group ‘A’	3,150	58,874
Ross Stores Inc	15,996	775,326
Sally Beauty Holdings Inc *	6,153	146,134
Scripps Networks Interactive Inc ‘A’	3,555	174,870
Sears Holdings Corp *	53	1,198
Service Corp International	7,829	212,166
ServiceMaster Global Holdings Inc *	4,025	135,039
Signet Jewelers Ltd (NYSE)	3,104	422,548
Sirius XM Holdings Inc *	88,847	332,288
Six Flags Entertainment Corp	2,737	125,300
Skechers U.S.A. Inc ‘A’ *	1,585	212,517
Starbucks Corp	58,003	3,296,891
Starwood Hotels & Resorts Worldwide Inc	6,606	439,167
Starz ‘A’ *	3,383	126,321
Target Corp	2,069	162,748
Tempur Sealy International Inc *	2,376	169,718
Tesla Motors Inc *	3,770	936,468
The Gap Inc	9,212	262,542
The Home Depot Inc	50,213	5,799,099
The Interpublic Group of Cos Inc	15,963	305,372
The Madison Square Garden Co ‘A’ *	2,393	172,631
The Michaels Cos Inc *	2,386	55,117
The Priceline Group Inc *	2,004	2,478,667
The TJX Cos Inc	26,301	1,878,417
The Walt Disney Co	65,590	6,703,298
Thor Industries Inc	1,726	89,407
Tiffany & Co	3,293	254,285
Time Warner Cable Inc	10,928	1,960,155
Time Warner Inc	16,416	1,128,600
Toll Brothers Inc *	2,333	79,882
TopBuild Corp *	1,474	45,650
Tractor Supply Co	5,274	444,704
TripAdvisor Inc *	4,336	273,255
Tupperware Brands Corp	1,795	88,835
Twenty-First Century Fox Inc ‘A’	32,947	888,910
Twenty-First Century Fox Inc ‘B’	12,656	342,598
Ulta Salon Cosmetics & Fragrance Inc *	2,484	405,761
Under Armour Inc ‘A’ *	6,906	668,363
Urban Outfitters Inc *	3,561	104,622
VF Corp	13,066	891,232
Viacom Inc ‘A’	393	17,398
Viacom Inc ‘B’	13,398	578,124
Vista Outdoor Inc *	316	14,040
Visteon Corp *	1,563	158,238
Whirlpool Corp	228	33,575
Williams-Sonoma Inc	3,543	270,508

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Wyndham Worldwide Corp	4,641	$333,688
Wynn Resorts Ltd	2,793	148,364
Yum! Brands Inc	16,715	1,336,364

		82,280,951

Consumer Staples - 10.7%

Altria Group Inc	71,534	3,891,450
Blue Buffalo Pet Products Inc *	971	17,391
Brown-Forman Corp ‘A’	968	103,566
Brown-Forman Corp ‘B’	4,533	439,248
Campbell Soup Co	3,981	201,757
Church & Dwight Co Inc	5,060	424,534
Coca-Cola Enterprises Inc	9,007	435,488
Colgate-Palmolive Co	30,666	1,946,064
ConAgra Foods Inc	2,211	89,568
Constellation Brands Inc ‘A’	6,324	791,828
Costco Wholesale Corp	17,008	2,458,847
Coty Inc ‘A’	3,166	85,672
CVS Health Corp	40,433	3,900,976
Dr Pepper Snapple Group Inc	7,412	585,919
Flowers Foods Inc	6,066	150,073
General Mills Inc	23,043	1,293,404
Herbalife Ltd *	2,448	133,416
Hormel Foods Corp	5,173	327,503
Ingredion Inc	334	29,162
Kellogg Co	8,689	578,253
Keurig Green Mountain Inc	4,996	260,491
Kimberly-Clark Corp	11,162	1,217,104
McCormick & Co Inc	4,940	405,969
Mead Johnson Nutrition Co	7,830	551,232
Monster Beverage Corp *	5,784	781,650
Nu Skin Enterprises Inc ‘A’	469	19,360
PepsiCo Inc	57,058	5,380,569
Philip Morris International Inc	29,822	2,365,779
Pilgrim’s Pride Corp	276	5,735
Reynolds American Inc	31,919	1,413,054
Rite Aid Corp *	22,820	138,517
Spectrum Brands Holdings Inc	962	88,033
Sprouts Farmers Market Inc *	6,003	126,663
Sysco Corp	7,162	279,103
The Clorox Co	4,022	464,662
The Coca-Cola Co	151,579	6,081,349
The Estee Lauder Cos Inc ‘A’	8,109	654,234
The Hain Celestial Group Inc *	3,975	205,110
The Hershey Co	5,632	517,468
The Kraft Heinz Co	22,882	1,615,012
The Kroger Co	37,899	1,367,017
The WhiteWave Foods Co *	6,770	271,815
Tyson Foods Inc ‘A’	573	24,696
Walgreens Boots Alliance Inc	5,019	417,079
Whole Foods Market Inc	12,687	401,544

		42,937,364

Energy - 0.7%

Cabot Oil & Gas Corp	15,989	349,520
Continental Resources Inc *	1,074	31,114
CVR Energy Inc	214	8,785
EOG Resources Inc	1,848	134,535
FMC Technologies Inc *	5,836	180,916
HollyFrontier Corp	1,104	53,919
Marathon Petroleum Corp	1,551	71,858
Memorial Resource Development Corp *	3,143	55,254
Oceaneering International Inc	658	25,846
ONEOK Inc	3,687	118,721
Range Resources Corp	425	13,651
RPC Inc	274	2,425
Schlumberger Ltd	5,939	409,613
Targa Resources Corp	1,041	53,632
Teekay Corp (Bermuda)	689	20,422
Tesoro Corp	293	28,491

	Shares	Value
The Williams Cos Inc	28,952	$1,066,881
World Fuel Services Corp	498	17,828

		2,643,411

Financials - 5.2%

Affiliated Managers Group Inc *	2,116	361,815
Ally Financial Inc *	1,356	27,635
American Express Co	6,481	480,437
American Tower Corp REIT	16,355	1,438,913
Ameriprise Financial Inc	5,841	637,428
AmTrust Financial Services Inc	82	5,164
Aon PLC	10,895	965,406
Arthur J Gallagher & Co	3,643	150,383
Artisan Partners Asset Management Inc ‘A’	1,351	47,596
Berkshire Hathaway Inc ‘B’ *	4,674	609,490
BlackRock Inc	1,542	458,699
Boston Properties Inc REIT	5,415	641,136
CBOE Holdings Inc	3,242	217,473
CBRE Group Inc ‘A’ *	11,057	353,824
Columbia Property Trust Inc REIT	581	13,479
Credit Acceptance Corp *	324	63,786
Crown Castle International Corp REIT	12,901	1,017,502
Digital Realty Trust Inc REIT	3,030	197,920
Eaton Vance Corp	4,566	152,596
Empire State Realty Trust Inc ‘A’ REIT	1,997	34,009
Equinix Inc REIT	2,201	601,753
Equity LifeStyle Properties Inc REIT	3,277	191,934
Erie Indemnity Co ‘A’	924	76,637
Extra Space Storage Inc REIT	4,747	366,278
Federal Realty Investment Trust REIT	2,655	362,275
Federated Investors Inc ‘B’	3,567	103,086
Gaming & Leisure Properties Inc REIT	457	13,573
Healthcare Trust of America Inc ‘A’ REIT	467	11,446
Interactive Brokers Group Inc ‘A’	191	7,539
Intercontinental Exchange Inc	1,532	360,005
Invesco Ltd	2,049	63,990
Iron Mountain Inc REIT	3,141	97,434
Jones Lang LaSalle Inc	1,270	182,588
Lamar Advertising Co ‘A’ REIT	3,157	164,732
Lazard Ltd ‘A’	4,881	211,347
Legg Mason Inc	1,216	50,598
LendingClub Corp *	2,541	33,617
Leucadia National Corp	1,676	33,956
LPL Financial Holdings Inc	3,237	128,735
Markel Corp *	55	44,102
Marsh & McLennan Cos Inc	12,432	649,199
McGraw Hill Financial Inc	10,581	915,256
Moody’s Corp	6,862	673,848
MSCI Inc	4,346	258,413
NorthStar Asset Management Group Inc	7,377	105,934
Omega Healthcare Investors Inc REIT	1,892	66,504
Plum Creek Timber Co Inc REIT	2,741	108,297
Post Properties Inc REIT	701	40,861
Public Storage REIT	5,112	1,081,853
Realogy Holdings Corp *	2,030	76,389
Santander Consumer USA Holdings Inc *	197	4,023
SEI Investments Co	5,386	259,767
Signature Bank *	1,798	247,333
Simon Property Group Inc REIT	12,033	2,210,703
SLM Corp *	14,904	110,290
SVB Financial Group *	1,257	145,234
T Rowe Price Group Inc	10,074	700,143
Tanger Factory Outlet Centers Inc REIT	3,648	120,275
Taubman Centers Inc REIT	873	60,307
TD Ameritrade Holding Corp	8,794	280,001
The Bank of New York Mellon Corp	4,710	184,396
The Charles Schwab Corp	31,311	894,242
The Howard Hughes Corp *	611	70,106
Waddell & Reed Financial Inc ‘A’	3,009	104,623
Welltower Inc REIT	6,113	411,588
Weyerhaeuser Co REIT	1,695	46,341

		20,806,242

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Health Care - 16.0%

AbbVie Inc ‡	63,986	$3,481,478
Acadia Healthcare Co Inc *	2,021	133,932
Aetna Inc	3,321	363,351
Agios Pharmaceuticals Inc *	984	69,461
Akorn Inc *	2,983	85,030
Alere Inc *	2,080	100,152
Alexion Pharmaceuticals Inc *	8,341	1,304,449
Align Technology Inc *	3,144	178,453
Alkermes PLC *	4,758	279,152
Allergan PLC *	6,857	1,863,801
Allscripts Healthcare Solutions Inc *	2,141	26,548
Alnylam Pharmaceuticals Inc *	2,348	188,685
AmerisourceBergen Corp	8,493	806,750
Amgen Inc	29,391	4,065,363
Anthem Inc	2,027	283,780
athenahealth Inc *	1,497	199,625
Baxalta Inc	13,360	420,974
Baxter International Inc	13,360	438,876
Becton Dickinson & Co	8,094	1,073,750
Bio-Techne Corp	584	53,997
Biogen Inc *	9,093	2,653,428
BioMarin Pharmaceutical Inc *	6,198	652,773
Bluebird Bio Inc *	1,383	118,316
Boston Scientific Corp *	3,980	65,312
Bristol-Myers Squibb Co	64,438	3,814,730
Brookdale Senior Living Inc *	1,514	34,761
Bruker Corp *	4,226	69,433
Cardinal Health Inc	11,561	888,116
Celgene Corp *	30,660	3,316,492
Centene Corp *	4,596	249,241
Cerner Corp *	11,584	694,577
Charles River Laboratories International Inc *	1,803	114,527
Cigna Corp	9,949	1,343,314
CR Bard Inc	2,871	534,896
DaVita HealthCare Partners Inc *	1,987	143,720
DENTSPLY International Inc	1,363	68,927
DexCom Inc *	3,066	263,247
Edwards Lifesciences Corp *	4,158	591,143
Eli Lilly & Co	37,824	3,165,491
Endo International PLC *	2,912	201,743
Envision Healthcare Holdings Inc *	7,176	264,005
Express Scripts Holding Co *	21,942	1,776,424
Gilead Sciences Inc	56,809	5,578,076
HCA Holdings Inc *	952	73,647
Health Net Inc *	485	29,207
Henry Schein Inc *	3,233	429,084
Hill-Rom Holdings Inc	1,982	103,044
Hologic Inc *	9,505	371,931
Humana Inc	5,362	959,798
IDEXX Laboratories Inc *	3,618	268,636
Illumina Inc *	5,571	979,493
IMS Health Holdings Inc *	5,216	151,786
Incyte Corp *	6,048	667,276
Inovalon Holdings Inc ‘A’ *	966	20,122
Intercept Pharmaceuticals Inc *	607	100,677
Intrexon Corp *	1,762	56,032
Intuitive Surgical Inc *	1,425	654,901
Isis Pharmaceuticals Inc *	4,630	187,145
Jazz Pharmaceuticals PLC *	2,361	313,564
Johnson & Johnson	13,828	1,290,844
Juno Therapeutics Inc *	454	18,473
Laboratory Corp of America Holdings *	1,299	140,902
LifePoint Health Inc *	166	11,769
Mallinckrodt PLC *	1,802	115,220
McKesson Corp	8,951	1,656,203
Medivation Inc *	6,084	258,570
MEDNAX Inc *	2,103	161,489
Merck & Co Inc	12,451	614,955

	Shares	Value
Mettler-Toledo International Inc *	1,082	$308,089
Mylan NV *	13,777	554,662
OPKO Health Inc *	11,699	98,389
Patterson Cos Inc	1,793	77,547
PerkinElmer Inc	668	30,701
Perrigo Co PLC	1,052	165,448
Premier Inc ‘A’ *	1,432	49,218
Puma Biotechnology Inc *	952	71,743
Quintiles Transnational Holdings Inc *	2,906	202,170
Regeneron Pharmaceuticals Inc *	3,033	1,410,770
ResMed Inc	5,448	277,630
Seattle Genetics Inc *	4,078	157,248
Sirona Dental Systems Inc *	2,157	201,334
St Jude Medical Inc	6,131	386,805
Stryker Corp	6,620	622,942
Tenet Healthcare Corp *	3,863	142,622
The Cooper Cos Inc	1,281	190,690
Thermo Fisher Scientific Inc	5,186	634,144
United Therapeutics Corp *	1,787	234,526
UnitedHealth Group Inc	34,957	4,055,362
Universal Health Services Inc ‘B’	629	78,505
Varian Medical Systems Inc *	3,858	284,643
VCA Inc *	3,021	159,056
Veeva Systems Inc ‘A’ *	2,703	63,277
Vertex Pharmaceuticals Inc *	9,423	981,311
VWR Corp *	602	15,465
Waters Corp *	3,197	377,917
Zimmer Biomet Holdings Inc	403	37,854
Zoetis Inc	19,327	795,886

		64,321,021

Industrials - 10.6%

3M Co	24,521	3,476,342
Acuity Brands Inc	1,679	294,799
AECOM *	756	20,798
Air Lease Corp	216	6,679
Alaska Air Group Inc	5,012	398,203
Allegion PLC	3,706	213,688
Allison Transmission Holdings Inc	3,713	99,100
AMERCO	134	52,725
American Airlines Group Inc	26,781	1,039,906
AMETEK Inc	9,337	488,512
AO Smith Corp	2,884	188,008
Armstrong World Industries Inc *	936	44,685
Avis Budget Group Inc *	4,115	179,743
B/E Aerospace Inc	4,123	181,000
Babcock & Wilcox Enterprises Inc *	405	6,804
BWX Technologies Inc	811	21,378
Carlisle Cos Inc	540	47,185
Caterpillar Inc	4,061	265,427
CH Robinson Worldwide Inc	5,638	382,144
Cintas Corp	3,688	316,246
Clean Harbors Inc *	1,510	66,395
Copart Inc *	4,929	162,164
Covanta Holding Corp	4,356	76,012
CSX Corp	9,854	265,073
Cummins Inc	5,215	566,245
Danaher Corp	4,449	379,099
Deere & Co	2,337	172,938
Delta Air Lines Inc	31,555	1,415,873
Donaldson Co Inc	4,806	134,952
Emerson Electric Co	17,800	786,226
Equifax Inc	4,601	447,125
Expeditors International of Washington Inc	7,394	347,888
Fastenal Co	11,364	416,036
FedEx Corp	3,971	571,745
Flowserve Corp	2,385	98,119
Fortune Brands Home & Security Inc	2,124	100,826
General Dynamics Corp	3,449	475,790
Genesee & Wyoming Inc ‘A’ *	788	46,555

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Graco Inc	2,243	$150,348
HD Supply Holdings Inc *	6,608	189,121
Hertz Global Holdings Inc *	15,690	262,494
Hexcel Corp	3,754	168,404
Honeywell International Inc	30,218	2,861,342
Hubbell Inc ‘B’	291	24,720
Huntington Ingalls Industries Inc	1,886	202,085
IDEX Corp	2,762	196,931
IHS Inc ‘A’ *	2,277	264,132
Illinois Tool Works Inc	11,567	952,080
Ingersoll-Rand PLC	706	35,844
JB Hunt Transport Services Inc	3,556	253,898
JetBlue Airways Corp *	4,447	114,599
KAR Auction Services Inc	1,813	64,362
Landstar System Inc	1,691	107,328
Lennox International Inc	1,573	178,268
Lincoln Electric Holdings Inc	2,719	142,557
Lockheed Martin Corp	7,532	1,561,459
Masco Corp	13,476	339,326
MSC Industrial Direct Co Inc ‘A’	557	33,994
Nielsen Holdings PLC	9,803	435,939
Nordson Corp	2,376	149,545
Northrop Grumman Corp	2,278	378,034
Old Dominion Freight Line Inc *	2,716	165,676
PACCAR Inc	12,399	646,856
Parker-Hannifin Corp	2,429	236,342
Pitney Bowes Inc	2,971	58,974
Precision Castparts Corp	1,023	234,993
Quanta Services Inc *	1,541	37,308
Regal Beloit Corp	91	5,137
Robert Half International Inc	5,222	267,158
Rockwell Automation Inc	5,203	527,948
Rockwell Collins Inc	5,113	418,448
Rollins Inc	3,613	97,081
Roper Technologies Inc	1,491	233,640
RR Donnelley & Sons Co	4,168	60,686
Snap-on Inc	2,246	339,011
SolarCity Corp *	2,251	96,140
Southwest Airlines Co	25,834	982,725
Spirit AeroSystems Holdings Inc ‘A’ *	5,054	244,310
Spirit Airlines Inc *	2,860	135,278
Stanley Black & Decker Inc	539	52,272
Stericycle Inc *	3,288	458,051
Textron Inc	2,399	90,298
The Boeing Co	26,732	3,500,555
The Dun & Bradstreet Corp	406	42,630
The Middleby Corp *	2,218	233,311
The Toro Co	2,175	153,425
Towers Watson & Co ‘A’	470	55,169
TransDigm Group Inc *	2,060	437,565
TransUnion *	973	24,442
Tyco International PLC	14,225	475,968
Union Pacific Corp	33,847	2,992,413
United Continental Holdings Inc *	14,767	783,389
United Parcel Service Inc ‘B’	27,119	2,676,374
United Rentals Inc *	3,749	225,127
United Technologies Corp	3,166	281,742
USG Corp *	3,487	92,824
Valmont Industries Inc	49	4,650
Verisk Analytics Inc *	6,536	483,076
WABCO Holdings Inc *	2,112	221,401
Wabtec Corp	3,735	328,867
Waste Management Inc	1,464	72,922
Watsco Inc	991	117,414
WW Grainger Inc	2,587	556,231

		42,467,070

Information Technology - 26.4%

3D Systems Corp *	1,562	18,041
Accenture PLC ‘A’	24,281	2,385,851
Adobe Systems Inc * ‡	19,339	1,590,053

	Shares	Value
Akamai Technologies Inc *	6,903	$476,721
Alliance Data Systems Corp *	2,399	621,293
Altera Corp	3,644	182,492
Amphenol Corp ‘A’	11,942	608,564
Analog Devices Inc	11,090	625,587
ANSYS Inc *	646	56,938
Apple Inc	222,697	24,563,479
Applied Materials Inc	28,185	414,038
Arista Networks Inc *	1,283	78,507
ARRIS Group Inc *	865	22,464
Atmel Corp	16,375	132,146
Autodesk Inc *	6,539	288,631
Automatic Data Processing Inc	14,575	1,171,247
Avago Technologies Ltd (Singapore)	9,919	1,239,974
Black Knight Financial Services Inc ‘A’ *	691	22,492
Booz Allen Hamilton Holding Corp	3,585	93,963
Broadcom Corp ‘A’	1,535	78,945
Broadridge Financial Solutions Inc	4,636	256,603
Cadence Design Systems Inc *	11,328	234,263
CDK Global Inc	6,198	296,140
CDW Corp	5,115	208,999
Citrix Systems Inc *	6,197	429,328
Cognex Corp	3,316	113,971
Cognizant Technology Solutions Corp ‘A’ *	23,600	1,477,596
CommScope Holding Co Inc *	1,775	53,303
CoreLogic Inc *	1,542	57,409
CoStar Group Inc *	1,257	217,536
DST Systems Inc	1,080	113,551
eBay Inc *	46,960	1,147,702
Electronic Arts Inc *	12,162	823,976
EMC Corp	6,223	150,348
F5 Networks Inc *	2,781	322,040
Facebook Inc ‘A’ *	83,652	7,520,315
FactSet Research Systems Inc	1,615	258,093
Fidelity National Information Services Inc	4,723	316,819
FireEye Inc *	5,359	170,523
Fiserv Inc *	9,154	792,828
Fitbit Inc ‘A’ *	1,095	41,271
FleetCor Technologies Inc *	3,549	488,413
FLIR Systems Inc	3,365	94,186
Fortinet Inc *	5,525	234,702
Freescale Semiconductor Ltd *	3,961	144,893
Gartner Inc *	3,210	269,415
Genpact Ltd *	6,227	147,019
Global Payments Inc	2,569	294,741
GoDaddy Inc ‘A’ *	899	22,664
Google Inc ‘A’ *	11,144	7,113,995
Google Inc ‘C’ *	11,371	6,918,344
Harris Corp	791	57,862
HomeAway Inc *	1,160	30,786
IAC/InterActiveCorp	2,854	186,281
Ingram Micro Inc ‘A’	334	9,098
Intel Corp	12,837	386,907
International Business Machines Corp	19,481	2,824,161
Intuit Inc	10,657	945,809
IPG Photonics Corp *	1,315	99,901
Jabil Circuit Inc	1,372	30,692
Jack Henry & Associates Inc	3,170	220,664
Juniper Networks Inc	2,660	68,389
Keysight Technologies Inc *	5,529	170,514
King Digital Entertainment PLC (Ireland)	3,060	41,432
KLA-Tencor Corp	6,182	309,100
Lam Research Corp	4,370	285,492
Leidos Holdings Inc	219	9,047
Linear Technology Corp	9,257	373,520
LinkedIn Corp ‘A’ *	4,230	804,250
MasterCard Inc ‘A’	38,643	3,482,507
Maxim Integrated Products Inc	3,847	128,490
Microchip Technology Inc	8,083	348,296
Micron Technology Inc *	3,252	48,715

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Microsoft Corp	177,306	$7,847,564
Motorola Solutions Inc	6,832	467,172
National Instruments Corp	942	26,178
NetApp Inc	3,421	101,262
NetSuite Inc *	1,565	131,304
ON Semiconductor Corp *	15,468	145,399
Oracle Corp	73,487	2,654,350
Palo Alto Networks Inc *	2,806	482,632
Pandora Media Inc *	8,257	176,204
Paychex Inc	10,937	520,929
PayPal Holdings Inc *	46,960	1,457,638
PTC Inc *	4,389	139,307
Qorvo Inc *	5,777	260,254
QUALCOMM Inc	9,579	514,680
Rackspace Hosting Inc *	4,818	118,908
Red Hat Inc *	7,087	509,414
Sabre Corp	4,325	117,554
salesforce.com Inc *	25,359	1,760,675
ServiceNow Inc *	5,946	412,950
Skyworks Solutions Inc	7,388	622,144
SolarWinds Inc *	2,539	99,630
Solera Holdings Inc	2,621	141,534
Splunk Inc *	4,845	268,171
SS&C Technologies Holdings Inc	2,816	197,233
SunEdison Inc *	9,538	68,483
SunPower Corp *	137	2,745
Synopsys Inc *	431	19,904
Tableau Software Inc ‘A’ *	1,930	153,975
Teradata Corp *	4,016	116,303
Texas Instruments Inc	40,216	1,991,496
The Ultimate Software Group Inc *	1,110	198,701
The Western Union Co	19,959	366,447
Total System Services Inc	6,388	290,207
Trimble Navigation Ltd *	524	8,604
Twitter Inc *	21,848	588,585
Vantiv Inc ‘A’ *	5,544	249,037
VeriFone Systems Inc *	4,329	120,043
VeriSign Inc *	3,999	282,169
Visa Inc ‘A’	75,666	5,270,894
VMware Inc ‘A’ *	3,168	249,607
WEX Inc *	1,513	131,389
Workday Inc ‘A’ *	4,101	282,395
Xilinx Inc	2,274	96,418
Yelp Inc *	2,472	53,544
Zebra Technologies Corp ‘A’ *	2,017	154,401
Zillow Group Inc ‘A’ *	1,002	28,787
Zillow Group Inc ‘C’ *	2,004	54,108

		106,215,653

Materials - 3.3%

Air Products & Chemicals Inc	6,833	871,754
Airgas Inc	582	51,990
AptarGroup Inc	441	29,088
Ashland Inc	245	24,652
Avery Dennison Corp	3,289	186,059
Axalta Coating Systems Ltd *	3,839	97,280
Ball Corp	5,329	331,464
Bemis Co Inc	405	16,026
Celanese Corp ‘A’	415	24,556
CF Industries Holdings Inc	9,098	408,500
Compass Minerals International Inc	1,282	100,470
Crown Holdings Inc *	2,332	106,689
Cytec Industries Inc	267	19,718
Eagle Materials Inc	1,961	134,172
Eastman Chemical Co	1,409	91,190
Ecolab Inc	10,206	1,119,802
EI du Pont de Nemours & Co	16,167	779,249
FMC Corp	3,780	128,180
Graphic Packaging Holding Co	7,223	92,382
Huntsman Corp	4,944	47,907

	Shares	Value
International Flavors & Fragrances Inc	3,127	$322,894
International Paper Co	15,458	584,158
LyondellBasell Industries NV ‘A’	14,885	1,240,814
Martin Marietta Materials Inc	360	54,702
Monsanto Co	18,405	1,570,683
NewMarket Corp	324	115,668
Owens-Illinois Inc *	387	8,019
Packaging Corp of America	3,787	227,826
Platform Specialty Products Corp *	749	9,475
PPG Industries Inc	10,509	921,534
Praxair Inc	9,284	945,668
Royal Gold Inc	131	6,154
RPM International Inc	5,160	216,152
Sealed Air Corp	8,125	380,900
Sigma-Aldrich Corp	1,801	250,195
Silgan Holdings Inc	1,546	80,454
Southern Copper Corp (Peru)	1,421	37,969
Steel Dynamics Inc	1,022	17,558
Tahoe Resources Inc (NYSE)	781	6,045
The Chemours Co	3,183	20,594
The Dow Chemical Co	5,839	247,574
The Scotts Miracle-Gro Co ‘A’	1,542	93,784
The Sherwin-Williams Co	3,131	697,524
The Valspar Corp	3,146	226,135
Vulcan Materials Co	662	59,050
WestRock Co	1,024	52,675
WR Grace & Co *	2,813	261,750

		13,317,082

Telecommunication Services - 2.0%

AT&T Inc	34,591	1,126,975
Level 3 Communications Inc *	1,310	57,234
SBA Communications Corp ‘A’ *	2,468	258,498
Verizon Communications Inc	146,306	6,365,774
Zayo Group Holdings Inc *	4,867	123,427

		7,931,908

Utilities - 0.0%

Calpine Corp *	1,644	24,002
Dominion Resources Inc	1,130	79,530
ITC Holdings Corp	2,180	72,681
TerraForm Power Inc ‘A’ *	102	1,451

		177,664

Total Common Stocks (Cost $306,307,367)		383,098,366

EXCHANGE-TRADED FUND - 1.6%

iShares Russell 1000 Growth	70,072	6,516,696

Total Exchange-Traded Fund (Cost $6,791,827)		6,516,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $11,323,530; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $11,555,156)	$11,323,530	$11,323,530

Total Short-Term Investment (Cost $11,323,530)		11,323,530

TOTAL INVESTMENTS - 99.8% (Cost $324,422,724)		400,938,592

OTHER ASSETS & LIABILITIES, NET - 0.2%		778,186

NET ASSETS - 100.0%		$401,716,778

Notes to Schedule of Investments

(a)	As of September 30, 2015, investments with a total aggregate value of $1,141,801 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index (12/15)	44	($68,781)
S&P 500 E-Mini Index (12/15)	85	(96,920)

Total Futures Contracts		($165,701)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$383,098,366	$383,098,366	$-	$-
	Exchange-Traded Fund	6,516,696	6,516,696	-	-
	Short-Term Investment	11,323,530	-	11,323,530	-

	Total Assets	400,938,592	389,615,062	11,323,530	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(165,701)	(165,701)	-	-

	Total Liabilities	(165,701)	(165,701)	-	-

	Total	$400,772,891	$389,449,361	$11,323,530	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Consumer Discretionary - 5.1%

Aaron’s Inc	2,575	$92,983
Aramark	759	22,497
Best Buy Co Inc	14,377	533,674
Brunswick Corp	1,126	53,924
Cabela’s Inc *	2,199	100,274
Cable One Inc *	162	67,946
Cablevision Systems Corp ‘A’	8,212	266,644
Carnival Corp	20,121	1,000,014
Clear Channel Outdoor Holdings Inc ‘A’ *	919	6,552
Coach Inc	11,256	325,636
Comcast Corp ‘A’	9,755	554,864
Comcast Corp ‘Special A’	1,790	102,460
CST Brands Inc	622	20,937
Darden Restaurants Inc	4,773	327,141
Dick’s Sporting Goods Inc	1,322	65,584
Dillard’s Inc ‘A’	1,022	89,313
Discovery Communications Inc ‘A’ *	647	16,841
Discovery Communications Inc ‘C’ *	1,139	27,666
DISH Network Corp ‘A’ *	3,371	196,664
DR Horton Inc	9,113	267,558
DSW Inc ‘A’	3,335	84,409
Foot Locker Inc	873	62,830
Ford Motor Co	184,953	2,509,812
Fossil Group Inc *	356	19,893
GameStop Corp ‘A’	5,077	209,223
Gannett Co Inc	5,239	77,170
Garmin Ltd	5,611	201,323
General Motors Co	76,132	2,285,483
Gentex Corp	7,102	110,081
Genuine Parts Co	500	41,445
Graham Holdings Co ‘B’	162	93,474
H&R Block Inc	827	29,937
Harley-Davidson Inc	4,467	245,238
Hasbro Inc	968	69,832
Hyatt Hotels Corp ‘A’ *	1,573	74,088
International Game Technology PLC	1,422	21,799
JC Penney Co Inc *	14,648	136,080
John Wiley & Sons Inc ‘A’	2,236	111,867
Johnson Controls Inc	24,226	1,001,987
Kohl’s Corp	9,607	444,900
Lear Corp	920	100,078
Lennar Corp ‘A’	5,009	241,083
Lennar Corp ‘B’	273	10,811
Liberty Broadband Corp ‘A’ *	1,207	62,088
Liberty Broadband Corp ‘C’ *	3,155	161,441
Liberty Interactive Corp QVC Group ‘A’ *	12,850	337,056
Liberty Media Corp ‘A’ *	4,958	177,100
Liberty Media Corp ‘C’ *	9,499	327,336
Macy’s Inc	4,515	231,710
Mattel Inc	16,027	337,529
MGM Resorts International *	19,619	361,971
Mohawk Industries Inc *	874	158,884
Murphy USA Inc *	2,061	113,252
Newell Rubbermaid Inc	6,314	250,729
News Corp ‘A’	18,170	229,305
News Corp ‘B’	5,585	71,600
Norwegian Cruise Line Holdings Ltd *	492	28,192
Office Depot Inc *	21,450	137,709
Penske Automotive Group Inc	1,229	59,533
PulteGroup Inc	17,272	325,923
PVH Corp	3,916	399,197
Ralph Lauren Corp	2,679	316,551
Royal Caribbean Cruises Ltd	8,147	725,816
Sears Holdings Corp *	549	12,407
Staples Inc	30,348	355,982
Target Corp	27,735	2,181,635

	Shares	Value
TEGNA Inc	10,746	$240,603
The Goodyear Tire & Rubber Co	12,786	375,013
The Wendy’s Co	12,575	108,774
Thomson Reuters Corp (NYSE)	15,615	628,660
Tiffany & Co	1,339	103,398
Time Warner Inc	18,945	1,302,469
Toll Brothers Inc *	5,416	185,444
Tribune Media Co ‘A’	3,839	136,668
Tupperware Brands Corp	125	6,186
Twenty-First Century Fox Inc ‘A’	19,262	519,689
Twenty-First Century Fox Inc ‘B’	7,400	200,318
Vista Outdoor Inc *	2,669	118,584
Whirlpool Corp	3,443	507,016
Wynn Resorts Ltd	432	22,948

		24,140,731

Consumer Staples - 6.6%

Altria Group Inc	5,497	299,037
Archer-Daniels-Midland Co	29,387	1,218,091
Avon Products Inc	20,963	68,130
Blue Buffalo Pet Products Inc *	654	11,713
Brown-Forman Corp ‘A’	89	9,522
Brown-Forman Corp ‘B’	408	39,535
Bunge Ltd	6,803	498,660
Campbell Soup Co	3,404	172,515
Colgate-Palmolive Co	5,271	334,498
ConAgra Foods Inc	17,478	708,034
CVS Health Corp	3,902	376,465
Edgewell Personal Care Co	2,946	240,394
Energizer Holdings Inc	2,995	115,936
Flowers Foods Inc	877	21,697
Herbalife Ltd *	498	27,141
Ingredion Inc	2,962	258,612
Kellogg Co	1,154	76,799
Kimberly-Clark Corp	3,571	389,382
Molson Coors Brewing Co ‘B’	6,532	542,287
Mondelez International Inc ‘A’	77,052	3,226,167
Nu Skin Enterprises Inc ‘A’	2,248	92,797
Philip Morris International Inc	36,838	2,922,359
Pilgrim’s Pride Corp	2,632	54,693
Pinnacle Foods Inc	5,522	231,261
Rite Aid Corp *	19,083	115,834
Sysco Corp	19,351	754,108
The Clorox Co	1,298	149,958
The JM Smucker Co	5,669	646,776
The Procter & Gamble Co	128,512	9,245,153
Tyson Foods Inc ‘A’	13,251	571,118
Wal-Mart Stores Inc	74,824	4,851,588
Walgreens Boots Alliance Inc	34,575	2,873,182
Whole Foods Market Inc	1,390	43,994

		31,187,436

Energy - 12.2%

Anadarko Petroleum Corp	24,061	1,453,044
Antero Resources Corp *	3,220	68,135
Apache Corp	17,863	699,515
Baker Hughes Inc	20,591	1,071,556
California Resources Corp	14,523	37,760
Cameron International Corp *	9,067	555,988
Cheniere Energy Inc *	11,207	541,298
Chesapeake Energy Corp	27,789	203,693
Chevron Corp	89,077	7,026,394
Cimarex Energy Co	4,480	459,110
Cobalt International Energy Inc *	17,549	124,247
Columbia Pipeline Group Inc	15,034	274,972
Concho Resources Inc *	5,685	558,835
ConocoPhillips	58,404	2,801,056
CONSOL Energy Inc	10,949	107,300
Continental Resources Inc *	2,657	76,973
CVR Energy Inc	473	19,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Denbury Resources Inc	16,486	$40,226
Devon Energy Corp	19,474	722,291
Diamond Offshore Drilling Inc	2,966	51,312
Diamondback Energy Inc *	2,985	192,831
Dril-Quip Inc *	1,880	109,454
Energen Corp	3,733	186,127
Ensco PLC ‘A’	11,118	156,541
EOG Resources Inc	23,767	1,730,238
EP Energy Corp ‘A’ *	1,572	8,096
EQT Corp	7,217	467,445
Exxon Mobil Corp	198,056	14,725,464
FMC Technologies Inc *	3,874	120,094
Frank’s International NV	1,597	24,482
Golar LNG Ltd (NOTC) (Bermuda)	4,280	119,326
Gulfport Energy Corp *	5,124	152,080
Halliburton Co	40,306	1,424,817
Helmerich & Payne Inc	4,568	215,884
Hess Corp	11,944	597,917
HollyFrontier Corp	7,849	383,345
Kinder Morgan Inc	84,582	2,341,230
Kosmos Energy Ltd *	7,282	40,634
Laredo Petroleum Inc *	5,688	53,638
Marathon Oil Corp	31,972	492,369
Marathon Petroleum Corp	23,805	1,102,886
Murphy Oil Corp	8,431	204,030
Nabors Industries Ltd	15,721	148,563
National Oilwell Varco Inc	18,373	691,743
Newfield Exploration Co *	7,712	253,725
Noble Corp PLC	11,569	126,218
Noble Energy Inc	20,328	613,499
Occidental Petroleum Corp	36,386	2,406,934
Oceaneering International Inc	3,883	152,524
ONEOK Inc	5,440	175,168
Patterson-UTI Energy Inc	7,082	93,057
PBF Energy Inc ‘A’	4,110	116,025
Phillips 66	25,657	1,971,484
Pioneer Natural Resources Co	7,073	860,360
QEP Resources Inc	8,530	106,881
Range Resources Corp	7,481	240,290
Rowan Cos PLC ‘A’	6,058	97,837
RPC Inc	2,323	20,559
Schlumberger Ltd	52,869	3,646,375
Seadrill Ltd (NYSE) * (United Kingdom)	17,895	105,581
SM Energy Co	3,248	104,066
Southwestern Energy Co *	18,216	231,161
Spectra Energy Corp	31,801	835,412
Superior Energy Services Inc	6,988	88,258
Targa Resources Corp	1,391	71,664
Teekay Corp (Bermuda)	1,319	39,095
Tesoro Corp	5,597	544,252
Valero Energy Corp	24,093	1,447,989
Weatherford International PLC *	36,700	311,216
Whiting Petroleum Corp *	9,689	147,951
World Fuel Services Corp	2,851	102,066
WPX Energy Inc *	11,120	73,614

		57,565,617

Financials - 28.7%

ACE Ltd	15,471	1,599,701
Aflac Inc	20,553	1,194,746
Alexandria Real Estate Equities Inc REIT	3,413	288,979
Alleghany Corp *	758	354,827
Allied World Assurance Co Holdings AG	4,524	172,681
Ally Financial Inc *	21,121	430,446
American Campus Communities Inc REIT	5,320	192,797
American Capital Agency Corp REIT	16,712	312,514
American Express Co	32,994	2,445,845
American Financial Group Inc	3,267	225,129
American Homes 4 Rent ‘A’ REIT	7,969	128,142
American International Group Inc	63,162	3,588,865

	Shares	Value
American National Insurance Co	334	$32,612
Ameriprise Financial Inc	1,439	157,038
AmTrust Financial Services Inc	1,753	110,404
Annaly Capital Management Inc REIT	44,893	443,094
Apartment Investment & Management Co ‘A’ REIT	7,403	274,059
Apple Hospitality REIT Inc	8,871	164,734
Arch Capital Group Ltd *	5,876	431,710
Arthur J Gallagher & Co	3,556	146,792
Aspen Insurance Holdings Ltd (Bermuda)	2,946	136,901
Associated Banc-Corp	7,294	131,073
Assurant Inc	3,218	254,254
Assured Guaranty Ltd	7,156	178,900
AvalonBay Communities Inc REIT	6,262	1,094,723
Axis Capital Holdings Ltd	4,781	256,835
Bank of America Corp	497,475	7,750,660
Bank of Hawaii Corp	2,089	132,631
BankUnited Inc	4,909	175,497
BB&T Corp	36,748	1,308,229
Berkshire Hathaway Inc ‘B’ *	82,374	10,741,570
BioMed Realty Trust Inc REIT	9,643	192,667
BlackRock Inc	4,053	1,205,646
BOK Financial Corp	1,305	84,447
Boston Properties Inc REIT	617	73,053
Brandywine Realty Trust REIT	8,667	106,777
Brixmor Property Group Inc REIT	8,197	192,466
Brown & Brown Inc	5,496	170,211
Camden Property Trust REIT	4,114	304,025
Capital One Financial Corp	25,884	1,877,108
Care Capital Properties Inc REIT	3,819	125,760
CBL & Associates Properties Inc REIT	8,014	110,192
Chimera Investment Corp REIT	9,846	131,641
Cincinnati Financial Corp	7,786	418,887
CIT Group Inc	8,245	330,047
Citigroup Inc	143,725	7,130,197
Citizens Financial Group Inc	14,773	352,484
City National Corp	2,278	200,601
CME Group Inc ‘A’	15,186	1,408,350
CNA Financial Corp	1,243	43,418
Columbia Property Trust Inc REIT	5,279	122,473
Comerica Inc	8,433	346,596
Commerce Bancshares Inc	3,908	178,048
Communications Sales & Leasing Inc REIT	5,785	103,551
Corporate Office Properties Trust REIT	4,575	96,212
Corrections Corp of America REIT	5,561	164,272
Cullen/Frost Bankers Inc	2,575	163,718
DDR Corp REIT	14,348	220,672
Digital Realty Trust Inc REIT	2,746	179,369
Discover Financial Services	20,962	1,089,814
Douglas Emmett Inc REIT	6,909	198,426
Duke Realty Corp REIT	16,345	311,372
E*TRADE Financial Corp *	13,734	361,616
East West Bancorp Inc	6,814	261,794
Empire State Realty Trust Inc ‘A’ REIT	2,723	46,373
Endurance Specialty Holdings Ltd	2,948	179,916
Equity Commonwealth REIT *	6,173	168,152
Equity Residential REIT	17,241	1,295,144
Essex Property Trust Inc REIT	3,096	691,708
Everest Re Group Ltd	2,105	364,881
Fifth Third Bancorp	38,366	725,501
First Horizon National Corp	11,095	157,327
First Niagara Financial Group Inc	16,909	172,641
First Republic Bank	6,739	423,007
FNF Group	13,285	471,219
Forest City Enterprises Inc ‘A’ *	10,346	208,265
Franklin Resources Inc	18,373	684,578
Gaming & Leisure Properties Inc REIT	3,669	108,969
General Growth Properties Inc REIT	27,334	709,864
Genworth Financial Inc ‘A’ *	23,915	110,487
HCC Insurance Holdings Inc	4,534	351,249

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
HCP Inc REIT	21,870	$814,657
Healthcare Trust of America Inc ‘A’ REIT	5,408	132,550
Home Properties Inc REIT	2,744	205,114
Hospitality Properties Trust REIT	6,434	164,582
Host Hotels & Resorts Inc REIT	35,891	567,437
Hudson City Bancorp Inc	25,084	255,104
Huntington Bancshares Inc	38,300	405,980
Interactive Brokers Group Inc ‘A’	2,544	100,412
Intercontinental Exchange Inc	3,396	798,026
Invesco Ltd	17,852	557,518
Iron Mountain Inc REIT	6,077	188,509
Jones Lang LaSalle Inc	592	85,112
JPMorgan Chase & Co	175,791	10,717,977
KeyCorp	40,184	522,794
Kilroy Realty Corp REIT	4,171	271,782
Kimco Realty Corp REIT	19,552	477,655
Legg Mason Inc	3,128	130,156
Leucadia National Corp	13,479	273,085
Liberty Property Trust REIT	7,080	223,091
Lincoln National Corp	11,986	568,856
Loews Corp	14,747	532,957
M&T Bank Corp	6,299	768,163
Markel Corp *	593	475,503
Marsh & McLennan Cos Inc	10,199	532,592
Mercury General Corp	782	39,499
MetLife Inc	44,375	2,092,281
MFA Financial Inc REIT	17,766	120,986
Mid-America Apartment Communities Inc REIT	3,570	292,276
Morgan Stanley	72,616	2,287,404
Nasdaq Inc	5,484	292,462
National Retail Properties Inc REIT	6,348	230,242
Navient Corp	18,428	207,131
New York Community Bancorp Inc	21,045	380,073
Northern Trust Corp	11,055	753,509
NorthStar Realty Finance Corp REIT	16,431	202,923
Old Republic International Corp	12,372	193,498
Omega Healthcare Investors Inc REIT	6,302	221,515
Outfront Media Inc REIT	6,549	136,219
PacWest Bancorp	4,825	206,558
Paramount Group Inc REIT	8,520	143,136
PartnerRe Ltd (Bermuda)	2,262	314,147
People’s United Financial Inc	14,643	230,334
Piedmont Office Realty Trust Inc ‘A’ REIT	7,400	132,386
Plum Creek Timber Co Inc REIT	4,909	193,955
Popular Inc	4,940	149,336
Post Properties Inc REIT	1,754	102,241
Principal Financial Group Inc	13,945	660,156
ProAssurance Corp	2,641	129,594
Prologis Inc REIT	24,824	965,654
Prudential Financial Inc	21,459	1,635,390
Public Storage REIT	605	128,036
Raymond James Financial Inc	6,053	300,410
Rayonier Inc REIT	6,065	133,855
Realogy Holdings Corp *	4,419	166,287
Realty Income Corp REIT	11,016	522,048
Regency Centers Corp REIT	4,469	277,748
Regions Financial Corp	63,492	572,063
Reinsurance Group of America Inc	3,136	284,090
RenaissanceRe Holdings Ltd (Bermuda)	2,182	231,990
Retail Properties of America Inc ‘A’ REIT	11,279	158,921
Santander Consumer USA Holdings Inc *	3,874	79,107
Senior Housing Properties Trust REIT	10,855	175,851
Signature Bank *	195	26,824
SL Green Realty Corp REIT	4,718	510,299
SLM Corp *	1,573	11,640
Spirit Realty Capital Inc REIT	20,911	191,127
Springleaf Holdings Inc *	2,514	109,912
StanCorp Financial Group Inc	2,000	228,400
Starwood Property Trust Inc REIT	11,280	231,466
State Street Corp	19,501	1,310,662

	Shares	Value
SunTrust Banks Inc	24,453	$935,083
SVB Financial Group *	916	105,835
Synchrony Financial *	6,085	190,460
Synovus Financial Corp	6,310	186,776
Taubman Centers Inc REIT	1,633	112,808
TCF Financial Corp	8,129	123,236
TD Ameritrade Holding Corp	1,826	58,140
TFS Financial Corp	3,048	52,578
The Allstate Corp	19,375	1,128,400
The Bank of New York Mellon Corp	47,388	1,855,240
The Charles Schwab Corp	15,901	454,133
The Chubb Corp	10,884	1,334,923
The Goldman Sachs Group Inc	20,465	3,555,998
The Hanover Insurance Group Inc	2,103	163,403
The Hartford Financial Services Group Inc	19,892	910,656
The Howard Hughes Corp *	1,130	129,656
The Macerich Co REIT	7,497	575,920
The PNC Financial Services Group Inc	24,533	2,188,344
The Progressive Corp	27,793	851,577
The Travelers Cos Inc	15,097	1,502,604
Torchmark Corp	5,974	336,934
Two Harbors Investment Corp REIT	17,428	153,715
UDR Inc REIT	12,268	423,001
Unum Group	11,820	379,186
US Bancorp	79,353	3,254,267
Validus Holdings Ltd	4,013	180,866
Ventas Inc REIT	15,674	878,684
VEREIT Inc REIT	42,878	331,018
Vornado Realty Trust REIT	8,919	806,456
Voya Financial Inc	10,846	420,499
Waddell & Reed Financial Inc ‘A’	242	8,414
Weingarten Realty Investors REIT	5,870	194,356
Wells Fargo & Co	220,686	11,332,226
Welltower Inc REIT	9,119	613,982
Weyerhaeuser Co REIT	22,416	612,853
White Mountains Insurance Group Ltd	284	212,233
WP Carey Inc REIT	4,943	285,755
WP GLIMCHER Inc REIT	8,921	104,019
WR Berkley Corp	4,606	250,428
XL Group PLC (Ireland)	14,526	527,584
Zions Bancorp	9,626	265,100

		135,702,178

Health Care - 11.0%

Abbott Laboratories	70,521	2,836,355
Aetna Inc	12,473	1,364,671
Agilent Technologies Inc	15,774	541,521
Alere Inc *	1,408	67,795
Alkermes PLC *	1,181	69,289
Allergan PLC *	10,188	2,769,200
Allscripts Healthcare Solutions Inc *	5,756	71,374
Alnylam Pharmaceuticals Inc *	624	50,145
Anthem Inc	9,995	1,399,300
Baxalta Inc	9,410	296,509
Baxter International Inc	9,410	309,118
Bio-Rad Laboratories Inc ‘A’ *	988	132,698
Bio-Techne Corp	1,055	97,545
Boston Scientific Corp *	58,554	960,871
Brookdale Senior Living Inc *	6,839	157,023
Cardinal Health Inc	1,526	117,227
Community Health Systems Inc *	5,592	239,170
DaVita HealthCare Partners Inc *	5,951	430,436
DENTSPLY International Inc	4,928	249,209
Endo International PLC *	6,302	436,603
Express Scripts Holding Co *	5,121	414,596
HCA Holdings Inc *	14,003	1,083,272
Health Net Inc *	3,052	183,791
Hill-Rom Holdings Inc	212	11,022
Humana Inc	539	96,481
Johnson & Johnson	114,412	10,680,360

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Laboratory Corp of America Holdings *	3,182	$345,152
LifePoint Health Inc *	1,907	135,206
Mallinckrodt PLC *	3,358	214,711
MEDNAX Inc *	1,886	144,826
Medtronic PLC	67,505	4,518,785
Merck & Co Inc	118,572	5,856,271
Mylan NV *	3,041	122,431
Patterson Cos Inc	1,802	77,936
PerkinElmer Inc	4,531	208,245
Perrigo Co PLC	5,647	888,104
Pfizer Inc	291,683	9,161,763
QIAGEN NV (XNGS) *	10,991	283,568
Quest Diagnostics Inc	6,804	418,242
Quintiles Transnational Holdings Inc *	194	13,497
St Jude Medical Inc	5,808	366,427
Stryker Corp	7,888	742,261
Teleflex Inc	1,968	244,445
The Cooper Cos Inc	739	110,008
Thermo Fisher Scientific Inc	12,502	1,528,745
UnitedHealth Group Inc	2,255	261,603
Universal Health Services Inc ‘B’	3,567	445,197
VCA Inc *	217	11,425
VWR Corp *	600	15,414
Zimmer Biomet Holdings Inc	7,572	711,238

		51,891,081

Industrials - 9.5%

AECOM *	6,202	170,617
AGCO Corp	3,596	167,681
Air Lease Corp	4,626	143,036
Allison Transmission Holdings Inc	3,959	105,666
AMERCO	176	69,251
Armstrong World Industries Inc *	673	32,129
Babcock & Wilcox Enterprises Inc *	1,979	33,247
BWX Technologies Inc	4,146	109,289
Carlisle Cos Inc	2,411	210,673
Caterpillar Inc	23,619	1,543,738
Chicago Bridge & Iron Co NV	4,641	184,062
Clean Harbors Inc *	878	38,606
Colfax Corp *	4,764	142,491
Copa Holdings SA ‘A’ (Panama)	1,603	67,214
Crane Co	2,314	107,856
CSX Corp	34,726	934,129
Cummins Inc	2,199	238,767
Danaher Corp	22,796	1,942,447
Deere & Co	12,969	959,706
Donaldson Co Inc	639	17,943
Dover Corp	7,598	434,454
Eaton Corp PLC	22,127	1,135,115
Emerson Electric Co	9,846	434,898
FedEx Corp	8,576	1,234,772
Flowserve Corp	3,421	140,740
Fluor Corp	6,944	294,078
Fortune Brands Home & Security Inc	4,909	233,030
GATX Corp	2,127	93,907
General Dynamics Corp	9,585	1,322,251
General Electric Co	477,287	12,037,178
Genesee & Wyoming Inc ‘A’ *	1,562	92,283
Hubbell Inc ‘B’	2,379	202,096
IDEX Corp	321	22,887
IHS Inc ‘A’ *	458	53,128
Ingersoll-Rand PLC	11,662	592,080
ITT Corp	4,249	142,044
Jacobs Engineering Group Inc *	5,949	222,671
JetBlue Airways Corp *	9,305	239,790
Joy Global Inc	4,692	70,052
Kansas City Southern	5,237	475,939
KAR Auction Services Inc	4,474	158,827
KBR Inc	6,930	115,454
Kennametal Inc	3,823	95,154

	Shares	Value
Kirby Corp *	2,647	$163,982
L-3 Communications Holdings Inc	3,902	407,837
Lincoln Electric Holdings Inc	276	14,471
Lockheed Martin Corp	3,625	751,499
Macquarie Infrastructure Corp	3,274	244,437
ManpowerGroup Inc	3,706	303,484
MSC Industrial Direct Co Inc ‘A’	1,594	97,282
Nielsen Holdings PLC	5,423	241,161
Norfolk Southern Corp	14,441	1,103,292
Northrop Grumman Corp	6,389	1,060,255
NOW Inc *	4,951	73,275
Orbital ATK Inc	2,867	206,051
Oshkosh Corp	3,739	135,838
Owens Corning	5,590	234,277
PACCAR Inc	1,653	86,237
Parker-Hannifin Corp	3,594	349,696
Pentair PLC (United Kingdom)	8,510	434,350
Pitney Bowes Inc	5,941	117,929
Precision Castparts Corp	5,298	1,217,004
Quanta Services Inc *	7,778	188,305
Raytheon Co	14,455	1,579,353
Regal Beloit Corp	2,029	114,537
Republic Services Inc	11,486	473,223
Roper Technologies Inc	2,938	460,385
RR Donnelley & Sons Co	4,577	66,641
Ryder System Inc	2,526	187,025
Spirit AeroSystems Holdings Inc ‘A’ *	504	24,363
SPX Corp	1,972	23,506
SPX FLOW Inc *	1,972	67,896
Stanley Black & Decker Inc	6,612	641,232
Terex Corp	5,051	90,615
Textron Inc	10,167	382,686
The ADT Corp	8,115	242,638
The Dun & Bradstreet Corp	1,215	127,575
The Manitowoc Co Inc	6,572	98,580
The Timken Co	3,738	102,758
Towers Watson & Co ‘A’	2,700	316,926
TransUnion *	348	8,742
Trinity Industries Inc	7,340	166,398
Triumph Group Inc	2,369	99,687
Tyco International PLC	2,582	86,394
United Technologies Corp	38,289	3,407,338
Valmont Industries Inc	1,074	101,912
Waste Connections Inc	5,868	285,067
Waste Management Inc	19,865	989,476
WESCO International Inc *	2,130	98,981
Xylem Inc	8,592	282,247

		45,018,219

Information Technology - 10.7%

3D Systems Corp *	3,269	37,757
Activision Blizzard Inc	23,902	738,333
Altera Corp	9,827	492,136
Amdocs Ltd	7,325	416,646
Analog Devices Inc	1,231	69,441
ANSYS Inc *	3,449	303,995
Applied Materials Inc	23,803	349,666
ARRIS Group Inc *	5,410	140,498
Arrow Electronics Inc *	4,533	250,584
Autodesk Inc *	2,793	123,283
Automatic Data Processing Inc	4,382	352,138
Avnet Inc	6,434	274,603
Black Knight Financial Services Inc ‘A’ *	118	3,841
Booz Allen Hamilton Holding Corp	348	9,121
Broadcom Corp ‘A’	24,260	1,247,692
Brocade Communications Systems Inc	19,795	205,472
CA Inc	14,960	408,408
Cisco Systems Inc	240,914	6,323,992
CommScope Holding Co Inc *	2,708	81,321
Computer Sciences Corp	6,574	403,512

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
CoreLogic Inc *	2,296	$85,480
Corning Inc	59,617	1,020,643
Cree Inc *	5,220	126,481
Cypress Semiconductor Corp *	15,810	134,701
Dolby Laboratories Inc ‘A’	2,318	75,567
DST Systems Inc	385	40,479
EchoStar Corp ‘A’ *	2,144	92,256
EMC Corp	84,451	2,040,336
Fidelity National Information Services Inc	7,641	512,558
First Solar Inc *	3,581	153,088
Fitbit Inc ‘A’ *	651	24,536
FLIR Systems Inc	2,389	66,868
Freescale Semiconductor Ltd *	457	16,717
Harris Corp	4,871	356,314
Hewlett-Packard Co	86,096	2,204,919
HomeAway Inc *	3,136	83,229
Ingram Micro Inc ‘A’	6,998	190,626
Intel Corp	208,989	6,298,928
International Business Machines Corp	19,141	2,774,871
Jabil Circuit Inc	7,534	168,536
Juniper Networks Inc	15,393	395,754
Keysight Technologies Inc *	1,242	38,303
Lam Research Corp	2,159	141,047
Leidos Holdings Inc	2,927	120,914
Lexmark International Inc ‘A’	2,832	82,071
Lumentum Holdings Inc *	2,163	36,663
Marvell Technology Group Ltd (Bermuda)	21,459	194,204
Maxim Integrated Products Inc	8,812	294,321
Micron Technology Inc *	47,185	706,831
Microsoft Corp	165,924	7,343,796
National Instruments Corp	4,217	117,190
NCR Corp *	8,030	182,683
NetApp Inc	10,338	306,005
Nuance Communications Inc *	11,989	196,260
NVIDIA Corp	25,485	628,205
ON Semiconductor Corp *	1,527	14,354
Oracle Corp	60,035	2,168,464
Paychex Inc	2,022	96,308
QUALCOMM Inc	65,482	3,518,348
SanDisk Corp	9,848	535,042
SS&C Technologies Holdings Inc	415	29,067
SunEdison Inc *	1,007	7,230
SunPower Corp *	2,337	46,833
Symantec Corp	32,246	627,830
Synopsys Inc *	6,811	314,532
Teradata Corp *	1,686	48,827
Teradyne Inc	10,173	183,216
Trimble Navigation Ltd *	11,639	191,112
Viavi Solutions Inc *	10,815	58,077
Western Digital Corp	10,644	845,559
Xerox Corp	52,293	508,811
Xilinx Inc	9,423	399,535
Yahoo! Inc *	44,454	1,285,165
Zillow Group Inc ‘A’ *	817	23,472
Zillow Group Inc ‘C’ *	1,634	44,118
Zynga Inc ‘A’ *	36,920	84,178

		50,513,897

Materials - 2.5%

Air Products & Chemicals Inc	1,801	229,772
Airgas Inc	2,495	222,878
Albemarle Corp	5,315	234,392
Alcoa Inc	62,034	599,248
Allegheny Technologies Inc	5,295	75,083
AptarGroup Inc	2,428	160,151
Ashland Inc	2,897	291,496
Avery Dennison Corp	295	16,688
Bemis Co Inc	4,118	162,949
Cabot Corp	3,074	97,015
Celanese Corp ‘A’	6,744	399,042

	Shares	Value
Crown Holdings Inc *	3,696	$169,092
Cytec Industries Inc	3,051	225,316
Domtar Corp	3,068	109,681
Eastman Chemical Co	5,289	342,304
EI du Pont de Nemours & Co	23,070	1,111,974
FMC Corp	1,703	57,749
Freeport-McMoRan Inc	53,813	521,448
Graphic Packaging Holding Co	6,753	86,371
Huntsman Corp	3,464	33,566
International Paper Co	972	36,732
Martin Marietta Materials Inc	2,750	417,863
Newmont Mining Corp	25,061	402,730
Nucor Corp	15,118	567,681
Owens-Illinois Inc *	7,202	149,225
Platform Specialty Products Corp *	5,237	66,248
Praxair Inc	2,281	232,343
Reliance Steel & Aluminum Co	3,519	190,061
Royal Gold Inc	2,925	137,417
Sigma-Aldrich Corp	3,464	481,219
Sonoco Products Co	4,780	180,397
Southern Copper Corp (Peru)	3,727	99,585
Steel Dynamics Inc	10,183	174,944
Tahoe Resources Inc (NYSE)	6,457	49,977
The Chemours Co	4,498	29,102
The Dow Chemical Co	47,457	2,012,177
The Mosaic Co	16,504	513,439
The Scotts Miracle-Gro Co ‘A’	213	12,955
United States Steel Corp	6,990	72,836
Vulcan Materials Co	5,461	487,121
Westlake Chemical Corp	1,941	100,719
WestRock Co	11,308	581,684

		12,142,670

Telecommunication Services - 2.4%

AT&T Inc ‡	245,965	8,013,540
CenturyLink Inc	26,705	670,830
Frontier Communications Corp	55,342	262,874
Level 3 Communications Inc *	12,071	527,382
SBA Communications Corp ‘A’ *	3,110	325,741
Sprint Corp *	35,381	135,863
T-Mobile US Inc *	13,004	517,689
Telephone & Data Systems Inc	4,505	112,445
United States Cellular Corp *	607	21,506
Verizon Communications Inc	13,910	605,224
Zayo Group Holdings Inc *	896	22,723

		11,215,817

Utilities - 6.0%

AES Corp	32,327	316,481
AGL Resources Inc	5,682	346,829
Alliant Energy Corp	5,352	313,039
Ameren Corp	11,494	485,851
American Electric Power Co Inc	23,209	1,319,664
American Water Works Co Inc	8,525	469,557
Aqua America Inc	8,388	222,030
Atmos Energy Corp	4,786	278,450
Calpine Corp *	15,592	227,643
CenterPoint Energy Inc	20,379	367,637
CMS Energy Corp	13,112	463,116
Consolidated Edison Inc	13,874	927,477
Dominion Resources Inc	26,707	1,879,639
DTE Energy Co	8,495	682,743
Duke Energy Corp	32,758	2,356,611
Edison International	15,434	973,422
Entergy Corp	8,504	553,610
Eversource Energy	15,047	761,679
Exelon Corp	40,797	1,211,671
FirstEnergy Corp	19,991	625,918
Great Plains Energy Inc	7,309	197,489
Hawaiian Electric Industries Inc	5,123	146,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
ITC Holdings Corp	4,663	$155,464
MDU Resources Group Inc	9,258	159,238
National Fuel Gas Co	3,999	199,870
NextEra Energy Inc	21,038	2,052,257
NiSource Inc	15,034	278,881
NRG Energy Inc	15,798	234,600
OGE Energy Corp	9,454	258,662
Pepco Holdings Inc	11,988	290,349
PG&E Corp	22,736	1,200,461
Pinnacle West Capital Corp	5,247	336,543
PPL Corp	31,648	1,040,903
Public Service Enterprise Group Inc	23,963	1,010,280
Questar Corp	8,343	161,938
SCANA Corp	6,770	380,880
Sempra Energy	11,728	1,134,332
TECO Energy Inc	11,138	292,484
TerraForm Power Inc ‘A’ *	2,587	36,787
The Southern Co	43,024	1,923,173
UGI Corp	8,172	284,549
Vectren Corp	3,933	165,225
WEC Energy Group Inc	14,955	780,950
Westar Energy Inc	6,264	240,788
Xcel Energy Inc	24,013	850,300

		28,596,449

Total Common Stocks (Cost $430,398,293)		447,974,095

EXCHANGE-TRADED FUND - 0.7%

iShares Russell 1000 Value	32,768	3,056,599

Total Exchange-Traded Fund (Cost $3,176,969)		3,056,599

	Principal Amount	Value
SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $20,459,055; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $20,872,500)	$20,459,055	$20,459,055

Total Short-Term Investment (Cost $20,459,055)		20,459,055

TOTAL INVESTMENTS - 99.7% (Cost $454,034,317)		471,489,749

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,531,585

NET ASSETS - 100.0%		$473,021,334

Notes to Schedule of Investments

(a)	As of September 30, 2015, an investment with a value of $2,065,572 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/15)	224	($266,992)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$447,974,095	$447,974,095	$-	$-
	Exchange-Traded Fund	3,056,599	3,056,599	-	-
	Short-Term Investment	20,459,055	-	20,459,055	-

	Total Assets	471,489,749	451,030,694	20,459,055	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(266,992)	(266,992)	-	-

	Total Liabilities	(266,992)	(266,992)	-	-

	Total	$471,222,757	$450,763,702	$20,459,055	$-

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Health Care - 0.0%

Contra Furiex Pharmaceuticals - Contingent Value Rights * +	651	$6,510

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	912	2,298

Total Rights (Cost $6,360)		8,808

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	382	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 93.8%

Consumer Discretionary - 17.4%

1-800-Flowers.com Inc ‘A’ *	2,961	26,945
2U Inc *	2,816	101,094
AMC Entertainment Holdings Inc ‘A’	232	5,844
America’s Car-Mart Inc *	137	4,533
American Axle & Manufacturing Holdings Inc *	8,870	176,868
American Eagle Outfitters Inc	20,192	315,601
Arctic Cat Inc	539	11,955
Asbury Automotive Group Inc *	3,179	257,976
Ascena Retail Group Inc *	3,663	50,952
Bassett Furniture Industries Inc	629	17,518
Big Lots Inc	5,772	276,594
BJ’s Restaurants Inc *	2,523	108,565
Bloomin’ Brands Inc	14,422	262,192
Blue Nile Inc *	1,404	47,090
Bob Evans Farms Inc	213	9,234
Bojangles’ Inc *	990	16,731
Boot Barn Holdings Inc *	1,410	25,986
Boyd Gaming Corp *	9,483	154,573
Bravo Brio Restaurant Group Inc *	1,605	18,088
Bright Horizons Family Solutions Inc *	4,360	280,086
Buffalo Wild Wings Inc *	2,210	427,480
Build-A-Bear Workshop Inc *	132	2,493
Burlington Stores Inc *	7,894	402,910
Caleres Inc	451	13,769
Capella Education Co	1,413	69,972
Carmike Cinemas Inc *	162	3,255
Carriage Services Inc	322	6,952
Carrols Restaurant Group Inc *	3,472	41,317
Cavco Industries Inc *	811	55,221
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	6,222	13,440
Century Communities Inc *	115	2,283
Chegg Inc *	3,486	25,134
Cherokee Inc *	901	13,984
Chico’s FAS Inc	16,710	262,848
Churchill Downs Inc	1,598	213,828
Chuy’s Holdings Inc *	1,959	55,636
ClubCorp Holdings Inc	5,182	111,206
Collectors Universe Inc	854	12,878
Columbia Sportswear Co	2,315	136,099

	Shares	Value
Cooper Tire & Rubber Co	696	$27,499
Cooper-Standard Holding Inc *	89	5,162
Core-Mark Holding Co Inc	1,408	92,154
Cracker Barrel Old Country Store Inc	2,091	307,962
Crocs Inc *	6,987	90,307
Crown Media Holdings Inc ‘A’ *	3,318	17,751
Culp Inc	1,209	38,773
Dana Holding Corp	10,041	159,451
Dave & Buster’s Entertainment Inc *	2,687	101,649
Deckers Outdoor Corp *	2,182	126,687
Del Frisco’s Restaurant Group Inc *	185	2,570
Denny’s Corp *	6,881	75,897
Destination XL Group Inc *	529	3,073
Diamond Resorts International Inc *	5,022	117,465
DineEquity Inc	1,855	170,029
Dorman Products Inc *	3,100	157,759
Drew Industries Inc	2,802	153,017
El Pollo Loco Holdings Inc *	1,593	17,173
Eldorado Resorts Inc *	1,891	17,057
Empire Resorts Inc *	1,710	7,199
Entravision Communications Corp ‘A’	7,162	47,556
Escalade Inc	189	2,986
Etsy Inc *	2,353	32,213
Express Inc *	8,888	158,829
Fenix Parts Inc *	1,039	6,941
Fiesta Restaurant Group Inc *	3,119	141,509
Five Below Inc *	6,337	212,796
Fogo De Chao Inc *	381	5,944
Fox Factory Holding Corp *	1,943	32,759
Francesca’s Holdings Corp *	4,959	60,649
G-III Apparel Group Ltd *	4,644	286,349
Gentherm Inc *	4,172	187,406
Global Eagle Entertainment Inc *	5,448	62,543
Grand Canyon Education Inc *	5,474	207,957
Gray Television Inc *	7,374	94,092
Group 1 Automotive Inc	553	47,088
Helen of Troy Ltd *	1,357	121,180
Hibbett Sports Inc *	2,924	102,369
Horizon Global Corp *	138	1,217
Houghton Mifflin Harcourt Co *	1,133	23,011
HSN Inc	3,772	215,909
IMAX Corp *	7,058	238,490
Installed Building Products Inc *	2,345	59,282
Interval Leisure Group Inc	4,601	84,474
iRobot Corp *	652	18,999
Isle of Capri Casinos Inc *	2,602	45,379
Jack in the Box Inc	4,356	335,586
JAKKS Pacific Inc *	113	963
Jamba Inc *	1,643	23,413
Kirkland’s Inc	2,033	43,791
Kona Grill Inc *	489	7,702
Krispy Kreme Doughnuts Inc *	7,575	110,822
La Quinta Holdings Inc *	11,204	176,799
La-Z-Boy Inc	2,317	61,540
Lands’ End Inc *	342	9,237
LGI Homes Inc *	438	11,909
Libbey Inc	2,419	78,884
Liberty Tax Inc	673	15,674
Liberty TripAdvisor Holdings Inc ‘A’ *	2,504	55,514
LifeLock Inc *	11,091	97,157
Lithia Motors Inc ‘A’	2,652	286,708
Loral Space & Communications Inc *	1,536	72,315
M/I Homes Inc *	534	12,592
Malibu Boats Inc ‘A’ *	2,089	29,204
Marine Products Corp	1,163	8,071
MarineMax Inc *	1,557	22,000
Marriott Vacations Worldwide Corp	1,782	121,425
Martha Stewart Living Omnimedia Inc ‘A’ *	2,605	15,526
Mattress Firm Holding Corp *	2,414	100,809
MCBC Holdings Inc *	493	6,389
MDC Holdings Inc	1,623	42,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
MDC Partners Inc ‘A’	1,425	$26,263
Meritage Homes Corp *	324	11,832
Metaldyne Performance Group Inc	790	16,598
Monarch Casino & Resort Inc *	250	4,493
Monro Muffler Brake Inc	3,704	250,205
Morgans Hotel Group Co *	1,498	4,973
Motorcar Parts of America Inc *	1,956	61,301
National CineMedia Inc	1,682	22,572
Nautilus Inc *	3,712	55,680
Nexstar Broadcasting Group Inc ‘A’	3,663	173,443
Noodles & Co *	919	13,013
Nutrisystem Inc	3,365	89,240
Ollie’s Bargain Outlet Holdings Inc *	762	12,322
Outerwall Inc	2,162	123,083
Overstock.com Inc *	1,426	24,470
Oxford Industries Inc	1,721	127,147
Papa John’s International Inc	3,373	230,983
Papa Murphy’s Holdings Inc *	1,083	15,898
Party City Holdco Inc *	2,975	47,511
Penn National Gaming Inc *	898	15,068
Performance Sports Group Ltd *	389	5,220
PetMed Express Inc	2,322	37,384
Pier 1 Imports Inc	10,618	73,264
Pinnacle Entertainment Inc *	5,470	185,105
Planet Fitness Inc ‘A’ *	1,006	17,243
Pool Corp	5,075	366,922
Popeyes Louisiana Kitchen Inc *	2,707	152,567
Potbelly Corp *	2,551	28,087
Reading International Inc ‘A’ *	445	5,638
Red Robin Gourmet Burgers Inc *	1,647	124,744
Rentrak Corp *	1,371	74,130
Restoration Hardware Holdings Inc *	3,892	363,163
Ruth’s Hospitality Group Inc	2,696	43,783
Scientific Games Corp ‘A’ *	5,930	61,968
SeaWorld Entertainment Inc	8,058	143,513
Select Comfort Corp *	6,114	133,774
Sequential Brands Group Inc *	2,374	34,352
SFX Entertainment Inc *	2,391	1,219
Shake Shack Inc ‘A’ *	585	27,729
Shutterfly Inc *	2,788	99,671
Sinclair Broadcast Group Inc ‘A’	7,753	196,306
Skullcandy Inc *	892	4,933
Smith & Wesson Holding Corp *	6,342	106,990
Sonic Corp	4,394	100,842
Sotheby’s	7,261	232,207
Sportsman’s Warehouse Holdings Inc *	900	11,088
Steiner Leisure Ltd * (Bahamas)	1,497	94,580
Steven Madden Ltd *	6,555	240,044
Stoneridge Inc *	3,267	40,315
Strattec Security Corp	72	4,540
Strayer Education Inc *	533	29,299
Sturm Ruger & Co Inc	2,185	128,238
Superior Uniform Group Inc	868	15,563
Tenneco Inc *	7,150	320,105
Texas Roadhouse Inc	8,125	302,250
The Buckle Inc	3,299	121,964
The Cato Corp ‘A’	473	16,096
The Cheesecake Factory Inc	5,662	305,522
The Children’s Place Inc	632	36,447
The Container Store Group Inc *	1,866	26,273
The EW Scripps Co ‘A’	4,453	78,685
The Finish Line Inc ‘A’	1,408	27,174
The Habit Restaurants Inc ‘A’ *	1,348	28,861
The Men’s Wearhouse Inc	5,646	240,068
The New Home Co Inc *	219	2,836
The New York Times Co ‘A’	3,229	38,134
The Ryland Group Inc	1,916	78,230
Tile Shop Holdings Inc *	3,200	38,336
Tower International Inc *	1,389	33,003
Travelport Worldwide Ltd	8,719	115,265
TRI Pointe Group Inc *	1,132	14,818

	Shares	Value
Tribune Publishing Co	1,577	$12,364
Tuesday Morning Corp *	4,237	22,922
Tumi Holdings Inc *	6,538	115,200
Unifi Inc *	102	3,041
Universal Electronics Inc *	1,552	65,231
Vail Resorts Inc	4,245	444,367
Vince Holding Corp *	1,799	6,171
Vitamin Shoppe Inc *	212	6,920
Wayfair Inc ‘A’ *	2,357	82,636
Weight Watchers International Inc *	3,108	19,829
William Lyon Homes ‘A’ *	319	6,571
Wingstop Inc *	576	13,812
Winmark Corp	229	23,569
Winnebago Industries Inc	2,893	55,401
Wolverine World Wide Inc	12,034	260,416
World Wrestling Entertainment Inc ‘A’	3,575	60,418
ZAGG Inc *	3,307	22,455
Zoe’s Kitchen Inc *	2,274	89,800
zulily Inc ‘A’ *	7,625	132,675
Zumiez Inc *	1,875	29,306

		17,779,898

Consumer Staples - 3.3%

Alico Inc	22	893
Amplify Snack Brands Inc *	869	9,307
Arcadia Biosciences Inc *	246	750
B&G Foods Inc	6,431	234,410
Boulder Brands Inc *	5,948	48,714
Cal-Maine Foods Inc	3,651	199,381
Calavo Growers Inc	1,720	76,781
Casey’s General Stores Inc	4,515	464,684
Castle Brands Inc *	7,690	10,151
Central Garden & Pet Co ‘A’ *	518	8,345
Coca-Cola Bottling Co Consolidated	502	97,077
Craft Brew Alliance Inc *	416	3,316
Dean Foods Co	5,106	84,351
Diamond Foods Inc *	2,924	90,235
Fairway Group Holdings Corp *	852	895
Farmer Bros Co *	859	23,408
Freshpet Inc *	2,424	25,452
HRG Group Inc *	4,195	49,207
Ingles Markets Inc ‘A’	442	21,141
Inter Parfums Inc	803	19,922
Inventure Foods Inc *	2,298	20,406
J&J Snack Foods Corp	1,732	196,859
John B Sanfilippo & Son Inc	253	12,969
Lancaster Colony Corp	1,404	136,862
Landec Corp *	674	7,866
Lifeway Foods Inc *	525	5,502
Limoneira Co	1,293	21,632
Medifast Inc *	1,287	34,569
MGP Ingredients Inc	1,269	20,317
National Beverage Corp *	1,296	39,826
Natural Grocers by Vitamin Cottage Inc *	1,046	23,734
Natural Health Trends Corp	935	30,556
Orchids Paper Products Co	315	8,221
PriceSmart Inc	2,269	175,484
Revlon Inc ‘A’ *	325	9,571
Seaboard Corp *	2	6,158
Synutra International Inc *	2,219	10,540
The Boston Beer Co Inc ‘A’ *	1,065	224,300
The Chefs’ Warehouse Inc *	2,219	31,421
The Fresh Market Inc *	5,011	113,198
Tootsie Roll Industries Inc	774	24,218
United Natural Foods Inc *	5,359	259,965
USANA Health Sciences Inc *	660	88,460
Vector Group Ltd	10,022	226,605
WD-40 Co	1,707	152,042

		3,349,701

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Energy - 1.2%

Carrizo Oil & Gas Inc *	297	$9,070
Delek US Holdings Inc	3,712	102,822
Energy Fuels Inc * (Canada)	2,759	8,029
Evolution Petroleum Corp	2,794	15,507
Fairmount Santrol Holdings Inc *	6,829	18,438
Hallador Energy Co	169	1,175
ION Geophysical Corp *	2,329	908
Isramco Inc *	110	10,927
Magnum Hunter Resources Corp *	23,080	7,847
Matador Resources Co *	5,064	105,027
Panhandle Oil & Gas Inc ‘A’	905	14,625
Par Petroleum Corp *	1,696	35,328
Parsley Energy Inc ‘A’ *	3,761	56,678
PHI Inc *	86	1,624
RigNet Inc *	1,438	36,669
SemGroup Corp ‘A’	5,141	222,297
Solazyme Inc *	9,183	23,876
Synergy Resources Corp *	1,330	13,034
Ultra Petroleum Corp *	8,800	56,232
Uranium Energy Corp *	10,858	10,858
US Silica Holdings Inc	6,216	87,583
Western Refining Inc	8,323	367,211

		1,205,765

Financials - 7.4%

Alexander’s Inc REIT	232	86,768
Altisource Asset Management Corp *	89	2,132
Altisource Portfolio Solutions SA *	1,546	36,857
Ambac Financial Group Inc *	580	8,393
American Assets Trust Inc REIT	3,711	151,631
Ashford Inc *	121	7,677
Atlas Financial Holdings Inc *	595	11,008
Bank of the Ozarks Inc	9,057	396,334
BGC Partners Inc ‘A’	21,299	175,078
BNC Bancorp	209	4,646
BofI Holding Inc *	1,796	231,379
Cardinal Financial Corp	146	3,359
CareTrust REIT Inc	5,624	63,832
CIFC Corp	201	1,437
Cohen & Steers Inc	2,282	62,641
Consolidated-Tomoka Land Co	142	7,072
CoreSite Realty Corp REIT	2,876	147,941
Cowen Group Inc ‘A’ *	830	3,785
Crawford & Co ‘B’	870	4,881
CubeSmart REIT	15,231	414,436
CyrusOne Inc REIT	6,951	227,020
Diamond Hill Investment Group Inc	339	63,068
DuPont Fabros Technology Inc REIT	2,680	69,358
Eagle Bancorp Inc *	2,640	120,120
Easterly Government Properties Inc REIT	1,720	27,434
EastGroup Properties Inc REIT	779	42,206
eHealth Inc *	2,079	26,632
Employers Holdings Inc	2,266	50,509
Encore Capital Group Inc *	535	19,795
Enova International Inc *	2,710	27,696
Equity One Inc REIT	710	17,281
Essent Group Ltd *	6,501	161,550
Evercore Partners Inc ‘A’	4,043	203,120
Fifth Street Asset Management Inc	465	3,474
Financial Engines Inc	6,027	177,616
First Cash Financial Services Inc *	3,018	120,901
First Financial Bankshares Inc	4,281	136,050
GAIN Capital Holdings Inc	600	4,368
GAMCO Investors Inc ‘A’	741	40,681
Greenhill & Co Inc	3,410	97,083
HCI Group Inc	162	6,281
Heritage Insurance Holdings Inc *	1,876	37,013
HFF Inc ‘A’	4,402	148,612
Hilltop Holdings Inc *	3,209	63,570

	Shares	Value
Home BancShares Inc	5,404	$218,862
HomeStreet Inc *	824	19,034
Houlihan Lokey Inc *	404	8,807
Impac Mortgage Holdings Inc *	942	15,402
Inland Real Estate Corp REIT	3,636	29,452
INTL. FCStone Inc *	467	11,530
Investment Technology Group Inc	542	7,230
Janus Capital Group Inc	1,492	20,291
KCG Holdings Inc ‘A’ *	470	5,156
Kennedy-Wilson Holdings Inc	1,021	22,636
Ladenburg Thalmann Financial Services Inc *	1,428	3,013
LendingTree Inc *	681	63,353
LTC Properties Inc REIT	325	13,868
Maiden Holdings Ltd	795	11,035
Marcus & Millichap Inc *	1,606	73,860
MarketAxess Holdings Inc	4,348	403,842
Medley Management Inc ‘A’	577	3,820
Meridian Bancorp Inc	981	13,410
MGIC Investment Corp *	17,692	163,828
Moelis & Co ‘A’	1,801	47,294
National General Holdings Corp	438	8,449
National Health Investors Inc REIT	1,542	88,650
National Interstate Corp	125	3,335
National Storage Affiliates Trust REIT	2,758	37,371
OM Asset Management PLC	2,936	45,273
On Deck Capital Inc *	1,359	13,454
Patriot National Inc *	996	15,767
Pinnacle Financial Partners Inc	309	15,268
Potlatch Corp REIT	3,516	101,226
PRA Group Inc *	5,623	297,569
PS Business Parks Inc REIT	238	18,892
Pzena Investment Management Inc ‘A’	1,342	11,944
QTS Realty Trust Inc ‘A’ REIT	3,175	138,716
Renasant Corp	331	10,873
RLJ Lodging Trust REIT	5,667	143,205
Ryman Hospitality Properties Inc REIT	5,098	250,975
Sabra Health Care REIT Inc	1,214	28,141
Saul Centers Inc REIT	1,064	55,062
South State Corp	143	10,992
Sovran Self Storage Inc REIT	3,627	342,026
Square 1 Financial Inc ‘A’ *	685	17,587
State National Cos Inc	346	3,235
Stonegate Mortgage Corp *	279	1,984
Sun Communities Inc REIT	884	59,900
Texas Capital Bancshares Inc *	370	19,395
Third Point Reinsurance Ltd * (Bermuda)	729	9,805
United Financial Bancorp Inc	1,151	15,021
Universal Health Realty Income Trust REIT	1,066	50,038
Universal Insurance Holdings Inc	3,752	110,834
Urban Edge Properties REIT	9,880	213,309
Urstadt Biddle Properties Inc ‘A’ REIT	499	9,351
Virtu Financial Inc ‘A’	2,238	51,295
Virtus Investment Partners Inc	48	4,824
Walker & Dunlop Inc *	1,554	40,528
Western Alliance Bancorp *	5,131	157,573
Westwood Holdings Group Inc	889	48,317
WisdomTree Investments Inc	13,342	215,206
World Acceptance Corp *	547	14,681
ZAIS Group Holdings Inc ‘A’ *	449	4,230

		7,552,749

Health Care - 25.1%

AAC Holdings Inc *	939	20,893
Abaxis Inc	2,664	117,189
Abeona Therapeutics Inc *	1,192	4,828
ABIOMED Inc *	4,868	451,556
ACADIA Pharmaceuticals Inc *	8,560	283,079
Accelerate Diagnostics Inc *	2,545	41,178
Acceleron Pharma Inc *	2,552	63,545
Accuray Inc *	9,311	46,508
Aceto Corp	2,994	82,185

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Achillion Pharmaceuticals Inc *	13,706	$94,708
Acorda Therapeutics Inc *	4,543	120,435
Addus HomeCare Corp *	77	2,399
Adeptus Health Inc ‘A’ *	732	59,116
Aduro Biotech Inc *	985	19,079
Advaxis Inc *	3,571	36,531
Aegerion Pharmaceuticals Inc *	2,959	40,242
Aerie Pharmaceuticals Inc *	2,420	42,931
Affimed NV * (Germany)	1,804	11,131
Affymetrix Inc *	2,364	20,189
Agenus Inc *	7,215	33,189
Agile Therapeutics Inc *	1,210	8,155
Aimmune Therapeutics Inc *	1,150	29,118
Air Methods Corp *	4,569	155,757
Albany Molecular Research Inc *	2,925	50,954
Alder Biopharmaceuticals Inc *	2,694	88,255
Alimera Sciences Inc *	3,373	7,454
Alliance HealthCare Services Inc *	183	1,786
AMAG Pharmaceuticals Inc *	2,007	79,738
Amedisys Inc *	2,641	100,279
Amicus Therapeutics Inc *	13,469	188,431
AMN Healthcare Services Inc *	5,548	166,495
Amphastar Pharmaceuticals Inc *	2,472	28,898
Amsurg Corp *	1,377	107,007
Anacor Pharmaceuticals Inc *	4,767	561,124
Analogic Corp	137	11,239
ANI Pharmaceuticals Inc *	930	36,744
Anika Therapeutics Inc *	1,343	42,748
Antares Pharma Inc *	17,843	30,333
Anthera Pharmaceuticals Inc *	4,601	28,020
Applied Genetic Technologies Corp *	1,015	13,337
Aratana Therapeutics Inc *	3,162	26,751
Ardelyx Inc *	1,916	33,108
Arena Pharmaceuticals Inc *	28,455	54,349
ARIAD Pharmaceuticals Inc *	19,662	114,826
Array BioPharma Inc *	13,445	61,309
Arrowhead Research Corp *	3,858	22,222
Assembly Biosciences Inc *	1,569	15,000
Asterias Biotherapeutics Inc *	1,235	4,779
Atara Biotherapeutics Inc *	1,952	61,371
AtriCure Inc *	2,436	53,373
Atrion Corp	175	65,618
aTyr Pharma Inc *	719	7,377
Avalanche Biotechnologies Inc *	2,304	18,985
Axovant Sciences Ltd *	1,412	18,243
Bellicum Pharmaceuticals Inc *	914	13,280
BioCryst Pharmaceuticals Inc *	6,863	78,238
BioDelivery Sciences International Inc *	5,294	29,435
BioSpecifics Technologies Corp *	578	25,166
BioTelemetry Inc *	3,204	39,217
BioTime Inc *	5,959	17,877
Blueprint Medicines Corp *	1,104	23,559
Cambrex Corp *	3,664	145,388
Cantel Medical Corp	4,042	229,181
Capital Senior Living Corp *	3,472	69,614
Cara Therapeutics Inc *	2,252	32,181
Carbylan Therapeutics Inc *	1,449	5,173
Cardiovascular Systems Inc *	3,530	55,915
Castlight Health Inc ‘B’ *	3,942	16,556
Catabasis Pharmaceuticals Inc *	352	2,848
Catalent Inc *	9,814	238,480
Catalyst Pharmaceuticals Inc *	8,842	26,526
Celldex Therapeutics Inc *	10,391	109,521
Cellular Biomedicine Group Inc *	1,164	19,707
Cempra Inc *	3,754	104,511
Cepheid *	8,383	378,912
Cerus Corp *	9,555	43,380
Chemed Corp	1,990	265,605
ChemoCentryx Inc *	3,262	19,735
Chiasma Inc *	705	14,015
Chimerix Inc *	5,296	202,307

	Shares	Value
Cidara Therapeutics Inc *	571	$7,263
Civitas Solutions Inc *	1,380	31,630
Clovis Oncology Inc *	3,241	298,042
Coherus Biosciences Inc *	2,770	55,511
Collegium Pharmaceutical Inc *	791	17,489
Computer Programs & Systems Inc	1,332	56,117
Concert Pharmaceuticals Inc *	1,814	34,049
ConforMIS Inc *	949	17,139
Connecture Inc *	697	3,178
Corcept Therapeutics Inc *	7,308	27,478
Corindus Vascular Robotics Inc *	2,726	8,423
Corium International Inc *	1,146	10,715
CorMedix Inc *	3,678	7,319
CorVel Corp *	1,000	32,300
Cross Country Healthcare Inc *	2,331	31,725
CTI BioPharma Corp *	19,216	28,055
Curis Inc *	13,071	26,403
Cutera Inc *	1,145	14,977
Cyberonics Inc *	3,053	185,561
Cynosure Inc ‘A’ *	2,420	72,697
Cytokinetics Inc *	2,090	13,982
CytRx Corp *	7,528	17,841
Depomed Inc *	6,947	130,951
Dermira Inc *	589	13,747
Dicerna Pharmaceuticals Inc *	1,774	14,565
Diplomat Pharmacy Inc *	4,232	121,585
Durect Corp *	13,200	25,740
Dyax Corp *	16,954	323,652
Dynavax Technologies Corp *	4,198	103,019
Eagle Pharmaceuticals Inc *	1,000	74,030
Emergent BioSolutions Inc *	2,489	70,912
Enanta Pharmaceuticals Inc *	1,885	68,124
EndoChoice Holdings Inc *	571	6,487
Endologix Inc *	8,038	98,546
Entellus Medical Inc *	552	9,947
Epizyme Inc *	3,410	43,853
Esperion Therapeutics Inc *	1,548	36,517
Evolent Health Inc ‘A’ *	1,098	17,524
Exact Sciences Corp *	11,118	200,013
ExamWorks Group Inc *	4,826	141,112
Exelixis Inc *	26,339	147,762
Fibrocell Science Inc *	3,034	11,681
FibroGen Inc *	5,565	121,985
Five Prime Therapeutics Inc *	2,498	38,444
Flex Pharma Inc *	560	6,726
Flexion Therapeutics Inc *	1,637	24,326
Fluidigm Corp *	3,361	27,258
Foamix Pharmaceuticals Ltd * (Israel)	2,648	19,410
Foundation Medicine Inc *	1,409	25,996
Galena Biopharma Inc *	19,062	30,118
Genesis Healthcare Inc *	2,120	12,996
GenMark Diagnostics Inc *	5,011	39,437
Genocea Biosciences Inc *	2,346	16,070
Genomic Health Inc *	1,992	42,151
Geron Corp *	17,569	48,490
Glaukos Corp *	663	16,038
Global Blood Therapeutics Inc *	715	30,144
Globus Medical Inc ‘A’ *	8,130	167,966
Haemonetics Corp *	2,932	94,762
Halozyme Therapeutics Inc *	12,342	165,753
HealthEquity Inc *	4,263	125,972
HealthSouth Corp	10,719	411,288
HealthStream Inc *	2,955	64,449
HeartWare International Inc *	2,035	106,451
Heron Therapeutics Inc *	3,397	82,887
Heska Corp *	667	20,330
HMS Holdings Corp *	10,371	90,954
ICU Medical Inc *	1,080	118,260
Idera Pharmaceuticals Inc *	9,096	30,472
IGI Laboratories Inc *	4,897	32,026
Ignyta Inc *	1,443	12,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Immune Design Corp *	1,327	$16,189
ImmunoGen Inc *	9,993	95,933
Immunomedics Inc *	10,404	17,895
Impax Laboratories Inc *	8,340	293,651
Imprivata Inc *	1,069	18,996
INC Research Holdings Inc ‘A’ *	1,506	60,240
Infinity Pharmaceuticals Inc *	5,791	48,934
Inogen Inc *	1,861	90,352
Inovio Pharmaceuticals Inc *	7,534	43,547
Insmed Inc *	7,151	132,794
Insulet Corp *	6,628	171,731
Insys Therapeutics Inc *	2,740	77,980
Integra LifeSciences Holdings Corp *	1,414	84,204
Intersect ENT Inc *	1,865	43,641
Intra-Cellular Therapies Inc *	2,556	102,342
Invitae Corp *	745	5,379
InVivo Therapeutics Holdings Corp *	3,146	27,119
Invuity Inc *	429	6,015
IPC Healthcare Inc *	1,186	92,140
iRadimed Corp *	335	8,161
Ironwood Pharmaceuticals Inc *	14,631	152,455
K2M Group Holdings Inc *	2,078	38,651
Karyopharm Therapeutics Inc *	2,710	28,536
Keryx Biopharmaceuticals Inc *	12,069	42,483
Kite Pharma Inc *	3,379	188,143
KYTHERA Biopharmaceuticals Inc *	3,018	226,290
La Jolla Pharmaceutical Co *	1,569	43,603
Landauer Inc	1,106	40,911
Lannett Co Inc *	3,107	129,003
Lantheus Holdings Inc *	1,155	4,967
LDR Holding Corp *	2,924	100,966
LeMaitre Vascular Inc	507	6,180
Lexicon Pharmaceuticals Inc *	1,926	20,685
LHC Group Inc *	96	4,298
Ligand Pharmaceuticals Inc *	2,059	176,353
Lion Biotechnologies Inc *	5,287	30,453
Luminex Corp *	327	5,530
MacroGenics Inc *	3,636	77,883
MannKind Corp *	28,800	92,448
Masimo Corp *	5,129	197,774
MedAssets Inc *	6,633	133,058
Medgenics Inc * (Israel)	1,936	15,140
Medidata Solutions Inc *	6,433	270,894
Merge Healthcare Inc *	8,232	58,447
Meridian Bioscience Inc	4,123	70,503
Merrimack Pharmaceuticals Inc *	12,232	104,094
MiMedx Group Inc *	12,672	122,285
Mirati Therapeutics Inc *	1,301	44,780
Molina Healthcare Inc *	4,554	313,543
Momenta Pharmaceuticals Inc *	7,139	117,151
Myriad Genetics Inc *	8,056	301,939
NanoString Technologies Inc *	1,494	23,904
NantKwest Inc *	568	6,509
Natera Inc *	941	10,210
National Research Corp ‘A’	980	11,701
National Research Corp ‘B’	93	3,069
Natus Medical Inc *	3,845	151,685
Navidea Biopharmaceuticals Inc *	13,862	31,605
Nektar Therapeutics *	15,372	168,477
Neogen Corp *	4,299	193,412
NeoGenomics Inc *	6,264	35,893
Neos Therapeutics Inc *	538	11,303
Neurocrine Biosciences Inc *	9,944	395,672
Nevro Corp *	1,912	88,698
NewLink Genetics Corp *	2,427	86,984
Nivalis Therapeutics Inc *	446	5,785
Nobilis Health Corp *	3,763	19,643
Northwest Biotherapeutics Inc *	5,383	33,644
Novavax Inc *	31,200	220,584
NuVasive Inc *	5,658	272,829
NxStage Medical Inc *	7,329	115,578

	Shares	Value
Ocata Therapeutics Inc *	4,040	$16,887
Ocular Therapeutix Inc *	1,729	24,310
Omeros Corp *	4,181	45,824
Omnicell Inc *	4,255	132,331
OncoMed Pharmaceuticals Inc *	1,993	33,064
Oncothyreon Inc *	11,067	30,324
Ophthotech Corp *	2,784	112,808
OraSure Technologies Inc *	461	2,047
Orexigen Therapeutics Inc *	12,083	25,495
Organovo Holdings Inc *	10,355	27,751
Osiris Therapeutics Inc *	2,036	37,605
Otonomy Inc *	1,735	30,900
OvaScience Inc *	2,769	23,509
Oxford Immunotec Global PLC *	2,238	30,213
Pacific Biosciences of California Inc *	7,359	26,934
Pacira Pharmaceuticals Inc *	4,250	174,675
Paratek Pharmaceuticals Inc	1,422	27,018
PAREXEL International Corp *	6,417	397,341
Peregrine Pharmaceuticals Inc *	20,863	21,280
Pernix Therapeutics Holdings Inc *	5,173	16,347
Pfenex Inc *	1,920	28,819
Phibro Animal Health Corp ‘A’	2,076	65,664
Portola Pharmaceuticals Inc *	5,373	228,997
POZEN Inc *	3,508	20,469
PRA Health Sciences Inc *	2,345	91,056
Press Ganey Holdings Inc *	1,212	35,863
Prestige Brands Holdings Inc *	6,101	275,521
Progenics Pharmaceuticals Inc *	8,188	46,835
Proteon Therapeutics Inc *	896	12,463
Prothena Corp PLC * (Ireland)	3,647	165,355
PTC Therapeutics Inc *	3,963	105,812
Quality Systems Inc	5,813	72,546
Quidel Corp *	1,412	26,659
Radius Health Inc *	3,859	267,467
RadNet Inc *	4,091	22,705
Raptor Pharmaceutical Corp *	9,426	57,027
Regulus Therapeutics Inc *	3,339	21,837
Relypsa Inc *	3,835	70,986
Repligen Corp *	3,816	106,276
Retrophin Inc *	4,123	83,532
Revance Therapeutics Inc *	1,832	54,520
Rigel Pharmaceuticals Inc *	8,026	19,824
Rockwell Medical Inc *	5,278	40,693
RTI Surgical Inc *	5,591	31,757
Sage Therapeutics Inc *	1,622	68,643
Sagent Pharmaceuticals Inc *	2,603	39,904
Sangamo BioSciences Inc *	8,110	45,740
Sarepta Therapeutics Inc *	4,829	155,059
SciClone Pharmaceuticals Inc *	5,837	40,509
SeaSpine Holdings Corp *	448	7,258
Second Sight Medical Products Inc *	1,400	8,302
Select Medical Holdings Corp	11,459	123,643
Sequenom Inc *	14,178	24,812
Seres Therapeutics Inc *	854	25,313
Sientra Inc *	792	8,039
Sorrento Therapeutics Inc *	3,345	28,065
Spark Therapeutics Inc *	949	39,602
Spectrum Pharmaceuticals Inc *	1,854	11,087
STAAR Surgical Co *	4,698	36,456
Stemline Therapeutics Inc *	304	2,684
STERIS Corp	6,988	454,010
Sucampo Pharmaceuticals Inc ‘A’ *	2,941	58,438
Supernus Pharmaceuticals Inc *	3,963	55,601
Surgical Care Affiliates Inc *	2,400	78,456
SurModics Inc *	264	5,766
Synergy Pharmaceuticals Inc *	11,755	62,302
Synta Pharmaceuticals Corp *	10,172	17,699
T2 Biosystems Inc *	1,059	9,277
Tandem Diabetes Care Inc *	2,074	18,272
Team Health Holdings Inc *	8,385	453,042

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Teladoc Inc *	774	$17,252
TESARO Inc *	2,716	108,912
Tetraphase Pharmaceuticals Inc *	4,256	31,750
TG Therapeutics Inc *	4,168	42,013
The Ensign Group Inc	2,761	117,701
The Medicines Co *	782	29,685
The Providence Service Corp *	1,614	70,338
The Spectranetics Corp *	4,991	58,844
TherapeuticsMD Inc *	14,971	87,730
Theravance Inc	8,667	62,229
Thoratec Corp *	6,320	399,803
Threshold Pharmaceuticals Inc *	6,817	27,745
Tobira Therapeutics Inc *	230	2,222
Tokai Pharmaceuticals Inc *	508	5,258
Tornier NV *	2,348	47,876
TransEnterix Inc *	255	576
Trevena Inc *	3,582	37,074
Trovagene Inc *	3,432	19,528
Trupanion Inc *	1,555	11,740
Ultragenyx Pharmaceutical Inc *	4,478	431,276
Unilife Corp *	11,976	11,735
US Physical Therapy Inc	1,458	65,450
Utah Medical Products Inc	443	23,864
Vanda Pharmaceuticals Inc *	3,937	44,409
Vascular Solutions Inc *	2,074	67,218
Veracyte Inc *	1,573	7,377
Verastem Inc *	516	924
Versartis Inc *	216	2,490
Vitae Pharmaceuticals Inc *	1,555	17,121
Vital Therapies Inc *	1,963	7,931
VIVUS Inc *	12,186	19,985
Vocera Communications Inc *	2,006	22,888
vTv Therapeutics Inc ‘A’ *	570	3,716
WellCare Health Plans Inc *	5,125	441,672
West Pharmaceutical Services Inc	8,409	455,095
Wright Medical Group Inc *	3,023	63,543
XBiotech Inc *	478	7,141
Xencor Inc *	3,348	40,946
XenoPort Inc *	6,844	23,749
XOMA Corp *	8,637	6,492
Zafgen Inc *	1,937	61,887
Zeltiq Aesthetics Inc *	3,803	121,810
ZIOPHARM Oncology Inc *	13,357	120,347
Zogenix Inc *	2,802	37,827
ZS Pharma Inc *	2,136	140,250
Zynerba Pharmaceuticals Inc *	366	5,237

		25,753,766

Industrials - 12.0%

AAON Inc	4,751	92,074
Accuride Corp *	4,025	11,149
Advanced Drainage Systems Inc	3,954	114,389
Aerojet Rocketdyne Holdings Inc *	3,496	56,565
Albany International Corp ‘A’	450	12,875
Allegiant Travel Co	1,555	336,269
Allied Motion Technologies Inc	751	13,345
Altra Industrial Motion Corp	2,493	57,638
American Railcar Industries Inc	269	9,727
American Woodmark Corp *	1,480	96,008
Apogee Enterprises Inc	3,387	151,230
Applied Industrial Technologies Inc	1,825	69,624
ARC Document Solutions Inc *	4,836	28,774
ArcBest Corp	1,012	26,079
Argan Inc	1,338	46,402
Astronics Corp *	2,254	91,129
AZZ Inc	3,018	146,946
Barrett Business Services Inc	852	36,576
Beacon Roofing Supply Inc *	1,418	46,071
Blount International Inc *	5,788	32,239
Blue Bird Corp *	587	5,847
Builders FirstSource Inc *	5,776	73,240

	Shares	Value
Casella Waste Systems Inc ‘A’ *	846	$4,907
CEB Inc	3,902	266,663
CECO Environmental Corp	433	3,546
Celadon Group Inc	2,223	35,612
CLARCOR Inc	5,501	262,288
Comfort Systems USA Inc	4,059	110,648
Commercial Vehicle Group Inc *	3,530	14,226
Continental Building Products Inc *	3,671	75,402
Covenant Transportation Group Inc ‘A’ *	1,333	23,954
Curtiss-Wright Corp	299	18,664
Deluxe Corp	3,206	178,702
Douglas Dynamics Inc	673	13,366
DXP Enterprises Inc *	452	12,331
Dycom Industries Inc *	3,965	286,907
Echo Global Logistics Inc *	3,492	68,443
Encore Wire Corp	1,862	60,832
EnerSys	1,405	75,280
Enphase Energy Inc *	3,256	12,047
EnPro Industries Inc	1,615	63,260
Exponent Inc	2,892	128,868
Forward Air Corp	3,594	149,115
Franklin Covey Co *	148	2,377
Franklin Electric Co Inc	5,114	139,254
FreightCar America Inc	715	12,269
FTI Consulting Inc *	403	16,729
FuelCell Energy Inc *	8,521	6,261
Furmanite Corp *	3,779	22,976
G&K Services Inc ‘A’	1,699	113,187
Generac Holdings Inc *	8,051	242,255
General Cable Corp	5,261	62,606
Global Brass & Copper Holdings Inc	2,322	47,624
GP Strategies Corp *	1,527	34,846
Great Lakes Dredge & Dock Corp *	575	2,898
Griffon Corp	970	15,297
H&E Equipment Services Inc	3,655	61,112
Harsco Corp	9,411	85,358
Hawaiian Holdings Inc *	5,538	136,678
HC2 Holdings Inc *	1,444	10,122
Healthcare Services Group Inc	8,318	280,317
Heartland Express Inc	5,837	116,390
HEICO Corp	2,239	109,442
HEICO Corp ‘A’	4,657	211,474
Heritage-Crystal Clean Inc *	130	1,335
Herman Miller Inc	6,964	200,842
Hillenbrand Inc	7,322	190,445
HNI Corp	5,167	221,664
Hub Group Inc ‘A’ *	3,833	139,560
Huron Consulting Group Inc *	306	19,134
Hyster-Yale Materials Handling Inc	317	18,332
InnerWorkings Inc *	1,717	10,731
Insperity Inc	2,255	99,062
Insteel Industries Inc	1,981	31,854
Interface Inc	7,718	173,192
John Bean Technologies Corp	3,415	130,624
Kadant Inc	179	6,983
Kaman Corp	250	8,963
Kforce Inc	2,878	75,634
Kimball International Inc ‘B’	1,405	13,291
Knight Transportation Inc	7,281	174,744
Knoll Inc	5,722	125,770
Korn/Ferry International	3,198	105,758
Lawson Products Inc *	457	9,894
Lindsay Corp	1,179	79,924
Lydall Inc *	677	19,288
Marten Transport Ltd	283	4,576
Masonite International Corp *	3,513	212,818
Matson Inc	4,638	178,517
Matthews International Corp ‘A’	193	9,451
Meritor Inc *	6,456	68,627
Milacron Holdings Corp *	602	10,565
Miller Industries Inc	51	997

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Mistras Group Inc *	1,093	$14,045
Mobile Mini Inc	460	14,163
Moog Inc ‘A’ *	411	22,223
MSA Safety Inc	2,228	89,053
Mueller Industries Inc	4,515	133,554
Mueller Water Products Inc ‘A’	18,737	143,525
Multi-Color Corp	1,486	113,664
Navistar International Corp *	368	4,681
NCI Building Systems Inc *	3,193	33,750
Neff Corp ‘A’ *	403	2,253
NN Inc	3,031	56,073
Nortek Inc *	1,132	71,667
NV5 Holdings Inc *	601	11,155
Omega Flex Inc	322	10,755
On Assignment Inc *	6,025	222,322
PAM Transportation Services Inc *	361	11,931
Park-Ohio Holdings Corp	1,043	30,101
Patrick Industries Inc *	1,474	58,208
PGT Inc *	5,581	68,535
Plug Power Inc *	12,080	22,106
Ply Gem Holdings Inc *	2,564	29,999
Power Solutions International Inc *	524	11,900
PowerSecure International Inc *	494	5,691
Primoris Services Corp	3,026	54,196
Proto Labs Inc *	2,697	180,699
Quanex Building Products Corp	322	5,851
Radiant Logistics Inc *	3,229	14,401
Raven Industries Inc	533	9,034
RBC Bearings Inc *	2,733	163,242
Resources Connection Inc	791	11,920
Rexnord Corp *	11,896	201,994
Roadrunner Transportation Systems Inc *	1,283	23,607
RPX Corp *	773	10,606
Saia Inc *	2,926	90,560
Simpson Manufacturing Co Inc	304	10,181
SP Plus Corp *	1,744	40,374
Sparton Corp *	682	14,595
Standex International Corp	1,089	82,056
Steelcase Inc ‘A’	9,686	178,319
Stock Building Supply Holdings Inc *	1,733	30,518
Sun Hydraulics Corp	2,630	72,246
Sunrun Inc *	122	1,265
Swift Transportation Co *	10,348	155,427
TASER International Inc *	6,264	137,965
Team Inc *	2,435	78,212
Teledyne Technologies Inc *	1,058	95,537
Tennant Co	2,006	112,697
The Advisory Board Co *	4,959	225,833
The Brink’s Co	5,683	153,498
The Gorman-Rupp Co	504	12,081
The Greenbrier Cos Inc	3,083	98,995
Thermon Group Holdings Inc *	512	10,522
Titan International Inc	312	2,062
Trex Co Inc *	3,729	124,288
TriMas Corp *	347	5,673
TriNet Group Inc *	4,472	75,130
TrueBlue Inc *	4,885	109,766
Univar Inc *	2,201	39,948
Universal Truckload Services Inc	634	9,871
US Ecology Inc	2,543	111,002
USA Truck Inc *	425	7,323
Vectrus Inc *	1,171	25,809
Vicor Corp *	1,690	17,238
Virgin America Inc *	2,723	93,208
Volt Information Sciences Inc *	685	6,234
Wabash National Corp *	8,033	85,069
WageWorks Inc *	4,183	188,570
Werner Enterprises Inc	1,118	28,062
West Corp	870	19,488
Woodward Inc	5,222	212,535
Xerium Technologies Inc *	1,375	17,847

	Shares	Value
XPO Logistics Inc *	6,906	$164,570
YRC Worldwide Inc *	706	9,362

		12,302,144

Information Technology - 22.9%

6D Global Technologies Inc * +	1,121	3,262
A10 Networks Inc *	3,939	23,595
ACI Worldwide Inc *	13,582	286,852
Advanced Energy Industries Inc *	2,627	69,090
Advanced Micro Devices Inc *	32,916	56,616
Aerohive Networks Inc *	2,702	16,158
Alarm.com Holdings Inc *	631	7,357
Alliance Fiber Optic Products Inc	1,710	29,224
Ambarella Inc *	3,667	211,916
Amber Road Inc *	1,844	7,782
American Software Inc ‘A’	502	4,729
Angie’s List Inc *	5,111	25,759
Apigee Corp *	565	5,961
Appfolio Inc ‘A’ *	460	7,751
Applied Micro Circuits Corp *	2,544	13,509
Applied Optoelectronics Inc *	1,560	29,297
Aspen Technology Inc *	9,939	376,787
AVG Technologies NV *	4,832	105,096
Avid Technology Inc *	2,400	19,104
Badger Meter Inc	1,703	98,876
Barracuda Networks Inc *	969	15,097
Bazaarvoice Inc *	3,229	14,563
Belden Inc	4,964	231,769
Benefitfocus Inc *	929	29,031
Blackbaud Inc	5,451	305,910
Blackhawk Network Holdings Inc *	6,340	268,753
Bottomline Technologies de Inc *	4,063	101,616
Box Inc ‘A’ *	1,505	18,933
Brightcove Inc *	3,697	18,189
BroadSoft Inc *	3,413	102,253
Cabot Microelectronics Corp *	2,390	92,589
CalAmp Corp *	4,319	69,493
Callidus Software Inc *	6,401	108,753
Carbonite Inc *	2,185	24,319
Cardtronics Inc *	5,267	172,231
Care.com Inc *	455	2,339
Cascade Microtech Inc *	1,258	17,788
Cass Information Systems Inc	761	37,388
Cavium Inc *	6,458	396,327
CEVA Inc *	1,150	21,356
ChannelAdvisor Corp *	2,426	24,114
Ciena Corp *	14,311	296,524
Cimpress NV * (Netherlands)	3,821	290,816
Cirrus Logic Inc *	7,390	232,859
Clearfield Inc *	1,313	17,634
Code Rebel Corp *	137	975
Coherent Inc *	200	10,940
CommVault Systems Inc *	5,269	178,935
comScore Inc *	3,997	184,462
Constant Contact Inc *	3,750	90,900
Cornerstone OnDemand Inc *	6,304	208,032
Coupons.com Inc *	7,162	64,458
Cray Inc *	4,803	95,147
CSG Systems International Inc	3,847	118,488
Cvent Inc *	2,747	92,464
Daktronics Inc	976	8,462
Demandware Inc *	3,903	201,707
DHI Group Inc *	1,856	13,567
Diebold Inc	7,579	225,627
Digimarc Corp *	831	25,387
Digital Turbine Inc *	5,191	9,396
Dot Hill Systems Corp *	7,213	70,182
DTS Inc *	1,833	48,941
EarthLink Holdings Corp	12,125	94,332
Eastman Kodak Co *	1,999	31,224
Ebix Inc	3,119	77,850

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Electronics For Imaging Inc *	5,466	$236,568
Ellie Mae Inc *	3,435	228,668
Endurance International Group Holdings Inc *	6,855	91,583
Entegris Inc *	9,530	125,701
Envestnet Inc *	4,120	123,476
EPAM Systems Inc *	5,695	424,391
Epiq Systems Inc	1,412	18,243
ePlus Inc *	42	3,321
Euronet Worldwide Inc *	6,034	447,059
EVERTEC Inc	7,686	138,886
Everyday Health Inc *	2,312	21,132
Exar Corp *	637	3,790
ExlService Holdings Inc *	3,594	132,726
Extreme Networks Inc *	984	3,306
Fair Isaac Corp	3,620	305,890
FARO Technologies Inc *	467	16,345
FEI Co	4,831	352,856
Five9 Inc *	2,724	10,079
Fleetmatics Group PLC *	4,451	218,500
FormFactor Inc *	3,124	21,181
Forrester Research Inc	1,160	36,470
Gigamon Inc *	3,229	64,612
Globant SA *	1,798	55,001
Glu Mobile Inc *	7,412	32,390
Gogo Inc *	6,555	100,160
GrubHub Inc *	8,752	213,024
GTT Communications Inc *	2,887	67,152
Guidance Software Inc *	2,033	12,239
Guidewire Software Inc *	8,163	429,211
Harmonic Inc *	1,344	7,795
Heartland Payment Systems Inc	4,270	269,053
Hortonworks Inc *	881	19,285
HubSpot Inc *	2,211	102,524
Immersion Corp *	3,333	37,430
Imperva Inc *	3,093	202,530
Infinera Corp *	15,380	300,833
Infoblox Inc *	6,622	105,820
Inphi Corp *	4,517	108,589
Integrated Device Technology Inc *	17,253	350,236
Interactive Intelligence Group Inc *	2,002	59,479
InterDigital Inc	3,764	190,458
Internap Corp *	6,424	39,379
Intralinks Holdings Inc *	2,536	21,023
InvenSense Inc *	9,036	83,944
Ixia *	6,410	92,881
j2 Global Inc	5,599	396,689
Jive Software Inc *	4,890	22,836
KVH Industries Inc *	1,408	14,080
Lattice Semiconductor Corp *	3,434	13,221
Lionbridge Technologies Inc *	7,600	37,544
Littelfuse Inc	2,277	207,549
LivePerson Inc *	6,496	49,110
LogMeIn Inc *	2,879	196,233
Luxoft Holding Inc *	2,146	135,820
M/A-COM Technology Solutions Holdings Inc *	2,765	80,157
Manhattan Associates Inc *	8,580	534,534
Marin Software Inc *	432	1,352
Marketo Inc *	4,046	114,987
Mattson Technology Inc *	8,819	20,548
MAXIMUS Inc	7,669	456,766
MaxLinear Inc ‘A’ *	6,080	75,635
MaxPoint Interactive Inc *	799	3,260
Mesa Laboratories Inc	320	35,648
Methode Electronics Inc	4,492	143,295
Microsemi Corp *	11,068	363,252
MicroStrategy Inc ‘A’ *	1,079	211,991
MINDBODY Inc ‘A’ *	605	9,456
MobileIron Inc *	4,527	14,034
Model N Inc *	2,459	24,615
Monolithic Power Systems Inc	4,593	235,162
Monotype Imaging Holdings Inc	4,661	101,703

	Shares	Value
MTS Systems Corp	1,754	$105,433
NetScout Systems Inc *	5,583	197,471
NeuStar Inc ‘A’ *	1,880	51,155
New Relic Inc *	676	25,762
Newport Corp *	1,559	21,436
NIC Inc	7,579	134,224
Nimble Storage Inc *	5,916	142,694
Novatel Wireless Inc *	3,914	8,650
NVE Corp	232	11,261
OPOWER Inc *	3,069	27,345
OSI Systems Inc *	595	45,791
Park City Group Inc *	1,093	11,553
Paycom Software Inc *	3,678	132,077
Paylocity Holding Corp *	1,825	54,732
PDF Solutions Inc *	2,947	29,470
Pegasystems Inc	4,145	102,008
Perficient Inc *	2,717	41,923
PFSweb Inc *	1,283	18,244
Plantronics Inc	4,117	209,349
Plexus Corp *	1,484	57,253
PMC-Sierra Inc *	7,060	47,796
Power Integrations Inc	2,266	95,557
Proofpoint Inc *	4,599	277,412
PROS Holdings Inc *	2,790	61,771
Q2 Holdings Inc *	2,297	56,782
QAD Inc ‘A’	310	7,936
Qlik Technologies Inc *	10,624	387,245
Qualys Inc *	2,929	83,359
Rambus Inc *	13,489	159,170
Rapid7 Inc *	662	15,061
RealD Inc *	4,769	45,830
RealPage Inc *	6,114	101,615
Reis Inc	607	13,749
RetailMeNot Inc *	272	2,241
RingCentral Inc ‘A’ *	6,295	114,254
Rofin-Sinar Technologies Inc *	385	9,983
Rogers Corp *	690	36,694
Ruckus Wireless Inc *	8,869	105,364
Rudolph Technologies Inc *	487	6,063
Sapiens International Corp NV (Israel)	2,161	24,895
Science Applications International Corp	5,396	216,973
SciQuest Inc *	1,857	18,570
Semtech Corp *	2,649	40,000
ServiceSource International Inc *	4,006	16,024
ShoreTel Inc *	1,619	12,094
Shutterstock Inc *	2,288	69,189
Silicon Graphics International Corp *	3,949	15,520
Silicon Laboratories Inc *	3,511	145,847
Silver Spring Networks Inc *	3,950	50,876
SPS Commerce Inc *	1,934	131,299
Stamps.com Inc *	1,660	122,857
Super Micro Computer Inc *	4,307	117,409
Synaptics Inc *	4,288	353,588
Synchronoss Technologies Inc *	4,503	147,698
Syntel Inc *	3,654	165,563
Take-Two Interactive Software Inc *	5,118	147,040
Tangoe Inc *	4,688	33,754
TechTarget Inc *	641	5,461
TeleTech Holdings Inc	1,036	27,754
Tessera Technologies Inc	3,729	120,857
Textura Corp *	2,231	57,649
The Hackett Group Inc	2,811	38,651
The Rubicon Project Inc *	3,042	44,200
TiVo Inc *	11,398	98,707
Travelzoo Inc *	876	7,245
TrueCar Inc *	5,758	29,999
TubeMogul Inc *	1,723	18,126
Tyler Technologies Inc *	3,918	584,997
Ubiquiti Networks Inc	3,330	112,854
Unisys Corp *	3,709	44,137
Universal Display Corp *	4,705	159,499

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Varonis Systems Inc *	1,054	$16,421
VASCO Data Security International Inc *	3,442	58,652
Verint Systems Inc *	6,737	290,702
ViaSat Inc *	4,233	272,140
Violin Memory Inc *	10,300	14,214
VirnetX Holding Corp *	5,051	17,982
Virtusa Corp *	3,461	177,584
Web.com Group Inc *	5,115	107,824
WebMD Health Corp *	4,401	175,336
Wix.com Ltd * (Israel)	2,202	38,359
Workiva Inc *	831	12,623
Xactly Corp *	587	4,579
Xcerra Corp *	2,478	15,562
XO Group Inc *	3,080	43,520
Xoom Corp *	3,707	92,230
Xura Inc *	2,692	60,247
Yodlee Inc *	2,124	34,260
Zendesk Inc *	6,247	123,128
Zix Corp *	6,888	28,998

		23,404,943

Materials - 3.7%

A Schulman Inc	3,061	99,391
AEP Industries Inc *	431	24,709
American Vanguard Corp	418	4,832
Balchem Corp	3,628	220,474
Berry Plastics Group Inc *	8,335	250,633
Boise Cascade Co *	3,878	97,803
Calgon Carbon Corp	2,864	44,621
Century Aluminum Co *	384	1,766
Chase Corp	764	30,094
Chemtura Corp *	7,871	225,268
Clearwater Paper Corp *	2,235	105,581
Core Molding Technologies Inc *	916	16,900
Deltic Timber Corp	1,290	77,155
Ferro Corp *	8,587	94,028
Globe Specialty Metals Inc	7,597	92,152
Handy & Harman Ltd *	58	1,391
Hawkins Inc	189	7,276
Haynes International Inc	54	2,043
HB Fuller Co	5,877	199,465
Headwaters Inc *	8,611	161,887
Kaiser Aluminum Corp	660	52,965
KapStone Paper & Packaging Corp	9,925	163,862
KMG Chemicals Inc	1,148	22,145
Koppers Holdings Inc	2,425	48,912
Louisiana-Pacific Corp *	15,288	217,701
LSB Industries Inc *	860	13,175
Minerals Technologies Inc	3,823	184,116
Myers Industries Inc	2,884	38,646
Neenah Paper Inc	1,036	60,378
Olin Corp	7,221	121,385
Olympic Steel Inc	276	2,746
OMNOVA Solutions Inc *	3,340	18,504
PolyOne Corp	10,381	304,579
Quaker Chemical Corp	1,100	84,788
Real Industry Inc *	1,836	16,194
Rentech Inc *	1,384	7,750
Ryerson Holding Corp *	271	1,423
Schweitzer-Mauduit International Inc	608	20,903
Senomyx Inc *	4,915	21,921
Sensient Technologies Corp	3,506	214,918
Stepan Co	1,080	44,939
Stillwater Mining Co *	4,600	47,518
Summit Materials Inc ‘A’ *	3,013	56,554
SunCoke Energy Inc	5,491	42,720
Trecora Resources *	2,382	29,584
Tredegar Corp	644	8,424
Trinseo SA *	1,362	34,390
United States Lime & Minerals Inc	20	913
US Concrete Inc *	1,715	81,960

	Shares	Value
Valhi Inc	1,079	$2,039
Wausau Paper Corp	4,467	28,589
Worthington Industries Inc	1,307	34,609

		3,786,719

Telecommunication Services - 0.7%

8x8 Inc *	3,647	30,161
Boingo Wireless Inc *	2,326	19,259
Cogent Communications Holdings Inc	5,415	147,071
Consolidated Communications Holdings Inc	3,870	74,575
FairPoint Communications Inc *	2,429	37,431
General Communication Inc ‘A’ *	4,143	71,508
IDT Corp ‘B’	321	4,590
inContact Inc *	6,580	49,416
Inteliquent Inc	1,652	36,889
Intelsat SA *	969	6,231
Lumos Networks Corp	2,267	27,567
Pacific DataVision Inc *	1,039	31,066
Shenandoah Telecommunications Co	2,414	103,343
Straight Path Communications Inc ‘B’ *	1,112	44,936
Vonage Holdings Corp *	2,311	13,589
Windstream Holdings Inc	11,169	68,578

		766,210

Utilities - 0.1%

American States Water Co	343	14,200
Genie Energy Ltd ‘B’ *	330	2,716
Ormat Technologies Inc	1,818	61,866
Spark Energy Inc ‘A’	297	4,915
TerraForm Global Inc ‘A’ *	651	4,336
The York Water Co	107	2,249
Vivint Solar Inc *	1,493	15,647

		105,929

Total Common Stocks (Cost $91,820,445)		96,007,824

EXCHANGE-TRADED FUND - 1.1%

iShares Russell 2000 Growth	8,284	1,109,808

Total Exchange-Traded Fund (Cost $1,178,257)		1,109,808

	Principal Amount

SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $4,811,435; collateralized by U.S. Treasury Notes: 2.250% due 03/31/21 and value $4,911,825)	$4,811,435	4,811,435

Total Short-Term Investment (Cost $4,811,435)		4,811,435

TOTAL INVESTMENTS - 99.6% (Cost $97,816,497)		101,937,875

OTHER ASSETS & LIABILITIES, NET - 0.4%		435,746

NET ASSETS - 100.0%		$102,373,621

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $12,070 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (12/15)	46	($215,394)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$8,808	$-	$-	$8,808
	Common Stocks
	Consumer Discretionary	17,779,898	17,779,898	-	-
	Consumer Staples	3,349,701	3,349,701	-	-
	Energy	1,205,765	1,205,765	-	-
	Financials	7,552,749	7,552,749	-	-
	Health Care	25,753,766	25,753,766	-	-
	Industrials	12,302,144	12,302,144	-	-
	Information Technology	23,404,943	23,401,681	-	3,262
	Materials	3,786,719	3,786,719	-	-
	Telecommunication Services	766,210	766,210	-	-
	Utilities	105,929	105,929	-	-

		96,007,824	96,004,562	-	3,262

	Exchange-Traded Fund	1,109,808	1,109,808	-	-
	Short-Term Investment	4,811,435	-	4,811,435	-

	Total Assets	101,937,875	97,114,370	4,811,435	12,070

Liabilities	Derivatives:
	Equity Contracts
	Futures	(215,394)	(215,394)	-	-

	Total Liabilities	(215,394)	(215,394)	-	-

	Total	$101,722,481	$96,898,976	$4,811,435	$12,070

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Telecommunication Services - 0.0%

Leap Wireless International Inc - Contingent Value Rights * +	5,653	$14,245

Total Rights (Cost $0)		14,245

WARRANTS - 0.0%

Energy - 0.0%

Magnum Hunter Resources Corp Exercise @ $10.50 Exp 04/15/16 *	1,289	-

Total Warrants (Cost $0)		-

COMMON STOCKS - 96.3%

Consumer Discretionary - 10.2%

Abercrombie & Fitch Co ‘A’	11,330	240,083
AMC Entertainment Holdings Inc ‘A’	3,109	78,316
America’s Car-Mart Inc *	1,121	37,094
American Eagle Outfitters Inc	3,613	56,471
American Public Education Inc *	2,731	64,042
Apollo Education Group Inc *	15,458	170,965
Arctic Cat Inc	1,283	28,457
Ascena Retail Group Inc *	22,795	317,078
Ascent Capital Group Inc ‘A’ *	2,112	57,827
Barnes & Noble Education Inc *	5,088	64,668
Barnes & Noble Inc	8,348	101,094
Bassett Furniture Industries Inc	820	22,837
Beazer Homes USA Inc *	5,487	73,142
bebe stores Inc	4,208	3,956
Belmond Ltd ‘A’ * (United Kingdom)	15,924	160,992
Big 5 Sporting Goods Corp	2,973	30,860
Biglari Holdings Inc *	276	100,944
Black Diamond Inc *	3,215	20,190
Bob Evans Farms Inc	3,329	144,312
Bravo Brio Restaurant Group Inc *	318	3,584
Bridgepoint Education Inc *	2,543	19,378
Build-A-Bear Workshop Inc *	2,158	40,765
Burlington Stores Inc *	1,250	63,800
Caesars Acquisition Co ‘A’ *	7,417	52,661
Caesars Entertainment Corp *	8,803	51,850
Caleres Inc	6,481	197,865
Callaway Golf Co	12,361	103,214
Cambium Learning Group Inc *	1,788	8,529
Career Education Corp *	11,006	41,383
Carmike Cinemas Inc *	3,675	73,831
Carriage Services Inc	2,137	46,138
Carrols Restaurant Group Inc *	741	8,818
Cavco Industries Inc *	361	24,580
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	3,222	6,959
Century Communities Inc *	2,303	45,715
Chegg Inc *	7,451	53,722
Cherokee Inc *	109	1,692
Christopher & Banks Corp *	5,696	6,323
Citi Trends Inc	2,314	54,101
Columbia Sportswear Co	1,360	79,954
Conn’s Inc *	4,490	107,940
Cooper Tire & Rubber Co	8,293	327,656
Cooper-Standard Holding Inc *	2,077	120,466
Core-Mark Holding Co Inc	1,816	118,857
Cracker Barrel Old Country Store Inc	188	27,689
Crocs Inc *	2,822	36,474

	Shares	Value
Crown Media Holdings Inc ‘A’ *	808	$4,323
CSS Industries Inc	1,682	44,304
Cumulus Media Inc ‘A’ *	23,785	16,740
Daily Journal Corp *	179	33,330
Dana Holding Corp	12,413	197,118
Deckers Outdoor Corp *	2,294	133,190
Del Frisco’s Restaurant Group Inc *	3,513	48,796
Denny’s Corp *	4,101	45,234
Destination XL Group Inc *	4,501	26,151
DeVry Education Group Inc	10,373	282,249
DineEquity Inc	171	15,674
DreamWorks Animation SKG Inc ‘A’ *	12,366	215,787
Eldorado Resorts Inc *	2,165	19,528
Empire Resorts Inc *	243	1,023
Entercom Communications Corp ‘A’ *	4,140	42,062
Entravision Communications Corp ‘A’	502	3,333
Eros International PLC *	4,614	125,455
Escalade Inc	1,147	18,123
Ethan Allen Interiors Inc	4,181	110,420
EVINE Live Inc *	7,297	19,118
Express Inc *	1,342	23,982
Federal-Mogul Holdings Corp *	4,812	32,866
Fenix Parts Inc *	692	4,623
Flexsteel Industries Inc	945	29,531
Fogo De Chao Inc *	258	4,025
Fred’s Inc ‘A’	5,852	69,346
FTD Cos Inc *	2,920	87,016
Genesco Inc *	3,909	223,087
Green Brick Partners Inc *	3,448	37,342
Group 1 Automotive Inc	2,980	253,747
Guess? Inc	10,076	215,223
Harte-Hanks Inc	8,124	28,678
Haverty Furniture Cos Inc	3,225	75,723
Helen of Troy Ltd *	2,725	243,342
Hemisphere Media Group Inc *	1,626	22,114
Hooker Furniture Corp	1,625	38,252
Horizon Global Corp *	2,603	22,958
Houghton Mifflin Harcourt Co *	20,567	417,716
Hovnanian Enterprises Inc ‘A’ *	18,166	32,154
Iconix Brand Group Inc *	7,849	106,118
International Speedway Corp ‘A’	4,558	144,580
Intrawest Resorts Holdings Inc *	2,739	23,720
iRobot Corp *	4,023	117,230
Isle of Capri Casinos Inc *	182	3,174
J Alexander’s Holdings Inc *	2,181	21,749
JAKKS Pacific Inc *	2,575	21,939
Johnson Outdoors Inc ‘A’	791	16,690
Journal Media Group Inc	3,528	26,460
K12 Inc *	5,357	66,641
KB Home	13,328	180,594
Kona Grill Inc *	719	11,324
La-Z-Boy Inc	5,149	136,757
Lands’ End Inc *	2,194	59,260
LGI Homes Inc *	1,697	46,141
Libbey Inc	230	7,500
Liberty TripAdvisor Holdings Inc ‘A’ *	8,745	193,877
Lifetime Brands Inc	1,717	24,004
Lumber Liquidators Holdings Inc *	4,348	57,133
M/I Homes Inc *	3,387	79,865
MarineMax Inc *	1,907	26,946
Marriott Vacations Worldwide Corp	1,825	124,355
Martha Stewart Living Omnimedia Inc ‘A’ *	1,065	6,347
MCBC Holdings Inc *	624	8,087
MDC Holdings Inc	4,205	110,087
MDC Partners Inc ‘A’	5,268	97,089
Media General Inc *	15,715	219,853
Meredith Corp	5,966	254,032
Meritage Homes Corp *	6,034	220,362
Metaldyne Performance Group Inc	739	15,526
Modine Manufacturing Co *	7,573	59,599
Monarch Casino & Resort Inc *	1,484	26,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Morgans Hotel Group Co *	2,738	$9,090
Motorcar Parts of America Inc *	189	5,923
Movado Group Inc	2,559	66,099
NACCO Industries Inc ‘A’	618	29,386
National CineMedia Inc	7,873	105,656
New Media Investment Group Inc	7,398	114,373
Noodles & Co *	543	7,689
Ollie’s Bargain Outlet Holdings Inc *	528	8,538
Penn National Gaming Inc *	12,078	202,669
Performance Sports Group Ltd *	6,704	89,968
Perry Ellis International Inc *	1,929	42,361
Planet Fitness Inc ‘A’ *	1,054	18,066
Reading International Inc ‘A’ *	1,980	25,087
Regis Corp *	6,433	84,272
Remy International Inc	4,700	137,475
Rent-A-Center Inc	8,621	209,059
Rentrak Corp *	165	8,922
Ruby Tuesday Inc *	9,817	60,964
Ruth’s Hospitality Group Inc	1,775	28,826
Saga Communications Inc ‘A’	607	20,401
Scholastic Corp	4,336	168,931
Sequential Brands Group Inc *	757	10,954
SFX Entertainment Inc *	3,794	1,935
Shake Shack Inc ‘A’ *	117	5,546
Shoe Carnival Inc	2,347	55,859
Shutterfly Inc *	2,187	78,185
Sizmek Inc *	3,371	20,192
Skullcandy Inc *	2,206	12,199
Sonic Automotive Inc ‘A’	5,419	110,656
Sonic Corp	2,316	53,152
Speedway Motorsports Inc	1,774	32,021
Sportsman’s Warehouse Holdings Inc *	1,625	20,020
Stage Stores Inc	5,062	49,810
Standard Motor Products Inc	3,277	114,302
Standard Pacific Corp *	23,864	190,912
Stein Mart Inc	4,633	44,847
Strattec Security Corp	445	28,062
Strayer Education Inc *	1,047	57,554
Superior Industries International Inc	3,681	68,761
Systemax Inc *	1,737	13,010
Taylor Morrison Home Corp ‘A’ *	5,446	101,622
The Cato Corp ‘A’	3,546	120,670
The Children’s Place Inc	2,478	142,906
The EW Scripps Co ‘A’	3,391	59,919
The Finish Line Inc ‘A’	5,444	105,069
The Marcus Corp	2,943	56,918
The New Home Co Inc *	1,182	15,307
The New York Times Co ‘A’	17,895	211,340
The Pep Boys-Manny Moe & Jack *	8,852	107,906
The Ryland Group Inc	4,956	202,353
Tilly’s Inc ‘A’ *	1,662	12,232
Time Inc	17,730	337,756
Tower International Inc *	1,527	36,281
Townsquare Media Inc ‘A’ *	946	9,242
Travelport Worldwide Ltd	4,935	65,241
TRI Pointe Group Inc *	24,869	325,535
Tribune Publishing Co	1,774	13,908
Tuesday Morning Corp *	1,253	6,779
Unifi Inc *	2,207	65,791
Universal Electronics Inc *	407	17,106
Universal Technical Institute Inc	3,187	11,186
Vera Bradley Inc *	3,483	43,921
Vitamin Shoppe Inc *	4,593	149,915
VOXX International Corp *	2,881	21,377
WCI Communities Inc *	2,488	56,303
Weight Watchers International Inc *	331	2,112
West Marine Inc *	2,702	23,724
Weyco Group Inc	944	25,526
William Lyon Homes ‘A’ *	2,684	55,290
Wingstop Inc *	268	6,427

	Shares	Value
Winnebago Industries Inc	405	$7,756
ZAGG Inc *	233	1,582
Zumiez Inc *	679	10,613

		14,116,006

Consumer Staples - 3.1%

Alico Inc	535	21,716
Amplify Snack Brands Inc *	1,060	11,353
Arcadia Biosciences Inc *	658	2,007
B&G Foods Inc	471	17,168
Boulder Brands Inc *	617	5,053
Central Garden & Pet Co ‘A’ *	6,183	99,608
Coca-Cola Bottling Co Consolidated	54	10,442
Craft Brew Alliance Inc *	953	7,595
Darling Ingredients Inc *	26,843	301,715
Dean Foods Co	8,308	137,248
Diamond Foods Inc *	187	5,771
Elizabeth Arden Inc *	4,143	48,432
Fairway Group Holdings Corp *	1,930	2,026
Fresh Del Monte Produce Inc	5,377	212,445
HRG Group Inc *	6,866	80,538
Ingles Markets Inc ‘A’	1,519	72,654
Inter Parfums Inc	1,589	39,423
John B Sanfilippo & Son Inc	1,037	53,157
Lancaster Colony Corp	1,064	103,719
Landec Corp *	3,401	39,690
National Beverage Corp *	57	1,752
Nature’s Sunshine Products Inc	1,642	19,671
Nutraceutical International Corp *	1,293	30,528
Oil-Dri Corp of America	816	18,686
Omega Protein Corp *	3,522	59,768
Orchids Paper Products Co	1,140	29,754
Post Holdings Inc *	9,967	589,050
Revlon Inc ‘A’ *	1,361	40,081
Sanderson Farms Inc	3,638	249,458
Seaboard Corp *	39	120,081
Seneca Foods Corp ‘A’ *	1,155	30,434
Smart & Final Stores Inc *	3,861	60,656
Snyder’s-Lance Inc	7,885	265,961
SpartanNash Co	6,138	158,667
SUPERVALU Inc *	42,465	304,899
Synutra International Inc *	450	2,137
The Andersons Inc	4,648	158,311
Tootsie Roll Industries Inc	1,897	59,357
TreeHouse Foods Inc *	6,926	538,774
United Natural Foods Inc *	686	33,278
Universal Corp	3,670	181,922
Village Super Market Inc ‘A’	1,160	27,388
Weis Markets Inc	1,725	72,019

		4,324,392

Energy - 4.5%

Abraxas Petroleum Corp *	14,300	18,304
Adams Resources & Energy Inc	319	13,079
Alon USA Energy Inc	4,923	88,959
Approach Resources Inc *	5,554	10,386
Ardmore Shipping Corp (Ireland)	2,720	32,858
Atwood Oceanics Inc	10,583	156,734
Basic Energy Services Inc *	7,034	23,212
Bill Barrett Corp *	8,193	27,037
Bonanza Creek Energy Inc *	7,941	32,320
Bristow Group Inc	5,655	147,935
C&J Energy Services Ltd *	8,997	31,669
Callon Petroleum Co *	10,454	76,210
CARBO Ceramics Inc	3,115	59,154
Carrizo Oil & Gas Inc *	7,923	241,968
Clayton Williams Energy Inc *	999	38,771
Clean Energy Fuels Corp *	11,361	51,125
Cloud Peak Energy Inc *	9,580	25,195
Contango Oil & Gas Co *	2,631	19,996
Delek US Holdings Inc	4,218	116,839
DHT Holdings Inc	15,338	113,808

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Dorian LPG Ltd *	4,017	$41,415
Earthstone Energy Inc *	177	2,690
Eclipse Resources Corp *	7,707	15,029
Energy Fuels Inc * (Canada)	2,673	7,778
Energy XXI Ltd	14,168	14,876
Era Group Inc *	3,257	48,757
Erin Energy Corp *	1,743	6,833
EXCO Resources Inc *	23,097	17,323
Exterran Holdings Inc	11,289	203,202
Fairmount Santrol Holdings Inc *	974	2,630
Forum Energy Technologies Inc *	9,742	118,950
Frontline Ltd * (Norway)	17,489	47,045
GasLog Ltd (Monaco)	6,594	63,434
Gastar Exploration Inc *	12,518	14,396
Gener8 Maritime Inc *	2,673	29,269
Geospace Technologies Corp *	2,161	29,843
Green Plains Inc	6,226	121,158
Gulfmark Offshore Inc ‘A’	4,220	25,784
Halcon Resources Corp *	58,652	31,086
Hallador Energy Co	1,276	8,868
Helix Energy Solutions Group Inc *	16,740	80,185
Hornbeck Offshore Services Inc *	5,084	68,787
Independence Contract Drilling Inc *	2,379	11,847
ION Geophysical Corp *	17,316	6,753
Jones Energy Inc ‘A’ *	4,893	23,438
Key Energy Services Inc *	19,835	9,322
Matador Resources Co *	4,880	101,211
Matrix Service Co *	4,448	99,947
McDermott International Inc *	39,057	167,945
Natural Gas Services Group Inc *	2,203	42,518
Navios Maritime Acquisition Corp	12,948	45,577
Newpark Resources Inc *	13,309	68,142
Nordic American Offshore Ltd * (Norway)	3,195	19,170
Nordic American Tankers Ltd	14,511	220,567
North Atlantic Drilling Ltd * (Norway)	10,295	7,927
Northern Oil & Gas Inc *	9,949	43,975
Oasis Petroleum Inc *	22,707	197,097
Oil States International Inc *	8,409	219,727
Pacific Ethanol Inc *	5,209	33,806
Panhandle Oil & Gas Inc ‘A’	1,424	23,012
Par Petroleum Corp *	209	4,353
Parker Drilling Co *	19,284	50,717
Parsley Energy Inc ‘A’ *	9,752	146,963
PDC Energy Inc *	6,499	344,512
Peabody Energy Corp *	44,433	61,318
Penn Virginia Corp *	10,956	5,807
PHI Inc *	1,852	34,966
Pioneer Energy Services Corp *	9,731	20,435
Renewable Energy Group Inc *	6,953	57,571
REX American Resources Corp *	988	50,013
Rex Energy Corp *	7,887	16,326
Ring Energy Inc *	3,920	38,690
RSP Permian Inc *	9,673	195,878
Sanchez Energy Corp *	7,962	48,966
SandRidge Energy Inc *	70,915	19,147
Scorpio Tankers Inc (Monaco)	29,108	266,920
SEACOR Holdings Inc *	2,965	177,337
Seventy Seven Energy Inc *	9,253	12,769
Ship Finance International Ltd (Norway)	9,688	157,430
Stone Energy Corp *	9,208	45,672
Synergy Resources Corp *	15,198	148,940
Teekay Tankers Ltd ‘A’ (Bermuda)	15,666	108,095
Tesco Corp	6,161	43,990
TETRA Technologies Inc *	12,532	74,064
Tidewater Inc	7,744	101,756
TransAtlantic Petroleum Ltd *	3,717	9,441
Triangle Petroleum Corp *	7,654	10,869
Ultra Petroleum Corp *	13,155	84,060
Unit Corp *	8,384	94,404

	Shares	Value
W&T Offshore Inc	5,124	$15,372
Westmoreland Coal Co *	2,916	41,086

		6,154,745

Financials - 42.2%

1st Source Corp	2,570	79,156
Acadia Realty Trust REIT	11,047	332,183
Access National Corp	1,213	24,709
AG Mortgage Investment Trust Inc REIT	4,923	74,928
Agree Realty Corp REIT	2,823	84,267
Alexander & Baldwin Inc	7,969	273,576
Alexander’s Inc REIT	18	6,732
Altisource Asset Management Corp *	29	695
Altisource Residential Corp REIT	9,594	133,548
Ambac Financial Group Inc *	5,931	85,822
American Assets Trust Inc REIT	628	25,660
American Capital Mortgage Investment Corp REIT	8,511	125,452
American Equity Investment Life Holding Co	13,170	306,993
American National Bankshares Inc	1,350	31,658
American Residential Properties Inc REIT	5,118	88,388
Ameris Bancorp	5,298	152,317
AMERISAFE Inc	3,088	153,566
Ames National Corp	1,471	33,730
Anchor BanCorp Wisconsin Inc *	1,233	52,513
Anworth Mortgage Asset Corp REIT	16,678	82,389
Apollo Commercial Real Estate Finance Inc REIT	9,656	151,696
Apollo Residential Mortgage Inc REIT	5,149	65,186
Ares Commercial Real Estate Corp REIT	4,420	52,996
Argo Group International Holdings Ltd	4,489	254,033
Arlington Asset Investment Corp ‘A’	3,015	42,361
Armada Hoffler Properties Inc REIT	4,045	39,520
ARMOUR Residential REIT Inc	7,280	145,891
Arrow Financial Corp	1,976	52,757
Ashford Hospitality Prime Inc REIT	4,828	67,737
Ashford Hospitality Trust Inc REIT	13,924	84,936
Astoria Financial Corp	14,578	234,706
Atlas Financial Holdings Inc *	860	15,910
AV Homes Inc *	2,033	27,486
Baldwin & Lyons Inc ‘B’	1,445	31,357
Banc of California Inc	5,767	70,761
BancFirst Corp	1,147	72,376
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,950	114,592
BancorpSouth Inc	15,588	370,527
Bank Mutual Corp	7,198	55,281
Bank of Marin Bancorp	940	45,111
BankFinancial Corp	2,861	35,562
Banner Corp	3,447	164,663
Bar Harbor Bankshares	957	30,614
BBCN Bancorp Inc	12,994	195,170
BBX Capital Corp ‘A’ *	419	6,746
Bear State Financial Inc *	1,973	17,560
Beneficial Bancorp Inc *	13,541	179,554
Berkshire Hills Bancorp Inc	4,844	133,404
Blue Hills Bancorp Inc	4,452	61,660
Bluerock Residential Growth REIT Inc	3,110	37,258
BNC Bancorp	3,837	85,297
Boston Private Financial Holdings Inc	13,547	158,500
Bridge Bancorp Inc	2,360	63,036
Brookline Bancorp Inc	11,524	116,853
Bryn Mawr Bank Corp	2,824	87,742
BSB Bancorp Inc *	1,306	27,609
C1 Financial Inc *	893	17,012
Calamos Asset Management Inc ‘A’	2,769	26,250
Camden National Corp	1,163	46,985
Campus Crest Communities Inc REIT	10,169	54,099
Capital Bank Financial Corp ‘A’ *	3,714	112,274
Capital City Bank Group Inc	1,646	24,558
Capitol Federal Financial Inc	22,708	275,221
Capstead Mortgage Corp REIT	15,777	156,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Cardinal Financial Corp	4,959	$114,107
Cascade Bancorp *	4,970	26,888
Cash America International Inc	4,514	126,257
CatchMark Timber Trust Inc ‘A’ REIT	6,231	64,055
Cathay General Bancorp	12,893	386,274
Cedar Realty Trust Inc REIT	13,350	82,903
CenterState Banks Inc	7,541	110,853
Central Pacific Financial Corp	3,646	76,457
Century Bancorp Inc ‘A’	545	22,214
Chambers Street Properties REIT	38,584	250,410
Charter Financial Corp	2,665	33,792
Chatham Lodging Trust REIT	6,312	135,582
Chemical Financial Corp	5,501	177,957
Chesapeake Lodging Trust REIT	9,675	252,130
CIFC Corp	812	5,806
Citizens & Northern Corp	1,930	37,674
Citizens Inc *	7,754	57,535
City Holding Co	2,510	123,743
Clifton Bancorp Inc	4,696	65,180
CNB Financial Corp	2,261	41,082
CNO Financial Group Inc	31,795	598,064
CoBiz Financial Inc	5,751	74,821
Colony Capital Inc ‘A’ REIT	18,069	353,430
Columbia Banking System Inc	9,343	291,595
Community Bank System Inc	6,603	245,434
Community Trust Bancorp Inc	2,473	87,816
CommunityOne Bancorp *	2,063	22,425
ConnectOne Bancorp Inc	4,721	91,115
Consolidated-Tomoka Land Co	484	24,103
CorEnergy Infrastructure Trust Inc REIT	9,633	42,578
Cousins Properties Inc REIT	35,246	324,968
Cowen Group Inc ‘A’ *	16,697	76,138
Crawford & Co ‘B’	3,041	17,060
CU Bancorp *	2,671	59,991
CubeSmart REIT	5,822	158,417
Customers Bancorp Inc *	4,422	113,645
CVB Financial Corp	17,214	287,474
CyrusOne Inc REIT	961	31,386
CYS Investments Inc REIT	25,885	187,925
DCT Industrial Trust Inc REIT	14,314	481,809
DiamondRock Hospitality Co REIT	32,417	358,208
Dime Community Bancshares Inc	4,954	83,723
Donegal Group Inc ‘A’	1,280	17,997
DuPont Fabros Technology Inc REIT	6,664	172,464
Dynex Capital Inc REIT	8,861	58,128
Eagle Bancorp Inc *	1,167	53,099
EastGroup Properties Inc REIT	4,159	225,335
Education Realty Trust Inc REIT	7,896	260,173
EMC Insurance Group Inc	1,218	28,270
Employers Holdings Inc	1,993	44,424
Encore Capital Group Inc *	3,554	131,498
Enova International Inc *	509	5,202
Enstar Group Ltd * (Bermuda)	1,466	219,900
Enterprise Bancorp Inc	1,171	24,556
Enterprise Financial Services Corp	3,138	78,983
EPR Properties REIT	9,168	472,794
Equity One Inc REIT	10,712	260,730
EverBank Financial Corp	15,606	301,196
Ezcorp Inc ‘A’ *	8,346	51,495
Farmers Capital Bank Corp *	1,222	30,367
FBL Financial Group Inc ‘A’	1,583	97,386
FCB Financial Holdings Inc ‘A’ *	4,588	149,661
Federal Agricultural Mortgage Corp ‘C’	1,759	45,611
Federated National Holding Co	2,275	54,645
FelCor Lodging Trust Inc REIT	23,468	165,919
Fidelity & Guaranty Life	1,899	46,601
Fidelity Southern Corp	2,944	62,236
Financial Institutions Inc	2,457	60,884
First American Financial Corp	17,442	681,459
First Bancorp Inc	1,700	32,470

	Shares	Value
First Bancorp NC	3,061	$52,037
First BanCorp PR *	18,459	65,714
First Busey Corp	3,977	79,023
First Business Financial Services Inc	1,392	32,740
First Cash Financial Services Inc *	343	13,741
First Citizens BancShares Inc ‘A’	1,235	279,110
First Commonwealth Financial Corp	14,654	133,205
First Community Bancshares Inc	2,614	46,791
First Connecticut Bancorp Inc	2,523	40,671
First Defiance Financial Corp	1,475	53,926
First Financial Bancorp	10,050	191,754
First Financial Bankshares Inc	4,375	139,037
First Financial Corp	1,746	56,483
First Industrial Realty Trust Inc REIT	17,897	374,942
First Interstate BancSystem Inc ‘A’	3,099	86,276
First Merchants Corp	6,152	161,305
First Midwest Bancorp Inc	12,594	220,899
First NBC Bank Holding Co *	2,433	85,252
First Potomac Realty Trust REIT	9,916	109,076
FirstMerit Corp	26,789	473,362
Flagstar Bancorp Inc *	3,250	66,820
Flushing Financial Corp	4,875	97,597
FNB Corp	28,210	365,319
FNFV Group *	12,630	148,024
Forestar Group Inc *	5,324	70,011
Fox Chase Bancorp Inc	1,884	32,706
Franklin Financial Network Inc *	833	18,618
Franklin Street Properties Corp REIT	14,788	158,971
FRP Holdings Inc *	1,064	32,069
Fulton Financial Corp	28,525	345,152
GAIN Capital Holdings Inc	4,501	32,767
German American Bancorp Inc	2,272	66,501
Getty Realty Corp REIT	4,109	64,922
Glacier Bancorp Inc	12,229	322,723
Gladstone Commercial Corp REIT	3,281	46,295
Global Indemnity PLC *	1,276	33,393
Government Properties Income Trust REIT	10,335	165,360
Gramercy Property Trust Inc REIT	9,329	193,763
Great Ajax Corp REIT	662	8,189
Great Southern Bancorp Inc	1,654	71,618
Great Western Bancorp Inc	6,764	171,603
Green Bancorp Inc *	1,536	17,603
Green Dot Corp ‘A’ *	7,510	132,176
Greenlight Capital Re Ltd ‘A’ *	4,789	106,699
Guaranty Bancorp	2,288	37,683
Hallmark Financial Services Inc *	2,227	25,588
Hampton Roads Bankshares Inc *	5,143	9,772
Hancock Holding Co	12,622	341,425
Hanmi Financial Corp	5,263	132,628
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	5,145	88,597
Hatteras Financial Corp REIT	15,642	236,976
HCI Group Inc	1,228	47,610
Healthcare Realty Trust Inc REIT	16,155	401,452
Heartland Financial USA Inc	2,920	105,967
Heritage Commerce Corp	4,254	48,240
Heritage Financial Corp	4,777	89,903
Heritage Insurance Holdings Inc *	1,412	27,859
Heritage Oaks Bancorp	3,590	28,576
Hersha Hospitality Trust REIT	8,068	182,821
Highwoods Properties Inc REIT	15,048	583,110
Hilltop Holdings Inc *	7,942	157,331
Hingham Institution for Savings	218	25,295
Home BancShares Inc	1,642	66,501
HomeStreet Inc *	2,453	56,664
HomeTrust Bancshares Inc *	3,221	59,750
Horace Mann Educators Corp	6,668	221,511
Horizon Bancorp	1,814	43,083
Houlihan Lokey Inc *	1,317	28,711
Hudson Pacific Properties Inc REIT	12,017	345,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
IBERIABANK Corp	6,163	$358,748
Impac Mortgage Holdings Inc *	113	1,848
Independence Holding Co	1,103	14,295
Independence Realty Trust Inc REIT	5,163	37,222
Independent Bank Corp MA	4,239	195,418
Independent Bank Corp MI	3,420	50,479
Independent Bank Group Inc	1,541	59,221
Infinity Property & Casualty Corp	1,810	145,777
InfraREIT Inc	3,659	86,645
Inland Real Estate Corp REIT	9,418	76,286
International Bancshares Corp	8,780	219,763
INTL. FCStone Inc *	1,795	44,319
Invesco Mortgage Capital Inc REIT	19,961	244,323
Investment Technology Group Inc	4,720	62,965
Investors Bancorp Inc	56,109	692,385
Investors Real Estate Trust REIT	20,446	158,252
iStar Inc REIT *	14,069	176,988
James River Group Holdings Ltd	1,763	47,407
Janus Capital Group Inc	21,831	296,902
Kansas City Life Insurance Co	594	27,912
KCG Holdings Inc ‘A’ *	4,904	53,797
Kearny Financial Corp	15,307	175,571
Kemper Corp	7,041	249,040
Kennedy-Wilson Holdings Inc	13,681	303,308
Kite Realty Group Trust REIT	13,562	322,911
Ladder Capital Corp REIT	6,583	94,269
Ladenburg Thalmann Financial Services Inc *	15,205	32,083
Lakeland Bancorp Inc	5,975	66,382
Lakeland Financial Corp	2,735	123,485
LaSalle Hotel Properties REIT	18,217	517,181
LegacyTexas Financial Group Inc	7,717	235,214
Lexington Realty Trust REIT	33,493	271,293
Live Oak Bancshares Inc	967	18,992
LTC Properties Inc REIT	5,394	230,162
Mack-Cali Realty Corp REIT	14,417	272,193
Maiden Holdings Ltd	7,326	101,685
MainSource Financial Group Inc	3,409	69,407
Marlin Business Services Corp	1,305	20,084
MB Financial Inc	12,116	395,466
MBIA Inc *	22,257	135,323
Medical Properties Trust Inc REIT	37,711	417,084
Mercantile Bank Corp	2,621	54,464
Merchants Bancshares Inc	800	23,520
Meridian Bancorp Inc	7,774	106,271
Meta Financial Group Inc	1,110	46,365
Metro Bancorp Inc	1,883	55,341
MGIC Investment Corp *	30,412	281,615
MidWestOne Financial Group Inc	1,240	36,282
Moelis & Co ‘A’	328	8,613
Monmouth Real Estate Investment Corp REIT	9,382	91,474
Monogram Residential Trust Inc REIT	27,245	253,651
National Bank Holdings Corp ‘A’	5,668	116,364
National Bankshares Inc	1,083	33,692
National Commerce Corp *	1,018	24,412
National General Holdings Corp	5,671	109,394
National Health Investors Inc REIT	3,991	229,443
National Interstate Corp	844	22,518
National Penn Bancshares Inc	22,801	267,912
National Storage Affiliates Trust REIT	223	3,022
National Western Life Insurance Co ‘A’	372	82,844
Nationstar Mortgage Holdings Inc *	6,531	90,585
NBT Bancorp Inc	7,171	193,187
Nelnet Inc ‘A’	3,860	133,595
New Residential Investment Corp REIT	37,210	487,451
New Senior Investment Group Inc REIT	14,327	149,860
New York Mortgage Trust Inc REIT	18,330	100,632
New York REIT Inc	26,584	267,435
NewBridge Bancorp	5,787	49,363

	Shares	Value
NewStar Financial Inc *	3,837	$31,463
NexPoint Residential Trust Inc REIT	3,068	40,988
NMI Holdings Inc ‘A’ *	7,910	60,116
Northfield Bancorp Inc	7,744	117,786
Northwest Bancshares Inc	16,476	214,188
OceanFirst Financial Corp	2,114	36,403
Ocwen Financial Corp *	17,641	118,371
OFG Bancorp	7,173	62,620
Old National Bancorp	18,979	264,377
Old Second Bancorp Inc *	5,248	32,695
One Liberty Properties Inc REIT	1,972	42,063
OneBeacon Insurance Group Ltd ‘A’	3,983	55,921
Oppenheimer Holdings Inc ‘A’	1,600	32,016
Opus Bank	1,664	63,631
Orchid Island Capital Inc REIT	3,828	35,409
Oritani Financial Corp	7,272	113,589
Pacific Continental Corp	3,078	40,968
Pacific Premier Bancorp Inc *	3,476	70,632
Park National Corp	2,108	190,184
Park Sterling Corp	7,076	48,117
Parkway Properties Inc REIT	13,822	215,070
Peapack Gladstone Financial Corp	2,490	52,713
Pebblebrook Hotel Trust REIT	11,595	411,043
Penns Woods Bancorp Inc	740	30,281
Pennsylvania REIT	11,285	223,782
PennyMac Financial Services Inc ‘A’ *	727	11,632
PennyMac Mortgage Investment Trust REIT	8,472	131,062
People’s Utah Bancorp	684	11,156
Peoples Bancorp Inc	2,908	60,457
Peoples Financial Services Corp	1,175	41,043
PHH Corp *	8,164	115,276
Physicians Realty Trust REIT	11,657	175,904
PICO Holdings Inc *	3,638	35,216
Pinnacle Financial Partners Inc	5,368	265,233
Piper Jaffray Cos *	2,433	88,002
Potlatch Corp REIT	1,898	54,643
Preferred Apartment Communities Inc ‘A’ REIT	3,526	38,363
Preferred Bank	1,831	57,860
Primerica Inc	8,298	373,991
PrivateBancorp Inc	12,689	486,369
Prosperity Bancshares Inc	11,300	554,943
Provident Financial Services Inc	10,656	207,792
PS Business Parks Inc REIT	2,811	223,137
QCR Holdings Inc	1,875	41,006
QTS Realty Trust Inc ‘A’ REIT	208	9,088
Radian Group Inc	30,994	493,115
RAIT Financial Trust REIT	14,683	72,828
Ramco-Gershenson Properties Trust REIT	13,011	195,295
RCS Capital Corp ‘A’ *	7,494	6,070
RE/MAX Holdings Inc ‘A’	1,890	68,002
Redwood Trust Inc REIT	13,731	190,037
Regional Management Corp *	1,654	25,637
Renasant Corp	6,082	199,794
Republic Bancorp Inc ‘A’	1,543	37,881
Resource America Inc ‘A’	2,193	14,583
Resource Capital Corp REIT	5,365	59,930
Retail Opportunity Investments Corp REIT	16,225	268,361
Rexford Industrial Realty Inc REIT	9,306	128,330
RLI Corp	6,950	372,033
RLJ Lodging Trust REIT	13,439	339,604
Rouse Properties Inc REIT	5,749	89,569
S&T Bancorp Inc	5,675	185,118
Sabra Health Care REIT Inc	9,010	208,852
Safeguard Scientifics Inc *	3,280	50,971
Safety Insurance Group Inc	2,479	134,238
Sandy Spring Bancorp Inc	4,092	107,129
Saul Centers Inc REIT	218	11,282
Seacoast Banking Corp of Florida *	3,724	54,668
Select Income REIT	10,378	197,286

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Selective Insurance Group Inc	9,191	$285,472
ServisFirst Bancshares Inc	3,657	151,875
Sierra Bancorp	1,916	30,579
Silver Bay Realty Trust Corp REIT	5,741	91,913
Simmons First National Corp ‘A’	4,842	232,077
South State Corp	3,692	283,804
Southside Bancshares Inc	4,190	115,434
Southwest Bancorp Inc	3,007	49,345
Sovran Self Storage Inc REIT	717	67,613
Square 1 Financial Inc ‘A’ *	1,786	45,856
STAG Industrial Inc REIT	10,749	195,739
Starwood Waypoint Residential Trust REIT	6,350	151,320
State Auto Financial Corp	2,358	53,786
State Bank Financial Corp	5,923	122,488
State National Cos Inc	4,564	42,673
Sterling Bancorp	19,466	289,459
Stewart Information Services Corp	3,769	154,190
Stifel Financial Corp *	10,979	462,216
Stock Yards Bancorp Inc	2,340	85,059
Stonegate Bank	1,785	56,781
Stonegate Mortgage Corp *	1,855	13,189
STORE Capital Corp REIT	5,987	123,691
Strategic Hotels & Resorts Inc REIT *	44,518	613,903
Suffolk Bancorp	1,848	50,487
Summit Hotel Properties Inc REIT	14,304	166,928
Sun Bancorp Inc *	1,523	29,226
Sun Communities Inc REIT	6,243	423,026
Sunstone Hotel Investors Inc REIT	33,819	447,425
Symetra Financial Corp	12,114	383,287
Talmer Bancorp Inc ‘A’	8,431	140,376
Tejon Ranch Co *	2,197	47,917
Terreno Realty Corp REIT	7,210	141,604
Territorial Bancorp Inc	1,356	35,310
Texas Capital Bancshares Inc *	6,875	360,387
The Bancorp Inc *	5,284	40,264
The First of Long Island Corp	1,916	51,789
The GEO Group Inc REIT	12,087	359,467
The JG Wentworth Co ‘A’ *	2,236	11,023
The Navigators Group Inc *	1,736	135,373
The St Joe Co *	5,918	113,211
Third Point Reinsurance Ltd * (Bermuda)	12,880	173,236
Tiptree Financial Inc ‘A’	4,809	30,778
Tompkins Financial Corp	2,455	130,999
Towne Bank	7,436	140,169
TriCo Bancshares	3,592	88,255
TriState Capital Holdings Inc *	3,424	42,697
Triumph Bancorp Inc *	2,431	40,841
TrustCo Bank Corp NY	15,004	87,623
Trustmark Corp	10,960	253,943
UMB Financial Corp	6,347	322,491
UMH Properties Inc REIT	3,554	33,052
Umpqua Holdings Corp	35,606	580,378
Union Bankshares Corp	7,389	177,336
United Bankshares Inc	11,187	424,994
United Community Banks Inc	8,716	178,155
United Community Financial Corp	7,968	39,840
United Development Funding IV REIT	4,911	86,434
United Financial Bancorp Inc	6,390	83,389
United Fire Group Inc	3,314	116,156
United Insurance Holdings Corp	2,799	36,807
Univest Corp of Pennsylvania	3,108	59,736
Urstadt Biddle Properties Inc ‘A’ REIT	3,434	64,353
Valley National Bancorp	37,605	370,033
Virtus Investment Partners Inc	1,073	107,836
Walker & Dunlop Inc *	2,158	56,281
Walter Investment Management Corp *	6,226	101,172
Washington REIT	10,978	273,682
Washington Federal Inc	15,276	347,529
Washington Trust Bancorp Inc	2,339	89,935
Waterstone Financial Inc	4,513	60,835

	Shares	Value
Webster Financial Corp	14,624	$521,053
WesBanco Inc	6,242	196,311
West Bancorp Inc	2,481	46,519
Westamerica Bancorp	4,167	185,181
Western Alliance Bancorp *	6,780	208,214
Western Asset Mortgage Capital Corp REIT	7,145	90,098
Whitestone REIT	4,341	50,052
Wilshire Bancorp Inc	11,570	121,601
Wintrust Financial Corp	7,629	407,617
World Acceptance Corp *	402	10,790
WSFS Financial Corp	4,618	133,045
Xenia Hotels & Resorts Inc REIT	18,058	315,293
Yadkin Financial Corp	3,966	85,229

		58,295,068

Health Care - 4.2%

ACADIA Pharmaceuticals Inc *	988	32,673
Aceto Corp	580	15,921
Acorda Therapeutics Inc *	598	15,853
Adamas Pharmaceuticals Inc *	1,580	26,449
Addus HomeCare Corp *	880	27,412
Affymetrix Inc *	8,836	75,459
Agenus Inc *	2,233	10,272
Aimmune Therapeutics Inc *	192	4,861
Akebia Therapeutics Inc *	4,361	42,127
Alliance HealthCare Services Inc *	517	5,046
Almost Family Inc *	1,158	46,378
Amedisys Inc *	924	35,084
Amphastar Pharmaceuticals Inc *	1,632	19,078
Amsurg Corp *	5,919	459,966
Analogic Corp	1,861	152,676
AngioDynamics Inc *	4,013	52,931
Anika Therapeutics Inc *	500	15,915
Aratana Therapeutics Inc *	409	3,460
Array BioPharma Inc *	3,849	17,551
Arrowhead Research Corp *	4,434	25,540
Assembly Biosciences Inc *	115	1,099
AtriCure Inc *	1,146	25,109
Axovant Sciences Ltd *	409	5,284
BioCryst Pharmaceuticals Inc *	2,332	26,585
BioScrip Inc *	10,439	19,521
Calithera Biosciences Inc *	1,620	8,797
Cardiovascular Systems Inc *	237	3,754
Celldex Therapeutics Inc *	1,348	14,208
Cerus Corp *	2,098	9,525
Chiasma Inc *	297	5,904
ConforMIS Inc *	450	8,127
CONMED Corp	4,485	214,114
Cross Country Healthcare Inc *	1,852	25,206
CryoLife Inc	4,097	39,864
Cutera Inc *	816	10,673
Cynosure Inc ‘A’ *	287	8,621
Cytokinetics Inc *	2,540	16,993
Dermira Inc *	1,748	40,798
Emergent BioSolutions Inc *	1,441	41,054
Endocyte Inc *	5,739	26,285
Entellus Medical Inc *	135	2,433
Evolent Health Inc ‘A’ *	716	11,427
Exactech Inc *	1,552	27,051
Five Star Quality Care Inc *	6,730	20,796
Genesis Healthcare Inc *	3,087	18,923
Geron Corp *	1,412	3,897
Glaukos Corp *	301	7,281
Global Blood Therapeutics Inc *	119	5,017
Greatbatch Inc *	4,163	234,876
Haemonetics Corp *	4,416	142,725
Halyard Health Inc *	7,580	215,575
Hanger Inc *	5,898	80,449
Harvard Bioscience Inc *	5,487	20,741
Healthways Inc *	4,930	54,822
ICU Medical Inc *	802	87,819

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Idera Pharmaceuticals Inc *	981	$3,286
Ignyta Inc *	1,317	11,563
Immunomedics Inc *	1,294	2,226
Inovio Pharmaceuticals Inc *	1,130	6,531
Integra LifeSciences Holdings Corp *	2,578	153,520
Invacare Corp	5,101	73,811
IPC Healthcare Inc *	1,097	85,226
Kindred Healthcare Inc	13,607	214,310
LeMaitre Vascular Inc	1,118	13,628
Lexicon Pharmaceuticals Inc *	3,941	42,326
LHC Group Inc *	1,934	86,585
Loxo Oncology Inc *	1,191	20,819
Luminex Corp *	6,384	107,953
Magellan Health Inc *	4,450	246,664
MedAssets Inc *	665	13,340
Meridian Bioscience Inc	1,006	17,203
Merit Medical Systems Inc *	7,191	171,937
Merrimack Pharmaceuticals Inc *	908	7,727
Natera Inc *	452	4,904
National HealthCare Corp	1,667	101,504
National Research Corp ‘A’	234	2,794
Navidea Biopharmaceuticals Inc *	4,771	10,878
Ocata Therapeutics Inc *	741	3,097
Omeros Corp *	386	4,231
OraSure Technologies Inc *	8,413	37,354
Orthofix International NV *	3,133	105,739
Osiris Therapeutics Inc *	277	5,116
Owens & Minor Inc	10,247	327,289
Oxford Immunotec Global PLC *	114	1,539
PDL BioPharma Inc	27,760	139,633
Peregrine Pharmaceuticals Inc *	1,649	1,682
PharMerica Corp *	4,975	141,638
Quidel Corp *	2,703	51,033
Rigel Pharmaceuticals Inc *	3,015	7,447
Rockwell Medical Inc *	819	6,315
RTI Surgical Inc *	1,595	9,060
SeaSpine Holdings Corp *	704	11,405
Select Medical Holdings Corp	995	10,736
Seres Therapeutics Inc *	238	7,054
Spectrum Pharmaceuticals Inc *	7,813	46,722
Stemline Therapeutics Inc *	2,163	19,099
Surgical Care Affiliates Inc *	166	5,427
SurModics Inc *	1,679	36,669
Teladoc Inc *	473	10,543
The Ensign Group Inc	282	12,022
The Medicines Co *	9,729	369,313
Theravance Biopharma Inc * (Cayman)	4,102	45,081
Theravance Inc	1,809	12,989
Threshold Pharmaceuticals Inc *	422	1,718
Tokai Pharmaceuticals Inc *	814	8,425
Tornier NV *	2,581	52,627
TransEnterix Inc *	5,970	13,492
Triple-S Management Corp ‘B’ *	3,825	68,123
Trupanion Inc *	450	3,398
Unilife Corp *	2,940	2,881
Universal American Corp *	7,853	53,715
Vanda Pharmaceuticals Inc *	1,453	16,390
Verastem Inc *	4,211	7,538
Versartis Inc *	3,304	38,095
Vocera Communications Inc *	1,359	15,506
Wright Medical Group Inc *	4,282	90,008
XOMA Corp *	2,771	2,083

		5,770,972

Industrials - 11.3%

AAR Corp	5,845	110,880
ABM Industries Inc	9,108	248,740
Acacia Research Corp	8,191	74,374
ACCO Brands Corp *	18,030	127,472
Accuride Corp *	501	1,388
Actuant Corp ‘A’	9,751	179,321

	Shares	Value
Aegion Corp *	6,083	$100,248
Aerojet Rocketdyne Holdings Inc *	5,248	84,913
Aerovironment Inc *	3,120	62,525
Air Transport Services Group Inc *	8,337	71,281
Aircastle Ltd	10,137	208,924
Alamo Group Inc	1,525	71,294
Albany International Corp ‘A’	3,977	113,782
Altra Industrial Motion Corp	789	18,242
Ameresco Inc ‘A’ *	3,065	18,022
American Railcar Industries Inc	1,153	41,693
American Science & Engineering Inc	1,184	42,103
Applied Industrial Technologies Inc	3,967	151,341
ArcBest Corp	2,769	71,357
Argan Inc	244	8,462
Astec Industries Inc	3,111	104,250
Atlas Air Worldwide Holdings Inc *	4,076	140,867
Barnes Group Inc	8,862	319,475
Beacon Roofing Supply Inc *	6,117	198,741
Brady Corp ‘A’	7,809	153,525
Briggs & Stratton Corp	7,332	141,581
CAI International Inc *	2,852	28,748
Casella Waste Systems Inc ‘A’ *	5,378	31,192
CBIZ Inc *	8,116	79,699
CDI Corp	2,244	19,186
CECO Environmental Corp	4,141	33,915
Celadon Group Inc	1,442	23,101
Chart Industries Inc *	5,048	96,972
CIRCOR International Inc	2,850	114,342
Civeo Corp	16,127	23,868
CLARCOR Inc	461	21,980
Columbus McKinnon Corp	3,152	57,240
Comfort Systems USA Inc	362	9,868
Con-way Inc	9,349	443,610
Covenant Transportation Group Inc ‘A’ *	86	1,545
CRA International Inc *	1,576	34,010
Cubic Corp	3,562	149,390
Curtiss-Wright Corp	7,239	451,858
Deluxe Corp	3,661	204,064
DigitalGlobe Inc *	11,805	224,531
Douglas Dynamics Inc	2,675	53,126
Ducommun Inc *	1,786	35,845
DXP Enterprises Inc *	1,428	38,956
Eagle Bulk Shipping Inc *	3,315	19,658
EMCOR Group Inc	10,160	449,580
Encore Wire Corp	702	22,934
EnerSys	5,252	281,402
Engility Holdings Inc	2,835	73,086
Ennis Inc	4,068	70,621
EnPro Industries Inc	1,465	57,384
ESCO Technologies Inc	4,282	153,724
Essendant Inc	6,273	203,433
Esterline Technologies Corp *	4,789	344,281
Exponent Inc	272	12,120
Federal Signal Corp	10,233	140,294
Franklin Covey Co *	1,830	29,390
Franklin Electric Co Inc	543	14,786
FreightCar America Inc	947	16,251
FTI Consulting Inc *	6,257	259,728
FuelCell Energy Inc *	29,539	21,705
Furmanite Corp *	781	4,748
G&K Services Inc ‘A’	877	58,426
General Cable Corp	637	7,580
Gibraltar Industries Inc *	4,862	89,218
Global Brass & Copper Holdings Inc	347	7,117
Golden Ocean Group Ltd (Norway)	10,750	26,445
Graham Corp	1,674	29,546
Granite Construction Inc	6,454	191,490
Great Lakes Dredge & Dock Corp *	8,973	45,224
Griffon Corp	4,121	64,988
HC2 Holdings Inc *	1,054	7,389

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Heidrick & Struggles International Inc	2,773	$53,935
Heritage-Crystal Clean Inc *	1,898	19,492
Hill International Inc *	6,300	20,664
Hub Group Inc ‘A’ *	484	17,622
Hurco Cos Inc	997	26,161
Huron Consulting Group Inc *	3,339	208,788
Hyster-Yale Materials Handling Inc	1,080	62,456
ICF International Inc *	3,301	100,317
InnerWorkings Inc *	3,430	21,438
Insteel Industries Inc	295	4,744
Kadant Inc	1,459	56,916
Kaman Corp	4,091	146,662
Kelly Services Inc ‘A’	4,687	66,274
Kimball International Inc ‘B’	3,578	33,848
KLX Inc *	8,568	306,220
Korn/Ferry International	3,765	124,509
Kratos Defense & Security Solutions Inc *	6,876	29,017
Lawson Products Inc *	195	4,222
LB Foster Co ‘A’	1,692	20,778
Lindsay Corp	298	20,201
LSI Industries Inc	3,273	27,624
Lydall Inc *	1,814	51,681
Marten Transport Ltd	3,382	54,687
MasTec Inc *	10,931	173,038
Matson Inc	547	21,054
Matthews International Corp ‘A’	5,084	248,964
McGrath RentCorp	4,357	116,288
Meritor Inc *	6,863	72,954
Milacron Holdings Corp *	1,518	26,641
Miller Industries Inc	1,712	33,452
Mistras Group Inc *	1,296	16,654
Mobile Mini Inc	6,767	208,356
Moog Inc ‘A’ *	5,697	308,037
MRC Global Inc *	16,807	187,398
MSA Safety Inc	1,661	66,390
Mueller Industries Inc	2,906	85,960
MYR Group Inc *	3,526	92,381
National Presto Industries Inc	770	64,880
Navigant Consulting Inc *	8,042	127,948
Navios Maritime Holdings Inc (Monaco)	12,436	30,966
Navistar International Corp *	7,904	100,539
Neff Corp ‘A’ *	1,103	6,166
NL Industries Inc *	1,177	3,519
Northwest Pipe Co *	1,444	18,859
Orion Marine Group Inc *	4,425	26,462
Pendrell Corp *	27,167	19,560
Plug Power Inc *	10,546	19,299
Powell Industries Inc	1,457	43,856
PowerSecure International Inc *	2,970	34,214
Preformed Line Products Co	394	14,637
Primoris Services Corp	2,035	36,447
Quad/Graphics Inc	4,559	55,164
Quanex Building Products Corp	5,194	94,375
Radiant Logistics Inc *	200	892
Raven Industries Inc	5,233	88,699
Republic Airways Holdings Inc *	8,448	48,829
Resources Connection Inc	4,980	75,049
Roadrunner Transportation Systems Inc *	2,699	49,662
RPX Corp *	8,003	109,801
Rush Enterprises Inc ‘A’ *	5,834	141,183
Safe Bulkers Inc (Greece)	5,660	15,622
Scorpio Bulkers Inc *	56,101	81,907
Simpson Manufacturing Co Inc	6,277	210,217
SkyWest Inc	8,406	140,212
SP Plus Corp *	156	3,611
Sparton Corp *	702	15,023
Standex International Corp	559	42,121
Sunrun Inc *	2,579	26,744
TAL International Group Inc *	5,584	76,333
Teledyne Technologies Inc *	4,241	382,962

	Shares	Value
Tennant Co	197	$11,067
Tetra Tech Inc	9,758	237,217
Textainer Group Holdings Ltd	3,541	58,391
The ExOne Co *	1,525	10,233
The Gorman-Rupp Co	2,317	55,539
The KEYW Holding Corp *	5,353	32,921
Thermon Group Holdings Inc *	4,399	90,399
Titan International Inc	6,404	42,330
Titan Machinery Inc *	2,779	31,903
TRC Cos Inc *	2,609	30,864
TriMas Corp *	6,989	114,270
TriNet Group Inc *	504	8,467
Tutor Perini Corp *	6,283	103,418
Twin Disc Inc	1,389	17,238
Ultrapetrol Bahamas Ltd * (Bahamas)	3,597	1,475
UniFirst Corp	2,417	258,160
Univar Inc *	3,583	65,031
Universal Forest Products Inc	3,288	189,652
Universal Truckload Services Inc	410	6,384
USA Truck Inc *	918	15,817
UTi Worldwide Inc *	14,500	66,555
Vectrus Inc *	161	3,548
Veritiv Corp *	1,329	49,492
Viad Corp	3,243	94,015
Vicor Corp *	345	3,519
Virgin America Inc *	251	8,592
Volt Information Sciences Inc *	577	5,251
VSE Corp	663	26,566
Watts Water Technologies Inc ‘A’	4,571	241,440
Werner Enterprises Inc	5,494	137,899
Wesco Aircraft Holdings Inc *	10,093	123,135
West Corp	7,347	164,573
Woodward Inc	3,293	134,025
XPO Logistics Inc *	1,995	47,541
YRC Worldwide Inc *	4,158	55,135

		15,628,038

Information Technology - 9.8%

6D Global Technologies Inc * +	1,523	4,432
Actua Corp *	6,429	75,605
Acxiom Corp *	12,816	253,244
ADTRAN Inc	8,151	119,005
Advanced Energy Industries Inc *	2,970	78,111
Advanced Micro Devices Inc *	58,723	101,004
Agilysys Inc *	2,404	26,732
Alarm.com Holdings Inc *	464	5,410
Alpha & Omega Semiconductor Ltd *	3,288	25,614
Amber Road Inc *	177	747
American Software Inc ‘A’	3,406	32,085
Amkor Technology Inc *	15,642	70,233
Anixter International Inc *	4,645	268,388
Appfolio Inc ‘A’ *	385	6,487
Applied Micro Circuits Corp *	9,416	49,999
Applied Optoelectronics Inc *	414	7,775
Avid Technology Inc *	1,819	14,479
AVX Corp	7,595	99,419
Axcelis Technologies Inc *	17,879	47,737
Bankrate Inc *	11,244	116,375
Bazaarvoice Inc *	5,574	25,139
Bel Fuse Inc ‘B’	1,691	32,873
Benchmark Electronics Inc *	8,595	187,027
Black Box Corp	2,452	36,142
Blucora Inc *	6,502	89,533
Bottomline Technologies de Inc *	1,067	26,686
Brightcove Inc *	279	1,373
Brooks Automation Inc	11,079	129,735
Cabot Microelectronics Corp *	614	23,786
CACI International Inc ‘A’ *	3,962	293,069
Calix Inc *	7,117	55,441
Care.com Inc *	2,581	13,266
Cascade Microtech Inc *	468	6,618

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Cass Information Systems Inc	836	$41,073
CEVA Inc *	1,602	29,749
Checkpoint Systems Inc	6,742	48,880
Ciber Inc *	12,990	41,308
Coherent Inc *	3,559	194,677
Cohu Inc	4,473	44,104
Comtech Telecommunications Corp	2,571	52,988
Control4 Corp *	3,219	26,267
Convergys Corp	16,120	372,533
CTS Corp	5,229	96,789
Daktronics Inc	4,925	42,700
Datalink Corp *	3,111	18,573
DHI Group Inc *	4,709	34,423
Digi International Inc *	4,037	47,596
Digimarc Corp *	84	2,566
Digital Turbine Inc *	527	954
Diodes Inc *	6,142	131,255
DSP Group Inc *	3,354	30,555
DTS Inc *	327	8,731
Electro Rent Corp	2,690	27,922
EMCORE Corp *	2,947	20,040
EnerNOC Inc *	4,711	37,217
Entegris Inc *	9,524	125,622
Epiq Systems Inc	3,231	41,745
ePlus Inc *	835	66,023
Everi Holdings Inc *	10,385	53,275
Everyday Health Inc *	310	2,833
Exar Corp *	5,384	32,035
ExlService Holdings Inc *	428	15,806
Extreme Networks Inc *	14,947	50,222
Fabrinet * (Thailand)	5,861	107,432
Fairchild Semiconductor International Inc *	18,907	265,454
FARO Technologies Inc *	2,123	74,305
Finisar Corp *	16,970	188,876
FormFactor Inc *	5,289	35,859
Glu Mobile Inc *	9,417	41,152
GSI Group Inc *	5,420	68,997
Harmonic Inc *	11,754	68,173
II-VI Inc *	8,614	138,513
Imation Corp *	5,192	11,059
Insight Enterprises Inc *	6,339	163,863
Integrated Silicon Solution Inc	5,217	112,113
InterDigital Inc	574	29,044
Intersil Corp ‘A’	21,423	250,649
Intralinks Holdings Inc *	3,013	24,978
Itron Inc *	6,315	201,512
Ixia *	990	14,345
IXYS Corp	3,952	44,104
Kimball Electronics Inc *	4,640	55,355
Knowles Corp *	14,268	262,959
Kopin Corp *	9,963	31,284
KVH Industries Inc *	533	5,330
Lattice Semiconductor Corp *	13,991	53,865
Limelight Networks Inc *	9,248	17,664
Liquidity Services Inc *	3,950	29,191
Littelfuse Inc	486	44,299
ManTech International Corp ‘A’	4,122	105,935
Marchex Inc ‘B’	5,012	20,198
Marin Software Inc *	3,787	11,853
Mentor Graphics Corp	16,228	399,696
Mercury Systems Inc *	5,393	85,803
Millennial Media Inc *	18,232	31,906
MINDBODY Inc ‘A’ *	452	7,065
MKS Instruments Inc	8,668	290,638
ModusLink Global Solutions Inc *	5,864	16,771
MoneyGram International Inc *	4,708	37,758
Monster Worldwide Inc *	14,403	92,467
Multi-Fineline Electronix Inc *	1,355	22,629
Nanometrics Inc *	3,800	46,132
NeoPhotonics Corp *	4,257	28,990

	Shares	Value
NETGEAR Inc *	5,284	$154,134
NetScout Systems Inc *	7,195	254,487
NeuStar Inc ‘A’ *	651	17,714
Newport Corp *	4,216	57,970
Novatel Wireless Inc *	584	1,291
NVE Corp	447	21,697
Oclaro Inc *	15,705	36,122
OmniVision Technologies Inc *	9,431	247,658
OSI Systems Inc *	2,407	185,243
Park City Group Inc *	109	1,152
Park Electrochemical Corp	3,217	56,587
PC Connection Inc	1,603	33,230
PDF Solutions Inc *	382	3,820
Perficient Inc *	1,891	29,178
Pericom Semiconductor Corp	3,541	64,623
PFSweb Inc *	140	1,991
Photronics Inc *	10,486	95,003
Plexus Corp *	3,443	132,831
PMC-Sierra Inc *	18,734	126,829
Polycom Inc *	22,035	230,927
Power Integrations Inc	1,563	65,912
Progress Software Corp *	8,302	214,441
QAD Inc ‘A’	1,151	29,466
QLogic Corp *	14,373	147,323
Quantum Corp *	35,311	24,622
QuinStreet Inc *	5,433	30,153
Rapid7 Inc *	419	9,532
RealNetworks Inc *	3,502	14,323
Reis Inc	606	13,726
RetailMeNot Inc *	5,822	47,973
Rocket Fuel Inc *	4,056	18,942
Rofin-Sinar Technologies Inc *	4,106	106,469
Rogers Corp *	2,105	111,944
Rovi Corp *	14,539	152,514
Rudolph Technologies Inc *	4,287	53,373
Sanmina Corp *	13,436	287,127
Sapiens International Corp NV (Israel)	889	10,241
ScanSource Inc *	4,706	166,875
SciQuest Inc *	1,803	18,030
Seachange International Inc *	5,227	32,930
Semtech Corp *	7,225	109,098
ServiceSource International Inc *	3,727	14,908
ShoreTel Inc *	8,016	59,880
Sigma Designs Inc *	5,620	38,722
Silicon Laboratories Inc *	1,973	81,958
Silver Spring Networks Inc *	294	3,787
Sonus Networks Inc *	7,866	44,994
Stratasys Ltd *	8,326	220,556
Sykes Enterprises Inc *	6,501	165,775
SYNNEX Corp	4,658	396,209
Take-Two Interactive Software Inc *	6,659	191,313
Tech Data Corp *	5,950	407,575
TechTarget Inc *	2,127	18,122
TeleCommunication Systems Inc ‘A’ *	8,357	28,748
Telenav Inc *	4,351	33,981
TeleTech Holdings Inc	1,311	35,122
Tessera Technologies Inc	3,335	108,087
TTM Technologies Inc *	9,334	58,151
Ubiquiti Networks Inc	288	9,760
Ultra Clean Holdings Inc *	4,805	27,581
Ultratech Inc *	4,369	69,991
Unisys Corp *	3,083	36,688
United Online Inc *	2,239	22,390
Veeco Instruments Inc *	6,635	136,084
Verint Systems Inc *	563	24,293
ViaSat Inc *	1,012	65,061
Vishay Intertechnology Inc	22,055	213,713
Vishay Precision Group Inc *	1,926	22,322
Xactly Corp *	721	5,624
Xcerra Corp *	5,050	31,714

		13,590,856

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Materials - 3.0%

A Schulman Inc	455	$14,774
AK Steel Holding Corp *	28,163	67,873
American Vanguard Corp	4,069	47,038
Axiall Corp	11,443	179,541
Berry Plastics Group Inc *	7,827	235,358
Boise Cascade Co *	1,023	25,800
Calgon Carbon Corp	4,517	70,375
Carpenter Technology Corp	8,238	245,245
Century Aluminum Co *	7,532	34,647
Chase Corp	115	4,530
Cliffs Natural Resources Inc	24,246	59,160
Coeur Mining Inc *	21,491	60,605
Commercial Metals Co	18,874	255,743
Flotek Industries Inc *	8,741	145,975
FutureFuel Corp	3,970	39,224
Greif Inc ‘A’	5,067	161,688
Handy & Harman Ltd *	347	8,321
Hawkins Inc	1,369	52,706
Haynes International Inc	1,830	69,247
Hecla Mining Co	60,884	119,941
Horsehead Holding Corp *	8,951	27,211
Innophos Holdings Inc	3,198	126,769
Innospec Inc	3,951	183,761
Intrepid Potash Inc *	8,895	49,278
Kaiser Aluminum Corp	1,870	150,067
Kraton Performance Polymers Inc *	5,190	92,901
Kronos Worldwide Inc	3,171	19,692
Louisiana-Pacific Corp *	1,831	26,073
LSB Industries Inc *	1,999	30,625
Materion Corp	3,365	101,017
Minerals Technologies Inc	368	17,723
Neenah Paper Inc	1,296	75,531
Olin Corp	2,557	42,983
Olympic Steel Inc	1,078	10,726
OM Group Inc	4,962	163,200
OMNOVA Solutions Inc *	2,901	16,072
PH Glatfelter Co	7,147	123,071
Quaker Chemical Corp	615	47,404
Rayonier Advanced Materials Inc	6,457	39,517
Real Industry Inc *	1,287	11,351
Ryerson Holding Corp *	1,520	7,980
Schnitzer Steel Industries Inc ‘A’	4,163	56,367
Schweitzer-Mauduit International Inc	4,127	141,886
Sensient Technologies Corp	2,692	165,020
Stepan Co	1,556	64,745
Stillwater Mining Co *	13,484	139,290
SunCoke Energy Inc	3,056	23,776
TimkenSteel Corp	6,318	63,938
Tredegar Corp	3,103	40,587
Tronox Ltd ‘A’	10,035	43,853
United States Lime & Minerals Inc	275	12,554
Valhi Inc	1,219	2,304
Wausau Paper Corp	566	3,622
Worthington Industries Inc	6,065	160,601

		4,179,286

Telecommunication Services - 0.9%

8x8 Inc *	9,055	74,885
Atlantic Tele-Network Inc	1,708	126,272
Boingo Wireless Inc *	2,501	20,708
Cincinnati Bell Inc *	34,636	108,064
Consolidated Communications Holdings Inc	2,796	53,879
Globalstar Inc *	78,325	122,970
Hawaiian Telcom Holdco Inc *	1,907	39,627
IDT Corp ‘B’	2,194	31,374
inContact Inc *	985	7,397
Inteliquent Inc	3,123	69,737
Intelsat SA *	3,346	21,515

	Shares	Value
Iridium Communications Inc *	13,917	$85,590
Lumos Networks Corp	514	6,250
NTELOS Holdings Corp *	2,836	25,609
ORBCOMM Inc *	9,425	52,592
Pacific DataVision Inc *	647	19,345
Premiere Global Services Inc *	7,736	106,293
Shenandoah Telecommunications Co	528	22,604
Spok Holdings Inc	3,452	56,820
Vonage Holdings Corp *	27,062	159,125
Windstream Holdings Inc	834	5,121

		1,215,777

Utilities - 7.1%

Abengoa Yield PLC	8,053	133,277
ALLETE Inc	7,881	397,912
American States Water Co	5,592	231,509
Artesian Resources Corp ‘A’	1,214	29,306
Atlantic Power Corp	19,258	35,820
Avista Corp	10,078	335,093
Black Hills Corp	7,280	300,955
California Water Service Group	7,835	173,310
Chesapeake Utilities Corp	2,486	131,957
Cleco Corp	9,697	516,268
Connecticut Water Service Inc	1,776	64,860
Consolidated Water Co Ltd (Cayman)	2,418	28,049
Dynegy Inc *	20,791	429,750
El Paso Electric Co	6,566	241,760
Genie Energy Ltd ‘B’ *	1,380	11,357
IDACORP Inc	8,081	522,922
MGE Energy Inc	5,627	231,776
Middlesex Water Co	2,526	60,220
New Jersey Resources Corp	13,762	413,273
Northwest Natural Gas Co	4,426	202,888
NorthWestern Corp	7,569	407,439
NRG Yield Inc ‘A’	5,472	61,013
NRG Yield Inc ‘C’	10,376	120,465
ONE Gas Inc	8,464	383,673
Ormat Technologies Inc	3,561	121,181
Otter Tail Corp	6,155	160,399
Pattern Energy Group Inc	9,154	174,750
Piedmont Natural Gas Co Inc	12,634	506,244
PNM Resources Inc	12,860	360,723
Portland General Electric Co	14,264	527,340
SJW Corp	2,498	76,814
South Jersey Industries Inc	11,099	280,250
Southwest Gas Corp	7,512	438,100
Spark Energy Inc ‘A’	127	2,102
Talen Energy Corp *	13,641	137,774
TerraForm Global Inc ‘A’ *	5,543	36,916
The Empire District Electric Co	7,185	158,286
The Laclede Group Inc	6,950	378,983
The York Water Co	1,847	38,824
UIL Holdings Corp	9,103	457,608
Unitil Corp	2,207	81,394
Vivint Solar Inc *	1,186	12,429
WGL Holdings Inc	7,966	459,399

		9,874,368

Total Common Stocks (Cost $140,635,374)		133,149,508

EXCHANGE-TRADED FUND - 0.4%

iShares Russell 2000 Value	6,040	544,204

Total Exchange-Traded Fund (Cost $559,685)		544,204

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $3,971,197; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $4,052,813)	$3,971,197	$3,971,197

Total Short-Term Investment (Cost $3,971,197)		3,971,197

TOTAL INVESTMENTS - 99.6% (Cost $145,166,256)		137,679,154

OTHER ASSETS & LIABILITIES, NET - 0.4%		487,736

NET ASSETS - 100.0%		$138,166,890

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $18,677 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Open futures contracts outstanding as of September 30, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (12/15)	37	($157,440)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$14,245	$-	$-	$14,245
	Common Stocks
	Consumer Discretionary	14,116,006	14,116,006	-	-
	Consumer Staples	4,324,392	4,324,392	-	-
	Energy	6,154,745	6,154,745	-	-
	Financials	58,295,068	58,295,068	-	-
	Health Care	5,770,972	5,770,972	-	-
	Industrials	15,628,038	15,628,038	-	-
	Information Technology	13,590,856	13,586,424	-	4,432
	Materials	4,179,286	4,179,286	-	-
	Telecommunication Services	1,215,777	1,215,777	-	-
	Utilities	9,874,368	9,874,368	-	-

		133,149,508	133,145,076	-	4,432

	Exchange-Traded Fund	544,204	544,204	-	-
	Short-Term Investment	3,971,197	-	3,971,197	-

	Total Assets	137,679,154	133,689,280	3,971,197	18,677

Liabilities	Derivatives:
	Equity Contracts
	Futures	(157,440)	(157,440)	-	-

	Total Liabilities	(157,440)	(157,440)	-	-

	Total	$137,521,714	$133,531,840	$3,971,197	$18,677

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

Fosun International Ltd Exp 10/19/15 *	1,792	$-

South Korea - 0.0%

Mirae Asset Securities Co Ltd Exp 11/05/15 *	617	2,654

Total Rights (Cost $4,447)		2,654

PREFERRED STOCKS - 2.3%

Brazil - 2.0%

AES Tiete SA	2,800	9,937
Banco Bradesco SA	68,650	370,913
Braskem SA ADR	5,100	42,993
Cia Brasileira de Distribuicao	6,144	77,968
Cia Brasileira de Distribuicao ADR	874	10,960
Cia Energetica de Minas Gerais	29,861	52,649
Gerdau SA	21,761	30,025
Gerdau SA ADR	16,019	21,946
Itau Unibanco Holding SA	96,301	643,950
Itau Unibanco Holding SA ADR	13,761	91,098
Lojas Americanas SA	32,528	132,918
Petroleo Brasileiro SA *	77,782	142,046
Petroleo Brasileiro SA ADR *	24,452	89,984
Suzano Papel e Celulose SA ‘A’	17,993	87,548
Telefonica Brasil SA	9,000	83,246
Ultrapar Participacoes SA ADR	2,899	48,471
Usinas Siderurgicas de Minas Gerais SA ‘A’	12,805	10,820
Vale SA	59,800	200,917

		2,148,389

Chile - 0.0%

Embotelladora Andina SA ‘B’	4,987	17,260
Sociedad Quimica y Minera de Chile SA ‘B’	1,005	14,530

		31,790

Colombia - 0.3%

Banco Davivienda SA	6,297	48,903
Bancolombia SA ADR	3,521	113,376
Grupo Aval Acciones y Valores SA	108,725	41,373
Grupo de Inversiones Suramericana SA	4,723	54,147

		257,799

Total Preferred Stocks (Cost $5,420,084)		2,437,978

COMMON STOCKS - 96.9%

Brazil - 4.9%

AES Tiete SA	1,400	4,969
Ambev SA	132,040	646,795
Ambev SA ADR	57,004	279,320
Banco Bradesco SA	21,644	128,952
Banco do Brasil SA	45,699	175,211
Banco Santander Brasil SA	21,600	68,704
BB Seguridade Participacoes SA	25,409	159,011
BM&FBovespa SA	101,214	282,873
BRF SA	19,786	352,300
BRF SA ADR	4,948	88,025
CCR SA	28,772	88,323
CETIP SA - Mercados Organizados	7,800	64,729
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,126	39,289

	Shares	Value
Cia Energetica de Minas Gerais	5,100	$8,838
Cia Siderurgica Nacional SA	30,107	29,769
Cia Siderurgica Nacional SA ADR	8,700	8,337
Cielo SA	37,552	347,246
Cosan SA Industria e Comercio	3,876	19,681
CPFL Energia SA	5,366	20,127
CPFL Energia SA ADR	1,874	14,055
Embraer SA ADR	6,260	160,131
Fibria Celulose SA	5,500	74,637
Fibria Celulose SA ADR	8,890	120,548
Gerdau SA	1,800	2,007
Hypermarcas SA *	15,156	58,414
Itau Unibanco Holding SA	10,315	63,797
JBS SA	40,672	172,352
Klabin SA	34,682	191,409
Kroton Educacional SA	49,400	96,071
Localiza Rent a Car SA	9,935	61,246
Lojas Americanas SA	5,203	15,473
Lojas Renner SA	43,595	202,333
Natura Cosmeticos SA	8,421	41,420
Odontoprev SA	7,400	17,826
Oi SA ADR *	116	79
Petroleo Brasileiro SA *	69,150	148,957
Petroleo Brasileiro SA ADR *	13,494	58,699
Porto Seguro SA	5,600	42,517
Qualicorp SA	7,800	29,197
Raia Drogasil SA	10,700	105,529
Rumo Logistica Operadora Multimodal SA *	4,290	6,503
Souza Cruz SA	14,000	94,640
Telefonica Brasil SA ADR	2,089	19,073
Tim Participacoes SA	33,100	62,702
TOTVS SA	5,028	38,225
Tractebel Energia SA	10,400	88,562
Ultrapar Participacoes SA	13,647	229,946
Vale SA	28,400	118,772
Vale SA ADR	8,537	35,855
WEG SA	13,640	53,156

		5,236,630

Chile - 1.4%

AES Gener SA	91,534	42,812
Aguas Andinas SA ‘A’	94,304	49,056
Banco de Chile	339,317	35,368
Banco de Chile ADR	1,283	80,572
Banco de Credito e Inversiones	1,571	63,767
Banco Santander Chile ADR	4,061	73,991
Cencosud SA	50,363	98,073
Cia Cervecerias Unidas SA ADR	2,000	44,300
Colbun SA	248,868	64,130
Corpbanca SA	8,315,556	73,247
E.CL SA	6,662	9,262
Empresa Nacional de Electricidad SA ADR	3,241	115,088
Empresa Nacional de Telecomunicaciones SA	7,009	66,177
Empresas CMPC SA	59,371	152,804
Empresas COPEC SA	9,686	87,888
Enersis SA ADR	15,621	197,450
Inversiones Aguas Metropolitanas SA	15,078	20,837
Latam Airlines Group SA *	1,644	7,893
Latam Airlines Group SA ADR *	10,513	51,303
Parque Arauco SA	747	1,282
SACI Falabella	23,974	148,556
Sigdo Koppers SA	8,610	10,144
Sociedad Quimica y Minera de Chile SA ADR	1,300	18,902
SONDA SA	17,471	26,150

		1,539,052

China - 14.1%

AAC Technologies Holdings Inc	18,000	112,592
Agricultural Bank of China Ltd ‘H’	463,000	175,972
Air China Ltd ‘H’	26,000	20,716

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Alibaba Health Information Technology Ltd *	32,000	$20,618
Aluminum Corp of China Ltd *	80,000	24,943
Aluminum Corp of China Ltd ADR *	2,300	17,848
Angang Steel Co Ltd ‘H’	26,000	10,525
Anhui Conch Cement Co Ltd ‘H’	19,000	56,258
ANTA Sports Products Ltd	21,000	54,679
AviChina Industry & Technology Co Ltd ‘H’	60,000	44,675
Bank of China Ltd ‘H’	977,400	423,057
Bank of Communications Co Ltd ‘H’	132,925	92,514
BBMG Corp ‘H’	36,500	25,266
Beijing Capital International Airport Co Ltd ‘H’	48,000	44,816
Beijing Enterprises Holdings Ltd	9,500	57,325
Beijing Enterprises Water Group Ltd *	32,000	22,498
Belle International Holdings Ltd	109,000	95,193
Brilliance China Automotive Holdings Ltd	46,000	54,778
Byd Co Ltd ‘H’ *	8,500	45,209
China CITIC Bank Corp Ltd ‘H’ *	111,000	64,682
China Coal Energy Co Ltd ‘H’	58,000	23,597
China Communications Construction Co Ltd ‘H’	60,000	74,503
China Construction Bank Corp ‘H’	1,334,340	893,804
China Eastern Airlines Corp Ltd ‘H’ *	6,000	3,584
China Everbright Bank Co Ltd ‘H’	127,000	55,436
China Everbright International Ltd	63,000	88,807
China Galaxy Securities Co Ltd ‘H’	36,500	25,881
China Hongqiao Group Ltd	61,500	28,955
China Huishan Dairy Holdings Co Ltd	164,000	59,282
China International Marine Containers Group Co Ltd ‘H’	10,400	18,373
China Life Insurance Co Ltd ‘H’	104,000	363,022
China Longyuan Power Group Corp Ltd ‘H’	83,000	89,712
China Machinery Engineering Corp ‘H’	22,000	19,061
China Medical System Holdings Ltd	15,000	17,313
China Mengniu Dairy Co Ltd	20,000	70,619
China Merchants Bank Co Ltd ‘H’	78,300	190,783
China Merchants Holdings International Co Ltd	18,528	54,847
China Minsheng Banking Corp Ltd ‘H’	136,500	126,359
China Mobile Ltd	29,000	346,118
China Mobile Ltd ADR	18,350	1,091,825
China Molybdenum Co Ltd ‘H’	30,000	14,687
China National Building Material Co Ltd ‘H’	172,000	99,797
China Oilfield Services Ltd ‘H’	36,000	36,301
China Overseas Land & Investment Ltd	116,000	354,007
China Pacific Insurance Group Co Ltd ‘H’	42,200	156,290
China Petroleum & Chemical Corp ‘H’	458,400	281,922
China Power International Development Ltd	100,000	65,543
China Railway Construction Corp Ltd ‘H’	21,000	31,190
China Railway Group Ltd ‘H’	41,000	37,607
China Resources Enterprise Ltd	16,000	29,802
China Resources Gas Group Ltd	10,000	25,975
China Resources Land Ltd	52,444	124,015
China Resources Power Holdings Co Ltd	36,000	82,712
China Shenhua Energy Co Ltd ‘H’	65,500	100,760
China Shipping Development Co Ltd ‘H’	42,000	30,457
China Southern Airlines Co Ltd ‘H’	90,000	66,159
China State Construction International Holdings Ltd	22,000	31,545
China Taiping Insurance Holdings Co Ltd *	25,634	80,279
China Telecom Corp Ltd ‘H’	100,000	48,454
China Telecom Corp Ltd ADR	1,644	79,833
China Unicom Hong Kong Ltd	352,000	447,406
China Unicom Hong Kong Ltd ADR	11,625	148,451
China Vanke Co Ltd ‘H’	53,200	114,212
Chongqing Rural Commercial Bank Co Ltd ‘H’	67,000	38,105
CITIC Ltd	205,000	375,189
CITIC Securities Co Ltd ‘H’	38,500	69,247
CNOOC Ltd	36,000	37,217

	Shares	Value
CNOOC Ltd ADR	3,621	$373,253
COSCO Pacific Ltd +	51,511	67,795
Country Garden Holdings Co Ltd	203,580	73,826
CRRC Corp Ltd ‘H’ *	40,000	51,239
CSPC Pharmaceutical Group Ltd	44,000	38,820
Datang International Power Generation Co Ltd ‘H’	64,000	24,376
Dongfang Electric Corp Ltd ‘H’	16,400	16,926
Dongfeng Motor Group Co Ltd ‘H’	62,000	77,691
ENN Energy Holdings Ltd	22,000	106,151
Evergrande Real Estate Group Ltd	269,000	153,727
Fosun International Ltd	16,000	27,676
Geely Automobile Holdings Ltd	145,000	69,917
Great Wall Motor Co Ltd ‘H’	64,500	72,407
Guangdong Investment Ltd	62,000	92,757
Guangshen Railway Co Ltd ‘H’	24,000	9,563
Guangzhou Automobile Group Co Ltd ‘H’	42,000	34,269
Guangzhou R&F Properties Co Ltd ‘H’	40,000	36,533
Haitong Securities Co Ltd ‘H’	98,800	143,087
Hengan International Group Co Ltd	14,000	136,672
Huadian Power International Corp Ltd ‘H’	64,000	50,266
Huaneng Power International Inc ‘H’	50,000	54,253
Huaneng Renewables Corp Ltd ‘H’	44,000	16,339
Huishang Bank Corp Ltd ‘H’	40,000	17,458
Industrial & Commercial Bank of China Ltd ‘H’	1,678,045	972,861
Jiangsu Expressway Co Ltd ‘H’	46,000	58,977
Jiangxi Copper Co Ltd ‘H’	44,000	53,735
Kunlun Energy Co Ltd	158,000	113,493
Lenovo Group Ltd	196,000	166,423
Longfor Properties Co Ltd	53,500	67,756
Maanshan Iron & Steel Co Ltd ‘H’ *	112,000	24,374
Metallurgical Corp of China Ltd ‘H’ +	69,000	25,463
New China Life Insurance Co Ltd ‘H’	6,600	28,501
PetroChina Co Ltd ‘H’	396,000	275,904
PICC Property & Casualty Co Ltd ‘H’	70,894	139,013
Ping An Insurance Group Co of China Ltd ‘H’	119,000	593,168
Shanghai Electric Group Co Ltd ‘H’	46,000	25,367
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	12,569
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	13,800	29,040
Shenzhou International Group Holdings Ltd	6,000	31,012
Sihuan Pharmaceutical Holdings Group Ltd +	72,000	30,727
Sino-Ocean Land Holdings Ltd	144,036	79,221
Sinopec Oilfield Service Corp ‘H’ *	50,000	16,242
Sinopec Shanghai Petrochemical Co Ltd ‘H’ *	56,000	21,776
Sinopharm Group Co Ltd ‘H’	42,400	149,142
SOHO China Ltd	38,000	14,805
Tencent Holdings Ltd	106,200	1,786,128
The People’s Insurance Co Group of China Ltd ‘H’	206,000	100,942
Tingyi Cayman Islands Holding Corp	38,000	60,930
TravelSky Technology Ltd ‘H’	17,000	21,575
Tsingtao Brewery Co Ltd ‘H’	6,000	26,385
Want Want China Holdings Ltd	131,000	108,154
Weichai Power Co Ltd ‘H’	14,400	13,504
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	16,200	28,202
Yanzhou Coal Mining Co Ltd ‘H’	56,000	24,855
Zhejiang Expressway Co Ltd ‘H’	50,000	54,620
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	59,494
Zijin Mining Group Co Ltd ‘H’	112,000	29,558
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	13,924

		15,116,048

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Colombia - 0.5%

Almacenes Exito SA	8,809	$37,829
Banco de Bogota SA	1,231	23,521
Bancolombia SA	6,685	51,353
Cementos Argos SA (BOG)	14,128	43,192
Cemex Latam Holdings SA *	2,662	10,604
Ecopetrol SA	69,336	29,865
Ecopetrol SA ADR	6,782	58,325
Empresa de Energia de Bogota SA ESP	74,085	41,748
Grupo Argos SA	7,791	45,164
Grupo de Inversiones Suramericana SA	5,580	64,839
Grupo Nutresa SA	3,828	25,761
Interconexion Electrica SA ESP	22,633	52,408
Isagen SA ESP	6,820	6,361

		490,970

Cyprus - 0.0%

Globaltrans Investment PLC GDR * ~	371	1,494

Czech Republic - 0.2%

CEZ AS	6,513	135,609
Komercni banka AS	227	49,242
Unipetrol AS *	1,776	11,355

		196,206

Egypt - 0.2%

Commercial International Bank Egypt SAE GDR	30,268	185,765
Global Telecom Holding SAE GDR *	16,470	18,968

		204,733

Greece - 0.3%

Alpha Bank AE *	68,563	8,266
FF Group *	1,448	29,494
Hellenic Petroleum SA	3,272	19,615
Hellenic Telecommunications Organization SA	8,164	71,347
JUMBO SA	3,234	28,439
Motor Oil Hellas Corinth Refineries SA *	181	2,192
Mytilineos Holdings SA *	3,748	19,522
National Bank of Greece SA *	63,492	27,412
OPAP SA	9,355	84,707
Piraeus Bank SA *	63,542	5,591
Public Power Corp SA	4,036	21,131
Titan Cement Co SA	1,910	43,188

		360,904

Hong Kong - 0.6%

Alibaba Pictures Group Ltd *	180,000	40,340
China Gas Holdings Ltd	48,000	66,448
China Resources Cement Holdings Ltd	50,000	22,895
GCL-Poly Energy Holdings Ltd *	286,000	55,482
Goldin Properties Holdings Ltd *	14,000	12,712
Haier Electronics Group Co Ltd	29,000	48,593
Hanergy Thin Film Power Group Ltd * +	122,000	16,529
New World China Land Ltd	76,000	45,367
Shimao Property Holdings Ltd	92,426	140,015
Sino Biopharmaceutical Ltd	76,000	94,619
Sun Art Retail Group Ltd	99,500	76,706

		619,706

Hungary - 0.3%

Magyar Telekom Telecommunications PLC *	5,328	7,416
MOL Hungarian Oil & Gas PLC	3,185	138,977
OTP Bank PLC	6,455	124,547
Richter Gedeon Nyrt	4,977	79,147

		350,087

	Shares	Value
India - 12.8%

ABB India Ltd	264	$4,276
ACC Ltd	2,300	47,283
Adani Enterprises Ltd	9,742	12,041
Adani Ports & Special Economic Zone Ltd	28,247	129,155
Adani Power Ltd *	28,871	10,909
Adani Transmissions Ltd *	9,742	3,985
Aditya Birla Nuvo Ltd	3,615	118,424
Amara Raja Batteries Ltd	2,057	32,390
Ambuja Cements Ltd	20,642	64,873
Apollo Hospitals Enterprise Ltd	3,800	83,674
Ashok Leyland Ltd	56,797	80,145
Asian Paints Ltd	15,248	195,969
Aurobindo Pharma Ltd	9,376	110,185
Axis Bank Ltd	32,643	247,373
Bajaj Auto Ltd	4,412	155,749
Bajaj Finance Ltd	1,008	79,021
Bajaj Finserv Ltd	2,915	76,967
Bajaj Holdings & Investment Ltd	1,540	36,982
Bank of Baroda	23,285	65,392
Bharat Forge Ltd	6,522	90,438
Bharat Heavy Electricals Ltd	34,275	107,700
Bharat Petroleum Corp Ltd	5,627	73,076
Bharti Airtel Ltd	23,723	122,427
Bosch Ltd	174	51,585
Britannia Industries Ltd	431	20,276
Cadila Healthcare Ltd	1,844	58,807
Cairn India Ltd	17,997	42,200
Canara Bank	3,000	12,851
Cipla Ltd	14,351	139,397
Colgate-Palmolive India Ltd	2,824	41,464
Container Corp of India Ltd	2,784	63,094
CRISIL Ltd	512	14,313
Cummins India Ltd	2,832	47,363
Dabur India Ltd	18,862	79,706
Divi’s Laboratories Ltd	2,452	41,694
Divi’s Laboratories Ltd (NSE) *	2,452	41,694
DLF Ltd	33,548	70,679
Dr Reddy’s Laboratories Ltd	2,470	156,724
Dr Reddy’s Laboratories Ltd ADR	2,800	178,948
Eicher Motors Ltd	469	127,413
Emami Ltd	2,555	44,957
GAIL India Ltd	17,657	81,493
GAIL India Ltd GDR ~	280	7,667
GlaxoSmithKline Consumer Healthcare Ltd	576	53,108
GlaxoSmithKline Pharmaceuticals Ltd	313	16,024
Glenmark Pharmaceuticals Ltd	6,946	111,449
Godrej Consumer Products Ltd	5,182	96,518
Havells India Ltd	13,558	52,243
HCL Technologies Ltd	24,132	361,874
HDFC Bank Ltd	34,344	560,385
Hero MotoCorp Ltd	4,131	150,970
Hindalco Industries Ltd	42,940	46,507
Hindustan Petroleum Corp Ltd	6,486	76,621
Hindustan Unilever Ltd	32,504	404,050
ICICI Bank Ltd	85,190	352,369
ICICI Bank Ltd ADR	4,159	34,852
IDBI Bank Ltd	13,230	15,934
Idea Cellular Ltd	89,649	204,627
IDFC Ltd	16,783	36,168
Indiabulls Housing Finance Ltd	15,257	186,515
Indian Oil Corp Ltd	15,162	93,058
IndusInd Bank Ltd	3,595	51,766
Infosys Ltd	55,026	980,797
Infosys Ltd ADR	13,064	249,392
ITC Ltd	91,781	462,147
Jaiprakash Associates Ltd *	22,033	3,811
Jindal Steel & Power Ltd *	5,356	4,970
JSW Energy Ltd	26,629	38,406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
JSW Steel Ltd	6,377	$86,675
Kotak Mahindra Bank Ltd	8,850	87,578
Larsen & Toubro Ltd	8,910	199,600
LIC Housing Finance Ltd	14,056	101,131
Lupin Ltd	9,856	305,856
Mahindra & Mahindra Financial Services Ltd	540	1,974
Mahindra & Mahindra Ltd	20,299	391,694
Marico Ltd	6,095	37,619
Maruti Suzuki India Ltd	2,179	155,950
Motherson Sumi Systems Ltd	12,866	45,462
MRF Ltd	89	57,126
Nestle India Ltd	1,075	104,390
NHPC Ltd	64,839	16,328
NTPC Ltd	39,519	74,686
Oil & Natural Gas Corp Ltd	24,562	86,019
Oil India Ltd	4,590	29,685
Oracle Financial Services Software Ltd	841	50,640
Page Industries Ltd	208	42,149
Pidilite Industries Ltd	3,936	34,234
Power Finance Corp Ltd	11,486	40,387
Power Grid Corp of India Ltd	22,814	46,080
Procter & Gamble Hygiene & Health Care Ltd *	285	27,168
Reliance Communications Ltd *	47,023	48,767
Reliance Industries Ltd	41,958	552,534
Reliance Industries Ltd GDR (LI) ~	780	20,326
Reliance Power Ltd *	15,483	10,178
Rural Electrification Corp Ltd	18,773	78,631
Shree Cement Ltd *	304	54,367
Shriram Transport Finance Co Ltd	3,395	47,947
Siemens Ltd	2,826	57,260
State Bank of India	53,910	195,595
Sun Pharmaceutical Industries Ltd *	28,933	383,797
Sun TV Network Ltd	1,909	10,463
Tata Consultancy Services Ltd	21,054	831,063
Tata Global Beverages Ltd	2,671	5,227
Tata Motors Ltd *	38,680	176,541
Tata Motors Ltd ADR *	3,376	75,960
Tata Power Co Ltd	60,630	60,117
Tata Steel Ltd	10,565	34,361
Tech Mahindra Ltd	23,542	200,398
Titan Co Ltd	5,607	27,198
Torrent Pharmaceuticals Ltd	923	21,177
UltraTech Cement Ltd	811	33,098
United Breweries Ltd	2,860	38,510
United Spirits Ltd *	1,444	68,294
UPL Ltd	17,138	120,053
Vedanta Ltd	71,582	91,714
Vedanta Ltd ADR	5,064	26,232
Wipro Ltd	19,000	173,410
Wockhardt Ltd	2,044	47,751
Yes Bank Ltd	11,049	123,350
Zee Entertainment Enterprises Ltd	27,851	167,006

		13,719,076

Indonesia - 2.6%

P.T. Adaro Energy Tbk	1,092,100	40,077
P.T. AKR Corporindo Tbk	36,600	14,666
P.T. Alam Sutera Realty Tbk	344,500	7,462
P.T. Astra Agro Lestari Tbk	26,500	32,969
P.T. Astra International Tbk	506,800	181,509
P.T. Bank Central Asia Tbk	382,100	320,830
P.T. Bank Danamon Indonesia Tbk	99,000	19,609
P.T. Bank Mandiri Persero Tbk	280,529	152,207
P.T. Bank Negara Indonesia Persero Tbk	414,600	117,447
P.T. Bank Pan Indonesia Tbk *	206,200	12,505
P.T. Bank Rakyat Indonesia Persero Tbk	403,400	239,615
P.T. Bank Tabungan Pensiunan Nasional Tbk *	16,500	3,282
P.T. Bumi Serpong Damai Tbk	255,000	24,628

	Shares	Value
P.T. Charoen Pokphand Indonesia Tbk	189,100	$25,994
P.T. Ciputra Development Tbk	247,056	13,825
P.T. Global Mediacom Tbk	344,000	22,253
P.T. Gudang Garam Tbk	25,900	74,295
P.T. Indo Tambangraya Megah Tbk	28,700	19,423
P.T. Indocement Tunggal Prakarsa Tbk	38,800	43,825
P.T. Indofood CBP Sukses Makmur Tbk	9,300	7,905
P.T. Indofood Sukses Makmur Tbk	362,600	137,337
P.T. Jasa Marga Persero Tbk	97,200	32,116
P.T. Kalbe Farma Tbk	831,800	78,369
P.T. Lippo Karawaci Tbk	1,321,700	102,101
P.T. Matahari Putra Prima Tbk	129,300	17,020
P.T. Mayora Indah Tbk	7,583	13,776
P.T. Media Nusantara Citra Tbk	280,100	31,501
P.T. MNC Investama Tbk	545,500	7,420
P.T. Pakuwon Jati Tbk	1,580,200	35,950
P.T. Perusahaan Gas Negara Persero Tbk	400,600	69,615
P.T. Perusahaan Perkebunan London Sumatra Indonesia Tbk	110,700	10,507
P.T. Semen Indonesia Persero Tbk	183,500	113,905
P.T. Summarecon Agung Tbk	292,900	22,513
P.T. Surya Citra Media Tbk	211,400	39,776
P.T. Tambang Batubara Bukit Asam Persero Tbk	71,600	27,584
P.T. Telekomunikasi Indonesia Persero Tbk	572,300	102,830
P.T. Telekomunikasi Indonesia Persero Tbk ADR	5,480	195,362
P.T. Tower Bersama Infrastructure Tbk *	63,000	28,228
P.T. Trada Maritime Tbk *	392,600	1,340
P.T. Unilever Indonesia Tbk	65,200	169,229
P.T. United Tractors Tbk	146,396	175,507
P.T. Vale Indonesia Tbk	75,500	11,356
P.T. Waskita Karya Persero Tbk	106,000	11,258
P.T. XL Axiata Tbk *	190,400	34,036

		2,842,962

Malaysia - 4.1%

Aeon Co M Bhd	28,400	17,459
AFFIN Holdings Bhd	19,100	10,172
AirAsia Bhd	76,100	22,238
Alliance Financial Group Bhd	47,300	36,092
AMMB Holdings Bhd	120,700	125,503
Astro Malaysia Holdings Bhd	60,500	38,850
Axiata Group Bhd	96,310	127,109
Batu Kawan Bhd	4,200	16,032
Berjaya Sports Toto Bhd	43,488	30,489
BIMB Holdings Bhd	32,700	29,876
Boustead Holdings Bhd	3,300	2,971
British American Tobacco Malaysia Bhd	3,400	46,728
Bumi Armada Bhd *	114,550	24,183
Bursa Malaysia Bhd	6,300	11,554
Cahya Mata Sarawak Bhd	15,700	18,407
Carlsberg Brewery Malaysia Bhd ‘B’	9,600	26,125
CIMB Group Holdings Bhd	161,206	163,977
Dialog Group Bhd	82,252	30,024
DiGi.Com Bhd	138,700	175,139
DRB-Hicom Bhd	76,400	23,135
Gamuda Bhd	52,800	52,796
Genting Bhd	126,000	208,655
Genting Malaysia Bhd	92,200	87,149
Genting Plantations Bhd	8,800	19,813
Guinness Anchor Bhd	2,300	7,206
HAP Seng Consolidated Bhd	26,700	33,744
Hartalega Holdings Bhd	44,800	49,547
Hong Leong Bank Bhd	29,200	87,241
Hong Leong Financial Group Bhd	20,400	65,054
IHH Healthcare Bhd	66,200	89,943
IJM Corp Bhd	115,600	84,803
IOI Corp Bhd	127,546	118,592
IOI Properties Group Bhd	43,425	19,572
Kuala Lumpur Kepong Bhd	19,600	97,095

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Lafarge Malaysia Bhd	16,800	$34,421
Malayan Banking Bhd	137,673	268,742
Malaysia Airports Holdings Bhd	50,000	59,772
Maxis Bhd	60,400	90,102
MISC Bhd	53,260	106,643
MMC Corp Bhd	75,100	36,480
Parkson Holdings Bhd *	22,509	6,211
Petronas Chemicals Group Bhd	86,100	120,434
Petronas Dagangan Bhd	10,900	54,174
Petronas Gas Bhd	21,000	105,137
PPB Group Bhd	22,000	77,337
Press Metal Bhd	28,400	13,354
Public Bank Bhd	105,270	420,077
QL Resources Bhd	28,600	26,100
RHB Capital Bhd	26,681	36,125
SapuraKencana Petroleum Bhd	273,200	117,801
Sime Darby Bhd	99,409	176,197
SP Setia Bhd Group	13,900	9,975
Sunway Bhd	31,700	22,720
Sunway Construction Group Bhd *	3,170	846
Telekom Malaysia Bhd	30,692	46,743
Tenaga Nasional Bhd	100,400	275,050
UEM Sunrise Bhd	41,900	11,741
UMW Holdings Bhd	44,400	76,026
United Plantations Bhd	5,000	30,735
Westports Holdings Bhd	60,500	58,532
YTL Corp Bhd	377,708	137,693
YTL Power International Bhd	57,750	21,155

		4,437,596

Mexico - 5.9%

Alfa SAB de CV ‘A’	228,977	446,579
America Movil SAB de CV ‘L’	957,716	794,277
America Movil SAB de CV ‘L’ ADR	5,660	93,673
Arca Continental SAB de CV	18,595	104,696
Cemex SAB de CV *	676,202	471,604
Coca-Cola Femsa SAB de CV	8,400	58,395
Coca-Cola Femsa SAB de CV ADR	1,206	83,672
Controladora Comercial Mexicana SAB de CV	28,445	82,601
El Puerto de Liverpool SAB de CV ‘C1’	5,511	71,567
Fomento Economico Mexicano SAB de CV	26,785	239,680
Fomento Economico Mexicano SAB de CV ADR	2,802	250,078
Gruma SAB de CV ‘B’	9,749	135,408
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,261	109,505
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	60,396
Grupo Aeroportuario del Sureste SAB de CV ADR	626	95,321
Grupo Bimbo SAB de CV ‘A’ *	38,251	96,867
Grupo Carso SAB de CV	19,967	89,483
Grupo Elektra SAB De CV	1,479	25,409
Grupo Financiero Banorte SAB de CV ‘O’	126,221	618,229
Grupo Financiero Inbursa SAB de CV ‘O’	93,065	192,352
Grupo Financiero Santander Mexico SAB de CV ‘B’	86,691	128,409
Grupo Mexico SAB de CV ‘B’	164,821	398,966
Grupo Sanborns SAB de CV	6,971	11,167
Grupo Televisa SAB	82,424	430,041
Grupo Televisa SAB ADR	4,494	116,934
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV *	20,585	40,269
Industrias Penoles SAB de CV	5,267	71,794
Infraestructura Energetica Nova SAB de CV	15,277	62,392
Kimberly-Clark de Mexico SAB de CV ‘A’	71,000	160,565
Megacable Holdings SAB de CV	17,211	62,603
Mexichem SAB de CV	51,315	126,004
Minera Frisco SAB de CV ‘A1’ *	9,900	5,183

	Shares	Value
OHL Mexico SAB de CV *	19,300	$24,877
Organizacion Soriana SAB de CV ‘B’ *	24,633	52,603
Promotora y Operadora de Infraestructura SAB de CV *	10,100	111,128
Wal-Mart de Mexico SAB de CV	174,100	427,503

		6,350,230

Netherlands - 0.1%

VimpelCom Ltd ADR	14,932	61,445

Peru - 0.0%

Cia de Minas Buenaventura SAA ADR	2,748	16,378
Grana y Montero SAA ADR	1,724	6,862

		23,240

Philippines - 2.1%

Aboitiz Equity Ventures Inc	61,410	75,513
Aboitiz Power Corp	73,300	67,790
Alliance Global Group Inc	169,300	55,581
Ayala Corp	7,160	117,783
Ayala Land Inc	189,300	138,129
Bank of the Philippine Islands	49,447	85,004
BDO Unibank Inc	77,443	171,689
DMCI Holdings Inc	242,950	66,727
Emperador Inc	61,300	9,182
Energy Development Corp	583,200	68,931
Globe Telecom Inc	1,415	71,401
GT Capital Holdings Inc	5,075	137,787
International Container Terminal Services Inc	36,630	58,944
JG Summit Holdings Inc	51,570	78,383
Jollibee Foods Corp	15,970	65,942
LT Group Inc	131,900	28,530
Manila Electric Co	11,550	73,331
Megaworld Corp	589,000	55,247
Metro Pacific Investments Corp	714,200	76,249
Metropolitan Bank & Trust Co	21,841	38,164
Philippine Long Distance Telephone Co	4,350	203,715
Philippine National Bank *	15,007	15,949
Puregold Price Club Inc	22,000	14,606
Robinsons Land Corp	84,400	51,450
Robinsons Retail Holdings Inc	15,840	24,794
San Miguel Corp	34,960	36,306
Semirara Mining & Power Corp	11,270	32,885
SM Investments Corp	3,528	67,327
SM Prime Holdings Inc	216,500	95,908
Top Frontier Investment Holdings Inc *	1,506	2,350
Universal Robina Corp	28,330	116,606

		2,202,203

Poland - 2.0%

Alior Bank SA *	1,292	26,969
Asseco Poland SA	812	11,549
Bank Handlowy w Warszawie SA	1,418	30,196
Bank Millennium SA *	16,906	26,208
Bank Pekao SA	2,901	117,963
Bank Zachodni WBK SA *	1,950	150,836
CCC SA	520	22,469
Cyfrowy Polsat SA *	8,700	53,527
Enea SA	16,499	58,762
Energa SA	5,420	24,091
Eurocash SA	1,604	18,889
Getin Noble Bank SA *	46,578	10,570
Grupa Azoty SA *	2,356	54,913
Grupa Lotos SA *	5,099	37,514
ING Bank Slaski SA	1,403	44,033
KGHM Polska Miedz SA	11,507	248,840
LPP SA	32	65,922
mBank SA *	565	51,673
Orange Polska SA	30,618	58,651

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
PGE Polska Grupa Energetyczna SA	48,754	$173,329
Polski Koncern Naftowy Orlen SA	14,070	245,527
Polskie Gornictwo Naftowe i Gazownictwo SA	65,767	112,993
Powszechna Kasa Oszczednosci Bank Polski SA *	25,204	195,576
Powszechny Zaklad Ubezpieczen SA	1,798	184,661
Synthos SA	25,885	25,795
Tauron Polska Energia SA	58,157	50,267

		2,101,723

Russia - 1.8%

Eurasia Drilling Co Ltd GDR ~	2,982	27,378
Gazprom PAO ADR	92,506	373,389
Lukoil PJSC ADR	7,653	260,456
Magnitogorsk Iron & Steel Works OJSC GDR ~	7,310	29,525
Mail.Ru Group Ltd GDR * ~	1,186	20,677
MegaFon PJSC GDR ~	1,742	21,188
MMC Norilsk Nickel PJSC ADR	9,589	137,797
NOVATEK OAO GDR (LI) ~	1,549	143,672
Novolipetsk Steel OJSC GDR ~	2,810	32,200
PhosAgro OAO GDR ~	1,806	24,939
Rosneft OAO GDR ~	24,830	91,889
Rostelecom PJSC ADR	5,299	42,101
RusHydro PJSC ADR	35,932	33,859
Sberbank of Russia ADR	78,473	388,321
Severstal PAO GDR ~	3,498	37,122
Tatneft PAO ADR	5,168	144,907
VTB Bank PJSC GDR (LI) ~	25,081	50,726
X5 Retail Group NV GDR * ~	2,440	42,595

		1,902,741

South Africa - 8.2%

African Rainbow Minerals Ltd	4,312	16,188
Anglo American Platinum Ltd *	3,938	65,156
AngloGold Ashanti Ltd *	2,970	23,871
AngloGold Ashanti Ltd ADR *	34,107	279,336
Aspen Pharmacare Holdings Ltd *	12,638	268,735
Barclays Africa Group Ltd	20,728	255,095
Barloworld Ltd	1,621	8,838
Capitec Bank Holdings Ltd	2,056	74,402
Coronation Fund Managers Ltd	7,445	35,164
Discovery Ltd	13,863	138,025
Distell Group Ltd	1,105	13,885
Exxaro Resources Ltd	5,603	21,274
FirstRand Ltd	132,369	470,540
Gold Fields Ltd ADR	52,948	140,842
Impala Platinum Holdings Ltd *	23,038	63,904
Imperial Holdings Ltd	14,853	181,971
Investec Ltd	13,237	101,255
Kumba Iron Ore Ltd	1,852	10,534
Liberty Holdings Ltd	12,024	109,692
Life Healthcare Group Holdings Ltd	53,836	138,553
Massmart Holdings Ltd	4,391	34,368
Mediclinic International Ltd	17,401	138,905
MMI Holdings Ltd	66,033	113,574
Mondi Ltd	6,082	127,649
Mr Price Group Ltd	9,444	131,812
MTN Group Ltd	63,416	816,428
Naspers Ltd ‘N’	9,288	1,165,396
Nedbank Group Ltd	13,784	218,791
Netcare Ltd	52,961	139,058
Pick n Pay Stores Ltd	2,526	12,096
Pioneer Foods Ltd	5,812	82,278
PSG Group Ltd	2,493	40,051
Sanlam Ltd	68,090	294,686
Sasol Ltd	714	20,045
Sasol Ltd ADR	20,894	581,271
Shoprite Holdings Ltd	21,603	245,366

	Shares	Value
Standard Bank Group Ltd	35,626	$347,894
Steinhoff International Holdings Ltd	80,263	493,228
Telkom SA SOC Ltd	17,921	86,142
The Bidvest Group Ltd	16,478	388,648
The Foschini Group Ltd	13,560	137,418
The SPAR Group Ltd	6,696	89,499
Tiger Brands Ltd	6,736	148,503
Truworths International Ltd	21,967	135,054
Vodacom Group Ltd	13,838	137,533
Woolworths Holdings Ltd	36,527	255,667

		8,798,620

South Korea - 15.2%

Amorepacific Corp	975	318,226
AMOREPACIFIC Group	700	96,836
BNK Financial Group Inc	10,819	125,545
Celltrion Inc *	1,507	87,012
Cheil Worldwide Inc *	2,070	31,970
CJ CGV Co Ltd	571	50,834
CJ CheilJedang Corp	298	96,085
CJ Corp	504	111,943
CJ E&M Corp *	784	60,727
CJ Korea Express Co Ltd *	193	32,391
Cosmax Inc	174	31,672
Coway Co Ltd	1,727	122,386
Daelim Industrial Co Ltd	1,182	67,374
Daesang Corp	153	4,000
Daewoo Engineering & Construction Co Ltd *	1,660	8,983
Daewoo International Corp	1,152	20,275
Daewoo Securities Co Ltd	5,401	53,569
Daewoo Shipbuilding & Marine Engineering Co Ltd	4,000	21,247
Daum Kakao Corp	452	48,287
DGB Financial Group Inc	9,901	88,044
Dongbu Insurance Co Ltd	2,533	131,036
Doosan Corp	684	64,173
Doosan Heavy Industries & Construction Co Ltd	2,955	53,032
Doosan Infracore Co Ltd *	4,940	27,527
E-Mart Co Ltd	417	81,201
Grand Korea Leisure Co Ltd	688	19,359
Green Cross Corp	79	12,541
GS Engineering & Construction Corp *	1,864	38,939
GS Holdings Corp	1,907	73,663
GS Retail Co Ltd	865	44,738
Halla Holdings Corp	275	13,788
Hana Financial Group Inc	11,053	246,939
Hana Tour Service Inc	93	11,437
Hankook Tire Co Ltd	4,363	146,283
Hanmi Pharm Co Ltd *	110	34,728
Hanmi Science Co Ltd *	314	37,120
Hanon Systems Corp	1,275	41,917
Hanssem Co Ltd	298	72,123
Hanwha Chemical Corp	3,924	72,017
Hanwha Corp	2,636	86,909
Hanwha Life Insurance Co Ltd	10,020	68,969
Hanwha Techwin Co Ltd *	1,186	31,131
Hotel Shilla Co Ltd	695	67,855
Hyosung Corp	1,050	100,400
Hyundai Department Store Co Ltd	519	58,944
Hyundai Development Co-Engineering & Construction	1,541	71,334
Hyundai Engineering & Construction Co Ltd	2,941	85,495
Hyundai Glovis Co Ltd	599	112,261
Hyundai Greenfood Co Ltd	1,577	34,240
Hyundai Heavy Industries Co Ltd *	1,520	124,625
Hyundai Marine & Fire Insurance Co Ltd	4,064	103,948
Hyundai Mipo Dockyard Co Ltd *	263	14,841
Hyundai Mobis Co Ltd	1,457	283,053

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Hyundai Motor Co	4,388	$610,314
Hyundai Rotem Co Ltd *	1,822	26,598
Hyundai Securities Co Ltd	7,124	46,043
Hyundai Steel Co	4,727	206,749
Hyundai Wia Corp	924	101,483
Industrial Bank of Korea	10,173	117,218
IS Dongseo Co Ltd	234	10,524
Kangwon Land Inc	2,350	83,363
KB Financial Group Inc	13,686	406,262
KB Financial Group Inc ADR	1,354	39,794
KB Insurance Co Ltd	2,324	46,115
KCC Corp	231	80,959
KEPCO Plant Service & Engineering Co Ltd	980	100,208
Kia Motors Corp	7,507	340,518
KIWOOM Securities Co Ltd	349	16,828
Kolon Industries Inc	585	30,707
Korea Aerospace Industries Ltd	1,473	84,877
Korea Electric Power Corp	4,948	203,701
Korea Electric Power Corp ADR	2,208	45,242
Korea Gas Corp	1,256	42,291
Korea Investment Holdings Co Ltd	1,380	70,857
Korea Kolmar Co Ltd	317	26,626
Korea Zinc Co Ltd	256	100,158
Korean Air Lines Co Ltd *	2,257	59,323
KT Corp ADR *	5,035	65,807
KT&G Corp	2,959	278,979
Kumho Petrochemical Co Ltd	349	15,788
LG Chem Ltd	1,005	244,201
LG Corp	2,696	138,034
LG Display Co Ltd	16,918	322,363
LG Display Co Ltd ADR	2,409	22,885
LG Electronics Inc	8,570	332,597
LG Household & Health Care Ltd	291	210,211
LG Innotek Co Ltd	671	50,164
LG International Corp	324	7,377
LG Uplus Corp	14,813	151,598
Loen Entertainment Inc	353	23,871
Lotte Chemical Corp	255	58,573
Lotte Chilsung Beverage Co Ltd	17	34,450
Lotte Confectionery Co Ltd	32	59,456
Lotte Shopping Co Ltd	453	109,816
LS Corp	365	10,626
LS Industrial Systems Co Ltd	905	34,542
Macquarie Korea Infrastructure Fund	12,567	84,222
Medy-Tox Inc	142	51,446
Meritz Financial Group Inc	1,974	24,061
Meritz Fire & Marine Insurance Co Ltd	2,574	34,599
Meritz Securities Co Ltd	6,770	25,710
Mirae Asset Securities Co Ltd	708	16,805
NAVER Corp	836	363,114
NCSoft Corp	291	46,661
NH Investment & Securities Co Ltd	3,260	27,617
NongShim Co Ltd	141	43,664
OCI Co Ltd	806	56,475
Orion Corp	99	79,018
Ottogi Corp	8	7,035
Paradise Co Ltd	524	9,988
POSCO	484	68,328
POSCO ADR	5,880	205,918
S-1 Corp	539	42,284
S-Oil Corp	735	39,190
Samlip General Foods Co Ltd	148	39,721
Samsung C&T Corp *	938	116,660
Samsung Card Co Ltd	1,310	39,878
Samsung Electro-Mechanics Co Ltd	2,559	139,519
Samsung Electronics Co Ltd	3,234	3,110,127
Samsung Fire & Marine Insurance Co Ltd	1,338	313,977
Samsung Heavy Industries Co Ltd	7,256	75,907
Samsung Life Insurance Co Ltd	1,815	151,625
Samsung SDI Co Ltd	2,259	207,826
Samsung Securities Co Ltd	1,513	58,503

	Shares	Value
Sansung Life & Science Co Ltd *	371	$13,417
Shinhan Financial Group Co Ltd	10,591	369,948
Shinhan Financial Group Co Ltd ADR	253	8,804
Shinsegae Co Ltd	332	66,421
SK Chemicals Co Ltd	493	30,356
SK Holdings Co Ltd	1,964	406,010
SK Hynix Inc	15,872	453,580
SK Innovation Co Ltd *	2,340	195,142
SK Networks Co Ltd	5,068	29,642
SK Telecom Co Ltd ADR	3,000	73,200
Woori Bank	16,184	128,014
Young Poong Corp	5	5,693
Youngone Corp	379	19,487
Yuhan Corp	143	29,444

		16,321,104

Taiwan - 14.8%

Acer Inc *	129,789	51,234
Advanced Semiconductor Engineering Inc	245,000	268,014
Advantech Co Ltd	9,491	65,201
Airtac International Group	5,250	27,845
Asia Cement Corp	112,784	110,428
Asustek Computer Inc	30,667	263,487
AU Optronics Corp	544,000	159,971
AU Optronics Corp ADR	8,622	25,521
Casetek Holdings Ltd	8,000	34,301
Catcher Technology Co Ltd	26,000	277,828
Cathay Financial Holding Co Ltd	273,600	374,352
Chailease Holding Co Ltd	54,360	85,271
Chang Hwa Commercial Bank Ltd	201,528	99,326
Cheng Shin Rubber Industry Co Ltd	58,178	95,108
Chicony Electronics Co Ltd	35,402	81,880
China Airlines Ltd *	199,436	68,295
China Development Financial Holding Corp	522,834	140,884
China Life Insurance Co Ltd	120,961	92,133
China Motor Corp	20,000	14,064
China Petrochemical Development Corp *	18,095	4,781
China Steel Chemical Corp	3,000	9,277
China Steel Corp	393,007	229,363
Chipbond Technology Corp	27,000	39,493
Chunghwa Telecom Co Ltd	57,000	171,203
Chunghwa Telecom Co Ltd ADR	6,113	184,735
Clevo Co	17,000	18,722
Compal Electronics Inc	267,092	151,886
CTBC Financial Holding Co Ltd	418,310	215,775
CTCI Corp	19,000	22,774
Delta Electronics Inc	60,000	282,839
E.Sun Financial Holding Co Ltd	269,005	158,344
Eclat Textile Co Ltd	5,304	83,890
Epistar Corp	40,000	31,146
Eternal Materials Co Ltd	30,000	26,457
Eva Airways Corp *	113,496	63,562
Evergreen Marine Corp Taiwan Ltd	110,410	46,546
Far Eastern Department Stores Ltd	65,639	34,904
Far Eastern International Bank	110,638	32,845
Far Eastern New Century Corp	135,965	121,612
Far EasTone Telecommunications Co Ltd	57,000	123,030
Farglory Land Development Co Ltd	5,265	5,558
Feng TAY Enterprise Co Ltd	12,854	80,176
First Financial Holding Co Ltd	454,307	206,487
Formosa Chemicals & Fibre Corp	80,446	163,472
Formosa Petrochemical Corp	35,000	83,367
Formosa Plastics Corp	105,292	222,254
Foxconn Technology Co Ltd	29,599	85,471
Fubon Financial Holding Co Ltd	223,343	348,870
Giant Manufacturing Co Ltd	6,000	43,710
Gigasolar Materials Corp	3,000	46,358
Ginko International Co Ltd	3,000	30,371
Highwealth Construction Corp	63,700	90,141
Hiwin Technologies Corp	4,588	24,553

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Hon Hai Precision Industry Co Ltd	377,656	$987,839
Hotai Motor Co Ltd	9,000	95,998
HTC Corp	22,572	44,027
Hua Nan Financial Holdings Co Ltd	264,705	123,129
Innolux Corp	819,390	257,103
Inotera Memories Inc *	180,000	113,214
Inventec Corp	116,000	55,116
Kenda Rubber Industrial Co Ltd	31,547	45,136
King Slide Works Co Ltd	4,000	54,760
King Yuan Electronics Co Ltd	55,000	35,019
King’s Town Bank Co Ltd	34,000	24,031
Kinsus Interconnect Technology Corp	25,000	47,986
Largan Precision Co Ltd	4,000	314,025
Lite-On Technology Corp	94,226	86,103
Makalot Industrial Co Ltd	5,000	41,192
MediaTek Inc	42,020	313,579
Mega Financial Holding Co Ltd	285,089	197,847
Merida Industry Co Ltd	8,400	44,946
Micro-Star International Co Ltd	32,000	27,194
Nan Ya Plastics Corp	118,394	200,808
Nan Ya Printed Circuit Board Corp	30,000	29,415
Nanya Technology Corp	30,000	33,496
Novatek Microelectronics Corp	26,000	81,621
PChome Online Inc	3,208	37,108
Pegatron Corp	108,090	266,202
Phison Electronics Corp	5,000	31,662
Pou Chen Corp	68,000	102,690
Powertech Technology Inc	55,300	100,342
Poya International Co Ltd	4,000	40,061
President Chain Store Corp	19,000	118,471
Quanta Computer Inc	85,000	146,835
Radiant Opto-Electronics Corp	14,669	45,757
Realtek Semiconductor Corp	17,300	29,500
Ruentex Development Co Ltd	27,679	30,200
Ruentex Industries Ltd	19,236	34,161
Shin Kong Financial Holding Co Ltd	284,591	67,773
Siliconware Precision Industries Co Ltd	45,923	57,010
Simplo Technology Co Ltd	15,000	48,433
SinoPac Financial Holdings Co Ltd	371,009	116,575
Standard Foods Corp	17,537	37,618
Synnex Technology International Corp	77,000	76,890
Ta Chong Bank Ltd *	84,000	33,843
Taishin Financial Holding Co Ltd	412,365	146,237
Taiwan Business Bank *	155,699	38,667
Taiwan Cement Corp	203,693	206,730
Taiwan Cooperative Financial Holding Co Ltd	388,650	160,974
Taiwan Fertilizer Co Ltd	33,000	41,285
Taiwan Glass Industry Corp *	36,471	13,319
Taiwan Mobile Co Ltd	56,400	172,349
Taiwan Secom Co Ltd	12,000	33,704
Taiwan Semiconductor Manufacturing Co Ltd	724,779	2,892,235
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,270	296,103
Teco Electric & Machinery Co Ltd	117,000	92,469
Ton Yi Industrial Corp	33,000	16,085
TPK Holding Co Ltd	13,000	31,191
Transcend Information Inc	12,000	30,310
Tripod Technology Corp	25,000	36,118
TSRC Corp	9,450	5,728
U-Ming Marine Transport Corp	15,000	15,980
Uni-President Enterprises Corp	149,994	260,510
Unimicron Technology Corp	59,000	22,583
United Microelectronics Corp	621,000	205,260
United Microelectronics Corp ADR	13,915	22,542
Vanguard International Semiconductor Corp	63,000	71,937
Walsin Lihwa Corp *	114,000	24,320
Wan Hai Lines Ltd	28,000	17,646
Winbond Electronics Corp *	218,000	45,396

	Shares	Value
Wistron Corp	141,730	$74,649
WPG Holdings Ltd	71,000	68,091
Yageo Corp	37,000	56,880
Yang Ming Marine Transport Corp *	54,000	15,627
Yuanta Financial Holding Co Ltd	398,448	147,990
Yulon Motor Co Ltd	64,000	57,515
Zhen Ding Technology Holding Ltd	14,000	40,306

		15,854,566

Thailand - 3.0%

Advanced Info Service PCL	39,400	245,677
Airports of Thailand PCL	14,500	112,349
Bangkok Bank PCL	8,200	36,226
Bangkok Dusit Medical Services PCL	210,900	107,755
Bangkok Life Assurance PCL	18,480	26,525
Banpu PCL	38,700	21,377
BEC World PCL	23,000	20,331
Berli Jucker PCL	21,300	19,816
Big C Supercenter PCL	9,100	50,070
Big C Supercenter PCL NVDR	4,800	26,609
Bumrungrad Hospital PCL	11,300	67,422
Central Pattana PCL	48,200	59,465
Central Plaza Hotel PCL	49,000	50,706
CH Karnchang PCL	47,000	27,906
Charoen Pokphand Foods PCL	101,200	57,779
CP ALL PCL	104,000	137,141
Delta Electronics Thailand PCL	20,600	50,024
Electricity Generating PCL	10,800	45,569
Energy Absolute PCL	62,000	36,820
Glow Energy PCL	15,800	37,086
Home Product Center PCL	243,359	46,035
Indorama Ventures PCL	101,200	64,389
Intouch Holdings PCL NVDR	21,900	43,934
IRPC PCL	210,900	21,951
Italian-Thai Development PCL *	161,600	36,172
Jasmine International PCL	262,000	40,459
Kasikornbank PCL	13,200	62,055
Kasikornbank PCL NVDR	20,400	96,335
Krung Thai Bank PCL	234,675	110,689
Land & Houses PCL NVDR	221,580	49,260
Minor International PCL	70,180	55,752
MK Restaurants Group PCL	9,400	14,977
Pruksa Real Estate PCL	44,600	35,402
PTT Exploration & Production PCL	62,141	120,444
PTT Global Chemical PCL	41,300	61,368
PTT PCL	39,800	264,198
Ratchaburi Electricity Generating Holding PCL	19,500	28,773
Robinson Department Store PCL	18,000	18,890
Siam City Cement PCL	4,900	45,969
Thai Oil PCL	50,300	73,343
Thai Union Group PCL	110,000	55,910
Thaicom PCL	45,600	39,696
Thanachart Capital PCL	49,800	43,588
The Bangchak Petroleum PCL	18,600	17,597
The Siam Cement PCL	7,200	92,643
The Siam Cement PCL NVDR	3,200	40,990
The Siam Commercial Bank PCL	38,000	140,780
TMB Bank PCL	401,200	26,831
Total Access Communication PCL	10,500	16,750
Total Access Communication PCL NVDR	28,200	44,987
TPI Polene PCL	648,400	44,426
True Corp PCL *	282,665	76,121

		3,167,367

Turkey - 1.8%

Akbank TAS	91,250	204,693
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,993	42,326
Arcelik AS	12,735	62,205
Aselsan Elektronik Sanayi Ve Ticaret AS	2,862	13,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
BIM Birlesik Magazalar AS	8,574	$152,092
Coca-Cola Icecek AS	2,216	25,358
Enka Insaat ve Sanayi AS	19,420	32,114
Eregli Demir ve Celik Fabrikalari TAS	40,937	50,503
Ford Otomotiv Sanayi AS	2,270	24,254
KOC Holding AS	24,701	96,426
Koza Altin Isletmeleri AS	3,258	23,668
Petkim Petrokimya Holding AS *	5,496	7,273
TAV Havalimanlari Holding AS	6,144	48,267
Tofas Turk Otomobil Fabrikasi AS	7,825	46,522
Tupras Turkiye Petrol Rafinerileri AS *	3,832	93,863
Turk Hava Yollari AO *	58,423	154,024
Turk Telekomunikasyon AS	20,839	41,092
Turk Traktor ve Ziraat Makineleri AS	653	15,820
Turkcell Iletisim Hizmetleri AS	24,593	85,818
Turkcell Iletisim Hizmetleri AS ADR	4,700	40,796
Turkiye Garanti Bankasi AS	83,646	194,465
Turkiye Halk Bankasi AS	45,197	150,955
Turkiye Is Bankasi ‘C’	69,794	108,702
Turkiye Sise ve Cam Fabrikalari AS	64,100	60,865
Turkiye Vakiflar Bankasi Tao ‘D’	50,169	63,548
Ulker Biskuvi Sanayi AS	6,186	39,180
Yapi ve Kredi Bankasi AS	47,931	53,437

		1,931,281

Total Common Stocks (Cost $121,827,932)		103,829,984

	Principal Amount

CORPORATE BONDS & NOTES - 0.0%

India - 0.0%

NTPC Ltd 8.490% due 03/25/25	INR 493,987	992

Total Corporate Bonds & Notes (Cost $8,057)		992

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $650,318; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $665,156)	$650,318	650,318

Total Short-Term Investment (Cost $650,318)		650,318

TOTAL INVESTMENTS - 99.8% (Cost $127,910,838)		106,921,926

OTHER ASSETS & LIABILITIES, NET - 0.2%		164,087

NET ASSETS - 100.0%		$107,086,013

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	25.0%
Information Technology	18.4%
Consumer Discretionary	10.2%
Consumer Staples	9.5%
Industrials	8.1%
Materials	7.8%
Telecommunication Services	7.2%
Energy	6.3%
Utilities	3.4%
Health Care	3.3%
Others (each less than 3.0%)	0.6%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Investments with a total aggregate value of $140,514 or 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$2,654	$-	$2,654	$-
	Preferred Stocks (1)	2,437,978	2,437,978	-	-
	Common Stocks
	Brazil	5,236,630	5,236,630	-	-
	Chile	1,539,052	1,539,052	-	-
	China	15,116,048	1,714,794	13,277,269	123,985
	Colombia	490,970	490,970	-	-
	Cyprus	1,494	-	1,494	-
	Czech Republic	196,206	-	196,206	-
	Egypt	204,733	-	204,733	-
	Greece	360,904	-	360,904	-
	Hong Kong	619,706	-	603,177	16,529
	Hungary	350,087	-	350,087	-
	India	13,719,076	569,369	13,149,707	-
	Indonesia	2,842,962	195,362	2,647,600	-
	Malaysia	4,437,596	-	4,437,596	-
	Mexico	6,350,230	6,350,230	-	-
	Netherlands	61,445	61,445	-	-
	Peru	23,240	23,240	-	-
	Philippines	2,202,203	-	2,202,203	-
	Poland	2,101,723	-	2,101,723	-
	Russia	1,902,741	37,735	1,865,006	-
	South Africa	8,798,620	1,001,449	7,797,171	-
	South Korea	16,321,104	461,650	15,859,454	-
	Taiwan	15,854,566	528,901	15,325,665	-
	Thailand	3,167,367	-	3,167,367	-
	Turkey	1,931,281	40,796	1,890,485	-

		103,829,984	18,251,623	85,437,847	140,514

	Corporate Bonds & Notes	992	-	992	-
	Short-Term Investment	650,318	-	650,318	-

	Total	$106,921,926	$20,689,601	$86,091,811	$140,514

During the nine-month period ended September 30, 2015, investments with a total aggregate value of $375,823 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. During the same period, investments with a total aggregate value of $7,624,777 were transferred from Level 2 to Level 1, due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, investments with a total aggregate value of $140,514 were transferred from Level 2 to Level 3 due to the investments being priced at last sale versus being priced using valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Banco Popular Espanol SA Exp 09/25/15 *	68,854	$1,385

Total Rights (Cost $1,554)		1,385

PREFERRED STOCKS - 0.4%

Germany - 0.4%

Bayerische Motoren Werke AG	1,350	92,694
FUCHS PETROLUB SE	1,842	81,295
Henkel AG & Co KGaA	3,424	351,802
Porsche Automobil Holding SE	5,062	215,453
Volkswagen AG	6,499	710,714

		1,451,958

Total Preferred Stocks (Cost $2,666,288)		1,451,958

COMMON STOCKS - 98.6%

Australia - 5.5%

AGL Energy Ltd	11,896	133,729
Alumina Ltd ADR	317	995
Amcor Ltd	36,065	335,045
AMP Ltd	124,935	489,397
APA Group >>	28,250	170,053
Aristocrat Leisure Ltd	23,175	141,254
Asciano Ltd	41,595	245,576
ASX Ltd	4,304	114,800
Aurizon Holdings Ltd	79,964	282,868
AusNet Services >>	53,895	51,773
Australia & New Zealand Banking Group Ltd	70,238	1,345,545
Bank of Queensland Ltd	13,402	109,584
Bendigo & Adelaide Bank Ltd	20,280	141,569
BHP Billiton Ltd	57,610	908,608
BHP Billiton Ltd ADR	23,501	743,102
BHP Billiton PLC	570	8,702
BHP Billiton PLC ADR	27,840	853,853
Boral Ltd	16,558	61,363
Brambles Ltd	43,367	297,331
Caltex Australia Ltd	5,021	111,112
CIMIC Group Ltd	4,087	67,586
Coca-Cola Amatil Ltd	27,130	171,904
Cochlear Ltd	1,324	77,698
Commonwealth Bank of Australia	43,632	2,245,011
Computershare Ltd	13,846	103,245
Crown Resorts Ltd	6,794	47,341
CSL Ltd	13,948	878,877
DUET Group >>	36,029	54,711
Echo Entertainment Group Ltd	14,595	49,699
Fortescue Metals Group Ltd	103,991	133,634
Harvey Norman Holdings Ltd	7,845	21,537
Incitec Pivot Ltd	50,164	137,727
Insurance Australia Group Ltd	85,149	291,275
Lend Lease Group >>	15,237	134,651
Macquarie Group Ltd	8,860	481,673
Medibank Pvt Ltd	88,784	151,005
National Australia Bank Ltd	63,238	1,341,949
New Hope Corp Ltd	4,341	5,387
Newcrest Mining Ltd *	26,786	242,434
Oil Search Ltd	43,857	222,374
Orica Ltd	17,979	190,442
Origin Energy Ltd +	42,488	187,602
Platinum Asset Management Ltd	10,177	48,757

	Shares	Value
Qantas Airways Ltd *	60,229	$157,700
QBE Insurance Group Ltd	50,435	457,885
Ramsay Health Care Ltd	5,410	222,699
REA Group Ltd	1,353	42,222
Recall Holdings Ltd	5,190	26,682
Santos Ltd	36,945	103,753
Seek Ltd	11,370	96,474
Seven West Media Ltd	16,270	8,498
Sonic Healthcare Ltd	5,070	65,088
South32 Ltd *	48,731	47,093
South32 Ltd ADR *	19,283	91,787
Suncorp Group Ltd	44,237	381,157
Sydney Airport >>	23,355	97,925
Tabcorp Holdings Ltd	51,555	169,528
Tatts Group Ltd	45,475	120,394
Telstra Corp Ltd	120,036	473,871
TPG Telecom Ltd	7,273	55,594
Transurban Group >>	45,449	317,852
Wesfarmers Ltd	20,847	576,559
Westpac Banking Corp	45,143	948,981
Westpac Banking Corp ADR	21,072	443,776
Woodside Petroleum Ltd	39,666	811,027
Woolworths Ltd	32,900	575,306

		20,124,629

Austria - 0.2%

ANDRITZ AG	2,698	121,733
Erste Group Bank AG *	6,887	200,215
OMV AG	8,751	212,727
Raiffeisen Bank International AG *	4,049	53,049
Verbund AG	3,876	51,449
voestalpine AG	5,359	184,390

		823,563

Belgium - 1.3%

Ageas	5,576	228,890
Anheuser-Busch InBev SA/NV	12,013	1,275,950
Anheuser-Busch InBev SA/NV ADR	9,999	1,063,094
Colruyt SA	4,302	207,074
Delhaize Group	2,067	183,240
Delhaize Group ADR	9,322	206,296
KBC Groep NV	8,922	562,616
Proximus	7,787	268,365
Solvay SA	3,344	341,788
Telenet Group Holding NV *	2,064	118,349
UCB SA	3,417	267,440

		4,723,102

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	23,252

Canada - 7.7%

Agnico Eagle Mines Ltd (NYSE)	5,455	138,121
Agnico Eagle Mines Ltd (TSE)	2,500	63,376
Agrium Inc (NYSE)	2,343	209,698
Agrium Inc (TSE)	2,451	219,662
Alimentation Couche-Tard Inc ‘B’	12,750	586,338
AltaGas Ltd	2,948	72,634
Amaya Inc *	3,200	58,341
ARC Resources Ltd	14,178	187,411
Atco Ltd ‘I’	2,296	67,443
Bank of Montreal (NYSE)	7,464	407,161
Bank of Montreal (TSE)	8,630	470,657
Barrick Gold Corp (NYSE)	13,539	86,108
Barrick Gold Corp (TSE)	28,041	178,395
BCE Inc (NYSE)	2,095	85,811
BCE Inc (TSE)	4,942	202,272
BlackBerry Ltd (NASDAQ) *	3,911	23,974
BlackBerry Ltd (TSE) *	11,425	70,117

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Bombardier Inc ‘B’	64,700	$80,966
Bonavista Energy Corp	3,500	8,052
Brookfield Asset Management Inc ‘A’ (TSE)	22,212	698,900
CAE Inc	10,800	114,434
Cameco Corp (NYSE)	10,661	129,744
Cameco Corp (TSE)	4,548	55,448
Canadian Imperial Bank of Commerce (NYSE)	2,200	158,312
Canadian Imperial Bank of Commerce (TSE)	8,837	634,913
Canadian National Railway Co (NYSE)	10,503	596,150
Canadian National Railway Co (TSE)	12,412	704,819
Canadian Natural Resources Ltd (NYSE)	8,222	159,918
Canadian Natural Resources Ltd (TSE)	23,001	447,955
Canadian Oil Sands Ltd	24,195	114,403
Canadian Pacific Railway Ltd (NYSE)	1,886	270,773
Canadian Pacific Railway Ltd (TSE)	2,300	330,118
Canadian Tire Corp Ltd ‘A’	3,525	317,105
Canadian Utilities Ltd ‘A’	3,332	90,160
Canfor Corp *	2,200	26,229
CCL Industries Inc ‘B’	1,200	168,450
Cenovus Energy Inc (NYSE)	24,771	375,528
Cenovus Energy Inc (TSE)	10,684	162,041
CGI Group Inc ‘A’ (NYSE) *	5,993	217,006
CGI Group Inc ‘A’ (TSE) *	3,600	130,431
CI Financial Corp	4,600	104,444
Cineplex Inc	467	16,598
Cogeco Cable Inc	1,500	72,499
Colliers International Group Inc *	600	24,354
Constellation Software Inc	700	293,402
Crescent Point Energy Corp (NYSE)	2,218	25,352
Crescent Point Energy Corp (TSE)	14,010	160,309
DH Corp	3,100	90,991
Dollarama Inc	4,223	285,215
Eldorado Gold Corp	26,848	86,107
Emera Inc	1,500	49,760
Empire Co Ltd ‘A’	6,924	142,423
Enbridge Inc (NYSE)	7,251	269,230
Enbridge Inc (TSE)	14,579	541,318
Encana Corp (NYSE)	40,893	263,351
Encana Corp (TSE)	10,648	68,540
Enerplus Corp (NYSE)	3,876	18,837
Ensign Energy Services Inc	2,900	17,841
Fairfax Financial Holdings Ltd	1,265	576,089
Finning International Inc	10,517	154,307
First Capital Realty Inc	2,400	33,631
First Quantum Minerals Ltd	23,914	87,628
FirstService Corp (XNGS) *	600	19,374
Fortis Inc	6,000	171,615
Franco-Nevada Corp (NYSE)	1,980	87,160
Franco-Nevada Corp (TSE)	350	15,424
Genworth MI Canada Inc	1,212	26,111
George Weston Ltd	2,100	169,888
Gildan Activewear Inc (NYSE)	2,600	78,416
Gildan Activewear Inc (TSE)	2,800	84,514
Goldcorp Inc (NYSE)	21,848	273,537
Goldcorp Inc (TSE)	12,030	150,814
Great-West Lifeco Inc	7,700	184,465
Hudson’s Bay Co	5,190	87,816
Husky Energy Inc	13,235	206,385
IGM Financial Inc	2,400	60,895
Imperial Oil Ltd (ASE)	4,702	148,630
Imperial Oil Ltd (TSE)	3,750	118,809
Industrial Alliance Insurance & Financial Services Inc	3,621	108,047
Intact Financial Corp	2,550	179,083
Inter Pipeline Ltd	8,327	153,624
Keyera Corp	3,600	99,138
Kinross Gold Corp *	32,259	56,082
Linamar Corp	2,522	132,195

	Shares	Value
Loblaw Cos Ltd	5,446	$280,401
Lundin Mining Corp *	22,000	62,151
MacDonald Dettwiler & Associates Ltd	800	43,510
Magna International Inc (NYSE)	5,368	257,718
Magna International Inc (TSE)	6,400	306,979
Manitoba Telecom Services Inc	1,400	29,479
Manulife Financial Corp (NYSE)	18,704	289,538
Manulife Financial Corp (TSE)	27,704	428,483
Maple Leaf Foods Inc	5,900	97,397
MEG Energy Corp *	4,800	29,638
Methanex Corp (NASDAQ)	1,604	53,189
Methanex Corp (TSE)	1,400	46,390
Metro Inc	8,799	239,739
National Bank of Canada	12,630	403,176
New Gold Inc *	6,100	13,759
Onex Corp	2,700	155,849
Open Text Corp (NASDAQ)	2,832	126,732
Open Text Corp (TSE)	1,200	53,737
Pan American Silver Corp	3,400	21,605
Pembina Pipeline Corp (NYSE)	3,901	93,663
Pembina Pipeline Corp (TSE)	2,915	70,139
Pengrowth Energy Corp	16,612	14,191
Penn West Petroleum Ltd	13,114	5,896
Peyto Exploration & Development Corp	5,000	103,971
Potash Corp of Saskatchewan Inc (NYSE)	6,241	128,253
Potash Corp of Saskatchewan Inc (TSE)	13,751	282,645
Progressive Waste Solutions Ltd	4,700	124,288
Quebecor Inc ‘B’	2,200	48,154
Ritchie Bros Auctioneers Inc (NYSE)	3,578	92,599
Ritchie Bros Auctioneers Inc (TSE)	804	20,785
Rogers Communications Inc ‘B’ (NYSE)	3,198	110,267
Rogers Communications Inc ‘B’ (TSE)	5,500	189,502
Royal Bank of Canada (NYSE)	13,951	770,793
Royal Bank of Canada (TSE)	26,354	1,457,221
Saputo Inc	7,800	171,255
Shaw Communications Inc ‘B’ (NYSE)	5,413	105,012
Shaw Communications Inc ‘B’ (TSE)	8,335	161,391
Silver Wheaton Corp (NYSE)	5,103	61,287
Silver Wheaton Corp (TSE)	5,700	68,511
SNC-Lavalin Group Inc	9,644	274,469
Stantec Inc (NYSE)	1,000	21,900
Sun Life Financial Inc (NYSE)	5,065	163,397
Sun Life Financial Inc (TSE)	8,561	276,107
Suncor Energy Inc (NYSE)	16,940	452,637
Suncor Energy Inc (TSE)	21,925	586,364
Teck Resources Ltd ‘B’ (NYSE)	13,214	63,427
Teck Resources Ltd ‘B’ (TSE)	8,150	38,903
TELUS Corp	4,800	151,248
The Bank of Nova Scotia (NYSE)	6,455	284,536
The Bank of Nova Scotia (TSE)	22,313	983,645
The Jean Coutu Group PJC Inc ‘A’	3,100	46,715
The Toronto-Dominion Bank (NYSE)	10,528	415,014
The Toronto-Dominion Bank (TSE)	27,068	1,066,899
Tourmaline Oil Corp *	8,600	200,226
TransCanada Corp (NYSE)	3,015	95,214
TransCanada Corp (TSE)	10,270	324,761
Trican Well Service Ltd *	1,800	917
Turquoise Hill Resources Ltd (TSE) *	30,560	78,089
Veresen Inc	7,400	56,560
Vermilion Energy Inc (NYSE)	3,420	109,953
Vermilion Energy Inc (TSE)	1,433	46,142
West Fraser Timber Co Ltd	5,200	165,215
Whitecap Resources Inc	7,300	57,656
WSP Global Inc	1,848	62,371
Yamana Gold Inc	31,999	53,951

		28,209,231

Chile - 0.1%

Antofagasta PLC	23,421	177,602

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
China - 0.0%

FIH Mobile Ltd	27,000	$12,476
MGM China Holdings Ltd	21,200	24,680
Wynn Macau Ltd	30,000	34,401

		71,557

Colombia - 0.0%

Pacific Exploration and Production Corp	13,067	29,179

Denmark - 1.7%

AP Moller - Maersk AS ‘A’	111	167,291
AP Moller - Maersk AS ‘B’	190	293,147
Carlsberg AS ‘B’	3,703	284,975
Chr Hansen Holding AS	3,055	171,082
Coloplast AS ‘B’	2,340	166,010
Danske Bank AS	15,616	472,335
DSV AS	6,424	240,421
Genmab AS *	1,385	127,319
H Lundbeck AS *	1,363	36,376
ISS AS	2,111	70,218
Jyske Bank AS *	2,894	160,379
Novo Nordisk AS ‘B’	29,966	1,612,898
Novo Nordisk AS ADR	21,215	1,150,702
Novozymes AS ‘B’	7,174	313,289
Pandora AS	3,485	407,734
TDC AS	40,934	211,231
Topdanmark AS *	1,550	44,096
Tryg AS	3,740	72,788
Vestas Wind Systems AS	6,234	324,894

		6,327,185

Finland - 0.9%

Elisa OYJ	4,081	138,143
Fortum OYJ	25,274	374,592
Kone OYJ ‘B’	8,946	340,866
Neste OYJ	8,132	187,397
Nokia OYJ	72,003	493,295
Nokia OYJ ADR	13,156	89,198
Orion OYJ ‘A’	400	15,303
Orion OYJ ‘B’	4,300	162,772
Sampo OYJ ‘A’	13,780	668,306
Stora Enso OYJ ‘R’	37,613	284,931
UPM-Kymmene OYJ	29,207	438,811
Wartsila OYJ Abp	4,174	165,883

		3,359,497

France - 8.6%

Accor SA	6,144	287,617
Aeroports de Paris	1,553	176,247
Air Liquide SA	9,337	1,106,421
Airbus Group SE	17,168	1,019,710
Alcatel-Lucent *	53,402	196,606
Alcatel-Lucent ADR *	8,000	29,200
Alstom SA *	3,380	104,488
Arkema SA	2,440	158,336
Atos SE	4,392	337,302
AXA SA	46,930	1,139,327
BNP Paribas SA	24,666	1,452,475
Bollore SA	18,800	91,662
Bouygues SA	10,573	376,276
Bureau Veritas SA	6,857	144,663
Cap Gemini SA	4,304	383,512
Carrefour SA	20,893	619,175
Casino Guichard Perrachon SA	2,441	129,995
CGG SA ADR *	1,300	4,550
Christian Dior SE	1,472	275,584
Cie de Saint-Gobain	25,177	1,093,680
Cie Generale des Etablissements Michelin	9,543	870,817

	Shares	Value
CNP Assurances	7,205	$100,066
Credit Agricole SA	21,195	243,191
Danone SA	14,514	917,923
Dassault Systemes	2,360	174,245
Edenred	6,655	108,857
Eiffage SA	2,872	177,561
Electricite de France SA	8,326	147,066
Engie SA	41,840	677,531
Essilor International SA	5,771	704,914
Euler Hermes Group	449	41,628
Eutelsat Communications SA	4,807	147,513
Groupe Eurotunnel SE	9,283	126,437
Hermes International	973	354,244
Iliad SA	809	163,789
Imerys SA	1,755	112,810
Ingenico Group	1,541	186,139
Ipsen SA	756	46,909
JCDecaux SA	3,532	128,031
Kering	2,181	356,979
L’Oreal SA	5,829	1,013,587
Lagardere SCA	2,244	62,203
Legrand SA	5,989	318,411
LVMH Moet Hennessy Louis Vuitton SE	7,994	1,364,112
Natixis SA	35,830	197,968
Numericable-SFR SAS *	2,063	95,551
Orange SA	54,545	824,890
Orange SA ADR	5,000	75,600
Pernod Ricard SA	4,932	498,013
Peugeot SA *	22,209	335,518
Publicis Groupe SA	6,659	454,944
Renault SA	7,832	562,622
Safran SA	7,483	564,614
Sanofi	23,739	2,261,511
Sanofi ADR	2,655	126,033
Schneider Electric SE (LI)	219	12,235
Schneider Electric SE (XPAR)	11,743	658,535
SCOR SE	5,781	207,639
SEB SA	232	21,401
Societe BIC SA	847	131,665
Societe Generale SA	19,598	876,659
Sodexo SA	1,989	164,978
Suez Environnement Co	8,686	156,233
Technip SA	5,205	245,917
Thales SA	3,046	212,211
TOTAL SA	57,957	2,612,996
TOTAL SA ADR	7,718	345,072
Valeo SA	2,198	297,655
Vallourec SA	4,044	35,870
Veolia Environnement SA	11,918	273,117
Vinci SA	14,093	896,138
Vivendi SA	23,336	552,478
Zodiac Aerospace	6,374	145,900

		31,515,752

Germany - 7.4%

adidas AG	7,030	565,850
Allianz SE	10,892	1,707,161
Axel Springer SE	980	54,638
BASF SE	24,546	1,872,968
Bayer AG	23,246	2,971,030
Bayerische Motoren Werke AG	11,053	977,997
Beiersdorf AG	1,950	172,542
Brenntag AG	4,546	244,647
Commerzbank AG *	32,207	339,015
Continental AG	3,165	672,308
Daimler AG (XETR)	27,044	1,960,393
Deutsche Bank AG (NYSE)	20,893	563,275
Deutsche Bank AG (XETR)	11,755	316,018
Deutsche Boerse AG	5,275	454,097
Deutsche Lufthansa AG *	15,674	217,572

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Deutsche Post AG	26,935	$745,468
Deutsche Telekom AG	77,546	1,376,600
Deutsche Telekom AG ADR	11,200	199,024
Deutsche Wohnen AG	11,153	298,063
E.ON SE	70,021	600,703
Fielmann AG	616	42,131
Fraport AG Frankfurt Airport Services Worldwide	1,449	89,360
Fresenius Medical Care AG & Co KGaA	3,388	264,185
Fresenius Medical Care AG & Co KGaA ADR	5,634	219,782
Fresenius SE & Co KGaA	12,677	850,261
FUCHS PETROLUB SE	830	31,912
GEA Group AG	3,913	148,715
Hannover Rueck SE	2,371	242,407
HeidelbergCement AG	5,302	363,048
Henkel AG & Co KGaA	2,569	226,833
HOCHTIEF AG	1,612	134,202
HUGO BOSS AG	1,591	178,418
Infineon Technologies AG	30,775	345,852
K+S AG	5,476	183,026
LANXESS AG	3,484	162,772
Linde AG	4,482	726,015
MAN SE	803	81,669
Merck KGaA	3,652	323,314
METRO AG	8,479	233,908
MTU Aero Engines AG	552	46,106
Muenchener Rueckversicherungs-Gesellschaft AG	4,054	755,242
OSRAM Licht AG	1,547	79,930
ProSiebenSat.1 Media SE	5,747	281,429
RWE AG	31,571	357,716
SAP SE	14,246	921,665
SAP SE ADR	6,395	414,332
Siemens AG	17,297	1,545,370
Symrise AG	2,124	127,586
Talanx AG *	1,419	42,439
Telefonica Deutschland Holding AG	25,888	157,996
ThyssenKrupp AG	12,898	225,854
TUI AG	11,195	206,817
United Internet AG	3,874	195,974
Volkswagen AG	1,609	188,980
Vonovia SE	9,296	298,803
Wacker Chemie AG	701	53,138

		27,056,556

Hong Kong - 2.7%

AIA Group Ltd	279,000	1,452,626
ASM Pacific Technology Ltd	6,400	42,261
BOC Hong Kong Holdings Ltd	95,000	281,023
Cathay Pacific Airways Ltd	81,000	152,604
Cheung Kong Infrastructure Holdings Ltd	14,000	125,578
Cheung Kong Property Holdings Ltd	57,780	423,461
Chinese Estates Holdings Ltd	5,500	12,961
Chow Tai Fook Jewellery Group Ltd	31,200	26,262
CK Hutchison Holdings Ltd	57,780	752,458
CLP Holdings Ltd	47,000	400,824
Dairy Farm International Holdings Ltd	3,100	18,859
First Pacific Co Ltd	42,000	25,733
Galaxy Entertainment Group Ltd	66,000	169,496
Goldin Financial Holdings Ltd *	28,000	59,942
Hang Lung Group Ltd	30,000	102,069
Hang Lung Properties Ltd	85,000	191,279
Hang Seng Bank Ltd	15,300	276,161
Henderson Land Development Co Ltd	34,684	207,586
HK Electric Investments & HK Electric Investments Ltd ~ >>	222,500	158,595
HKT Trust & HKT Ltd >>	82,000	97,710
Hong Kong & China Gas Co Ltd	168,556	316,435
Hong Kong Exchanges & Clearing Ltd	33,181	763,488

	Shares	Value
Hongkong Land Holdings Ltd	27,000	$178,970
Hopewell Holdings Ltd	4,500	15,349
Hysan Development Co Ltd	13,000	54,284
Kerry Properties Ltd	22,000	60,467
Li & Fung Ltd	300,000	230,486
Melco Crown Entertainment Ltd ADR	5,670	78,019
MTR Corp Ltd	30,502	132,958
New World Development Co Ltd	259,350	252,373
Noble Group Ltd	204,000	59,675
NWS Holdings Ltd	30,000	39,657
PCCW Ltd	89,000	45,810
Power Assets Holdings Ltd	27,500	260,793
Sands China Ltd	72,800	221,421
Shangri-La Asia Ltd (XHKG)	56,666	48,996
Sino Land Co Ltd	109,609	167,280
SJM Holdings Ltd	73,000	51,967
Sun Hung Kai Properties Ltd	41,492	540,810
Swire Pacific Ltd ‘A’	25,500	286,114
Swire Pacific Ltd ‘B’	40,000	82,523
Swire Properties Ltd	19,200	53,301
Techtronic Industries Co Ltd	50,500	188,088
Television Broadcasts Ltd	3,000	10,022
The Bank of East Asia Ltd	47,673	160,833
The Wharf Holdings Ltd	43,000	242,966
Wheelock & Co Ltd	32,000	139,230
Yue Yuen Industrial Holdings Ltd	26,000	96,700

		9,756,503

India - 0.0%

Vedanta Resources PLC	1,430	9,227

Ireland - 1.0%

Bank of Ireland *	1,009,404	392,958
CRH PLC	1,776	46,981
CRH PLC ADR	26,305	698,135
Experian PLC	35,294	566,436
Glanbia PLC	3,685	68,612
James Hardie Industries PLC	14,694	177,348
Kerry Group PLC ‘A’	5,043	379,218
Paddy Power PLC	177	20,369
Shire PLC	6,101	416,418
Shire PLC ADR	3,160	648,527
Smurfit Kappa Group PLC	10,413	279,937

		3,694,939

Israel - 0.6%

Azrieli Group	1,350	53,988
Bank Hapoalim BM	37,784	190,201
Bank Leumi Le-Israel BM *	61,926	231,304
Bezeq The Israeli Telecommunication Corp Ltd	72,852	139,357
Delek Group Ltd	222	48,574
Elbit Systems Ltd (TLV)	906	67,032
Israel Chemicals Ltd	9,956	51,330
Israel Discount Bank Ltd ‘A’ *	17,704	32,361
Mizrahi Tefahot Bank Ltd	6,354	75,137
NICE-Systems Ltd ADR	800	45,064
Teva Pharmaceutical Industries Ltd	275	15,549
Teva Pharmaceutical Industries Ltd ADR	21,159	1,194,637

		2,144,534

Italy - 1.9%

Assicurazioni Generali SPA	29,874	547,934
Atlantia SPA	10,852	303,838
Banca Monte dei Paschi di Siena SPA *	48,356	86,398
Banco Popolare SC *	9,369	138,589
Enel Green Power SPA	71,047	134,597
Enel SPA	156,990	701,965
Eni SPA	55,092	866,837

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Eni SPA ADR	5,807	$182,166
Finmeccanica SPA *	7,650	96,018
Intesa Sanpaolo SPA	269,784	952,742
Luxottica Group SPA	3,706	257,619
Luxottica Group SPA ADR	1,300	90,064
Mediaset SPA	11,562	53,291
Mediobanca SPA	23,557	231,745
Mediolanum SPA	9,889	70,695
Pirelli & C. SPA	4,974	83,239
Prada SPA	10,000	38,504
Salvatore Ferragamo SPA	689	18,400
Snam SPA	40,686	209,379
Telecom Italia SPA *	473,899	582,664
Telecom Italia SPA ADR *	2,600	31,928
Terna Rete Elettrica Nazionale SPA	53,975	262,769
UniCredit SPA	114,141	711,358
Unione di Banche Italiane SCpA	30,140	213,851
UnipolSai SPA	16,138	35,198

		6,901,788

Japan - 21.3%

ABC-Mart Inc	300	16,763
Advantest Corp ADR	429	3,072
Aeon Co Ltd	40,400	628,920
Aeon Mall Co Ltd	770	11,855
Air Water Inc	3,000	45,243
Aisin Seiki Co Ltd	9,400	316,159
Ajinomoto Co Inc	14,000	295,664
Alfresa Holdings Corp	5,700	97,585
Alps Electric Co Ltd	7,400	209,974
Amada Holdings Co Ltd	18,400	140,434
ANA Holdings Inc	43,000	120,919
Aoyama Trading Co Ltd	2,100	74,382
Aozora Bank Ltd	41,000	142,545
Asahi Glass Co Ltd	50,000	293,476
Asahi Group Holdings Ltd	10,700	348,216
Asahi Kasei Corp	63,000	444,737
Asics Corp	5,600	134,001
Astellas Pharma Inc	44,000	571,212
Bandai Namco Holdings Inc	6,200	144,404
Benesse Holdings Inc	3,500	93,823
Bridgestone Corp	19,200	667,507
Brother Industries Ltd	11,700	141,460
Calbee Inc	1,200	39,005
Canon Inc	17,300	501,200
Canon Inc ADR	8,682	251,518
Canon Marketing Japan Inc	3,800	56,442
Casio Computer Co Ltd	6,200	113,109
Central Japan Railway Co	3,600	582,212
Century Tokyo Leasing Corp	2,000	58,003
Chiyoda Corp	2,000	13,660
Chubu Electric Power Co Inc	17,400	257,296
Chugai Pharmaceutical Co Ltd	4,900	150,813
Citizen Holdings Co Ltd	13,200	91,310
Coca-Cola East Japan Co Ltd	2,100	33,998
Coca-Cola West Co Ltd	2,500	48,771
COMSYS Holdings Corp	2,800	33,445
Credit Saison Co Ltd	4,600	83,718
Dai Nippon Printing Co Ltd	19,000	184,758
Daicel Corp	8,000	98,409
Daihatsu Motor Co Ltd	11,100	128,839
Daiichi Sankyo Co Ltd	10,300	179,853
Daikin Industries Ltd	6,500	365,466
Daito Trust Construction Co Ltd	2,300	233,959
Daiwa House Industry Co Ltd	15,000	372,320
Daiwa Securities Group Inc	41,000	265,714
DeNA Co Ltd	5,900	110,155
Denki Kagaku Kogyo KK	3,000	11,863
Denso Corp	10,900	462,102
Dentsu Inc	4,100	210,192

	Shares	Value
DIC Corp	52,000	$116,815
Disco Corp	1,500	105,570
DMG Mori Co Ltd	3,100	39,606
Don Quijote Holdings Co Ltd	3,600	136,217
Dowa Holdings Co Ltd	16,000	121,474
East Japan Railway Co	8,000	676,993
Ebara Corp	9,000	33,229
Eisai Co Ltd	5,500	326,227
Electric Power Development Co Ltd	6,600	202,458
Ezaki Glico Co Ltd	1,700	78,686
FamilyMart Co Ltd	2,200	100,687
FANUC Corp	5,100	786,263
Fast Retailing Co Ltd	1,400	568,456
Fuji Electric Co Ltd	29,000	105,570
Fuji Heavy Industries Ltd	18,700	676,691
FUJIFILM Holdings Corp	10,000	375,208
Fujitsu Ltd	92,000	401,203
Fukuoka Financial Group Inc	24,000	114,532
GungHo Online Entertainment Inc	7,100	21,063
H2O Retailing Corp	1,500	28,516
Hakuhodo DY Holdings Inc	4,200	40,052
Hamamatsu Photonics KK	1,600	36,211
Hankyu Hanshin Holdings Inc	34,000	207,786
Haseko Corp	10,600	120,609
Heiwa Corp	600	10,322
Hikari Tsushin Inc	700	49,021
Hino Motors Ltd	6,000	61,288
Hirose Electric Co Ltd	420	45,866
Hisamitsu Pharmaceutical Co Inc	800	26,735
Hitachi Capital Corp	2,100	51,380
Hitachi Chemical Co Ltd	2,300	31,801
Hitachi Construction Machinery Co Ltd	6,700	89,828
Hitachi High-Technologies Corp	1,400	30,407
Hitachi Ltd	107,000	540,789
Hitachi Ltd ADR	3,200	161,824
Hitachi Metals Ltd	10,000	116,564
Hitachi Transport System Ltd	700	11,578
Hokkaido Electric Power Co Inc *	3,000	29,273
Hokuhoku Financial Group Inc	47,000	108,179
Hokuriku Electric Power Co	3,100	41,787
Honda Motor Co Ltd	40,300	1,201,693
Honda Motor Co Ltd ADR	12,006	358,979
Hoshizaki Electric Co Ltd	1,600	112,227
House Foods Group Inc	900	15,290
Hoya Corp	11,950	392,673
Hulic Co Ltd	5,200	47,137
Ibiden Co Ltd	6,400	84,219
Idemitsu Kosan Co Ltd	2,000	30,677
IHI Corp	42,000	108,140
Iida Group Holdings Co Ltd	5,000	78,314
Inpex Corp	12,800	114,357
Isetan Mitsukoshi Holdings Ltd	10,800	162,843
Isuzu Motors Ltd	23,200	233,778
Ito En Ltd	2,500	52,434
ITOCHU Corp	33,600	356,388
Itochu Techno-Solutions Corp	2,200	47,014
Izumi Co Ltd	1,200	48,788
J Front Retailing Co Ltd	6,900	112,608
Japan Airlines Co Ltd	3,600	127,088
Japan Exchange Group Inc	15,000	220,058
Japan Tobacco Inc	30,100	936,346
JFE Holdings Inc	21,200	278,764
JGC Corp	7,000	93,088
JSR Corp	5,600	80,903
JTEKT Corp	9,200	129,095
JX Holdings Inc	67,700	245,086
K’s Holdings Corp	400	12,594
Kajima Corp	18,333	97,602
Kakaku.com Inc	4,800	78,041
Kaken Pharmaceutical Co Ltd	3,000	279,579

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Kamigumi Co Ltd	8,000	$65,663
Kaneka Corp	15,000	110,888
Kansai Paint Co Ltd	4,000	54,692
Kao Corp	14,500	658,783
Kawasaki Heavy Industries Ltd	47,000	162,710
Kawasaki Kisen Kaisha Ltd	54,000	119,024
KDDI Corp	52,300	1,171,223
Keihan Electric Railway Co Ltd	11,000	73,585
Keikyu Corp	8,000	63,819
Keio Corp	10,000	71,210
Keisei Electric Railway Co Ltd	6,000	66,023
Kewpie Corp	3,200	63,955
Keyence Corp	940	420,873
Kikkoman Corp	3,000	82,791
Kinden Corp	6,200	78,843
Kintetsu Group Holdings Co Ltd	31,000	111,707
Kirin Holdings Co Ltd	25,000	329,311
Kobayashi Pharmaceutical Co Ltd	700	52,823
Kobe Steel Ltd	216,000	235,138
Koito Manufacturing Co Ltd	3,600	118,073
Komatsu Ltd	31,500	463,613
Konami Corp	900	19,542
Konica Minolta Inc	19,200	202,678
Kose Corp	1,200	109,919
Kubota Corp	23,000	316,736
Kubota Corp ADR	1,400	96,530
Kuraray Co Ltd	8,000	99,919
Kurita Water Industries Ltd	1,500	31,902
Kyocera Corp	6,500	298,269
Kyocera Corp ADR	1,346	61,943
Kyowa Hakko Kirin Co Ltd	4,000	59,734
Kyushu Electric Power Co Inc *	9,600	104,710
Lawson Inc	1,600	118,320
Lion Corp	7,000	61,715
LIXIL Group Corp	10,900	221,685
M3 Inc	4,700	93,763
Makita Corp	4,200	224,028
Makita Corp ADR	200	10,607
Marubeni Corp	76,400	375,079
Marui Group Co Ltd	4,800	58,063
Matsui Securities Co Ltd	3,100	26,915
Matsumotokiyoshi Holdings Co Ltd	2,800	124,859
Mazda Motor Corp	26,400	419,121
McDonald’s Holdings Co Japan Ltd	800	17,963
Medipal Holdings Corp	4,000	63,716
MEIJI Holdings Co Ltd	2,800	206,032
Minebea Co Ltd	11,000	117,115
Miraca Holdings Inc	1,600	68,053
MISUMI Group Inc	3,600	37,266
Mitsubishi Chemical Holdings Corp	97,200	509,836
Mitsubishi Corp	30,900	508,037
Mitsubishi Electric Corp	49,000	449,904
Mitsubishi Estate Co Ltd	26,000	532,879
Mitsubishi Gas Chemical Co Inc	35,000	161,902
Mitsubishi Heavy Industries Ltd	84,000	376,448
Mitsubishi Logistics Corp	3,000	34,738
Mitsubishi Materials Corp	56,000	170,828
Mitsubishi Motors Corp	36,300	278,153
Mitsubishi Tanabe Pharma Corp	3,100	54,566
Mitsubishi UFJ Financial Group Inc	224,200	1,355,033
Mitsubishi UFJ Financial Group Inc ADR	67,980	413,998
Mitsui & Co Ltd	32,500	366,009
Mitsui & Co Ltd ADR	300	67,800
Mitsui Chemicals Inc	46,000	147,879
Mitsui Fudosan Co Ltd	19,000	522,513
Mitsui OSK Lines Ltd	36,000	86,560
Mizuho Financial Group Inc	474,500	891,281
Mizuho Financial Group Inc ADR	78,132	289,870
MS&AD Insurance Group Holdings Inc	12,400	333,532
Murata Manufacturing Co Ltd	5,700	740,248

	Shares	Value
Nabtesco Corp	5,600	$102,372
Nagoya Railroad Co Ltd	25,000	98,433
Nankai Electric Railway Co Ltd	21,000	107,383
NEC Corp	128,000	394,543
Nexon Co Ltd	3,300	44,200
NGK Insulators Ltd	4,000	76,772
NGK Spark Plug Co Ltd	6,000	137,778
NH Foods Ltd	7,000	143,265
NHK Spring Co Ltd	4,000	38,881
Nichirei Corp	9,000	56,434
Nidec Corp	4,000	275,587
Nidec Corp ADR	6,032	104,535
Nifco Inc	1,300	44,616
Nikon Corp	9,900	119,829
Nintendo Co Ltd	1,600	270,307
Nippo Corp	3,000	51,042
Nippon Electric Glass Co Ltd	10,000	48,449
Nippon Express Co Ltd	26,000	124,461
Nippon Paint Holdings Co Ltd	2,000	35,017
Nippon Paper Industries Co Ltd	2,200	33,623
Nippon Shokubai Co Ltd	1,000	68,136
Nippon Steel & Sumitomo Metal Corp	28,063	512,655
Nippon Telegraph & Telephone Corp	14,600	512,748
Nippon Telegraph & Telephone Corp ADR	4,100	144,771
Nippon Yusen KK	63,000	146,191
Nipro Corp	3,700	38,154
Nishi-Nippon Railroad Co Ltd	5,000	24,578
Nissan Chemical Industries Ltd	4,000	88,067
Nissan Motor Co Ltd	83,400	768,236
Nissan Shatai Co Ltd	3,000	33,407
Nisshin Seifun Group Inc	4,840	70,490
Nisshinbo Holdings Inc	4,000	45,224
Nissin Foods Holdings Co Ltd	1,000	46,113
Nitori Holdings Co Ltd	900	70,872
Nitto Denko Corp	3,600	216,220
NOK Corp	2,000	43,300
Nomura Holdings Inc	73,200	424,723
Nomura Holdings Inc ADR	19,971	116,231
Nomura Real Estate Holdings Inc	4,800	96,782
Nomura Research Institute Ltd	4,620	177,987
NSK Ltd	17,000	165,049
NTN Corp	35,000	144,878
NTT Data Corp	4,500	227,219
NTT DOCOMO Inc	32,300	541,532
NTT DOCOMO Inc ADR	11,400	192,432
NTT Urban Development Corp	4,100	37,850
Obayashi Corp	11,000	93,980
Obic Co Ltd	1,600	73,382
Odakyu Electric Railway Co Ltd	10,000	90,190
Oji Holdings Corp	27,000	115,955
Olympus Corp	7,500	233,555
Omron Corp	6,900	208,557
Ono Pharmaceutical Co Ltd	1,300	154,627
Oracle Corp Japan	600	25,400
Oriental Land Co Ltd	5,200	292,033
Osaka Gas Co Ltd	33,000	125,594
Otsuka Corp	1,200	58,588
Otsuka Holdings Co Ltd	9,100	292,479
Panasonic Corp	50,200	509,634
Panasonic Corp ADR	13,000	131,430
Park24 Co Ltd	3,000	56,443
Pigeon Corp	2,100	49,304
Rakuten Inc	30,400	389,873
Resona Holdings Inc	99,800	509,900
Resorttrust Inc	3,900	97,297
Ricoh Co Ltd	27,300	276,068
Rinnai Corp	500	38,222
Rohm Co Ltd	3,100	138,602
Rohto Pharmaceutical Co Ltd	4,000	61,637
Ryohin Keikaku Co Ltd	800	163,790

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Sankyo Co Ltd	900	$32,076
Sanrio Co Ltd	1,400	38,309
Santen Pharmaceutical Co Ltd	7,500	101,079
Sawai Pharmaceutical Co Ltd	2,200	128,496
SBI Holdings Inc	10,920	123,506
SCSK Corp	2,100	78,965
Secom Co Ltd	5,400	325,403
Sega Sammy Holdings Inc	6,800	66,582
Seiko Epson Corp	9,000	127,404
Seino Holdings Co Ltd	3,000	31,350
Sekisui Chemical Co Ltd	15,000	157,996
Sekisui House Ltd	21,900	344,094
Seven & i Holdings Co Ltd	18,500	847,625
Seven Bank Ltd	18,900	82,207
Sharp Corp *	65,000	74,785
Shikoku Electric Power Co Inc	4,200	68,712
Shimadzu Corp	6,000	86,706
Shimamura Co Ltd	500	53,957
Shimano Inc	2,100	295,963
Shimizu Corp	20,000	172,154
Shin-Etsu Chemical Co Ltd	9,300	478,011
Shinsei Bank Ltd	52,000	107,412
Shionogi & Co Ltd	5,400	194,105
Shiseido Co Ltd	9,600	210,400
Showa Denko KK	85,000	93,590
Showa Shell Sekiyu KK	11,900	94,277
SKY Perfect JSAT Holdings Inc	10,600	50,054
SMC Corp	1,200	263,560
SoftBank Group Corp	26,100	1,200,872
Sojitz Corp	27,300	50,860
Sompo Japan Nipponkoa Holdings Inc	7,850	228,888
Sony Corp	11,500	281,192
Sony Corp ADR	23,760	582,120
Sony Financial Holdings Inc	3,700	60,931
Sotetsu Holdings Inc	8,000	43,919
Square Enix Holdings Co Ltd	1,700	42,271
Stanley Electric Co Ltd	6,500	130,207
Start Today Co Ltd	600	19,910
Sugi Holdings Co Ltd	1,100	49,561
Sumco Corp	4,900	43,980
Sumitomo Chemical Co Ltd	102,000	518,108
Sumitomo Corp	25,700	248,097
Sumitomo Dainippon Pharma Co Ltd	4,800	48,066
Sumitomo Electric Industries Ltd	30,800	395,705
Sumitomo Forestry Co Ltd	9,800	110,182
Sumitomo Heavy Industries Ltd	28,000	111,071
Sumitomo Metal Mining Co Ltd	26,000	296,057
Sumitomo Mitsui Financial Group Inc	32,200	1,225,773
Sumitomo Mitsui Financial Group Inc ADR	12,900	98,427
Sumitomo Mitsui Trust Holdings Inc	77,000	284,016
Sumitomo Realty & Development Co Ltd	9,000	287,483
Sumitomo Rubber Industries Ltd	8,100	112,670
Sundrug Co Ltd	1,000	52,871
Suntory Beverage & Food Ltd	4,600	177,024
Suruga Bank Ltd	4,000	74,541
Suzuken Co Ltd	3,800	126,985
Suzuki Motor Corp	8,200	253,367
Sysmex Corp	4,600	243,242
T&D Holdings Inc	17,500	207,275
Tadano Ltd	3,000	33,346
Taiheiyo Cement Corp	91,000	273,795
Taisei Corp	18,000	117,750
Taiyo Nippon Sanso Corp	10,000	95,262
Takashimaya Co Ltd	18,000	146,048
Takeda Pharmaceutical Co Ltd	15,900	700,825
TDK Corp	3,500	199,082
Teijin Ltd	51,000	155,264
Terumo Corp	5,600	158,782
The 77 Bank Ltd	4,000	22,784
The Bank of Kyoto Ltd	16,000	163,335

	Shares	Value
The Bank of Yokohama Ltd	45,000	$274,161
The Chiba Bank Ltd	31,000	220,634
The Chugoku Bank Ltd	7,900	117,654
The Chugoku Electric Power Co Inc	6,800	93,902
The Dai-ichi Life Insurance Co Ltd	22,100	353,430
The Gunma Bank Ltd	5,000	31,975
The Hachijuni Bank Ltd	19,000	134,378
The Hiroshima Bank Ltd	21,000	121,698
The Iyo Bank Ltd	5,000	57,648
The Joyo Bank Ltd	28,000	147,948
The Kansai Electric Power Co Inc *	13,400	150,002
The Nishi-Nippon City Bank Ltd	20,000	55,078
The Shizuoka Bank Ltd	20,000	200,432
The Yokohama Rubber Co Ltd	4,000	70,688
THK Co Ltd	2,900	46,144
Tobu Railway Co Ltd	22,000	94,654
Toho Co Ltd	1,000	22,870
Toho Gas Co Ltd	8,000	47,346
Tohoku Electric Power Co Inc	8,600	117,083
Tokai Rika Co Ltd	1,400	29,018
Tokai Tokyo Financial Holdings Inc	9,000	53,413
Tokio Marine Holdings Inc	16,700	624,987
Tokyo Electric Power Co Inc *	26,300	176,482
Tokyo Electron Ltd	4,300	203,245
Tokyo Gas Co Ltd	64,000	311,107
Tokyo Tatemono Co Ltd	3,500	41,920
Tokyu Corp	23,000	168,995
Tokyu Fudosan Holdings Corp	10,000	66,791
TonenGeneral Sekiyu KK	4,000	38,839
Toppan Printing Co Ltd	17,000	137,188
Toray Industries Inc	38,000	329,335
Toshiba Corp *	116,000	292,937
Tosoh Corp	25,000	121,035
TOTO Ltd	7,000	219,105
Toyo Seikan Group Holdings Ltd	3,100	49,267
Toyo Suisan Kaisha Ltd	1,000	37,968
Toyo Tire & Rubber Co Ltd	3,500	76,019
Toyoda Gosei Co Ltd	2,000	39,491
Toyota Boshoku Corp	6,900	117,711
Toyota Motor Corp	38,360	2,256,118
Toyota Motor Corp ADR	18,708	2,194,074
Toyota Tsusho Corp	11,900	251,358
Trend Micro Inc	4,600	162,922
TS Tech Co Ltd	3,500	95,842
Tsuruha Holdings Inc	1,100	95,008
Ube Industries Ltd	14,000	24,524
Unicharm Corp	13,200	234,230
UNY Group Holdings Co Ltd	5,200	32,895
USS Co Ltd	8,500	142,103
Wacoal Holdings Corp	2,000	23,978
West Japan Railway Co	4,400	275,452
Yahoo Japan Corp	55,800	213,042
Yakult Honsha Co Ltd	1,700	85,150
Yamada Denki Co Ltd	29,000	117,106
Yamaguchi Financial Group Inc	4,000	49,119
Yamaha Corp	4,600	102,104
Yamaha Motor Co Ltd	16,100	324,720
Yamato Holdings Co Ltd	10,300	197,497
Yamazaki Baking Co Ltd	5,000	77,146
Yaskawa Electric Corp	10,800	110,312
Yokogawa Electric Corp	3,800	39,826
Zeon Corp	4,000	31,656

		77,833,385

Jordan - 0.1%

Hikma Pharmaceuticals PLC	5,227	180,597

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Luxembourg - 0.3%

ArcelorMittal	8,057	$42,098
ArcelorMittal ‘NY’	24,092	124,074
L’Occitane International SA	7,500	15,696
Millicom International Cellular SA SDR	3,309	207,009
RTL Group SA *	837	72,051
SES SA FDR ‘A’	9,038	285,195
Tenaris SA	6,200	74,602
Tenaris SA ADR	2,949	71,100

		891,825

Mexico - 0.0%

Fresnillo PLC	3,109	27,871

Netherlands - 2.9%

Aegon NV	21,701	124,971
Aegon NV ‘NY’	40,452	232,599
Akzo Nobel NV	11,887	772,782
ASML Holding NV	3,752	328,948
ASML Holding NV ‘NY’	3,036	267,107
Boskalis Westminster	3,870	169,415
Delta Lloyd NV	13,722	115,484
Gemalto NV (AMS)	2,407	156,226
Heineken NV	6,210	502,629
ING Groep NV ADR	43,062	608,466
ING Groep NV CVA	46,574	661,150
Koninklijke Ahold NV	34,365	670,716
Koninklijke DSM NV	5,058	233,554
Koninklijke KPN NV	178,535	669,213
Koninklijke Philips NV	9,481	223,560
Koninklijke Philips NV ‘NY’	18,014	422,608
Koninklijke Vopak NV	3,869	154,688
Randstad Holding NV	5,170	308,503
Royal Dutch Shell PLC ‘A’ (LI)	1,956	46,126
Royal Dutch Shell PLC ‘A’ ADR	44,508	2,109,234
Royal Dutch Shell PLC ‘B’	5,785	137,218
Royal Dutch Shell PLC ‘B’ ADR	21,904	1,040,002
TNT Express NV	4,920	37,484
Wolters Kluwer NV	12,192	375,903

		10,368,586

New Zealand - 0.1%

Auckland International Airport Ltd	33,907	106,031
Contact Energy Ltd	6,701	21,253
Fisher & Paykel Healthcare Corp Ltd	5,432	24,663
Fletcher Building Ltd (NZX)	30,481	132,844
Spark New Zealand Ltd (NZX)	69,177	131,858

		416,649

Norway - 0.6%

Akastor ASA *	5,160	6,677
DNB ASA	25,875	337,202
Gjensidige Forsikring ASA	3,349	45,154
Leroy Seafood Group ASA	1,500	53,995
Marine Harvest ASA *	6,125	78,244
Norsk Hydro ASA	52,727	176,111
Orkla ASA	14,967	111,180
Schibsted ASA ‘A’	1,909	64,845
Schibsted ASA ‘B’ *	1,909	60,418
SpareBank 1 SR-Bank ASA	1,034	5,158
Statoil ASA	36,659	534,743
Storebrand ASA *	17,962	59,070
Telenor ASA	21,060	393,952
TGS Nopec Geophysical Co ASA	3,566	65,915
Yara International ASA	3,056	122,121

		2,114,785

	Shares	Value
Portugal - 0.1%

Banco Espirito Santo SA * +	61,212	$-
EDP - Energias de Portugal SA	64,252	235,520
Galp Energia SGPS SA	12,671	125,003
Jeronimo Martins SGPS SA	4,083	55,141

		415,664

Singapore - 1.2%

CapitaLand Ltd	46,000	86,907
City Developments Ltd	25,900	140,252
ComfortDelGro Corp Ltd	125,031	253,124
DBS Group Holdings Ltd	40,308	460,523
Ezion Holdings Ltd	34,800	16,016
Genting Singapore PLC	129,000	65,770
Global Logistic Properties Ltd	76,000	109,316
Golden Agri-Resources Ltd	342,000	79,486
Great Eastern Holdings Ltd	2,000	29,958
Hutchison Port Holdings Trust	211,000	116,274
Jardine Cycle & Carriage Ltd	5,922	113,049
Keppel Corp Ltd	40,900	196,088
Olam International Ltd	8,200	11,672
Oversea-Chinese Banking Corp Ltd	101,918	631,026
SATS Ltd	8,000	21,537
Sembcorp Industries Ltd	32,000	77,884
Sembcorp Marine Ltd	91,300	147,063
Singapore Airlines Ltd	32,000	241,047
Singapore Exchange Ltd	20,000	98,975
Singapore Post Ltd	34,000	40,517
Singapore Press Holdings Ltd	28,000	75,679
Singapore Technologies Engineering Ltd	49,400	103,694
Singapore Telecommunications Ltd	230,100	583,695
StarHub Ltd	8,000	19,483
United Industrial Corp Ltd	9,000	19,350
United Overseas Bank Ltd	27,283	355,942
UOL Group Ltd	14,000	59,163
Venture Corp Ltd	11,100	64,707
Wilmar International Ltd	49,000	88,815

		4,307,012

South Africa - 0.1%

Investec PLC	13,065	100,148
Mondi PLC	11,390	239,046

		339,194

Spain - 3.0%

Abertis Infraestructuras SA	13,503	213,633
ACS Actividades de Construccion y Servicios SA	7,438	213,884
Amadeus IT Holding SA ‘A’	12,562	537,142
Banco Bilbao Vizcaya Argentaria SA	127,548	1,081,824
Banco Bilbao Vizcaya Argentaria SA ADR	7,831	65,546
Banco de Sabadell SA	181,940	334,200
Banco Popular Espanol SA	68,854	251,084
Banco Santander SA	365,534	1,946,354
Banco Santander SA ADR	754	3,981
Bankia SA	126,975	164,534
Bankinter SA	30,471	224,110
CaixaBank SA	93,256	359,467
CaixaBank SA *	981	3,781
EDP Renovaveis SA	8,119	53,302
Enagas SA	6,426	184,177
Endesa SA	13,734	289,374
Ferrovial SA	10,235	244,351
Gas Natural SDG SA	11,398	222,261
Grifols SA	2,817	116,522
Iberdrola SA	148,198	986,012
Industria de Diseno Textil SA	27,966	936,850
Mapfre SA	66,406	173,501
Prosegur Cia de Seguridad SA	2,913	14,031

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Red Electrica Corp SA	3,294	$273,626
Repsol SA	27,446	319,823
Repsol SA ADR	5,820	67,803
Telefonica SA	99,489	1,205,840
Telefonica SA ADR	29,191	351,460
Zardoya Otis SA	4,710	50,969

		10,889,442

Sweden - 2.8%

Alfa Laval AB	9,271	151,827
Assa Abloy AB ‘B’	26,097	468,749
Atlas Copco AB ‘A’	18,124	436,933
Atlas Copco AB ‘B’	10,372	232,541
Axfood AB	5,116	84,429
BillerudKorsnas AB	5,024	72,469
Boliden AB	18,152	284,175
Electrolux AB ‘B’	8,835	249,972
Elekta AB ‘B’	7,108	47,299
Getinge AB ‘B’	8,418	187,983
Hennes & Mauritz AB ‘B’	28,472	1,041,037
Hexagon AB ‘B’	4,401	134,690
Hexpol AB	12,170	136,130
Holmen AB ‘B’	2,328	65,237
Hufvudstaden AB ‘A’	6,211	81,454
Husqvarna AB ‘B’	15,764	103,461
ICA Gruppen AB	2,496	84,442
Lundin Petroleum AB *	2,058	26,536
Meda AB ‘A’	10,073	144,238
NCC AB ‘B’	4,516	136,290
Nibe Industrier AB ‘B’	1,681	49,337
Nordea Bank AB	76,244	851,509
Saab AB ‘B’	2,243	60,124
Sandvik AB	43,593	371,899
Securitas AB ‘B’	14,287	174,713
Skandinaviska Enskilda Banken AB ‘A’	44,662	477,320
Skanska AB ‘B’	11,694	229,653
SKF AB ‘B’	13,434	247,505
SSAB AB ‘A’ *	3,075	10,548
SSAB AB ‘B’ *	9,660	29,177
Svenska Cellulosa AB SCA ‘A’	303	8,415
Svenska Cellulosa AB SCA ‘B’	22,855	640,444
Svenska Handelsbanken AB ‘A’	33,597	482,659
Swedbank AB ‘A’	20,327	449,584
Swedish Match AB	5,904	178,734
Tele2 AB ‘B’	14,908	145,424
Telefonaktiebolaget LM Ericsson ‘A’	2,470	22,408
Telefonaktiebolaget LM Ericsson ‘B’	46,910	462,088
Telefonaktiebolaget LM Ericsson ADR	10,502	102,710
TeliaSonera AB	76,491	412,535
Trelleborg AB ‘B’	7,998	126,892
Volvo AB ‘A’	6,806	65,171
Volvo AB ‘B’	37,933	364,150
Wallenstam AB ‘B’	6,400	52,714

		10,185,605

Switzerland - 9.1%

ABB Ltd	34,624	613,176
ABB Ltd ADR	29,541	521,989
Actelion Ltd	2,757	350,711
Adecco SA	9,605	704,285
Baloise Holding AG	1,777	204,144
Banque Cantonale Vaudoise	61	36,039
Barry Callebaut AG	39	42,488
Chocoladefabriken Lindt & Sprungli AG - Registered	4	284,195
Cie Financiere Richemont SA	17,957	1,398,989
Clariant AG	18,493	312,234
Coca-Cola HBC AG	5,925	125,634
Credit Suisse Group AG	31,659	761,643
Credit Suisse Group AG ADR	7,152	171,863

	Shares	Value
Dufry AG *	959	$112,455
EMS-Chemie Holding AG	226	93,178
Galenica AG	176	224,586
Geberit AG	977	299,126
Givaudan SA	287	467,647
Glencore PLC	221,263	308,330
Julius Baer Group Ltd	7,214	328,223
Kuehne + Nagel International AG	1,712	220,327
LafargeHolcim Ltd (XPAR) *	5,777	301,802
LafargeHolcim Ltd (XVTX)	12,747	669,694
Lonza Group AG	2,398	315,362
Nestle SA	81,260	6,119,406
Novartis AG	38,455	3,542,273
Novartis AG ADR	15,494	1,424,209
OC Oerlikon Corp AG	7,159	70,376
Partners Group Holding AG	434	147,454
Roche Holding AG (XSWX)	754	199,146
Roche Holding AG (XVTX)	19,477	5,148,823
Schindler Holding AG	830	121,941
SGS SA	138	241,276
Sika AG	116	358,893
Sonova Holding AG	2,004	258,428
STMicroelectronics NV	22,481	153,078
STMicroelectronics NV ‘NY’	2,700	18,414
Sulzer AG	437	42,862
Swiss Life Holding AG	992	221,778
Swiss Re AG	11,999	1,031,426
Swisscom AG	732	365,930
Syngenta AG	1,540	494,623
Syngenta AG ADR	8,248	526,057
The Swatch Group AG	1,074	398,866
The Swatch Group AG - Registered	2,304	166,598
UBS Group AG (NYSE) *	39,574	732,910
UBS Group AG (XVTX)	39,086	724,307
Wolseley PLC	8,002	468,111
Zurich Insurance Group AG	5,261	1,294,313

		33,139,618

United Kingdom - 16.7%

Aberdeen Asset Management PLC	26,598	119,627
Admiral Group PLC	5,702	129,815
Aggreko PLC	4,044	58,328
Amec Foster Wheeler PLC	10,574	114,899
Anglo American PLC	51,207	428,381
ARM Holdings PLC	1,325	19,095
ARM Holdings PLC ADR	10,065	435,311
Ashtead Group PLC	21,890	308,955
Associated British Foods PLC	8,330	422,174
AstraZeneca PLC ADR	65,822	2,094,456
Aviva PLC	74,994	514,089
Aviva PLC ADR	9,770	134,044
Babcock International Group PLC	18,717	258,923
BAE Systems PLC	106,196	720,989
Barclays PLC	41,798	154,529
Barclays PLC ADR	92,667	1,369,618
Barratt Developments PLC	29,077	284,438
Berkeley Group Holdings PLC	5,024	254,379
BG Group PLC	80,548	1,161,480
BP PLC ADR	84,501	2,582,351
British American Tobacco PLC	21,380	1,181,601
British American Tobacco PLC ADR	16,439	1,809,605
BT Group PLC	206,227	1,312,286
BT Group PLC ADR	3,807	242,696
Bunzl PLC	10,216	274,217
Burberry Group PLC	12,130	251,744
Capita PLC	18,458	335,238
Capital & Counties Properties PLC	18,588	122,369
Centrica PLC	174,716	607,135
CNH Industrial NV	23,287	152,012
Cobham PLC	46,262	200,336

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Value
Compass Group PLC	43,350	$692,087
Croda International PLC	3,765	154,639
DCC PLC	2,520	190,632
Diageo PLC ADR	15,896	1,713,430
Direct Line Insurance Group PLC	54,498	309,729
Dixons Carphone PLC	40,603	261,295
DS Smith PLC	24,436	145,984
easyJet PLC	3,554	95,782
Fiat Chrysler Automobiles NV *	44,212	576,272
G4S PLC	60,220	210,606
GKN PLC	67,990	276,591
GlaxoSmithKline PLC	1,836	35,196
GlaxoSmithKline PLC ADR	64,204	2,468,644
Hargreaves Lansdown PLC	5,034	92,172
HSBC Holdings PLC (LI)	23,146	175,095
HSBC Holdings PLC ADR	85,960	3,256,165
Imperial Tobacco Group PLC	27,692	1,433,288
Inchcape PLC	11,684	127,412
Informa PLC	23,909	203,533
Inmarsat PLC	18,014	268,135
InterContinental Hotels Group PLC	2,669	92,302
InterContinental Hotels Group PLC ADR	4,643	160,787
International Consolidated Airlines Group SA *	30,860	275,402
Intertek Group PLC	7,354	271,083
ITV PLC	101,592	379,057
J Sainsbury PLC	74,523	294,945
Johnson Matthey PLC	8,010	297,539
Kingfisher PLC	66,649	362,422
Legal & General Group PLC	204,902	739,919
Liberty Global PLC ‘A’ *	512	21,985
Liberty Global PLC ‘C’ *	1,264	51,849
Liberty Global PLC LiLAC ‘A’ *	25	842
Liberty Global PLC LiLAC ‘C’ *	63	2,157
Lloyds Banking Group PLC	710,710	810,190
Lloyds Banking Group PLC ADR	132,093	607,628
London Stock Exchange Group PLC	6,199	227,514
Lonmin PLC *	2,118	522
Marks & Spencer Group PLC	66,313	503,916
Meggitt PLC	32,514	234,762
Merlin Entertainments PLC ~	24,994	140,803
National Grid PLC	33,955	472,883
National Grid PLC ADR	10,828	753,954
Next PLC	4,631	534,481
Old Mutual PLC (LI)	126,044	361,674
Pearson PLC	4,231	72,312
Pearson PLC ADR	19,396	332,835
Pennon Group PLC	12,579	148,178
Persimmon PLC *	8,557	260,727
Provident Financial PLC	3,249	154,664
Prudential PLC	10,345	218,699
Prudential PLC ADR	22,038	928,681
Randgold Resources Ltd	1,832	107,835
Reckitt Benckiser Group PLC	16,917	1,535,575
RELX NV	27,739	452,883
RELX NV ADR	3,798	62,515
RELX PLC	4,850	83,229
RELX PLC ADR	36,088	627,570
Rexam PLC	27,859	220,844
Rio Tinto Ltd	13,947	479,264
Rio Tinto PLC	309	10,367
Rio Tinto PLC ADR	35,633	1,205,108
Rolls-Royce Holdings PLC *	76,059	781,004
Royal Bank of Scotland Group PLC *	16,107	76,968
Royal Bank of Scotland Group PLC ADR *	25,508	243,346
Royal Mail PLC	36,095	250,972
RSA Insurance Group PLC	23,142	141,289
SABMiller PLC	21,166	1,199,402
Schroders PLC	3,360	142,986
Schroders PLC NVDR	1,511	49,510

	Shares	Value
Seadrill Ltd (NYSE) *	10,016	$59,094
Seadrill Ltd (XOSL) *	5,495	32,111
Serco Group PLC *	5,706	8,813
Severn Trent PLC	6,933	229,539
Sky PLC	27,215	430,653
Sky PLC ADR	1,754	111,221
Smith & Nephew PLC	13,367	233,756
Smith & Nephew PLC ADR	8,397	293,895
Smiths Group PLC	15,558	237,045
Sports Direct International PLC *	8,054	92,399
SSE PLC	40,200	911,679
St James’s Place PLC	21,935	282,378
Standard Chartered PLC	64,064	622,824
Standard Life PLC	60,963	358,769
Subsea 7 SA *	10,417	78,367
Taylor Wimpey PLC	110,816	328,760
Tesco PLC	299,746	832,909
The Sage Group PLC	45,219	342,148
The Weir Group PLC	7,854	139,306
Travis Perkins PLC	5,133	153,025
Unilever NV ‘NY’	29,426	1,182,925
Unilever NV CVA	15,780	635,055
Unilever PLC	2,665	108,560
Unilever PLC ADR	33,643	1,371,962
United Utilities Group PLC	16,403	229,945
Vodafone Group PLC	285,417	902,499
Vodafone Group PLC ADR	35,218	1,117,819
Whitbread PLC	5,541	391,923
William Hill PLC	29,567	157,177
WM Morrison Supermarkets PLC	79,598	200,529
WPP PLC	16,734	348,483
WPP PLC ADR	4,705	489,461

		61,042,215

United States - 0.7%

Carnival PLC	1,157	59,721
Carnival PLC ADR	3,509	181,520
QIAGEN NV (XETR) *	4,796	123,702
Samsonite International SA	57,000	187,090
Thomson Reuters Corp (NYSE)	3,269	131,610
Thomson Reuters Corp (TSE)	5,700	229,110
Valeant Pharmaceuticals International Inc (NYSE) *	4,015	716,196
Valeant Pharmaceuticals International Inc (TSE) *	4,900	874,620

		2,503,569

Total Common Stocks (Cost $371,779,385)		359,604,113

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.000% due 10/01/15 (Dated 09/30/15, repurchase price of $2,242,604; collateralized by U.S. Treasury Notes: 2.000% due 11/30/20 and value $2,289,375)	$2,242,604	2,242,604

Total Short-Term Investment (Cost $2,242,604)		2,242,604

TOTAL INVESTMENTS - 99.6% (Cost $376,689,831)		363,300,060

OTHER ASSETS & LIABILITIES, NET - 0.4%		1,441,425

NET ASSETS - 100.0%		$364,741,485

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2015, the portfolio’s composition as a percentage of net assets was as follows:

Financials	22.8%
Consumer Discretionary	14.2%
Industrials	12.9%
Consumer Staples	11.2%
Health Care	10.6%
Materials	8.4%
Energy	5.9%
Telecommunication Services	4.8%
Information Technology	4.5%
Utilities	3.7%
Others (each less than 3.0%)	0.6%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Investments with total aggregate value of $187,602 or less than 0.1% of the portfolio’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2015:

		Total Value at September 30, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights (1)	$1,385	$-	$1,385	$-
	Preferred Stocks (1)	1,451,958	-	1,451,958	-
	Common Stocks
	Australia	20,124,629	2,133,513	17,803,514	187,602
	Austria	823,563	-	823,563	-
	Belgium	4,723,102	1,269,390	3,453,712	-
	Bermuda	23,252	23,252	-	-
	Canada	28,209,231	28,209,231	-	-
	Chile	177,602	-	177,602	-
	China	71,557	-	71,557	-
	Colombia	29,179	29,179	-	-
	Denmark	6,327,185	1,150,702	5,176,483	-
	Finland	3,359,497	89,198	3,270,299	-
	France	31,515,752	580,455	30,935,297	-
	Germany	27,056,556	1,396,413	25,660,143	-
	Hong Kong	9,756,503	78,019	9,678,484	-
	India	9,227	-	9,227	-
	Ireland	3,694,939	1,346,662	2,348,277	-
	Israel	2,144,534	1,239,701	904,833	-
	Italy	6,901,788	304,158	6,597,630	-
	Japan	77,833,385	5,280,161	72,553,224	-
	Jordan	180,597	-	180,597	-
	Luxembourg	891,825	195,174	696,651	-
	Mexico	27,871	-	27,871	-
	Netherlands	10,368,586	4,680,016	5,688,570	-
	New Zealand	416,649	-	416,649	-
	Norway	2,114,785	-	2,114,785	-
	Portugal	415,664	-	415,664	-
	Singapore	4,307,012	-	4,307,012	-
	South Africa	339,194	-	339,194	-
	Spain	10,889,442	488,790	10,400,652	-
	Sweden	10,185,605	102,710	10,082,895	-
	Switzerland	33,139,618	3,395,442	29,744,176	-
	United Kingdom	61,042,215	25,731,954	35,310,261	-
	United States	2,503,569	2,133,056	370,513	-

		359,604,113	79,857,176	279,559,335	187,602

	Short-Term Investment	2,242,604	-	2,242,604	-

	Total	$363,300,060	$79,857,176	$283,255,282	$187,602

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 319 and 320

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2015 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2015. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Investments were in default as of September 30, 2015.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
#	Securities purchased on a when-issued basis.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of September 30, 2015.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2015.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CBA	Commonwealth Bank of Australia
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Offshore Yuan
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
LBP	Lebanese Pound
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iTraxx Asia	International Index - Asia
iTraxx Crossover	International Index - Europe Sub-Investment Grade
iTraxx Europe	International Index - Europe

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2015 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

(1)	For debt investments, the interest rate disclosed in the Schedule of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(2)	The countries listed in the Schedule of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedule of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2015 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company, and is organized as a Massachusetts business trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of September 30, 2015, the Trust was comprised of fifty-nine separate portfolios, as presented in the Schedule of Investments.

Portfolio	Portfolio
Core Income*	International Large-Cap*
Diversified Bond*	International Small-Cap*
Floating Rate Income*	International Value*
Floating Rate Loan*	Health Sciences
High Yield Bond*	Real Estate*
Inflation Managed*	Technology
Inflation Strategy*	Absolute Return*
Managed Bond*	Currency Strategies*
Short Duration Bond*	Equity Long/Short*
Emerging Markets Debt*	Global Absolute Return*
American Funds® Growth	Precious Metals
American Funds Growth-Income	American Funds Asset Allocation
Comstock*	Pacific Dynamix–Conservative Growth**
Dividend Growth*	Pacific Dynamix–Moderate Growth**
Equity Index*	Pacific Dynamix–Growth**
Focused Growth	Portfolio Optimization Conservative***
Growth*	Portfolio Optimization Moderate-Conservative***
Large-Cap Growth*	Portfolio Optimization Moderate***
Large-Cap Value*	Portfolio Optimization Growth***
Long/Short Large-Cap*	Portfolio Optimization Aggressive-Growth***
Main Street® Core*	PD 1-3 Year Corporate Bond****
Mid-Cap Equity*	PD Aggregate Bond Index****
Mid-Cap Growth*	PD High Yield Bond Market****
Mid-Cap Value*	PD Large-Cap Growth Index****
Small-Cap Equity*	PD Large-Cap Value Index****
Small-Cap Growth*	PD Small-Cap Growth Index****
Small-Cap Index*	PD Small-Cap Value Index****
Small-Cap Value*	PD Emerging Markets****
Value Advantage*	PD International Large-Cap****
Emerging Markets*

*	These portfolios are collectively known as the “Portfolio Optimization Underlying Portfolios”
**	These portfolios are collectively known as the “Pacific Dynamix Portfolios”
***	These portfolios are collectively known as the “Portfolio Optimization Portfolios”
****	These portfolios are collectively known as the “Pacific Dynamix Underlying Portfolios”

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the portfolios’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each portfolio’s investments.

B. NET ASSET VALUE

Each portfolio of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a portfolio’s shares is called its net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV is calculated by taking the total value of a portfolio’s assets, subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding.

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Each portfolio’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each portfolio is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain portfolios may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the portfolios do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those portfolios.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange as of the time of the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no official closing price or last reported sales price are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Trust generally uses the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Portfolio Optimization Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Feeder Portfolios

The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio (collectively, the “Feeder Portfolios”) are determined by the Trust based upon the NAVs of the Class 1 shares of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”) at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not the Trust. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in Other Investment Companies

Portfolio investments in other investment companies are valued at their respective NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices for initial public offerings, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a portfolio would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each portfolio’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each portfolio’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 2C) are reflected as Level 2. If a portfolio had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. If a portfolio had an amount of total transfers between each level within the three-tier hierarchy during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period, the Trust also discloses the amounts and reasons for such transfers. A summary of each portfolio’s investments as of September 30, 2015 as categorized under the three-tier hierarchy of inputs, the reconciliation of Level 3 investments, and information on transfers between each level, if applicable, can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments. Additional information about Level 3 fair value measurements as of September 30, 2015, which includes such valuation techniques as Weighted Probability Average, Demand Yield Model, Discounted Cash Flow and Matrix Pricing Model, can be found in the Notes to Schedule of Investments section of the Floating Rate Loan Portfolio’s Schedule of Investments on page 38.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a portfolio are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each portfolio as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each portfolio represents an indirect investment in the assets owned by that portfolio. As with any mutual fund, the value of the assets owned by each portfolio may move up or down, and as a result, an investment in a portfolio at any point in time may be worth more or less than the original amount invested.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect portfolio performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

may adversely impact other markets or issuers in which a portfolio invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a portfolio may lose value, regardless of the individual results of the securities and other instruments in which the portfolio invests. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a portfolio in unforeseen ways, such as causing the portfolio to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Portfolios in direct proportion to the allocation of their assets among those portfolios. Allocations among the Pacific Dynamix Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Pacific Dynamix Underlying Portfolios (see Note 5).
The Portfolio Optimization Portfolios are exposed to the same risks as the Portfolio Optimization Underlying Portfolios in direct proportion to the allocation of their assets among those portfolios. Allocations among the Portfolio Optimization Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Portfolio Optimization Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any of the Portfolio Optimization Underlying Portfolios (see Note 5).

Feeder Portfolios

The American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios are exposed to the same risks as the corresponding Master Funds in which they invest.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a portfolio’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield or “junk” securities may be more volatile than higher rated securities. High yield securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected,

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and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the portfolio, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain portfolios may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2015, no participation interest in Senior Loans was held by any portfolio.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

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U.S. Government Securities

Certain portfolios may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain portfolios may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a portfolio to resell the security at an agreed upon price and time. Repurchase agreements permit a portfolio to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the portfolios at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a portfolio are collateralized with cash or securities of a type that a portfolio is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a portfolio must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a portfolio is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a portfolio normally will have used the collateral received to settle the short sale, a portfolio will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a portfolio as collateral, the portfolio has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a portfolio under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a portfolio’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a portfolio. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

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Reverse Repurchase Agreements – Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain portfolios may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the portfolio are recorded as a liability. A portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the portfolio to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to a portfolio. A portfolio will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the portfolio where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the portfolio’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the portfolio’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a portfolio’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a portfolio’s volatility.

Segregation and Collateral

If a portfolio engages in certain transactions, such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the portfolio’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a portfolio has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that portfolio. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the portfolio may be delayed, limited or wholly denied. There is also a possibility that a portfolio could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A portfolio may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising

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interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the portfolio is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the portfolios and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by the portfolios are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

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September 30, 2015 (Unaudited)

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance

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September 30, 2015 (Unaudited)

risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2015 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

Total Return Swaps – A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty.

A portfolio may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The portfolio has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the portfolio and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the portfolio and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the portfolio and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps. Cash settlements between a portfolio and the counterparty are recognized as realized gain or loss on swap transactions. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

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September 30, 2015 (Unaudited)

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain portfolios are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a portfolio or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a portfolio’s financial statements. A portfolio’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given portfolio exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. TRANSACTIONS WITH AFFILIATES

A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended September 30, 2015 is as follows:

Portfolio/Master Fund	Beginning Value as of January 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
							Ending Value	Share Balance
American Funds Asset Allocation
American Funds Insurance Series® Asset Allocation Fund – Class 1	$2,086,268,127	$162,820,256	$162,049,995	$65,275,484	$23,115,471	($261,707,143)	$2,107,271,222	105,946,266

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income and capital gains, if any.

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
						Ending Value	Share Balance
Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$39,712,348	$3,908,911	$2,810,832	$17,130	$316,493	$41,144,050	4,076,967
PD Aggregate Bond Index ‘P’	199,731,409	19,304,880	14,054,167	607,271	1,380,910	206,970,303	17,761,020
PD High Yield Bond Market ‘P’	26,365,494	2,301,187	1,873,889	170,606	(949,221)	26,014,177	2,091,257
PD Large-Cap Growth Index ‘P’	48,417,025	4,172,121	4,173,404	1,700,749	(2,510,123)	47,606,368	2,030,166
PD Large-Cap Value Index ‘P’	57,529,329	7,616,398	4,060,093	1,485,006	(6,833,570)	55,737,070	2,689,030
PD Small-Cap Growth Index ‘P’	9,423,375	180,395	1,145,437	373,534	(800,426)	8,031,441	386,471
PD Small-Cap Value Index ‘P’	13,944,228	1,179,497	936,944	236,116	(1,613,741)	12,809,156	728,530
PD Emerging Markets ‘P’	8,324,061	2,400,816	839,173	35,147	(1,416,636)	8,504,215	692,953
PD International Large-Cap ‘P’	38,308,150	6,406,464	4,715,522	664,406	(2,848,253)	37,815,245	2,604,933
Total	$441,755,419	$47,470,669	$34,609,461	$5,289,965	($15,274,567)	$444,632,025

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$95,570,741	$12,513,889	$550,651	$4,233	$827,844	$108,366,056	10,738,000
PD Aggregate Bond Index ‘P’	464,285,237	56,345,182	2,661,483	107,687	4,777,546	522,854,169	44,868,386
PD High Yield Bond Market ‘P’	79,645,666	9,926,765	458,877	47,082	(2,772,536)	86,388,100	6,944,664
PD Large-Cap Growth Index ‘P’	235,295,362	24,515,254	2,782,010	1,415,557	(6,541,643)	251,902,520	10,742,343
PD Large-Cap Value Index ‘P’	300,999,527	44,391,358	16,060,522	7,026,790	(35,882,646)	300,474,507	14,496,364
PD Small-Cap Growth Index ‘P’	48,761,336	20,301,022	350,418	141,729	(5,099,256)	63,754,413	3,067,851
PD Small-Cap Value Index ‘P’	80,442,612	12,366,781	458,877	155,522	(9,352,050)	83,153,988	4,729,445
PD Emerging Markets ‘P’	61,825,307	21,055,058	4,202,460	87,481	(11,116,352)	67,649,034	5,512,281
PD International Large-Cap ‘P’	213,803,453	40,166,573	10,987,826	2,936,564	(17,511,898)	228,406,866	15,733,985
Total	$1,580,629,241	$241,581,882	$38,513,124	$11,922,645	($82,670,991)	$1,712,949,653

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September 30, 2015 (Unaudited)

Portfolio/Pacific Dynamix Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
						Ending Value	Share Balance
Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$15,730,389	$7,061,696	$5,638,100	$50,632	$98,609	$17,303,226	1,714,578
PD Aggregate Bond Index ‘P’	79,193,957	10,280,317	2,844,966	162,834	656,531	87,448,673	7,504,350
PD High Yield Bond Market ‘P’	10,434,862	6,555,445	379,329	18,965	(723,878)	15,906,065	1,278,675
PD Large-Cap Growth Index ‘P’	99,613,246	8,303,731	3,603,622	1,634,858	(3,739,087)	102,209,126	4,358,692
PD Large-Cap Value Index ‘P’	115,995,648	16,471,935	4,172,615	1,692,795	(13,176,157)	116,811,606	5,635,565
PD Small-Cap Growth Index ‘P’	33,140,300	1,428,243	2,199,752	927,469	(2,709,407)	30,586,853	1,471,834
PD Small-Cap Value Index ‘P’	43,958,851	4,450,499	1,517,315	466,116	(5,155,542)	42,202,609	2,400,305
PD Emerging Markets ‘P’	30,495,372	8,230,386	2,523,311	(184,735)	(5,107,640)	30,910,072	2,518,661
PD International Large-Cap ‘P’	96,327,529	15,563,209	6,944,042	1,866,529	(8,300,585)	98,512,640	6,786,120
Total	$524,890,154	$78,345,461	$29,823,052	$6,635,463	($38,157,156)	$541,890,870

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
						Ending Value	Share Balance
Portfolio Optimization Conservative
Core Income ‘P’	$-	$60,384,732	$3,193,636	($50,096)	($1,648,871)	$55,492,129	5,717,141
Diversified Bond ‘P’	430,432,167	22,582,485	51,662,295	7,119,097	(2,655,373)	405,816,081	34,392,071
Floating Rate Income ‘P’	60,526,220	5,223,505	7,059,753	334,316	765,343	59,789,631	5,697,673
Floating Rate Loan ‘P’	85,451,171	13,550,202	14,233,629	1,298,578	(709,740)	85,356,582	10,450,743
High Yield Bond ‘P’	122,256,856	3,880,712	16,204,927	2,535,343	(3,924,799)	108,543,185	14,980,307
Inflation Managed ‘P’	97,333,802	262,308	42,701,112	(5,383,251)	5,109,288	54,621,035	4,971,062
Inflation Strategy ‘P’	98,236,012	248,880	54,812,037	(403,182)	779,020	44,048,693	4,410,611
Managed Bond ‘P’	276,116,327	13,679,491	24,605,642	1,738,672	(32,924)	266,895,924	20,556,316
Short Duration Bond ‘P’	364,468,908	15,211,979	166,669,439	6,077,837	(3,016,443)	216,072,842	21,817,604
Emerging Markets Debt ‘P’	166,140,466	4,627,887	59,555,475	1,291,635	(3,681,292)	108,823,221	11,641,905
Comstock ‘P’	72,880,130	3,852,976	6,966,415	2,483,610	(9,098,492)	63,151,809	5,093,017
Dividend Growth ‘P’	12,171,679	5,534,774	1,834,918	431,434	(1,204,169)	15,098,800	982,352
Equity Index ‘P’	36,475,107	480,602	26,386,953	9,667,494	(9,513,024)	10,723,226	240,990
Growth ‘P’	24,272,862	953,229	8,433,689	2,372,493	(2,114,897)	17,049,998	822,569
Large-Cap Growth ‘P’	36,518,820	1,826,554	13,547,814	4,556,896	(4,112,573)	25,241,883	2,853,123
Large-Cap Value ‘P’	97,201,930	5,254,566	10,653,964	4,225,503	(10,318,246)	85,709,789	4,781,346
Main Street Core ‘P’	24,183,883	785,917	5,299,814	1,161,298	(1,609,178)	19,222,106	628,574
Mid-Cap Equity ‘P’	24,576,866	250,420	19,320,716	6,265,822	(5,311,670)	6,460,722	381,237
Mid-Cap Growth ‘P’	12,159,888	751,136	6,171,184	830,770	(1,082,830)	6,487,780	630,807
Mid-Cap Value ‘P’	24,725,967	13,948,008	4,247,571	1,485,945	(3,365,990)	32,546,359	1,677,922
Value Advantage ‘P’	24,601,546	917,392	5,023,698	1,297,856	(2,621,478)	19,171,618	1,543,793
International Large-Cap ‘P’	82,191,223	5,008,810	11,675,332	3,415,214	(4,605,853)	74,334,062	9,484,072
International Value ‘P’	35,107,804	2,088,912	4,450,586	943,472	(2,085,260)	31,604,342	2,824,189
Absolute Return ‘P’	-	167,245,108	14,958,962	(276,366)	(5,880,622)	146,129,158	15,235,054
Currency Strategies ‘P’	70,414,442	1,693,153	4,138,902	157,598	(507,230)	67,619,061	6,366,249
Equity Long/Short ‘P’	-	72,863,541	7,938,901	105,966	4,019,550	69,050,156	6,497,049
Global Absolute Return ‘P’	121,923,395	3,676,414	16,784,620	1,295,803	(1,767,517)	108,343,475	10,397,433
Precious Metals ‘P’	22,864,156	616	22,925,041	(7,945,607)	8,005,876	-	-
Total	$2,423,231,627	$426,784,309	$631,457,025	$47,034,150	($62,189,394)	$2,203,403,667

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$-	$62,074,546	$2,472,566	($44,607)	($1,748,752)	$57,808,621	5,955,800
Diversified Bond ‘P’	626,421,473	534,094	83,437,296	11,659,771	(4,407,448)	550,770,594	46,676,665
Floating Rate Income ‘P’	78,377,438	2,872,480	5,226,680	267,163	1,208,349	77,498,750	7,385,269
Floating Rate Loan ‘P’	126,314,498	1,864,298	14,052,594	1,296,490	(235,349)	115,187,343	14,103,111
High Yield Bond ‘P’	186,179,468	967,399	15,470,970	2,365,986	(4,697,744)	169,344,139	23,371,593
Inflation Managed ‘P’	104,164,016	56,239	46,586,896	(6,505,330)	6,287,897	57,415,926	5,225,425
Inflation Strategy ‘P’	104,785,524	181,794	67,135,627	(1,208,452)	2,006,121	38,629,360	3,867,972
Managed Bond ‘P’	415,671,954	356,240	54,552,087	4,525,614	(1,381,619)	364,620,102	28,083,029
Short Duration Bond ‘P’	421,763,892	2,103,643	233,312,541	8,757,782	(5,223,628)	194,089,148	19,597,836
Emerging Markets Debt ‘P’	201,893,112	1,841,515	90,026,771	2,058,182	(3,286,717)	112,479,321	12,033,035
American Funds Growth-Income ‘P’	26,222,850	-	27,492,247	10,259,195	(8,989,798)	-	-
Comstock ‘P’	138,562,449	506,727	21,213,014	8,227,999	(19,860,088)	106,224,073	8,566,675
Dividend Growth ‘P’	70,863,026	130,493	33,532,034	13,130,647	(14,123,981)	36,468,151	2,372,676
Equity Index ‘P’	85,915,393	224,928	29,757,038	2,108,289	(4,418,331)	54,073,241	1,215,225
Growth ‘P’	69,135,105	300,302	12,834,591	3,661,681	(3,633,779)	56,628,718	2,732,026
Large-Cap Growth ‘P’	114,001,983	606,819	28,211,749	9,546,137	(9,382,206)	86,560,984	9,784,102
Large-Cap Value ‘P’	185,883,500	8,828,880	19,056,412	7,432,731	(19,965,859)	163,122,840	9,099,855
Main Street Core ‘P’	92,849,467	7,164,774	15,149,879	5,141,838	(7,703,432)	82,302,768	2,691,347
Mid-Cap Equity ‘P’	37,251,168	1,864,377	1,339,266	259,593	(943,861)	37,092,011	2,188,743
Mid-Cap Growth ‘P’	43,599,973	459,262	5,556,188	1,842,157	(4,923,027)	35,422,177	3,444,097
Mid-Cap Value ‘P’	128,070,883	396,158	31,610,535	9,447,019	(13,576,752)	92,726,773	4,780,512

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
						Ending Value	Share Balance
Small-Cap Equity ‘P’	$43,725,750	$18,830,793	$7,023,053	$2,124,691	($7,954,938)	$49,703,243	2,666,233
Small-Cap Growth ‘P’	13,237,580	27,739,027	3,793,324	646,366	(4,576,323)	33,253,326	2,336,596
Small-Cap Index ‘P’	21,968,364	31,078,026	7,152,476	2,439,070	(6,889,828)	41,443,156	2,500,619
Small-Cap Value ‘P’	35,330,148	1,065,506	17,286,339	1,416,493	(2,321,173)	18,204,635	1,024,266
Value Advantage ‘P’	83,285,846	22,211,825	7,634,216	1,978,111	(9,183,736)	90,657,830	7,300,217
Emerging Markets ‘P’	79,329,049	5,118,091	2,382,133	(24,263)	(13,394,864)	68,645,880	5,372,466
International Large-Cap ‘P’	109,004,901	29,869,277	8,190,402	1,834,725	(7,996,603)	124,521,898	15,887,396
International Small-Cap ‘P’	83,981,894	39,515,196	15,114,585	4,082,863	(4,375,598)	108,089,770	9,730,078
International Value ‘P’	72,360,078	867,505	19,570,499	4,758,291	(5,519,332)	52,896,043	4,726,833
Absolute Return ‘P’	-	239,072,302	9,974,319	(167,534)	(9,319,027)	219,611,422	22,896,128
Currency Strategies ‘P’	166,637,481	113,345	47,716,898	2,220,760	(3,491,804)	117,762,884	11,087,226
Equity Long/Short ‘P’	-	124,216,845	13,892,315	366,485	6,945,704	117,636,719	11,068,643
Global Absolute Return ‘P’	211,606,531	21,403,768	23,729,227	1,770,087	(3,617,600)	207,433,559	19,906,842
Precious Metals ‘P’	18,951,734	143	18,875,625	(15,806,003)	15,729,751	-	-
Total	$4,197,346,528	$654,436,617	$1,040,362,392	$101,870,027	($174,965,375)	$3,738,325,405

Portfolio Optimization Moderate
Core Income ‘P’	$-	$183,340,231	$9,740,258	($181,255)	($5,093,777)	$168,324,941	17,341,872
Diversified Bond ‘P’	1,545,020,240	138,385,541	217,574,725	29,995,032	(14,856,461)	1,480,969,627	125,509,102
Floating Rate Income ‘P’	143,130,971	58,663,505	14,960,454	760,435	1,610,092	189,204,549	18,030,311
Floating Rate Loan ‘P’	269,985,703	35,869,410	33,136,635	2,969,361	(1,368,285)	274,319,554	33,586,669
High Yield Bond ‘P’	440,310,560	8,708,348	36,563,156	5,490,564	(11,581,769)	406,364,547	56,083,352
Inflation Managed ‘P’	369,684,036	49,013	197,105,597	(21,231,146)	21,905,909	173,302,215	15,772,238
Inflation Strategy ‘P’	361,128,266	48,603	229,093,868	5,832,815	(3,115,895)	134,799,921	13,497,565
Managed Bond ‘P’	1,026,492,609	76,964,598	144,458,493	11,773,455	(5,553,895)	965,218,274	74,341,081
Short Duration Bond ‘P’	826,199,469	112,601	495,024,777	16,927,510	(10,074,821)	338,139,982	34,143,135
Emerging Markets Debt ‘P’	564,261,658	176,534	89,118,599	1,751,574	(19,400,354)	457,670,813	48,961,611
American Funds Growth-Income ‘P’	102,166,683	-	107,112,372	39,567,407	(34,621,718)	-	-
Comstock ‘P’	524,469,373	-	111,769,414	42,774,561	(82,349,838)	373,124,682	30,091,465
Dividend Growth ‘P’	263,242,948	-	118,236,190	46,458,991	(50,310,726)	141,155,023	9,183,769
Equity Index ‘P’	302,433,816	-	104,194,947	7,399,040	(15,530,889)	190,107,020	4,272,405
Growth ‘P’	258,928,911	6,152,323	41,963,732	15,522,938	(15,913,980)	222,726,460	10,745,336
Large-Cap Growth ‘P’	439,367,188	-	100,589,785	36,170,194	(36,382,889)	338,564,708	38,268,413
Large-Cap Value ‘P’	788,886,194	12,940	158,509,897	62,571,054	(105,815,422)	587,144,869	32,754,048
Long/Short Large-Cap ‘P’	530,250,068	39,504	69,003,834	25,815,065	(61,942,044)	425,158,759	31,481,773
Main Street Core ‘P’	433,949,611	-	112,590,774	46,195,044	(53,307,066)	314,246,815	10,276,049
Mid-Cap Equity ‘P’	227,461,149	-	29,800,595	5,322,132	(7,552,779)	195,429,907	11,532,023
Mid-Cap Growth ‘P’	228,856,238	-	98,958,719	9,659,545	(16,323,925)	123,233,139	11,981,955
Mid-Cap Value ‘P’	454,874,214	37,000	114,941,727	35,296,971	(49,733,171)	325,533,287	16,782,810
Small-Cap Equity ‘P’	152,607,399	86,657,617	21,154,642	6,686,437	(30,492,247)	194,304,564	10,423,088
Small-Cap Growth ‘P’	230,767,545	-	47,770,667	11,794,735	(20,905,391)	173,886,222	12,218,381
Small-Cap Index ‘P’	77,464,561	102,434,299	22,290,972	8,128,237	(23,949,079)	141,787,046	8,555,220
Small-Cap Value ‘P’	153,587,431	-	88,127,527	26,065,791	(28,658,173)	62,867,522	3,537,180
Value Advantage ‘P’	365,834,660	73,845,251	27,135,652	7,048,877	(37,321,316)	382,271,820	30,782,417
Emerging Markets ‘P’	538,839,328	471,374	61,436,029	(160,863)	(81,225,794)	396,488,016	31,030,536
International Large-Cap ‘P’	766,804,511	122,833	108,669,482	25,487,486	(35,230,452)	648,514,896	82,742,177
International Small-Cap ‘P’	439,529,490	192,190,795	65,361,719	18,258,002	(19,456,692)	565,159,876	50,874,838
International Value ‘P’	373,209,408	83,042	82,767,343	14,965,148	(20,700,296)	284,789,959	25,449,059
Real Estate ‘P’	154,703,940	88,430,720	30,799,897	7,704,744	(18,248,760)	201,790,747	9,434,287
Absolute Return ‘P’	-	542,687,084	29,670,118	(541,826)	(20,927,434)	491,547,706	51,247,514
Currency Strategies ‘P’	758,258,859	251,464	204,714,782	8,631,994	(15,228,475)	547,199,060	51,518,097
Equity Long/Short ‘P’	-	586,709,267	68,280,070	1,309,249	32,634,619	552,373,065	51,973,740
Global Absolute Return ‘P’	598,913,803	-	138,855,761	10,821,533	(10,329,081)	460,550,494	44,197,796
Precious Metals ‘P’	116,034,086	157,404	115,568,679	(153,870,487)	153,247,676	-	-
Total	$14,827,654,926	$2,182,601,301	$3,747,051,888	$419,170,344	($754,104,598)	$12,928,270,085

Portfolio Optimization Growth
Core Income ‘P’	$-	$122,730,569	$1,970,524	($16,214)	($3,546,139)	$117,197,692	12,074,428
Diversified Bond ‘P’	942,541,223	2,496,093	65,265,116	9,049,731	1,373,026	890,194,957	75,442,175
Floating Rate Income ‘P’	73,398,623	24,149,167	2,752,550	39,850	1,170,981	96,006,071	9,148,931
Floating Rate Loan ‘P’	111,018,948	36,406,496	5,388,677	104,427	85,779	142,226,973	17,413,743
High Yield Bond ‘P’	-	110,443,260	1,773,471	2,989	(6,385,740)	102,287,038	14,116,881
Inflation Managed ‘P’	182,293,366	42,870	138,802,013	(9,421,215)	11,892,634	46,005,642	4,186,974
Inflation Strategy ‘P’	155,208,098	33,074	122,878,842	3,596,166	(1,288,818)	34,669,678	3,471,487
Managed Bond ‘P’	615,433,334	3,880,644	30,689,797	2,519,391	1,605,379	592,748,951	45,653,505
Short Duration Bond ‘P’	185,086,534	577	186,637,855	7,182,749	(5,632,005)	-	-
Emerging Markets Debt ‘P’	232,146,302	85,008	61,845,070	1,424,552	(6,386,568)	165,424,224	17,697,079
American Funds Growth ‘P’	66,669,486	-	71,678,880	22,462,635	(17,453,241)	-	-
American Funds Growth-Income ‘P’	86,273,180	-	90,449,496	33,160,920	(28,984,604)	-	-

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Portfolio/Portfolio Optimization Underlying Portfolio	Beginning Value as of January 1, 2015	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2015
						Ending Value	Share Balance
Comstock ‘P’	$518,127,794	$57,756	$152,014,111	$58,362,297	($92,508,819)	$332,024,917	26,776,883
Dividend Growth ‘P’	297,079,065	23,464	154,320,211	60,619,652	(63,562,581)	139,839,389	9,098,172
Equity Index ‘P’	253,747,872	36,098	34,307,883	1,908,034	(13,295,753)	208,088,368	4,676,512
Growth ‘P’	223,672,208	101,222,533	46,224,658	12,942,334	(18,580,942)	273,031,475	13,172,278
Large-Cap Growth ‘P’	445,738,706	46,784,318	76,721,948	27,044,835	(33,703,914)	409,141,997	46,245,857
Large-Cap Value ‘P’	743,050,713	90,244	163,219,010	64,134,019	(104,185,312)	539,870,654	30,116,842
Long/Short Large-Cap ‘P’	749,367,452	200,815	131,101,975	45,982,915	(95,951,820)	568,497,387	42,095,582
Main Street Core ‘P’	368,142,025	6,238,828	40,294,026	16,322,763	(26,281,793)	324,127,797	10,599,163
Mid-Cap Equity ‘P’	378,573,595	128,899	127,570,337	23,044,037	(21,607,665)	252,568,529	14,903,687
Mid-Cap Growth ‘P’	255,402,169	93,080	120,082,058	11,357,804	(17,923,045)	128,847,950	12,527,883
Mid-Cap Value ‘P’	500,323,106	187,293	73,725,389	21,112,351	(42,135,469)	405,761,892	20,918,982
Small-Cap Equity ‘P’	253,827,289	170,991	27,654,969	8,574,391	(32,138,242)	202,779,460	10,877,707
Small-Cap Growth ‘P’	190,789,454	27,073	26,145,056	6,243,003	(15,793,554)	155,120,920	10,899,809
Small-Cap Index ‘P’	53,836,500	127,966,684	11,757,602	3,786,665	(22,043,481)	151,788,766	9,158,709
Small-Cap Value ‘P’	255,964,199	170,717	109,864,793	30,730,749	(39,862,367)	137,138,505	7,715,965
Value Advantage ‘P’	319,157,218	159,830,402	49,736,103	12,180,560	(45,553,891)	395,878,186	31,878,069
Emerging Markets ‘P’	559,383,388	27,247,458	42,148,068	(4,681,502)	(93,623,848)	446,177,428	34,919,403
International Large-Cap ‘P’	822,134,961	940,143	122,573,993	26,502,670	(38,925,323)	688,078,458	87,789,980
International Small-Cap ‘P’	489,501,579	214,826,837	83,132,968	22,350,144	(24,135,268)	619,410,324	55,758,381
International Value ‘P’	485,952,965	260,125	195,938,205	34,166,129	(30,207,748)	294,233,266	26,292,920
Real Estate ‘P’	259,675,975	12,762,910	49,754,850	16,004,406	(25,613,420)	213,075,021	9,961,859
Absolute Return ‘P’	-	355,921,516	5,714,519	(19,806)	(14,299,502)	335,887,689	35,018,796
Currency Strategies ‘P’	617,342,089	525,038	128,602,363	5,824,960	(10,086,433)	485,003,291	45,662,445
Equity Long/Short ‘P’	-	490,858,931	15,133,853	317,689	29,892,262	505,935,029	47,604,305
Global Absolute Return ‘P’	498,302,298	45,122	215,119,012	17,601,693	(12,419,442)	288,410,659	27,677,998
Precious Metals ‘P’	113,404,094	10,194	112,800,363	(149,400,002)	148,786,077	-	-
Total	$12,302,565,808	$1,846,895,227	$3,095,790,614	$443,118,771	($809,310,609)	$10,687,478,583

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$102,227,631	$17,011,844	$10,427,707	$1,278,642	($443,023)	$109,647,387	9,292,389
Managed Bond ‘P’	65,904,249	12,153,763	5,656,363	441,125	(219,699)	72,623,075	5,593,427
Emerging Markets Debt ‘P’	36,443,007	133,529	38,274,203	(974,766)	2,672,433	-	-
American Funds Growth ‘P’	24,188,721	-	26,006,206	8,982,575	(7,165,090)	-	-
American Funds Growth-Income ‘P’	19,414,996	-	20,354,838	7,192,440	(6,252,598)	-	-
Comstock ‘P’	116,697,242	81,294	29,651,664	11,022,763	(19,279,330)	78,870,305	6,360,670
Dividend Growth ‘P’	84,443,106	-	49,157,054	19,304,182	(19,786,656)	34,803,578	2,264,376
Equity Index ‘P’	67,817,849	-	19,701,595	1,370,709	(3,500,793)	45,986,170	1,033,479
Growth ‘P’	48,665,113	27,840,939	9,886,066	3,056,236	(4,490,744)	65,185,478	3,144,843
Large-Cap Growth ‘P’	101,390,552	5,532,978	17,975,562	6,353,139	(7,374,680)	87,926,427	9,938,439
Large-Cap Value ‘P’	167,870,803	-	32,093,095	12,586,106	(22,046,753)	126,317,061	7,046,634
Long/Short Large-Cap ‘P’	169,491,497	1,712,170	17,782,592	6,561,131	(18,817,280)	141,164,926	10,452,853
Main Street Core ‘P’	83,209,817	-	12,811,267	5,220,865	(7,150,822)	68,468,593	2,238,962
Mid-Cap Equity ‘P’	81,264,725	-	15,364,606	2,740,814	(3,247,567)	65,393,366	3,858,764
Mid-Cap Growth ‘P’	68,498,738	46,084	33,168,867	3,240,158	(4,780,976)	33,835,137	3,289,790
Mid-Cap Value ‘P’	135,415,509	-	12,490,231	3,595,784	(9,690,387)	116,830,675	6,023,185
Small-Cap Equity ‘P’	81,869,510	15,212,630	6,925,970	2,170,094	(11,711,400)	80,614,864	4,324,426
Small-Cap Growth ‘P’	83,126,988	319,436	40,785,088	10,014,835	(10,204,863)	42,471,308	2,984,311
Small-Cap Index ‘P’	27,750,252	34,487,831	6,066,156	2,224,817	(7,837,849)	50,558,895	3,050,649
Small-Cap Value ‘P’	82,519,794	-	21,245,843	5,843,577	(9,916,932)	57,200,596	3,218,336
Value Advantage ‘P’	68,383,328	39,983,297	8,613,292	2,159,769	(9,900,978)	92,012,124	7,409,271
Emerging Markets ‘P’	143,258,986	37,837,393	2,825,996	(53,363)	(32,104,260)	146,112,760	11,435,294
International Large-Cap ‘P’	179,073,794	33,886,467	11,880,283	2,637,870	(11,174,306)	192,543,542	24,566,085
International Small-Cap ‘P’	144,342,797	43,995,599	17,216,018	4,760,921	(3,849,363)	172,033,936	15,486,235
International Value ‘P’	103,443,622	264,540	10,357,836	1,626,323	(5,007,041)	89,969,608	8,039,756
Real Estate ‘P’	83,929,886	138,323	20,903,909	6,228,928	(8,482,626)	60,910,602	2,847,743
Absolute Return ‘P’	-	18,597,233	1,005,655	(20,380)	(717,499)	16,853,699	1,757,124
Currency Strategies ‘P’	117,475,275	755,595	18,491,227	883,687	(1,545,316)	99,078,014	9,328,069
Equity Long/Short ‘P’	-	106,256,720	13,243,006	368,955	5,863,740	99,246,409	9,338,267
Global Absolute Return ‘P’	103,817,041	19	58,048,228	4,773,972	(3,096,514)	47,446,290	4,553,293
Precious Metals ‘P’	47,909,932	785,629	48,413,230	(52,969,214)	52,686,883	-	-
Total	$2,639,844,760	$397,033,313	$636,823,653	$82,622,694	($188,572,289)	$2,294,104,825

6. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (“Agreement”), to provide securities lending services to the portfolio.

Under this program, the proceeds (cash collateral) received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the portfolio’s net assets (see Note 3 — Borrowings and Other Financing Transactions).

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The portfolio manager has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the portfolio manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

7. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable portfolio’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2015, the Floating Rate Income, Floating Rate Loan and Global Absolute Return Portfolios had unfunded loan commitments of $174,321, $42,872 and $736,499, respectively (see details in the Notes to Schedule of Investments).

8. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of purposes as of September 30, 2015, were as follows:

Portfolio	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Core Income	$414,403,369	$563,172	($15,182,983)	($14,619,811)
Diversified Bond	3,969,566,766	28,596,786	(120,126,608)	(91,529,822)
Floating Rate Income	472,272,709	5,429,772	(7,835,487)	(2,405,715)
Floating Rate Loan	786,247,637	8,264,363	(30,070,705)	(21,806,342)
High Yield Bond	1,149,894,979	12,498,446	(81,815,831)	(69,317,385)
Inflation Managed	1,312,808,545	7,229,072	(141,662,036)	(134,432,964)
Inflation Strategy	271,471,220	182,180	(2,690,891)	(2,508,711)
Managed Bond	4,642,050,957	25,338,514	(115,513,514)	(90,175,000)
Short Duration Bond	1,182,962,519	3,672,358	(6,774,143)	(3,101,785)
Emerging Markets Debt	915,519,670	9,923,713	(95,069,433)	(85,145,720)
American Funds Growth	315,422,526	–	(25,137,110)	(25,137,110)
American Funds Growth-Income	292,038,908	23,954,524	(20,176,048)	3,778,476
Comstock	1,121,155,004	169,019,534	(94,285,803)	74,733,731
Dividend Growth	560,675,140	121,609,700	(21,596,160)	100,013,540
Equity Index	1,493,655,650	447,488,837	(49,807,007)	397,681,830
Focused Growth	121,628,232	18,397,479	(3,678,011)	14,719,468
Growth	948,110,285	173,188,782	(29,689,129)	143,499,653
Large-Cap Growth	1,046,586,121	118,697,401	(27,627,937)	91,069,464
Large-Cap Value	1,468,501,081	446,068,310	(75,170,573)	370,897,737
Long/Short Large-Cap	1,704,398,163	53,416,845	(181,456,933)	(128,040,088)
Main Street Core	1,277,069,524	141,687,202	(96,095,812)	45,591,390
Mid-Cap Equity	877,821,666	32,152,726	(59,163,918)	(27,011,192)
Mid-Cap Growth	598,082,405	54,648,493	(83,721,816)	(29,073,323)
Mid-Cap Value	1,133,092,902	28,367,885	(107,844,755)	(79,476,870)
Small-Cap Equity	572,894,168	76,570,116	(70,600,028)	5,970,088
Small-Cap Growth	576,454,435	29,218,868	(67,236,222)	(38,017,354)
Small-Cap Index	753,004,883	113,685,979	(94,960,813)	18,725,166
Small-Cap Value	468,388,226	36,509,031	(44,512,812)	(8,003,781)
Value Advantage	978,580,126	87,908,077	(68,807,967)	19,100,110
Emerging Markets	1,672,657,703	42,632,359	(334,981,484)	(292,349,125)
International Large-Cap	2,337,058,786	59,730,469	(194,272,228)	(134,541,759)
International Small-Cap	1,560,199,074	107,879,543	(142,772,599)	(34,893,056)

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2015 (Unaudited)

Portfolio	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
International Value	$1,103,950,164	$33,149,412	($102,078,139)	($68,928,727)
Health Sciences	345,806,961	40,569,359	(16,613,068)	23,956,291
Real Estate	733,343,156	84,751,102	(32,469,536)	52,281,566
Technology	94,940,279	10,864,263	(15,089,680)	(4,225,417)
Absolute Return	1,191,218,641	3,989,467	(38,752,243)	(34,762,776)
Currency Strategies	1,311,920,504	1,939,299	(3,436,166)	(1,496,867)
Equity Long/Short	1,104,324,684	40,371	–	40,371
Global Absolute Return	1,182,521,455	18,647,992	(80,669,789)	(62,021,797)
Precious Metals	26,062,907	34,929	(15,498,564)	(15,463,635)
American Funds Asset Allocation	2,146,682,004	84,271,830	(123,682,612)	(39,410,782)
Pacific Dynamix – Conservative Growth	407,180,718	38,973,449	(1,522,142)	37,451,307
Pacific Dynamix – Moderate Growth	1,570,081,191	154,553,464	(11,685,002)	142,868,462
Pacific Dynamix – Growth	482,849,261	65,190,921	(6,149,312)	59,041,609
Portfolio Optimization Conservative	2,102,013,120	128,078,156	(26,687,609)	101,390,547
Portfolio Optimization Moderate-Conservative	3,477,987,179	307,275,763	(46,937,537)	260,338,226
Portfolio Optimization Moderate	11,826,242,642	1,273,487,618	(171,460,175)	1,102,027,443
Portfolio Optimization Growth	9,664,209,332	1,178,542,407	(155,273,156)	1,023,269,251
Portfolio Optimization Aggressive-Growth	2,061,684,488	268,196,608	(35,776,271)	232,420,337
PD 1-3 Year Corporate Bond	171,521,162	235,152	(414,388)	(179,236)
PD Aggregate Bond Index	837,902,171	15,722,082	(5,678,114)	10,043,968
PD High Yield Bond Market	136,694,641	1,260,903	(11,848,051)	(10,587,148)
PD Large-Cap Growth Index	324,586,124	89,735,742	(13,383,274)	76,352,468
PD Large-Cap Value Index	454,384,931	53,664,890	(36,560,072)	17,104,818
PD Small-Cap Growth Index	98,076,926	15,096,679	(11,235,730)	3,860,949
PD Small-Cap Value Index	145,839,785	12,964,690	(21,125,321)	(8,160,631)
PD Emerging Markets	127,910,872	6,708,023	(27,696,969)	(20,988,946)
PD International Large-Cap	376,737,318	38,255,293	(51,692,551)	(13,437,258)

(1)	The difference between the total tax cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown Chief Executive Officer

Date:	November 25, 2015

By:	/s/ Eddie D. Tung
Eddie D. Tung Treasurer (Principal Financial and Accounting Officer)

Date:	November 25, 2015